UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-301-296-5100

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2014

Rydex Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

RSECF-SEMI-0914x0315	guggenheiminvestments.com

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Distributed by Guggenheim Funds Distributors, LLC. GI-GOGREEN-0414 X0415#12604

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS' FUND EXPENSES	5
BANKING FUND	10
BASIC MATERIALS FUND	17
BIOTECHNOLOGY FUND	25
CONSUMER PRODUCTS FUND	32
ELECTRONICS FUND	39
ENERGY FUND	46
ENERGY SERVICES FUND	53
FINANCIAL SERVICES FUND	60
HEALTH CARE FUND	69
INTERNET FUND	77
LEISURE FUND	84
PRECIOUS METALS FUND	92
REAL ESTATE FUND	99
RETAILING FUND	107
TECHNOLOGY FUND	115
TELECOMMUNICATIONS FUND	124
TRANSPORTATION FUND	131
UTILITIES FUND	138
NOTES TO FINANCIAL STATEMENTS	145
OTHER INFORMATION	155
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	158
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	161

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:

Security Investors, LLC (the "Investment Adviser") is pleased to present the semi-annual shareholder report for one or more of our Funds (the "Funds") for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW(Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ended September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September's addition of 248,000 non-farm payroll jobs was, on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor's 500® Index* ("S&P 500") was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW(Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor's.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES(Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund's costs in two ways:

Table 1.Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund's account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading "Expenses Paid During Period."

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the "SEC") requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund's expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS' FUND EXPENSES(Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.37%	(1.43%)	$1,000.00	$985.70	$6.82
Advisor Class	1.86%	(1.66%)	1,000.00	983.40	9.25
A-Class	1.61%	(1.53%)	1,000.00	984.70	8.01
C-Class	2.37%	(1.92%)	1,000.00	980.80	11.77
Basic Materials Fund
Investor Class	1.37%	(0.76%)	1,000.00	992.40	6.84
Advisor Class	1.87%	(1.01%)	1,000.00	989.90	9.33
A-Class	1.62%	(0.90%)	1,000.00	991.00	8.09
C-Class	2.37%	(1.26%)	1,000.00	987.40	11.81
Biotechnology Fund
Investor Class	1.36%	11.80%	1,000.00	1,118.00	7.22
Advisor Class	1.86%	11.53%	1,000.00	1,115.30	9.86
A-Class	1.61%	11.66%	1,000.00	1,116.60	8.54
C-Class	2.36%	11.25%	1,000.00	1,112.50	12.50
Consumer Products Fund
Investor Class	1.38%	5.15%	1,000.00	1,051.50	7.10
Advisor Class	1.88%	4.87%	1,000.00	1,048.70	9.66
A-Class	1.63%	5.02%	1,000.00	1,050.20	8.38
C-Class	2.38%	4.63%	1,000.00	1,046.30	12.21
Electronics Fund
Investor Class	1.37%	7.42%	1,000.00	1,074.20	7.12
Advisor Class	1.87%	7.16%	1,000.00	1,071.60	9.71
A-Class	1.62%	7.27%	1,000.00	1,072.70	8.42
C-Class	2.36%	6.89%	1,000.00	1,068.90	12.24
Energy Fund
Investor Class	1.36%	0.07%	1,000.00	1,000.70	6.82
Advisor Class	1.87%	(0.18%)	1,000.00	998.20	9.37
A-Class	1.61%	(0.04%)	1,000.00	999.60	8.07
C-Class	2.36%	(0.39%)	1,000.00	996.10	11.81
Energy Services Fund
Investor Class	1.36%	(6.38%)	1,000.00	936.20	6.60
Advisor Class	1.87%	(6.62%)	1,000.00	933.80	9.07
A-Class	1.61%	(6.47%)	1,000.00	935.30	7.81
C-Class	2.37%	(6.83%)	1,000.00	931.70	11.48
Financial Services Fund
Investor Class	1.36%	2.06%	1,000.00	1,020.60	6.89
Advisor Class	1.87%	1.81%	1,000.00	1,018.10	9.46
A-Class	1.61%	1.92%	1,000.00	1,019.20	8.15
C-Class	2.37%	1.55%	1,000.00	1,015.50	11.97
Health Care Fund
Investor Class	1.37%	8.72%	1,000.00	1,087.20	7.17
Advisor Class	1.87%	8.47%	1,000.00	1,084.70	9.77
A-Class	1.62%	8.62%	1,000.00	1,086.20	8.47
C-Class	2.37%	8.15%	1,000.00	1,081.50	12.37

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES(Unaudited)(continued)

Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.37%	3.70%	$1,000.00	$1,037.00	$7.00
Advisor Class	1.87%	3.41%	1,000.00	1,034.10	9.54
A-Class	1.61%	3.58%	1,000.00	1,035.80	8.22
C-Class	2.37%	3.20%	1,000.00	1,032.00	12.07
Leisure Fund
Investor Class	1.36%	2.10%	1,000.00	1,021.00	6.89
Advisor Class	1.87%	1.85%	1,000.00	1,018.50	9.46
A-Class	1.62%	1.96%	1,000.00	1,019.60	8.20
C-Class	2.37%	1.57%	1,000.00	1,015.70	11.98
Precious Metals Fund
Investor Class	1.26%	(10.20%)	1,000.00	898.00	6.00
Advisor Class	1.77%	(10.41%)	1,000.00	895.90	8.41
A-Class	1.52%	(10.33%)	1,000.00	896.70	7.23
C-Class	2.27%	(10.66%)	1,000.00	893.40	10.77
Real Estate Fund
A-Class	1.63%	1.55%	1,000.00	1,015.50	8.24
C-Class	2.37%	1.18%	1,000.00	1,011.80	11.95
H-Class	1.62%	1.53%	1,000.00	1,015.30	8.18
Retailing Fund
Investor Class	1.37%	0.93%	1,000.00	1,009.30	6.90
Advisor Class	1.86%	0.86%	1,000.00	1,008.60	9.37
A-Class	1.62%	0.98%	1,000.00	1,009.80	8.16
C-Class	2.37%	0.63%	1,000.00	1,006.30	11.92
Technology Fund
Investor Class	1.37%	3.88%	1,000.00	1,038.80	7.00
Advisor Class	1.87%	3.64%	1,000.00	1,036.40	9.55
A-Class	1.62%	3.75%	1,000.00	1,037.50	8.27
C-Class	2.37%	3.43%	1,000.00	1,034.30	12.09
Telecommunications Fund
Investor Class	1.37%	2.86%	1,000.00	1,028.60	6.97
Advisor Class	1.87%	2.58%	1,000.00	1,025.80	9.50
A-Class	1.61%	2.78%	1,000.00	1,027.80	8.18
C-Class	2.37%	2.31%	1,000.00	1,023.10	12.02
Transportation Fund
Investor Class	1.37%	4.73%	1,000.00	1,047.30	7.03
Advisor Class	1.87%	4.46%	1,000.00	1,044.60	9.58
A-Class	1.62%	4.59%	1,000.00	1,045.90	8.31
C-Class	2.37%	4.20%	1,000.00	1,042.00	12.13
Utilities Fund
Investor Class	1.37%	1.50%	1,000.00	1,015.00	6.92
Advisor Class	1.87%	1.19%	1,000.00	1,011.90	9.43
A-Class	1.62%	1.34%	1,000.00	1,013.40	8.18
C-Class	2.37%	0.95%	1,000.00	1,009.50	11.94

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS' FUND EXPENSES(Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$6.93
Advisor Class	1.86%	5.00%	1,000.00	1,015.74	9.40
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Basic Materials Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Biotechnology Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.86%	5.00%	1,000.00	1,015.74	9.40
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
Consumer Products Fund
Investor Class	1.38%	5.00%	1,000.00	1,018.15	6.98
Advisor Class	1.88%	5.00%	1,000.00	1,015.64	9.50
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Electronics Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
Energy Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
Energy Services Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Financial Services Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Health Care Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES(Unaudited)(concluded)

Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.37%	5.00%	$1,000.00	$1,018.20	$6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Leisure Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Precious Metals Fund
Investor Class	1.26%	5.00%	1,000.00	1,018.75	6.38
Advisor Class	1.77%	5.00%	1,000.00	1,016.19	8.95
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
Real Estate Fund
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
Retailing Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.86%	5.00%	1,000.00	1,015.74	9.40
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Technology Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Telecommunications Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Transportation Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
Utilities Fund
Investor Class	1.37%	5.00%	1,000.00	1,018.20	6.93
Advisor Class	1.87%	5.00%	1,000.00	1,015.69	9.45
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILE(Unaudited)	September 30, 2014

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Bank of America Corp.	4.3%
JPMorgan Chase & Co.	4.2%
Citigroup, Inc.	4.2%
Wells Fargo & Co.	4.2%
U.S. Bancorp	3.3%
PNC Financial Services Group, Inc.	2.6%
Capital One Financial Corp.	2.6%
Bank of New York Mellon Corp.	2.5%
State Street Corp.	2.1%
BB&T Corp.	2.0%
Top Ten Total	32.0%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
BANKING FUND

	Shares	Value

COMMON STOCKS† - 100.0%

SUPER-REGIONAL BANKS-U.S. - 19.2%
Wells Fargo & Co.	14,695	$762,229
U.S. Bancorp	14,233	595,366
PNC Financial Services Group, Inc.	5,457	467,010
Capital One Financial Corp.	5,690	464,418
SunTrust Banks, Inc.	7,992	303,936
Fifth Third Bancorp	13,946	279,199
KeyCorp	17,428	232,315
Comerica, Inc.	4,130	205,922
Huntington Bancshares, Inc.	19,851	193,150
Total Super-Regional Banks-U.S.		3,503,545

DIVERSIFIED BANKING INSTITUTIONS - 18.2%
Bank of America Corp.	45,999	784,282
JPMorgan Chase & Co.	12,790	770,470
Citigroup, Inc.	14,728	763,205
Deutsche Bank AG	6,028	210,136
HSBC Holdings plc ADR	3,920	199,450
UBS AG	11,336	196,906
Barclays plc ADR	12,841	190,175
Credit Suisse Group AG ADR	6,822	188,560
Total Diversified Banking Institutions		3,303,184

COMMERCIAL BANKS-NON-U.S. - 16.8%
Itau Unibanco Holding S.A. ADR	16,932	235,015
Banco Bradesco S.A. ADR	14,571	207,637
ICICI Bank Ltd. ADR	4,126	202,587
Credicorp Ltd.	1,305	200,174
Banco Santander S.A. ADR1	20,957	199,092
Toronto-Dominion Bank	4,020	198,548
HDFC Bank Ltd. ADR	4,231	197,080
Royal Bank of Canada	2,628	187,771
Bank of Montreal	2,456	180,811
ING Groep N.V. ADR*	12,720	180,497
Grupo Financiero Santander Mexico SAB de CV ADR	13,310	180,084
Banco Santander Brasil S.A. ADR	27,269	178,339
Bancolombia S.A. ADR	3,125	177,250
Bank of Nova Scotia	2,840	175,654
Banco Bilbao Vizcaya Argentaria S.A. ADR	14,597	175,164
Canadian Imperial Bank of Commerce	1,885	169,367
Total Commercial Banks-Non-U.S.		3,045,070

COMMERCIAL BANKS-CENTRAL U.S. - 9.3%
Cullen/Frost Bankers, Inc.	1,960	149,960
BOK Financial Corp.	2,230	148,250
Commerce Bancshares, Inc.	3,115	139,069
Prosperity Bancshares, Inc.	2,403	137,380
FirstMerit Corp.	6,668	117,357
Texas Capital Bancshares, Inc.*	1,950	112,476
Associated Banc-Corp.	6,441	112,202
TCF Financial Corp.	7,113	110,465
UMB Financial Corp.	1,995	108,827
PrivateBancorp, Inc. — Class A	3,587	107,287
Wintrust Financial Corp.	2,192	97,917
MB Financial, Inc.	3,530	97,710
First Financial Bankshares, Inc.	3,240	90,040
Old National Bancorp	6,500	84,305
First Midwest Bancorp, Inc.	4,700	75,623
Total Commercial Banks-Central U.S.		1,688,868

COMMERCIAL BANKS-WESTERN U.S. - 8.5%
First Republic Bank	3,741	184,731
SVB Financial Group*	1,471	164,884
East West Bancorp, Inc.	4,510	153,340
City National Corp.	1,845	139,611
PacWest Bancorp	3,355	138,327
Umpqua Holdings Corp.	7,860	129,454
Bank of Hawaii Corp.	1,921	109,132
Western Alliance Bancorporation*	4,220	100,858
Cathay General Bancorp	3,910	97,085
Glacier Bancorp, Inc.	3,700	95,682
CVB Financial Corp.	5,890	84,522
Westamerica Bancorporation	1,620	75,362
BBCN Bancorp, Inc.	5,150	75,139
Total Commercial Banks-Western U.S.		1,548,127

COMMERCIAL BANKS-EASTERN U.S. - 7.2%
M&T Bank Corp.	2,251	277,526
CIT Group, Inc.	4,370	200,845
Signature Bank*	1,465	164,168
Webster Financial Corp.	3,853	112,276
Fulton Financial Corp.	8,876	98,346
Valley National Bancorp	9,953	96,445
FNB Corp.	8,032	96,304
Susquehanna Bancshares, Inc.	9,336	93,360
National Penn Bancshares, Inc.	8,340	80,981
Community Bank System, Inc.	2,390	80,280
Total Commercial Banks-Eastern U.S.		1,300,531

COMMERCIAL BANKS-SOUTHERN U.S. - 6.8%
Popular, Inc.*	6,281	184,881
Synovus Financial Corp.	5,250	124,110
BankUnited, Inc.	3,890	118,606
First Horizon National Corp.	9,613	118,048
Hancock Holding Co.	3,473	111,310
Bank of the Ozarks, Inc.	3,440	108,429
United Bankshares, Inc.	3,240	100,213
IBERIABANK Corp.	1,574	98,391
BancorpSouth, Inc.	4,737	95,403
Home BancShares, Inc.	3,240	95,288
Trustmark Corp.	3,730	85,921
Total Commercial Banks-Southern U.S.		1,240,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
BANKING FUND

	Shares	Value
FIDUCIARY BANKS - 6.1%
Bank of New York Mellon Corp.	11,624	$450,198
State Street Corp.	5,220	384,244
Northern Trust Corp.	4,030	274,161
Total Fiduciary Banks		1,108,603

COMMERICAL BANKS-SOUTHERN U.S. - 3.4%
BB&T Corp.	9,546	355,207
Regions Financial Corp.	25,360	254,614
Total Commerical Banks-Southern U.S.		609,821

SAVINGS & LOANS/THRIFTS-EASTERN U.S. - 2.4%
New York Community Bancorp, Inc.	11,462	181,902
Investors Bancorp, Inc.	12,960	131,285
First Niagara Financial Group, Inc.	13,961	116,295
Total Savings & Loans/Thrifts-Eastern U.S.		429,482

MULTI-LINE INSURANCE - 1.2%
Voya Financial, Inc.	5,500	215,050

COMMERICAL BANKS-WESTERN U.S. - 0.9%
Zions Bancorporation	5,777	167,880

Total Common Stocks
(Cost $13,558,489)		18,160,761

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.9%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$72,351	72,351
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	29,796	29,796
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	29,796	29,796
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	29,796	29,796
Total Repurchase Agreements
(Cost $161,739)		161,739

SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	95,004	95,004
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	15,575	15,575
Total Securities Lending Collateral
(Cost $110,579)		110,579

Total Investments - 101.5%
(Cost $13,830,807)		$18,433,079
Other Assets & Liabilities, net - (1.5)%		(271,862)
Total Net Assets - 100.0%		$18,161,217

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $125,400 of securities loaned (cost $13,558,489)	$18,160,761
Repurchase agreements, at value (cost $272,318)	272,318
Total investments (cost $13,830,807)	18,433,079
Segregated cash with broker	18,121
Receivables:
Fund shares sold	550,179
Dividends	23,678
Foreign taxes reclaim	848
Securities lending income	43
Total assets	19,025,948

Liabilities:
Payable for:
Securities purchased	579,025
Fund shares redeemed	131,138
Upon return of securities loaned	128,700
Management fees	10,777
Distribution and service fees	3,796
Transfer agent and administrative fees	3,170
Portfolio accounting fees	1,268
Miscellaneous	6,857
Total liabilities	864,731
Net assets	$18,161,217

Net assets consist of:
Paid in capital	$37,995,882
Undistributed net investment income	131,731
Accumulated net realized loss on investments	(24,568,668)
Net unrealized appreciation on investments	4,602,272
Net assets	$18,161,217

Investor Class:
Net assets	$8,091,617
Capital shares outstanding	129,074
Net asset value per share	$62.69

Advisor Class:
Net assets	$1,154,467
Capital shares outstanding	20,452
Net asset value per share	$56.45

A-Class:
Net assets	$5,168,282
Capital shares outstanding	89,345
Net asset value per share	$57.85
Maximum offering price per share (Net asset value divided by 95.25%)	$60.73

C-Class:
Net assets	$3,746,851
Capital shares outstanding	69,846
Net asset value per share	$53.64

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,918)	$150,835
Income from securities lending, net	209
Interest	5
Total investment income	151,049

Expenses:
Management fees	62,117
Transfer agent and administrative fees	18,269
Distribution and service fees:
Advisor Class	3,240
A-Class	2,789
C-Class	18,216
Portfolio accounting fees	7,308
Registration fees	6,628
Custodian fees	853
Trustees' fees*	691
Tax expense	85
Line of credit interest expense	50
Miscellaneous	3,794
Total expenses	124,040
Net investment income	27,009

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(313,417)
Net realized loss	(313,417)
Net change in unrealized appreciation (depreciation) on:
Investments	(907,326)
Net change in unrealized appreciation (depreciation)	(907,326)
Net realized and unrealized loss	(1,220,743)
Net decrease in net assets resulting from operations	$(1,193,734)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,009	$104,560
Net realized gain (loss) on investments	(313,417)	2,054,539
Net change in unrealized appreciation (depreciation) on investments	(907,326)	456,330
Net increase (decrease) in net assets resulting from operations	(1,193,734)	2,615,429

Distributions to shareholders from:
Net investment income
Investor Class	—	(69,539)
Advisor Class	—	(27,301)
A-Class	—	(69,825)
C-Class	—	(40,063)
Total distributions to shareholders	—	(206,728)

Capital share transactions:
Proceeds from sale of shares
Investor Class	11,463,122	55,738,638
Advisor Class	19,485,711	20,491,522
A-Class	4,183,398	21,112,841
C-Class	8,327,452	22,307,410
Distributions reinvested
Investor Class	—	66,494
Advisor Class	—	27,265
A-Class	—	34,044
C-Class	—	37,004
Cost of shares redeemed
Investor Class	(14,193,751)	(54,691,263)
Advisor Class	(18,652,134)	(24,496,009)
A-Class	(6,862,886)	(15,248,615)
C-Class	(8,789,250)	(22,684,146)
Net increase (decrease) from capital share transactions	(5,038,338)	2,695,185
Net increase (decrease) in net assets	(6,232,072)	5,103,886

Net assets:
Beginning of period	24,393,289	19,289,403
End of period	$18,161,217	$24,393,289
Undistributed net investment income at end of period	$131,731	$104,722

Capital share activity:
Shares sold
Investor Class	180,622	942,203
Advisor Class	346,291	383,290
A-Class	69,303	377,509
C-Class	153,944	443,798
Shares issued from reinvestment of distributions
Investor Class	—	1,089
Advisor Class	—	494
A-Class	—	603
C-Class	—	703
Shares redeemed
Investor Class	(228,292)	(936,087)
Advisor Class	(335,246)	(463,143)
A-Class	(121,318)	(279,911)
C-Class	(162,845)	(453,983)
Net increase (decrease) in shares	(97,541)	16,565

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$63.60	$52.58	$46.75	$49.75	$50.73	$32.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.54	.54	.44	.13	.28
Net gain (loss) on investments (realized and unrealized)	(1.13)	11.09	5.44	(3.39)	(.99)	20.05
Total from investment operations	(.91)	11.63	5.98	(2.95)	(.86)	20.33
Less distributions from:
Net investment income	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Total distributions	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Net asset value, end of period	$62.69	$63.60	$52.58	$46.75	$49.75	$50.73

Total Return[c]	(1.43%)	22.17%	12.84%	(5.89%)	(1.66%)	63.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,092	$11,241	$8,915	$29,061	$8,711	$26,340
Ratios to average net assets:
Net investment income (loss)	0.70%	0.92%	1.16%	1.02%	0.27%	0.67%
Total expenses	1.37%	1.37%	1.35%	1.34%	1.39%	1.38%
Portfolio turnover rate	232%	481%	382%	544%	1,130%	986%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$57.40	$47.71	$42.63	$45.63	$46.79	$30.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.23	.17	.12	(.08)	.06
Net gain (loss) on investments (realized and unrealized)	(.93)	10.07	5.06	(3.07)	(.96)	18.59
Total from investment operations	(.95)	10.30	5.23	(2.95)	(1.04)	18.65
Less distributions from:
Net investment income	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Total distributions	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Net asset value, end of period	$56.45	$57.40	$47.71	$42.63	$45.63	$46.79

Total Return[c]	(1.66%)	21.64%	12.32%	(6.43%)	(2.19%)	62.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,154	$540	$4,235	$1,105	$629	$1,291
Ratios to average net assets:
Net investment income (loss)	(0.09%)	0.44%	0.38%	0.30%	(0.18%)	0.17%
Total expenses	1.86%	1.87%	1.86%	1.83%	1.89%	1.88%
Portfolio turnover rate	232%	481%	382%	544%	1,130%	986%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BANKING FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$58.75	$48.74	$43.45	$46.38	$47.41	$30.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.39	.36	.30	.04	.02
Net gain (loss) on investments (realized and unrealized)	(1.05)	10.23	5.08	(3.18)	(.95)	18.94
Total from investment operations	(.90)	10.62	5.44	(2.88)	(.91)	18.96
Less distributions from:
Net investment income	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Total distributions	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Net asset value, end of period	$57.85	$58.75	$48.74	$43.45	$46.38	$47.41

Total Return[c]	(1.53%)	21.84%	12.60%	(6.19%)	(1.89%)	63.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,168	$8,305	$2,103	$3,088	$913	$6,381
Ratios to average net assets:
Net investment income (loss)	0.53%	0.71%	0.88%	0.73%	0.09%	0.06%
Total expenses	1.61%	1.62%	1.59%	1.61%	1.64%	1.63%
Portfolio turnover rate	232%	481%	382%	544%	1,130%	986%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$54.69	$45.74	$41.09	$44.20	$45.51	$29.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.05)	.01	(.01)	(.29)	(.16)
Net gain (loss) on investments (realized and unrealized)	(.99)	9.61	4.79	(3.05)	(.90)	17.99
Total from investment operations	(1.05)	9.56	4.80	(3.06)	(1.19)	17.83
Less distributions from:
Net investment income	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Total distributions	—	(.61)	(.15)	(.05)	(.12)	(2.22)
Net asset value, end of period	$53.64	$54.69	$45.74	$41.09	$44.20	$45.51

Total Return[c]	(1.92%)	20.95%	11.74%	(6.88%)	(2.58%)	60.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,747	$4,307	$4,036	$3,841	$2,844	$5,607
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.10%)	0.02%	(0.03%)	(0.67%)	(0.42%)
Total expenses	2.37%	2.37%	2.35%	2.35%	2.38%	2.38%
Portfolio turnover rate	232%	481%	382%	544%	1,130%	986%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE(Unaudited)	September 30, 2014

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
EI du Pont de Nemours & Co.	2.9%
Dow Chemical Co.	2.8%
Monsanto Co.	2.8%
LyondellBasell Industries N.V. — Class A	2.7%
Praxair, Inc.	2.2%
Ecolab, Inc.	2.1%
Freeport-McMoRan, Inc.	2.1%
Air Products & Chemicals, Inc.	1.9%
PPG Industries, Inc.	1.9%
Southern Copper Corp.	1.7%
Top Ten Total	23.1%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 98.9%

CHEMICALS-DIVERSIFIED - 16.2%
EI du Pont de Nemours & Co.	16,568	$1,188,919
Dow Chemical Co.	21,818	1,144,136
LyondellBasell Industries N.V. — Class A	10,107	1,098,227
PPG Industries, Inc.	3,870	761,384
Westlake Chemical Corp.	5,600	484,904
Celanese Corp. — Class A	7,442	435,506
FMC Corp.	7,011	400,959
Huntsman Corp.	13,808	358,870
Rockwood Holdings, Inc.	4,371	334,163
Axiall Corp.	6,240	223,454
Olin Corp.	8,196	206,949
Total Chemicals-Diversified		6,637,471

CHEMICALS-SPECIALTY - 13.6%
Ecolab, Inc.	7,514	862,832
Sigma-Aldrich Corp.	5,029	683,994
Eastman Chemical Co.	6,279	507,908
Ashland, Inc.	3,962	412,444
International Flavors & Fragrances, Inc.	4,231	405,668
WR Grace & Co.*	4,075	370,581
Methanex Corp.	4,900	327,320
Albemarle Corp.	5,121	301,627
NewMarket Corp.	785	299,101
Cytec Industries, Inc.	5,636	266,526
Cabot Corp.	5,030	255,373
Sensient Technologies Corp.	4,390	229,817
Minerals Technologies, Inc.	3,535	218,145
Chemtura Corp.*	9,060	211,370
HB Fuller Co.	5,084	201,835
Total Chemicals-Specialty		5,554,541

GOLD MINING - 9.7%
Barrick Gold Corp.	37,858	554,999
Newmont Mining Corp.	21,395	493,155
Goldcorp, Inc.	18,886	434,945
Agnico Eagle Mines Ltd.	11,343	329,287
AngloGold Ashanti Ltd. ADR	27,378	328,536
Randgold Resources Ltd. ADR	4,782	323,215
Franco-Nevada Corp.	6,288	307,357
Yamana Gold, Inc.	50,666	303,996
Eldorado Gold Corp.	44,562	300,348
Royal Gold, Inc.	4,593	298,269
Cia de Minas Buenaventura SAA ADR	25,430	294,479
Total Gold Mining		3,968,586

AGRICULTURAL CHEMICALS - 7.6%
Monsanto Co.	10,093	1,135,563
Mosaic Co.	13,258	588,788
CF Industries Holdings, Inc.	1,954	545,596
Potash Corporation of Saskatchewan, Inc.	14,240	492,134
Agrium, Inc.	4,013	357,157
Total Agricultural Chemicals		3,119,238

STEEL-PRODUCERS - 6.7%
Nucor Corp.	10,787	585,517
ArcelorMittal1	24,624	337,103
Reliance Steel & Aluminum Co.	4,782	327,089
Steel Dynamics, Inc.	14,316	323,685
United States Steel Corp.	7,864	308,033
Gerdau S.A. ADR	60,790	291,792
Carpenter Technology Corp.	4,745	214,237
Commercial Metals Co.	11,629	198,507
AK Steel Holding Corp.*,1	18,163	145,486
Total Steel-Producers		2,731,449

CONTAINERS-PAPER/PLASTIC - 5.6%
Sealed Air Corp.	11,418	398,261
Rock-Tenn Co. — Class A	8,120	386,350
Packaging Corporation of America	5,870	374,623
Graphic Packaging Holding Co.*	23,830	296,207
Sonoco Products Co.	7,490	294,282
Bemis Company, Inc.	7,572	287,887
Berry Plastics Group, Inc.*	10,470	264,263
Total Containers-Paper/Plastic		2,301,873

INDUSTRIAL GASES - 5.1%
Praxair, Inc.	6,975	899,775
Air Products & Chemicals, Inc.	5,948	774,311
Airgas, Inc.	3,826	423,347
Total Industrial Gases		2,097,433

BUILDING PRODUCTS-CEMENT/AGGREGATES - 4.1%
Cemex SAB de CV ADR*	36,781	479,624
Martin Marietta Materials, Inc.	3,419	440,846
Vulcan Materials Co.	6,738	405,830
Eagle Materials, Inc.	3,241	330,031
Total Building Products-Cement/Aggregates		1,656,331

PAPER & RELATED PRODUCTS - 4.0%
International Paper Co.	14,131	674,614
MeadWestvaco Corp.	9,454	387,047
Domtar Corp.	9,223	324,004
KapStone Paper and Packaging Corp.*	8,439	236,039
Total Paper & Related Products		1,621,704

METAL-COPPER - 3.8%
Freeport-McMoRan, Inc.	25,753	840,835
Southern Copper Corp.	23,850	707,153
Total Metal-Copper		1,547,988

COATINGS/PAINT - 3.5%
Sherwin-Williams Co.	3,096	677,993
Valspar Corp.	4,775	377,177

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
BASIC MATERIALS FUND

	Shares	Value
RPM International, Inc.	7,901	$361,708
Total Coatings/Paint		1,416,878

DIVERSIFIED MINERALS - 3.2%
BHP Billiton Ltd. ADR	7,305	430,118
Teck Resources Ltd. — Class B	16,453	310,797
BHP Billiton plc ADR	5,420	300,973
US Silica Holdings, Inc.	3,957	247,352
Total Diversified Minerals		1,289,240

CONTAINERS-METAL/GLASS - 2.7%
Ball Corp.	6,964	440,613
Crown Holdings, Inc.*	8,241	366,889
Owens-Illinois, Inc.*	11,883	309,552
Total Containers-Metal/Glass		1,117,054

METAL-ALUMINUM - 2.0%
Alcoa, Inc.	40,587	653,045
Kaiser Aluminum Corp.	2,220	169,208
Total Metal-Aluminum		822,253

METAL-IRON - 1.9%
Vale S.A. ADR1	57,137	629,078
Cliffs Natural Resources, Inc.1	14,525	150,770
Total Metal-Iron		779,848

METAL-DIVERSIFIED - 1.1%
Rio Tinto plc ADR1	9,505	467,456

SILVER MINING - 0.9%
Silver Wheaton Corp.	17,946	357,664

MISCELLANEOUS MANUFACTURING - 0.7%
AptarGroup, Inc.	4,894	297,066

OFFICE SUPPLIES & FORMS - 0.7%
Avery Dennison Corp.	6,647	296,789

CHEMICALS-PLASTICS - 0.7%
PolyOne Corp.	7,780	276,812

STEEL-SPECIALTY - 0.7%
Allegheny Technologies, Inc.	7,456	276,618

CONSUMER PRODUCTS-MISCELLANEOUS - 0.7%
Scotts Miracle-Gro Co. — Class A	4,910	270,050

QUARRYING - 0.6%
Compass Minerals International, Inc.	2,900	244,412

METAL PROCESSORS & FABRICATE - 0.6%
Worthington Industries, Inc.	6,202	230,838

STEEL PIPE & TUBE - 0.5%
TimkenSteel Corp.	4,460	207,345

CHEMICALS-FIBERS - 0.5%
Rayonier Advanced Materials, Inc.1	5,840	192,194

BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS - 0.5%
Louisiana-Pacific Corp.*	13,980	189,988

PLATINUM - 0.5%
Stillwater Mining Co.*	12,439	186,958

OIL FIELD MACHINERY & EQUIPMENT - 0.4%
Flotek Industries, Inc.*	6,603	172,140

COAL - 0.1%
Walter Energy, Inc.1	22,643	52,985

Total Common Stocks
(Cost $23,586,435)		40,381,202

EXCHANGE-TRADED FUNDS† - 0.5%
Market Vectors Junior Gold Miners ETF	5,639	189,583
Total Exchange-Traded Funds
(Cost $217,523)		189,583

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$143,722	143,722
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	59,189	59,189
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	59,189	59,189
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	59,189	59,189
Total Repurchase Agreements
(Cost $321,289)		321,289

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
BASIC MATERIALS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 2.8%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$973,818	$973,818
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	159,642	159,642
Total Securities Lending Collateral
(Cost $1,133,460)		1,133,460

Total Investments - 103.0%
(Cost $25,258,707)		$42,025,534
Other Assets & Liabilities, net - (3.0)%		(1,211,310)
Total Net Assets - 100.0%		$40,814,224

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,278,930 of securities loaned (cost $23,803,958)	$40,570,785
Repurchase agreements, at value (cost $1,454,749)	1,454,749
Total investments (cost $25,258,707)	42,025,534
Segregated cash with broker	185,740
Cash	1,162
Receivables:
Fund shares sold	49,281
Dividends	38,807
Securities lending income	1,801
Total assets	42,302,325

Liabilities:
Payable for:
Upon return of securities loaned	1,319,200
Fund shares redeemed	99,424
Management fees	28,096
Transfer agent and administrative fees	8,264
Distribution and service fees	7,433
Portfolio accounting fees	3,305
Miscellaneous	22,379
Total liabilities	1,488,101
Net assets	$40,814,224

Net assets consist of:
Paid in capital	$49,678,892
Undistributed net investment income	269,141
Accumulated net realized loss on investments	(25,900,636)
Net unrealized appreciation on investments	16,766,827
Net assets	$40,814,224

Investor Class:
Net assets	$22,264,700
Capital shares outstanding	427,105
Net asset value per share	$52.13

Advisor Class:
Net assets	$4,018,346
Capital shares outstanding	83,460
Net asset value per share	$48.15

A-Class:
Net assets	$9,751,567
Capital shares outstanding	197,091
Net asset value per share	$49.48
Maximum offering price per share (Net asset value divided by 95.25%)	$51.95

C-Class:
Net assets	$4,779,611
Capital shares outstanding	105,452
Net asset value per share	$45.33

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $8,325)	$441,928
Income from securities lending, net	17,784
Interest	17
Total investment income	459,729

Expenses:
Management fees	211,489
Transfer agent and administrative fees	62,202
Distribution and service fees:
Advisor Class	9,950
A-Class	13,817
C-Class	25,751
Portfolio accounting fees	24,881
Custodian fees	2,904
Trustees' fees*	2,102
Tax expense	1,493
Line of credit interest expense	34
Miscellaneous	35,747
Total expenses	390,370
Net investment income	69,359

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,334,295
Net realized gain	2,334,295
Net change in unrealized appreciation (depreciation) on:
Investments	(2,203,230)
Net change in unrealized appreciation (depreciation)	(2,203,230)
Net realized and unrealized gain	131,065
Net increase in net assets resulting from operations	$200,424

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$69,359	$217,641
Net realized gain on investments	2,334,295	6,023,395
Net change in unrealized appreciation (depreciation) on investments	(2,203,230)	(5,738,840)
Net increase in net assets resulting from operations	200,424	502,196

Distributions to shareholders from:
Net investment income
Investor Class	—	(196,131)
Advisor Class	—	(14,384)
A-Class	—	(54,137)
C-Class	—	(34,529)
Total distributions to shareholders	—	(299,181)

Capital share transactions:
Proceeds from sale of shares
Investor Class	80,795,811	162,952,932
Advisor Class	35,502,779	8,129,722
A-Class	13,156,125	13,387,890
C-Class	13,585,856	22,384,921
Distributions reinvested
Investor Class	—	187,009
Advisor Class	—	13,713
A-Class	—	50,565
C-Class	—	31,129
Cost of shares redeemed
Investor Class	(92,523,085)	(165,714,358)
Advisor Class	(34,086,485)	(9,087,918)
A-Class	(16,812,954)	(11,090,005)
C-Class	(13,866,474)	(23,983,376)
Net decrease from capital share transactions	(14,248,427)	(2,737,776)
Net decrease in net assets	(14,048,003)	(2,534,761)

Net assets:
Beginning of period	54,862,227	57,396,988
End of period	$40,814,224	$54,862,227
Undistributed net investment income at end of period	$269,141	$199,782

Capital share activity:
Shares sold
Investor Class	1,502,387	3,283,583
Advisor Class	708,499	179,322
A-Class	255,595	276,591
C-Class	287,960	520,203
Shares issued from reinvestment of distributions
Investor Class	—	3,814
Advisor Class	—	302
A-Class	—	1,084
C-Class	—	724
Shares redeemed
Investor Class	(1,716,521)	(3,367,228)
Advisor Class	(680,088)	(202,337)
A-Class	(325,821)	(243,630)
C-Class	(294,689)	(559,837)
Net decrease in shares	(262,678)	(107,409)

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$52.53	$49.94	$49.80	$56.36	$44.65	$27.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.32	.46	.09	— [c]	.24
Net gain (loss) on investments (realized and unrealized)	(.53)	2.58	(.15)	(6.65)	11.82	17.07
Total from investment operations	(.40)	2.90	.31	(6.56)	11.82	17.31
Less distributions from:
Net investment income	—	(.31)	(.17)	—	(.11)	(.09)
Total distributions	—	(.31)	(.17)	—	(.11)	(.09)
Net asset value, end of period	$52.13	$52.53	$49.94	$49.80	$56.36	$44.65

Total Return[d]	(0.76%)	5.84%	0.65%	(11.66%)	26.50%	63.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,265	$33,687	$36,012	$36,847	$73,606	$44,582
Ratios to average net assets:
Net investment income (loss)	0.48%	0.66%	0.95%	0.17%	0.00%	0.65%
Total expenses[e]	1.37%	1.38%	1.36%	1.36%	1.39%	1.39%
Portfolio turnover rate	169%	349%	251%	217%	292%	455%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$48.64	$46.50	$46.61	$53.00	$42.20	$26.06
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.08	.19	.08	(.20)	.03
Net gain (loss) on investments (realized and unrealized)	(.49)	2.37	(.13)	(6.47)	11.11	16.20
Total from investment operations	(.49)	2.45	.06	(6.39)	10.91	16.23
Less distributions from:
Net investment income	—	(.31)	(.17)	—	(.11)	(.09)
Total distributions	—	(.31)	(.17)	—	(.11)	(.09)
Net asset value, end of period	$48.15	$48.64	$46.50	$46.61	$53.00	$42.20

Total Return[d]	(1.01%)	5.31%	0.16%	(12.08%)	25.88%	62.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,018	$2,678	$3,616	$5,287	$15,986	$8,799
Ratios to average net assets:
Net investment income (loss)	0.02%	0.18%	0.43%	0.17%	(0.44%)	0.07%
Total expenses[e]	1.87%	1.88%	1.86%	1.86%	1.89%	1.89%
Portfolio turnover rate	169%	349%	251%	217%	292%	455%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$49.93	$47.60	$47.58	$53.99	$42.88	$26.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.22	.32	(.01)	(.09)	.15
Net gain (loss) on investments (realized and unrealized)	(.51)	2.42	(.13)	(6.40)	11.31	16.41
Total from investment operations	(.45)	2.64	.19	(6.41)	11.22	16.56
Less distributions from:
Net investment income	—	(.31)	(.17)	—	(.11)	(.09)
Total distributions	—	(.31)	(.17)	—	(.11)	(.09)
Net asset value, end of period	$49.48	$49.93	$47.60	$47.58	$53.99	$42.88

Total Return[d]	(0.90%)	5.58%	0.41%	(11.87%)	26.20%	62.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,752	$13,347	$11,104	$9,410	$18,187	$8,159
Ratios to average net assets:
Net investment income (loss)	0.22%	0.47%	0.69%	(0.03%)	(0.19%)	0.40%
Total expenses[e]	1.62%	1.63%	1.61%	1.61%	1.64%	1.65%
Portfolio turnover rate	169%	349%	251%	217%	292%	455%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$45.91	$44.12	$44.45	$50.80	$40.67	$25.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.15)	(.03)	(.33)	(.40)	(.13)
Net gain (loss) on investments (realized and unrealized)	(.45)	2.25	(.13)	(6.02)	10.64	15.65
Total from investment operations	(.58)	2.10	(.16)	(6.35)	10.24	15.52
Less distributions from:
Net investment income	—	(.31)	(.17)	—	(.11)	(.09)
Total distributions	—	(.31)	(.17)	—	(.11)	(.09)
Net asset value, end of period	$45.33	$45.91	$44.12	$44.45	$50.80	$40.67

Total Return[d]	(1.26%)	4.80%	(0.35%)	(12.50%)	25.21%	61.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,780	$5,150	$6,666	$8,317	$13,353	$9,125
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.34%)	(0.07%)	(0.73%)	(0.93%)	(0.37%)
Total expenses[e]	2.37%	2.38%	2.36%	2.36%	2.39%	2.40%
Portfolio turnover rate	169%	349%	251%	217%	292%	455%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE(Unaudited)	September 30, 2014

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Gilead Sciences, Inc.	7.8%
Amgen, Inc.	6.2%
Biogen Idec, Inc.	5.3%
Celgene Corp.	5.3%
Regeneron Pharmaceuticals, Inc.	3.6%
Alexion Pharmaceuticals, Inc.	3.5%
Vertex Pharmaceuticals, Inc.	3.4%
Illumina, Inc.	2.7%
BioMarin Pharmaceutical, Inc.	2.0%
Incyte Corp.	1.8%
Top Ten Total	41.6%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.4%

MEDICAL-BIOMEDICAL/GENETICS - 76.2%
Gilead Sciences, Inc.*	311,392	$33,147,677
Amgen, Inc.	187,854	26,385,973
Biogen Idec, Inc.*	68,901	22,793,140
Celgene Corp.*	239,521	22,701,800
Regeneron Pharmaceuticals, Inc.*	42,614	15,363,199
Alexion Pharmaceuticals, Inc.*	90,776	15,052,476
Vertex Pharmaceuticals, Inc.*	128,612	14,444,414
Illumina, Inc.*	70,523	11,560,130
BioMarin Pharmaceutical, Inc.*	119,774	8,642,892
Incyte Corp.*	153,269	7,517,844
Medivation, Inc.*	71,370	7,056,352
Puma Biotechnology, Inc.*	27,051	6,453,557
United Therapeutics Corp.*	48,542	6,244,928
Alnylam Pharmaceuticals, Inc.*	78,233	6,109,997
Cubist Pharmaceuticals, Inc.*	87,678	5,816,559
Intercept Pharmaceuticals, Inc.*	23,600	5,585,884
Isis Pharmaceuticals, Inc.*,1	138,247	5,368,131
Myriad Genetics, Inc.*,1	136,280	5,256,320
Seattle Genetics, Inc.*,1	141,144	5,247,734
NPS Pharmaceuticals, Inc.*	181,354	4,715,204
Bio-Rad Laboratories, Inc. — Class A*	40,380	4,579,092
Theravance Biopharma, Inc.*,1	186,900	4,308,045
Charles River Laboratories International, Inc.*	71,466	4,269,379
Synageva BioPharma Corp.*	60,180	4,139,180
Exact Sciences Corp.*,1	208,355	4,037,920
Theravance, Inc.1	212,464	3,631,010
Ultragenyx Pharmaceutical, Inc.*,1	62,500	3,537,500
Intrexon Corp.*,1	189,300	3,517,194
Acorda Therapeutics, Inc.*	98,258	3,328,981
Medicines Co.*	129,750	2,896,020
PDL BioPharma, Inc.1	377,673	2,821,217
Celldex Therapeutics, Inc.*	208,433	2,701,292
Arena Pharmaceuticals, Inc.*,1	622,637	2,608,849
AMAG Pharmaceuticals, Inc.*	81,400	2,597,474
Halozyme Therapeutics, Inc.*	283,665	2,581,352
Aegerion Pharmaceuticals, Inc.*	75,100	2,506,838
Novavax, Inc.*,1	599,455	2,499,727
ARIAD Pharmaceuticals, Inc.*,1	461,789	2,493,661
Ligand Pharmaceuticals, Inc. — Class B*	52,746	2,478,535
ImmunoGen, Inc.*,1	226,300	2,396,517
Achillion Pharmaceuticals, Inc.*	235,900	2,354,282
Emergent Biosolutions, Inc.*	106,400	2,267,384
KYTHERA Biopharmaceuticals, Inc.*	64,720	2,120,227
Sangamo BioSciences, Inc.*	193,360	2,085,388
BioCryst Pharmaceuticals, Inc.*	211,300	2,066,514
Insmed, Inc.*	157,230	2,051,852
Repligen Corp.*	103,000	2,050,730
Organovo Holdings, Inc.*,1	320,180	2,039,547
Inovio Pharmaceuticals, Inc.*,1	205,900	2,028,115
Momenta Pharmaceuticals, Inc.*	177,210	2,009,561
NewLink Genetics Corp.*,1	83,700	1,792,854
Endocyte, Inc.*,1	200,249	1,217,514
XOMA Corp.*	264,600	1,113,966
Acceleron Pharma, Inc.*	31,900	964,656
Exelixis, Inc.*,1	378,125	578,531
Total Medical-Biomedical/Genetics		326,135,115

MEDICAL-DRUGS - 12.6%
Quintiles Transnational Holdings, Inc.*	124,204	6,928,099
OPKO Health, Inc.*,1	662,840	5,640,768
Alkermes plc*	126,378	5,417,825
Grifols S.A. ADR	143,761	5,050,324
ACADIA Pharmaceuticals, Inc.*,1	157,728	3,905,345
Ironwood Pharmaceuticals, Inc. — Class A*	280,556	3,634,603
Receptos, Inc.*	52,300	3,248,353
Clovis Oncology, Inc.*,1	70,200	3,184,272
Insys Therapeutics, Inc.*,1	80,375	3,116,943
Ophthotech Corp.*,1	76,800	2,989,824
Keryx Biopharmaceuticals, Inc.*,1	216,465	2,976,394
TESARO, Inc.*	95,763	2,577,940
Raptor Pharmaceutical Corp.*,1	196,532	1,884,742
Orexigen Therapeutics, Inc.*,1	414,100	1,764,066
Vanda Pharmaceuticals, Inc.*,1	135,300	1,404,414
Total Medical-Drugs		53,723,912

THERAPEUTICS - 5.6%
Pharmacyclics, Inc.*	63,900	7,503,777
Agios Pharmaceuticals, Inc.*,1	68,804	4,221,125
MannKind Corp.*,1	708,100	4,184,871
Dyax Corp.*	291,620	2,951,194
Neurocrine Biosciences, Inc.*	178,865	2,802,815
Sarepta Therapeutics, Inc.*,1	111,031	2,342,754
Total Therapeutics		24,006,536

DIAGNOSTIC EQUIPMENT - 1.5%
Cepheid*	101,576	4,472,391
Affymetrix, Inc.*	234,445	1,870,871
Total Diagnostic Equipment		6,343,262

DIAGNOSTIC KITS - 1.2%
QIAGEN N.V.*	226,100	5,148,297

MEDICAL INSTRUMENTS - 1.1%
Techne Corp.	50,460	4,720,533

DRUG DELIVERY SYSTEMS - 0.7%
Nektar Therapeutics*	244,080	2,946,046

RESEARCH & DEVELOPMENT - 0.5%
Arrowhead Research Corp.*,1	150,281	2,219,650

Total Common Stocks
(Cost $235,023,289)		425,243,351

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
BIOTECHNOLOGY FUND

	Shares	Value
RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/171	263,700	$21,096
Clinical Data, Inc.
Expires 12/31/20	24,000	—
Total Rights
(Cost $19,745)		21,096

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.4%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$691,440	691,440
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	284,753	284,753
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	284,753	284,753
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	284,753	284,753
Total Repurchase Agreements
(Cost $1,545,699)		1,545,699

SECURITIES LENDING COLLATERAL††,3 - 16.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	58,725,362	$58,725,362
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	9,627,108	9,627,108
Total Securities Lending Collateral
(Cost $68,352,470)		68,352,470

Total Investments - 115.8%
(Cost $304,941,203)		$495,162,616
Other Assets & Liabilities, net - (15.8)%		(67,615,354)
Total Net Assets - 100.0%		$427,547,262

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $74,951,920 of securities loaned (cost $235,043,034)	$425,264,447
Repurchase agreements, at value (cost $69,898,169)	69,898,169
Total investments (cost $304,941,203)	495,162,616
Segregated cash with broker	11,200,911
Cash	7,189,100
Receivables:
Fund shares sold	1,074,067
Securities lending income	228,381
Total assets	514,855,075

Liabilities:
Payable for:
Upon return of securities loaned	79,553,381
Securities purchased	6,726,964
Fund shares redeemed	346,746
Management fees	308,897
Transfer agent and administrative fees	90,852
Distribution and service fees	47,079
Portfolio accounting fees	32,221
Miscellaneous	201,673
Total liabilities	87,307,813
Net assets	$427,547,262

Net assets consist of:
Paid in capital	$212,481,446
Accumulated net investment loss	(1,120,618)
Accumulated net realized gain on investments	25,965,021
Net unrealized appreciation on investments	190,221,413
Net assets	$427,547,262

Investor Class:
Net assets	$309,385,646
Capital shares outstanding	4,041,571
Net asset value per share	$76.55

Advisor Class:
Net assets	$39,578,117
Capital shares outstanding	563,485
Net asset value per share	$70.24

A-Class:
Net assets	$53,595,648
Capital shares outstanding	745,225
Net asset value per share	$71.92
Maximum offering price per share (Net asset value divided by 95.25%)	$75.51

C-Class:
Net assets	$24,987,851
Capital shares outstanding	373,759
Net asset value per share	$66.86

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Income from securities lending, net	$1,409,965
Dividends	456,423
Interest	111
Total investment income	1,866,499

Expenses:
Management fees	1,705,232
Transfer agent and administrative fees	501,537
Distribution and service fees:
Advisor Class	88,508
A-Class	58,965
C-Class	118,587
Portfolio accounting fees	181,797
Custodian fees	23,417
Trustees' fees*	16,259
Line of credit interest expense	1,811
Miscellaneous	291,004
Total expenses	2,987,117
Net investment loss	(1,120,618)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	30,660,371
Net realized gain	30,660,371
Net change in unrealized appreciation (depreciation) on:
Investments	8,448,193
Net change in unrealized appreciation (depreciation)	8,448,193
Net realized and unrealized gain	39,108,564
Net increase in net assets resulting from operations	$37,987,946

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,120,618)	$(3,549,985)
Net realized gain on investments	30,660,371	22,271,740
Net change in unrealized appreciation (depreciation) on investments	8,448,193	84,195,149
Net increase in net assets resulting from operations	37,987,946	102,916,904

Capital share transactions:
Proceeds from sale of shares
Investor Class	204,736,572	520,369,253
Advisor Class	71,623,015	128,608,371
A-Class	22,455,071	68,697,208
C-Class	14,133,435	39,913,128
Cost of shares redeemed
Investor Class	(236,623,673)	(452,747,513)
Advisor Class	(73,461,537)	(123,757,687)
A-Class	(24,540,309)	(55,968,103)
C-Class	(18,505,544)	(32,688,163)
Net increase (decrease) from capital share transactions	(40,182,970)	92,426,494
Net increase (decrease) in net assets	(2,195,024)	195,343,398

Net assets:
Beginning of period	429,742,286	234,398,888
End of period	$427,547,262	$429,742,286
Accumulated net investment loss at end of period	$(1,120,618)	$—

Capital share activity:
Shares sold
Investor Class	2,838,414	8,519,648
Advisor Class	1,098,790	2,294,916
A-Class	332,185	1,179,822
C-Class	229,496	749,811
Shares redeemed
Investor Class	(3,373,022)	(7,452,878)
Advisor Class	(1,138,333)	(2,188,643)
A-Class	(383,007)	(955,296)
C-Class	(307,831)	(612,767)
Net increase (decrease) in shares	(703,308)	1,534,613

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$68.47	$48.97	$36.90	$29.16	$27.34	$19.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.51)	(.40)	(.34)	(.33)	(.21)
Net gain (loss) on investments (realized and unrealized)	8.23	20.01	12.47	8.08	2.15	8.18
Total from investment operations	8.08	19.50	12.07	7.74	1.82	7.97
Net asset value, end of period	$76.55	$68.47	$48.97	$36.90	$29.16	$27.34

Total Return[c]	11.80%	39.82%	32.71%	26.54%	6.66%	41.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$309,386	$313,324	$171,844	$89,027	$44,686	$147,631
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.82%)	(0.98%)	(1.09%)	(1.26%)	(0.90%)
Total expenses	1.36%	1.36%	1.35%	1.36%	1.39%	1.39%
Portfolio turnover rate	48%	119%	197%	333%	337%	316%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$62.98	$45.27	$34.27	$27.22	$25.66	$18.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)	(.74)	(.56)	(.48)	(.43)	(.30)
Net gain (loss) on investments (realized and unrealized)	7.56	18.45	11.56	7.53	1.99	7.69
Total from investment operations	7.26	17.71	11.00	7.05	1.56	7.39
Net asset value, end of period	$70.24	$62.98	$45.27	$34.27	$27.22	$25.66

Total Return[c]	11.53%	39.12%	32.10%	25.90%	6.08%	40.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,578	$37,978	$22,486	$8,313	$7,410	$9,144
Ratios to average net assets:
Net investment income (loss)	(0.93%)	(1.32%)	(1.46%)	(1.65%)	(1.77%)	(1.38%)
Total expenses	1.86%	1.86%	1.86%	1.87%	1.89%	1.89%
Portfolio turnover rate	48%	119%	197%	333%	337%	316%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$64.41	$46.18	$34.88	$27.64	$25.98	$18.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.62)	(.48)	(.37)	(.37)	(.25)
Net gain (loss) on investments (realized and unrealized)	7.74	18.85	11.78	7.61	2.03	7.78
Total from investment operations	7.51	18.23	11.30	7.24	1.66	7.53
Net asset value, end of period	$71.92	$64.41	$46.18	$34.88	$27.64	$25.98

Total Return[c]	11.66%	39.48%	32.40%	26.19%	6.39%	40.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,596	$51,270	$26,391	$4,741	$2,211	$2,869
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(1.07%)	(1.21%)	(1.30%)	(1.51%)	(1.12%)
Total expenses	1.61%	1.61%	1.61%	1.61%	1.64%	1.64%
Portfolio turnover rate	48%	119%	197%	333%	337%	316%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$60.10	$43.41	$33.04	$26.38	$24.96	$17.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.44)	(.99)	(.73)	(.58)	(.54)	(.38)
Net gain (loss) on investments (realized and unrealized)	7.20	17.68	11.10	7.24	1.96	7.47
Total from investment operations	6.76	16.69	10.37	6.66	1.42	7.09
Net asset value, end of period	$66.86	$60.10	$43.41	$33.04	$26.38	$24.96

Total Return[c]	11.25%	38.45%	31.39%	25.25%	5.65%	39.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,988	$27,170	$13,677	$6,969	$3,393	$4,705
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.82%)	(1.96%)	(2.06%)	(2.27%)	(1.78%)
Total expenses	2.36%	2.36%	2.36%	2.36%	2.39%	2.39%
Portfolio turnover rate	48%	119%	197%	333%	337%	316%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE(Unaudited)	September 30, 2014

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.4%
Coca-Cola Co.	5.0%
PepsiCo, Inc.	4.3%
Philip Morris International, Inc.	4.1%
Altria Group, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Mondelez International, Inc. — Class A	2.7%
Kimberly-Clark Corp.	2.3%
Kraft Foods Group, Inc.	2.1%
Reynolds American, Inc.	2.1%
Top Ten Total	34.3%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.1%

FOOD-MISCELLANEOUS/DIVERSIFIED - 15.7%
Mondelez International, Inc. — Class A	186,726	$6,398,166
Kraft Foods Group, Inc.	87,900	4,957,560
General Mills, Inc.	96,037	4,845,067
Kellogg Co.	65,720	4,048,352
ConAgra Foods, Inc.	99,582	3,290,189
Campbell Soup Co.	73,717	3,149,927
McCormick & Company, Inc.	37,639	2,518,049
Ingredion, Inc.	26,374	1,998,885
Hain Celestial Group, Inc.*	18,980	1,942,603
Pinnacle Foods, Inc.	51,600	1,684,740
Lancaster Colony Corp.	15,200	1,296,256
B&G Foods, Inc.	37,200	1,024,860
Total Food-Miscellaneous/Diversified		37,154,654

BEVERAGES-NON-ALCOHOLIC - 14.2%
Coca-Cola Co.	278,926	11,898,983
PepsiCo, Inc.	108,437	10,094,400
Monster Beverage Corp.*	36,753	3,369,148
Dr Pepper Snapple Group, Inc.	47,401	3,048,358
Coca-Cola Enterprises, Inc.	62,494	2,772,234
Fomento Economico Mexicano SAB de CV ADR	23,593	2,171,736
Total Beverages-Non-alcoholic		33,354,859

TOBACCO - 13.0%
Philip Morris International, Inc.	116,097	9,682,490
Altria Group, Inc.	178,500	8,200,290
Reynolds American, Inc.	83,333	4,916,647
Lorillard, Inc.	66,831	4,003,845
British American Tobacco plc ADR	16,700	1,888,436
Vector Group Ltd.1	58,300	1,293,094
Universal Corp.	20,700	918,873
Total Tobacco		30,903,675

COSMETICS & TOILETRIES - 12.7%
Procter & Gamble Co.	153,560	12,859,134
Colgate-Palmolive Co.	101,249	6,603,460
Estee Lauder Companies, Inc. — Class A	61,556	4,599,464
Unilever N.V. — Class Y	53,341	2,116,571
Coty, Inc. — Class A	121,600	2,012,480
Avon Products, Inc.	156,646	1,973,740
Total Cosmetics & Toiletries		30,164,849

FOOD-RETAIL - 5.9%
Kroger Co.	82,887	4,310,124
Whole Foods Market, Inc.	80,742	3,077,078
Safeway, Inc.	70,565	2,420,380
Sprouts Farmers Market, Inc.*	60,300	1,752,921
SUPERVALU, Inc.*	139,232	1,244,734
Fresh Market, Inc.*	31,320	1,094,008
Total Food-Retail		13,899,245

CONSUMER PRODUCTS-MISCELLANEOUS - 4.4%
Kimberly-Clark Corp.	50,822	$5,466,922
Clorox Co.	32,467	3,118,131
Spectrum Brands Holdings, Inc.	21,100	1,910,183
Total Consumer Products-Miscellaneous		10,495,236

BREWERY - 4.3%
Molson Coors Brewing Co. — Class B	40,724	3,031,495
AMBEV S.A. ADR	444,000	2,908,200
Anheuser-Busch InBev N.V. ADR	24,412	2,706,070
Boston Beer Company, Inc. — Class A*,1	6,400	1,419,264
Total Brewery		10,065,029

BEVERAGES-WINE/SPIRITS - 4.0%
Brown-Forman Corp. — Class B	41,020	3,700,824
Constellation Brands, Inc. — Class A*	40,144	3,498,951
Diageo plc ADR	20,640	2,381,856
Total Beverages-Wine/Spirits		9,581,631

AGRICULTURAL OPERATIONS - 3.8%
Archer-Daniels-Midland Co.	95,903	4,900,643
Bunge Ltd.	35,196	2,964,559
Andersons, Inc.	17,700	1,112,976
Total Agricultural Operations		8,978,178

FOOD-MEAT PRODUCTS - 3.6%
Tyson Foods, Inc. — Class A	82,195	3,236,017
Hormel Foods Corp.	61,786	3,175,183
BRF S.A. ADR	88,780	2,112,076
Total Food-Meat Products		8,523,276

FOOD-CONFECTIONERY - 2.8%
Hershey Co.	41,592	3,969,124
JM Smucker Co.	27,531	2,725,294
Total Food-Confectionery		6,694,418

FOOD-WHOLESALE/DISTRIBUTION - 2.3%
Sysco Corp.	106,705	4,049,455
United Natural Foods, Inc.*	24,030	1,476,884
Total Food-Wholesale/Distribution		5,526,339

VITAMINS & NUTRITION PRODUCTS - 2.3%
Mead Johnson Nutrition Co. — Class A	38,949	3,747,672
Herbalife Ltd.1	38,914	1,702,488
Total Vitamins & Nutrition Products		5,450,160

COFFEE - 1.6%
Keurig Green Mountain, Inc.	29,374	3,822,439

POULTRY - 1.5%
Pilgrim's Pride Corp.*	77,100	2,356,176
Sanderson Farms, Inc.	13,800	1,213,710
Total Poultry		3,569,886

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
CONSUMER PRODUCTS FUND

	Shares	Value
FOOD-DAIRY PRODUCTS - 1.3%
WhiteWave Foods Co. — Class A*	59,600	$2,165,268
Dean Foods Co.	68,640	909,480
Total Food-Dairy Products		3,074,748

SOAP & CLEANING PREPARATION - 1.1%
Church & Dwight Company, Inc.	37,266	2,614,583

BATTERIES/BATTERY SYSTEMS - 1.0%
Energizer Holdings, Inc.	19,065	2,348,998

FOOD-BAKING - 0.7%
Flowers Foods, Inc.	90,392	1,659,597

FOOD-CANNED - 0.7%
TreeHouse Foods, Inc.*	19,701	1,585,931

ALTERNATIVE WASTE TECHNOLOGY - 0.6%
Darling Ingredients, Inc.*	81,368	1,490,662

RETAIL-CONVENIENCE STORE - 0.6%
Casey's General Stores, Inc.	19,623	1,406,969

MULTILEVEL DIRECT SELLING - 0.6%
Nu Skin Enterprises, Inc. — Class A	30,930	1,392,778

FOOD-FLOUR & GRAIN - 0.4%
Post Holdings, Inc.*	31,000	1,028,580

Total Common Stocks
(Cost $172,938,916)		234,786,720

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.4%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$403,527	$403,527
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	166,183	166,183
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	166,183	166,183
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	166,183	166,183
Total Repurchase Agreements
(Cost $902,076)		902,076

SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	2,511,434	2,511,434
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	411,710	411,710
Total Securities Lending Collateral
(Cost $2,923,144)		2,923,144

Total Investments - 100.7%
(Cost $176,764,136)		$238,611,940
Other Assets & Liabilities, net - (0.7)%		(1,638,878)
Total Net Assets - 100.0%		$236,973,062

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $3,338,207 of securities loaned (cost $172,938,916)	$234,786,720
Repurchase agreements, at value (cost $3,825,220)	3,825,220
Total investments (cost $176,764,136)	238,611,940
Segregated cash with broker	479,015
Receivables:
Fund shares sold	2,374,044
Dividends	597,918
Foreign taxes reclaim	6,248
Securities lending income	2,479
Total assets	242,071,644

Liabilities:
Payable for:
Upon return of securities loaned	3,402,159
Securities purchased	1,128,772
Fund shares redeemed	218,336
Management fees	152,710
Transfer agent and administrative fees	44,915
Distribution and service fees	33,204
Portfolio accounting fees	17,966
Miscellaneous	100,520
Total liabilities	5,098,582
Net assets	$236,973,062

Net assets consist of:
Paid in capital	$181,263,908
Undistributed net investment income	2,289,934
Accumulated net realized loss on investments	(8,428,584)
Net unrealized appreciation on investments	61,847,804
Net assets	$236,973,062

Investor Class:
Net assets	$148,401,167
Capital shares outstanding	2,709,803
Net asset value per share	$54.76

Advisor Class:
Net assets	$45,567,675
Capital shares outstanding	916,822
Net asset value per share	$49.70

A-Class:
Net assets	$27,701,113
Capital shares outstanding	540,659
Net asset value per share	$51.24
Maximum offering price per share (Net asset value divided by 95.25%)	$53.80

C-Class:
Net assets	$15,303,107
Capital shares outstanding	330,235
Net asset value per share	$46.34

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $7,049)	$2,444,384
Income from securities lending, net	11,697
Interest	60
Total investment income	2,456,141

Expenses:
Management fees	875,728
Transfer agent and administrative fees	257,566
Distribution and service fees:
Advisor Class	86,073
A-Class	29,961
C-Class	74,430
Portfolio accounting fees	103,025
Tax expense	14,930
Custodian fees	12,034
Trustees' fees*	7,548
Line of credit interest expense	112
Miscellaneous	150,247
Total expenses	1,611,654
Net investment income	844,487

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,525,199
Net realized gain	1,525,199
Net change in unrealized appreciation (depreciation) on:
Investments	7,162,242
Net change in unrealized appreciation (depreciation)	7,162,242
Net realized and unrealized gain	8,687,441
Net increase in net assets resulting from operations	$9,531,928

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$844,487	$1,430,602
Net realized gain on investments	1,525,199	16,541,099
Net change in unrealized appreciation (depreciation) on investments	7,162,242	2,525,092
Net increase in net assets resulting from operations	9,531,928	20,496,793

Distributions to shareholders from:
Net investment income
Investor Class	—	(1,145,002)
Advisor Class	—	(232,317)
A-Class	—	(203,982)
C-Class	—	(138,802)
Net realized gains
Investor Class	—	(3,773,580)
Advisor Class	—	(765,646)
A-Class	—	(672,262)
C-Class	—	(457,448)
Total distributions to shareholders	—	(7,389,039)

Capital share transactions:
Proceeds from sale of shares
Investor Class	99,579,960	198,150,046
Advisor Class	87,450,994	38,899,657
A-Class	10,767,411	21,016,640
C-Class	10,922,178	27,537,280
Distributions reinvested
Investor Class	—	4,792,637
Advisor Class	—	995,811
A-Class	—	697,114
C-Class	—	581,614
Cost of shares redeemed
Investor Class	(59,411,218)	(291,984,030)
Advisor Class	(70,687,401)	(24,065,444)
A-Class	(9,835,755)	(19,454,898)
C-Class	(10,401,298)	(26,613,638)
Net increase (decrease) from capital share transactions	58,384,871	(69,447,211)
Net increase (decrease) in net assets	67,916,799	(56,339,457)

Net assets:
Beginning of period	169,056,263	225,395,720
End of period	$236,973,062	$169,056,263
Undistributed net investment income at end of period	$2,289,934	$1,445,447

Capital share activity:
Shares sold
Investor Class	1,845,895	3,954,307
Advisor Class	1,778,326	847,688
A-Class	212,756	446,742
C-Class	238,323	642,147
Shares issued from reinvestment of distributions
Investor Class	—	94,753
Advisor Class	—	21,601
A-Class	—	14,701
C-Class	—	13,476
Shares redeemed
Investor Class	(1,098,972)	(5,892,976)
Advisor Class	(1,434,705)	(527,437)
A-Class	(195,533)	(418,104)
C-Class	(227,004)	(619,832)
Net increase (decrease) in shares	1,119,086	(1,422,934)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$52.08	$47.79	$40.19	$36.37	$37.83	$26.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.46	.57	.49	.69	.50
Net gain (loss) on investments (realized and unrealized)	2.41	5.81	7.14	4.82	4.40	11.04
Total from investment operations	2.68	6.27	7.71	5.31	5.09	11.54
Less distributions from:
Net investment income	—	(.46)	(.11)	(.57)	(.82)	(.10)
Net realized gains	—	(1.52)	—	(.92)	(5.73)	—
Total distributions	—	(1.98)	(.11)	(1.49)	(6.55)	(.10)
Net asset value, end of period	$54.76	$52.08	$47.79	$40.19	$36.37	$37.83

Total Return[d]	5.15%	13.24%	19.26%	15.06%	14.81%	43.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$148,401	$102,231	$181,945	$155,432	$57,876	$182,915
Ratios to average net assets:
Net investment income (loss)	1.01%	0.91%	1.38%	1.29%	1.84%	1.46%
Total expenses	1.38%	1.37%	1.35%	1.35%	1.38%	1.37%
Portfolio turnover rate	47%	112%	230%	402%	400%	200%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$47.39	$43.87	$37.08	$33.84	$35.77	$25.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.24	.35	.24	.62	.35
Net gain (loss) on investments (realized and unrealized)	2.18	5.26	6.55	4.49	4.00	10.43
Total from investment operations	2.31	5.50	6.90	4.73	4.62	10.78
Less distributions from:
Net investment income	—	(.46)	(.11)	(.57)	(.82)	(.10)
Net realized gains	—	(1.52)	—	(.92)	(5.73)	—
Total distributions	—	(1.98)	(.11)	(1.49)	(6.55)	(.10)
Net asset value, end of period	$49.70	$47.39	$43.87	$37.08	$33.84	$35.77

Total Return[d]	4.87%	12.66%	18.66%	14.49%	14.32%	42.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,568	$27,162	$10,148	$16,975	$3,475	$5,824
Ratios to average net assets:
Net investment income (loss)	0.53%	0.51%	0.93%	0.68%	1.78%	1.17%
Total expenses	1.88%	1.87%	1.85%	1.84%	1.88%	1.88%
Portfolio turnover rate	47%	112%	230%	402%	400%	200%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$48.79	$45.00	$37.93	$34.49	$36.26	$25.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.33	.44	.40	.41	.55
Net gain (loss) on investments (realized and unrealized)	2.27	5.44	6.74	4.53	4.37	10.44
Total from investment operations	2.45	5.77	7.18	4.93	4.78	10.99
Less distributions from:
Net investment income	—	(.46)	(.11)	(.57)	(.82)	(.10)
Net realized gains	—	(1.52)	—	(.92)	(5.73)	—
Total distributions	—	(1.98)	(.11)	(1.49)	(6.55)	(.10)
Net asset value, end of period	$51.24	$48.79	$45.00	$37.93	$34.49	$36.26

Total Return[d]	5.02%	12.95%	18.98%	14.80%	14.58%	43.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,701	$25,538	$21,604	$21,021	$5,033	$21,277
Ratios to average net assets:
Net investment income (loss)	0.70%	0.70%	1.12%	1.11%	1.14%	1.72%
Total expenses	1.63%	1.62%	1.60%	1.60%	1.63%	1.63%
Portfolio turnover rate	47%	112%	230%	402%	400%	200%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$44.29	$41.32	$35.11	$32.28	$34.57	$24.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[c]	(.01)	.13	.12	.30	.24
Net gain (loss) on investments (realized and unrealized)	2.05	4.96	6.19	4.20	3.96	10.07
Total from investment operations	2.05	4.95	6.32	4.32	4.26	10.31
Less distributions from:
Net investment income	—	(.46)	(.11)	(.57)	(.82)	(.10)
Net realized gains	—	(1.52)	—	(.92)	(5.73)	—
Total distributions	—	(1.98)	(.11)	(1.49)	(6.55)	(.10)
Net asset value, end of period	$46.34	$44.29	$41.32	$35.11	$32.28	$34.57

Total Return[d]	4.63%	12.11%	18.06%	13.91%	13.78%	42.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,303	$14,125	$11,699	$9,712	$3,484	$4,194
Ratios to average net assets:
Net investment income (loss)	(0.02%)	(0.02%)	0.37%	0.36%	0.90%	0.77%
Total expenses	2.38%	2.37%	2.35%	2.35%	2.38%	2.38%
Portfolio turnover rate	47%	112%	230%	402%	400%	200%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE(Unaudited)	September 30, 2014

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	8.9%
Texas Instruments, Inc.	4.8%
Micron Technology, Inc.	4.3%
Applied Materials, Inc.	3.4%
Broadcom Corp. — Class A	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.8%
Analog Devices, Inc.	2.7%
KLA-Tencor Corp.	2.4%
Lam Research Corp.	2.3%
Skyworks Solutions, Inc.	2.3%
Top Ten Total	37.2%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.4%

ELECTRONIC COMPONENTS-SEMICONDUCTOR - 56.5%
Intel Corp.	140,699	$4,899,138
Texas Instruments, Inc.	55,580	2,650,609
Micron Technology, Inc.*	68,299	2,339,923
Broadcom Corp. — Class A	44,917	1,815,545
Skyworks Solutions, Inc.	21,735	1,261,717
Xilinx, Inc.	28,886	1,223,322
Altera Corp.	33,975	1,215,626
NVIDIA Corp.	63,157	1,165,247
Microchip Technology, Inc.	23,985	1,132,812
Avago Technologies Ltd.	12,890	1,121,430
First Solar, Inc.*	14,138	930,422
Freescale Semiconductor Ltd.*	43,373	847,075
Cree, Inc.*	19,988	818,509
SunEdison, Inc.*	43,112	813,955
ARM Holdings plc ADR	18,163	793,541
ON Semiconductor Corp.*	79,548	711,159
Mellanox Technologies Ltd.*	15,126	678,704
International Rectifier Corp.*	15,970	626,663
Cavium, Inc.*	12,070	600,241
Microsemi Corp.*	22,888	581,584
Amkor Technology, Inc.*	61,130	514,103
Semtech Corp.*	18,400	499,560
Fairchild Semiconductor International, Inc. — Class A*	31,899	495,391
Silicon Laboratories, Inc.*	12,133	493,085
Intersil Corp. — Class A	34,419	489,094
Monolithic Power Systems, Inc.	10,890	479,705
GT Advanced Technologies, Inc.*,1	42,955	465,203
Ambarella, Inc.*	10,450	456,352
Rambus, Inc.*	36,422	454,547
OmniVision Technologies, Inc.*	17,087	452,122
Total Electronic Components-Semiconductor		31,026,384

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUIT - 20.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	76,240	1,538,523
Analog Devices, Inc.	29,735	1,471,585
Linear Technology Corp.	27,147	1,205,055
NXP Semiconductor N.V.*	15,777	1,079,620
Maxim Integrated Products, Inc.	35,686	1,079,145
Marvell Technology Group Ltd.	69,654	938,936
Himax Technologies, Inc. ADR1	74,870	759,931
TriQuint Semiconductor, Inc.*	36,328	692,775
Atmel Corp.*	82,735	668,499
Integrated Device Technology, Inc.*	35,333	563,561
Power Integrations, Inc.	8,753	471,874
Cypress Semiconductor Corp.	46,291	457,124
Cirrus Logic, Inc.*	19,531	407,221
Total Semiconductor Components-Integrated Circuit		11,333,849

SEMICONDUCTOR EQUIPMENT - 11.7%
Applied Materials, Inc.	87,304	$1,886,639
KLA-Tencor Corp.	17,034	1,341,939
Lam Research Corp.	17,031	1,272,216
ASML Holding N.V. — Class G	7,884	779,097
Teradyne, Inc.	37,240	722,084
Veeco Instruments, Inc.*	12,531	437,958
Total Semiconductor Equipment		6,439,933

POWER CONVERTER/SUPPLY EQUIPMENT - 4.2%
SunPower Corp. — Class A*,1	22,368	757,828
Canadian Solar, Inc.*	18,971	678,593
Yingli Green Energy Holding Company Ltd. ADR*,1	182,382	567,208
Advanced Energy Industries, Inc.*	17,227	323,695
Total Power Converter/Supply Equipment		2,327,324

ENERGY-ALTERNATE SOURCES - 3.2%
Trina Solar Ltd. ADR*,1	48,901	590,235
JA Solar Holdings Company Ltd. ADR*	61,712	570,836
JinkoSolar Holding Company Ltd. ADR*,1	20,613	566,651
Total Energy-Alternate Sources		1,727,722

WIRELESS EQUIPMENT - 1.3%
RF Micro Devices, Inc.*	60,046	692,931

COMPUTERS-PERIPHERAL EQUIPMENT - 1.1%
Synaptics, Inc.*	8,045	588,894

COMPUTERS-MEMORY DEVICES - 0.8%
Spansion, Inc. — Class A*	19,210	437,796

Total Common Stocks
(Cost $50,648,487)		54,574,833

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$198,139	198,139
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	81,600	81,600
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	81,600	81,600
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	81,600	81,600
Total Repurchase Agreements
(Cost $442,939)		442,939

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
ELECTRONICS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 3.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$1,749,173	$1,749,173
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	286,750	286,750
Total Securities Lending Collateral
(Cost $2,035,923)		2,035,923

Total Investments - 103.9%
(Cost $53,127,349)		$57,053,695
Other Assets & Liabilities, net - (3.9)%		(2,124,626)
Total Net Assets - 100.0%		$54,929,069

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $2,194,294 of securities loaned (cost $50,648,487)	$54,574,833
Repurchase agreements, at value (cost $2,478,862)	2,478,862
Total investments (cost $53,127,349)	57,053,695
Segregated cash with broker	333,627
Cash	4,227
Receivables:
Fund shares sold	67,044
Dividends	10,757
Securities lending income	7,039
Total assets	57,476,389

Liabilities:
Payable for:
Upon return of securities loaned	2,369,550
Fund shares redeemed	120,286
Management fees	28,743
Transfer agent and administrative fees	8,454
Distribution and service fees	4,422
Portfolio accounting fees	3,382
Miscellaneous	12,483
Total liabilities	2,547,320
Net assets	$54,929,069

Net assets consist of:
Paid in capital	$70,837,264
Accumulated net investment loss	(45,586)
Accumulated net realized loss on investments	(19,788,955)
Net unrealized appreciation on investments	3,926,346
Net assets	$54,929,069

Investor Class:
Net assets	$41,391,764
Capital shares outstanding	551,920
Net asset value per share	$75.00

Advisor Class:
Net assets	$4,643,875
Capital shares outstanding	67,296
Net asset value per share	$69.01

A-Class:
Net assets	$7,246,161
Capital shares outstanding	102,544
Net asset value per share	$70.66
Maximum offering price per share (Net asset value divided by 95.25%)	$74.18

C-Class:
Net assets	$1,647,269
Capital shares outstanding	25,101
Net asset value per share	$65.63

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $606)	$128,899
Income from securities lending, net	18,708
Interest	10
Total investment income	147,617

Expenses:
Management fees	98,768
Transfer agent and administrative fees	29,049
Distribution and service fees:
Advisor Class	9,414
A-Class	4,757
C-Class	7,860
Portfolio accounting fees	11,620
Custodian fees	1,359
Trustees' fees*	600
Line of credit interest expense	56
Miscellaneous	17,306
Total expenses	180,789
Net investment loss	(33,172)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,259,172)
Net realized loss	(1,259,172)
Net change in unrealized appreciation (depreciation) on:
Investments	964,654
Net change in unrealized appreciation (depreciation)	964,654
Net realized and unrealized loss	(294,518)
Net decrease in net assets resulting from operations	$(327,690)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(33,172)	$(23,668)
Net realized gain (loss) on investments	(1,259,172)	690,809
Net change in unrealized appreciation (depreciation) on investments	964,654	1,007,719
Net increase (decrease) in net assets resulting from operations	(327,690)	1,674,860

Distributions to shareholders from:
Net investment income
Investor Class	—	(1,558)
Advisor Class	—	(974)
A-Class	—	(118)
C-Class	—	(329)
Total distributions to shareholders	—	(2,979)

Capital share transactions:
Proceeds from sale of shares
Investor Class	83,097,583	119,447,698
Advisor Class	15,448,583	29,407,626
A-Class	11,017,795	15,892,309
C-Class	8,934,769	20,348,276
Distributions reinvested
Investor Class	—	1,521
Advisor Class	—	967
A-Class	—	118
C-Class	—	328
Cost of shares redeemed
Investor Class	(50,796,674)	(113,730,945)
Advisor Class	(14,491,295)	(27,385,057)
A-Class	(9,146,416)	(11,112,191)
C-Class	(8,412,666)	(20,133,392)
Net increase from capital share transactions	35,651,679	12,737,258
Net increase in net assets	35,323,989	14,409,139

Net assets:
Beginning of period	19,605,080	5,195,941
End of period	$54,929,069	$19,605,080
Accumulated net investment loss at end of period	$(45,586)	$(12,414)

Capital share activity:
Shares sold
Investor Class	1,119,128	1,999,524
Advisor Class	235,074	523,694
A-Class	160,004	274,282
C-Class	141,306	391,550
Shares issued from reinvestment of distributions
Investor Class	—	25
Advisor Class	—	17
A-Class	—	2
C-Class	—	6
Shares redeemed
Investor Class	(705,504)	(1,917,706)
Advisor Class	(223,327)	(494,817)
A-Class	(138,367)	(199,435)
C-Class	(133,190)	(388,980)
Net increase in shares	455,124	188,162

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$69.82	$52.11	$55.09	$60.57	$52.33	$32.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.04)	.22	(.12)	(.13)	(.02)
Net gain (loss) on investments (realized and unrealized)	5.23	17.79	(3.20)	(5.36)	8.37	19.59
Total from investment operations	5.18	17.75	(2.98)	(5.48)	8.24	19.57
Less distributions from:
Net investment income	—	(.04)	—	—	—	—
Total distributions	—	(.04)	—	—	—	—
Net asset value, end of period	$75.00	$69.82	$52.11	$55.09	$60.57	$52.33

Total Return[c]	7.42%	34.07%	(5.41%)	(9.05%)	15.75%	59.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,392	$9,655	$2,942	$5,453	$6,976	$15,988
Ratios to average net assets:
Net investment income (loss)	(0.14%)	(0.07%)	0.45%	(0.22%)	(0.23%)	(0.06%)
Total expenses	1.37%	1.37%	1.35%	1.35%	1.39%	1.38%
Portfolio turnover rate	213%	1,436%	1,640%	1,329%	1,171%	592%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$64.40	$48.33	$51.40	$56.77	$49.26	$31.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.17)	(.12)	(.34)	(.41)	(.16)
Net gain (loss) on investments (realized and unrealized)	4.70	16.28	(2.95)	(5.03)	7.92	18.41
Total from investment operations	4.61	16.11	(3.07)	(5.37)	7.51	18.25
Less distributions from:
Net investment income	—	(.04)	—	—	—	—
Total distributions	—	(.04)	—	—	—	—
Net asset value, end of period	$69.01	$64.40	$48.33	$51.40	$56.77	$49.26

Total Return[c]	7.16%	33.34%	(5.97%)	(9.46%)	15.25%	58.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,644	$3,577	$1,288	$1,271	$3,081	$1,634
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.29%)	(0.26%)	(0.67%)	(0.79%)	(0.39%)
Total expenses	1.87%	1.87%	1.85%	1.86%	1.89%	1.87%
Portfolio turnover rate	213%	1,436%	1,640%	1,329%	1,171%	592%

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$65.87	$49.29	$52.23	$57.59	$49.88	$31.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.33)	.24	(.19)	(.21)	(.14)
Net gain (loss) on investments (realized and unrealized)	4.99	16.95	(3.18)	(5.17)	7.92	18.71
Total from investment operations	4.79	16.62	(2.94)	(5.36)	7.71	18.57
Less distributions from:
Net investment income	—	(.04)	—	—	—	—
Total distributions	—	(.04)	—	—	—	—
Net asset value, end of period	$70.66	$65.87	$49.29	$52.23	$57.59	$49.88

Total Return[c]	7.27%	33.72%	(5.63%)	(9.31%)	15.46%	59.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,246	$5,329	$299	$659	$1,619	$1,329
Ratios to average net assets:
Net investment income (loss)	(0.58%)	(0.59%)	0.51%	(0.36%)	(0.43%)	(0.31%)
Total expenses	1.62%	1.62%	1.60%	1.62%	1.64%	1.62%
Portfolio turnover rate	213%	1,436%	1,640%	1,329%	1,171%	592%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$61.40	$46.32	$49.50	$55.03	$47.90	$30.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.30)	(.54)	(.18)	(.70)	(.65)	(.51)
Net gain (loss) on investments (realized and unrealized)	4.53	15.66	(3.00)	(4.83)	7.78	18.13
Total from investment operations	4.23	15.12	(3.18)	(5.53)	7.13	17.62
Less distributions from:
Net investment income	—	(.04)	—	—	—	—
Total distributions	—	(.04)	—	—	—	—
Net asset value, end of period	$65.63	$61.40	$46.32	$49.50	$55.03	$47.90

Total Return[c]	6.89%	32.65%	(6.44%)	(10.01%)	14.86%	58.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,647	$1,043	$667	$263	$1,246	$3,342
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(1.03%)	(0.41%)	(1.42%)	(1.31%)	(1.21%)
Total expenses	2.36%	2.37%	2.35%	2.36%	2.39%	2.38%
Portfolio turnover rate	213%	1,436%	1,640%	1,329%	1,171%	592%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE(Unaudited)	September 30, 2014

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	5.2%
Chevron Corp.	3.9%
Schlumberger Ltd.	3.0%
ConocoPhillips	2.5%
Occidental Petroleum Corp.	2.3%
Halliburton Co.	2.0%
EOG Resources, Inc.	1.9%
Anadarko Petroleum Corp.	1.9%
Phillips 66	1.7%
Williams Companies, Inc.	1.7%
Top Ten Total	26.1%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.6%

OIL COMPANY-EXPLORATION & PRODUCTION - 41.4%
ConocoPhillips	16,709	$1,278,573
Occidental Petroleum Corp.	12,136	1,166,876
EOG Resources, Inc.	9,726	963,069
Anadarko Petroleum Corp.	9,401	953,637
Apache Corp.	8,480	796,018
Pioneer Natural Resources Co.	3,665	721,895
Hess Corp.	7,592	716,077
Devon Energy Corp.	10,201	695,504
Noble Energy, Inc.	9,626	658,033
Continental Resources, Inc.*	9,362	622,386
Chesapeake Energy Corp.	22,015	506,125
Antero Resources Corp.*	9,120	500,597
Concho Resources, Inc.*	3,961	496,670
Cabot Oil & Gas Corp. — Class A	15,070	492,638
Equities Corp.	5,340	488,824
Southwestern Energy Co.*	13,265	463,612
Range Resources Corp.	6,546	443,884
Cimarex Energy Co.	3,495	442,222
Whiting Petroleum Corp.*	5,186	402,174
Canadian Natural Resources Ltd.	9,662	375,272
Encana Corp.	17,544	372,108
Athlon Energy, Inc.*	6,200	361,026
QEP Resources, Inc.	10,162	312,786
Cobalt International Energy, Inc.*	22,860	310,896
Energen Corp.	4,290	309,910
Denbury Resources, Inc.	20,291	304,974
SM Energy Co.	3,769	293,982
Newfield Exploration Co.*	7,929	293,928
WPX Energy, Inc.*	11,933	287,108
Talisman Energy, Inc.	32,688	282,751
Gulfport Energy Corp.*	5,211	278,267
Diamondback Energy, Inc.*	3,680	275,190
Oasis Petroleum, Inc.*	6,450	269,675
LinnCo LLC	9,000	260,550
CNOOC Ltd. ADR	1,500	258,810
Kodiak Oil & Gas Corp.*	18,349	248,996
Ultra Petroleum Corp.*,1	10,482	243,811
Laredo Petroleum, Inc.*	10,780	241,580
Rice Energy, Inc.*	9,000	239,400
Energy XXI Bermuda Ltd.	20,660	234,491
Rosetta Resources, Inc.*	4,931	219,725
Carrizo Oil & Gas, Inc.*	3,810	205,054
Bonanza Creek Energy, Inc.*	3,600	204,840
SandRidge Energy, Inc.*,1	41,941	179,927
Matador Resources Co.*	6,940	179,399
Stone Energy Corp.*	5,680	178,125
PDC Energy, Inc.*	3,480	175,009
Sanchez Energy Corp.*	5,800	152,308
Seventy Seven Energy, Inc.*	6,077	144,268
Magnum Hunter Resources Corp.*	24,070	134,070
Bill Barrett Corp.*	5,900	130,036
Penn Virginia Corp.*	9,800	$124,558
Comstock Resources, Inc.	6,400	119,168
Goodrich Petroleum Corp.*,1	6,890	102,110
Total Oil Company-Exploration & Production		21,112,922

OIL COMPANY-INTEGRATED - 17.6%
Exxon Mobil Corp.	28,487	2,679,202
Chevron Corp.	16,776	2,001,712
Phillips 66	10,872	884,002
Petroleo Brasileiro S.A. ADR	49,712	705,413
Marathon Oil Corp.	17,505	658,013
BP plc ADR	11,026	484,593
Murphy Oil Corp.	7,538	428,988
Suncor Energy, Inc.	10,671	385,757
Royal Dutch Shell plc — Class A ADR	5,067	385,751
YPF S.A. ADR	9,800	362,502
Total Oil Company-Integrated		8,975,933

OIL-FIELD SERVICES - 11.5%
Schlumberger Ltd.	15,289	1,554,739
Halliburton Co.	15,451	996,745
Baker Hughes, Inc.	10,906	709,544
Weatherford International plc*	19,520	406,016
Oceaneering International, Inc.	5,625	366,581
Targa Resources Corp.	2,430	330,893
Superior Energy Services, Inc.	9,178	301,681
Exterran Holdings, Inc.	5,201	230,456
Core Laboratories N.V.	1,377	201,524
Oil States International, Inc.*	3,187	197,275
Helix Energy Solutions Group, Inc.*	8,781	193,709
McDermott International, Inc.*	26,356	150,756
CARBO Ceramics, Inc.1	2,241	132,734
Hornbeck Offshore Services, Inc.*	3,250	106,373
Total Oil-Field Services		5,879,026

OIL & GAS DRILLING - 7.3%
Transocean Ltd.1	16,882	539,717
Ensco plc — Class A	11,083	457,839
Helmerich & Payne, Inc.	4,417	432,292
Seadrill Ltd.	15,815	423,209
Nabors Industries Ltd.	18,464	420,241
Noble Corporation plc	18,454	410,048
Patterson-UTI Energy, Inc.	9,043	294,169
Diamond Offshore Drilling, Inc.1	8,260	283,070
Rowan Companies plc — Class A	9,495	240,318
Atwood Oceanics, Inc.*	5,230	228,499
Total Oil & Gas Drilling		3,729,402

PIPELINES - 7.2%
Williams Companies, Inc.	15,572	861,909
Kinder Morgan, Inc.1	22,375	857,858
Spectra Energy Corp.	17,470	685,872
ONEOK, Inc.	7,490	490,970
Kinder Morgan Management LLC*	5,166	486,379

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
ENERGY FUND

	Shares	Value
Enbridge, Inc.	6,300	$301,644
Total Pipelines		3,684,632

OIL REFINING & MARKETING - 6.6%
Valero Energy Corp.	14,398	666,196
Marathon Petroleum Corp.	7,736	655,007
Cheniere Energy, Inc.*	7,231	578,697
HollyFrontier Corp.	8,924	389,800
Tesoro Corp.	6,252	381,247
Western Refining, Inc.	6,610	277,554
PBF Energy, Inc. — Class A	8,840	212,160
Delek US Holdings, Inc.	5,700	188,784
Total Oil Refining & Marketing		3,349,445

OIL FIELD MACHINERY & EQUIPMENT - 4.6%
National Oilwell Varco, Inc.	9,930	755,674
Cameron International Corp.*	7,311	485,304
FMC Technologies, Inc.*	8,916	484,228
Dresser-Rand Group, Inc.*	4,340	357,008
Dril-Quip, Inc.*	2,930	261,942
Total Oil Field Machinery & Equipment		2,344,156

COAL - 1.2%
CONSOL Energy, Inc.	10,566	400,029
Peabody Energy Corp.	19,124	236,755
Total Coal		636,784

STEEL PIPE & TUBE - 0.5%
Tenaris S.A. ADR	6,229	283,731

NON-FERROUS METALS - 0.5%
Cameco Corp.	14,500	256,070

TRANSPORT-SERVICES - 0.4%
Bristow Group, Inc.	3,110	208,992

ENERGY-ALTERNATE SOURCES - 0.4%
Green Plains, Inc.	4,900	183,211

TRANSPORT-MARINE - 0.4%
Tidewater, Inc.	4,601	179,577

Total Common Stocks
(Cost $25,717,466)		50,823,881

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.8%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$177,788	$177,788
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	73,219	73,219
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	73,219	73,219
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	73,219	73,219
Total Repurchase Agreements
(Cost $397,445)		397,445

SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	1,325,148	1,325,148
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	217,237	217,237
Total Securities Lending Collateral
(Cost $1,542,385)		1,542,385

Total Investments - 103.4%
(Cost $27,657,296)		$52,763,711
Other Assets & Liabilities, net - (3.4)%		(1,711,488)
Total Net Assets - 100.0%		$51,052,223

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,715,322 of securities loaned (cost $25,717,466)	$50,823,881
Repurchase agreements, at value (cost $1,939,830)	1,939,830
Total investments (cost $27,657,296)	52,763,711
Segregated cash with broker	252,750
Cash	4,545
Receivables:
Securities sold	309,856
Fund shares sold	31,468
Dividends	26,753
Securities lending income	1,714
Total assets	53,390,797

Liabilities:
Payable for:
Upon return of securities loaned	1,795,135
Fund shares redeemed	439,143
Management fees	40,763
Transfer agent and administrative fees	11,989
Distribution and service fees	11,284
Portfolio accounting fees	4,796
Miscellaneous	35,464
Total liabilities	2,338,574
Net assets	$51,052,223

Net assets consist of:
Paid in capital	$32,033,176
Undistributed net investment income	338,258
Accumulated net realized loss on investments	(6,425,626)
Net unrealized appreciation on investments	25,106,415
Net assets	$51,052,223

Investor Class:
Net assets	$31,616,400
Capital shares outstanding	1,063,691
Net asset value per share	$29.72

Advisor Class:
Net assets	$5,454,462
Capital shares outstanding	199,404
Net asset value per share	$27.35

A-Class:
Net assets	$5,198,576
Capital shares outstanding	185,278
Net asset value per share	$28.06
Maximum offering price per share (Net asset value divided by 95.25%)	$29.46

C-Class:
Net assets	$8,782,785
Capital shares outstanding	341,743
Net asset value per share	$25.70

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $14,723)	$771,838
Income from securities lending, net	18,941
Interest	25
Total investment income	790,804

Expenses:
Management fees	358,300
Transfer agent and administrative fees	105,382
Distribution and service fees:
Advisor Class	21,157
A-Class	9,785
C-Class	47,523
Portfolio accounting fees	42,153
Custodian fees	4,922
Trustees' fees*	3,090
Line of credit interest expense	113
Miscellaneous	60,854
Total expenses	653,279
Net investment income	137,525

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,852,523
Net realized gain	2,852,523
Net change in unrealized appreciation (depreciation) on:
Investments	(1,092,109)
Net change in unrealized appreciation (depreciation)	(1,092,109)
Net realized and unrealized gain	1,760,414
Net increase in net assets resulting from operations	$1,897,939

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$137,525	$200,733
Net realized gain on investments	2,852,523	14,055,229
Net change in unrealized appreciation (depreciation) on investments	(1,092,109)	(5,739,014)
Net increase in net assets resulting from operations	1,897,939	8,516,948

Capital share transactions:
Proceeds from sale of shares
Investor Class	191,216,002	143,421,747
Advisor Class	44,796,635	9,124,810
A-Class	11,403,131	9,853,780
C-Class	13,009,526	25,870,251
Cost of shares redeemed
Investor Class	(197,558,463)	(163,234,190)
Advisor Class	(43,546,261)	(10,093,114)
A-Class	(12,965,573)	(9,665,717)
C-Class	(12,490,637)	(28,215,805)
Net decrease from capital share transactions	(6,135,640)	(22,938,238)
Net decrease in net assets	(4,237,701)	(14,421,290)

Net assets:
Beginning of period	55,289,924	69,711,214
End of period	$51,052,223	$55,289,924
Undistributed net investment income at end of period	$338,258	$200,733

Capital share activity:
Shares sold
Investor Class	6,180,579	5,152,398
Advisor Class	1,513,121	356,398
A-Class	378,674	388,496
C-Class	470,559	1,083,634
Shares redeemed
Investor Class	(6,313,865)	(5,837,470)
Advisor Class	(1,487,566)	(400,131)
A-Class	(429,336)	(378,139)
C-Class	(452,683)	(1,182,490)
Net decrease in shares	(140,517)	(817,304)

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$29.70	$26.12	$24.58	$28.70	$20.91	$14.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.15	.12	.07	— [c]	.10
Net gain (loss) on investments (realized and unrealized)	(.07)	3.43	1.89	(4.19)	7.82	6.82
Total from investment operations	.02	3.58	2.01	(4.12)	7.82	6.92
Less distributions from:
Net investment income	—	—	(.07)	—	(.03)	(.02)
Return of capital	—	—	(.40)	—	—	—
Total distributions	—	—	(.47)	—	(.03)	(.02)
Net asset value, end of period	$29.72	$29.70	$26.12	$24.58	$28.70	$20.91

Total Return[d]	0.07%	13.71%	8.50%	(14.39%)	37.43%	49.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,616	$35,546	$49,160	$40,947	$93,648	$35,228
Ratios to average net assets:
Net investment income (loss)	0.55%	0.55%	0.52%	0.27%	0.00%	0.51%
Total expenses	1.36%	1.37%	1.35%	1.36%	1.39%	1.38%
Portfolio turnover rate	252%	231%	248%	288%	273%	228%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$27.40	$24.23	$22.95	$26.93	$19.72	$13.28
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.02)	.01	(.08)	(.11)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(.02)	3.19	1.74	(3.90)	7.35	6.46
Total from investment operations	(.05)	3.17	1.75	(3.98)	7.24	6.46
Less distributions from:
Net investment income	—	—	(.07)	—	(.03)	(.02)
Return of capital	—	—	(.40)	—	—	—
Total distributions	—	—	(.47)	—	(.03)	(.02)
Net asset value, end of period	$27.35	$27.40	$24.23	$22.95	$26.93	$19.72

Total Return[d]	(0.18%)	13.08%	7.92%	(14.78%)	36.75%	48.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,454	$4,764	$5,272	$11,080	$16,015	$6,489
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.09%)	0.06%	(0.33%)	(0.53%)	(0.02%)
Total expenses	1.87%	1.87%	1.85%	1.86%	1.89%	1.88%
Portfolio turnover rate	252%	231%	248%	288%	273%	228%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$28.07	$24.76	$23.38	$27.40	$20.01	$13.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.08	.08	(.01)	(.08)	.06
Net gain (loss) on investments (realized and unrealized)	(.03)	3.23	1.77	(4.01)	7.50	6.53
Total from investment operations	(.01)	3.31	1.85	(4.02)	7.42	6.59
Less distributions from:
Net investment income	—	—	(.07)	—	(.03)	(.02)
Return of capital	—	—	(.40)	—	—	—
Total distributions	—	—	(.47)	—	(.03)	(.02)
Net asset value, end of period	$28.06	$28.07	$24.76	$23.38	$27.40	$20.01

Total Return[d]	(0.04%)	13.37%	8.20%	(14.67%)	37.11%	49.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,199	$6,624	$5,586	$5,622	$14,752	$3,903
Ratios to average net assets:
Net investment income (loss)	0.14%	0.30%	0.38%	(0.05%)	(0.38%)	0.35%
Total expenses	1.61%	1.62%	1.60%	1.61%	1.64%	1.63%
Portfolio turnover rate	252%	231%	248%	288%	273%	228%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$25.80	$22.93	$21.85	$25.78	$18.97	$12.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.12)	(.09)	(.19)	(.20)	(.08)
Net gain (loss) on investments (realized and unrealized)	(.04)	2.99	1.64	(3.74)	7.04	6.23
Total from investment operations	(.10)	2.87	1.55	(3.93)	6.84	6.15
Less distributions from:
Net investment income	—	—	(.07)	—	(.03)	(.02)
Return of capital	—	—	(.40)	—	—	—
Total distributions	—	—	(.47)	—	(.03)	(.02)
Net asset value, end of period	$25.70	$25.80	$22.93	$21.85	$25.78	$18.97

Total Return[d]	(0.39%)	12.52%	7.40%	(15.24%)	36.09%	47.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,783	$8,357	$9,693	$13,153	$19,993	$13,972
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.52%)	(0.45%)	(0.84%)	(0.99%)	(0.48%)
Total expenses	2.36%	2.37%	2.35%	2.36%	2.39%	2.38%
Portfolio turnover rate	252%	231%	248%	288%	273%	228%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	10.8%
Halliburton Co.	7.0%
National Oilwell Varco, Inc.	5.3%
Baker Hughes, Inc.	4.9%
Transocean Ltd.	3.4%
FMC Technologies, Inc.	3.4%
Cameron International Corp.	3.3%
Helmerich & Payne, Inc.	3.0%
Ensco plc — Class A	2.8%
Noble Corporation plc	2.6%
Top Ten Total	46.5%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

OIL-FIELD SERVICES - 47.9%
Schlumberger Ltd.	46,022	$4,679,978
Halliburton Co.	46,672	3,010,811
Baker Hughes, Inc.	32,868	2,138,392
Weatherford International plc*	52,835	1,098,968
Oceaneering International, Inc.	16,831	1,096,876
RPC, Inc.	41,726	916,303
Superior Energy Services, Inc.	27,568	906,160
Core Laboratories N.V.	5,115	748,580
Oil States International, Inc.*	12,072	747,257
Exterran Holdings, Inc.	15,566	689,729
Helix Energy Solutions Group, Inc.*	26,285	579,847
C&J Energy Services, Inc.*	18,185	555,552
SEACOR Holdings, Inc.*	6,504	486,499
McDermott International, Inc.*,1	78,688	450,095
Hornbeck Offshore Services, Inc.*	12,517	409,681
Newpark Resources, Inc.*	32,900	409,276
CARBO Ceramics, Inc.1	6,475	383,514
Basic Energy Services, Inc.*	17,480	379,141
Pioneer Energy Services Corp.*	27,000	378,540
Gulfmark Offshore, Inc. — Class A	11,290	353,942
Key Energy Services, Inc.*	69,371	335,756
Total Oil-Field Services		20,754,897

OIL & GAS DRILLING - 26.5%
Transocean Ltd.1	46,000	1,470,619
Helmerich & Payne, Inc.	13,216	1,293,450
Ensco plc — Class A	29,222	1,207,161
Noble Corporation plc	50,817	1,129,154
Seadrill Ltd.	41,069	1,099,006
Nabors Industries Ltd.	47,698	1,085,606
Patterson-UTI Energy, Inc.	27,243	886,215
Diamond Offshore Drilling, Inc.1	25,050	858,464
Rowan Companies plc — Class A	28,513	721,664
Atwood Oceanics, Inc.*	15,927	695,851
Precision Drilling Corp.	50,720	547,269
Paragon Offshore plc*,1	46,355	285,083
Hercules Offshore, Inc.*,1	98,203	216,047
Total Oil & Gas Drilling		11,495,589

OIL FIELD MACHINERY & EQUIPMENT - 17.8%
National Oilwell Varco, Inc.	30,066	2,288,023
FMC Technologies, Inc.*	26,724	1,451,380
Cameron International Corp.*	21,832	1,449,208
Dresser-Rand Group, Inc.*	12,953	1,065,514
Dril-Quip, Inc.*	8,653	773,578
Forum Energy Technologies, Inc.*	21,780	666,686
Total Oil Field Machinery & Equipment		7,694,389

OIL COMPANY-EXPLORATION & PRODUCTION - 2.6%
Unit Corp.*	11,561	$678,053
Seventy Seven Energy, Inc.*	18,300	434,442
Total Oil Company-Exploration & Production		1,112,495

STEEL PIPE & TUBE - 1.5%
Tenaris S.A. ADR	14,251	649,133

TRANSPORT-SERVICES - 1.4%
Bristow Group, Inc.	9,145	614,544

TRANSPORT-MARINE - 1.2%
Tidewater, Inc.	13,809	538,965

SEISMIC DATA COLLECTION - 0.6%
Geospace Technologies Corp.*	7,219	253,748

Total Common Stocks
(Cost $20,644,734)		43,113,760

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$146,552	146,552
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	60,355	60,355
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	60,355	60,355
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	60,355	60,355
Total Repurchase Agreements
(Cost $327,617)		327,617

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
ENERGY SERVICES FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 5.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$1,945,245	$1,945,245
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	318,893	318,893
Total Securities Lending Collateral
(Cost $2,264,138)		2,264,138

Total Investments - 105.5%
(Cost $23,236,489)		$45,705,515
Other Assets & Liabilities, net - (5.5)%		(2,399,890)
Total Net Assets - 100.0%		$43,305,625

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $2,459,912 of securities loaned (cost $20,644,734)	$43,113,760
Repurchase agreements, at value (cost $2,591,755)	2,591,755
Total investments (cost $23,236,489)	45,705,515
Segregated cash with broker	371,024
Cash	3,727
Receivables:
Fund shares sold	719,900
Dividends	22,433
Securities lending income	3,143
Total assets	46,825,742

Liabilities:
Payable for:
Upon return of securities loaned	2,635,163
Securities purchased	422,696
Fund shares redeemed	375,621
Management fees	33,824
Distribution and service fees	12,291
Transfer agent and administrative fees	9,948
Portfolio accounting fees	3,979
Miscellaneous	26,595
Total liabilities	3,520,117
Net assets	$43,305,625

Net assets consist of:
Paid in capital	$51,069,831
Undistributed net investment income	53,510
Accumulated net realized loss on investments	(30,286,742)
Net unrealized appreciation on investments	22,469,026
Net assets	$43,305,625

Investor Class:
Net assets	$22,717,332
Capital shares outstanding	388,636
Net asset value per share	$58.45

Advisor Class:
Net assets	$7,011,296
Capital shares outstanding	129,688
Net asset value per share	$54.06

A-Class:
Net assets	$5,628,344
Capital shares outstanding	101,421
Net asset value per share	$55.50
Maximum offering price per share (Net asset value divided by 95.25%)	$58.27

C-Class:
Net assets	$7,948,653
Capital shares outstanding	155,332
Net asset value per share	$51.17

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,471)	$500,890
Income from securities lending, net	28,296
Interest	17
Total investment income	529,203

Expenses:
Management fees	244,847
Transfer agent and administrative fees	72,014
Distribution and service fees:
Advisor Class	21,110
A-Class	9,183
C-Class	46,619
Portfolio accounting fees	28,805
Custodian fees	3,363
Trustees' fees*	2,104
Line of credit interest expense	178
Miscellaneous	41,878
Total expenses	470,101
Net investment income	59,102

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,152,121)
Net realized loss	(1,152,121)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,975,046)
Net change in unrealized appreciation (depreciation)	(2,975,046)
Net realized and unrealized loss	(4,127,167)
Net decrease in net assets resulting from operations	$(4,068,065)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$59,102	$(128,281)
Net realized gain (loss) on investments	(1,152,121)	10,172,016
Net change in unrealized appreciation (depreciation) on investments	(2,975,046)	(4,603,394)
Net increase (decrease) in net assets resulting from operations	(4,068,065)	5,440,341

Capital share transactions:
Proceeds from sale of shares
Investor Class	87,504,015	136,799,275
Advisor Class	71,214,334	47,862,323
A-Class	6,132,529	11,403,811
C-Class	12,064,625	25,331,498
Cost of shares redeemed
Investor Class	(96,117,099)	(132,689,190)
Advisor Class	(68,100,637)	(53,070,944)
A-Class	(7,601,375)	(10,306,276)
C-Class	(12,073,581)	(26,390,621)
Net decrease from capital share transactions	(6,977,189)	(1,060,124)
Net increase (decrease) in net assets	(11,045,254)	4,380,217

Net assets:
Beginning of period	54,350,879	49,970,662
End of period	$43,305,625	$54,350,879
Undistributed net investment income/Accumulated net investment loss at end of period	$53,510	$(5,592)

Capital share activity:
Shares sold
Investor Class	1,369,020	2,359,895
Advisor Class	1,189,003	898,924
A-Class	99,248	204,539
C-Class	212,902	497,418
Shares redeemed
Investor Class	(1,512,890)	(2,306,869)
Advisor Class	(1,144,533)	(1,004,649)
A-Class	(125,179)	(183,900)
C-Class	(214,442)	(519,469)
Net decrease in shares	(126,871)	(54,111)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$62.43	$54.43	$50.87	$62.66	$42.83	$25.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.02	(.05)	(.14)	(.21)	(.01)
Net gain (loss) on investments (realized and unrealized)	(4.14)	7.98	3.61	(11.65)	20.04	17.77
Total from investment operations	(3.98)	8.00	3.56	(11.79)	19.83	17.76
Net asset value, end of period	$58.45	$62.43	$54.43	$50.87	$62.66	$42.83

Total Return[c]	(6.38%)	14.70%	7.00%	(18.82%)	46.27%	70.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,717	$33,244	$26,097	$34,353	$151,318	$49,371
Ratios to average net assets:
Net investment income (loss)	0.49%	0.03%	(0.10%)	(0.25%)	(0.42%)	(0.01%)
Total expenses	1.36%	1.37%	1.35%	1.36%	1.39%	1.38%
Portfolio turnover rate	215%	350%	275%	162%	205%	472%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$57.89	$50.72	$47.64	$58.97	$40.50	$23.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.27)	(.25)	(.34)	(.42)	(.26)
Net gain (loss) on investments (realized and unrealized)	(3.80)	7.44	3.33	(10.99)	18.89	16.93
Total from investment operations	(3.83)	7.17	3.08	(11.33)	18.47	16.67
Net asset value, end of period	$54.06	$57.89	$50.72	$47.64	$58.97	$40.50

Total Return[c]	(6.62%)	14.14%	6.47%	(19.21%)	45.61%	69.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,011	$4,933	$9,685	$8,025	$17,222	$6,631
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.50%)	(0.54%)	(0.66%)	(0.93%)	(0.70%)
Total expenses	1.87%	1.87%	1.85%	1.86%	1.89%	1.88%
Portfolio turnover rate	215%	350%	275%	162%	205%	472%

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$59.34	$51.86	$48.59	$60.01	$41.12	$24.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.13)	(.17)	(.25)	(.31)	(.16)
Net gain (loss) on investments (realized and unrealized)	(3.89)	7.61	3.44	(11.17)	19.20	17.15
Total from investment operations	(3.84)	7.48	3.27	(11.42)	18.89	16.99
Net asset value, end of period	$55.50	$59.34	$51.86	$48.59	$60.01	$41.12

Total Return[c]	(6.47%)	14.42%	6.73%	(19.03%)	45.94%	70.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,628	$7,557	$5,535	$7,115	$24,849	$8,957
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.23%)	(0.37%)	(0.47%)	(0.67%)	(0.43%)
Total expenses	1.61%	1.62%	1.60%	1.61%	1.64%	1.63%
Portfolio turnover rate	215%	350%	275%	162%	205%	472%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$54.92	$48.37	$45.66	$56.81	$39.22	$23.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.50)	(.49)	(.54)	(.60)	(.44)
Net gain (loss) on investments (realized and unrealized)	(3.61)	7.05	3.20	(10.61)	18.19	16.47
Total from investment operations	(3.75)	6.55	2.71	(11.15)	17.59	16.03
Net asset value, end of period	$51.17	$54.92	$48.37	$45.66	$56.81	$39.22

Total Return[c]	(6.83%)	13.54%	5.94%	(19.63%)	44.85%	69.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,949	$8,616	$8,654	$10,144	$15,276	$11,059
Ratios to average net assets:
Net investment income (loss)	(0.50%)	(0.97%)	(1.11%)	(1.13%)	(1.43%)	(1.25%)
Total expenses	2.37%	2.37%	2.35%	2.36%	2.39%	2.38%
Portfolio turnover rate	215%	350%	275%	162%	205%	472%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	September 30, 2014

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.8%
Wells Fargo & Co.	2.5%
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.1%
Citigroup, Inc.	1.9%
American Express Co.	1.4%
Goldman Sachs Group, Inc.	1.3%
American International Group, Inc.	1.3%
U.S. Bancorp	1.3%
Morgan Stanley	1.2%
Top Ten Total	18.1%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.8%

DIVERSIFIED BANKING INSTITUTIONS - 10.2%
JPMorgan Chase & Co.	10,363	$624,267
Bank of America Corp.	32,925	561,371
Citigroup, Inc.	9,997	518,045
Goldman Sachs Group, Inc.	1,996	366,406
Morgan Stanley	9,697	335,225
Deutsche Bank AG	3,930	137,000
HSBC Holdings plc ADR	2,561	130,304
Barclays plc ADR	8,178	121,116
Total Diversified Banking Institutions		2,793,734

SUPER-REGIONAL BANKS-U.S. - 8.4%
Wells Fargo & Co.	13,003	674,467
U.S. Bancorp	8,445	353,254
PNC Financial Services Group, Inc.	3,234	276,766
Capital One Financial Corp.	3,361	274,325
SunTrust Banks, Inc.	4,742	180,338
Fifth Third Bancorp	8,272	165,605
KeyCorp	10,386	138,445
Comerica, Inc.	2,454	122,356
Huntington Bancshares, Inc.	11,843	115,232
Total Super-Regional Banks-U.S.		2,300,788

MULTI-LINE INSURANCE - 7.5%
American International Group, Inc.	6,566	354,695
MetLife, Inc.	5,908	317,378
ACE Ltd.	1,962	205,755
Hartford Financial Services Group, Inc.	4,491	167,290
Loews Corp.	3,919	163,266
Allstate Corp.	2,589	158,887
XL Group plc — Class A	4,659	154,539
Voya Financial, Inc.	3,260	127,466
Cincinnati Financial Corp.	2,427	114,190
Genworth Financial, Inc. — Class A*	8,000	104,800
Assurant, Inc.	1,330	85,519
Old Republic International Corp.	5,590	79,825
Total Multi-Line Insurance		2,033,610

INVESTMENT MANAGEMENT/ADVISORY SERVICES - 6.2%
BlackRock, Inc. — Class A	911	299,100
Franklin Resources, Inc.	4,358	237,990
Ameriprise Financial, Inc.	1,542	190,252
T. Rowe Price Group, Inc.	2,393	187,611
Invesco Ltd.	4,242	167,474
Affiliated Managers Group, Inc.*	660	132,238
Legg Mason, Inc.	1,920	98,227
Eaton Vance Corp.	2,296	86,628
Waddell & Reed Financial, Inc. — Class A	1,590	82,187
NorthStar Asset Management Group Incorporated*	4,270	78,653
Janus Capital Group, Inc.	5,404	78,574
WisdomTree Investments, Inc.*	4,620	$52,576
Total Investment Management/Advisory Services		1,691,510

REINSURANCE - 5.4%
Berkshire Hathaway, Inc. — Class B*	5,445	752,171
Everest Re Group Ltd.	858	139,004
Axis Capital Holdings Ltd.	2,650	125,425
PartnerRe Ltd.	1,140	125,275
RenaissanceRe Holdings Ltd.	1,230	122,988
Validus Holdings Ltd.	3,000	117,420
Reinsurance Group of America, Inc. — Class A	1,160	92,951
Total Reinsurance		1,475,234

REITs-DIVERSIFIED - 5.0%
American Tower Corp. — Class A	2,670	249,992
Crown Castle International Corp.	2,670	215,015
Vornado Realty Trust	1,712	171,132
Weyerhaeuser Co.	5,258	167,520
Digital Realty Trust, Inc.	1,873	116,838
Plum Creek Timber Company, Inc.	2,735	106,692
Duke Realty Corp.	5,683	97,634
Liberty Property Trust	2,650	88,139
Corrections Corporation of America	2,441	83,873
Rayonier, Inc.	2,594	80,777
Total REITs-Diversified		1,377,612

LIFE/HEALTH INSURANCE - 4.3%
Prudential Financial, Inc.	2,940	258,543
Aflac, Inc.	3,688	214,826
Principal Financial Group, Inc.	3,057	160,401
Lincoln National Corp.	2,880	154,310
Unum Group	3,473	119,402
Torchmark Corp.	1,990	104,216
Protective Life Corp.	1,360	94,398
CNO Financial Group, Inc.	4,610	78,186
Total Life/Health Insurance		1,184,282

REITs-APARTMENTS - 3.5%
Equity Residential	3,159	194,530
AvalonBay Communities, Inc.	1,234	173,957
Essex Property Trust, Inc.	751	134,241
UDR, Inc.	3,918	106,766
Camden Property Trust	1,428	97,861
Mid-America Apartment Communities, Inc.	1,350	88,628
Apartment Investment & Management Co. — Class A	2,750	87,505
American Campus Communities, Inc.	2,300	83,835
Total REITs-Apartments		967,323

COMMERCIAL BANKS-NON-U.S. - 3.5%
Itau Unibanco Holding S.A. ADR	11,915	165,379
Banco Bradesco S.A. ADR	9,928	141,474
ICICI Bank Ltd. ADR	2,727	133,896

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
FINANCIAL SERVICES FUND

	Shares	Value
Banco Santander S.A. ADR1	13,650	$129,675
Toronto-Dominion Bank	2,620	129,402
HDFC Bank Ltd. ADR	2,729	127,117
Credicorp Ltd.	820	125,780
Total Commercial Banks-Non-U.S.		952,723

PROPERTY & CASUALTY INSURANCE - 3.4%
Travelers Companies, Inc.	2,483	233,253
Chubb Corp.	2,110	192,179
Progressive Corp.	6,316	159,668
Arch Capital Group Ltd.*	2,350	128,592
Alleghany Corp.*	250	104,538
WR Berkley Corp.	2,120	101,336
Total Property & Casualty Insurance		919,566

REITs-OFFICE PROPERTY - 3.1%
Boston Properties, Inc.	1,438	166,463
American Realty Capital Properties, Inc.	11,215	135,253
SL Green Realty Corp.	1,223	123,914
Alexandria Real Estate Equities, Inc.	1,240	91,450
Kilroy Realty Corp.	1,490	88,566
BioMed Realty Trust, Inc.	4,130	83,426
Equity Commonwealth*	2,940	75,587
Highwoods Properties, Inc.	1,890	73,521
Total REITs-Office Property		838,180

REITs-REGIONAL MALLS - 3.0%
Simon Property Group, Inc.	1,729	284,282
General Growth Properties, Inc.	7,873	185,409
Macerich Co.	1,852	118,213
Taubman Centers, Inc.	1,160	84,680
Tanger Factory Outlet Centers, Inc.	2,190	71,657
CBL & Associates Properties, Inc.	3,970	71,063
Total REITs-Regional Malls		815,304

FINANCE-INVESTMENT BANKERS/BROKERS - 2.7%
Charles Schwab Corp.	8,496	249,696
TD Ameritrade Holding Corp.	5,379	179,497
Raymond James Financial, Inc.	2,082	111,554
E*TRADE Financial Corp.*	4,479	101,181
LPL Financial Holdings, Inc.	1,850	85,193
Total Finance-Investment Bankers/Brokers		727,121

REITs-HEALTH CARE - 2.6%
Health Care REIT, Inc.	2,859	178,315
Ventas, Inc.	2,844	176,186
HCP, Inc.	4,404	174,883
Omega Healthcare Investors, Inc.	2,582	88,279
Senior Housing Properties Trust	4,000	83,680
Total REITs-Health Care		701,343

FIDUCIARY BANKS - 2.4%
Bank of New York Mellon Corp.	6,900	267,237
State Street Corp.	3,098	228,044
Northern Trust Corp.	2,403	163,476
Total Fiduciary Banks		658,757

INSURANCE BROKERS - 2.3%
Marsh & McLennan Companies, Inc.	4,172	218,362
Aon plc	2,233	195,767
Arthur J Gallagher & Co.	2,460	111,586
Brown & Brown, Inc.	2,860	91,949
Total Insurance Brokers		617,664

FINANCE-CREDIT CARD - 2.2%
American Express Co.	4,440	388,678
Discover Financial Services	3,432	220,986
Total Finance-Credit Card		609,664

FINANCE-OTHER SERVICES - 2.2%
CME Group, Inc. — Class A	2,650	211,881
Intercontinental Exchange, Inc.	937	182,762
NASDAQ OMX Group, Inc.	2,574	109,189
CBOE Holdings, Inc.	1,570	84,034
Total Finance-Other Services		587,866

REITs-SHOPPING CENTERS - 2.1%
Kimco Realty Corp.	5,575	122,148
Federal Realty Investment Trust	948	112,300
DDR Corp.	6,050	101,217
Regency Centers Corp.	1,640	88,281
Weingarten Realty Investors	2,640	83,160
Kite Realty Group Trust	2,480	60,115
Total REITs-Shopping Centers		567,221

REITs-MORTGAGE - 1.8%
Annaly Capital Management, Inc.	12,607	134,643
American Capital Agency Corp.	5,194	110,373
NorthStar Realty Finance Corp.	5,100	90,117
Starwood Property Trust, Inc.	4,070	89,377
Two Harbors Investment Corp.	7,860	76,006
Total REITs-Mortgage		500,516

REAL ESTATE MANAGEMENT/SERVICES - 1.5%
CBRE Group, Inc. — Class A*	4,330	128,774
WP Carey, Inc.	1,540	98,206
Realogy Holdings Corp.*	2,590	96,348
Jones Lang LaSalle, Inc.	750	94,755
Total Real Estate Management/Services		418,083

REITs-HOTELS - 1.4%
Host Hotels & Resorts, Inc.	7,627	162,684
RLJ Lodging Trust	2,760	78,577
LaSalle Hotel Properties	2,290	78,410
Sunstone Hotel Investors, Inc.	4,960	68,547
Total REITs-Hotels		388,218

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
FINANCIAL SERVICES FUND

	Shares	Value
COMMERICAL SERVICES-FINANCE - 1.4%
McGraw Hill Financial, Inc.	2,320	$195,924
Moody's Corp.	1,899	179,456
Total Commerical Services-Finance		375,380

COMMERCIAL BANKS-EASTERN U.S. - 1.4%
M&T Bank Corp.	1,299	160,154
CIT Group, Inc.	2,599	119,450
Signature Bank*	850	95,251
Total Commercial Banks-Eastern U.S.		374,855

COMMERICAL BANKS-SOUTHERN U.S. - 1.3%
BB&T Corp.	5,665	210,795
Regions Financial Corp.	15,130	151,905
Total Commerical Banks-Southern U.S.		362,700

SAVINGS & LOANS/THRIFTS-EASTERN U.S. - 1.3%
New York Community Bancorp, Inc.	6,770	107,440
Hudson City Bancorp, Inc.	9,446	91,815
People's United Financial, Inc.	5,975	86,458
First Niagara Financial Group, Inc.	8,281	68,981
Total Savings & Loans/Thrifts-Eastern U.S.		354,694

FINANCIAL GUARANTEE INSURANCE - 1.2%
Assured Guaranty Ltd.	5,860	129,858
Radian Group, Inc.	4,670	66,594
MGIC Investment Corp.*	8,490	66,307
MBIA, Inc.*	5,830	53,519
Total Financial Guarantee Insurance		316,278

REITs-STORAGE - 1.1%
Public Storage	1,298	215,261
Extra Space Storage, Inc.	1,890	97,467
Total REITs-Storage		312,728

REITs-SINGLE TENANT - 1.1%
Realty Income Corp.	3,084	125,796
National Retail Properties, Inc.	2,465	85,215
Spirit Realty Capital, Inc.	7,732	84,820
Total REITs-Single Tenant		295,831

COMMERCIAL BANKS-WESTERN U.S. - 1.0%
First Republic Bank	2,230	110,117
SVB Financial Group*	850	95,277
PacWest Bancorp	1,940	79,986
Total Commercial Banks-Western U.S.		285,380

FINANCE-CONSUMER LOANS - 1.0%
Navient Corp.	6,310	111,749
SLM Corp.	9,287	79,497
Ocwen Financial Corp.*	2,787	72,964
Total Finance-Consumer Loans		264,210

INVESTMENT COMPANIES - 0.9%
Ares Capital Corp.	5,889	95,166
American Capital Ltd.*	5,750	81,420
Prospect Capital Corp.1	7,580	75,042
Total Investment Companies		251,628

REITs-WAREHOUSE/INDUSTRIES - 0.9%
Prologis, Inc.	4,715	177,756
DCT Industrial Trust, Inc.	8,930	67,064
Total REITs-Warehouse/Industries		244,820

COMMERCIAL BANKS-SOUTHERN U.S. - 0.5%
Synovus Financial Corp.	3,120	73,757
First Horizon National Corp.	5,707	70,082
Total Commercial Banks-Southern U.S.		143,839

DIVERSIFIED OPERATIONS - 0.4%
Leucadia National Corp.	5,012	119,486

FINANCE-MORTGAGE LOAN/BANKER - 0.4%
FNF Group	4,070	112,902

COMMERICAL BANKS-WESTERN U.S. - 0.4%
Zions Bancorporation	3,430	99,676

COMMERCIAL BANKS-CENTRAL U.S. - 0.3%
Cullen/Frost Bankers, Inc.	1,130	86,456

CASINO SERVICES - 0.3%
Gaming and Leisure Properties, Inc.	2,460	76,014

CHEMICALS-FIBERS - 0.2%
Rayonier Advanced Materials, Inc.1	1,561	51,373

Total Common Stocks
(Cost $21,432,823)		27,254,569

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$59,722	59,722
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	24,595	24,595
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	24,595	24,595
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	24,595	24,595
Total Repurchase Agreements
(Cost $133,507)		133,507

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
FINANCIAL SERVICES FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$140,385	$140,385
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	23,014	23,014
Total Securities Lending Collateral
(Cost $163,399)		163,399

Total Investments - 100.9%
(Cost $21,729,729)		$27,551,475
Other Assets & Liabilities, net - (0.9)%		(232,488)
Total Net Assets - 100.0%		$27,318,987

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $185,651 of securities loaned (cost $21,432,823)	$27,254,569
Repurchase agreements, at value (cost $296,906)	296,906
Total investments (cost $21,729,729)	27,551,475
Segregated cash with broker	26,776
Cash	2,322
Receivables:
Securities sold	718,229
Dividends	48,083
Fund shares sold	12,014
Securities lending income	67
Total assets	28,358,966

Liabilities:
Payable for:
Fund shares redeemed	808,723
Upon return of securities loaned	190,175
Management fees	19,010
Transfer agent and administrative fees	5,591
Distribution and service fees	3,964
Portfolio accounting fees	2,236
Miscellaneous	10,280
Total liabilities	1,039,979
Net assets	$27,318,987

Net assets consist of:
Paid in capital	$25,346,853
Undistributed net investment income	213,172
Accumulated net realized loss on investments	(4,062,784)
Net unrealized appreciation on investments	5,821,746
Net assets	$27,318,987

Investor Class:
Net assets	$17,717,603
Capital shares outstanding	163,614
Net asset value per share	$108.29

Advisor Class:
Net assets	$5,844,673
Capital shares outstanding	58,361
Net asset value per share	$100.15

A-Class:
Net assets	$2,317,809
Capital shares outstanding	22,528
Net asset value per share	$102.88
Maximum offering price per share (Net asset value divided by 95.25%)	$108.01

C-Class:
Net assets	$1,438,902
Capital shares outstanding	15,233
Net asset value per share	$94.46

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $721)	$243,909
Income from securities lending, net	106
Interest	9
Total investment income	244,024

Expenses:
Management fees	97,509
Transfer agent and administrative fees	28,679
Distribution and service fees:
Advisor Class	13,118
A-Class	3,913
C-Class	6,793
Portfolio accounting fees	11,471
Custodian fees	1,342
Trustees' fees*	947
Tax expense	85
Line of credit interest expense	73
Miscellaneous	16,441
Total expenses	180,371
Net investment income	63,653

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	590,749
Net realized gain	590,749
Net change in unrealized appreciation (depreciation) on:
Investments	(972,607)
Net change in unrealized appreciation (depreciation)	(972,607)
Net realized and unrealized loss	(381,858)
Net decrease in net assets resulting from operations	$(318,205)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$63,653	$147,974
Net realized gain on investments	590,749	2,155,894
Net change in unrealized appreciation (depreciation) on investments	(972,607)	512,726
Net increase (decrease) in net assets resulting from operations	(318,205)	2,816,594

Distributions to shareholders from:
Net investment income
Investor Class	—	(79,512)
Advisor Class	—	(17,906)
A-Class	—	(40,320)
C-Class	—	(7,809)
Total distributions to shareholders	—	(145,547)

Capital share transactions:
Proceeds from sale of shares
Investor Class	38,597,507	87,025,488
Advisor Class	5,043,990	9,891,676
A-Class	4,669,589	16,249,371
C-Class	12,624,914	21,219,453
Distributions reinvested
Investor Class	—	78,044
Advisor Class	—	17,860
A-Class	—	35,520
C-Class	—	7,710
Cost of shares redeemed
Investor Class	(38,236,293)	(87,847,468)
Advisor Class	(3,851,002)	(12,957,819)
A-Class	(9,984,179)	(10,980,642)
C-Class	(12,247,715)	(21,766,316)
Net increase (decrease) from capital share transactions	(3,383,189)	972,877
Net increase (decrease) in net assets	(3,701,394)	3,643,924

Net assets:
Beginning of period	31,020,381	27,376,457
End of period	$27,318,987	$31,020,381
Undistributed net investment income at end of period	$213,172	$149,519

Capital share activity:
Shares sold
Investor Class	354,721	880,833
Advisor Class	50,614	107,616
A-Class	44,984	170,038
C-Class	134,079	243,282
Shares issued from reinvestment of distributions
Investor Class	—	774
Advisor Class	—	191
A-Class	—	370
C-Class	—	87
Shares redeemed
Investor Class	(357,820)	(902,467)
Advisor Class	(38,844)	(145,268)
A-Class	(98,722)	(115,259)
C-Class	(130,142)	(250,011)
Net decrease in shares	(41,130)	(9,814)

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$106.10	$90.67	$78.47	$81.18	$75.23	$44.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.78	.76	.61	.15	.41
Net gain (loss) on investments (realized and unrealized)	1.78	15.21	11.99	(3.29)	6.75	31.07
Total from investment operations	2.19	15.99	12.75	(2.68)	6.90	31.48
Less distributions from:
Net investment income	—	(.56)	(.55)	(.03)	(.95)	(.62)
Total distributions	—	(.56)	(.55)	(.03)	(.95)	(.62)
Net asset value, end of period	$108.29	$106.10	$90.67	$78.47	$81.18	$75.23

Total Return[c]	2.06%	17.67%	16.37%	(3.31%)	9.33%	71.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,718	$17,688	$17,007	$19,973	$4,885	$26,364
Ratios to average net assets:
Net investment income (loss)	0.75%	0.81%	0.95%	0.86%	0.19%	0.64%
Total expenses	1.36%	1.37%	1.36%	1.34%	1.39%	1.38%
Portfolio turnover rate	186%	414%	590%	970%	601%	447%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$98.37	$84.51	$73.53	$76.47	$71.29	$42.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.24	.22	.26	(.14)	.12
Net gain (loss) on investments (realized and unrealized)	1.63	14.18	11.31	(3.17)	6.27	29.51
Total from investment operations	1.78	14.42	11.53	(2.91)	6.13	29.63
Less distributions from:
Net investment income	—	(.56)	(.55)	(.03)	(.95)	(.62)
Total distributions	—	(.56)	(.55)	(.03)	(.95)	(.62)
Net asset value, end of period	$100.15	$98.37	$84.51	$73.53	$76.47	$71.29

Total Return[c]	1.81%	17.10%	15.80%	(3.80%)	8.76%	70.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,845	$4,583	$7,103	$4,243	$3,634	$3,285
Ratios to average net assets:
Net investment income (loss)	0.29%	0.26%	0.29%	0.37%	(0.20%)	0.21%
Total expenses	1.87%	1.87%	1.85%	1.85%	1.89%	1.88%
Portfolio turnover rate	186%	414%	590%	970%	601%	447%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$100.94	$86.48	$75.07	$77.87	$72.38	$42.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.58	.51	.45	(.01)	.30
Net gain (loss) on investments (realized and unrealized)	1.69	14.44	11.45	(3.22)	6.45	29.90
Total from investment operations	1.94	15.02	11.96	(2.77)	6.44	30.20
Less distributions from:
Net investment income	—	(.56)	(.55)	(.03)	(.95)	(.62)
Total distributions	—	(.56)	(.55)	(.03)	(.95)	(.62)
Net asset value, end of period	$102.88	$100.94	$86.48	$75.07	$77.87	$72.38

Total Return[c]	1.92%	17.41%	16.06%	(3.57%)	9.06%	70.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,318	$7,698	$1,826	$632	$1,782	$1,408
Ratios to average net assets:
Net investment income (loss)	0.50%	0.62%	0.66%	0.64%	(0.01%)	0.50%
Total expenses	1.61%	1.62%	1.61%	1.61%	1.64%	1.63%
Portfolio turnover rate	186%	414%	590%	970%	601%	447%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$93.02	$80.30	$70.26	$73.42	$68.79	$41.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.16)	.03	(.12)	(.49)	(.24)
Net gain (loss) on investments (realized and unrealized)	1.55	13.44	10.56	(3.01)	6.07	28.64
Total from investment operations	1.44	13.28	10.59	(3.13)	5.58	28.40
Less distributions from:
Net investment income	—	(.56)	(.55)	(.03)	(.95)	(.62)
Total distributions	—	(.56)	(.55)	(.03)	(.95)	(.62)
Net asset value, end of period	$94.46	$93.02	$80.30	$70.26	$73.42	$68.79

Total Return[c]	1.55%	16.58%	15.21%	(4.27%)	8.28%	69.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,439	$1,051	$1,440	$817	$1,114	$1,942
Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.18%)	0.04%	(0.18%)	(0.72%)	(0.40%)
Total expenses	2.37%	2.37%	2.36%	2.36%	2.39%	2.38%
Portfolio turnover rate	186%	414%	590%	970%	601%	447%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.4%
Pfizer, Inc.	2.7%
Merck & Company, Inc.	2.6%
Gilead Sciences, Inc.	2.6%
Amgen, Inc.	2.0%
AbbVie, Inc.	1.9%
Bristol-Myers Squibb Co.	1.8%
UnitedHealth Group, Inc.	1.8%
Biogen Idec, Inc.	1.8%
Celgene Corp.	1.8%
Top Ten Total	22.4%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 100.4%

MEDICAL-DRUGS - 29.3%
Johnson & Johnson	43,706	$4,658,622
Pfizer, Inc.	121,522	3,593,405
Merck & Company, Inc.	59,120	3,504,633
AbbVie, Inc.	43,549	2,515,389
Bristol-Myers Squibb Co.	48,556	2,485,096
Eli Lilly & Co.	34,948	2,266,378
Allergan, Inc.	11,608	2,068,430
Abbott Laboratories	49,690	2,066,607
Valeant Pharmaceuticals International, Inc.*	14,366	1,884,819
Shire plc ADR	5,772	1,495,237
Zoetis, Inc.	31,500	1,163,925
GlaxoSmithKline plc ADR	24,297	1,116,933
Endo International plc*	16,093	1,099,796
AstraZeneca plc ADR	14,288	1,020,735
Mallinckrodt plc*	9,831	886,265
Novartis AG ADR	9,251	870,797
Jazz Pharmaceuticals plc*	5,400	867,024
Salix Pharmaceuticals Ltd.*	5,176	808,698
Novo Nordisk A/S ADR	15,900	757,158
Alkermes plc*	17,372	744,738
Quintiles Transnational Holdings, Inc.*	12,939	721,737
OPKO Health, Inc.*,1	73,380	624,464
Akorn, Inc.*	14,800	536,796
Pacira Pharmaceuticals, Inc.*	5,100	494,292
ACADIA Pharmaceuticals, Inc.*,1	16,700	413,492
Clovis Oncology, Inc.*	7,455	338,159
Keryx Biopharmaceuticals, Inc.*,1	22,674	311,768
Auxilium Pharmaceuticals, Inc.*	9,400	280,590
Total Medical-Drugs		39,595,983

MEDICAL-BIOMEDICAL/GENETICS - 20.5%
Gilead Sciences, Inc.*	32,473	3,456,751
Amgen, Inc.	19,653	2,760,460
Biogen Idec, Inc.*	7,323	2,422,522
Celgene Corp.*	25,379	2,405,422
Regeneron Pharmaceuticals, Inc.*	4,434	1,598,546
Alexion Pharmaceuticals, Inc.*	9,591	1,590,380
Vertex Pharmaceuticals, Inc.*	13,605	1,527,978
Illumina, Inc.*	7,614	1,248,087
BioMarin Pharmaceutical, Inc.*	12,732	918,741
Incyte Corp.*	16,227	795,934
Medivation, Inc.*	7,582	749,632
Puma Biotechnology, Inc.*	2,800	667,996
United Therapeutics Corp.*	5,156	663,319
Alnylam Pharmaceuticals, Inc.*	8,345	651,745
Cubist Pharmaceuticals, Inc.*	9,363	621,141
Myriad Genetics, Inc.*,1	15,700	605,549
Intercept Pharmaceuticals, Inc.*	2,500	591,725
Isis Pharmaceuticals, Inc.*	14,671	569,675
Seattle Genetics, Inc.*	14,933	555,209
NPS Pharmaceuticals, Inc.*	19,209	499,434
Charles River Laboratories International, Inc.*	7,653	457,190
Theravance, Inc.1	22,000	375,980
Exact Sciences Corp.*,1	19,300	374,034
Medicines Co.*	13,861	309,378
PDL BioPharma, Inc.1	39,543	295,386
Celldex Therapeutics, Inc.*	22,100	286,416
Arena Pharmaceuticals, Inc.*,1	65,107	272,798
Aegerion Pharmaceuticals, Inc.*	7,955	265,538
ARIAD Pharmaceuticals, Inc.*,1	48,226	260,420
Total Medical-Biomedical/Genetics		27,797,386

MEDICAL PRODUCTS - 9.0%
Baxter International, Inc.	23,697	1,700,733
Covidien plc	17,520	1,515,655
Stryker Corp.	18,325	1,479,744
Becton Dickinson and Co.	11,203	1,275,013
Zimmer Holdings, Inc.	11,051	1,111,178
Henry Schein, Inc.*	7,334	854,191
CareFusion Corp.*	17,826	806,627
Hospira, Inc.*	15,253	793,614
Varian Medical Systems, Inc.*	9,837	788,140
Cooper Companies, Inc.	4,770	742,928
Sirona Dental Systems, Inc.*	7,522	576,787
Teleflex, Inc.	5,380	565,115
Total Medical Products		12,209,725

MEDICAL-HMO - 7.3%
UnitedHealth Group, Inc.	28,440	2,452,949
WellPoint, Inc.	12,959	1,550,156
Aetna, Inc.	17,769	1,439,289
Cigna Corp.	14,112	1,279,817
Humana, Inc.	9,242	1,204,140
Centene Corp.*	7,360	608,746
Health Net, Inc.*	11,316	521,781
WellCare Health Plans, Inc.*	7,300	440,482
Molina Healthcare, Inc.*	8,800	372,240
Total Medical-HMO		9,869,600

MEDICAL INSTRUMENTS - 5.2%
Medtronic, Inc.	32,712	2,026,508
St. Jude Medical, Inc.	18,337	1,102,604
Intuitive Surgical, Inc.*	2,361	1,090,357
Boston Scientific Corp.*	89,864	1,061,294
Edwards Lifesciences Corp.*	8,734	892,178
DexCom, Inc.*	11,800	471,882
Thoratec Corp.*	12,690	339,204
Total Medical Instruments		6,984,027

MEDICAL-GENERIC DRUGS - 4.4%
Actavis plc*	9,084	2,191,788
Teva Pharmaceutical Industries Ltd. ADR	25,667	1,379,601
Perrigo Company plc	8,294	1,245,676

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
HEALTH CARE FUND

	Shares	Value
Mylan, Inc.*	23,652	$1,075,929
Total Medical-Generic Drugs		5,892,994

MEDICAL-WHOLESALE DRUG DISTRIBUTION - 3.2%
McKesson Corp.	9,407	1,831,260
Cardinal Health, Inc.	18,428	1,380,626
AmerisourceBergen Corp. — Class A	14,860	1,148,678
Total Medical-Wholesale Drug Distribution		4,360,564

MEDICAL-HOSPITALS - 3.1%
HCA Holdings, Inc.*	21,317	1,503,275
Universal Health Services, Inc. — Class B	8,176	854,392
Community Health Systems, Inc.*	12,325	675,287
Tenet Healthcare Corp.*	10,800	641,412
LifePoint Hospitals, Inc.*	6,800	470,492
Total Medical-Hospitals		4,144,858

PHARMACY SERVICES - 2.5%
Express Scripts Holding Co.*	27,096	1,913,790
Catamaran Corp.*	18,190	766,709
Omnicare, Inc.	10,779	671,101
Total Pharmacy Services		3,351,600

INSTRUMENTS-SCIENTIFIC - 2.4%
Thermo Fisher Scientific, Inc.	15,524	1,889,270
Waters Corp.*	7,897	782,750
PerkinElmer, Inc.	13,923	607,043
Total Instruments-Scientific		3,279,063

MEDICAL INFORMATION SYSTEM - 2.0%
Cerner Corp.*	20,544	1,223,806
athenahealth, Inc.*	4,880	642,647
Medidata Solutions, Inc.*	9,800	434,042
Allscripts Healthcare Solutions, Inc.*	30,410	407,950
Total Medical Information System		2,708,445

MEDICAL LABS & TESTING SERVICES - 1.6%
Laboratory Corporation of America Holdings*	7,750	788,563
Quest Diagnostics, Inc.	12,844	779,374
Covance, Inc.*	7,172	564,436
Total Medical Labs & Testing Services		2,132,373

DENTAL SUPPLIES & EQUIPMENTS - 1.3%
DENTSPLY International, Inc.	14,802	674,971
Patterson Companies, Inc.	13,900	575,877
Align Technology, Inc.*	10,664	551,116
Total Dental Supplies & Equipments		1,801,964

THERAPEUTICS - 0.9%
Pharmacyclics, Inc.*	6,800	798,524
MannKind Corp.*,1	71,100	420,201
Total Therapeutics		1,218,725

ELECTRONIC MEASURING INSTRUMENTS - 0.8%
Agilent Technologies, Inc.	20,214	1,151,794

DIAGNOSTIC KITS - 0.8%
IDEXX Laboratories, Inc.*	5,627	663,030
Alere, Inc.*	12,031	466,562
Total Diagnostic Kits		1,129,592

DIALYSIS CENTERS - 0.8%
DaVita HealthCare Partners, Inc.*	14,757	1,079,327

DISPOSABLE MEDICAL PRODUCTS - 0.6%
CR Bard, Inc.	6,199	884,659

INSTRUMENTS-CONTROLS - 0.5%
Mettler-Toledo International, Inc.*	2,850	729,971

RESPIRATORY PRODUCTS - 0.5%
ResMed, Inc.1	14,409	709,931

X-RAY EQUIPMENT - 0.5%
Hologic, Inc.*	28,670	697,541

RETIREMENT/AGED CARE - 0.5%
Brookdale Senior Living, Inc. — Class A*	20,331	655,065

PHYSICAL PRACTICE MANAGEMENT - 0.5%
MEDNAX, Inc.*	11,840	649,069

HUMAN RESOURCES - 0.4%
Team Health Holdings, Inc.*	9,400	545,106

RESEARCH & DEVELOPMENT - 0.4%
PAREXEL International Corp.*	8,100	511,029

VETERINARY DIAGNOSTICS - 0.4%
VCA, Inc.*	12,540	493,198

DIAGNOSTIC EQUIPMENT - 0.4%
Cepheid*	10,821	476,449

MEDICAL-OUTPATIENT/HOME MEDICINE - 0.3%
Air Methods Corp.*	7,400	411,070

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 0.3%
Chemed Corp.	3,500	360,150

Total Common Stocks
(Cost $89,497,083)		135,831,258

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
HEALTH CARE FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.6%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$390,627	$390,627
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	160,871	160,871
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	160,871	160,871
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	160,871	160,871
Total Repurchase Agreements
(Cost $873,240)		873,240

SECURITIES LENDING COLLATERAL††,3 - 2.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	2,521,599	$2,521,599
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	413,377	413,377
Total Securities Lending Collateral
(Cost $2,934,976)		2,934,976

Total Investments - 103.2%
(Cost $93,305,299)		$139,639,474
Other Assets & Liabilities, net - (3.2)%		(4,308,733)
Total Net Assets - 100.0%		$135,330,741

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $3,255,831 of securities loaned (cost $89,497,083)	$135,831,258
Repurchase agreements, at value (cost $3,808,216)	3,808,216
Total investments (cost $93,305,299)	139,639,474
Cash	756,798
Segregated cash with broker	480,954
Receivables:
Fund shares sold	3,260,790
Securities sold	797,654
Dividends	75,074
Securities lending income	10,442
Total assets	145,021,186

Liabilities:
Payable for:
Fund shares redeemed	6,061,884
Upon return of securities loaned	3,415,930
Management fees	91,005
Transfer agent and administrative fees	26,766
Distribution and service fees	23,660
Portfolio accounting fees	10,706
Miscellaneous	60,494
Total liabilities	9,690,445
Net assets	$135,330,741

Net assets consist of:
Paid in capital	$95,114,520
Accumulated net investment loss	(313,325)
Accumulated net realized loss on investments	(5,804,629)
Net unrealized appreciation on investments	46,334,175
Net assets	$135,330,741

Investor Class:
Net assets	$81,099,838
Capital shares outstanding	2,686,955
Net asset value per share	$30.18

Advisor Class:
Net assets	$33,494,419
Capital shares outstanding	1,211,422
Net asset value per share	$27.65

A-Class:
Net assets	$12,678,970
Capital shares outstanding	447,132
Net asset value per share	$28.36
Maximum offering price per share (Net asset value divided by 95.25%)	$29.77

C-Class:
Net assets	$8,057,514
Capital shares outstanding	308,306
Net asset value per share	$26.13

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$603,651
Income from securities lending, net	82,623
Interest	41
Total investment income	686,315

Expenses:
Management fees	532,152
Transfer agent and administrative fees	156,515
Distribution and service fees:
Advisor Class	93,087
A-Class	11,254
C-Class	39,742
Portfolio accounting fees	62,605
Custodian fees	7,320
Trustees' fees*	5,062
Tax expense	1,187
Line of credit interest expense	58
Miscellaneous	90,658
Total expenses	999,640
Net investment loss	(313,325)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	462,921
Net realized gain	462,921
Net change in unrealized appreciation (depreciation) on:
Investments	8,942,551
Net change in unrealized appreciation (depreciation)	8,942,551
Net realized and unrealized gain	9,405,472
Net increase in net assets resulting from operations	$9,092,147

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(313,325)	$(254,146)
Net realized gain on investments	462,921	20,336,238
Net change in unrealized appreciation (depreciation) on investments	8,942,551	7,106,133
Net increase in net assets resulting from operations	9,092,147	27,188,225

Distributions to shareholders from:
Net investment income
Investor Class	—	(89,982)
Advisor Class	—	(7,552)
A-Class	—	(7,852)
C-Class	—	(7,895)
Net realized gains
Investor Class	—	(3,786,592)
Advisor Class	—	(317,778)
A-Class	—	(326,428)
C-Class	—	(332,239)
Total distributions to shareholders	—	(4,876,318)

Capital share transactions:
Proceeds from sale of shares
Investor Class	127,652,368	324,677,607
Advisor Class	45,897,237	76,308,656
A-Class	15,724,635	20,247,591
C-Class	11,027,379	33,842,495
Distributions reinvested
Investor Class	—	3,851,003
Advisor Class	—	323,914
A-Class	—	330,789
C-Class	—	328,744
Cost of shares redeemed
Investor Class	(149,681,870)	(354,047,641)
Advisor Class	(53,719,258)	(42,786,393)
A-Class	(11,657,137)	(17,317,347)
C-Class	(10,919,588)	(32,535,770)
Net increase (decrease) from capital share transactions	(25,676,234)	13,223,648
Net increase (decrease) in net assets	(16,584,087)	35,535,555

Net assets:
Beginning of period	151,914,828	116,379,273
End of period	$135,330,741	$151,914,828
Accumulated net investment loss at end of period	$(313,325)	$—

Capital share activity:
Shares sold
Investor Class	4,444,320	12,765,655
Advisor Class	1,750,737	3,036,456
A-Class	581,552	823,789
C-Class	442,897	1,521,467
Shares issued from reinvestment of distributions
Investor Class	—	148,573
Advisor Class	—	13,587
A-Class	—	13,557
C-Class	—	14,527
Shares redeemed
Investor Class	(5,295,038)	(14,053,114)
Advisor Class	(2,048,809)	(1,714,436)
A-Class	(437,325)	(707,448)
C-Class	(437,522)	(1,464,775)
Net increase (decrease) in shares	(999,188)	397,838

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$27.76	$22.35	$18.83	$17.14	$15.80	$11.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.03)	.09	.01	(.02)	(.01)
Net gain (loss) on investments (realized and unrealized)	2.46	7.00	3.48	1.68	1.36	4.62
Total from investment operations	2.42	6.97	3.57	1.69	1.34	4.61
Less distributions from:
Net investment income	—	(.03)	(.05)	—	—	(.01)
Net realized gains	—	(1.53)	—	—	—	—
Total distributions	—	(1.56)	(.05)	—	—	(.01)
Net asset value, end of period	$30.18	$27.76	$22.35	$18.83	$17.14	$15.80

Total Return[c]	8.72%	31.70%	18.98%	9.86%	8.48%	41.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81,100	$98,209	$104,525	$39,036	$19,534	$195,616
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.12%)	0.45%	0.08%	(0.10%)	(0.04%)
Total expenses	1.37%	1.37%	1.35%	1.36%	1.38%	1.37%
Portfolio turnover rate	86%	277%	266%	582%	619%	241%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$25.49	$20.73	$17.55	$16.04	$14.85	$10.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.15)	(.06)	(.07)	(.05)	(.04)
Net gain (loss) on investments (realized and unrealized)	2.26	6.47	3.29	1.58	1.24	4.32
Total from investment operations	2.16	6.32	3.23	1.51	1.19	4.28
Less distributions from:
Net investment income	—	(.03)	(.05)	—	—	(.01)
Net realized gains	—	(1.53)	—	—	—	—
Total distributions	—	(1.56)	(.05)	—	—	(.01)
Net asset value, end of period	$27.65	$25.49	$20.73	$17.55	$16.04	$14.85

Total Return[c]	8.47%	31.03%	18.43%	9.41%	8.01%	40.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,494	$38,480	$3,605	$4,275	$2,229	$3,432
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.62%)	(0.31%)	(0.44%)	(0.36%)	(0.33%)
Total expenses	1.87%	1.87%	1.86%	1.85%	1.88%	1.88%
Portfolio turnover rate	86%	277%	266%	582%	619%	241%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$26.11	$21.15	$17.87	$16.30	$15.05	$10.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.09)	.04	(.02)	(.02)	(.03)
Net gain (loss) on investments (realized and unrealized)	2.32	6.61	3.29	1.59	1.27	4.40
Total from investment operations	2.25	6.52	3.33	1.57	1.25	4.37
Less distributions from:
Net investment income	—	(.03)	(.05)	—	—	(.01)
Net realized gains	—	(1.53)	—	—	—	—
Total distributions	—	(1.56)	(.05)	—	—	(.01)
Net asset value, end of period	$28.36	$26.11	$21.15	$17.87	$16.30	$15.05

Total Return[c]	8.62%	31.36%	18.65%	9.63%	8.31%	40.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,679	$7,909	$3,660	$2,964	$1,156	$6,204
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.37%)	0.20%	(0.13%)	(0.14%)	(0.25%)
Total expenses	1.62%	1.62%	1.60%	1.60%	1.63%	1.62%
Portfolio turnover rate	86%	277%	266%	582%	619%	241%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$24.16	$19.81	$16.86	$15.50	$14.39	$10.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.26)	(.09)	(.14)	(.11)	(.11)
Net gain (loss) on investments (realized and unrealized)	2.13	6.17	3.09	1.50	1.22	4.21
Total from investment operations	1.97	5.91	3.00	1.36	1.11	4.10
Less distributions from:
Net investment income	—	(.03)	(.05)	—	—	(.01)
Net realized gains	—	(1.53)	—	—	—	—
Total distributions	—	(1.56)	(.05)	—	—	(.01)
Net asset value, end of period	$26.13	$24.16	$19.81	$16.86	$15.50	$14.39

Total Return[c]	8.15%	30.38%	17.81%	8.77%	7.71%	39.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,058	$7,318	$4,589	$3,468	$3,870	$8,393
Ratios to average net assets:
Net investment income (loss)	(1.28%)	(1.14%)	(0.53%)	(0.91%)	(0.76%)	(0.91%)
Total expenses	2.37%	2.37%	2.35%	2.36%	2.38%	2.38%
Portfolio turnover rate	86%	277%	266%	582%	619%	241%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Facebook, Inc. — Class A	5.2%
Amazon.com, Inc.	4.3%
Cisco Systems, Inc.	4.0%
QUALCOMM, Inc.	3.9%
Google, Inc. — Class C	3.8%
Google, Inc. — Class A	3.8%
Priceline Group, Inc.	3.3%
eBay, Inc.	3.1%
Time Warner, Inc.	2.8%
Yahoo!, Inc.	2.2%
Top Ten Total	36.4%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.6%

E-COMMERCE/SERVICES - 15.1%
Priceline Group, Inc.*	601	$696,308
Netflix, Inc.*	866	390,722
TripAdvisor, Inc.*	2,936	268,409
Expedia, Inc.	2,912	255,149
SouFun Holdings Ltd. ADR	19,775	196,761
Ctrip.com International Ltd. ADR*	3,300	187,308
58.com, Inc. ADR*,1	4,760	177,310
IAC/InterActiveCorp	2,600	171,340
Bitauto Holdings Ltd. ADR*	2,188	170,664
Zillow, Inc. — Class A*	1,406	163,082
Groupon, Inc. — Class A*	23,476	156,820
Liberty Ventures*	3,270	124,129
Trulia, Inc.*	1,887	92,274
RetailMeNot, Inc.*	4,340	70,134
ChannelAdvisor Corp.*	2,896	47,494
Angie's List, Inc.*	7,015	44,686
Total E-Commerce/Services		3,212,590

WEB PORTALS/ISP - 14.9%
Google, Inc. — Class C*	1,382	797,911
Google, Inc. — Class A*	1,352	795,530
Yahoo!, Inc.*	11,466	467,240
Baidu, Inc. ADR*	1,879	410,054
Yandex N.V. — Class A*	6,827	189,756
SINA Corp.*	4,485	184,513
Sohu.com, Inc.*	3,133	157,371
AOL, Inc.*	3,241	145,683
Total Web Portals/ISP		3,148,058

E-COMMERCE/PRODUCTS - 11.2%
Amazon.com, Inc.*	2,849	918,631
eBay, Inc.*	11,586	656,115
Vipshop Holdings Ltd. ADR*	1,085	205,076
MercadoLibre, Inc.	1,583	171,993
zulily, Inc. — Class A*,1	4,293	162,662
E-Commerce China Dangdang, Inc. — Class A ADR*,1	13,204	161,089
Shutterfly, Inc.*	2,125	103,573
Total E-Commerce/Products		2,379,139

INTERNET CONTENT-ENTERTAINMENT - 10.1%
Facebook, Inc. — Class A*	13,858	1,095,336
Twitter, Inc.*	8,373	431,879
Youku Tudou, Inc. ADR*	9,713	174,057
NetEase, Inc. ADR	1,919	164,382
Pandora Media, Inc.*	6,518	157,475
Shutterstock, Inc.*	1,630	116,349
Total Internet Content-Entertainment		2,139,478

NETWORKING PRODUCTS - 5.4%
Cisco Systems, Inc.	33,611	845,989
Palo Alto Networks, Inc.*	2,084	204,440
Polycom, Inc.*	7,677	94,312
Total Networking Products		1,144,741

WIRELESS EQUIPMENT - 5.1%
Motorola Solutions, Inc.	4,740	299,947
Telefonaktiebolaget LM Ericsson ADR	13,484	169,764
Gogo, Inc.*,1	9,347	157,590
Ubiquiti Networks, Inc.1	3,474	130,379
ViaSat, Inc.*	2,115	116,579
Aruba Networks, Inc.*	5,297	114,309
InterDigital, Inc.	2,330	92,781
Total Wireless Equipment		1,081,349

APPLICATIONS SOFTWARE - 4.9%
Intuit, Inc.	4,322	378,824
Red Hat, Inc.*	4,102	230,327
Check Point Software Technologies Ltd.*	2,879	199,342
Dealertrack Technologies, Inc.*	2,600	112,866
Demandware, Inc.*	2,010	102,349
Total Applications Software		1,023,708

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUIT - 3.9%
QUALCOMM, Inc.	11,082	828,601

INTERNET CONTENT-INFO/NETWORK - 3.9%
LinkedIn Corp. — Class A*	1,856	385,658
YY, Inc. ADR*	2,373	177,714
Yelp, Inc. — Class A*	2,364	161,343
WebMD Health Corp. — Class A*	2,149	89,850
Total Internet Content-Info/Network		814,565

INTERNET SECURITY - 3.3%
Symantec Corp.	12,465	293,051
Qihoo 360 Technology Company Ltd. ADR*	3,199	215,837
VeriSign, Inc.*	3,564	196,448
Total Internet Security		705,336

TELECOMMUNICATION EQUIPMENTS - 3.1%
Juniper Networks, Inc.	10,592	234,613
Harris Corp.	2,890	191,896
ARRIS Group, Inc.*	5,119	145,149
ADTRAN, Inc.	3,702	76,002
Total Telecommunication Equipments		647,660

MULTIMEDIA - 2.8%
Time Warner, Inc.	7,846	590,098

WEB HOSTING/DESIGN - 2.5%
Equinix, Inc.*	1,279	271,762
Rackspace Hosting, Inc.*	5,422	176,486
Web.com Group, Inc.*	3,750	74,850
Total Web Hosting/Design		523,098

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
INTERNET FUND

	Shares	Value
INTERNET INFRASTRUCTURE SOFTWARE - 1.9%
F5 Networks, Inc.*	1,802	$213,969
TIBCO Software, Inc.*	7,966	188,237
Total Internet Infrastructure Software		402,206

ELECTRONIC COMPONENTS-SEMICONDUCTOR - 1.7%
Broadcom Corp. — Class A	8,922	360,627

COMPUTER SOFTWARE - 1.6%
Akamai Technologies, Inc.*	4,000	239,200
Cornerstone OnDemand, Inc.*	2,932	100,890
Total Computer Software		340,090

TELECOMMUNICATION EQUIPMENTS FIBER OPTICS - 1.5%
JDS Uniphase Corp.*	9,686	123,981
Ciena Corp.*	5,617	93,916
Finisar Corp.*	5,420	90,135
Total Telecommunication Equipments Fiber Optics		308,032

COMPUTERS-INTEGRATED SYSTEMS - 1.4%
Brocade Communications Systems, Inc.	15,243	165,692
Riverbed Technology, Inc.*	6,830	126,662
Total Computers-Integrated Systems		292,354

FINANCE-INVESTMENT BANKERS/BROKERS - 0.9%
E*TRADE Financial Corp.*	8,050	181,850

PRINTING-COMMERCIAL - 0.8%
Vistaprint N.V.*	3,270	179,163

COMPUTERS - 0.8%
BlackBerry Ltd.*	17,328	172,240

E-MARKETING/INFORMATION - 0.8%
Conversant, Inc.*	3,261	111,689
Rocket Fuel, Inc.*,1	3,660	57,828
Total E-Marketing/Information		169,517

COMMERCIAL SERVICES - 0.8%
CoStar Group, Inc.*	1,051	163,473

INTERNET INCUBATORS - 0.7%
HomeAway, Inc.*	4,007	142,249

COMPUTER SERVICES - 0.5%
j2 Global, Inc.	2,285	112,788

Total Common Stocks
(Cost $13,728,237)		21,063,010

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$59,578	59,578
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	24,536	24,536
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	24,536	24,536
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	24,536	24,536
Total Repurchase Agreements
(Cost $133,186)		133,186

SECURITIES LENDING COLLATERAL††,3 - 2.6%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	467,273	467,273
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	76,602	76,602
Total Securities Lending Collateral
(Cost $543,875)		543,875

Total Investments - 102.8%
(Cost $14,405,298)		$21,740,071
Other Assets & Liabilities, net - (2.8)%		(587,385)
Total Net Assets - 100.0%		$21,152,686

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6 .
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $601,939 of securities loaned (cost $13,728,237)	$21,063,010
Repurchase agreements, at value (cost $677,061)	677,061
Total investments (cost $14,405,298)	21,740,071
Segregated cash with broker	89,125
Receivables:
Fund shares sold	19,596
Dividends	9,062
Securities lending income	1,139
Foreign taxes reclaim	955
Total assets	21,859,948

Liabilities:
Payable for:
Upon return of securities loaned	633,000
Fund shares redeemed	33,628
Management fees	17,078
Transfer agent and administrative fees	5,023
Distribution and service fees	4,101
Portfolio accounting fees	2,009
Miscellaneous	12,423
Total liabilities	707,262
Net assets	$21,152,686

Net assets consist of:
Paid in capital	$15,924,147
Accumulated net investment loss	(105,257)
Accumulated net realized loss on investments	(2,000,977)
Net unrealized appreciation on investments	7,334,773
Net assets	$21,152,686

Investor Class:
Net assets	$13,433,841
Capital shares outstanding	172,599
Net asset value per share	$77.83

Advisor Class:
Net assets	$1,708,931
Capital shares outstanding	23,753
Net asset value per share	$71.95

A-Class:
Net assets	$2,924,896
Capital shares outstanding	39,594
Net asset value per share	$73.87
Maximum offering price per share (Net asset value divided by 95.25%)	$77.55

C-Class:
Net assets	$3,085,018
Capital shares outstanding	45,545
Net asset value per share	$67.74

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,320)	$92,942
Income from securities lending, net	9,915
Interest	6
Total investment income	102,863

Expenses:
Management fees	110,614
Transfer agent and administrative fees	32,534
Distribution and service fees:
Advisor Class	7,293
A-Class	6,274
C-Class	16,929
Portfolio accounting fees	13,013
Registration fees	15,010
Trustees' fees*	1,535
Custodian fees	1,516
Line of credit interest expense	247
Miscellaneous	3,155
Total expenses	208,120
Net investment loss	(105,257)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,143,758
Net realized gain	2,143,758
Net change in unrealized appreciation (depreciation) on:
Investments	(2,093,685)
Net change in unrealized appreciation (depreciation)	(2,093,685)
Net realized and unrealized gain	50,073
Net decrease in net assets resulting from operations	$(55,184)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(105,257)	$(368,149)
Net realized gain (loss) on investments	2,143,758	(1,599,042)
Net change in unrealized appreciation (depreciation) on investments	(2,093,685)	6,184,558
Net increase (decrease) in net assets resulting from operations	(55,184)	4,217,367

Distributions to shareholders from:
Net realized gains
Investor Class	—	(111,377)
Advisor Class	—	(17,627)
A-Class	—	(40,920)
C-Class	—	(15,187)
Total distributions to shareholders	—	(185,111)

Capital share transactions:
Proceeds from sale of shares
Investor Class	26,834,279	137,136,622
Advisor Class	50,238,609	71,839,042
A-Class	3,272,768	18,920,974
C-Class	7,889,544	18,712,886
Distributions reinvested
Investor Class	—	108,663
Advisor Class	—	17,580
A-Class	—	37,431
C-Class	—	14,695
Cost of shares redeemed
Investor Class	(39,975,220)	(119,310,474)
Advisor Class	(60,724,681)	(60,492,721)
A-Class	(12,670,366)	(8,526,665)
C-Class	(9,520,879)	(15,590,538)
Net increase (decrease) from capital share transactions	(34,655,946)	42,867,495
Net increase (decrease) in net assets	(34,711,130)	46,899,751

Net assets:
Beginning of period	55,863,816	8,964,065
End of period	$21,152,686	$55,863,816
Accumulated net investment loss at end of period	$(105,257)	$—

Capital share activity:
Shares sold
Investor Class	353,847	1,953,833
Advisor Class	729,201	1,024,297
A-Class	44,845	275,049
C-Class	120,351	314,443
Shares issued from reinvestment of distributions
Investor Class	—	1,528
Advisor Class	—	266
A-Class	—	554
C-Class	—	236
Shares redeemed
Investor Class	(538,728)	(1,708,029)
Advisor Class	(875,240)	(865,440)
A-Class	(181,452)	(121,953)
C-Class	(145,730)	(266,422)
Net increase (decrease) in shares	(492,906)	608,362

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$75.05	$55.46	$51.90	$52.28	$41.74	$26.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.62)	(.44)	(.51)	(.34)	(.38)
Net gain (loss) on investments (realized and unrealized)	3.00	20.53	5.26	.13	10.88	15.54
Total from investment operations	2.78	19.91	4.82	(.38)	10.54	15.16
Less distributions from:
Net realized gains	—	(.32)	(1.26)	—	—	—
Total distributions	—	(.32)	(1.26)	—	—	—
Net asset value, end of period	$77.83	$75.05	$55.46	$51.90	$52.28	$41.74

Total Return[c]	3.70%	35.93%	9.65%	(0.73%)	25.25%	57.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,434	$26,828	$6,109	$6,206	$20,589	$21,924
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.87%)	(0.87%)	(1.05%)	(0.69%)	(1.12%)
Total expenses	1.37%	1.37%	1.35%	1.36%	1.39%	1.37%
Portfolio turnover rate	193%	472%	442%	380%	291%	443%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$69.58	$51.70	$48.71	$49.31	$39.57	$25.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(1.07)	(.64)	(.71)	(.59)	(.58)
Net gain (loss) on investments (realized and unrealized)	2.72	19.27	4.89	.11	10.33	14.83
Total from investment operations	2.37	18.20	4.25	(.60)	9.74	14.25
Less distributions from:
Net realized gains	—	(.32)	(1.26)	—	—	—
Total distributions	—	(.32)	(1.26)	—	—	—
Net asset value, end of period	$71.95	$69.58	$51.70	$48.71	$49.31	$39.57

Total Return[c]	3.41%	35.23%	9.13%	(1.24%)	24.61%	56.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,709	$12	$552	$719	$2,124	$3,908
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(1.53%)	(1.36%)	(1.58%)	(1.32%)	(1.74%)
Total expenses	1.87%	1.87%	1.85%	1.86%	1.89%	1.88%
Portfolio turnover rate	193%	472%	442%	380%	291%	443%

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$71.32	$52.85	$49.63	$50.13	$40.12	$25.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.79)	(.52)	(.64)	(.46)	(.50)
Net gain (loss) on investments (realized and unrealized)	2.83	19.58	5.00	.14	10.47	15.00
Total from investment operations	2.55	18.79	4.48	(.50)	10.01	14.50
Less distributions from:
Net realized gains	—	(.32)	(1.26)	—	—	—
Total distributions	—	(.32)	(1.26)	—	—	—
Net asset value, end of period	$73.87	$71.32	$52.85	$49.63	$50.13	$40.12

Total Return[c]	3.58%	35.58%	9.41%	(1.00%)	24.95%	56.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,925	$12,566	$1,192	$828	$1,101	$2,989
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(1.12%)	(1.08%)	(1.39%)	(1.01%)	(1.44%)
Total expenses	1.61%	1.62%	1.60%	1.61%	1.64%	1.63%
Portfolio turnover rate	193%	472%	442%	380%	291%	443%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$65.64	$49.03	$46.50	$47.30	$38.17	$24.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.54)	(1.16)	(.85)	(.94)	(.83)	(.66)
Net gain (loss) on investments (realized and unrealized)	2.64	18.09	4.64	.14	9.96	14.27
Total from investment operations	2.10	16.93	3.79	(.80)	9.13	13.61
Less distributions from:
Net realized gains	—	(.32)	(1.26)	—	—	—
Total distributions	—	(.32)	(1.26)	—	—	—
Net asset value, end of period	$67.74	$65.64	$49.03	$46.50	$47.30	$38.17

Total Return[c]	3.20%	34.56%	8.55%	(1.69%)	23.92%	55.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,085	$4,655	$1,111	$643	$1,770	$1,057
Ratios to average net assets:
Net investment income (loss)	(1.63%)	(1.85%)	(1.91%)	(2.17%)	(1.92%)	(2.00%)
Total expenses	2.37%	2.37%	2.35%	2.36%	2.39%	2.38%
Portfolio turnover rate	193%	472%	442%	380%	291%	443%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

FUND PROFILE(Unaudited)	September 30, 2014

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Walt Disney Co.	3.8%
Comcast Corp. — Class A	3.5%
Philip Morris International, Inc.	3.5%
McDonald's Corp.	3.0%
Altria Group, Inc.	2.9%
Twenty-First Century Fox, Inc. — Class A	2.7%
Time Warner, Inc.	2.4%
Starbucks Corp.	2.3%
Las Vegas Sands Corp.	2.2%
DIRECTV	2.0%
Top Ten Total	28.3%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

RETAIL-RESTAURANTS - 16.7%
McDonald's Corp.	2,989	$283,386
Starbucks Corp.	2,918	220,192
Yum! Brands, Inc.	2,261	162,747
Chipotle Mexican Grill, Inc. — Class A*	199	132,651
Burger King Worldwide, Inc.1	3,080	91,353
Darden Restaurants, Inc.	1,473	75,801
Dunkin' Brands Group, Inc.	1,390	62,300
Panera Bread Co. — Class A*	378	61,508
Domino's Pizza, Inc.	780	60,029
Brinker International, Inc.	1,030	52,314
Wendy's Co.	6,080	50,221
Jack in the Box, Inc.	730	49,779
Buffalo Wild Wings, Inc.*	347	46,592
Cracker Barrel Old Country Store, Inc.	450	46,436
Bloomin' Brands, Inc.*	2,480	45,483
Cheesecake Factory, Inc.	964	43,862
Texas Roadhouse, Inc. — Class A	1,500	41,760
El Pollo Loco Holdings, Inc.*	950	34,115
Bob Evans Farms, Inc.	660	31,244
Total Retail-Restaurants		1,591,773

CABLE/SATELLITE TV - 12.8%
Comcast Corp. — Class A	6,223	334,672
DIRECTV*	2,212	191,381
Time Warner Cable, Inc.	1,242	178,215
DISH Network Corp. — Class A*	2,416	156,025
Charter Communications, Inc. — Class A*	750	113,528
Liberty Global plc*	2,289	93,883
Liberty Global plc — Class A*	2,079	88,441
Cablevision Systems Corp. — Class A	3,458	60,550
Total Cable/Satellite TV		1,216,695

MULTIMEDIA - 12.3%
Walt Disney Co.	4,014	357,367
Twenty-First Century Fox, Inc. — Class A	7,350	252,032
Time Warner, Inc.	3,082	231,797
Viacom, Inc. — Class B	2,128	163,728
Thomson Reuters Corp.	4,344	158,165
Total Multimedia		1,163,089

TOBACCO - 10.0%
Philip Morris International, Inc.	3,946	329,097
Altria Group, Inc.	6,059	278,350
Reynolds American, Inc.	2,825	166,675
Lorillard, Inc.	2,272	136,116
Vector Group Ltd.	1,983	43,983
Total Tobacco		954,221

CASINO HOTELS - 6.3%
Las Vegas Sands Corp.	3,317	206,350
Wynn Resorts Ltd.	691	129,272
Melco Crown Entertainment Ltd. ADR	3,823	100,507
MGM Resorts International*	4,370	99,549
Caesars Entertainment Corp.*,1	3,010	37,866
Boyd Gaming Corp.*	2,990	30,378
Total Casino Hotels		603,922

HOTELS & MOTELS - 5.1%
Hilton Worldwide Holdings, Inc.*	5,730	141,129
Marriott International, Inc. — Class A	1,843	128,826
Starwood Hotels & Resorts Worldwide, Inc.	1,396	116,161
Wyndham Worldwide Corp.	1,145	93,043
Total Hotels & Motels		479,159

BROADCAST SERVICES/PROGRAM - 4.2%
Scripps Networks Interactive, Inc. — Class A	1,240	96,832
Discovery Communications, Inc. — Class A*	1,890	71,442
Discovery Communications, Inc. — Class C*	1,900	70,831
Grupo Televisa SAB ADR	2,070	70,132
Starz — Class A*	1,747	57,791
Nexstar Broadcasting Group, Inc. — Class A	780	31,528
Total Broadcast Services/Program		398,556

TELEVISION - 3.9%
CBS Corp. — Class B	2,825	151,138
AMC Networks, Inc. — Class A*	1,010	59,004
Liberty Media Corp. — Class A*	1,220	57,560
Liberty Media Corp. — Class C*	1,210	56,858
Sinclair Broadcast Group, Inc. — Class A	1,760	45,918
Total Television		370,478

CRUISE LINES - 3.7%
Carnival Corp.	4,054	162,850
Royal Caribbean Cruises Ltd.	1,662	111,836
Norwegian Cruise Line Holdings Ltd.*	2,170	78,163
Total Cruise Lines		352,849

BEVERAGES-WINE/SPIRITS - 3.3%
Brown-Forman Corp. — Class B	1,393	125,676
Constellation Brands, Inc. — Class A*	1,361	118,625
Diageo plc ADR	590	68,086
Total Beverages-Wine/Spirits		312,387

ENTERTAINMENT SOFTWARE - 2.9%
Activision Blizzard, Inc.	5,581	116,029
Electronic Arts, Inc.*	2,740	97,571
Take-Two Interactive Software, Inc.*	1,779	41,042
Glu Mobile, Inc.*	3,970	20,525
Total Entertainment Software		275,167

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
LEISURE FUND

	Shares	Value
BREWERY - 2.8%
Molson Coors Brewing Co. — Class B	1,386	$103,174
AMBEV S.A. ADR	12,600	82,530
Anheuser-Busch InBev N.V. ADR	693	76,819
Total Brewery		262,523

PUBLISHING-NEWSPAPERS - 2.1%
News Corp. — Class A*	5,383	88,012

TOYS - 1.8%
Mattel, Inc.	2,919	89,467
Hasbro, Inc.	1,422	78,203
Total Toys		167,670

RESORTS/THEME PARKS - 1.5%
Six Flags Entertainment Corp.	1,560	53,648
Vail Resorts, Inc.	590	51,188
SeaWorld Entertainment, Inc.	1,950	37,499
Total Resorts/Theme Parks		142,335

CASINO SERVICES - 1.2%
International Game Technology	3,538	59,686
Bally Technologies, Inc.*	637	51,406
Total Casino Services		111,092

MOTION PICTURES & SERVICES - 1.2%
Lions Gate Entertainment Corp.	1,857	61,225
DreamWorks Animation SKG, Inc. — Class A*	1,760	47,995
Total Motion Pictures & Services		109,220

THEATERS - 1.1%
Cinemark Holdings, Inc.	1,686	57,391
Regal Entertainment Group — Class A	2,570	51,092
Total Theaters		108,483

MOTORCYCLE/MOTOR SCOOTER - 1.1%
Harley-Davidson, Inc.	1,757	102,257

RECREATIONAL VEHICLES - 1.0%
Polaris Industries, Inc.	615	92,121

PROFESSIONAL SPORTS - 0.7%
Madison Square Garden Co. — Class A*	1,000	66,120

COMMERCIAL SERVICES - 0.7%
Live Nation Entertainment, Inc.*	2,620	62,932

LEISURE & RECREATION PRODUCTS - 0.6%
Brunswick Corp.	1,334	56,215

AUTO-CARS/LIGHT TRUCKS - 0.6%
Kandi Technologies Group, Inc.*	4,150	53,909

PUBLISHING-PERIODICALS - 0.5%
Time, Inc.*	1,970	46,157

RECREATIONAL CENTERS - 0.4%
Life Time Fitness, Inc.*	819	41,310

INTERNET APPLICATION SOFTWARE - 0.4%
Zynga, Inc. — Class A*	15,000	40,500

GAMBLING (NON-HOTEL) - 0.4%
Pinnacle Entertainment, Inc.*	1,390	34,875

FIREARMS & AMMUNITION - 0.3%
Sturm Ruger & Company, Inc.1	600	29,214

Total Common Stocks
(Cost $5,166,892)		9,442,543

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$29,648	29,648
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	12,211	12,211
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	12,211	12,211
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	12,211	12,211
Total Repurchase Agreements
(Cost $66,281)		66,281

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
LEISURE FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$79,761	$79,761
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	13,076	13,076
Total Securities Lending Collateral
(Cost $92,837)		92,837

Total Investments - 101.3%
(Cost $5,326,010)		$9,601,661
Other Assets & Liabilities, net - (1.3)%		(124,071)
Total Net Assets - 100.0%		$9,477,590

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $103,761 of securities loaned (cost $5,166,892)	$9,442,543
Repurchase agreements, at value (cost $159,118)	159,118
Total investments (cost $5,326,010)	9,601,661
Segregated cash with broker	15,213
Receivables:
Dividends	30,501
Fund shares sold	19,542
Securities lending income	768
Foreign taxes reclaim	472
Total assets	9,668,157

Liabilities:
Payable for:
Upon return of securities loaned	108,050
Fund shares redeemed	54,258
Management fees	10,549
Transfer agent and administrative fees	3,103
Distribution and service fees	1,953
Portfolio accounting fees	1,241
Miscellaneous	11,413
Total liabilities	190,567
Net assets	$9,477,590

Net assets consist of:
Paid in capital	$2,047,645
Undistributed net investment income	123,310
Accumulated net realized gain on investments	3,030,984
Net unrealized appreciation on investments	4,275,651
Net assets	$9,477,590

Investor Class:
Net assets	$5,100,322
Capital shares outstanding	89,517
Net asset value per share	$56.98

Advisor Class:
Net assets	$1,278,037
Capital shares outstanding	24,456
Net asset value per share	$52.26

A-Class:
Net assets	$1,980,004
Capital shares outstanding	37,019
Net asset value per share	$53.49
Maximum offering price per share (Net asset value divided by 95.25%)	$56.16

C-Class:
Net assets	$1,119,227
Capital shares outstanding	22,457
Net asset value per share	$49.84

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,261)	$211,720
Income from securities lending, net	2,141
Interest	8
Total investment income	213,869

Expenses:
Management fees	106,976
Transfer agent and administrative fees	31,463
Distribution and service fees:
Advisor Class	4,335
A-Class	2,894
C-Class	6,173
Portfolio accounting fees	12,585
Registration fees	12,072
Custodian fees	1,468
Trustees' fees*	1,224
Tax expense	85
Line of credit interest expense	84
Miscellaneous	5,846
Total expenses	185,205
Net investment income	28,664

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,738,416
Net realized gain	5,738,416
Net change in unrealized appreciation (depreciation) on:
Investments	(5,147,805)
Net change in unrealized appreciation (depreciation)	(5,147,805)
Net realized and unrealized gain	590,611
Net increase in net assets resulting from operations	$619,275

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$28,664	$94,646
Net realized gain on investments	5,738,416	3,028,207
Net change in unrealized appreciation (depreciation) on investments	(5,147,805)	2,702,964
Net increase in net assets resulting from operations	619,275	5,825,817

Distributions to shareholders from:
Net investment income
Investor Class	—	(167,161)
Advisor Class	—	(17,486)
A-Class	—	(8,764)
C-Class	—	(6,684)
Total distributions to shareholders	—	(200,095)

Capital share transactions:
Proceeds from sale of shares
Investor Class	5,098,315	71,016,096
Advisor Class	33,940,697	18,567,120
A-Class	6,002,248	6,654,372
C-Class	2,427,454	1,632,199
Distributions reinvested
Investor Class	—	166,413
Advisor Class	—	17,418
A-Class	—	8,624
C-Class	—	6,192
Cost of shares redeemed
Investor Class	(24,797,680)	(73,669,092)
Advisor Class	(35,714,101)	(17,145,281)
A-Class	(5,806,247)	(6,623,023)
C-Class	(2,784,060)	(1,347,238)
Net decrease from capital share transactions	(21,633,374)	(716,200)
Net increase (decrease) in net assets	(21,014,099)	4,909,522

Net assets:
Beginning of period	30,491,689	25,582,167
End of period	$9,477,590	$30,491,689
Undistributed net investment income at end of period	$123,310	$94,646

Capital share activity:
Shares sold
Investor Class	89,604	1,384,928
Advisor Class	649,147	385,324
A-Class	110,858	134,495
C-Class	48,783	36,131
Shares issued from reinvestment of distributions
Investor Class	—	3,093
Advisor Class	—	351
A-Class	—	170
C-Class	—	130
Shares redeemed
Investor Class	(432,593)	(1,445,332)
Advisor Class	(685,393)	(354,839)
A-Class	(107,736)	(134,028)
C-Class	(56,082)	(29,738)
Net decrease in shares	(383,412)	(19,315)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$55.81	$44.93	$36.94	$33.50	$27.48	$15.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.20	.36	.17	(.02)	.03
Net gain (loss) on investments (realized and unrealized)	1.07	10.95	7.66	3.27	6.04	12.05
Total from investment operations	1.17	11.15	8.02	3.44	6.02	12.08
Less distributions from:
Net investment income	—	(.27)	(.03)	—	—	—
Total distributions	—	(.27)	(.03)	—	—	—
Net asset value, end of period	$56.98	$55.81	$44.93	$36.94	$33.50	$27.48

Total Return[c]	2.10%	24.83%	21.74%	10.27%	21.91%	78.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,100	$24,139	$22,005	$12,687	$2,141	$13,186
Ratios to average net assets:
Net investment income (loss)	0.35%	0.34%	0.92%	0.49%	(0.07%)	0.13%
Total expenses	1.36%	1.37%	1.35%	1.35%	1.39%	1.37%
Portfolio turnover rate	164%	265%	517%	797%	963%	943%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$51.31	$41.54	$34.33	$31.29	$25.81	$14.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.11)	.29	(.01)	(.16)	(.11)
Net gain (loss) on investments (realized and unrealized)	.97	10.15	6.95	3.05	5.64	11.39
Total from investment operations	.95	10.04	7.24	3.04	5.48	11.28
Less distributions from:
Net investment income	—	(.27)	(.03)	—	—	—
Total distributions	—	(.27)	(.03)	—	—	—
Net asset value, end of period	$52.26	$51.31	$41.54	$34.33	$31.29	$25.81

Total Return[c]	1.85%	24.18%	21.12%	9.72%	21.23%	77.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,278	$3,115	$1,241	$1,379	$582	$1,111
Ratios to average net assets:
Net investment income (loss)	(0.07%)	(0.23%)	0.80%	(0.03%)	(0.61%)	(0.56%)
Total expenses	1.87%	1.87%	1.85%	1.86%	1.89%	1.88%
Portfolio turnover rate	164%	265%	517%	797%	963%	943%

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$52.46	$42.35	$34.91	$31.75	$26.13	$14.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.04	.29	.07	(.05)	.17
Net gain (loss) on investments (realized and unrealized)	1.06	10.34	7.18	3.09	5.67	11.29
Total from investment operations	1.03	10.38	7.47	3.16	5.62	11.46
Less distributions from:
Net investment income	—	(.27)	(.03)	—	—	—
Total distributions	—	(.27)	(.03)	—	—	—
Net asset value, end of period	$53.49	$52.46	$42.35	$34.91	$31.75	$26.13

Total Return[c]	1.96%	24.53%	21.42%	9.95%	21.51%	78.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,980	$1,778	$1,409	$448	$1,157	$489
Ratios to average net assets:
Net investment income (loss)	(0.10%)	0.09%	0.80%	0.23%	(0.18%)	0.74%
Total expenses	1.62%	1.62%	1.60%	1.60%	1.63%	1.63%
Portfolio turnover rate	164%	265%	517%	797%	963%	943%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$49.07	$39.92	$33.16	$30.36	$25.19	$14.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.27)	.01	(.15)	(.30)	(.22)
Net gain (loss) on investments (realized and unrealized)	.94	9.69	6.78	2.95	5.47	11.15
Total from investment operations	.77	9.42	6.79	2.80	5.17	10.93
Less distributions from:
Net investment income	—	(.27)	(.03)	—	—	—
Total distributions	—	(.27)	(.03)	—	—	—
Net asset value, end of period	$49.84	$49.07	$39.92	$33.16	$30.36	$25.19

Total Return[c]	1.57%	23.61%	20.54%	9.19%	20.52%	76.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,119	$1,460	$928	$1,345	$828	$929
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.59%)	0.03%	(0.50%)	(1.13%)	(1.01%)
Total expenses	2.37%	2.37%	2.35%	2.35%	2.39%	2.38%
Portfolio turnover rate	164%	265%	517%	797%	963%	943%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	September 30, 2014

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services ("Precious Metals Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan, Inc.	8.7%
Newmont Mining Corp.	6.2%
Barrick Gold Corp.	6.2%
Goldcorp, Inc.	5.5%
Silver Wheaton Corp.	4.4%
Agnico Eagle Mines Ltd.	3.7%
Southern Copper Corp.	3.5%
Yamana Gold, Inc.	3.4%
Royal Gold, Inc.	3.3%
Randgold Resources Ltd. ADR	3.2%
Top Ten Total	48.1%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 97.2%

GOLD MINING - 64.0%
Newmont Mining Corp.	146,431	$3,375,234
Barrick Gold Corp.	228,259	3,346,277
Goldcorp, Inc.	127,953	2,946,758
Agnico Eagle Mines Ltd.	68,504	1,988,671
Yamana Gold, Inc.	306,904	1,841,424
Royal Gold, Inc.	27,351	1,776,174
Randgold Resources Ltd. ADR	25,701	1,737,131
AngloGold Ashanti Ltd. ADR	133,867	1,606,404
Kinross Gold Corp.*	467,184	1,541,707
Franco-Nevada Corp.	28,901	1,412,681
Eldorado Gold Corp.	198,116	1,335,302
Cia de Minas Buenaventura S.A.A. ADR	99,781	1,155,464
IAMGOLD Corp.*	402,390	1,110,596
Gold Fields Ltd. ADR	274,902	1,072,118
New Gold, Inc.*	191,225	965,686
Allied Nevada Gold Corp.*,1	275,486	911,859
Sibanye Gold Ltd. ADR	92,895	787,750
AuRico Gold, Inc.	199,660	696,813
McEwen Mining, Inc.*,1	324,413	635,849
Harmony Gold Mining Company Ltd. ADR	293,717	634,429
Novagold Resources, Inc.*	193,203	585,405
B2Gold Corp.*,1	282,117	572,698
Seabridge Gold, Inc.*,1	70,226	564,617
Sandstorm Gold Ltd.*	124,195	534,039
Gold Resource Corp.1	92,253	472,335
Alamos Gold, Inc.	58,804	468,080
Pretium Resources, Inc.*,1	71,150	369,980
Total Gold Mining		34,445,481

SILVER MINING - 13.0%
Silver Wheaton Corp.	118,905	2,369,777
Hecla Mining Co.	409,902	1,016,557
Pan American Silver Corp.	89,947	987,618
Silver Standard Resources, Inc.*,1	143,182	873,410
First Majestic Silver Corp.*	103,096	804,149
Endeavour Silver Corp.*	143,766	628,257
Silvercorp Metals, Inc.1	222,481	353,745
Total Silver Mining		7,033,513

METAL-COPPER - 12.2%
Freeport-McMoRan, Inc.	143,347	4,680,280
Southern Copper Corp.	63,671	1,887,845
Total Metal-Copper		6,568,125

PRECIOUS METALS - 3.2%
Coeur Mining, Inc.*	154,411	765,879
Primero Mining Corp.*	110,825	537,501
Tahoe Resources, Inc.*	21,728	441,078
Total Precious Metals		1,744,458

PLATINUM - 2.8%
Stillwater Mining Co.*	99,712	1,498,671

METAL PROCESSORS & FABRICATIONS - 1.1%
RTI International Metals, Inc.*	24,690	608,855

DIAMONDS/PRECIOUS STONES - 0.9%
Dominion Diamond Corp.*	35,302	502,700

Total Common Stocks
(Cost $35,887,202)		52,401,803

EXCHANGE-TRADED FUNDS - 2.0%
Market Vectors Junior Gold Miners ETF	31,564	1,061,182
Total Exchange-Traded Funds
(Cost $1,099,482)		1,061,182

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.1%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$276,149	276,149
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	113,726	113,726
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	113,726	113,726
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	113,726	113,726
Total Repurchase Agreements
(Cost $617,327)		617,327

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
PRECIOUS METALS FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 4.9%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$2,252,138	$2,252,138
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	369,203	369,203
Total Securities Lending Collateral
(Cost $2,621,341)		2,621,341

Total Investments - 105.2%
(Cost $40,225,352)		$56,701,653
Other Assets & Liabilities, net - (5.2)%		(2,781,387)
Total Net Assets - 100.0%		$53,920,266

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $2,769,297 of securities loaned (cost $36,986,684)	$53,462,985
Repurchase agreements, at value (cost $3,238,668)	3,238,668
Total investments (cost $40,225,352)	56,701,653
Segregated cash with broker	429,559
Receivables:
Securities sold	1,270,237
Fund shares sold	160,034
Dividends	11,074
Securities lending income	10,466
Total assets	58,583,023

Liabilities:
Payable for:
Upon return of securities loaned	3,050,900
Fund shares redeemed	1,513,342
Management fees	37,557
Transfer agent and administrative fees	12,519
Distribution and service fees	10,806
Portfolio accounting fees	5,007
Miscellaneous	32,626
Total liabilities	4,662,757
Net assets	$53,920,266

Net assets consist of:
Paid in capital	$86,412,313
Undistributed net investment income	644,715
Accumulated net realized loss on investments	(49,613,057)
Net unrealized appreciation on investments	16,476,295
Net assets	$53,920,266

Investor Class:
Net assets	$37,345,928
Capital shares outstanding	1,162,333
Net asset value per share	$32.13

Advisor Class:
Net assets	$2,924,598
Capital shares outstanding	96,283
Net asset value per share	$30.38

A-Class:
Net assets	$5,365,151
Capital shares outstanding	172,177
Net asset value per share	$31.16
Maximum offering price per share (Net asset value divided by 95.25%)	$32.71

C-Class:
Net assets	$8,284,589
Capital shares outstanding	295,852
Net asset value per share	$28.00

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $28,117)	$346,982
Income from securities lending, net	52,130
Interest	23
Total investment income	399,135

Expenses:
Management fees	252,836
Transfer agent and administrative fees	84,279
Distribution and service fees:
Advisor Class	10,826
A-Class	8,567
C-Class	49,959
Portfolio accounting fees	33,711
Registration fees	28,750
Custodian fees	3,935
Trustees' fees*	2,930
Line of credit interest expense	144
Miscellaneous	19,894
Total expenses	495,831
Net investment loss	(96,696)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(593,014)
Foreign currency	(3)
Net realized loss	(593,017)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,484,986)
Foreign currency	(1)
Net change in unrealized appreciation (depreciation)	(6,484,987)
Net realized and unrealized loss	(7,078,004)
Net decrease in net assets resulting from operations	$(7,174,700)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(96,696)	$531,727
Net realized loss on investments	(593,017)	(21,811,865)
Net change in unrealized appreciation (depreciation) on investments	(6,484,987)	(18,958,806)
Net decrease in net assets resulting from operations	(7,174,700)	(40,238,944)

Distributions to shareholders from:
Net investment income
Investor Class	—	(214,700)
Advisor Class	—	(17,921)
A-Class	—	(18,796)
C-Class	—	(51,914)
Total distributions to shareholders	—	(303,331)

Capital share transactions:
Proceeds from sale of shares
Investor Class	120,779,487	338,664,021
Advisor Class	34,155,074	73,664,880
A-Class	13,610,462	8,057,501
C-Class	10,652,956	25,324,298
Distributions reinvested
Investor Class	—	205,735
Advisor Class	—	17,782
A-Class	—	15,489
C-Class	—	49,648
Cost of shares redeemed
Investor Class	(121,616,363)	(336,034,319)
Advisor Class	(34,827,802)	(71,421,958)
A-Class	(12,443,025)	(6,716,766)
C-Class	(10,555,074)	(29,074,122)
Net increase (decrease) from capital share transactions	(244,285)	2,752,189
Net decrease in net assets	(7,418,985)	(37,790,086)

Net assets:
Beginning of period	61,339,251	99,129,337
End of period	$53,920,266	$61,339,251
Undistributed net investment income at end of period	$644,715	$741,411

Capital share activity:
Shares sold
Investor Class	3,208,332	8,791,258
Advisor Class	970,214	2,073,315
A-Class	370,249	216,466
C-Class	323,997	747,420
Shares issued from reinvestment of distributions
Investor Class	—	6,301
Advisor Class	—	574
A-Class	—	488
C-Class	—	1,730
Shares redeemed
Investor Class	(3,243,436)	(8,982,178)
Advisor Class	(992,122)	(2,019,696)
A-Class	(348,734)	(185,372)
C-Class	(323,292)	(860,994)
Net decrease in shares	(34,792)	(210,688)

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$35.78	$51.65	$65.73	$86.74	$61.73	$46.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.36	.34	(.02)	(.28)	(.44)
Net gain (loss) on investments (realized and unrealized)	(3.64)	(16.06)	(12.12)	(20.70)	25.32	15.96
Total from investment operations	(3.65)	(15.70)	(11.78)	(20.72)	25.04	15.52
Less distributions from:
Net investment income	—	(.17)	(.10)	(.29)	(.03)	—
Net realized gains	—	—	(2.20)	—	—	(.08)
Return of capital	—	—	—	—	—	(.07)
Total distributions	—	(.17)	(2.30)	(.29)	(.03)	(.15)
Net asset value, end of period	$32.13	$35.78	$51.65	$65.73	$86.74	$61.73

Total Return[c]	(10.20%)	(30.37%)	(18.60%)	(23.91%)	40.57%	33.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,346	$42,846	$71,386	$79,637	$141,798	$113,546
Ratios to average net assets:
Net investment income (loss)	(0.07%)	0.96%	0.55%	(0.03%)	(0.37%)	(0.76%)
Total expenses[d]	1.26%	1.27%	1.25%	1.26%	1.28%	1.28%
Portfolio turnover rate	170%	348%	206%	235%	322%	383%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$33.92	$49.20	$63.02	$83.59	$59.79	$45.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	.12	(.02)	(.44)	(.61)	(.79)
Net gain (loss) on investments (realized and unrealized)	(3.45)	(15.23)	(11.50)	(19.84)	24.44	15.61
Total from investment operations	(3.54)	(15.11)	(11.52)	(20.28)	23.83	14.82
Less distributions from:
Net investment income	—	(.17)	(.10)	(.29)	(.03)	—
Net realized gains	—	—	(2.20)	—	—	(.08)
Return of capital	—	—	—	—	—	(.07)
Total distributions	—	(.17)	(2.30)	(.29)	(.03)	(.15)
Net asset value, end of period	$30.38	$33.92	$49.20	$63.02	$83.59	$59.79

Total Return[c]	(10.41%)	(30.71%)	(18.99%)	(24.29%)	39.87%	32.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,925	$4,009	$3,148	$9,610	$30,418	$18,677
Ratios to average net assets:
Net investment income (loss)	(0.53%)	0.34%	(0.04%)	(0.59%)	(0.86%)	(1.35%)
Total expenses[d]	1.77%	1.77%	1.75%	1.76%	1.78%	1.77%
Portfolio turnover rate	170%	348%	206%	235%	322%	383%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$34.75	$50.28	$64.21	$84.97	$60.63	$45.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	.16	.21	(.22)	(.45)	(.59)
Net gain (loss) on investments (realized and unrealized)	(3.52)	(15.52)	(11.84)	(20.25)	24.82	15.73
Total from investment operations	(3.59)	(15.36)	(11.63)	(20.47)	24.37	15.14
Less distributions from:
Net investment income	—	(.17)	(.10)	(.29)	(.03)	—
Net realized gains	—	—	(2.20)	—	—	(.08)
Return of capital	—	—	—	—	—	(.07)
Total distributions	—	(.17)	(2.30)	(.29)	(.03)	(.15)
Net asset value, end of period	$31.16	$34.75	$50.28	$64.21	$84.97	$60.63

Total Return[c]	(10.33%)	(30.52%)	(18.80%)	(24.13%)	40.21%	33.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,365	$5,235	$5,988	$6,412	$14,919	$8,422
Ratios to average net assets:
Net investment income (loss)	(0.35%)	0.45%	0.35%	(0.30%)	(0.63%)	(1.04%)
Total expenses[d]	1.52%	1.52%	1.50%	1.51%	1.53%	1.52%
Portfolio turnover rate	170%	348%	206%	235%	322%	383%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$31.34	$45.72	$59.02	$78.70	$56.58	$42.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.07)	(.23)	(.72)	(.94)	(.97)
Net gain (loss) on investments (realized and unrealized)	(3.16)	(14.14)	(10.77)	(18.67)	23.09	14.78
Total from investment operations	(3.34)	(14.21)	(11.00)	(19.39)	22.15	13.81
Less distributions from:
Net investment income	—	(.17)	(.10)	(.29)	(.03)	—
Net realized gains	—	—	(2.20)	—	—	(.08)
Return of capital	—	—	—	—	—	(.07)
Total distributions	—	(.17)	(2.30)	(.29)	(.03)	(.15)
Net asset value, end of period	$28.00	$31.34	$45.72	$59.02	$78.70	$56.58

Total Return[c]	(10.66%)	(31.05%)	(19.39%)	(24.68%)	39.18%	32.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,285	$9,250	$18,608	$26,533	$39,650	$23,483
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(0.22%)	(0.42%)	(1.04%)	(1.37%)	(1.81%)
Total expenses[d]	2.27%	2.27%	2.25%	2.26%	2.28%	2.28%
Portfolio turnover rate	170%	348%	206%	235%	322%	383%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE(Unaudited)	September 30, 2014

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.3%
American Tower Corp. — Class A	2.0%
Public Storage	1.8%
Crown Castle International Corp.	1.7%
Equity Residential	1.6%
General Growth Properties, Inc.	1.5%
Health Care REIT, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Prologis, Inc.	1.4%
Ventas, Inc.	1.4%
Top Ten Total	16.5%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 100.9%

REITs - 90.1%
REITs-DIVERSIFIED - 17.1%
American Tower Corp. — Class A	5,952	$557,285
Crown Castle International Corp.	5,940	478,347
Vornado Realty Trust	3,911	390,943
Weyerhaeuser Co.	11,729	373,686
Digital Realty Trust, Inc.	4,288	267,485
Plum Creek Timber Company, Inc.	6,100	237,961
Duke Realty Corp.	12,681	217,860
Liberty Property Trust	5,896	196,101
Rayonier, Inc.	5,768	179,616
Corrections Corporation of America	5,207	178,913
Retail Properties of America, Inc. — Class A	11,496	168,186
Geo Group, Inc.	4,030	154,027
EPR Properties	2,889	146,415
Cousins Properties, Inc.	12,180	145,551
Lexington Realty Trust	13,683	133,957
PS Business Parks, Inc.	1,700	129,438
DuPont Fabros Technology, Inc.	4,579	123,816
National Health Investors, Inc.	2,160	123,422
Washington Real Estate Investment Trust	4,620	117,256
Potlatch Corp.	2,879	115,765
New Residential Investment Corp.	19,510	113,743
American Assets Trust, Inc.	3,280	108,142
STAG Industrial, Inc.	5,020	103,964
Total REITs-Diversified		4,761,879

REITs-OFFICE PROPERTY - 12.0%
Boston Properties, Inc.	3,286	380,386
American Realty Capital Properties, Inc.	24,912	300,439
SL Green Realty Corp.	2,786	282,278
Alexandria Real Estate Equities, Inc.	2,831	208,786
Kilroy Realty Corp.	3,406	202,453
BioMed Realty Trust, Inc.	8,958	180,952
Douglas Emmett, Inc.	6,826	175,223
Equity Commonwealth*	6,572	168,966
Highwoods Properties, Inc.	4,310	167,659
Columbia Property Trust, Inc.	6,610	157,781
Piedmont Office Realty Trust, Inc. — Class A	8,406	148,282
Brandywine Realty Trust	10,114	142,304
Corporate Office Properties Trust	5,284	135,904
Parkway Properties, Inc.	6,536	122,746
Hudson Pacific Properties, Inc.	4,770	117,628
New York REIT, Inc.	11,440	117,603
Mack-Cali Realty Corp.	6,141	117,355
Government Properties Income Trust	5,105	111,851
Empire State Realty Trust, Inc. — Class A	7,350	110,397
Total REITs-Office Property		3,348,993

REITs-APARTMENTS - 10.7%
Equity Residential	7,050	434,139
AvalonBay Communities, Inc.	2,825	398,240
Essex Property Trust, Inc.	1,710	305,663
UDR, Inc.	8,748	238,383
Camden Property Trust	3,260	223,408
Mid-America Apartment Communities, Inc.	3,074	201,808
Apartment Investment & Management Co. — Class A	6,124	194,866
American Campus Communities, Inc.	4,903	178,714
American Homes 4 Rent — Class A	10,143	171,315
Home Properties, Inc.	2,839	165,343
Post Properties, Inc.	2,985	153,250
Education Realty Trust, Inc.	10,503	107,971
Starwood Waypoint Residential Trust	3,572	92,908
Associated Estates Realty Corp.	5,220	91,402
Total REITs-Apartments		2,957,410

REITs-MORTGAGE - 9.1%
Annaly Capital Management, Inc.	26,572	283,789
American Capital Agency Corp.	11,583	246,139
Starwood Property Trust, Inc.	9,077	199,331
NorthStar Realty Finance Corp.	11,058	195,395
Two Harbors Investment Corp.	17,530	169,515
MFA Financial, Inc.	19,551	152,107
Colony Financial, Inc.	6,340	141,889
Newcastle Investment Corp.	9,840	124,771
Invesco Mortgage Capital, Inc.	7,874	123,779
Hatteras Financial Corp.	6,547	117,584
PennyMac Mortgage Investment Trust	5,391	115,529
Redwood Trust, Inc.	6,330	104,951
Blackstone Mortgage Trust, Inc. — Class A	3,860	104,606
CYS Investments, Inc.	12,346	101,731
Capstead Mortgage Corp.	7,895	96,635
iStar Financial, Inc.*	7,070	95,445
American Capital Mortgage Investment Corp.	4,640	87,325
Western Asset Mortgage Capital Corp.	4,810	71,092
Total REITs-Mortgage		2,531,613

REITs-HEALTH CARE - 8.3%
Health Care REIT, Inc.	6,394	398,793
Ventas, Inc.	6,329	392,082
HCP, Inc.	9,825	390,151
Omega Healthcare Investors, Inc.	5,498	187,977
Senior Housing Properties Trust	8,935	186,920
Healthcare Trust of America, Inc. — Class A	12,911	149,768
Healthcare Realty Trust, Inc.	5,873	139,073
Medical Properties Trust, Inc.	10,659	130,679
American Realty Capital Healthcare Trust, Inc.	11,640	121,987
LTC Properties, Inc.	2,770	102,185
Sabra Health Care REIT, Inc.	3,940	95,821
Total REITs-Health Care		2,295,436

REITs-REGIONAL MALLS - 7.7%
Simon Property Group, Inc.	3,951	649,623
General Growth Properties, Inc.	17,564	413,632
Macerich Co.	4,250	271,278

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
REAL ESTATE FUND

	Shares	Value
Taubman Centers, Inc.	2,653	$193,669
Tanger Factory Outlet Centers, Inc.	4,876	159,543
CBL & Associates Properties, Inc.	8,602	153,976
Glimcher Realty Trust	8,413	113,912
Pennsylvania Real Estate Investment Trust	5,179	103,269
Rouse Properties, Inc.	5,100	82,467
Total REITs-Regional Malls		2,141,369

REITs-SHOPPING CENTERS - 7.2%
Kimco Realty Corp.	12,446	272,691
Federal Realty Investment Trust	2,165	256,466
DDR Corp.	13,497	225,805
Brixmor Property Group, Inc.	9,550	212,583
Regency Centers Corp.	3,745	201,593
Weingarten Realty Investors	5,633	177,440
Washington Prime Group, Inc.	9,300	162,564
Equity One, Inc.	6,843	148,014
Kite Realty Group Trust	5,290	128,230
Acadia Realty Trust	4,210	116,112
Retail Opportunity Investments Corp.	7,180	105,546
Total REITs-Shopping Centers		2,007,044

REITs-HOTELS - 7.0%
Host Hotels & Resorts, Inc.	17,006	362,737
Hospitality Properties Trust	6,653	178,633
RLJ Lodging Trust	6,140	174,806
LaSalle Hotel Properties	4,896	167,639
Strategic Hotels & Resorts, Inc.*	13,398	156,087
Sunstone Hotel Investors, Inc.	11,061	152,863
Ryman Hospitality Properties, Inc.	3,020	142,846
DiamondRock Hospitality Co.	11,113	140,913
Pebblebrook Hotel Trust	3,750	140,025
Chesapeake Lodging Trust	3,950	115,143
Hersha Hospitality Trust	15,893	101,238
FelCor Lodging Trust, Inc.	10,383	97,185
Total REITs-Hotels		1,930,115

REITs-WAREHOUSE/INDUSTRIES - 3.6%
Prologis, Inc.	10,509	396,189
DCT Industrial Trust, Inc.	19,349	145,311
First Industrial Realty Trust, Inc.	7,636	129,125
EastGroup Properties, Inc.	2,100	127,239
Chambers Street Properties	16,158	121,670
CyrusOne, Inc.	3,670	88,227
Total REITs-Warehouse/Industries		1,007,761

REITs-STORAGE - 3.6%
Public Storage	2,963	491,385
Extra Space Storage, Inc.	4,327	223,143
CubeSmart	8,277	148,820
Sovran Self Storage, Inc.	1,928	143,366
Total REITs-Storage		1,006,714

REITs-SINGLE TENANT - 2.7%
Realty Income Corp.	6,669	272,029
National Retail Properties, Inc.	5,481	189,478
Spirit Realty Capital, Inc.	17,233	189,046
Select Income REIT	4,460	107,263
Total REITs-Single Tenant		757,816

REITs-MANUFACTURED HOMES - 1.1%
Equity Lifestyle Properties, Inc.	4,062	172,066
Sun Communities, Inc.	2,551	128,826
Total REITs-Manufactured Homes		300,892

Total REITs		25,047,042

REAL ESTATE - 8.4%
REAL ESTATE MANAGEMENT/SERVICES - 4.6%
CBRE Group, Inc. — Class A*	9,654	287,109
WP Carey, Inc.	3,532	225,236
Jones Lang LaSalle, Inc.	1,713	216,420
Realogy Holdings Corp.*	5,524	205,493
Altisource Residential Corp.	8,180	196,320
Kennedy-Wilson Holdings, Inc.	5,736	137,435
Total Real Estate Management/Services		1,268,013

REAL ESTATE OPERATIONS/DEVELOPMENT - 3.1%
Howard Hughes Corp.*	1,592	238,800
Brookfield Asset Management, Inc. — Class A	4,380	196,925
Forest City Enterprises, Inc. — Class A*	9,182	179,600
St. Joe Co.*	6,095	121,473
Alexander & Baldwin, Inc.	3,260	117,262
Total Real Estate Operations/Development		854,060

REAL ESTATE SERVICES - 0.7%
E-House China Holdings Ltd. ADR	21,030	200,206

Total Real Estate		2,322,279

DIVERSIFIED FINANCIAL SERVICES - 1.4%
INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.4%
Altisource Portfolio Solutions S.A.*,1	2,042	205,833
NorthStar Asset Management Group Incorporated*	9,178	169,059
Total Investment Management/Advisory Services		374,892

Total Diversified Financial Services		374,892

ENTERTAINMENT - 0.6%
CASINO SERVICES - 0.6%
Gaming and Leisure Properties, Inc.	5,473	169,116

CHEMICALS - 0.4%
CHEMICALS-FIBERS - 0.4%
Rayonier Advanced Materials, Inc.1	3,562	117,225

Total Common Stocks
(Cost $23,560,971)		28,030,554

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
REAL ESTATE FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.3%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$33,614	$33,614
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	13,844	13,844
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	13,844	13,844
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	13,844	13,844
Total Repurchase Agreements
(Cost $75,146)		75,146

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	157,308	157,308
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	25,788	25,788
Total Securities Lending Collateral
(Cost $183,096)		183,096

Total Investments - 101.9%
(Cost $23,819,213)		$28,288,796
Other Assets & Liabilities, net - (1.9)%		(527,255)
Total Net Assets - 100.0%		$27,761,541

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $210,024 of securities loaned (cost $23,560,971)	$28,030,554
Repurchase agreements, at value (cost $258,242)	258,242
Total investments (cost $23,819,213)	28,288,796
Segregated cash with broker	30,004
Cash	752
Receivables:
Dividends	150,578
Fund shares sold	50,769
Securities lending income	180
Total assets	28,521,079

Liabilities:
Payable for:
Fund shares redeemed	485,220
Upon return of securities loaned	213,100
Management fees	24,440
Distribution and service fees	8,808
Transfer agent and administrative fees	7,188
Portfolio accounting fees	2,875
Miscellaneous	17,907
Total liabilities	759,538
Net assets	$27,761,541

Net assets consist of:
Paid in capital	$40,199,180
Undistributed net investment income	417,974
Accumulated net realized loss on investments	(17,325,196)
Net unrealized appreciation on investments	4,469,583
Net assets	$27,761,541

A-Class:
Net assets	$2,626,113
Capital shares outstanding	77,264
Net asset value per share	$33.99
Maximum offering price per share (Net asset value divided by 95.25%)	$35.69

C-Class:
Net assets	$2,450,407
Capital shares outstanding	79,054
Net asset value per share	$31.00

H-Class:
Net assets	$22,685,021
Capital shares outstanding	668,885
Net asset value per share	$33.91

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $920)	$564,351
Income from securities lending, net	498
Interest	13
Total investment income	564,862

Expenses:
Management fees	165,884
Transfer agent and administrative fees	48,789
Distribution and service fees:
A-Class	5,791
C-Class	12,933
H-Class	39,765
Portfolio accounting fees	19,516
Custodian fees	2,279
Tax expense	1,794
Trustees' fees*	1,210
Line of credit interest expense	174
Miscellaneous	28,580
Total expenses	326,715
Net investment income	238,147

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(100,414)
Net realized loss	(100,414)
Net change in unrealized appreciation (depreciation) on:
Investments	421,115
Net change in unrealized appreciation (depreciation)	421,115
Net realized and unrealized gain	320,701
Net increase in net assets resulting from operations	$558,848

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$238,147	$260,925
Net realized gain (loss) on investments	(100,414)	2,653,853
Net change in unrealized appreciation (depreciation) on investments	421,115	(2,954,093)
Net increase (decrease) in net assets resulting from operations	558,848	(39,315)

Distributions to shareholders from:
Net investment income
A-Class	—	(69,328)
C-Class	—	(67,311)
H-Class	—	(200,042)
Total distributions to shareholders	—	(336,681)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,328,294	12,878,425
C-Class	14,951,507	28,309,538
H-Class	124,875,662	154,735,643
Distributions reinvested
A-Class	—	64,436
C-Class	—	64,791
H-Class	—	198,562
Cost of shares redeemed
A-Class	(11,001,511)	(21,614,347)
C-Class	(15,000,626)	(28,623,424)
H-Class	(122,324,721)	(144,941,887)
Net increase from capital share transactions	828,605	1,071,737
Net increase in net assets	1,387,453	695,741

Net assets:
Beginning of period	26,374,088	25,678,347
End of period	$27,761,541	$26,374,088
Undistributed net investment income at end of period	$417,974	$179,827

Capital share activity:
Shares sold
A-Class	266,745	388,565
C-Class	467,945	923,737
H-Class	3,587,727	4,583,841
Shares issued from reinvestment of distributions
A-Class	—	2,095
C-Class	—	2,296
H-Class	—	6,468
Shares redeemed
A-Class	(312,688)	(630,360)
C-Class	(470,399)	(935,775)
H-Class	(3,510,278)	(4,297,722)
Net increase in shares	29,052	43,145

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$33.47	$34.43	$30.27	$29.06	$24.24	$12.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.65	.58	.45	.27	.44
Net gain (loss) on investments (realized and unrealized)	.36	(.14)	4.18	1.07	5.17	11.11
Total from investment operations	.52	.51	4.76	1.52	5.44	11.55
Less distributions from:
Net investment income	—	(1.47)	(.60)	(.31)	(.62)	(.14)
Total distributions	—	(1.47)	(.60)	(.31)	(.62)	(.14)
Net asset value, end of period	$33.99	$33.47	$34.43	$30.27	$29.06	$24.24

Total Return[c]	1.55%	1.86%	16.03%	5.42%	22.72%	90.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,626	$4,124	$12,495	$2,364	$3,991	$4,303
Ratios to average net assets:
Net investment income (loss)	0.94%	1.92%	1.82%	1.59%	1.07%	2.15%
Total expenses	1.63%	1.65%	1.61%	1.61%	1.63%	1.65%
Portfolio turnover rate	272%	788%	699%	974%	485%	1,520%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$30.64	$31.89	$28.29	$27.41	$23.11	$12.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.29	.27	.22	.10	.40
Net gain (loss) on investments (realized and unrealized)	.23	(.07)	3.93	.97	4.82	10.52
Total from investment operations	.36	.22	4.20	1.19	4.92	10.92
Less distributions from:
Net investment income	—	(1.47)	(.60)	(.31)	(.62)	(.14)
Total distributions	—	(1.47)	(.60)	(.31)	(.62)	(.14)
Net asset value, end of period	$31.00	$30.64	$31.89	$28.29	$27.41	$23.11

Total Return[c]	1.18%	1.09%	15.12%	4.57%	21.58%	88.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,450	$2,497	$2,910	$1,798	$2,356	$2,143
Ratios to average net assets:
Net investment income (loss)	0.82%	0.93%	0.92%	0.83%	0.42%	2.06%
Total expenses	2.37%	2.38%	2.35%	2.36%	2.39%	2.41%
Portfolio turnover rate	272%	788%	699%	974%	485%	1,520%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$33.40	$34.38	$30.23	$29.02	$24.22	$12.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.52	.46	.42	.29	.50
Net gain (loss) on investments (realized and unrealized)	.28	(.03)	4.29	1.10	5.13	11.04
Total from investment operations	.51	.49	4.75	1.52	5.42	11.54
Less distributions from:
Net investment income	—	(1.47)	(.60)	(.31)	(.62)	(.14)
Total distributions	—	(1.47)	(.60)	(.31)	(.62)	(.14)
Net asset value, end of period	$33.91	$33.40	$34.38	$30.23	$29.02	$24.22

Total Return[c]	1.53%	1.84%	15.95%	5.42%	22.70%	90.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,685	$19,753	$10,273	$13,511	$22,045	$34,926
Ratios to average net assets:
Net investment income (loss)	1.29%	1.52%	1.45%	1.48%	1.13%	2.41%
Total expenses	1.62%	1.64%	1.60%	1.61%	1.63%	1.68%
Portfolio turnover rate	272%	788%	699%	974%	485%	1,520%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE(Unaudited)	September 30, 2014

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	5.5%
Amazon.com, Inc.	4.3%
Home Depot, Inc.	3.9%
CVS Health Corp.	3.3%
Priceline Group, Inc.	2.7%
Costco Wholesale Corp.	2.6%
Walgreen Co.	2.5%
Lowe's Companies, Inc.	2.5%
TJX Companies, Inc.	2.2%
Target Corp.	2.2%
Top Ten Total	31.7%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 99.8%

RETAIL-DISCOUNT - 15.0%
Wal-Mart Stores, Inc.	7,730	$591,113
Costco Wholesale Corp.	2,217	277,834
Target Corp.	3,774	236,554
Dollar General Corp.*	2,611	159,558
Dollar Tree, Inc.*	2,270	127,279
Family Dollar Stores, Inc.	1,430	110,453
HSN, Inc.	1,120	68,734
Big Lots, Inc.	1,318	56,740
Total Retail-Discount		1,628,265

RETAIL-APPAREL/SHOE - 12.6%
L Brands, Inc.	2,507	167,920
The Gap, Inc.	3,789	157,964
Ross Stores, Inc.	1,980	149,648
Foot Locker, Inc.	1,883	104,789
Urban Outfitters, Inc.*	2,269	83,272
American Eagle Outfitters, Inc.	4,390	63,743
DSW, Inc. — Class A	2,030	61,123
Abercrombie & Fitch Co. — Class A	1,566	56,908
Chico's FAS, Inc.	3,796	56,067
Men's Wearhouse, Inc.	1,161	54,822
Buckle, Inc.	1,193	54,150
ANN, Inc.*	1,242	51,083
Guess?, Inc.	2,300	50,531
Genesco, Inc.*	661	49,410
Ascena Retail Group, Inc.*	3,676	48,891
Express, Inc.*	2,650	41,367
Finish Line, Inc. — Class A	1,466	36,694
Children's Place, Inc.	768	36,603
Francesca's Holdings Corp.*	2,070	28,835
Aeropostale, Inc.*	5,705	18,769
Total Retail-Apparel/Shoe		1,372,589

E-COMMERCE/SERVICES - 11.0%
Priceline Group, Inc.*	248	287,329
Netflix, Inc.*	441	198,970
Liberty Interactive Corp. — Class A*	4,863	138,693
TripAdvisor, Inc.*	1,475	134,845
Expedia, Inc.	1,465	128,363
Ctrip.com International Ltd. ADR*	1,590	90,248
Groupon, Inc. — Class A*	11,839	79,085
Liberty Ventures*	1,650	62,634
RetailMeNot, Inc.*	2,190	35,390
Orbitz Worldwide, Inc.*	4,400	34,628
Total E-Commerce/Services		1,190,185

E-COMMERCE/PRODUCTS - 7.2%
Amazon.com, Inc.*	1,437	463,346
Vipshop Holdings Ltd. ADR*	560	105,846
zulily, Inc. — Class A*,1	2,160	81,842
E-Commerce China Dangdang, Inc. — Class A ADR*,1	5,620	68,564
Shutterfly, Inc.*	1,088	53,029
Total E-Commerce/Products		772,627

RETAIL-BUILDING PRODUCTS - 6.8%
Home Depot, Inc.	4,523	414,940
Lowe's Companies, Inc.	5,065	268,040
Lumber Liquidators Holdings, Inc.*	790	45,330
Total Retail-Building Products		728,310

RETAIL-DRUG STORE - 6.4%
CVS Health Corp.	4,428	352,425
Walgreen Co.	4,586	271,812
Rite Aid Corp.*	14,380	69,599
Total Retail-Drug Store		693,836

RETAIL-MAJOR DEPARTMENT STORES - 4.7%
TJX Companies, Inc.	4,052	239,757
Nordstrom, Inc.	1,985	135,714
JC Penney Company, Inc.*	6,309	63,343
Sears Holdings Corp.*,1	2,440	61,561
Total Retail-Major Department Stores		500,375

RETAIL-AUTOMOBILE - 3.9%
CarMax, Inc.*	2,397	111,342
AutoNation, Inc.*	1,814	91,262
Penske Automotive Group, Inc.	1,720	69,815
Asbury Automotive Group, Inc.*	810	52,180
Lithia Motors, Inc. — Class A	670	50,712
Group 1 Automotive, Inc.	647	47,043
Total Retail-Automobile		422,354

RETAIL-AUTO PARTS - 3.8%
AutoZone, Inc.*	290	147,802
O'Reilly Automotive, Inc.*	973	146,300
Advance Auto Parts, Inc.	881	114,794
Total Retail-Auto Parts		408,896

DISTRIBUTION/WHOLESALE - 2.8%
Genuine Parts Co.	1,563	137,090
LKQ Corp.*	3,947	104,951
Pool Corp.	1,050	56,616
Total Distribution/Wholesale		298,657

RETAIL-REGIONAL DEPARTMENT STORES - 3.5%
Macy's, Inc.	2,848	165,696
Kohl's Corp.	2,159	131,764
Dillard's, Inc. — Class A	719	78,357
Total Retail-Regional Department Stores		375,817

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RETAILING FUND

	Shares	Value
RETAIL-MISCELLANEOUS/DIVERSIFIED - 2.3%
Sally Beauty Holdings, Inc.*	2,806	$76,800
CST Brands, Inc.	1,700	61,115
PriceSmart, Inc.	700	59,948
Five Below, Inc.*	1,360	53,870
Total Retail-Misc/Diversified		251,733

RETAIL-JEWELRY - 2.1%
Tiffany & Co.	1,365	131,463
Signet Jewelers Ltd.	848	96,596
Total Retail-Jewelry		228,059

RETAIL-SPORTING GOODS - 1.9%
Dick's Sporting Goods, Inc.	1,957	85,872
Cabela's, Inc.*	1,274	75,039
Hibbett Sports, Inc.*	920	39,220
Total Retail-Sporting Goods		200,131

RETAIL-OFFICE SUPPLIES - 1.5%
Staples, Inc.	8,345	100,975
Office Depot, Inc.*	11,660	59,932
Total Retail-Office Supplies		160,907

RETAIL-BEDDING - 1.3%
Bed Bath & Beyond, Inc.*	2,118	139,428

RETAIL-CONSUMER ELECTRONICS - 1.2%
Best Buy Company, Inc.	3,743	125,727

RETAIL-VITAMINS/NUTRITIONAL SUPPLEMENTS - 1.1%
GNC Holdings, Inc. — Class A	1,821	70,546
Vitamin Shoppe, Inc.*	1,011	44,878
Total Retail-Vitamins/Nutritional Supplements		115,424

RETAIL-GARDENING PRODUCTS - 1.0%
Tractor Supply Co.	1,792	110,226

RETAIL-HOME FURNISHINGS - 1.0%
Restoration Hardware Holdings, Inc.*	860	68,413
Pier 1 Imports, Inc.	2,868	34,101
Total Retail-Home Furnishings		102,514

RETAIL-PERFUME & COSMETICS - 0.9%
Ulta Salon Cosmetics & Fragrance, Inc.*	865	102,217

RETAIL-PET FOOD & SUPPLIES - 0.9%
PetSmart, Inc.	1,402	98,266

RENTAL AUTO/EQUIPMENT - 0.9%
Aaron's, Inc.	1,997	48,566
Rent-A-Center, Inc.	1,599	48,530
Total Rental Auto/Equipment		97,096

RETAIL-MAIL ORDER - 0.9%
Williams-Sonoma, Inc.	1,378	91,733

RETAIL-COMPUTER EQUIPMENTS - 0.7%
GameStop Corp. — Class A	1,895	78,074

INTERNET INCUBATORS - 0.7%
HomeAway, Inc.*	2,020	71,710

FOOD-RETAIL - 0.6%
Cia Brasileira de Distribuicao ADR	1,542	67,247

TRAVEL SERVICES - 0.6%
Qunar Cayman Islands Ltd. ADR*	2,210	61,107

OIL REFINING & MARKETING - 0.5%
Murphy USA, Inc.*	1,080	57,305

AUTO REPAIR CENTERS - 0.4%
Monro Muffler Brake, Inc.	930	45,133

RETAIL-APPLIANCES - 0.4%
Conn's, Inc.*,1	1,360	41,167

RETAIL-BOOKSTORE - 0.4%
Barnes & Noble, Inc.*	1,994	39,362

HOME FURNISHINGS - 0.4%
Select Comfort Corp.*	1,857	38,848

FINANCE-OTHER SERVICES - 0.4%
Outerwall, Inc.*	690	38,709

Total Common Stocks
(Cost $5,210,189)		10,754,034

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.0%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$46,615	46,615
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	19,198	19,198
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	19,198	19,198
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	19,198	19,198
Total Repurchase Agreements
(Cost $104,209)		104,209

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
RETAILING FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$133,502	$133,502
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	21,885	21,885
Total Securities Lending Collateral
(Cost $155,387)		155,387

Total Investments - 102.2%
(Cost $5,469,785)		$11,013,630
Other Assets & Liabilities, net - (2.2)%		(238,217)
Total Net Assets - 100.0%		$10,775,413

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $172,410 of securities loaned (cost $5,210,189)	$10,754,034
Repurchase agreements, at value (cost $259,596)	259,596
Total investments (cost $5,469,785)	11,013,630
Segregated cash with broker	25,463
Receivables:
Dividends	8,264
Fund shares sold	4,259
Securities lending income	808
Total assets	11,052,424

Liabilities:
Payable for:
Upon return of securities loaned	180,850
Fund shares redeemed	69,402
Management fees	11,218
Distribution and service fees	3,425
Transfer agent and administrative fees	3,299
Portfolio accounting fees	1,319
Miscellaneous	7,498
Total liabilities	277,011
Net assets	$10,775,413

Net assets consist of:
Paid in capital	$11,501,385
Accumulated net investment loss	(73,445)
Accumulated net realized loss on investments	(6,196,372)
Net unrealized appreciation on investments	5,543,845
Net assets	$10,775,413

Investor Class:
Net assets	$6,128,552
Capital shares outstanding	257,903
Net asset value per share	$23.76

Advisor Class:
Net assets	$1,082,169
Capital shares outstanding	48,762
Net asset value per share	$22.19

A-Class:
Net assets	$1,647,695
Capital shares outstanding	72,588
Net asset value per share	$22.70
Maximum offering price per share (Net asset value divided by 95.25%)	$23.83

C-Class:
Net assets	$1,916,997
Capital shares outstanding	92,274
Net asset value per share	$20.77

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $131)	$85,089
Income from securities lending, net	7,595
Interest	6
Total investment income	92,690

Expenses:
Management fees	66,144
Transfer agent and administrative fees	19,454
Distribution and service fees:
Advisor Class	8,811
A-Class	4,053
C-Class	10,825
Portfolio accounting fees	7,782
Registration fees	10,598
Trustees' fees*	1,000
Custodian fees	906
Line of credit interest expense	171
Miscellaneous	232
Total expenses	129,976
Net investment loss	(37,286)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,296,273
Net realized gain	2,296,273
Net change in unrealized appreciation (depreciation) on:
Investments	(1,351,949)
Net change in unrealized appreciation (depreciation)	(1,351,949)
Net realized and unrealized gain	944,324
Net increase in net assets resulting from operations	$907,038

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(37,286)	$(67,490)
Net realized gain (loss) on investments	2,296,273	(2,783,052)
Net change in unrealized appreciation (depreciation) on investments	(1,351,949)	558,351
Net increase (decrease) in net assets resulting from operations	907,038	(2,292,191)

Capital share transactions:
Proceeds from sale of shares
Investor Class	6,058,546	246,351,051
Advisor Class	12,371,012	32,015,902
A-Class	8,733,132	16,192,814
C-Class	10,060,042	25,676,530
Cost of shares redeemed
Investor Class	(66,005,489)	(192,663,560)
Advisor Class	(16,773,203)	(29,499,902)
A-Class	(9,045,198)	(15,667,077)
C-Class	(10,668,793)	(25,431,108)
Net increase (decrease) from capital share transactions	(65,269,951)	56,974,650
Net increase (decrease) in net assets	(64,362,913)	54,682,459

Net assets:
Beginning of period	75,138,326	20,455,867
End of period	$10,775,413	$75,138,326
Accumulated net investment loss at end of period	$(73,445)	$(36,159)

Capital share activity:
Shares sold
Investor Class	253,527	10,597,354
Advisor Class	565,194	1,535,340
A-Class	377,678	747,562
C-Class	486,626	1,307,238
Shares redeemed
Investor Class	(2,765,625)	(8,575,213)
Advisor Class	(761,457)	(1,423,331)
A-Class	(396,249)	(736,239)
C-Class	(515,588)	(1,291,235)
Net increase (decrease) in shares	(2,755,894)	2,161,476

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$23.54	$19.62	$17.45	$14.66	$12.75	$8.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	— [d]	.09	.01	.05	.03
Net gain (loss) on investments (realized and unrealized)	.24	3.92	2.08	2.79	1.89	4.14
Total from investment operations	.22	3.92	2.17	2.80	1.94	4.17
Less distributions from:
Net investment income	—	—	—	(.01)	(.03)	—
Total distributions	—	—	—	(.01)	(.03)	—
Net asset value, end of period	$23.76	$23.54	$19.62	$17.45	$14.66	$12.75

Total Return[c]	0.93%	19.98%	12.44%	19.14%	15.20%	48.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,129	$65,195	$14,671	$34,802	$3,776	$12,060
Ratios to average net assets:
Net investment income (loss)	(0.16%)	0.01%	0.51%	0.04%	0.34%	0.28%
Total expenses	1.37%	1.37%	1.35%	1.34%	1.39%	1.38%
Portfolio turnover rate	142%	671%	472%	822%	1,062%	1,049%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$22.00	$18.45	$16.45	$13.91	$12.14	$8.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.14)	(.01)	(.09)	(.07)	(.06)
Net gain (loss) on investments (realized and unrealized)	.27	3.69	2.01	2.64	1.87	4.00
Total from investment operations	.19	3.55	2.00	2.55	1.80	3.94
Less distributions from:
Net investment income	—	—	—	(.01)	(.03)	—
Total distributions	—	—	—	(.01)	(.03)	—
Net asset value, end of period	$22.19	$22.00	$18.45	$16.45	$13.91	$12.14

Total Return[c]	0.86%	19.24%	12.16%	18.38%	14.81%	48.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,082	$5,391	$2,454	$3,979	$1,583	$2,350
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.64%)	(0.05%)	(0.66%)	(0.58%)	(0.57%)
Total expenses	1.86%	1.87%	1.85%	1.84%	1.89%	1.87%
Portfolio turnover rate	142%	671%	472%	822%	1,062%	1,049%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

RETAILING FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$22.48	$18.79	$16.77	$14.14	$12.31	$8.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.09)	.03	(.03)	.18	(.01)
Net gain (loss) on investments (realized and unrealized)	.27	3.78	1.99	2.67	1.68	4.02
Total from investment operations	.22	3.69	2.02	2.64	1.86	4.01
Less distributions from:
Net investment income	—	—	—	(.01)	(.03)	—
Total distributions	—	—	—	(.01)	(.03)	—
Net asset value, end of period	$22.70	$22.48	$18.79	$16.77	$14.14	$12.31

Total Return[c]	0.98%	19.64%	12.05%	18.71%	15.09%	48.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,648	$2,049	$1,500	$5,697	$517	$395
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.42%)	0.20%	(0.18%)	1.42%	(0.12%)
Total expenses	1.62%	1.62%	1.59%	1.58%	1.64%	1.62%
Portfolio turnover rate	142%	671%	472%	822%	1,062%	1,049%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$20.64	$17.40	$15.62	$13.27	$11.65	$7.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.23)	(.06)	(.13)	(.11)	(.10)
Net gain (loss) on investments (realized and unrealized)	.25	3.47	1.84	2.49	1.76	3.83
Total from investment operations	.13	3.24	1.78	2.36	1.65	3.73
Less distributions from:
Net investment income	—	—	—	(.01)	(.03)	—
Total distributions	—	—	—	(.01)	(.03)	—
Net asset value, end of period	$20.77	$20.64	$17.40	$15.62	$13.27	$11.65

Total Return[c]	0.63%	18.62%	11.40%	17.83%	14.14%	47.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,917	$2,503	$1,831	$2,603	$2,705	$1,709
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.16%)	(0.39%)	(0.96%)	(0.96%)	(1.08%)
Total expenses	2.37%	2.37%	2.35%	2.35%	2.39%	2.38%
Portfolio turnover rate	142%	671%	472%	822%	1,062%	1,049%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Net investment income (loss) is less than $0.01 per share.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE(Unaudited)	September 30, 2014

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.6%
Microsoft Corp.	2.9%
Facebook, Inc. — Class A	2.2%
International Business Machines Corp.	2.1%
Intel Corp.	1.9%
Oracle Corp.	1.9%
Cisco Systems, Inc.	1.7%
QUALCOMM, Inc.	1.7%
Visa, Inc. — Class A	1.7%
Google, Inc. — Class C	1.5%
Top Ten Total	21.2%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.6%

ELECTRONIC COMPONENTS-SEMICONDUCTOR - 10.3%
Intel Corp.	21,266	$740,482
Texas Instruments, Inc.	8,506	405,651
Micron Technology, Inc.*	10,311	353,255
Broadcom Corp. — Class A	6,873	277,807
Avago Technologies Ltd.	2,836	246,732
ARM Holdings plc ADR	4,942	215,916
Skyworks Solutions, Inc.	3,349	194,409
Xilinx, Inc.	4,448	188,373
Altera Corp.	5,210	186,414
NVIDIA Corp.	9,693	178,836
Microchip Technology, Inc.	3,701	174,798
First Solar, Inc.*	2,095	137,872
Freescale Semiconductor Ltd.*	6,660	130,070
Cree, Inc.*	3,080	126,126
SunEdison, Inc.*	6,602	124,646
ON Semiconductor Corp.*	12,011	107,378
Cavium, Inc.*	1,780	88,519
GT Advanced Technologies, Inc.*,1	6,580	71,261
Total Electronic Components-Semiconductor		3,948,545

APPLICATIONS SOFTWARE - 8.0%
Microsoft Corp.	23,957	1,110,646
salesforce.com, Inc.*	6,074	349,436
Intuit, Inc.	3,366	295,030
Check Point Software Technologies Ltd.*	3,060	211,874
Citrix Systems, Inc.*	2,681	191,263
Red Hat, Inc.*	3,207	180,073
NetSuite, Inc.*	1,840	164,754
ServiceNow, Inc.*	2,730	160,469
Tableau Software, Inc. — Class A*	1,910	138,762
Nuance Communications, Inc.*	8,260	127,328
PTC, Inc.*	3,280	121,032
Total Applications Software		3,050,667

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUIT - 6.8%
QUALCOMM, Inc.	8,538	638,387
Himax Technologies, Inc. ADR1	31,980	324,597
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,382	290,229
NXP Semiconductor N.V.*	3,630	248,401
Marvell Technology Group Ltd.	17,114	230,697
Analog Devices, Inc.	4,560	225,674
Linear Technology Corp.	4,176	185,373
Maxim Integrated Products, Inc.	5,472	165,473
TriQuint Semiconductor, Inc.*	5,560	106,029
Atmel Corp.*	12,493	100,943
Integrated Device Technology, Inc.*	5,420	86,449
Total Semiconductor Components-Integrated Circuit		2,602,252

WEB PORTALS/ISP - 6.3%
Google, Inc. — Class C*	1,021	589,484
Google, Inc. — Class A*	1,001	588,998
Baidu, Inc. ADR*	1,696	370,118
Yahoo!, Inc.*	8,840	360,230
Yandex N.V. — Class A*	7,697	213,938
SINA Corp.*	5,081	209,032
AOL, Inc.*	2,410	108,330
Total Web Portals/ISP		2,440,130

COMPUTERS - 5.4%
Apple, Inc.	13,792	1,389,544
Hewlett-Packard Co.	12,799	453,981
BlackBerry Ltd.*	21,209	210,817
Total Computers		2,054,342

ENTERPRISE SOFTWARE/SERVICES - 4.8%
Oracle Corp.	18,555	710,286
Workday, Inc. — Class A*	2,680	221,100
SAP SE ADR	2,718	196,131
CA, Inc.	6,612	184,739
Concur Technologies, Inc.*	1,410	178,816
Ultimate Software Group, Inc.*	850	120,284
Informatica Corp.*	3,318	113,608
Qlik Technologies, Inc.*	3,360	90,854
Total Enterprise Software/Services		1,815,818

COMPUTER SERVICES - 4.7%
International Business Machines Corp.	4,148	787,415
Cognizant Technology Solutions Corp. — Class A*	6,710	300,407
Accenture plc — Class A	3,687	299,827
Infosys Ltd. ADR	3,962	239,661
Computer Sciences Corp.	2,766	169,141
Total Computer Services		1,796,451

INTERNET CONTENT-ENTERTAINMENT - 4.4%
Facebook, Inc. — Class A*	10,520	831,500
Twitter, Inc.*	6,460	333,207
Youku Tudou, Inc. ADR*	11,279	202,120
NetEase, Inc. ADR	2,310	197,875
Pandora Media, Inc.*	5,030	121,525
Total Internet Content-Entertainment		1,686,227

COMMERCIAL SERVICES-FINANCE - 4.2%
MasterCard, Inc. — Class A	7,064	522,170
Automatic Data Processing, Inc.	4,393	364,970
Alliance Data Systems Corp.*	929	230,643
FleetCor Technologies, Inc.*	1,440	204,653
Western Union Co.	10,000	160,400
Total System Services, Inc.	4,460	138,082
Total Commercial Services-Finance		1,620,918

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
TECHNOLOGY FUND

	Shares	Value
COMPUTERS-MEMORY DEVICES - 3.8%
EMC Corp.	14,965	$437,876
Western Digital Corp.	2,750	267,630
SanDisk Corp.	2,613	255,943
Seagate Technology plc	4,463	255,596
NetApp, Inc.	4,929	211,750
Total Computers-Memory Devices		1,428,795

SEMICONDUCTOR EQUIPMENT - 2.6%
Applied Materials, Inc.	13,179	284,799
ASML Holding N.V. — Class G	2,148	212,265
KLA-Tencor Corp.	2,518	198,368
Lam Research Corp.	2,524	188,543
Teradyne, Inc.	5,706	110,639
Total Semiconductor Equipment		994,614

NETWORKING PRODUCTS - 2.4%
Cisco Systems, Inc.	25,529	642,565
Palo Alto Networks, Inc.*	1,700	166,770
Fortinet, Inc.*	4,557	115,133
Total Networking Products		924,468

DATA PROCESSING/MANAGEMENT - 2.4%
Paychex, Inc.	5,283	233,509
Fiserv, Inc.*	3,576	231,135
Fidelity National Information Services, Inc.	4,104	231,055
Broadridge Financial Solutions, Inc.	3,080	128,220
CommVault Systems, Inc.*	1,820	91,728
Total Data Processing/Management		915,647

WIRELESS EQUIPMENT - 2.2%
Motorola Solutions, Inc.	3,680	232,871
Nokia Oyj ADR	27,451	232,235
RF Micro Devices, Inc.*	9,192	106,076
Ubiquiti Networks, Inc. *,1	2,590	97,203
Aruba Networks, Inc.*	4,100	88,478
Gogo, Inc.*,1	4,190	70,643
Total Wireless Equipment		827,506

E-COMMERCE/SERVICES - 2.0%
SouFun Holdings Ltd. ADR	22,750	226,363
Bitauto Holdings Ltd. ADR*	2,530	197,340
IAC/InterActiveCorp	1,950	128,505
Zillow, Inc. — Class A*	1,040	120,630
Trulia, Inc.*,1	1,536	75,110
Total E-Commerce/Services		747,948

INTERNET CONTENT-INFO/NETWORK - 1.9%
LinkedIn Corp. — Class A*	1,515	314,802
YY, Inc. ADR*	2,680	200,705
Yelp, Inc. — Class A*	1,780	121,485
WebMD Health Corp. — Class A*	1,760	73,586
Total Internet Content-Info/Network		710,578

INTERNET SECURITY - 1.9%
Symantec Corp.	9,538	224,238
Qihoo 360 Technology Company Ltd. ADR*	3,310	223,326
VeriSign, Inc.*	2,653	146,233
FireEye, Inc.*	3,730	113,989
Total Internet Security		707,786

E-COMMERCE/PRODUCTS - 1.9%
eBay, Inc.*	8,934	505,932
MercadoLibre, Inc.1	1,837	199,590
Total E-Commerce/Products		705,522

FINANCE-CREDIT CARD - 1.7%
Visa, Inc. — Class A	2,986	637,123

COMPUTERS-INTEGRATED SYSTEMS - 1.6%
Teradata Corp.*	3,455	144,833
NCR Corp.*	3,960	132,304
Brocade Communications Systems, Inc.	11,582	125,896
VeriFone Systems, Inc.*	3,170	108,985
Riverbed Technology, Inc.*	5,273	97,788
Total Computers-Integrated Systems		609,806

ELECTRONIC COMPONENTS-MISCELLANEOUS - 1.4%
TE Connectivity Ltd.	4,237	234,264
Flextronics International Ltd.*	13,340	137,669
Jabil Circuit, Inc.	5,530	111,540
InvenSense, Inc. — Class A*,1	3,640	71,817
Total Electronic Components-Miscellaneous		555,290

TELECOMMUNICATION EQUIPMENTS FIBER OPTICS - 1.3%
Corning, Inc.	14,190	274,435
JDS Uniphase Corp.*	7,469	95,603
Ciena Corp.*	4,356	72,832
Finisar Corp.*	4,200	69,846
Total Telecommunication Equipments Fiber Optics		512,716

ENTERTAINMENT SOFTWARE - 1.3%
Activision Blizzard, Inc.	10,850	225,572
Electronic Arts, Inc.*	5,395	192,116
Take-Two Interactive Software, Inc.*	3,530	81,437
Total Entertainment Software		499,125

COMPUTER AIDED DESIGN - 1.2%
Autodesk, Inc.*	3,678	202,658
ANSYS, Inc.*	1,900	143,773
Aspen Technology, Inc.*	2,710	102,221
Total Computer Aided Design		448,652

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
TECHNOLOGY FUND

	Shares	Value
TELECOMMUNICATION EQUIPMENTS - 1.1%
Juniper Networks, Inc.	8,162	$180,789
Harris Corp.	2,160	143,424
ARRIS Group, Inc.*	3,970	112,569
Total Telecommunication Equipments		436,782

SOFTWARE TOOLS - 1.0%
VMware, Inc. — Class A*	3,936	369,354

ENERGY-ALTERNATE SOURCES - 0.9%
Trina Solar Ltd. ADR*,1	14,640	176,705
JinkoSolar Holding Company Ltd. ADR*,1	6,422	176,541
Total Energy-Alternate Sources		353,246

ELECTRONIC FORMS - 0.9%
Adobe Systems, Inc.*	5,088	352,039

WEB HOSTING/DESIGN - 0.9%
Equinix, Inc.*	955	202,918
Rackspace Hosting, Inc.*	4,200	136,710
Total Web Hosting/Design		339,628

POWER CONVERTER/SUPPLY EQUIPMENT - 0.8%
Canadian Solar, Inc.*	5,470	195,662
SunPower Corp. — Class A*	3,440	116,547
Total Power Converter/Supply Equipment		312,209

INTERNET INFRASTRUCTURE SOFTWARE - 0.8%
F5 Networks, Inc.*	1,468	174,310
TIBCO Software, Inc.*	5,254	124,152
Total Internet Infrastructure Software		298,462

ELECTRONIC MEASURING INSTRUMENTS - 0.7%
Trimble Navigation Ltd.*	5,293	161,436
FLIR Systems, Inc.	3,770	118,152
Total Electronic Measuring Instruments		279,588

COMPUTERS-OTHER - 0.7%
Stratasys Ltd.*	1,180	142,521
3D Systems Corp.*,1	2,625	121,721
Total Computers-Other		264,242

COMPUTER SOFTWARE - 0.7%
Akamai Technologies, Inc.*	2,975	177,905
Cornerstone OnDemand, Inc.*	2,180	75,014
Total Computer Software		252,919

DISTRIBUTION/WHOLESALE - 0.6%
Arrow Electronics, Inc.*	2,250	124,537
Ingram Micro, Inc. — Class A*	4,290	110,725
Total Distribution/Wholesale		235,262

INTERNET APPLICATION SOFTWARE - 0.6%
Splunk, Inc.*	2,630	145,597
Zynga, Inc. — Class A*	29,173	78,767
Total Internet Application Software		224,364

ELECTRONIC CONNECTORS - 0.6%
Amphenol Corp. — Class A	2,161	215,797

OFFICE AUTOMATION & EQUIPMENTS - 0.6%
Xerox Corp.	16,164	213,850

COMPUTERS-PERIPHERAL EQUIPMENT - 0.5%
Synaptics, Inc.*	1,300	95,160
Lexmark International, Inc. — Class A	2,060	87,550
Total Computers-Peripheral Equipment		182,710

ELECTRONIC DESIGN AUTOMATIC - 0.4%
Synopsys, Inc.*	3,610	143,299

CONSULTING SERVICES - 0.4%
Gartner, Inc.*	1,930	141,797

MULTIMEDIA - 0.4%
FactSet Research Systems, Inc.	1,140	138,544

COMMERCIAL SERVICES - 0.4%
CoStar Group, Inc.*	870	135,320

ELECTRONIC PARTS DISTRIBUTION - 0.4%
Avnet, Inc.	3,240	134,460

COMMERICAL SERVICES-FINANCE - 0.3%
Global Payments, Inc.	1,870	130,676

ELECTRONIC DESIGN AUTOMATIC - 0.3%
Cadence Design Systems, Inc.*	7,400	127,354

COMMERCIAL SERVICES-FINANCE - 0.3%
Vantiv, Inc. — Class A*	4,000	123,600

INSTRUMENTS-SCIENTIFIC - 0.3%
FEI Co.	1,380	104,080

COMMUNICATIONS SOFTWARE - 0.3%
SolarWinds, Inc.*	2,320	97,556

TELECOMMUNICATION SERVICES - 0.2%
NeuStar, Inc. — Class A*	2,570	63,813

Total Common Stocks
(Cost $25,889,979)		37,911,877

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
TECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.7%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$118,648	$118,648
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	48,863	48,863
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	48,863	48,863
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	48,863	48,863
Total Repurchase Agreements
(Cost $265,237)		265,237

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	668,521	668,521
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	109,594	109,594
Total Securities Lending Collateral
(Cost $778,115)		778,115

Total Investments - 102.3%
(Cost $26,933,331)		$38,955,229
Other Assets & Liabilities, net - (2.3)%		(860,095)
Total Net Assets - 100.0%		$38,095,134

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6 .
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $866,599 of securities loaned (cost $25,889,979)	$37,911,877
Repurchase agreements, at value (cost $1,043,352)	1,043,352
Total investments (cost $26,933,331)	38,955,229
Segregated cash with broker	127,510
Cash	1,179
Receivables:
Fund shares sold	531,063
Dividends	18,189
Securities lending income	2,070
Foreign taxes reclaim	209
Total assets	39,635,449

Liabilities:
Payable for:
Upon return of securities loaned	905,625
Fund shares redeemed	572,995
Management fees	27,081
Transfer agent and administrative fees	7,965
Distribution and service fees	5,810
Portfolio accounting fees	3,186
Miscellaneous	17,653
Total liabilities	1,540,315
Net assets	$38,095,134

Net assets consist of:
Paid in capital	$33,531,687
Accumulated net investment loss	(122,838)
Accumulated net realized loss on investments	(7,335,613)
Net unrealized appreciation on investments	12,021,898
Net assets	$38,095,134

Investor Class:
Net assets	$23,150,783
Capital shares outstanding	398,671
Net asset value per share	$58.07

Advisor Class:
Net assets	$6,284,183
Capital shares outstanding	116,897
Net asset value per share	$53.76

A-Class:
Net assets	$6,485,421
Capital shares outstanding	118,413
Net asset value per share	$54.77
Maximum offering price per share (Net asset value divided by 95.25%)	$57.50

C-Class:
Net assets	$2,174,747
Capital shares outstanding	42,649
Net asset value per share	$50.99

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $2,859)	$191,480
Income from securities lending, net	10,711
Interest	13
Total investment income	202,204

Expenses:
Management fees	148,648
Transfer agent and administrative fees	43,720
Distribution and service fees:
Advisor Class	12,527
A-Class	4,363
C-Class	10,736
Portfolio accounting fees	17,488
Registration fees	13,739
Custodian fees	2,041
Trustees' fees*	1,524
Line of credit interest expense	148
Tax expense	85
Miscellaneous	11,495
Total expenses	266,514
Net investment loss	(64,310)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	929,997
Net realized gain	929,997
Net change in unrealized appreciation (depreciation) on:
Investments	(383,731)
Net change in unrealized appreciation (depreciation)	(383,731)
Net realized and unrealized gain	546,266
Net increase in net assets resulting from operations	$481,956

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(64,310)	$(99,486)
Net realized gain on investments	929,997	1,519,835
Net change in unrealized appreciation (depreciation) on investments	(383,731)	5,854,636
Net increase in net assets resulting from operations	481,956	7,274,985

Capital share transactions:
Proceeds from sale of shares
Investor Class	38,482,413	90,386,817
Advisor Class	18,893,027	19,872,814
A-Class	5,740,531	17,950,430
C-Class	10,957,566	25,610,311
Cost of shares redeemed
Investor Class	(48,664,793)	(70,456,671)
Advisor Class	(19,484,605)	(15,430,118)
A-Class	(5,087,954)	(15,058,469)
C-Class	(11,696,065)	(25,000,548)
Net increase (decrease) from capital share transactions	(10,859,880)	27,874,566
Net increase (decrease) in net assets	(10,377,924)	35,149,551

Net assets:
Beginning of period	48,473,058	13,323,507
End of period	$38,095,134	$48,473,058
Accumulated net investment loss at end of period	$(122,838)	$(58,528)

Capital share activity:
Shares sold
Investor Class	683,517	1,785,118	*
Advisor Class	364,785	400,929	*
A-Class	104,518	363,346	*
C-Class	220,692	589,677	*
Shares redeemed
Investor Class	(872,641)	(1,388,328	)*
Advisor Class	(381,200)	(299,244	)*
A-Class	(97,360)	(300,472	)*
C-Class	(235,374)	(576,511	)*
Net increase (decrease) in shares	(213,063)	574,515

*
Capital share activity for the periods presented through February 7, 2014 has been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$55.90	$43.58	$42.92	$41.81	$36.10	$23.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.09)	.03	(.03)	(.18)	(.15)
Net gain (loss) on investments (realized and unrealized)	2.23	12.41	.63	1.14	5.89	13.16
Total from investment operations	2.17	12.32	.66	1.11	5.71	13.01
Net asset value, end of period	$58.07	$55.90	$43.58	$42.92	$41.81	$36.10

Total Return[c]	3.88%	28.24%	1.54%	2.65%	15.88%	56.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,151	$32,858	$8,325	$19,985	$35,408	$37,391
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.18%)	0.10%	(0.10%)	(0.48%)	(0.52%)
Total expenses	1.37%	1.37%	1.35%	1.36%	1.39%	1.38%
Portfolio turnover rate	130%	321%	324%	487%	393%	335%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$51.87	$40.65	$40.22	$39.39	$34.18	$21.97
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.27)	(.12)	(.33)	(.33)	(.33)
Net gain (loss) on investments (realized and unrealized)	2.08	11.49	.55	1.16	5.54	12.54
Total from investment operations	1.89	11.22	.43	.83	5.21	12.21
Net asset value, end of period	$53.76	$51.87	$40.65	$40.22	$39.39	$34.18

Total Return[c]	3.64%	27.60%	1.04%	2.13%	15.28%	55.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,284	$6,915	$1,286	$2,361	$6,565	$17,969
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.54%)	(0.33%)	(0.87%)	(0.94%)	(1.04%)
Total expenses	1.87%	1.87%	1.85%	1.85%	1.88%	1.87%
Portfolio turnover rate	130%	321%	324%	487%	393%	335%

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$52.79	$41.30	$40.76	$39.83	$34.47	$22.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.23)	(.09)	(.30)	(.27)	(.24)
Net gain (loss) on investments (realized and unrealized)	2.11	11.72	.63	1.23	5.63	12.60
Total from investment operations	1.98	11.49	.54	.93	5.36	12.36
Net asset value, end of period	$54.77	$52.79	$41.30	$40.76	$39.83	$34.47

Total Return[c]	3.75%	27.79%	1.32%	2.33%	15.58%	55.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,485	$5,873	$1,998	$7,367	$1,725	$3,936
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.47%)	(0.27%)	(0.76%)	(0.73%)	(0.78%)
Total expenses	1.62%	1.62%	1.59%	1.59%	1.64%	1.63%
Portfolio turnover rate	130%	321%	324%	487%	393%	335%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$49.30	$38.84	$38.65	$38.07	$33.15	$21.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.50)	(.33)	(.51)	(.51)	(.42)
Net gain (loss) on investments (realized and unrealized)	1.98	10.96	.52	1.09	5.43	12.15
Total from investment operations	1.69	10.46	.19	.58	4.92	11.73
Net asset value, end of period	$50.99	$49.30	$38.84	$38.65	$38.07	$33.15

Total Return[c]	3.43%	26.90%	0.54%	1.50%	14.84%	54.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,175	$2,827	$1,715	$2,743	$2,618	$3,719
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(1.13%)	(0.90%)	(1.45%)	(1.53%)	(1.49%)
Total expenses	2.37%	2.37%	2.35%	2.36%	2.39%	2.38%
Portfolio turnover rate	130%	321%	324%	487%	393%	335%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]
Reverse share split - Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 9 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

FUND PROFILE(Unaudited)	September 30, 2014

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
Verizon Communications, Inc.	8.8%
AT&T, Inc.	8.2%
Cisco Systems, Inc.	6.9%
QUALCOMM, Inc.	6.8%
Crown Castle International Corp.	3.2%
Sprint Corp.	3.0%
CenturyLink, Inc.	2.9%
T-Mobile US, Inc.	2.9%
Motorola Solutions, Inc.	2.5%
SBA Communications Corp. — Class A	2.3%
Top Ten Total	47.5%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.4%

TELEPHONE-INTEGRATED - 26.1%
Verizon Communications, Inc.	13,984	$699,060
AT&T, Inc.	18,555	653,878
CenturyLink, Inc.	5,714	233,645
Frontier Communications Corp.	18,871	122,850
Windstream Holdings, Inc.1	11,126	119,938
Telefonica Brasil S.A. ADR	4,544	89,426
Telefonica S.A. ADR	5,405	83,075
Telephone & Data Systems, Inc.	3,154	75,570
Total Telephone-Integrated		2,077,442

CELLULAR TELECOMMUNICATIONS - 15.6%
Sprint Corp.*	38,175	242,029
T-Mobile US, Inc.*	7,970	230,094
Vodafone Group plc ADR	4,875	160,339
America Movil SAB de CV ADR	5,819	146,639
China Mobile Ltd. ADR	1,929	113,329
SK Telecom Company Ltd. ADR	3,097	93,963
Mobile Telesystems OJSC ADR	6,193	92,523
Tim Participacoes S.A. ADR	3,192	83,630
Rogers Communications, Inc. — Class B	2,094	78,357
Total Cellular Telecommunications		1,240,903

WIRELESS EQUIPMENT - 13.4%
Motorola Solutions, Inc.	3,084	195,156
SBA Communications Corp. — Class A*	1,637	181,543
Nokia Oyj ADR	16,029	135,605
Telefonaktiebolaget LM Ericsson ADR	7,304	91,957
Ubiquiti Networks, Inc.1	2,250	84,443
ViaSat, Inc.*	1,388	76,507
Aruba Networks, Inc.*	3,445	74,343
Sierra Wireless, Inc.*,1	2,745	73,401
InterDigital, Inc.	1,526	60,765
Ruckus Wireless, Inc.*	3,759	50,220
CalAmp Corp.*	2,157	38,006
Total Wireless Equipment		1,061,946

NETWORKING PRODUCTS - 10.7%
Cisco Systems, Inc.	21,836	549,613
Palo Alto Networks, Inc.*	1,368	134,201
Polycom, Inc.*	4,987	61,265
Infinera Corp.*	5,148	54,929
NETGEAR, Inc.*	1,625	50,781
Total Networking Products		850,789

TELECOMMUNICATION EQUIPMENTS - 7.9%
Juniper Networks, Inc.	6,880	152,392
Harris Corp.	1,876	124,566
CommScope Holding Company, Inc.*	4,347	103,937
ARRIS Group, Inc.*	3,330	94,422
Plantronics, Inc.	1,387	66,271
ADTRAN, Inc.	2,405	49,375
8x8, Inc.*	5,663	37,829
Total Telecommunication Equipments		628,792

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUIT - 6.8%
QUALCOMM, Inc.	7,197	538,120

TELECOMMUNICATION SERVICES - 5.6%
Level 3 Communications, Inc.*	3,457	158,088
tw telecom, Inc. — Class A*	2,765	115,052
BCE, Inc.	2,258	96,552
VimpelCom Ltd. ADR	10,726	77,442
Total Telecommunication Services		447,134

REITs-DIVERSIFIED - 3.2%
Crown Castle International Corp.	3,119	251,173

TELECOMMUNICATION EQUIPMENTS FIBER OPTICS - 2.5%
JDS Uniphase Corp.*	6,294	80,564
Ciena Corp.*	3,650	61,028
Finisar Corp.*	3,526	58,637
Total Telecommunication Equipments Fiber Optics		200,229

COMPUTERS-INTEGRATED SYSTEMS - 2.4%
Brocade Communications Systems, Inc.	9,906	107,678
Riverbed Technology, Inc.*	4,439	82,321
Total Computers-Integrated Systems		189,999

INTERNET INFRASTRUCTURE SOFTWARE - 1.8%
F5 Networks, Inc.*	1,180	140,114

COMPUTERS - 1.3%
BlackBerry Ltd.*	10,187	101,259

SATELLITE TELECOMMUNICATIONS - 1.3%
EchoStar Corp. — Class A*	2,051	100,007

INTERNET CONNECTIVITY SERVICES - 0.8%
Cogent Communications Holdings, Inc.	1,814	60,969

Total Common Stocks (Cost $6,943,324)		7,888,876

RIGHTS††† - 0.1%
Leap Wireless International
Expires 03/17/15	1,848	4,657
Total Rights
(Cost $4,327)		4,657

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
TELECOMMUNICATIONS FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.5%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$17,340	$17,340
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	7,141	7,141
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	7,141	7,141
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	7,141	7,141
Total Repurchase Agreements
(Cost $38,763)		38,763

SECURITIES LENDING COLLATERAL††,3 - 1.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	75,406	75,406
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	12,362	12,362
Total Securities Lending Collateral
(Cost $87,768)		87,768

Total Investments - 101.1%
(Cost $7,074,182)		$8,020,064
Other Assets & Liabilities, net - (1.1)%		(85,487)
Total Net Assets - 100.0%		$7,934,577

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $97,652 of securities loaned (cost $6,947,651)	$7,893,533
Repurchase agreements, at value (cost $126,531)	126,531
Total investments (cost $7,074,182)	8,020,064
Segregated cash with broker	14,382
Cash	677
Receivables:
Securities sold	216,609
Fund shares sold	22,300
Dividends	9,390
Foreign taxes reclaim	184
Securities lending income	74
Total assets	8,283,680

Liabilities:
Payable for:
Fund shares redeemed	236,274
Upon return of securities loaned	102,150
Management fees	3,927
Distribution and service fees	1,649
Transfer agent and administrative fees	1,155
Portfolio accounting fees	462
Miscellaneous	3,486
Total liabilities	349,103
Net assets	$7,934,577

Net assets consist of:
Paid in capital	$11,572,827
Undistributed net investment income	170,227
Accumulated net realized loss on investments	(4,754,359)
Net unrealized appreciation on investments	945,882
Net assets	$7,934,577

Investor Class:
Net assets	$1,936,816
Capital shares outstanding	41,374
Net asset value per share	$46.81

Advisor Class:
Net assets	$4,708,981
Capital shares outstanding	109,653
Net asset value per share	$42.94

A-Class:
Net assets	$611,924
Capital shares outstanding	13,929
Net asset value per share	$43.93
Maximum offering price per share (Net asset value divided by 95.25%)	$46.12

C-Class:
Net assets	$676,856
Capital shares outstanding	16,587
Net asset value per share	$40.81

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $3,874)	$142,528
Income from securities lending, net	1,895
Interest	3
Total investment income	144,426

Expenses:
Management fees	37,016
Transfer agent and administrative fees	10,887
Distribution and service fees:
Advisor Class	8,482
A-Class	2,018
C-Class	2,320
Portfolio accounting fees	4,355
Custodian fees	510
Trustees' fees*	294
Tax expense	85
Line of credit interest expense	23
Miscellaneous	6,328
Total expenses	72,318
Net investment income	72,108

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	426,771
Net realized gain	426,771
Net change in unrealized appreciation (depreciation) on:
Investments	(290,801)
Net change in unrealized appreciation (depreciation)	(290,801)
Net realized and unrealized gain	135,970
Net increase in net assets resulting from operations	$208,078

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$72,108	$98,119
Net realized gain (loss) on investments	426,771	(73,912)
Net change in unrealized appreciation (depreciation) on investments	(290,801)	134,687
Net increase in net assets resulting from operations	208,078	158,894

Distributions to shareholders from:
Net investment income
Investor Class	—	(77,513)
Advisor Class	—	(7,191)
A-Class	—	(8,359)
C-Class	—	(4,990)
Total distributions to shareholders	—	(98,053)

Capital share transactions:
Proceeds from sale of shares
Investor Class	12,474,154	40,052,105
Advisor Class	11,709,748	2,201,898
A-Class	4,033,911	7,692,352
C-Class	13,448,827	28,694,832
Distributions reinvested
Investor Class	—	76,714
Advisor Class	—	6,218
A-Class	—	8,202
C-Class	—	4,877
Cost of shares redeemed
Investor Class	(13,201,379)	(40,533,973)
Advisor Class	(7,412,249)	(2,014,866)
A-Class	(6,010,691)	(5,702,771)
C-Class	(13,031,210)	(29,271,944)
Net increase from capital share transactions	2,011,111	1,213,644
Net increase in net assets	2,219,189	1,274,485

Net assets:
Beginning of period	5,715,388	4,440,903
End of period	$7,934,577	$5,715,388
Undistributed net investment income at end of period	$170,227	$98,119

Capital share activity:
Shares sold
Investor Class	271,494	934,805	*
Advisor Class	274,941	55,119	*
A-Class	92,264	186,923	*
C-Class	331,113	759,823	*
Shares issued from reinvestment of distributions
Investor Class	—	1,788	*
Advisor Class	—	157	*
A-Class	—	203	*
C-Class	—	129	*
Shares redeemed
Investor Class	(284,997)	(954,582	)*
Advisor Class	(172,844)	(51,252	)*
A-Class	(139,896)	(139,957	)*
C-Class	(321,309)	(774,952	)*
Net increase in shares	50,766	18,204	*

*
Capital share activity for the periods presented through February 7, 2014 has been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 9 in Notes to Financial Statements.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$45.51	$40.76	$41.52	$47.13	$41.18	$30.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.44	1.06	.81	1.23	.30	.78
Net gain (loss) on investments (realized and unrealized)	.86	4.26	(.67)	(5.52)	5.89	10.56
Total from investment operations	1.30	5.32	(.14)	(4.29)	6.19	11.34
Less distributions from:
Net investment income	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Total distributions	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Net asset value, end of period	$46.81	$45.51	$40.76	$41.52	$47.13	$41.18

Total Return[c]	2.86%	13.12%	0.50%	(8.77%)	15.06%	36.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,937	$2,497	$2,970	$7,028	$48,089	$4,677
Ratios to average net assets:
Net investment income (loss)	1.90%	2.47%	2.06%	2.86%	0.73%	2.03%
Total expenses	1.37%	1.38%	1.35%	1.36%	1.39%	1.39%
Portfolio turnover rate	367%	1,271%	1,550%	793%	1,008%	867%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$41.86	$37.75	$38.69	$44.21	$38.82	$29.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.32	.29	.57	.66	.09	.69
Net gain (loss) on investments (realized and unrealized)	.76	4.39	(.61)	(4.86)	5.54	9.89
Total from investment operations	1.08	4.68	(.04)	(4.20)	5.63	10.58
Less distributions from:
Net investment income	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Total distributions	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Net asset value, end of period	$42.94	$41.86	$37.75	$38.69	$44.21	$38.82

Total Return[c]	2.58%	12.53%	(0.01%)	(9.15%)	14.59%	36.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,709	$316	$133	$200	$695	$279
Ratios to average net assets:
Net investment income (loss)	1.47%	0.74%	1.59%	1.65%	0.25%	1.94%
Total expenses	1.87%	1.88%	1.86%	1.85%	1.88%	1.89%
Portfolio turnover rate	367%	1,271%	1,550%	793%	1,008%	867%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$42.74	$38.44	$39.27	$44.72	$39.21	$29.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.72	.72	.54	.42	.51
Net gain (loss) on investments (realized and unrealized)	.78	4.15	(.65)	(4.67)	5.33	10.24
Total from investment operations	1.19	4.87	.07	(4.13)	5.75	10.75
Less distributions from:
Net investment income	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Total distributions	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Net asset value, end of period	$43.93	$42.74	$38.44	$39.27	$44.72	$39.21

Total Return[c]	2.78%	12.80%	0.30%	(8.91%)	14.75%	36.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$612	$2,631	$553	$1,566	$699	$1,093
Ratios to average net assets:
Net investment income (loss)	1.88%	1.79%	1.98%	1.41%	1.01%	1.45%
Total expenses	1.61%	1.63%	1.61%	1.60%	1.64%	1.63%
Portfolio turnover rate	367%	1,271%	1,550%	793%	1,008%	867%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$39.89	$36.00	$37.04	$42.57	$37.49	$28.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.54	.48	.15	(.03)	.30
Net gain (loss) on investments (realized and unrealized)	.80	3.92	(.62)	(4.36)	5.35	9.77
Total from investment operations	.92	4.46	(.14)	(4.21)	5.32	10.07
Less distributions from:
Net investment income	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Total distributions	—	(.57)	(.90)	(1.32)	(.24)	(1.02)
Net asset value, end of period	$40.81	$39.89	$36.00	$37.04	$42.57	$37.49

Total Return[c]	2.31%	12.49%	(0.24%)	(9.52%)	14.22%	35.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$677	$271	$784	$672	$2,896	$1,141
Ratios to average net assets:
Net investment income (loss)	0.57%	1.42%	1.41%	0.39%	(0.07%)	0.86%
Total expenses	2.37%	2.38%	2.36%	2.36%	2.39%	2.39%
Portfolio turnover rate	367%	1,271%	1,550%	793%	1,008%	867%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]
Reverse share split - Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 9 in Notes to Financial Statements.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)
Union Pacific Corp.	5.1%
United Parcel Service, Inc. — Class B	4.9%
General Motors Co.	3.6%
FedEx Corp.	3.5%
Norfolk Southern Corp.	3.0%
CSX Corp.	2.9%
Tesla Motors, Inc.	2.9%
Delta Air Lines, Inc.	2.8%
Ford Motor Co.	2.8%
Johnson Controls, Inc.	2.8%
Top Ten Total	34.3%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.6%

AUTO/TRUCK PARTS & EQUIPMENTS - 17.9%
Johnson Controls, Inc.	52,187	$2,296,228
Delphi Automotive plc	24,400	1,496,696
BorgWarner, Inc.	27,900	1,467,819
TRW Automotive Holdings Corp.*	14,340	1,451,925
Autoliv, Inc.	12,080	1,110,394
Lear Corp.	12,437	1,074,681
Magna International, Inc.	10,640	1,009,842
Allison Transmission Holdings, Inc.	33,205	946,010
Visteon Corp.*	8,835	859,204
Tenneco, Inc.*	14,410	753,787
Dana Holding Corp.	37,880	726,160
Dorman Products, Inc.*	13,700	548,821
Gentherm, Inc.*	11,900	502,537
American Axle & Manufacturing Holdings, Inc.*	28,730	481,802
Total Auto/Truck Parts & Equipments		14,725,906

TRANSPORT-RAIL - 17.3%
Union Pacific Corp.	38,812	4,207,997
Norfolk Southern Corp.	22,442	2,504,527
CSX Corp.	75,075	2,406,905
Kansas City Southern	12,707	1,540,088
Canadian Pacific Railway Ltd.	7,368	1,528,639
Canadian National Railway Co.	16,500	1,170,840
Genesee & Wyoming, Inc. — Class A*	10,054	958,247
Total Transport-Rail		14,317,243

AIRLINES - 16.9%
Delta Air Lines, Inc.	64,497	2,331,567
American Airlines Group, Inc.	60,294	2,139,231
Southwest Airlines Co.	60,766	2,052,068
United Continental Holdings, Inc.*	38,510	1,801,883
Copa Holdings S.A. — Class A	10,862	1,165,384
Ryanair Holdings plc ADR*	18,500	1,043,955
Alaska Air Group, Inc.	23,708	1,032,246
Spirit Airlines, Inc.*	14,200	981,788
JetBlue Airways Corp.*	73,100	776,322
Allegiant Travel Co. — Class A	5,200	643,032
Total Airlines		13,967,476

TRANSPORT-SERVICES - 14.5%
United Parcel Service, Inc. — Class B	41,313	4,060,655
FedEx Corp.	17,920	2,893,184
CH Robinson Worldwide, Inc.	20,093	1,332,568
Expeditors International of Washington, Inc.	29,531	1,198,368
Ryder System, Inc.	10,391	934,878
XPO Logistics, Inc.*	15,500	583,885
Hub Group, Inc. — Class A*	13,100	530,943
UTI Worldwide, Inc.*,1	42,000	446,460
Total Transport-Services		11,980,941

AUTO-CARS/LIGHT TRUCKS - 13.8%
General Motors Co.	93,740	2,994,056
Tesla Motors, Inc.*	9,818	2,382,632
Ford Motor Co.	156,517	2,314,886
Kandi Technologies Group, Inc.*,1	114,100	1,482,159
Tata Motors Ltd. ADR	27,000	1,180,170
Toyota Motor Corp. ADR	9,390	1,103,607
Total Auto-Cars/Light Trucks		11,457,510

TRANSPORT-TRUCK - 8.3%
J.B. Hunt Transport Services, Inc.	17,412	1,289,360
Old Dominion Freight Line, Inc.*	14,960	1,056,774
Landstar System, Inc.	10,748	775,898
Swift Transportation Co. — Class A*	36,480	765,350
Con-way, Inc.	15,142	719,245
Knight Transportation, Inc.	23,800	651,882
Heartland Express, Inc.	26,200	627,752
Werner Enterprises, Inc.	23,130	582,876
ArcBest Corp.	11,700	436,410
Total Transport-Truck		6,905,547

RENTAL AUTO/EQUIPMENT - 2.9%
Hertz Global Holdings, Inc.*	55,539	1,410,135
Avis Budget Group, Inc.*	17,374	953,659
Total Rental Auto/Equipment		2,363,794

RUBBER-TIRES - 1.9%
Goodyear Tire & Rubber Co.	45,842	1,035,342
Cooper Tire & Rubber Co.	20,070	576,009
Total Rubber-Tires		1,611,351

MOTORCYCLE/MOTOR SCOOTER - 1.8%
Harley-Davidson, Inc.	26,081	1,517,914

TRANSPORT-MARINE - 1.3%
Kirby Corp.*	9,325	1,098,951

COMMERCIAL SERVICES - 1.1%
Macquarie Infrastructure Company LLC	13,600	907,120

ELECTRONIC COMPONENT-MISCELLANEOUS - 1.0%
Gentex Corp.	30,660	820,768

BUILDING-MOBILE HOME/MANUFACTURED HOUSES - 0.9%
Thor Industries, Inc.	13,780	709,670

Total Common Stocks
(Cost $59,266,288)		82,384,191

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
TRANSPORTATION FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 1.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$1,238,384	$1,238,384
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	203,014	203,014
Total Securities Lending Collateral
(Cost $1,441,398)		1,441,398

Total Investments - 101.3%
(Cost $60,707,686)		$83,825,589
Other Assets & Liabilities, net - (1.3)%		(1,070,882)
Total Net Assets - 100.0%		$82,754,707

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,578,224 of securities loaned (cost $59,266,288)	$82,384,191
Repurchase agreements, at value (cost $1,441,398)	1,441,398
Total investments (cost $60,707,686)	83,825,589
Segregated cash with broker	236,202
Receivables:
Fund shares sold	750,605
Securities sold	565,012
Dividends	40,525
Securities lending income	31,732
Total assets	85,449,665

Liabilities:
Overdraft Due to custodian bank	171,735
Payable for:
Upon return of securities loaned	1,677,600
Fund shares redeemed	708,225
Management fees	59,543
Transfer agent and administrative fees	17,513
Distribution and service fees	10,643
Portfolio accounting fees	7,005
Miscellaneous	42,694
Total liabilities	2,694,958
Net assets	$82,754,707

Net assets consist of:
Paid in capital	$82,527,870
Accumulated net investment loss	(25,483)
Accumulated net realized loss on investments	(22,865,583)
Net unrealized appreciation on investments	23,117,903
Net assets	$82,754,707

Investor Class:
Net assets	$54,758,799
Capital shares outstanding	1,171,554
Net asset value per share	$46.74

Advisor Class:
Net assets	$6,955,323
Capital shares outstanding	163,947
Net asset value per share	$42.42

A-Class:
Net assets	$15,197,771
Capital shares outstanding	349,182
Net asset value per share	$43.52
Maximum offering price per share (Net asset value divided by 95.25%)	$45.69

C-Class:
Net assets	$5,842,814
Capital shares outstanding	141,881
Net asset value per share	$41.18

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $5,222)	$529,296
Income from securities lending, net	144,560
Interest	41
Total investment income	673,897

Expenses:
Management fees	363,885
Transfer agent and administrative fees	107,025
Distribution and service fees:
Advisor Class	14,159
A-Class	20,272
C-Class	26,722
Portfolio accounting fees	42,810
Custodian fees	4,999
Trustees' fees*	3,044
Line of credit interest expense	64
Miscellaneous	62,743
Total expenses	645,723
Net investment income	28,174

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,047,012)
Net realized loss	(1,047,012)
Net change in unrealized appreciation (depreciation) on:
Investments	3,349,241
Net change in unrealized appreciation (depreciation)	3,349,241
Net realized and unrealized gain	2,302,229
Net increase in net assets resulting from operations	$2,330,403

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$28,174	$(121,576)
Net realized gain (loss) on investments	(1,047,012)	2,214,194
Net change in unrealized appreciation (depreciation) on investments	3,349,241	12,043,472
Net increase in net assets resulting from operations	2,330,403	14,136,090

Capital share transactions:
Proceeds from sale of shares
Investor Class	112,487,501	442,197,154
Advisor Class	25,179,935	15,406,895
A-Class	21,858,825	35,299,972
C-Class	13,744,308	20,204,027
Cost of shares redeemed
Investor Class	(103,582,417)	(486,392,760)
Advisor Class	(20,768,375)	(18,129,650)
A-Class	(19,997,290)	(29,905,841)
C-Class	(11,774,894)	(19,951,182)
Net increase (decrease) from capital share transactions	17,147,593	(41,271,385)
Net increase (decrease) in net assets	19,477,996	(27,135,295)

Net assets:
Beginning of period	63,276,711	90,412,006
End of period	$82,754,707	$63,276,711
Accumulated net investment loss at end of period	$(25,483)	$(53,657)

Capital share activity:
Shares sold
Investor Class	2,390,857	11,397,922
Advisor Class	581,025	430,435
A-Class	500,368	957,561
C-Class	331,596	587,228
Shares redeemed
Investor Class	(2,205,710)	(12,864,102)
Advisor Class	(480,692)	(519,741)
A-Class	(462,135)	(798,761)
C-Class	(284,211)	(587,841)
Net increase (decrease) in shares	371,098	(1,397,299)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$44.63	$32.07	$26.96	$27.85	$23.79	$14.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.04)	(.07)	(.06)	— [c]	(.15)
Net gain (loss) on investments (realized and unrealized)	2.06	12.60	5.18	(.83)	4.06	9.70
Total from investment operations	2.11	12.56	5.11	(.89)	4.06	9.55
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$46.74	$44.63	$32.07	$26.96	$27.85	$23.79

Total Return[d]	4.73%	39.16%	18.95%	(3.20%)	17.07%	66.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,759	$44,021	$78,644	$8,031	$5,320	$22,292
Ratios to average net assets:
Net investment income (loss)	0.20%	(0.09%)	(0.25%)	(0.22%)	0.02%	(0.68%)
Total expenses	1.37%	1.37%	1.37%	1.35%	1.38%	1.37%
Portfolio turnover rate	115%	593%	737%	1,082%	1,217%	1,073%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$40.61	$29.32	$24.76	$25.70	$22.05	$13.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.18)	(.15)	(.14)	(.17)	(.18)
Net gain (loss) on investments (realized and unrealized)	1.88	11.47	4.71	(.80)	3.82	8.97
Total from investment operations	1.81	11.29	4.56	(.94)	3.65	8.79
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$42.42	$40.61	$29.32	$24.76	$25.70	$22.05

Total Return[d]	4.46%	38.51%	18.42%	(3.66%)	16.55%	65.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,955	$2,583	$4,483	$2,355	$2,902	$2,795
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.50%)	(0.57%)	(0.55%)	(0.74%)	(0.95%)
Total expenses	1.87%	1.87%	1.86%	1.86%	1.89%	1.88%
Portfolio turnover rate	115%	593%	737%	1,082%	1,217%	1,073%

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$41.61	$29.96	$25.25	$26.15	$22.37	$13.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[c]	(.11)	(.01)	(.12)	(.10)	(.04)
Net gain (loss) on investments (realized and unrealized)	1.91	11.76	4.72	(.78)	3.88	9.00
Total from investment operations	1.91	11.65	4.71	(.90)	3.78	8.96
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$43.52	$41.61	$29.96	$25.25	$26.15	$22.37

Total Return[d]	4.59%	38.89%	18.70%	(3.48%)	16.90%	66.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,198	$12,938	$4,558	$1,600	$1,239	$1,842
Ratios to average net assets:
Net investment income (loss)	(0.01%)	(0.28%)	(0.05%)	(0.51%)	(0.42%)	(0.22%)
Total expenses	1.62%	1.62%	1.60%	1.61%	1.64%	1.62%
Portfolio turnover rate	115%	593%	737%	1,082%	1,217%	1,073%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$39.52	$28.67	$24.34	$25.38	$21.87	$13.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.37)	(.26)	(.29)	(.24)	(.24)
Net gain (loss) on investments (realized and unrealized)	1.83	11.22	4.59	(.75)	3.75	8.85
Total from investment operations	1.66	10.85	4.33	(1.04)	3.51	8.61
Less distributions from:
Net investment income	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	(.14)
Net asset value, end of period	$41.18	$39.52	$28.67	$24.34	$25.38	$21.87

Total Return[d]	4.20%	37.84%	17.79%	(4.10%)	16.05%	64.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,843	$3,734	$2,727	$2,729	$2,069	$3,375
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(1.07%)	(1.06%)	(1.24%)	(1.04%)	(1.31%)
Total expenses	2.37%	2.37%	2.35%	2.35%	2.39%	2.38%
Portfolio turnover rate	115%	593%	737%	1,082%	1,217%	1,073%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

FUND PROFILE(Unaudited)	September 30, 2014

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.9%
Dominion Resources, Inc.	3.4%
NextEra Energy, Inc.	3.4%
Southern Co.	3.3%
Exelon Corp.	2.9%
Sempra Energy	2.7%
American Electric Power Company, Inc.	2.7%
PPL Corp.	2.4%
PG&E Corp.	2.4%
Public Service Enterprise Group, Inc.	2.3%
Top Ten Total	29.4%

"Ten Largest Holdings" exclude any temporary cash or derivative investments.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.8%

ELECTRIC-INTEGRATED - 68.5%
Duke Energy Corp.	23,358	$1,746,479
Dominion Resources, Inc.	22,101	1,526,958
NextEra Energy, Inc.	16,230	1,523,672
Southern Co.	34,530	1,507,235
Exelon Corp.	38,088	1,298,420
American Electric Power Company, Inc.	22,929	1,197,123
PPL Corp.	33,595	1,103,260
PG&E Corp.	24,462	1,101,768
Public Service Enterprise Group, Inc.	27,456	1,022,461
Edison International	17,893	1,000,577
Consolidated Edison, Inc.	17,210	975,119
Xcel Energy, Inc.	30,712	933,645
Entergy Corp.	11,621	898,652
FirstEnergy Corp.	26,364	885,039
Northeast Utilities	19,877	880,551
DTE Energy Co.	11,526	876,898
Wisconsin Energy Corp.	17,044	732,892
Ameren Corp.	19,006	728,500
CMS Energy Corp.	23,194	687,934
OGE Energy Corp.	17,886	663,749
SCANA Corp.	12,734	631,734
Pepco Holdings, Inc.	23,169	620,002
Alliant Energy Corp.	10,566	585,462
Pinnacle West Capital Corp.	10,541	575,960
MDU Resources Group, Inc.	20,059	557,841
Integrys Energy Group, Inc.	8,251	534,830
Westar Energy, Inc.	14,637	499,414
TECO Energy, Inc.	27,742	482,156
Great Plains Energy, Inc.	18,891	456,595
Cia Energetica de Minas Gerais ADR	71,615	446,161
Hawaiian Electric Industries, Inc.1	15,221	404,118
IDACORP, Inc.	7,273	389,906
Cleco Corp.	7,961	383,322
Portland General Electric Co.	11,703	375,900
Enersis S.A. ADR	23,139	365,133
Black Hills Corp.	7,161	342,869
Avista Corp.	10,909	333,052
UIL Holdings Corp.	9,403	332,866
PNM Resources, Inc.	13,257	330,232
ALLETE, Inc.	7,335	325,601
NorthWestern Corp.	6,965	315,932
El Paso Electric Co.	8,040	293,862
Total Electric-Integrated		30,873,880

GAS-DISTRIBUTION - 19.7%
Sempra Energy	11,567	1,218,930
NiSource, Inc.	21,510	881,480
CenterPoint Energy, Inc.	31,995	782,918
AGL Resources, Inc.	11,411	585,841
UGI Corp.	16,928	577,076
National Fuel Gas Co.	8,137	569,509
Atmos Energy Corp.	10,809	515,589
Questar Corp.	20,957	467,132
National Grid plc ADR	6,040	434,155
Vectren Corp.	10,787	430,401
Piedmont Natural Gas Company, Inc.	11,365	381,068
Southwest Gas Corp.	7,350	357,063
WGL Holdings, Inc.	8,354	351,870
New Jersey Resources Corp.	6,949	350,994
Laclede Group, Inc.	7,209	334,498
South Jersey Industries, Inc.	5,970	318,559
ONE Gas, Inc.	9,137	312,942
Total Gas-Distribution		8,870,025

INDEPENDENT POWER PRODUCER - 5.2%
NRG Energy, Inc.	25,261	769,955
Calpine Corp.*	32,583	707,051
NRG Yield, Inc. — Class A	9,360	440,388
Dynegy, Inc.*	14,125	407,648
Total Independent Power Producer		2,325,042

WATER - 3.5%
American Water Works Co., Inc.	14,527	700,638
Aqua America, Inc.	20,666	486,271
Cia de Saneamento Basico do Estado de Sao Paulo ADR	47,895	388,428
Total Water		1,575,337

ELECTRIC-GENERATION - 1.7%
AES Corp.	53,864	763,792

ELECTRIC-TRANSMISSION - 1.2%
ITC Holdings Corp.	15,715	559,925

Total Common Stocks
(Cost $33,948,060)		44,968,001

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	$165,479	165,479
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	68,149	68,149
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	68,149	68,149
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	68,149	68,149
Total Repurchase Agreements
(Cost $369,926)		369,926

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
UTILITIES FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$152,879	$152,879
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	25,062	25,062
Total Securities Lending Collateral
(Cost $177,941)		177,941

Total Investments - 101.0%
(Cost $34,495,927)		$45,515,868
Other Assets & Liabilities, net - (1.0)%		(436,280)
Total Net Assets - 100.0%		$45,079,588

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES(Unaudited)
September 30, 2014

Assets:
Investments, at value - including $201,780 of securities loaned (cost $33,948,060)	$44,968,001
Repurchase agreements, at value (cost $547,867)	547,867
Total investments (cost $34,495,927)	45,515,868
Segregated cash with broker	29,159
Cash	20,057
Receivables:
Fund shares sold	116,663
Dividends	101,081
Securities lending income	798
Total assets	45,783,626

Liabilities:
Payable for:
Fund shares redeemed	410,571
Upon return of securities loaned	207,100
Management fees	31,698
Distribution and service fees	13,371
Transfer agent and administrative fees	9,323
Portfolio accounting fees	3,729
Miscellaneous	28,246
Total liabilities	704,038
Net assets	$45,079,588

Net assets consist of:
Paid in capital	$34,111,445
Undistributed net investment income	1,364,624
Accumulated net realized loss on investments	(1,416,422)
Net unrealized appreciation on investments	11,019,941
Net assets	$45,079,588

Investor Class:
Net assets	$16,409,465
Capital shares outstanding	475,388
Net asset value per share	$34.52

Advisor Class:
Net assets	$13,111,223
Capital shares outstanding	416,753
Net asset value per share	$31.46

A-Class:
Net assets	$6,431,115
Capital shares outstanding	198,180
Net asset value per share	$32.45
Maximum offering price per share (Net asset value divided by 95.25%)	$34.07

C-Class:
Net assets	$9,127,785
Capital shares outstanding	316,686
Net asset value per share	$28.82

STATEMENT OF OPERATIONS(Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $8,642)	$1,603,095
Income from securities lending, net	4,179
Interest	15
Total investment income	1,607,289

Expenses:
Management fees	360,712
Transfer agent and administrative fees	106,092
Distribution and service fees:
Advisor Class	17,726
A-Class	11,160
C-Class	46,935
Portfolio accounting fees	42,436
Custodian fees	4,953
Tax expense	3,490
Trustees' fees*	3,385
Line of credit interest expense	554
Miscellaneous	59,831
Total expenses	657,274
Net investment income	950,015

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,090,148
Net realized gain	4,090,148
Net change in unrealized appreciation (depreciation) on:
Investments	(2,675,130)
Net change in unrealized appreciation (depreciation)	(2,675,130)
Net realized and unrealized gain	1,415,018
Net increase in net assets resulting from operations	$2,365,033
*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$950,015	$1,150,415
Net realized gain on investments	4,090,148	3,726,063
Net change in unrealized appreciation (depreciation) on investments	(2,675,130)	(345,635)
Net increase in net assets resulting from operations	2,365,033	4,530,843

Distributions to shareholders from:
Net investment income
Investor Class	—	(653,403)
Advisor Class	—	(166,669)
A-Class	—	(161,160)
C-Class	—	(302,460)
Total distributions to shareholders	—	(1,283,692)

Capital share transactions:
Proceeds from sale of shares
Investor Class	84,445,431	273,458,616
Advisor Class	96,944,420	89,095,236
A-Class	7,950,540	23,091,679
C-Class	16,606,617	36,830,999
Distributions reinvested
Investor Class	—	639,026
Advisor Class	—	162,897
A-Class	—	143,241
C-Class	—	277,036
Cost of shares redeemed
Investor Class	(166,415,205)	(224,424,635)
Advisor Class	(85,729,117)	(91,124,222)
A-Class	(13,105,883)	(19,091,917)
C-Class	(15,909,949)	(36,035,250)
Net increase (decrease) from capital share transactions	(75,213,146)	53,022,706
Net increase (decrease) in net assets	(72,848,113)	56,269,857

Net assets:
Beginning of period	117,927,701	61,657,844
End of period	$45,079,588	$117,927,701
Undistributed net investment income at end of period	$1,364,624	$414,609

Capital share activity:
Shares sold
Investor Class	2,413,727	8,321,501
Advisor Class	3,017,541	2,982,830
A-Class	240,002	747,486
C-Class	564,623	1,344,893
Shares issued from reinvestment of distributions
Investor Class	—	20,594
Advisor Class	—	5,732
A-Class	—	4,900
C-Class	—	10,603
Shares redeemed
Investor Class	(4,756,375)	(6,835,762)
Advisor Class	(2,673,787)	(3,074,956)
A-Class	(398,409)	(619,975)
C-Class	(541,737)	(1,312,120)
Net increase (decrease) in shares	(2,134,415)	1,595,726

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$34.01	$32.71	$29.13	$27.00	$24.80	$20.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.78	.74	.73	.86	.61
Net gain (loss) on investments (realized and unrealized)	.08	1.98	3.96	1.80	2.96	4.85
Total from investment operations	.51	2.76	4.70	2.53	3.82	5.46
Less distributions from:
Net investment income	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Total distributions	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Net asset value, end of period	$34.52	$34.01	$32.71	$29.13	$27.00	$24.80

Total Return[c]	1.50%	8.88%	16.75%	9.44%	15.94%	26.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,409	$95,854	$42,907	$37,469	$9,328	$9,912
Ratios to average net assets:
Net investment income (loss)	2.45%	2.38%	2.45%	2.59%	3.35%	2.49%
Total expenses	1.37%	1.40%	1.35%	1.35%	1.37%	1.39%
Portfolio turnover rate	156%	508%	534%	549%	800%	758%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$31.09	$30.19	$27.10	$25.26	$23.40	$19.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.69	.48	.56	.62	.47
Net gain (loss) on investments (realized and unrealized)	.07	1.67	3.73	1.68	2.86	4.59
Total from investment operations	.37	2.36	4.21	2.24	3.48	5.06
Less distributions from:
Net investment income	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Total distributions	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Net asset value, end of period	$31.46	$31.09	$30.19	$27.10	$25.26	$23.40

Total Return[c]	1.19%	8.29%	16.23%	8.90%	15.43%	25.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,111	$2,269	$4,812	$8,036	$1,240	$1,184
Ratios to average net assets:
Net investment income (loss)	1.89%	2.30%	1.70%	2.11%	2.53%	2.07%
Total expenses	1.87%	1.88%	1.85%	1.84%	1.87%	1.88%
Portfolio turnover rate	156%	508%	534%	549%	800%	758%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

UTILITIES FUND

FINANCIAL HIGHLIGHTS(concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$32.02	$30.95	$27.69	$25.75	$23.77	$19.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.63	.65	.67	.54	.65
Net gain (loss) on investments (realized and unrealized)	.10	1.90	3.73	1.67	3.06	4.54
Total from investment operations	.43	2.53	4.38	2.34	3.60	5.19
Less distributions from:
Net investment income	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Total distributions	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Net asset value, end of period	$32.45	$32.02	$30.95	$27.69	$25.75	$23.77

Total Return[c]	1.34%	8.64%	16.46%	9.16%	15.70%	26.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,431	$11,417	$6,938	$7,912	$3,289	$1,721
Ratios to average net assets:
Net investment income (loss)	2.01%	2.05%	2.26%	2.47%	2.23%	2.81%
Total expenses	1.62%	1.63%	1.61%	1.60%	1.63%	1.64%
Portfolio turnover rate	156%	508%	534%	549%	800%	758%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$28.55	$27.96	$25.31	$23.76	$22.21	$18.71
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.34	.42	.42	.39	.39
Net gain (loss) on investments (realized and unrealized)	.07	1.71	3.35	1.53	2.78	4.33
Total from investment operations	.27	2.05	3.77	1.95	3.17	4.72
Less distributions from:
Net investment income	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Total distributions	—	(1.46)	(1.12)	(.40)	(1.62)	(1.22)
Net asset value, end of period	$28.82	$28.55	$27.96	$25.31	$23.76	$22.21

Total Return[c]	0.95%	7.83%	15.58%	8.28%	14.85%	25.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,128	$8,387	$7,001	$6,961	$4,751	$7,306
Ratios to average net assets:
Net investment income (loss)	1.38%	1.22%	1.62%	1.70%	1.72%	1.77%
Total expenses	2.37%	2.38%	2.36%	2.35%	2.38%	2.39%
Portfolio turnover rate	156%	508%	534%	549%	800%	758%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS(Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the "Trust"), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act"), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share ("NAV"), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At September 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the "Funds"). Only Investor Class, Advisor Class, A-Class, C-Class and H-Class shares have been issued by the Funds.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments ("GI") provides advisory services, and Rydex Fund Services, LLC ("RFS") provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC ("GFD") acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund's securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently

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as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

F. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

G. Under the Funds' organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain

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a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. The Funds pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, GFD receives shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder's financial adviser an ongoing sales commission. GFD advances the first year's service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2014, GFD retained sales charges of $31,232 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS(Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$17,706,604	$1,103,161	$(376,686)	$726,475
Basic Materials Fund	34,560,270	8,463,236	(997,971)	7,465,265
Biotechnology Fund	328,219,889	183,136,311	(16,193,585)	166,942,726
Consumer Products Fund	190,124,559	51,149,146	(2,661,765)	48,487,381
Electronics Fund	56,255,867	2,742,747	(1,944,919)	797,828
Energy Fund	34,293,213	19,603,127	(1,132,629)	18,470,498
Energy Services Fund	30,201,604	16,748,640	(1,244,729)	15,503,911
Financial Services Fund	25,037,499	3,177,773	(663,797)	2,513,976
Health Care Fund	103,337,050	38,019,645	(1,717,221)	36,302,424
Internet Fund	17,625,824	4,454,267	(340,019)	4,114,248
Leisure Fund	6,414,067	3,219,532	(31,938)	3,187,594
Precious Metals Fund	70,814,239	—	(14,112,586)	(14,112,586)
Real Estate Fund	27,725,568	901,916	(338,688)	563,228
Retailing Fund	6,871,809	4,178,875	(37,053)	4,141,822
Technology Fund	29,989,999	9,609,445	(644,215)	8,965,230
Telecommunications Fund	7,767,635	494,674	(242,247)	252,427
Transportation Fund	66,121,654	19,161,719	(1,457,784)	17,703,935
Utilities Fund	39,381,384	6,444,622	(310,138)	6,134,484

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NOTES TO FINANCIAL STATEMENTS(Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds' net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Banking Fund	$18,160,761	$272,318	$—	$18,433,079
Basic Materials Fund	40,570,785	1,454,749	—	42,025,534
Biotechnology Fund	425,243,351	69,898,169	21,096	495,162,616
Consumer Products Fund	234,786,720	3,825,220	—	238,611,940
Electronics Fund	54,574,833	2,478,862	—	57,053,695
Energy Fund	50,823,881	1,939,830	—	52,763,711
Energy Services Fund	43,113,760	2,591,755	—	45,705,515
Financial Services Fund	27,254,569	296,906	—	27,551,475
Health Care Fund	135,831,258	3,808,216	—	139,639,474
Internet Fund	21,063,010	677,061	—	21,740,071
Leisure Fund	9,442,543	159,118	—	9,601,661
Precious Metals Fund	53,462,985	3,238,668	—	56,701,653
Real Estate Fund	28,030,554	258,242	—	28,288,796
Retailing Fund	10,754,034	259,596	—	11,013,630
Technology Fund	37,911,877	1,043,352	—	38,955,229
Telecommunications Fund	7,888,876	126,531	4,657	8,020,064
Transportation Fund	82,384,191	1,441,398	—	83,825,589
Utilities Fund	44,968,001	547,867	—	45,515,868

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment's valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of September 30, 2014, Biotechnology Fund and Telecommunications Fund had securities with a total value of $21,096 and $4,657 respectively, transfer from Level 2 to Level 3 based on a change in availability of market information.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS(Unaudited)(continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds' custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
UMB Financial Corp.			U.S. Treasury Note
0.00%			1.25%
Due 10/01/14	$4,856,405	$4,856,405	10/31/15	$4,871,200	$4,953,575

RBC Capital Markets			U.S. Treasury Strips
(0.05)%			0.00%
Due 10/01/14	2,000,000	1,999,997	11/15/27	2,957,000	2,040,330

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	2,000,000	2,000,000	11/15/22	2,491,600	2,040,027

Mizuho Financial Group, Inc.			U.S. Treasury Strips
0.01%			0.00%
Due 10/01/14	2,000,000	2,000,000	08/15/19 - 11/15/42	3,888,500	2,040,015

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds' securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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NOTES TO FINANCIAL STATEMENTS(Unaudited)(continued)

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Banking Fund	$125,400	$128,700
Basic Materials Fund	1,278,930	1,319,200
Biotechnology Fund	74,951,920	79,553,381
Consumer Products Fund	3,338,207	3,402,159
Electronics Fund	2,194,294	2,369,550
Energy Fund	1,715,322	1,795,135
Energy Services Fund	2,459,912	2,635,163
Financial Services Fund	185,651	190,175
Health Care Fund	3,255,831	3,415,930
Internet Fund	601,939	633,000
Leisure Fund	103,761	108,050
Precious Metals Fund	2,769,297	3,050,900
Real Estate Fund	210,024	213,100
Retailing Fund	172,410	180,850
Technology Fund	866,599	905,625
Telecommunications Fund	97,652	102,150
Transportation Fund	1,578,224	1,617,600
Utilities Fund	201,780	207,100

Cash collateral received was invested in the following joint repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$75,212,340	$75,212,340	11/15/19 - 11/15/30	$91,252,226	$62,887,439
			U.S. Treasury Note
			1.38%
			11/30/18	13,884,292	13,835,190

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	12,329,892	12,329,892	02/15/41	9,225,162	12,577,252

There is also $14,345,535 in segregated cash held as collateral.

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NOTES TO FINANCIAL STATEMENTS(Unaudited)(continued)

7. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$35,719,531	$40,710,989
Basic Materials Fund	86,150,149	100,085,681
Biotechnology Fund	195,217,567	237,997,471
Consumer Products Fund	153,820,906	95,215,412
Electronics Fund	89,604,727	54,381,285
Energy Fund	188,580,653	194,531,807
Energy Services Fund	120,409,220	126,931,527
Financial Services Fund	43,512,070	46,644,830
Health Care Fund	110,460,771	135,861,933
Internet Fund	54,373,663	88,907,488
Leisure Fund	40,560,436	62,006,986
Precious Metals Fund	110,065,803	111,014,047
Real Estate Fund	101,120,859	99,391,989
Retailing Fund	32,877,114	97,822,884
Technology Fund	47,475,255	58,476,777
Telecommunications Fund	33,339,876	31,270,771
Transportation Fund	113,666,446	96,916,515
Utilities Fund	132,876,842	206,634,209

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. On September 30, 2014, the Transportation Fund borrowed $176,000 under this agreement. The Funds did not have any other borrowings under this agreement at September 30, 2014.

The average daily balances borrowed for the period ended September 30, 2014, were as follows:

Fund	Average Daily Balance
Banking Fund	$28,274
Basic Materials Fund	3,961
Biotechnology Fund	366,400
Consumer Products Fund	21,117
Electronics Fund	13,416
Energy Fund	12,410
Energy Services Fund	20,421
Financial Services Fund	10,780
Health Care Fund	33,414
Internet Fund	26,881
Leisure Fund	9,039
Precious Metals Fund	25,630
Retailing Fund	33,482
Technology Fund	16,366
Telecommunications Fund	8,085
Transportation Fund	13,674
Utilities Fund	62,205

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NOTES TO FINANCIAL STATEMENTS(Unaudited)(continued)

9. Reverse Share Splits

A reverse share split occurred for the following Funds at the close of business:

Fund	Effective Date	Split Type
Technology Fund	February 7, 2014	One-for-Three Reverse Split
Telecommunications Fund	February 7, 2014	One-for-Three Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented through February 7, 2014 have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the "FitzSimons action"), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company ("Tribune") in 2007, when Tribune effected a leveraged buyout transaction ("LBO") by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the "SLCFC actions"). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune's former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the "MDL Proceeding").

On September 23, 2013, the District Court granted the defendants' omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a "global" motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune's LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the "Funds"). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund's net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

NOTES TO FINANCIAL STATEMENTS(Unaudited)(concluded)

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the "Creditor Trust action").

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company ("Lyondell") shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the "Litigation Trust action"), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. If the Court agrees to certify a defendant class, a judgment could bind all members of the group (whether or not individually named in the litigation). The defendants plan to oppose the motion.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion in late December 2014.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund's net asset value.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION(Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
(Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC ("GD"), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC ("GFD"). Following the consolidation, GFD serves as the Funds' distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds' distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

OTHER INFORMATION(Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement

At in-person meetings of the Board of Trustees (the "Board") of Rydex Series Funds (the "Trust") held on May 15 and June 4, 2014 (each, a "Meeting" and, together, the "Meetings"), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a "Fund" and, collectively, the "Funds"), the Board, including the Trustees who are not "interested persons," as defined by the Investment Company Act of 1940, of the Trust (the "Independent Trustees"), unanimously approved the continuation of the investment advisory agreement (the "Investment Advisory Agreement") between the Trust and Security Investors, LLC (the "Advisor") with respect to each of the Funds for an additional one-year period, based on the Board's review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board's consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board's responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor's investment advisory and other services; (b) the Advisor's investment management personnel; (c) the Advisor's operations and financial condition; (d) the Advisor's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds' advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor's rationale for not including breakpoints; (f) each Fund's overall fees and operating expenses compared with those of peer funds; (g) the Advisor's profitability with respect to its Fund-related operations; (h) the Advisor's compliance systems; (i) the Advisor's policies and compliance procedures applicable to personal securities transactions; (j) the Advisor's reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board's deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor's fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor's representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC ("FUSE"), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds' fees, expenses and total return performance to those of comparable funds in the Funds' peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds' and peer funds' actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor's representation

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION(Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•	Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds' expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor's profit margin as reflected in the Advisor's profitability analysis.

•	Economies of Scale. In connection with its review of the Funds' profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor's fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds' asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor's affiliates and the fees paid to the Advisor's affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor's and its affiliates' commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS(Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS(Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS(Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an "interested" person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser's parent company.
***
The "Fund Complex" includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES(Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively "Guggenheim Investments").

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. "Nonpublic personal information" is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to "opt out" of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

GUGGENHEIM INVESTMENTS PRIVACY POLICIES(Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of "http cookies"—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We'll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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9.30.2014

Rydex Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
S&P 500® Fund
Inverse S&P 500® Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Inverse Russell 2000® Strategy Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund

Money Market Fund
U.S. Government Money Market Fund

RBENF-SEMI-0914x0315	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NOVA FUND	11
S&P 500® FUND	23
INVERSE S&P 500® STRATEGY FUND	34
INVERSE NASDAQ-100® STRATEGY FUND	41
MID-CAP 1.5x STRATEGY FUND	48
INVERSE MID-CAP STRATEGY FUND	58
RUSSELL 2000® 1.5x STRATEGY FUND	64
RUSSELL 2000® FUND	90
INVERSE RUSSELL 2000® STRATEGY FUND	116
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	122
HIGH YIELD STRATEGY FUND	130
INVERSE HIGH YIELD STRATEGY FUND	136
U.S. GOVERNMENT MONEY MARKET FUND	142
NOTES TO FINANCIAL STATEMENTS	148
OTHER INFORMATION	164
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	167
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	170

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ended September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was, on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Indexrepresents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor’s.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.29%	8.75%	$1,000.00	$1,087.50	$6.75
Advisor Class	1.79%	8.49%	1,000.00	1,084.90	9.36
A-Class	1.54%	8.62%	1,000.00	1,086.20	8.05
C-Class	2.29%	8.19%	1,000.00	1,081.90	11.95
H-Class[4]	1.55%	(2.95%)	1,000.00	970.50	0.50
S&P 500® Fund
A-Class	1.61%	5.56%	1,000.00	1,055.60	8.30
C-Class	2.36%	5.15%	1,000.00	1,051.50	12.14
H-Class	1.60%	5.58%	1,000.00	1,055.80	8.25
Inverse S&P 500® Strategy Fund
Investor Class	1.42%	(6.90%)	1,000.00	931.00	6.87
Advisor Class	1.92%	(7.10%)	1,000.00	929.00	9.28
A-Class	1.67%	(7.00%)	1,000.00	930.00	8.08
C-Class	2.42%	(7.32%)	1,000.00	926.80	11.69
H-Class[4]	1.68%	1.88%	1,000.00	1,018.80	0.56
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.47%	(12.96%)	1,000.00	870.40	6.89
Advisor Class	1.97%	(13.28%)	1,000.00	867.20	9.22
A-Class	1.72%	(13.06%)	1,000.00	869.40	8.06
C-Class	2.47%	(13.41%)	1,000.00	865.90	11.55
H-Class[4]	1.72%	1.13%	1,000.00	1,011.30	0.57
Mid-Cap 1.5x Strategy Fund
A-Class	1.67%	(1.09%)	1,000.00	989.10	8.33
C-Class	2.42%	(1.48%)	1,000.00	985.20	12.04
H-Class	1.67%	(1.11%)	1,000.00	988.90	8.33
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	(1.52%)	1,000.00	984.80	8.31
C-Class	2.42%	(1.89%)	1,000.00	981.10	12.02
H-Class	1.67%	(1.55%)	1,000.00	984.50	8.31

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	(9.37%)	$1,000.00	$906.30	$8.17
C-Class	2.46%	(9.71%)	1,000.00	902.90	11.73
H-Class	1.71%	(9.37%)	1,000.00	906.30	8.17
Russell 2000® Fund
A-Class	1.60%	(6.16%)	1,000.00	938.40	7.77
C-Class	2.49%	(6.50%)	1,000.00	935.00	12.08
H-Class	1.60%	(6.18%)	1,000.00	938.20	7.77
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	3.64%	1,000.00	1,036.40	8.73
C-Class	2.46%	3.24%	1,000.00	1,032.40	12.53
H-Class	1.71%	3.62%	1,000.00	1,036.20	8.73
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	10.52%	1,000.00	1,105.20	5.12
Advisor Class	1.47%	10.38%	1,000.00	1,103.80	7.75
A-Class	1.22%	10.38%	1,000.00	1,103.80	6.43
C-Class	1.97%	9.97%	1,000.00	1,099.70	10.37
H-Class[4]	1.22%	3.56%	1,000.00	1,035.60	0.41
High Yield Strategy Fund
A-Class	1.51%	0.04%	1,000.00	1,000.40	7.57
C-Class	2.26%	(0.33%)	1,000.00	996.70	11.31
H-Class	1.51%	0.09%	1,000.00	1,000.90	7.57
Inverse High Yield Strategy Fund
A-Class	1.52%	(2.35%)	1,000.00	976.50	7.53
C-Class	2.27%	(2.76%)	1,000.00	972.40	11.22
H-Class	1.52%	(2.34%)	1,000.00	976.60	7.53
U.S. Government Money Market Fund	0.08%	0.00%	1,000.00	1,000.00	0.40

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.29%	5.00%	$1,000.00	$1,018.60	$6.53
Advisor Class	1.79%	5.00%	1,000.00	1,016.09	9.05
A-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
H-Class[4]	1.55%	5.00%	1,000.00	1,017.30	7.84
S&P 500® Fund
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Inverse S&P 500® Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.95	7.18
Advisor Class	1.92%	5.00%	1,000.00	1,015.44	9.70
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class[4]	1.68%	5.00%	1,000.00	1,016.65	8.49
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
Advisor Class	1.97%	5.00%	1,000.00	1,015.19	9.95
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class[4]	1.72%	5.00%	1,000.00	1,016.44	8.69
Mid-Cap 1.5x Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Inverse Mid-Cap Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Russell 2000® 1.5x Strategy Fund
A-Class	1.71%	5.00%	$1,000.00	$1,016.50	$8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Russell 2000® Fund
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Inverse Russell 2000® Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Government Long Bond 1.2x Strategy Fund
Investor Class	0.97%	5.00%	1,000.00	1,020.21	4.91
Advisor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.22%	5.00%	1,000.00	1,018.95	6.17
C-Class	1.97%	5.00%	1,000.00	1,015.19	9.95
H-Class[4]	1.22%	5.00%	1,000.00	1,018.95	6.17
High Yield Strategy Fund
A-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.51%	5.00%	1,000.00	1,017.50	7.64
Inverse High Yield Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
U.S. Government Money Market Fund	0.08%	5.00%	1,000.00	1,024.67	0.41

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.
[4]
Since commencement of operations: September 18, 2014. Expenses paid based on actual fund return are calculated using 12 days from the commencement of operations. Expenses paid based on the hypothetical 5% return are calculated using 183 days.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2014

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.1%
Exxon Mobil Corp.	1.4%
Microsoft Corp.	1.3%
Johnson & Johnson	1.1%
General Electric Co.	0.9%
Berkshire Hathaway, Inc. — Class B	0.9%
Wells Fargo & Co.	0.9%
Procter & Gamble Co.	0.8%
JPMorgan Chase & Co.	0.8%
Chevron Corp.	0.8%
Top Ten Total	11.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
NOVA FUND

	Shares	Value

COMMON STOCKS† - 61.4%

CONSUMER, NON-CYCLICAL - 13.8%
Johnson & Johnson	12,967	$1,382,152
Procter & Gamble Co.	12,449	1,042,480
Pfizer, Inc.	29,154	862,083
Merck & Company, Inc.	13,263	786,231
Coca-Cola Co.	18,149	774,236
Gilead Sciences, Inc.*	6,950	739,828
PepsiCo, Inc.	6,928	644,928
Philip Morris International, Inc.	7,182	598,979
Amgen, Inc.	3,493	490,627
AbbVie, Inc.	7,318	422,688
Altria Group, Inc.	9,119	418,927
Bristol-Myers Squibb Co.	7,623	390,145
UnitedHealth Group, Inc.	4,467	385,278
Biogen Idec, Inc.*	1,086	359,260
Celgene Corp.*	3,676	348,411
MasterCard, Inc. — Class A	4,525	334,488
Eli Lilly & Co.	4,521	293,187
Actavis plc*	1,215	293,155
Abbott Laboratories	6,914	287,553
Medtronic, Inc.	4,504	279,023
Mondelez International, Inc. — Class A	7,751	265,588
Colgate-Palmolive Co.	3,947	257,423
Allergan, Inc.	1,366	243,408
Express Scripts Holding Co.*	3,427	242,049
McKesson Corp.	1,065	207,324
Kimberly-Clark Corp.	1,719	184,913
Automatic Data Processing, Inc.	2,211	183,690
Covidien plc	2,077	179,682
Baxter International, Inc.	2,491	178,780
Kraft Foods Group, Inc.	2,731	154,028
Archer-Daniels-Midland Co.	2,968	151,665
Alexion Pharmaceuticals, Inc.*	910	150,896
WellPoint, Inc.	1,261	150,841
General Mills, Inc.	2,816	142,067
Aetna, Inc.	1,630	132,030
Vertex Pharmaceuticals, Inc.*	1,095	122,979
Regeneron Pharmaceuticals, Inc.*	339	122,216
Kroger Co.	2,248	116,895
Cardinal Health, Inc.	1,548	115,976
Stryker Corp.	1,375	111,031
Cigna Corp.	1,213	110,007
McGraw Hill Financial, Inc.	1,246	105,224
Sysco Corp.	2,698	102,389
Becton Dickinson and Co.	882	100,380
Lorillard, Inc.	1,655	99,151
Humana, Inc.	709	92,376
Perrigo Company plc	615	92,367
Mead Johnson Nutrition Co. — Class A	930	89,485
Zoetis, Inc.	2,304	85,133
Reynolds American, Inc.	1,417	83,603
Moody’s Corp.	855	80,798
St. Jude Medical, Inc.	1,309	78,710
Mylan, Inc.*	1,720	78,243
Zimmer Holdings, Inc.	777	78,127
Estee Lauder Companies, Inc. — Class A	1,034	77,260
Intuitive Surgical, Inc.*	165	76,200
AmerisourceBergen Corp. — Class A	980	75,754
Keurig Green Mountain, Inc.	560	72,873
Kellogg Co.	1,176	72,442
Boston Scientific Corp.*	6,095	71,982
Constellation Brands, Inc. — Class A*	770	67,113
Brown-Forman Corp. — Class B	726	65,500
Hershey Co.	686	65,465
ConAgra Foods, Inc.	1,943	64,197
Alliance Data Systems Corp.*	255	63,309
Whole Foods Market, Inc.	1,661	63,301
Monster Beverage Corp.*	661	60,594
DaVita HealthCare Partners, Inc.*	790	57,781
Dr Pepper Snapple Group, Inc.	897	57,686
Clorox Co.	592	56,856
Molson Coors Brewing Co. — Class B	732	54,490
Tyson Foods, Inc. — Class A	1,347	53,031
Edwards Lifesciences Corp.*	488	49,849
United Rentals, Inc.*	441	48,995
CR Bard, Inc.	343	48,950
Mallinckrodt plc*	521	46,968
JM Smucker Co.	468	46,327
Coca-Cola Enterprises, Inc.	1,039	46,090
Universal Health Services, Inc. — Class B	419	43,785
CareFusion Corp.*	933	42,218
Equifax, Inc.	560	41,854
Hospira, Inc.*	776	40,375
Quest Diagnostics, Inc.	664	40,291
McCormick & Company, Inc.	597	39,939
Laboratory Corporation of America Holdings*	390	39,683
H&R Block, Inc.	1,265	39,228
Western Union Co.	2,436	39,073
Varian Medical Systems, Inc.*	474	37,977
Safeway, Inc.	1,059	36,324
Quanta Services, Inc.*	997	36,181
Campbell Soup Co.	823	35,167
Hormel Foods Corp.	618	31,759
Cintas Corp.	444	31,342
Robert Half International, Inc.	632	30,968
DENTSPLY International, Inc.	652	29,731
ADT Corp.	800	28,368
Tenet Healthcare Corp.*	450	26,726
Avon Products, Inc.	1,998	25,175
Total System Services, Inc.	760	23,530
Avery Dennison Corp.	431	19,244
Patterson Companies, Inc.	398	16,489
Total Consumer, Non-cyclical		18,061,573

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
NOVA FUND

	Shares	Value

FINANCIAL - 10.2%
Berkshire Hathaway, Inc. — Class B*	8,382	$1,157,889
Wells Fargo & Co.	21,842	1,132,945
JPMorgan Chase & Co.	17,294	1,041,791
Bank of America Corp.	48,350	824,368
Citigroup, Inc.	13,939	722,319
Visa, Inc. — Class A	2,263	482,856
American Express Co.	4,138	362,241
American International Group, Inc.	6,561	354,426
U.S. Bancorp	8,285	346,562
Goldman Sachs Group, Inc.	1,884	345,846
MetLife, Inc.	5,171	277,787
Morgan Stanley	7,041	243,407
Simon Property Group, Inc.	1,429	234,956
PNC Financial Services Group, Inc.	2,485	212,666
Capital One Financial Corp.	2,581	210,661
Bank of New York Mellon Corp.	5,203	201,511
BlackRock, Inc. — Class A	580	190,425
Prudential Financial, Inc.	2,115	185,993
American Tower Corp. — Class A	1,821	170,500
ACE Ltd.	1,543	161,814
Charles Schwab Corp.	5,273	154,973
Travelers Companies, Inc.	1,559	146,453
State Street Corp.	1,947	143,319
Discover Financial Services	2,124	136,764
Marsh & McLennan Companies, Inc.	2,503	131,007
Crown Castle International Corp.	1,535	123,614
BB&T Corp.	3,308	123,090
Allstate Corp.	1,993	122,310
Aflac, Inc.	2,083	121,335
Aon plc	1,335	117,039
CME Group, Inc. — Class A	1,452	116,095
Public Storage	667	110,615
Ameriprise Financial, Inc.	861	106,230
Equity Residential	1,663	102,407
Intercontinental Exchange, Inc.	522	101,816
Chubb Corp.	1,106	100,734
Franklin Resources, Inc.	1,811	98,899
T. Rowe Price Group, Inc.	1,209	94,786
Health Care REIT, Inc.	1,490	92,932
SunTrust Banks, Inc.	2,441	92,831
Prologis, Inc.	2,299	86,672
AvalonBay Communities, Inc.	603	85,005
Ventas, Inc.	1,353	83,818
HCP, Inc.	2,110	83,788
Boston Properties, Inc.	704	81,495
Vornado Realty Trust	802	80,168
Invesco Ltd.	1,989	78,526
Weyerhaeuser Co.	2,429	77,388
Fifth Third Bancorp	3,836	76,797
Hartford Financial Services Group, Inc.	2,059	76,698
M&T Bank Corp.	607	74,837
Host Hotels & Resorts, Inc.	3,480	74,228
Northern Trust Corp.	1,018	69,255
General Growth Properties, Inc.	2,885	67,942
Principal Financial Group, Inc.	1,257	65,955
Lincoln National Corp.	1,200	64,296
Regions Financial Corp.	6,338	63,634
Progressive Corp.	2,475	62,568
Loews Corp.	1,402	58,407
KeyCorp	4,031	53,733
Essex Property Trust, Inc.	292	52,195
Affiliated Managers Group, Inc.*	255	51,092
Comerica, Inc.	831	41,434
Kimco Realty Corp.	1,890	41,410
Macerich Co.	647	41,298
XL Group plc — Class A	1,221	40,501
Unum Group	1,172	40,293
CBRE Group, Inc. — Class A*	1,283	38,156
Huntington Bancshares, Inc.	3,756	36,546
Navient Corp.	1,928	34,145
Cincinnati Financial Corp.	677	31,853
Plum Creek Timber Company, Inc.	814	31,754
Torchmark Corp.	600	31,422
E*TRADE Financial Corp.*	1,327	29,977
Genworth Financial, Inc. — Class A*	2,283	29,907
Zions Bancorporation	932	27,084
Iron Mountain, Inc.	790	25,794
Legg Mason, Inc.	469	23,994
NASDAQ OMX Group, Inc.	543	23,034
Hudson City Bancorp, Inc.	2,212	21,500
Apartment Investment & Management Co. — Class A	672	21,383
Assurant, Inc.	328	21,090
People’s United Financial, Inc.	1,427	20,649
Total Financial		13,419,933

TECHNOLOGY - 8.3%
Apple, Inc.	27,531	2,773,747
Microsoft Corp.	37,885	1,756,349
International Business Machines Corp.	4,266	809,815
Intel Corp.	22,764	792,642
QUALCOMM, Inc.	7,706	576,178
Oracle Corp.	14,952	572,362
Hewlett-Packard Co.	8,581	304,368
EMC Corp.	9,327	272,908
Accenture plc — Class A	2,902	235,991
Texas Instruments, Inc.	4,908	234,063
Micron Technology, Inc.*	4,923	168,662
salesforce.com, Inc.*	2,647	152,282
Adobe Systems, Inc.*	2,172	150,281
Cognizant Technology Solutions Corp. — Class A*	2,795	125,132
Applied Materials, Inc.	5,602	121,059

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
NOVA FUND

	Shares	Value

Intuit, Inc.	1,305	$114,383
SanDisk Corp.	1,031	100,986
Avago Technologies Ltd.	1,157	100,659
Broadcom Corp. — Class A	2,473	99,959
Western Digital Corp.	1,011	98,391
Seagate Technology plc	1,503	86,077
Cerner Corp.*	1,396	83,160
Fiserv, Inc.*	1,146	74,071
Fidelity National Information Services, Inc.	1,312	73,866
Analog Devices, Inc.	1,445	71,513
Paychex, Inc.	1,503	66,433
Xerox Corp.	4,984	65,938
NetApp, Inc.	1,468	63,065
KLA-Tencor Corp.	760	59,873
Autodesk, Inc.*	1,045	57,580
Lam Research Corp.	745	55,652
Citrix Systems, Inc.*	756	53,933
Xilinx, Inc.	1,234	52,260
Electronic Arts, Inc.*	1,437	51,172
Altera Corp.	1,421	50,843
Akamai Technologies, Inc.*	819	48,976
Red Hat, Inc.*	869	48,794
Linear Technology Corp.	1,097	48,696
NVIDIA Corp.	2,367	43,671
Microchip Technology, Inc.	921	43,499
CA, Inc.	1,473	41,156
Computer Sciences Corp.	667	40,787
Teradata Corp.*	713	29,889
Pitney Bowes, Inc.	932	23,291
First Solar, Inc.*	345	22,704
Dun & Bradstreet Corp.	167	19,617
Total Technology		10,936,733

COMMUNICATIONS - 7.3%
Verizon Communications, Inc.	19,059	952,759
AT&T, Inc.	23,844	840,263
Google, Inc. — Class A*	1,306	768,463
Google, Inc. — Class C*	1,306	754,032
Facebook, Inc. — Class A*	8,966	708,673
Walt Disney Co.	7,261	646,447
Comcast Corp. — Class A	11,900	639,982
Cisco Systems, Inc.	23,445	590,111
Amazon.com, Inc.*	1,742	561,690
Twenty-First Century Fox, Inc. — Class A	8,660	296,951
Time Warner, Inc.	3,930	295,575
eBay, Inc.*	5,193	294,080
Priceline Group, Inc.*	241	279,217
DIRECTV*	2,309	199,775
Time Warner Cable, Inc.	1,281	183,811
Yahoo!, Inc.*	4,253	173,310
Viacom, Inc. — Class B	1,751	134,722
Netflix, Inc.*	276	124,526
CBS Corp. — Class B	2,228	119,198
Corning, Inc.	5,936	114,802
CenturyLink, Inc.	2,622	107,214
Omnicom Group, Inc.	1,155	79,533
Symantec Corp.	3,175	74,644
Motorola Solutions, Inc.	1,015	64,229
Nielsen N.V.	1,399	62,018
Discovery Communications, Inc. — Class C*	1,256	46,824
TripAdvisor, Inc.*	512	46,807
Juniper Networks, Inc.	1,846	40,889
F5 Networks, Inc.*	341	40,490
Expedia, Inc.	456	39,955
News Corp. — Class A*	2,290	37,441
Scripps Networks Interactive, Inc. — Class A	477	37,249
Interpublic Group of Companies, Inc.	1,937	35,486
Harris Corp.	482	32,005
Gannett Company, Inc.	1,037	30,768
Frontier Communications Corp.	4,607	29,992
Windstream Holdings, Inc.	2,771	29,871
VeriSign, Inc.*	517	28,497
Discovery Communications, Inc. — Class A*	680	25,704
Cablevision Systems Corp. — Class A	997	17,457
Total Communications		9,585,460

INDUSTRIAL - 6.3%
General Electric Co.	46,134	1,181,952
Union Pacific Corp.	4,126	447,341
3M Co.	2,979	422,065
United Technologies Corp.	3,912	413,107
Boeing Co.	3,081	392,457
Honeywell International, Inc.	3,598	335,046
United Parcel Service, Inc. — Class B	3,234	317,869
Caterpillar, Inc.	2,887	285,899
Lockheed Martin Corp.	1,240	226,647
Thermo Fisher Scientific, Inc.	1,834	223,199
Danaher Corp.	2,803	212,972
Emerson Electric Co.	3,209	200,820
FedEx Corp.	1,220	196,969
General Dynamics Corp.	1,460	185,551
Norfolk Southern Corp.	1,423	158,807
Precision Castparts Corp.	660	156,341
CSX Corp.	4,596	147,348
Raytheon Co.	1,429	145,215
Illinois Tool Works, Inc.	1,677	141,572
Eaton Corporation plc	2,188	138,654
Deere & Co.	1,648	135,120
Northrop Grumman Corp.	956	125,963
TE Connectivity Ltd.	1,882	104,056
Cummins, Inc.	786	103,736
Waste Management, Inc.	1,994	94,775
Tyco International Ltd.	2,039	90,878
Agilent Technologies, Inc.	1,533	87,350
Parker-Hannifin Corp.	684	78,079
Amphenol Corp. — Class A	721	71,999
Rockwell Automation, Inc.	634	69,664
Ingersoll-Rand plc	1,230	69,323

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
NOVA FUND

	Shares	Value

Roper Industries, Inc.	460	$67,293
Stanley Black & Decker, Inc.	719	63,840
Dover Corp.	766	61,533
Kansas City Southern	507	61,448
Pentair plc	885	57,959
AMETEK, Inc.	1,130	56,737
Rockwell Collins, Inc.	621	48,749
Fluor Corp.	724	48,356
L-3 Communications Holdings, Inc.	396	47,092
Textron, Inc.	1,284	46,211
Stericycle, Inc.*	390	45,458
Republic Services, Inc. — Class A	1,161	45,302
CH Robinson Worldwide, Inc.	677	44,899
Flowserve Corp.	629	44,357
Pall Corp.	491	41,097
Ball Corp.	637	40,303
Masco Corp.	1,639	39,205
Waters Corp.*	386	38,260
Martin Marietta Materials, Inc.	283	36,490
Expeditors International of Washington, Inc.	897	36,400
Vulcan Materials Co.	602	36,258
Sealed Air Corp.	975	34,008
Snap-on, Inc.	267	32,328
Jacobs Engineering Group, Inc.*	612	29,878
Xylem, Inc.	840	29,812
Garmin Ltd.	558	29,010
Joy Global, Inc.	451	24,598
PerkinElmer, Inc.	519	22,628
Leggett & Platt, Inc.	631	22,035
Ryder System, Inc.	244	21,953
Allegion plc	442	21,057
FLIR Systems, Inc.	652	20,434
Owens-Illinois, Inc.*	758	19,746
Jabil Circuit, Inc.	919	18,536
Bemis Company, Inc.	459	17,451
Total Industrial		8,311,495

ENERGY - 6.0%
Exxon Mobil Corp.	19,608	1,844,131
Chevron Corp.	8,731	1,041,783
Schlumberger Ltd.	5,961	606,174
ConocoPhillips	5,653	432,568
Occidental Petroleum Corp.	3,585	344,698
Halliburton Co.	3,911	252,299
EOG Resources, Inc.	2,517	249,233
Anadarko Petroleum Corp.	2,326	235,949
Phillips 66	2,570	208,967
Williams Companies, Inc.	3,092	171,142
Apache Corp.	1,759	165,117
National Oilwell Varco, Inc.	1,978	150,525
Baker Hughes, Inc.	2,000	130,120
Pioneer Natural Resources Co.	658	129,606
Spectra Energy Corp.	3,085	121,117
Devon Energy Corp.	1,768	120,542
Marathon Oil Corp.	3,101	116,567
Kinder Morgan, Inc.	3,025	115,979
Hess Corp.	1,203	113,467
Noble Energy, Inc.	1,656	113,204
Valero Energy Corp.	2,427	112,298
Marathon Petroleum Corp.	1,303	110,325
Equities Corp.	697	63,803
Cabot Oil & Gas Corp. — Class A	1,919	62,732
ONEOK, Inc.	956	62,666
Cameron International Corp.*	933	61,933
FMC Technologies, Inc.*	1,080	58,655
Southwestern Energy Co.*	1,624	56,759
Chesapeake Energy Corp.	2,388	54,900
Range Resources Corp.	776	52,621
Cimarex Energy Co.	400	50,612
Transocean Ltd.	1,565	50,034
Helmerich & Payne, Inc.	498	48,739
Ensco plc — Class A	1,075	44,408
Murphy Oil Corp.	767	43,650
CONSOL Energy, Inc.	1,058	40,056
Tesoro Corp.	590	35,978
Nabors Industries Ltd.	1,330	30,271
Noble Corporation plc	1,169	25,975
Denbury Resources, Inc.	1,620	24,349
QEP Resources, Inc.	762	23,454
Newfield Exploration Co.*	628	23,280
Diamond Offshore Drilling, Inc.1	309	10,589
Total Energy		7,811,275

CONSUMER, CYCLICAL - 5.6%
Home Depot, Inc.	6,188	567,687
Wal-Mart Stores, Inc.	7,260	555,171
McDonald’s Corp.	4,515	428,067
CVS Health Corp.	5,325	423,817
NIKE, Inc. — Class B	3,234	288,473
Ford Motor Co.	17,832	263,735
Starbucks Corp.	3,454	260,639
Costco Wholesale Corp.	2,015	252,520
Lowe’s Companies, Inc.	4,539	240,204
Walgreen Co.	4,046	239,806
General Motors Co.	6,198	197,964
TJX Companies, Inc.	3,186	188,516
Target Corp.	2,914	182,650
Yum! Brands, Inc.	2,021	145,472
Delta Air Lines, Inc.	3,876	140,117
Johnson Controls, Inc.	3,062	134,727
Southwest Airlines Co.	3,150	106,376
VF Corp.	1,586	104,723
Chipotle Mexican Grill, Inc. — Class A*	143	95,322
Macy’s, Inc.	1,624	94,485
PACCAR, Inc.	1,631	92,763
Dollar General Corp.*	1,395	85,248
Delphi Automotive plc	1,378	84,527
Carnival Corp.	2,071	83,192

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
NOVA FUND

	Shares	Value

AutoZone, Inc.*	150	$76,449
L Brands, Inc.	1,129	75,621
Ross Stores, Inc.	965	72,935
Starwood Hotels & Resorts Worldwide, Inc.	876	72,891
O’Reilly Automotive, Inc.*	477	71,722
WW Grainger, Inc.	280	70,461
Marriott International, Inc. — Class A	1,002	70,040
Wynn Resorts Ltd.	373	69,781
Michael Kors Holdings Ltd.*	944	67,392
Genuine Parts Co.	704	61,748
Bed Bath & Beyond, Inc.*	929	61,156
Harley-Davidson, Inc.	1,000	58,200
Kohl’s Corp.	941	57,429
Fastenal Co.	1,255	56,350
BorgWarner, Inc.	1,050	55,241
Dollar Tree, Inc.*	945	52,986
Under Armour, Inc. — Class A*	765	52,862
The Gap, Inc.	1,260	52,529
Whirlpool Corp.	359	52,288
Tiffany & Co.	517	49,792
Mattel, Inc.	1,553	47,600
CarMax, Inc.*	1,008	46,821
Wyndham Worldwide Corp.	575	46,725
Ralph Lauren Corp. — Class A	279	45,960
PVH Corp.	379	45,916
Coach, Inc.	1,263	44,975
Best Buy Company, Inc.	1,334	44,809
Nordstrom, Inc.	655	44,782
Newell Rubbermaid, Inc.	1,259	43,322
Tractor Supply Co.	633	38,936
Mohawk Industries, Inc.*	285	38,424
Staples, Inc.	2,962	35,840
Family Dollar Stores, Inc.	440	33,986
PetSmart, Inc.	457	32,031
Lennar Corp. — Class A	818	31,763
DR Horton, Inc.	1,525	31,293
Darden Restaurants, Inc.	608	31,288
Harman International Industries, Inc.	313	30,687
Hasbro, Inc.	528	29,037
Goodyear Tire & Rubber Co.	1,266	28,593
PulteGroup, Inc.	1,556	27,479
GameStop Corp. — Class A	518	21,342
Fossil Group, Inc.*	214	20,095
AutoNation, Inc.*	360	18,112
Urban Outfitters, Inc.*	469	17,212
Total Consumer, Cyclical		7,391,102

BASIC MATERIALS - 2.0%
EI du Pont de Nemours & Co.	4,208	301,967
Monsanto Co.	2,412	271,375
Dow Chemical Co.	5,161	270,643
LyondellBasell Industries N.V. — Class A	1,955	212,430
Praxair, Inc.	1,343	173,247
Freeport-McMoRan, Inc.	4,777	155,969
Ecolab, Inc.	1,240	142,389
PPG Industries, Inc.	634	124,733
Air Products & Chemicals, Inc.	881	114,689
International Paper Co.	1,963	93,713
Alcoa, Inc.	5,408	87,015
Sherwin-Williams Co.	382	83,654
Nucor Corp.	1,466	79,574
Sigma-Aldrich Corp.	547	74,397
Mosaic Co.	1,464	65,016
CF Industries Holdings, Inc.	228	63,662
Eastman Chemical Co.	686	55,491
Newmont Mining Corp.	2,293	52,854
International Flavors & Fragrances, Inc.	373	35,763
FMC Corp.	612	35,000
Airgas, Inc.	308	34,080
MeadWestvaco Corp.	775	31,729
Allegheny Technologies, Inc.	500	18,550
Total Basic Materials		2,577,940

UTILITIES - 1.9%
Duke Energy Corp.	3,252	243,152
NextEra Energy, Inc.	2,006	188,323
Dominion Resources, Inc.	2,679	185,092
Southern Co.	4,118	179,751
Exelon Corp.	3,950	134,656
American Electric Power Company, Inc.	2,247	117,316
Sempra Energy	1,063	112,018
PPL Corp.	3,055	100,326
PG&E Corp.	2,167	97,602
Public Service Enterprise Group, Inc.	2,326	86,620
Edison International	1,498	83,768
Consolidated Edison, Inc.	1,347	76,321
Xcel Energy, Inc.	2,324	70,650
FirstEnergy Corp.	1,933	64,891
Northeast Utilities	1,453	64,368
Entergy Corp.	826	63,875
DTE Energy Co.	814	61,929
NiSource, Inc.	1,450	59,421
CenterPoint Energy, Inc.	1,976	48,353
NRG Energy, Inc.	1,553	47,335
Wisconsin Energy Corp.	1,037	44,591
AES Corp.	3,059	43,377
Ameren Corp.	1,116	42,776
CMS Energy Corp.	1,264	37,490
SCANA Corp.	653	32,395
Pepco Holdings, Inc.	1,154	30,881
AGL Resources, Inc.	549	28,186
Pinnacle West Capital Corp.	508	27,757
Integrys Energy Group, Inc.	368	23,854
TECO Energy, Inc.	1,073	18,649
Total Utilities		2,415,723

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
NOVA FUND

	Shares	Value

DIVERSIFIED - 0.0%
Leucadia National Corp.	1,457	$34,735

Total Common Stocks
(Cost $51,624,072)		80,545,969

MUTUAL FUNDS† - 24.5%
Guggenheim Strategy Fund I2	1,289,957	32,132,831
Total Mutual Funds
(Cost $32,158,981)		32,132,831

	Face Amount

REPURCHASE AGREEMENTS††,3 - 6.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$3,813,079	3,813,079
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,229,548	2,229,548
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,576,632	1,576,632
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	983,807	983,807
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	163,960	163,960
Total Repurchase Agreements
(Cost $8,767,026)		8,767,026

SECURITIES LENDING COLLATERAL††,5 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	5,315	5,315
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	871	871
Total Securities Lending Collateral
(Cost $6,186)		6,186

Total Investments - 92.6%
(Cost $92,556,265)		$121,452,012
Other Assets & Liabilities, net - 7.4%		9,736,006
Total Net Assets - 100.0%		$131,188,018

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $56,486,563)	575	$(686,745)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/146 (Notional Value $3,595,730)	1,823	$6,149
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/146 (Notional Value $2,926,334)	1,484	1,432
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/146 (Notional Value $53,157,037)	26,952	(278,588)
(Total Notional Value $59,679,101)		$(271,007)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
3	Repurchase Agreements — See Note 5.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Securities lending collateral — See Note 6.
6	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $6,854 of securities loaned (cost $83,783,053)	$112,678,800
Repurchase agreements, at value (cost $8,773,212)	8,773,212
Total investments (cost $92,556,265)	121,452,012
Segregated cash with broker	8,745,972
Unrealized appreciation on swap agreements	7,581
Cash	1,334
Receivables:
Securities sold	1,499,401
Fund shares sold	153,095
Dividends	120,391
Swap settlement	43,575
Foreign taxes reclaim	180
Securities lending income	29
Total assets	132,023,570
Liabilities:
Unrealized depreciation on swap agreements	278,588
Payable for:
Fund shares redeemed	193,071
Variation margin	136,562
Management fees	79,664
Transfer agent and administrative fees	26,555
Distribution and service fees	14,026
Portfolio accounting fees	10,622
Upon return of securities loaned	7,200
Miscellaneous	89,264
Total liabilities	835,552
Net assets	$131,188,018
Net assets consist of:
Paid in capital	$116,578,117
Undistributed net investment income	309,072
Accumulated net realized loss on investments	(13,637,166)
Net unrealized appreciation on investments	27,937,995
Net assets	$131,188,018
Investor Class:
Net assets	$108,747,452
Capital shares outstanding	2,372,288
Net asset value per share	$45.84
Advisor Class:
Net assets	$8,654,758
Capital shares outstanding	206,442
Net asset value per share	$41.92
A-Class:
Net assets	$3,004,154
Capital shares outstanding	69,712
Net asset value per share	$43.09
Maximum offering price per share (Net asset value divided by 95.25%)	$45.24
C-Class:
Net assets	$10,771,870
Capital shares outstanding	271,850
Net asset value per share	$39.62
H-Class:
Net assets	$9,784
Capital shares outstanding	227
Net asset value per share	$43.09

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014 **

Investment Income:
Dividends (net of foreign withholding tax of $13)	$1,077,578
Interest	742
Income from securities lending, net	240
Total investment income	1,078,560

Expenses:
Management fees	487,697
Transfer agent and administrative fees	162,566
Distribution and service fees:
Advisor Class	42,543
A-Class	2,240
C-Class	53,913
H-Class	10
Portfolio accounting fees	65,026
Custodian fees	7,653
Trustees’ fees*	4,550
Line of credit interest expense	86
Miscellaneous	112,355
Total expenses	938,639
Net investment income	139,921

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,603,419
Swap agreements	3,500,877
Futures contracts	3,737,986
Net realized gain	9,842,282
Net change in unrealized appreciation (depreciation) on:
Investments	2,397,259
Swap agreements	(607,610)
Futures contracts	(959,002)
Net change in unrealized appreciation (depreciation)	830,647
Net realized and unrealized gain	10,672,929
Net increase in net assets resulting from operations	$10,812,850

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: September 18, 2014 — H-Class.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$139,921	$179,996
Net realized gain on investments	9,842,282	11,012,089
Net change in unrealized appreciation (depreciation) on investments	830,647	11,266,770
Net increase in net assets resulting from operations	10,812,850	22,458,855

Capital share transactions:
Proceeds from sale of shares
Investor Class	226,389,579	498,203,037
Advisor Class	123,113,708	225,410,140
A-Class	2,275,498	1,020,317
C-Class	2,024,804	2,942,771
H-Class*	1,378,923	—
Cost of shares redeemed
Investor Class	(228,504,333)	(464,394,553)
Advisor Class	(124,900,437)	(232,200,336)
A-Class	(606,520)	(1,333,344)
C-Class	(2,478,257)	(3,860,568)
H-Class*	(1,385,096)	—
Net increase (decrease) from capital share transactions	(2,692,131)	25,787,464
Net increase in net assets	8,120,719	48,246,319

Net assets:
Beginning of period	123,067,299	74,820,980
End of period	$131,188,018	$123,067,299
Undistributed net investment income at end of period	$309,072	$169,151

Capital share activity:
Shares sold
Investor Class	5,129,067	13,162,417
Advisor Class	3,057,279	6,534,602
A-Class	52,929	29,025
C-Class	52,257	92,387
H-Class*	31,735	—
Shares redeemed
Investor Class	(5,206,431)	(12,359,847)
Advisor Class	(3,062,629)	(6,734,244)
A-Class	(14,385)	(37,200)
C-Class	(64,260)	(118,184)
H-Class*	(31,508)	—
Net increase (decrease) in shares	(55,946)	568,956

*	Since commencement of operations: September 18, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$42.15	$32.05	$26.82	$24.59	$20.28	$11.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.14	.05	.08	.02	.06
Net gain (loss) on investments (realized and unrealized)	3.61	9.96	5.21	2.15	4.31	8.97
Total from investment operations	3.69	10.10	5.26	2.23	4.33	9.03
Less distributions from:
Net investment income	—	—	(.03)	—	(.02)	(.15)
Total distributions	—	—	(.03)	—	(.02)	(.15)
Net asset value, end of period	$45.84	$42.15	$32.05	$26.82	$24.59	$20.28

Total Return[c]	8.75%	31.51%	19.62%	9.07%	21.38%	79.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,747	$103,254	$52,785	$54,598	$65,102	$77,268
Ratios to average net assets:
Net investment income (loss)	0.38%	0.37%	0.20%	0.36%	0.11%	0.33%
Total expenses[d]	1.29%	1.28%	1.26%	1.26%	1.29%	1.28%
Portfolio turnover rate	169%	259%	137%	116%	53%	68%
Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$38.64	$29.51	$24.85	$22.88	$18.97	$10.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.04)	(.11)	(.04)	(.07)	(.01)
Net gain (loss) on investments (realized and unrealized)	3.32	9.17	4.80	2.01	4.00	8.40
Total from investment operations	3.28	9.13	4.69	1.97	3.93	8.39
Less distributions from:
Net investment income	—	—	(.03)	—	(.02)	(.15)
Total distributions	—	—	(.03)	—	(.02)	(.15)
Net asset value, end of period	$41.92	$38.64	$29.51	$24.85	$22.88	$18.97

Total Return[c]	8.49%	30.94%	18.93%	8.57%	20.75%	78.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,655	$8,183	$12,141	$11,112	$6,318	$11,746
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.12%)	(0.43%)	(0.18%)	(0.37%)	(0.03%)
Total expenses[d]	1.79%	1.78%	1.75%	1.75%	1.79%	1.78%
Portfolio turnover rate	169%	259%	137%	116%	53%	68%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$39.67	$30.23	$25.38	$23.32	$19.28	$10.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.05	(.01)	.01	(.02)	.03
Net gain (loss) on investments (realized and unrealized)	3.40	9.39	4.89	2.05	4.08	8.52
Total from investment operations	3.42	9.44	4.88	2.06	4.06	8.55
Less distributions from:
Net investment income	—	—	(.03)	—	(.02)	(.15)
Total distributions	—	—	(.03)	—	(.02)	(.15)
Net asset value, end of period	$43.09	$39.67	$30.23	$25.38	$23.32	$19.28

Total Return[c]	8.62%	31.23%	19.28%	8.79%	21.09%	78.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,004	$1,237	$1,189	$1,472	$5,843	$1,876
Ratios to average net assets:
Net investment income (loss)	0.09%	0.14%	(0.04%)	0.06%	(0.11%)	0.18%
Total expenses[d]	1.54%	1.53%	1.50%	1.51%	1.54%	1.54%
Portfolio turnover rate	169%	259%	137%	116%	53%	68%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$36.62	$28.11	$23.77	$22.01	$18.33	$10.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.20)	(.19)	(.13)	(.16)	(.09)
Net gain (loss) on investments (realized and unrealized)	3.12	8.71	4.56	1.89	3.86	8.15
Total from investment operations	3.00	8.51	4.37	1.76	3.70	8.06
Less distributions from:
Net investment income	—	—	(.03)	—	(.02)	(.15)
Total distributions	—	—	(.03)	—	(.02)	(.15)
Net asset value, end of period	$39.62	$36.62	$28.11	$23.77	$22.01	$18.33

Total Return[c]	8.19%	30.27%	18.39%	8.00%	20.22%	77.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,772	$10,394	$8,705	$8,829	$10,461	$10,661
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.62%)	(0.79%)	(0.62%)	(0.85%)	(0.61%)
Total expenses[d]	2.29%	2.28%	2.25%	2.26%	2.29%	2.28%
Portfolio turnover rate	169%	259%	137%	116%	53%	68%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[e]
Per Share Data
Net asset value, beginning of period	$44.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.29)
Total from investment operations	(1.31)
Net asset value, end of period	$43.09

Total Return[c]	(2.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Ratios to average net assets:
Net investment income (loss)	(1.05%)
Total expenses[d]	1.55%
Portfolio turnover rate	169%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the Class.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

S&P 500® Fund
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.
Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.9%
Exxon Mobil Corp.	1.9%
Microsoft Corp.	1.8%
Johnson & Johnson	1.4%
General Electric Co.	1.2%
Berkshire Hathaway, Inc. — Class B	1.2%
Wells Fargo & Co.	1.2%
Procter & Gamble Co.	1.1%
JPMorgan Chase & Co.	1.1%
Chevron Corp.	1.1%
Top Ten Total	14.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P 500® Fund

	Shares	Value

COMMON STOCKS† - 83.3%

CONSUMER, NON-CYCLICAL - 18.7%
Johnson & Johnson	36,272	$3,866,232
Procter & Gamble Co.	34,823	2,916,078
Pfizer, Inc.	81,550	2,411,434
Merck & Company, Inc.	37,099	2,199,229
Coca-Cola Co.	50,767	2,165,720
Gilead Sciences, Inc.*	19,442	2,069,601
PepsiCo, Inc.	19,379	1,803,991
Philip Morris International, Inc.	20,091	1,675,590
Amgen, Inc.	9,769	1,372,154
AbbVie, Inc.	20,471	1,182,405
Altria Group, Inc.	25,509	1,171,883
Bristol-Myers Squibb Co.	21,322	1,091,260
UnitedHealth Group, Inc.	12,496	1,077,780
Biogen Idec, Inc.*	3,037	1,004,670
Celgene Corp.*	10,283	974,623
MasterCard, Inc. — Class A	12,659	935,752
Actavis plc*	3,399	820,111
Eli Lilly & Co.	12,645	820,028
Abbott Laboratories	19,339	804,309
Medtronic, Inc.	12,598	780,445
Mondelez International, Inc. — Class A	21,682	742,933
Colgate-Palmolive Co.	11,041	720,094
Allergan, Inc.	3,822	681,042
Express Scripts Holding Co.*	9,587	677,130
McKesson Corp.	2,979	579,922
Kimberly-Clark Corp.	4,809	517,304
Automatic Data Processing, Inc.	6,185	513,850
Covidien plc	5,810	502,623
Baxter International, Inc.	6,966	499,950
Kraft Foods Group, Inc.	7,639	430,840
Archer-Daniels-Midland Co.	8,302	424,232
WellPoint, Inc.	3,527	421,900
Alexion Pharmaceuticals, Inc.*	2,544	421,846
General Mills, Inc.	7,878	397,445
Aetna, Inc.	4,561	369,441
Vertex Pharmaceuticals, Inc.*	3,062	343,893
Regeneron Pharmaceuticals, Inc.*	949	342,133
Kroger Co.	6,288	326,976
Cardinal Health, Inc.	4,330	324,404
Stryker Corp.	3,846	310,565
Cigna Corp.	3,393	307,711
McGraw Hill Financial, Inc.	3,484	294,224
Sysco Corp.	7,546	286,371
Becton Dickinson and Co.	2,467	280,769
Lorillard, Inc.	4,630	277,383
Humana, Inc.	1,984	258,495
Perrigo Company plc	1,721	258,477
Mead Johnson Nutrition Co. — Class A	2,600	250,172
Zoetis, Inc.	6,446	238,180
Reynolds American, Inc.	3,963	233,817
Moody’s Corp.	2,390	225,855
St. Jude Medical, Inc.	3,661	220,136
Mylan, Inc.*	4,811	218,852
Zimmer Holdings, Inc.	2,172	218,395
Estee Lauder Companies, Inc. — Class A	2,893	216,165
Intuitive Surgical, Inc.*	462	213,361
AmerisourceBergen Corp. — Class A	2,741	211,879
Keurig Green Mountain, Inc.	1,567	203,914
Kellogg Co.	3,288	202,541
Boston Scientific Corp.*	17,050	201,361
Constellation Brands, Inc. — Class A*	2,155	187,830
Brown-Forman Corp. — Class B	2,032	183,327
Hershey Co.	1,919	183,130
ConAgra Foods, Inc.	5,434	179,539
Alliance Data Systems Corp.*	714	177,265
Whole Foods Market, Inc.	4,646	177,059
Monster Beverage Corp.*	1,849	169,498
DaVita HealthCare Partners, Inc.*	2,210	161,639
Dr Pepper Snapple Group, Inc.	2,510	161,418
Clorox Co.	1,657	159,138
Molson Coors Brewing Co. — Class B	2,047	152,379
Tyson Foods, Inc. — Class A	3,767	148,307
Edwards Lifesciences Corp.*	1,364	139,333
CR Bard, Inc.	960	137,002
United Rentals, Inc.*	1,233	136,986
Mallinckrodt plc*	1,457	131,349
JM Smucker Co.	1,309	129,578
Coca-Cola Enterprises, Inc.	2,905	128,866
Universal Health Services, Inc. — Class B	1,173	122,579
CareFusion Corp.*	2,609	118,057
Equifax, Inc.	1,566	117,043
Hospira, Inc.*	2,170	112,905
Quest Diagnostics, Inc.	1,857	112,683
McCormick & Company, Inc.	1,670	111,723
Laboratory Corporation of America Holdings*	1,092	111,111
H&R Block, Inc.	3,538	109,713
Western Union Co.	6,813	109,281
Varian Medical Systems, Inc.*	1,327	106,319
Safeway, Inc.	2,963	101,631
Quanta Services, Inc.*	2,788	101,177
Campbell Soup Co.	2,301	98,322
Hormel Foods Corp.	1,728	88,802
Cintas Corp.	1,243	87,743
Robert Half International, Inc.	1,768	86,632
DENTSPLY International, Inc.	1,823	83,128
ADT Corp.	2,238	79,359
Tenet Healthcare Corp.*	1,259	74,772
Avon Products, Inc.	5,590	70,434
Total System Services, Inc.	2,125	65,790
Avery Dennison Corp.	1,205	53,803
Patterson Companies, Inc.	1,113	46,112
Total Consumer, Non-cyclical		50,522,638

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® Fund

	Shares	Value

FINANCIAL - 13.9%
Berkshire Hathaway, Inc. — Class B*	23,446	$3,238,830
Wells Fargo & Co.	61,097	3,169,102
JPMorgan Chase & Co.	48,374	2,914,050
Bank of America Corp.	135,245	2,305,927
Citigroup, Inc.	38,992	2,020,565
Visa, Inc. — Class A	6,331	1,350,846
American Express Co.	11,576	1,013,363
American International Group, Inc.	18,351	991,320
U.S. Bancorp	23,175	969,410
Goldman Sachs Group, Inc.	5,270	967,414
MetLife, Inc.	14,465	777,060
Morgan Stanley	19,696	680,891
Simon Property Group, Inc.	3,997	657,187
PNC Financial Services Group, Inc.	6,952	594,952
Capital One Financial Corp.	7,219	589,215
Bank of New York Mellon Corp.	14,554	563,677
BlackRock, Inc. — Class A	1,622	532,536
Prudential Financial, Inc.	5,916	520,252
American Tower Corp. — Class A	5,095	477,044
ACE Ltd.	4,317	452,724
Charles Schwab Corp.	14,751	433,532
Travelers Companies, Inc.	4,360	409,579
State Street Corp.	5,447	400,954
Discover Financial Services	5,941	382,541
Marsh & McLennan Companies, Inc.	7,000	366,380
Crown Castle International Corp.	4,294	345,796
BB&T Corp.	9,255	344,379
Allstate Corp.	5,574	342,076
Aflac, Inc.	5,827	339,423
Aon plc	3,736	327,535
CME Group, Inc. — Class A	4,062	324,777
Public Storage	1,865	309,291
Ameriprise Financial, Inc.	2,408	297,099
Equity Residential	4,652	286,470
Intercontinental Exchange, Inc.	1,459	284,578
Chubb Corp.	3,093	281,710
Franklin Resources, Inc.	5,066	276,654
T. Rowe Price Group, Inc.	3,383	265,227
Health Care REIT, Inc.	4,168	259,958
SunTrust Banks, Inc.	6,828	259,669
Prologis, Inc.	6,430	242,411
AvalonBay Communities, Inc.	1,687	237,816
Ventas, Inc.	3,785	234,481
HCP, Inc.	5,901	234,329
Boston Properties, Inc.	1,969	227,931
Vornado Realty Trust	2,245	224,410
Invesco Ltd.	5,565	219,706
Weyerhaeuser Co.	6,795	216,489
Fifth Third Bancorp	10,729	214,795
Hartford Financial Services Group, Inc.	5,759	214,523
M&T Bank Corp.	1,697	209,223
Host Hotels & Resorts, Inc.	9,735	207,648
Northern Trust Corp.	2,848	193,749
General Growth Properties, Inc.	8,071	190,072
Principal Financial Group, Inc.	3,515	184,432
Lincoln National Corp.	3,358	179,922
Regions Financial Corp.	17,729	177,999
Progressive Corp.	6,922	174,988
Loews Corp.	3,921	163,349
KeyCorp	11,277	150,322
Essex Property Trust, Inc.	816	145,860
Affiliated Managers Group, Inc.*	714	143,057
Comerica, Inc.	2,326	115,974
Kimco Realty Corp.	5,286	115,816
Macerich Co.	1,809	115,468
XL Group plc — Class A	3,415	113,276
Unum Group	3,277	112,663
CBRE Group, Inc. — Class A*	3,588	106,707
Huntington Bancshares, Inc.	10,508	102,243
Navient Corp.	5,394	95,528
Cincinnati Financial Corp.	1,894	89,113
Plum Creek Timber Company, Inc.	2,278	88,865
Torchmark Corp.	1,680	87,982
E*TRADE Financial Corp.*	3,713	83,877
Genworth Financial, Inc. — Class A*	6,387	83,670
Zions Bancorporation	2,608	75,788
Iron Mountain, Inc.	2,210	72,157
Legg Mason, Inc.	1,311	67,071
NASDAQ OMX Group, Inc.	1,519	64,436
Hudson City Bancorp, Inc.	6,188	60,147
Apartment Investment & Management Co. — Class A	1,879	59,790
Assurant, Inc.	918	59,027
People’s United Financial, Inc.	3,991	57,750
Total Financial		37,538,853

TECHNOLOGY - 11.3%
Apple, Inc.	77,010	7,758,757
Microsoft Corp.	105,973	4,912,908
International Business Machines Corp.	11,932	2,265,051
Intel Corp.	63,675	2,217,163
QUALCOMM, Inc.	21,555	1,611,667
Oracle Corp.	41,825	1,601,061
Hewlett-Packard Co.	24,002	851,351
EMC Corp.	26,091	763,422
Accenture plc — Class A	8,118	660,156
Texas Instruments, Inc.	13,730	654,784
Micron Technology, Inc.*	13,772	471,829
salesforce.com, Inc.*	7,404	425,952
Adobe Systems, Inc.*	6,077	420,468
Cognizant Technology Solutions Corp. — Class A*	7,819	350,057
Applied Materials, Inc.	15,670	338,629
Intuit, Inc.	3,651	320,010
SanDisk Corp.	2,884	282,488
Avago Technologies Ltd.	3,237	281,619

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® Fund

	Shares	Value

Broadcom Corp. — Class A	6,917	$279,585
Western Digital Corp.	2,829	275,318
Seagate Technology plc	4,203	240,706
Cerner Corp.*	3,904	232,561
Fiserv, Inc.*	3,205	207,155
Fidelity National Information Services, Inc.	3,671	206,677
Analog Devices, Inc.	4,041	199,989
Paychex, Inc.	4,203	185,773
Xerox Corp.	13,941	184,439
NetApp, Inc.	4,106	176,394
KLA-Tencor Corp.	2,127	167,565
Autodesk, Inc.*	2,922	161,002
Lam Research Corp.	2,084	155,675
Citrix Systems, Inc.*	2,115	150,884
Xilinx, Inc.	3,453	146,235
Electronic Arts, Inc.*	4,021	143,188
Altera Corp.	3,974	142,190
Akamai Technologies, Inc.*	2,291	137,002
Red Hat, Inc.*	2,432	136,557
Linear Technology Corp.	3,068	136,189
NVIDIA Corp.	6,621	122,157
Microchip Technology, Inc.	2,577	121,712
CA, Inc.	4,121	115,141
Computer Sciences Corp.	1,866	114,106
Teradata Corp.*	1,993	83,547
Pitney Bowes, Inc.	2,608	65,174
First Solar, Inc.*	966	63,572
Dun & Bradstreet Corp.	468	54,976
Total Technology		30,592,841

COMMUNICATIONS - 9.9%
Verizon Communications, Inc.	53,312	2,665,067
AT&T, Inc.	66,698	2,350,438
Google, Inc. — Class A*	3,654	2,150,051
Google, Inc. — Class C*	3,653	2,109,096
Facebook, Inc. — Class A*	25,080	1,982,323
Walt Disney Co.	20,310	1,808,199
Comcast Corp. — Class A	33,286	1,790,120
Cisco Systems, Inc.	65,581	1,650,674
Amazon.com, Inc.*	4,873	1,571,250
Twenty-First Century Fox, Inc. — Class A	24,223	830,607
Time Warner, Inc.	10,994	826,859
eBay, Inc.*	14,527	822,664
Priceline Group, Inc.*	674	780,884
DIRECTV*	6,459	558,833
Time Warner Cable, Inc.	3,583	514,125
Yahoo!, Inc.*	11,896	484,762
Viacom, Inc. — Class B	4,897	376,775
Netflix, Inc.*	773	348,762
CBS Corp. — Class B	6,233	333,466
Corning, Inc.	16,604	321,121
CenturyLink, Inc.	7,333	299,846
Omnicom Group, Inc.	3,230	222,418
Symantec Corp.	8,880	208,768
Motorola Solutions, Inc.	2,839	179,652
Nielsen N.V.	3,913	173,463
Discovery Communications, Inc. — Class C*	3,514	131,002
TripAdvisor, Inc.*	1,432	130,913
Juniper Networks, Inc.	5,164	114,382
F5 Networks, Inc.*	953	113,159
Expedia, Inc.	1,276	111,803
News Corp. — Class A*	6,404	104,706
Scripps Networks Interactive, Inc. — Class A	1,334	104,172
Interpublic Group of Companies, Inc.	5,420	99,294
Harris Corp.	1,347	89,441
Gannett Company, Inc.	2,902	86,102
Frontier Communications Corp.	12,888	83,901
Windstream Holdings, Inc.1	7,751	83,556
VeriSign, Inc.*	1,447	79,759
Discovery Communications, Inc. — Class A*	1,903	71,933
Cablevision Systems Corp. — Class A	2,790	48,853
Total Communications		26,813,199

INDUSTRIAL - 8.6%
General Electric Co.	129,047	3,306,183
Union Pacific Corp.	11,542	1,251,383
3M Co.	8,334	1,180,761
United Technologies Corp.	10,942	1,155,475
Boeing Co.	8,619	1,097,887
Honeywell International, Inc.	10,064	937,160
United Parcel Service, Inc. — Class B	9,046	889,131
Caterpillar, Inc.	8,075	799,667
Lockheed Martin Corp.	3,470	634,247
Thermo Fisher Scientific, Inc.	5,131	624,443
Danaher Corp.	7,840	595,683
Emerson Electric Co.	8,976	561,718
FedEx Corp.	3,414	551,190
General Dynamics Corp.	4,085	519,163
Norfolk Southern Corp.	3,981	444,280
Precision Castparts Corp.	1,845	437,044
CSX Corp.	12,856	412,163
Raytheon Co.	3,996	406,074
Illinois Tool Works, Inc.	4,692	396,099
Eaton Corporation plc	6,121	387,888
Deere & Co.	4,610	377,974
Northrop Grumman Corp.	2,674	352,326
TE Connectivity Ltd.	5,264	291,047
Cummins, Inc.	2,200	290,356
Waste Management, Inc.	5,579	265,170
Tyco International Ltd.	5,704	254,227
Agilent Technologies, Inc.	4,289	244,387
Parker-Hannifin Corp.	1,914	218,483
Amphenol Corp. — Class A	2,017	201,418
Rockwell Automation, Inc.	1,773	194,817
Ingersoll-Rand plc	3,440	193,878
Roper Industries, Inc.	1,287	188,275
Stanley Black & Decker, Inc.	2,010	178,468
Dover Corp.	2,142	172,067

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® Fund

	Shares	Value

Kansas City Southern	1,419	$171,983
Pentair plc	2,477	162,219
AMETEK, Inc.	3,161	158,714
Rockwell Collins, Inc.	1,738	136,433
Fluor Corp.	2,026	135,317
L-3 Communications Holdings, Inc.	1,109	131,882
Textron, Inc.	3,591	129,240
Stericycle, Inc.*	1,091	127,167
Republic Services, Inc. — Class A	3,248	126,737
CH Robinson Worldwide, Inc.	1,893	125,544
Flowserve Corp.	1,759	124,045
Pall Corp.	1,374	115,004
Ball Corp.	1,780	112,621
Masco Corp.	4,584	109,649
Waters Corp.*	1,080	107,050
Martin Marietta Materials, Inc.	792	102,121
Expeditors International of Washington, Inc.	2,509	101,815
Vulcan Materials Co.	1,684	101,427
Sealed Air Corp.	2,727	95,117
Snap-on, Inc.	747	90,447
Jacobs Engineering Group, Inc.*	1,711	83,531
Xylem, Inc.	2,349	83,366
Garmin Ltd.	1,561	81,156
Joy Global, Inc.	1,263	68,884
PerkinElmer, Inc.	1,452	63,307
Leggett & Platt, Inc.	1,765	61,634
Ryder System, Inc.	683	61,450
Allegion plc	1,236	58,883
FLIR Systems, Inc.	1,823	57,133
Owens-Illinois, Inc.*	2,120	55,226
Jabil Circuit, Inc.	2,570	51,837
Bemis Company, Inc.	1,285	48,856
Total Industrial		23,250,327

ENERGY - 8.1%
Exxon Mobil Corp.	54,849	5,158,548
Chevron Corp.	24,422	2,914,033
Schlumberger Ltd.	16,674	1,695,579
ConocoPhillips	15,814	1,210,087
Occidental Petroleum Corp.	10,027	964,096
Halliburton Co.	10,939	705,675
EOG Resources, Inc.	7,041	697,200
Anadarko Petroleum Corp.	6,507	660,070
Phillips 66	7,188	584,456
Williams Companies, Inc.	8,650	478,778
Apache Corp.	4,919	461,747
National Oilwell Varco, Inc.	5,533	421,061
Baker Hughes, Inc.	5,595	364,011
Pioneer Natural Resources Co.	1,840	362,425
Spectra Energy Corp.	8,628	338,735
Devon Energy Corp.	4,946	337,218
Marathon Oil Corp.	8,675	326,093
Kinder Morgan, Inc.	8,461	324,395
Hess Corp.	3,364	317,292
Noble Energy, Inc.	4,633	316,712
Valero Energy Corp.	6,790	314,174
Marathon Petroleum Corp.	3,644	308,537
Equities Corp.	1,948	178,320
Cabot Oil & Gas Corp. — Class A	5,367	175,447
ONEOK, Inc.	2,675	175,346
Cameron International Corp.*	2,610	173,252
FMC Technologies, Inc.*	3,021	164,071
Southwestern Energy Co.*	4,542	158,743
Chesapeake Energy Corp.	6,679	153,550
Range Resources Corp.	2,170	147,148
Cimarex Energy Co.	1,119	141,587
Transocean Ltd.1	4,379	139,997
Helmerich & Payne, Inc.	1,392	136,235
Ensco plc — Class A	3,006	124,178
Murphy Oil Corp.	2,147	122,186
CONSOL Energy, Inc.	2,960	112,066
Tesoro Corp.	1,649	100,556
Nabors Industries Ltd.	3,722	84,713
Noble Corporation plc	3,270	72,659
Denbury Resources, Inc.	4,531	68,101
QEP Resources, Inc.	2,131	65,592
Newfield Exploration Co.*	1,758	65,169
Diamond Offshore Drilling, Inc.1	864	29,609
Total Energy		21,849,447

CONSUMER, CYCLICAL - 7.6%
Home Depot, Inc.	17,310	1,588,019
Wal-Mart Stores, Inc.	20,308	1,552,952
McDonald’s Corp.	12,629	1,197,355
CVS Health Corp.	14,895	1,185,492
NIKE, Inc. — Class B	9,045	806,814
Ford Motor Co.	49,881	737,740
Starbucks Corp.	9,661	729,019
Costco Wholesale Corp.	5,637	706,429
Lowe’s Companies, Inc.	12,695	671,819
Walgreen Co.	11,318	670,818
General Motors Co.	17,336	553,712
TJX Companies, Inc.	8,912	527,323
Target Corp.	8,150	510,842
Yum! Brands, Inc.	5,654	406,975
Delta Air Lines, Inc.	10,842	391,939
Johnson Controls, Inc.	8,565	376,861
Southwest Airlines Co.	8,812	297,581
VF Corp.	4,436	292,909
Chipotle Mexican Grill, Inc. — Class A*	399	265,969
Macy’s, Inc.	4,542	264,254
PACCAR, Inc.	4,563	259,521
Dollar General Corp.*	3,902	238,451
Delphi Automotive plc	3,854	236,404
Carnival Corp.	5,793	232,705
AutoZone, Inc.*	419	213,547
L Brands, Inc.	3,158	211,523
Ross Stores, Inc.	2,699	203,990

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® Fund

	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	2,450	$203,864
O’Reilly Automotive, Inc.*	1,335	200,731
WW Grainger, Inc.	783	197,042
Marriott International, Inc. — Class A	2,803	195,930
Wynn Resorts Ltd.	1,043	195,124
Michael Kors Holdings Ltd.*	2,640	188,470
Genuine Parts Co.	1,969	172,701
Bed Bath & Beyond, Inc.*	2,597	170,961
Harley-Davidson, Inc.	2,797	162,785
Kohl’s Corp.	2,632	160,631
Fastenal Co.	3,511	157,644
BorgWarner, Inc.	2,938	154,568
Dollar Tree, Inc.*	2,645	148,305
Under Armour, Inc. — Class A*	2,140	147,874
The Gap, Inc.	3,523	146,874
Whirlpool Corp.	1,003	146,087
Tiffany & Co.	1,447	139,361
Mattel, Inc.	4,345	133,174
CarMax, Inc.*	2,820	130,989
Wyndham Worldwide Corp.	1,610	130,829
Ralph Lauren Corp. — Class A	780	128,489
PVH Corp.	1,060	128,419
Coach, Inc.	3,532	125,775
Best Buy Company, Inc.	3,732	125,358
Nordstrom, Inc.	1,833	125,322
Newell Rubbermaid, Inc.	3,521	121,158
Tractor Supply Co.	1,771	108,934
Mohawk Industries, Inc.*	796	107,317
Staples, Inc.	8,285	100,249
Family Dollar Stores, Inc.	1,231	95,082
PetSmart, Inc.	1,278	89,575
Lennar Corp. — Class A	2,287	88,805
Darden Restaurants, Inc.	1,702	87,585
DR Horton, Inc.	4,266	87,538
Harman International Industries, Inc.	876	85,883
Hasbro, Inc.	1,476	81,173
Goodyear Tire & Rubber Co.	3,541	79,973
PulteGroup, Inc.	4,352	76,856
GameStop Corp. — Class A	1,449	59,699
Fossil Group, Inc.*	599	56,246
AutoNation, Inc.*	1,006	50,612
Urban Outfitters, Inc.*	1,313	48,187
Total Consumer, Cyclical		20,673,142

BASIC MATERIALS - 2.7%
EI du Pont de Nemours & Co.	11,771	844,687
Monsanto Co.	6,747	759,105
Dow Chemical Co.	14,436	757,024
LyondellBasell Industries N.V. — Class A	5,469	594,262
Praxair, Inc.	3,756	484,524
Freeport-McMoRan, Inc.	13,363	436,302
Ecolab, Inc.	3,468	398,230
PPG Industries, Inc.	1,773	348,820
Air Products & Chemicals, Inc.	2,466	321,024
International Paper Co.	5,492	262,188
Alcoa, Inc.	15,129	243,426
Sherwin-Williams Co.	1,069	234,100
Nucor Corp.	4,101	222,602
Sigma-Aldrich Corp.	1,530	208,095
Mosaic Co.	4,096	181,903
CF Industries Holdings, Inc.	639	178,422
Eastman Chemical Co.	1,918	155,147
Newmont Mining Corp.	6,415	147,866
International Flavors & Fragrances, Inc.	1,044	100,099
FMC Corp.	1,713	97,966
Airgas, Inc.	863	95,491
MeadWestvaco Corp.	2,167	88,717
Allegheny Technologies, Inc.	1,398	51,866
Total Basic Materials		7,211,866

UTILITIES - 2.5%
Duke Energy Corp.	9,096	680,108
NextEra Energy, Inc.	5,612	526,855
Dominion Resources, Inc.	7,494	517,760
Southern Co.	11,520	502,848
Exelon Corp.	11,050	376,695
American Electric Power Company, Inc.	6,285	328,140
Sempra Energy	2,973	313,294
PPL Corp.	8,545	280,618
PG&E Corp.	6,063	273,078
Public Service Enterprise Group, Inc.	6,507	242,321
Edison International	4,190	234,305
Consolidated Edison, Inc.	3,767	213,438
Xcel Energy, Inc.	6,500	197,600
FirstEnergy Corp.	5,406	181,479
Northeast Utilities	4,064	180,035
Entergy Corp.	2,310	178,632
DTE Energy Co.	2,276	173,158
NiSource, Inc.	4,055	166,174
CenterPoint Energy, Inc.	5,528	135,270
NRG Energy, Inc.	4,343	132,375
Wisconsin Energy Corp.	2,900	124,700
AES Corp.	8,558	121,352
Ameren Corp.	3,121	119,628
CMS Energy Corp.	3,536	104,878
SCANA Corp.	1,827	90,637
Pepco Holdings, Inc.	3,228	86,381
AGL Resources, Inc.	1,537	78,910
Pinnacle West Capital Corp.	1,420	77,589
Integrys Energy Group, Inc.	1,028	66,635
TECO Energy, Inc.	3,000	52,140
Total Utilities		6,757,033

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P 500® Fund

	Shares	Value

DIVERSIFIED - 0.0%
Leucadia National Corp.	4,076	$97,172

Total Common Stocks
(Cost $141,995,209)		225,306,518

	Face Amount

REPURCHASE AGREEMENTS††,2 - 11.9%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$14,171,843	14,171,843
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	8,286,429	8,286,429
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	5,859,776	5,859,776
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	3,656,457	3,656,457
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	214,919	214,919
Total Repurchase Agreements
(Cost $32,189,424)		32,189,424

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	97,109	97,109
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	15,919	15,919
Total Securities Lending Collateral
(Cost $113,028)		113,028

Total Investments - 95.3%
(Cost $174,297,661)		$257,608,970
Other Assets & Liabilities, net - 4.7%		12,828,360
Total Net Assets - 100.0%		$270,437,330

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $26,524,125)	270	$(42,745)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/145 (Notional Value $939,431)	476	$3,577
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/145 (Notional Value $941,037)	477	3,570
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/145 (Notional Value $18,429,881)	9,344	(95,862)
(Total Notional Value $20,310,349)		$(88,715)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Securities lending collateral — See Note 6.
5	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P 500® Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $127,162 of securities loaned (cost $141,995,209)	$225,306,518
Repurchase agreements, at value (cost $32,302,452)	32,302,452
Total investments (cost $174,297,661)	257,608,970
Segregated cash with broker	3,344,856
Unrealized appreciation on swap agreements	7,147
Cash	2,498
Receivables:
Securities sold	7,994,077
Fund shares sold	5,950,068
Dividends	242,520
Swap settlement	7,390
Foreign taxes reclaim	425
Securities lending income	158
Total assets	275,158,109

Liabilities:
Unrealized depreciation on swap agreements	95,862
Payable for:
Fund shares redeemed	3,891,272
Management fees	172,596
Upon return of securities loaned	131,550
Distribution and service fees	68,612
Transfer agent and administrative fees	57,532
Portfolio accounting fees	34,519
Variation margin	32,514
Miscellaneous	236,322
Total liabilities	4,720,779
Net assets	$270,437,330

Net assets consist of:
Paid in capital	$196,866,090
Accumulated net investment loss	(32,095)
Accumulated net realized loss on investments	(9,576,514)
Net unrealized appreciation on investments	83,179,849
Net assets	$270,437,330

A-Class:
Net assets	$31,845,675
Capital shares outstanding	798,533
Net asset value per share	$39.88
Maximum offering price per share (Net asset value divided by 95.25%)	$41.87

C-Class:
Net assets	$17,575,469
Capital shares outstanding	470,711
Net asset value per share	$37.34

H-Class:
Net assets	$221,016,186
Capital shares outstanding	5,541,266
Net asset value per share	$39.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$2,479,099
Interest	4,112
Income from securities lending, net	1,335
Total investment income	2,484,546

Expenses:
Management fees	1,137,421
Transfer agent and administrative fees	379,141
Distribution and service fees:
A-Class	33,743
C-Class	88,755
H-Class	323,211
Portfolio accounting fees	227,486
Custodian fees	17,706
Trustees’ fees*	12,826
Tax expense	3,540
Miscellaneous	276,531
Total expenses	2,500,360
Net investment loss	(15,814)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,783,709
Swap agreements	2,597,009
Futures contracts	262,484
Net realized gain	8,643,202
Net change in unrealized appreciation (depreciation) on:
Investments	5,261,682
Swap agreements	(699,081)
Futures contracts	(517,616)
Net change in unrealized appreciation (depreciation)	4,044,985
Net realized and unrealized gain	12,688,187
Net increase in net assets resulting from operations	$12,672,373

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(15,814)	$386,849
Net realized gain on investments	8,643,202	26,564,556
Net change in unrealized appreciation (depreciation) on investments	4,044,985	13,292,846
Net increase in net assets resulting from operations	12,672,373	40,244,251

Distributions to shareholders from:
Net investment income
A-Class	—	(27,498)
C-Class	—	(17,900)
H-Class	—	(356,867)
Total distributions to shareholders	—	(402,265)

Capital share transactions:
Proceeds from sale of shares
A-Class	26,904,634	67,031,023
C-Class	25,820,919	69,955,990
H-Class	736,453,970	1,826,152,142
Distributions reinvested
A-Class	—	20,158
C-Class	—	17,263
H-Class	—	258,190
Cost of shares redeemed
A-Class	(24,459,897)	(54,708,718)
C-Class	(25,229,231)	(66,380,612)
H-Class	(781,846,403)	(1,869,669,239)
Net decrease from capital share transactions	(42,356,008)	(27,323,803)
Net increase (decrease) in net assets	(29,683,635)	12,518,183

Net assets:
Beginning of period	300,120,965	287,602,782
End of period	$270,437,330	$300,120,965
Accumulated net investment loss at end of period	$(32,095)	$(16,281)

Capital share activity:
Shares sold
A-Class	692,972	1,949,686
C-Class	702,270	2,155,638
H-Class	18,718,316	52,445,747
Shares issued from reinvestment of distributions
A-Class	—	563
C-Class	—	512
H-Class	—	7,212
Shares redeemed
A-Class	(636,303)	(1,589,203)
C-Class	(687,312)	(2,042,904)
H-Class	(19,949,936)	(54,091,461)
Net decrease in shares	(1,159,993)	(1,164,210)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P 500® Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$37.78	$31.55	$28.20	$26.41	$23.18	$15.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.07	.06	.01	(.06)	.07
Net gain (loss) on investments (realized and unrealized)	2.09	6.20	3.36	1.78	3.29	7.43
Total from investment operations	2.10	6.27	3.42	1.79	3.23	7.50
Less distributions from:
Net investment income	—	(.04)	(.07)	—	(—)[c]	(.11)
Total distributions	—	(.04)	(.07)	—	(—)	(.11)
Net asset value, end of period	$39.88	$37.78	$31.55	$28.20	$26.41	$23.18

Total Return[d]	5.56%	19.87%	12.16%	6.78%	13.94%	47.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,846	$28,028	$12,014	$13,413	$10,288	$46,312
Ratios to average net assets:
Net investment income (loss)	0.04%	0.19%	0.22%	0.05%	(0.25%)	0.34%
Total expenses	1.61%	1.57%	1.50%	1.51%	1.54%	1.53%
Portfolio turnover rate	125%	157%	76%	196%	202%	58%
C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$35.51	$29.87	$26.91	$25.41	$22.50	$15.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.19)	(.14)	(.20)	(.27)	(.08)
Net gain (loss) on investments (realized and unrealized)	1.95	5.87	3.17	1.70	3.18	7.25
Total from investment operations	1.83	5.68	3.03	1.50	2.91	7.17
Less distributions from:
Net investment income	—	(.04)	(.07)	—	(—)[c]	(.11)
Total distributions	—	(.04)	(.07)	—	(—)	(.11)
Net asset value, end of period	$37.34	$35.51	$29.87	$26.91	$25.41	$22.50

Total Return[d]	5.15%	19.01%	11.29%	5.90%	12.93%	46.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,575	$16,182	$10,231	$10,110	$10,032	$11,456
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.59%)	(0.52%)	(0.80%)	(1.11%)	(0.41%)
Total expenses	2.36%	2.32%	2.28%	2.26%	2.29%	2.28%
Portfolio turnover rate	125%	157%	76%	196%	202%	58%

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® Fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$37.78	$31.55	$28.20	$26.39	$23.17	$15.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.05	.07	(.02)	(.09)	.06
Net gain (loss) on investments (realized and unrealized)	2.10	6.22	3.35	1.83	3.31	7.44
Total from investment operations	2.11	6.27	3.42	1.81	3.22	7.50
Less distributions from:
Net investment income	—	(.04)	(.07)	—	(—)[c]	(.11)
Total distributions	—	(.04)	(.07)	—	(—)	(.11)
Net asset value, end of period	$39.89	$37.78	$31.55	$28.20	$26.39	$23.17

Total Return[d]	5.58%	19.87%	12.16%	6.86%	13.90%	47.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221,016	$255,912	$265,358	$240,847	$249,090	$194,193
Ratios to average net assets:
Net investment income (loss)	0.03%	0.15%	0.24%	(0.07%)	(0.37%)	0.29%
Total expenses	1.60%	1.56%	1.50%	1.50%	1.54%	1.53%
Portfolio turnover rate	125%	157%	76%	196%	202%	58%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE S&P 500® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:
Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 24.1%
Guggenheim Strategy Fund I1	868,710	$21,639,562
Total Mutual Funds
(Cost $21,707,282)		21,639,562

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 39.0%
Freddie Mac2
0.09% due 10/29/14	$15,000,000	14,999,865
0.10% due 11/12/14	10,000,000	9,999,850
Total Freddie Mac		24,999,715
Farmer Mac3
0.07% due 10/24/14	5,000,000	4,999,960
Federal Home Loan Bank3
0.07% due 11/19/14	5,000,000	4,999,910
Total Federal Agency Discount Notes
(Cost $34,997,083)		34,999,585

REPURCHASE AGREEMENTS††,4 - 22.2%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	7,997,699	7,997,699
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	4,676,340	4,676,340
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	3,306,890	3,306,890
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,063,475	2,063,475
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/145	1,812,305	1,812,305
Total Repurchase Agreements
(Cost $19,856,709)		19,856,709

Total Investments - 85.3%
(Cost $76,561,074)		$76,495,856
Other Assets & Liabilities, net - 14.7%		13,152,467
Total Net Assets - 100.0%		$89,648,323

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,964,750)	20	$3,463

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/146 (Notional Value $1,127,921)	572	$5,887
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/146 (Notional Value $9,093,362)	4,611	(31,456)
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/146 (Notional Value $77,424,674)	39,256	(256,932)
(Total Notional Value $87,645,957)		$(282,501)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
4	Repurchase Agreements — See Note 5.
5	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
6	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $56,704,365)	$56,639,147
Repurchase agreements, at value (cost $19,856,709)	19,856,709
Total investments (cost $76,561,074)	76,495,856
Segregated cash with broker	11,464,931
Unrealized appreciation on swap agreements	5,887
Receivables:
Fund shares sold	2,743,548
Dividends	21,977
Variation margin	4,750
Total assets	90,736,949

Liabilities:
Unrealized depreciation on swap agreements	288,388
Payable for:
Fund shares redeemed	638,381
Management fees	63,218
Transfer agent and administrative fees	17,560
Swap settlement	10,203
Distribution and service fees	7,031
Portfolio accounting fees	7,024
Miscellaneous	56,821
Total liabilities	1,088,626
Net assets	$89,648,323

Net assets consist of:
Paid in capital	$462,259,599
Accumulated net investment loss	(919,843)
Accumulated net realized loss on investments	(371,347,177)
Net unrealized depreciation on investments	(344,256)
Net assets	$89,648,323

Investor Class:
Net assets	$72,827,419
Capital shares outstanding	4,650,477
Net asset value per share	$15.66

Advisor Class:
Net assets	$4,460,183
Capital shares outstanding	312,541
Net asset value per share	$14.27

A-Class:
Net assets	$6,297,659
Capital shares outstanding	430,977
Net asset value per share	$14.61
Maximum offering price per share (Net asset value divided by 95.25%)	$15.34

C-Class:
Net assets	$6,052,876
Capital shares outstanding	446,831
Net asset value per share	$13.55

H-Class:
Net assets	$10,186
Capital shares outstanding	697
Net asset value per share	$14.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014**

Investment Income:
Dividends	$135,922
Interest	19,895
Total investment income	155,817

Expenses:
Management fees	408,381
Transfer agent and administrative fees	113,439
Distribution and service fees:
Advisor Class	12,443
A-Class	6,778
C-Class	28,712
H-Class	1
Portfolio accounting fees	45,375
Registration fees	48,198
Custodian fees	5,298
Trustees’ fees*	4,462
Line of credit interest expense	1,065
Miscellaneous	18,930
Total expenses	693,082
Net investment loss	(537,265)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(20,032)
Swap agreements	(7,424,255)
Futures contracts	(129,732)
Net realized loss	(7,574,019)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(72,281)
Investments in affiliated issuers	9,200
Swap agreements	306,618
Futures contracts	66,454
Net change in unrealized appreciation (depreciation)	309,991
Net realized and unrealized loss	(7,264,028)
Net decrease in net assets resulting from operations	$(7,801,293)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: September 18, 2014 — H-Class.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(537,265)	$(2,280,355)
Net realized loss on investments	(7,574,019)	(37,250,140)
Net change in unrealized appreciation (depreciation) on investments	309,991	(23,921)
Net decrease in net assets resulting from operations	(7,801,293)	(39,554,416)

Capital share transactions:
Proceeds from sale of shares
Investor Class	78,956,204	396,150,082
Advisor Class	14,569,130	43,312,714
A-Class	6,799,348	24,186,917
C-Class	4,742,533	13,040,917
H-Class*	10,000	—
Cost of shares redeemed
Investor Class	(78,944,061)	(388,967,563)
Advisor Class	(12,622,900)	(47,807,585)
A-Class	(5,522,037)	(23,182,304)
C-Class	(4,417,326)	(12,185,135)
H-Class*	—	—
Net increase from capital share transactions	3,570,891	4,548,043
Net decrease in net assets	(4,230,402)	(35,006,373)

Net assets:
Beginning of period	93,878,725	128,885,098
End of period	$89,648,323	$93,878,725
Accumulated net investment loss at end of period	$(919,843)	$(382,578)

Capital share activity:
Shares sold
Investor Class	4,872,234	20,629,628
Advisor Class	982,323	2,483,798
A-Class	450,763	1,354,080
C-Class	343,089	790,782
H-Class*	697	—
Shares redeemed
Investor Class	(4,929,618)	(20,970,317)
Advisor Class	(869,040)	(2,790,831)
A-Class	(367,803)	(1,306,326)
C-Class	(318,756)	(749,635)
Net increase (decrease) in shares	163,889	(558,821)

*	Since commencement of operations: September 18, 2014

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$16.82	$21.03	$24.61	$28.50	$34.38	$54.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.25)	(.30)	(.38)	(.41)	(.47)
Net gain (loss) on investments (realized and unrealized)	(1.07)	(3.96)	(3.28)	(3.51)	(5.47)	(19.32)
Total from investment operations	(1.16)	(4.21)	(3.58)	(3.89)	(5.88)	(19.79)
Less distributions from:
Net investment income	—	—	—	—	—	(.06)
Total distributions	—	—	—	—	—	(.06)
Net asset value, end of period	$15.66	$16.82	$21.03	$24.61	$28.50	$34.38

Total Return[c]	(6.90%)	(20.02%)	(14.55%)	(13.65%)	(17.10%)	(36.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,827	$79,172	$106,158	$112,334	$118,410	$171,423
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.35%)	(1.27%)	(1.31%)	(1.22%)	(1.16%)
Total expenses[d]	1.42%	1.42%	1.41%	1.41%	1.44%	1.43%
Portfolio turnover rate	—	—	—	—	—	—

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$15.36	$19.31	$22.71	$26.44	$32.06	$50.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.32)	(.39)	(.48)	(.54)	(.63)
Net gain (loss) on investments (realized and unrealized)	(.97)	(3.63)	(3.01)	(3.25)	(5.08)	(18.08)
Total from investment operations	(1.09)	(3.95)	(3.40)	(3.73)	(5.62)	(18.71)
Less distributions from:
Net investment income	—	—	—	—	—	(.06)
Total distributions	—	—	—	—	—	(.06)
Net asset value, end of period	$14.27	$15.36	$19.31	$22.71	$26.44	$32.06

Total Return[c]	(7.10%)	(20.46%)	(14.97%)	(14.11%)	(17.53%)	(36.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,460	$3,061	$9,775	$5,978	$6,434	$9,607
Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.85%)	(1.77%)	(1.81%)	(1.72%)	(1.63%)
Total expenses[d]	1.92%	1.93%	1.90%	1.91%	1.93%	1.93%
Portfolio turnover rate	—	—	—	—	—	—

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$15.71	$19.69	$23.10	$26.82	$32.43	$51.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.28)	(.34)	(.42)	(.48)	(.53)
Net gain (loss) on investments (realized and unrealized)	(1.00)	(3.70)	(3.07)	(3.30)	(5.13)	(18.28)
Total from investment operations	(1.10)	(3.98)	(3.41)	(3.72)	(5.61)	(18.81)
Less distributions from:
Net investment income	—	—	—	—	—	(.06)
Total distributions	—	—	—	—	—	(.06)
Net asset value, end of period	$14.61	$15.71	$19.69	$23.10	$26.82	$32.43

Total Return[c]	(7.00%)	(20.21%)	(14.76%)	(13.87%)	(17.30%)	(36.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,298	$5,468	$5,912	$7,915	$5,029	$28,565
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.58%)	(1.52%)	(1.56%)	(1.47%)	(1.42%)
Total expenses[d]	1.67%	1.68%	1.65%	1.66%	1.68%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$14.62	$18.46	$21.83	$25.53	$31.12	$49.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.38)	(.48)	(.59)	(.67)	(.79)
Net gain (loss) on investments (realized and unrealized)	(.92)	(3.46)	(2.89)	(3.11)	(4.92)	(17.62)
Total from investment operations	(1.07)	(3.84)	(3.37)	(3.70)	(5.59)	(18.41)
Less distributions from:
Net investment income	—	—	—	—	—	(.06)
Total distributions	—	—	—	—	—	(.06)
Net asset value, end of period	$13.55	$14.62	$18.46	$21.83	$25.53	$31.12

Total Return[c]	(7.32%)	(20.80%)	(15.44%)	(14.49%)	(17.96%)	(37.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,053	$6,177	$7,041	$7,870	$11,817	$16,041
Ratios to average net assets:
Net investment income (loss)	(2.08%)	(2.34%)	(2.27%)	(2.31%)	(2.23%)	(2.15%)
Total expenses[d]	2.42%	2.42%	2.40%	2.42%	2.44%	2.43%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[e]
Per Share Data
Net asset value, beginning of period	$14.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)
Net gain (loss) on investments (realized and unrealized)	.28
Total from investment operations	.27
Net asset value, end of period	$14.62

Total Return[c]	1.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Ratios to average net assets:
Net investment income (loss)	(1.39%)
Total expenses[d]	1.68%
Portfolio turnover rate	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the Class.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:
Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 23.2%
Guggenheim Strategy Fund I1	148,815	$3,706,990
Total Mutual Funds
(Cost $3,714,696)		3,706,990

	Face Amount

REPURCHASE AGREEMENTS††,2 - 69.5%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$4,804,604	4,804,604
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,809,304	2,809,304
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,986,608	1,986,608
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,239,629	1,239,629
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	237,487	237,487
Total Repurchase Agreements
(Cost $11,077,632)		11,077,632

Total Investments - 92.7%
(Cost $14,792,328)		$14,784,622
Other Assets & Liabilities, net - 7.3%		1,162,268
Total Net Assets - 100.0%		$15,946,890

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $6,713,040)	83	$64,317

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/144 (Notional Value $2,324,545)	574	$1,712
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/144 (Notional Value $2,149,846)	531	(16,059)
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/144 (Notional Value $4,709,825)	1,163	(49,907)
(Total Notional Value $9,184,216)		$(64,254)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $3,714,696)	$3,706,990
Repurchase agreements, at value (cost $11,077,632)	11,077,632
Total investments (cost $14,792,328)	14,784,622
Segregated cash with broker	1,226,838
Unrealized appreciation on swap agreements	1,712
Receivables:
Fund shares sold	80,682
Swap settlement	6,118
Dividends	2,674
Total assets	16,102,646

Liabilities:
Unrealized depreciation on swap agreements	65,966
Payable for:
Fund shares redeemed	57,085
Variation margin	14,110
Management fees	7,373
Transfer agent and administrative fees	2,048
Distribution and service fees	1,493
Portfolio accounting fees	819
Miscellaneous	6,862
Total liabilities	155,756
Net assets	$15,946,890

Net assets consist of:
Paid in capital	$82,141,141
Accumulated net investment loss	(69,210)
Accumulated net realized loss on investments	(66,117,398)
Net unrealized depreciation on investments	(7,643)
Net assets	$15,946,890

Investor Class:
Net assets	$7,224,008
Capital shares outstanding	250,825
Net asset value per share	$28.80

Advisor Class:
Net assets	$274,159
Capital shares outstanding	10,112
Net asset value per share	$27.11

A-Class:
Net assets	$7,265,475
Capital shares outstanding	261,165
Net asset value per share	$27.82
Maximum offering price per share (Net asset value divided by 95.25%)	$29.21

C-Class:
Net assets	$1,173,134
Capital shares outstanding	47,317
Net asset value per share	$24.79

H-Class:
Net assets	$10,114
Capital shares outstanding	364
Net asset value per share	$27.81

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014**

Investment Income:
Dividends	$17,691
Interest	506
Total investment income	18,197

Expenses:
Management fees	48,569
Transfer agent and administrative fees	13,491
Distribution and service fees:
Advisor Class	2,003
A-Class	1,293
C-Class	4,755
H-Class	1
Portfolio accounting fees	5,397
Custodian fees	630
Trustees’ fees*	442
Miscellaneous	10,826
Total expenses	87,407
Net investment loss	(69,210)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(321)
Swap agreements	(1,661,582)
Futures contracts	9,892
Net realized loss	(1,652,011)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,706)
Swap agreements	(84,579)
Futures contracts	64,317
Net change in unrealized appreciation (depreciation)	(27,968)
Net realized and unrealized loss	(1,679,979)
Net decrease in net assets resulting from operations	$(1,749,189)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: September 18, 2014 — H-Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(69,210)	$(179,288)
Net realized loss on investments	(1,652,011)	(3,424,508)
Net change in unrealized appreciation (depreciation) on investments	(27,968)	65,013
Net decrease in net assets resulting from operations	(1,749,189)	(3,538,783)

Capital share transactions:
Proceeds from sale of shares
Investor Class	76,169,735	152,933,607
Advisor Class	13,106,084	38,354,968
A-Class	7,354,240	646,006
C-Class	2,189,988	1,338,850
H-Class**	10,340	—
Cost of shares redeemed
Investor Class	(74,534,423)	(150,997,216)
Advisor Class	(12,813,888)	(39,937,666)
A-Class	(270,304)	(371,971)
C-Class	(1,430,949)	(1,253,224)
H-Class**	(344)	—
Net increase from capital share transactions	9,780,479	713,354
Net increase (decrease) in net assets	8,031,290	(2,825,429)

Net assets:
Beginning of period	7,915,600	10,741,029
End of period	$15,946,890	$7,915,600
Accumulated net investment loss at end of period	$(69,210)	$—

Capital share activity:
Shares sold
Investor Class	2,451,232	4,127,092	*
Advisor Class	447,612	1,099,075	*
A-Class	258,627	17,551	*
C-Class	79,635	37,993	*
H-Class**	376	—
Shares redeemed
Investor Class	(2,407,849)	(4,095,216	)*
Advisor Class	(441,284)	(1,147,177	)*
A-Class	(9,080)	(10,220	)*
C-Class	(51,912)	(36,051	)*
H-Class**	(12)	—
Net increase (decrease) in shares	327,345	(6,953	)*

*
Capital share activity for the period presented through February 21, 2014 has been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 14 in Notes to Financial Statements.

**	Since commencement of operations: September 18, 2014

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]	Year Ended March 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$33.09	$43.91	$46.95	$59.62	$75.34	$125.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.54)	(.60)	(.80)	(.90)	(1.25)
Net gain (loss) on investments (realized and unrealized)	(4.11)	(10.28)	(2.44)	(11.87)	(14.82)	(48.85)
Total from investment operations	(4.29)	(10.82)	(3.04)	(12.67)	(15.72)	(50.10)
Net asset value, end of period	$28.80	$33.09	$43.91	$46.95	$59.62	$75.34

Total Return[c]	(12.96%)	(24.62%)	(6.50%)	(21.22%)	(20.90%)	(39.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,224	$6,865	$7,709	$8,792	$32,978	$21,137
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(1.44%)	(1.32%)	(1.38%)	(1.30%)	(1.35%)
Total expenses[d]	1.47%	1.46%	1.44%	1.45%	1.47%	1.47%
Portfolio turnover rate	—	—	—	—	—	—

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]	Year Ended March 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$31.26	$41.85	$45.01	$57.15	$72.70	$121.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.73)	(.80)	(1.05)	(1.20)	(1.60)
Net gain (loss) on investments (realized and unrealized)	(3.91)	(9.86)	(2.36)	(11.09)	(14.35)	(47.53)
Total from investment operations	(4.15)	(10.59)	(3.16)	(12.14)	(15.55)	(49.13)
Net asset value, end of period	$27.11	$31.26	$41.85	$45.01	$57.15	$72.70

Total Return[c]	(13.28%)	(25.30%)	(7.00%)	(21.26%)	(21.39%)	(40.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$274	$118	$2,171	$207	$642	$916
Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.93%)	(1.83%)	(1.91%)	(1.80%)	(1.84%)
Total expenses[d]	1.97%	1.96%	1.95%	1.95%	1.97%	1.97%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]	Year Ended March 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$32.00	$42.61	$45.77	$58.30	$73.88	$123.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.60)	(.70)	(.90)	(1.05)	(1.30)
Net gain (loss) on investments (realized and unrealized)	(3.98)	(10.01)	(2.46)	(11.63)	(14.53)	(48.15)
Total from investment operations	(4.18)	(10.61)	(3.16)	(12.53)	(15.58)	(49.45)
Net asset value, end of period	$27.82	$32.00	$42.61	$45.77	$58.30	$73.88

Total Return[c]	(13.06%)	(24.88%)	(6.89%)	(21.53%)	(21.11%)	(40.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,265	$372	$183	$474	$946	$1,041
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.69%)	(1.56%)	(1.62%)	(1.54%)	(1.37%)
Total expenses[d]	1.72%	1.71%	1.68%	1.69%	1.72%	1.71%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]	Year Ended March 31, 2010[f]
Per Share Data
Net asset value, beginning of period	$28.63	$38.42	$41.58	$53.34	$68.10	$114.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.80)	(.95)	(1.20)	(1.45)	(1.95)
Net gain (loss) on investments (realized and unrealized)	(3.56)	(8.99)	(2.21)	(10.56)	(13.31)	(44.48)
Total from investment operations	(3.84)	(9.79)	(3.16)	(11.76)	(14.76)	(46.43)
Net asset value, end of period	$24.79	$28.63	$38.42	$41.58	$53.34	$68.10

Total Return[c]	(13.41%)	(25.44%)	(7.58%)	(22.12%)	(21.66%)	(40.55%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,173	$561	$678	$752	$2,435	$1,858
Ratios to average net assets:
Net investment income (loss)	(2.11%)	(2.44%)	(2.32%)	(2.37%)	(2.29%)	(2.33%)
Total expenses[d]	2.47%	2.46%	2.44%	2.45%	2.47%	2.47%
Portfolio turnover rate	—	—	—	—	—	—

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[e]
Per Share Data
Net asset value, beginning of period	$27.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)
Net gain (loss) on investments (realized and unrealized)	.32
Total from investment operations	.31
Net asset value, end of period	$27.81

Total Return[c]	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Ratios to average net assets:
Net investment income (loss)	(1.49%)
Total expenses[d]	1.72%
Portfolio turnover rate	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the Class.

[f]
Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

FUND PROFILE (Unaudited)	September 30, 2014

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Equinix, Inc.	0.6%
Skyworks Solutions, Inc.	0.5%
Hanesbrands, Inc.	0.5%
Endo International plc	0.5%
Salix Pharmaceuticals Ltd.	0.5%
Henry Schein, Inc.	0.5%
SL Green Realty Corp.	0.5%
Advance Auto Parts, Inc.	0.5%
Church & Dwight Company, Inc.	0.5%
Signet Jewelers Ltd.	0.5%
Top Ten Total	5.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.8%

FINANCIAL - 16.6%
SL Green Realty Corp.	1,004	$101,725
Realty Income Corp.	2,337	95,327
Federal Realty Investment Trust	711	84,224
Everest Re Group Ltd.	477	77,278
Arthur J Gallagher & Co.	1,669	75,705
New York Community Bancorp, Inc.	4,648	73,764
UDR, Inc.	2,643	72,021
Alleghany Corp.*	172	71,922
Raymond James Financial, Inc.	1,320	70,726
Camden Property Trust	898	61,540
Duke Realty Corp.	3,582	61,540
SVB Financial Group*	533	59,743
Extra Space Storage, Inc.	1,157	59,666
Jones Lang LaSalle, Inc.	471	59,506
Signature Bank*	528	59,167
Reinsurance Group of America, Inc. — Class A	720	57,694
Protective Life Corp.	828	57,472
Alexandria Real Estate Equities, Inc.	753	55,534
Regency Centers Corp.	970	52,215
Kilroy Realty Corp.	873	51,891
Mid-America Apartment Communities, Inc.	790	51,864
Liberty Property Trust	1,555	51,719
East West Bancorp, Inc.	1,506	51,204
WR Berkley Corp.	1,071	51,194
HCC Insurance Holdings, Inc.	1,050	50,705
Taubman Centers, Inc.	665	48,545
CBOE Holdings, Inc.	895	47,905
Eaton Vance Corp.	1,247	47,049
Waddell & Reed Financial, Inc. — Class A	887	45,849
Omega Healthcare Investors, Inc.	1,336	45,678
American Financial Group, Inc.	787	45,559
National Retail Properties, Inc.	1,313	45,390
Senior Housing Properties Trust	2,139	44,748
Cullen/Frost Bankers, Inc.	575	43,993
RenaissanceRe Holdings Ltd.	425	42,496
Hospitality Properties Trust	1,573	42,235
Corrections Corporation of America	1,222	41,988
PacWest Bancorp	1,017	41,931
BioMed Realty Trust, Inc.	2,049	41,390
Rayonier, Inc.	1,329	41,385
American Campus Communities, Inc.	1,102	40,168
Brown & Brown, Inc.	1,244	39,995
City National Corp.	503	38,062
SLM Corp.	4,441	38,015
LaSalle Hotel Properties	1,093	37,424
Weingarten Realty Investors	1,181	37,202
Commerce Bancshares, Inc.	827	36,921
Highwoods Properties, Inc.	949	36,916
Old Republic International Corp.	2,547	36,371
Prosperity Bancshares, Inc.	630	36,017
Home Properties, Inc.	600	34,944
Synovus Financial Corp.	1,460	34,514
Umpqua Holdings Corp.	1,962	32,314
First Niagara Financial Group, Inc.	3,716	30,954
First Horizon National Corp.	2,490	30,577
FirstMerit Corp.	1,736	30,554
First American Financial Corp.	1,125	30,510
Federated Investors, Inc. — Class B	1,002	29,419
Aspen Insurance Holdings Ltd.	687	29,383
StanCorp Financial Group, Inc.	459	29,000
Washington Prime Group, Inc.	1,629	28,475
Hanover Insurance Group, Inc.	463	28,437
Associated Banc-Corp.	1,626	28,325
Webster Financial Corp.	948	27,625
Hancock Holding Co.	860	27,563
Primerica, Inc.	570	27,485
TCF Financial Corp.	1,752	27,209
Bank of Hawaii Corp.	465	26,417
Corporate Office Properties Trust	921	23,688
Janus Capital Group, Inc.	1,559	22,668
Fulton Financial Corp.	1,972	21,850
Washington Federal, Inc.	1,045	21,276
Valley National Bancorp	2,001	19,390
Cathay General Bancorp	778	19,318
Mercury General Corp.	381	18,597
BancorpSouth, Inc.	898	18,086
Kemper Corp.	525	17,929
Equity One, Inc.	806	17,434
Potlatch Corp.	426	17,129
Alexander & Baldwin, Inc.	476	17,122
Mack-Cali Realty Corp.	878	16,779
Trustmark Corp.	708	16,309
International Bancshares Corp.	611	15,070
Astoria Financial Corp.	920	11,399
Total Financial		3,486,327

INDUSTRIAL - 14.3%
B/E Aerospace, Inc.*	1,106	92,838
Trimble Navigation Ltd.*	2,729	83,235
Wabtec Corp.	1,011	81,932
Energizer Holdings, Inc.	648	79,840
Mettler-Toledo International, Inc.*	303	77,608
Trinity Industries, Inc.	1,639	76,573
J.B. Hunt Transport Services, Inc.	967	71,606
Rock-Tenn Co. — Class A	1,503	71,513
Kirby Corp.*	599	70,592
Hubbell, Inc. — Class B	571	68,823
Fortune Brands Home & Security, Inc.	1,664	68,407
Packaging Corporation of America	1,033	65,926
Waste Connections, Inc.	1,303	63,222
IDEX Corp.	841	60,863
Avnet, Inc.	1,452	60,258
Lincoln Electric Holdings, Inc.	834	57,659
Donaldson Company, Inc.	1,396	56,720
Carlisle Companies, Inc.	673	54,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Eagle Materials, Inc.	527	$53,664
Acuity Brands, Inc.	454	53,440
Huntington Ingalls Industries, Inc.	510	53,147
Genesee & Wyoming, Inc. — Class A*	536	51,086
Old Dominion Freight Line, Inc.*	715	50,508
Nordson Corp.	616	46,859
Graco, Inc.	631	46,050
ITT Corp.	962	43,232
Alliant Techsystems, Inc.	335	42,759
SPX Corp.	447	41,987
Sonoco Products Co.	1,068	41,962
URS Corp.	726	41,825
AptarGroup, Inc.	684	41,519
Gentex Corp.	1,535	41,091
AGCO Corp.	896	40,732
Zebra Technologies Corp. — Class A*	533	37,827
AO Smith Corp.	794	37,540
Esterline Technologies Corp.*	335	37,275
Valmont Industries, Inc.	275	37,106
Terex Corp.	1,157	36,758
Cognex Corp.*	911	36,686
Lennox International, Inc.	469	36,052
AECOM Technology Corp.*	1,044	35,235
Triumph Group, Inc.	540	35,127
Kennametal, Inc.	826	34,122
Timken Co.	801	33,954
Landstar System, Inc.	469	33,857
CLARCOR, Inc.	530	33,432
FEI Co.	441	33,260
Crane Co.	520	32,869
Exelis, Inc.	1,977	32,700
National Instruments Corp.	1,056	32,662
Clean Harbors, Inc.*	579	31,220
Regal-Beloit Corp.	474	30,455
Woodward, Inc.	612	29,143
Belden, Inc.	454	29,065
KBR, Inc.	1,525	28,716
Con-way, Inc.	604	28,690
GATX Corp.	470	27,434
Knowles Corp.*	893	23,665
Tech Data Corp.*	402	23,662
Silgan Holdings, Inc.	459	21,573
Tidewater, Inc.	522	20,374
Vishay Intertechnology, Inc.	1,424	20,349
Louisiana-Pacific Corp.*	1,485	20,181
Worthington Industries, Inc.	534	19,875
TimkenSteel Corp.	400	18,596
Harsco Corp.	848	18,156
MSA Safety, Inc.	330	16,302
Itron, Inc.*	412	16,196
Greif, Inc. — Class A	356	15,596
Granite Construction, Inc.	378	12,024
Werner Enterprises, Inc.	468	11,794
Total Industrial		3,011,100

CONSUMER, NON-CYCLICAL - 13.3%
Endo International plc*	1,611	110,106
Salix Pharmaceuticals Ltd.*	669	104,525
Henry Schein, Inc.*	891	103,776
Church & Dwight Company, Inc.	1,403	98,434
Cooper Companies, Inc.	507	78,965
Jarden Corp.*	1,252	75,258
Towers Watson & Co. — Class A	737	73,332
ResMed, Inc.1	1,472	72,525
Gartner, Inc.*	933	68,548
WhiteWave Foods Co. — Class A*	1,828	66,411
Community Health Systems, Inc.*	1,210	66,296
Omnicare, Inc.	1,027	63,941
United Therapeutics Corp.*	496	63,810
IDEXX Laboratories, Inc.*	528	62,214
Hologic, Inc.*	2,537	61,725
Ingredion, Inc.	783	59,344
Manpowergroup, Inc.	837	58,674
MEDNAX, Inc.*	1,052	57,671
Hain Celestial Group, Inc.*	529	54,143
Cubist Pharmaceuticals, Inc.*	795	52,740
CDK Global, Inc.*	1,683	51,483
Centene Corp.*	615	50,866
Global Payments, Inc.	716	50,034
SEI Investments Co.	1,374	49,684
Service Corporation International	2,217	46,867
Covance, Inc.*	594	46,748
Teleflex, Inc.	435	45,692
WEX, Inc.*	407	44,900
Sirona Dental Systems, Inc.*	581	44,551
Align Technology, Inc.*	763	39,432
Health Net, Inc.*	843	38,871
Tupperware Brands Corp.	529	36,522
Live Nation Entertainment, Inc.*	1,516	36,414
Techne Corp.	389	36,391
VCA, Inc.*	905	35,594
Flowers Foods, Inc.	1,936	35,545
RR Donnelley & Sons Co.	2,098	34,533
STERIS Corp.	623	33,617
LifePoint Hospitals, Inc.*	474	32,796
United Natural Foods, Inc.*	521	32,021
Charles River Laboratories International, Inc.*	490	29,273
Deluxe Corp.	523	28,849
WellCare Health Plans, Inc.*	461	27,817
CoreLogic, Inc.*	957	25,906
Scotts Miracle-Gro Co. — Class A	469	25,795
Apollo Education Group, Inc. — Class A*	1,025	25,778
DeVry Education Group, Inc.	602	25,772
Hill-Rom Holdings, Inc.	602	24,941
Bio-Rad Laboratories, Inc. — Class A*	215	24,381
Sotheby’s	645	23,039

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Leidos Holdings, Inc.	653	$22,417
Corporate Executive Board Co.	354	21,265
Rollins, Inc.	673	19,705
SUPERVALU, Inc.*	2,163	19,337
Convergys Corp.	1,062	18,925
Lancaster Colony Corp.	204	17,397
HMS Holdings Corp.*	921	17,361
Rent-A-Center, Inc.	555	16,845
Aaron’s, Inc.	676	16,440
Thoratec Corp.*	591	15,797
Post Holdings, Inc.*	471	15,628
FTI Consulting, Inc.*	429	14,998
Dean Foods Co.	985	13,051
Civeo Corp.	1,120	13,003
Universal Corp.	243	10,787
Tootsie Roll Industries, Inc.	210	5,878
Total Consumer, Non-cyclical		2,795,384

CONSUMER, CYCLICAL - 9.8%
Hanesbrands, Inc.	1,046	112,382
Advance Auto Parts, Inc.	766	99,810
Signet Jewelers Ltd.	842	95,912
Polaris Industries, Inc.	637	95,416
LKQ Corp.*	3,169	84,263
Foot Locker, Inc.	1,509	83,975
Alaska Air Group, Inc.	1,416	61,653
Williams-Sonoma, Inc.	919	61,178
Arrow Electronics, Inc.*	1,038	57,453
Toll Brothers, Inc.*	1,700	52,972
NVR, Inc.*	42	47,461
MSC Industrial Direct Company, Inc. — Class A	537	45,892
Dick’s Sporting Goods, Inc.	1,044	45,811
Domino’s Pizza, Inc.	579	44,559
Panera Bread Co. — Class A*	270	43,934
International Game Technology	2,595	43,778
Carter’s, Inc.	558	43,256
Ingram Micro, Inc. — Class A*	1,634	42,174
Brunswick Corp.	975	41,087
Oshkosh Corp.	893	39,426
Copart, Inc.*	1,191	37,296
Cinemark Holdings, Inc.	1,093	37,206
Tempur Sealy International, Inc.*	639	35,893
Deckers Outdoor Corp.*	364	35,374
Kate Spade & Co.*	1,332	34,938
Brinker International, Inc.	678	34,436
Bally Technologies, Inc.*	402	32,441
JC Penney Company, Inc.*	3,201	32,138
World Fuel Services Corp.	759	30,299
Cabela’s, Inc.*	500	29,450
CST Brands, Inc.	794	28,544
JetBlue Airways Corp.*	2,574	27,336
Abercrombie & Fitch Co. — Class A	749	27,219
American Eagle Outfitters, Inc.	1,837	26,673
Office Depot, Inc.*	5,080	26,111
Big Lots, Inc.	588	25,314
Thor Industries, Inc.	487	25,081
Watsco, Inc.	286	24,647
Wendy’s Co.	2,889	23,863
Chico’s FAS, Inc.	1,604	23,691
Cheesecake Factory, Inc.	484	22,022
Owens & Minor, Inc.	662	21,674
HSN, Inc.	341	20,927
DreamWorks Animation SKG, Inc. — Class A*	756	20,616
ANN, Inc.*	480	19,742
Life Time Fitness, Inc.*	378	19,066
Herman Miller, Inc.	624	18,627
Ascena Retail Group, Inc.*	1,375	18,288
HNI Corp.	474	17,059
Guess?, Inc.	671	14,742
KB Home	955	14,268
MDC Holdings, Inc.	410	10,381
International Speedway Corp. — Class A	293	9,271
Total Consumer, Cyclical		2,067,025

TECHNOLOGY - 7.3%
Skyworks Solutions, Inc.	1,990	115,521
ANSYS, Inc.*	966	73,097
Synopsys, Inc.*	1,636	64,941
Concur Technologies, Inc.*	503	63,791
NCR Corp.*	1,764	58,935
MSCI, Inc. — Class A*	1,224	57,552
Cadence Design Systems, Inc.*	3,045	52,405
Broadridge Financial Solutions, Inc.	1,255	52,245
Cree, Inc.*	1,260	51,597
3D Systems Corp.*,1	1,085	50,311
SunEdison, Inc.*	2,626	49,579
Jack Henry & Associates, Inc.	866	48,202
PTC, Inc.*	1,232	45,461
Ultimate Software Group, Inc.*	297	42,028
Teradyne, Inc.	2,149	41,669
VeriFone Systems, Inc.*	1,187	40,809
Solera Holdings, Inc.	720	40,580
Informatica Corp.*	1,155	39,547
Atmel Corp.*	4,394	35,503
Riverbed Technology, Inc.*	1,677	31,100
International Rectifier Corp.*	751	29,469
SolarWinds, Inc.*	689	28,972
Lexmark International, Inc. — Class A	654	27,795
DST Systems, Inc.	321	26,938
Integrated Device Technology, Inc.*	1,562	24,914
Compuware Corp.	2,311	24,520
Diebold, Inc.	678	23,947
Allscripts Healthcare Solutions, Inc.*	1,778	23,852
CommVault Systems, Inc.*	447	22,529
ACI Worldwide, Inc.*	1,198	22,474
Advanced Micro Devices, Inc.*,1	6,531	22,271
Mentor Graphics Corp.	1,015	20,802
Rovi Corp.*	995	19,646

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Fairchild Semiconductor International, Inc. — Class A*	1,261	$19,583
Intersil Corp. — Class A	1,360	19,326
Semtech Corp.*	707	19,195
Science Applications International Corp.	425	18,798
Fair Isaac Corp.	338	18,623
Silicon Laboratories, Inc.*	424	17,231
Cypress Semiconductor Corp.	1,538	15,188
Advent Software, Inc.	466	14,707
Acxiom Corp.*	810	13,406
Total Technology		1,529,059

ENERGY - 4.1%
HollyFrontier Corp.	2,085	91,073
Oceaneering International, Inc.	1,134	73,903
Dresser-Rand Group, Inc.*	804	66,137
Energen Corp.	769	55,552
SM Energy Co.	707	55,145
Superior Energy Services, Inc.	1,624	53,381
WPX Energy, Inc.*	2,131	51,272
Patterson-UTI Energy, Inc.	1,534	49,902
Gulfport Energy Corp.*	898	47,953
Dril-Quip, Inc.*	420	37,548
Peabody Energy Corp.	2,850	35,283
Oil States International, Inc.*	568	35,159
NOW, Inc.*	1,124	34,181
Rowan Companies plc — Class A	1,307	33,080
Rosetta Resources, Inc.*	646	28,786
Unit Corp.*	484	28,387
Atwood Oceanics, Inc.*	628	27,437
Murphy USA, Inc.*	451	23,930
Helix Energy Solutions Group, Inc.*	1,031	22,744
CARBO Ceramics, Inc.	206	12,201
Total Energy		863,054

COMMUNICATIONS - 3.9%
Equinix, Inc.*	559	118,777
tw telecom, Inc. — Class A*	1,450	60,335
FactSet Research Systems, Inc.	411	49,949
Lamar Advertising Co. — Class A	840	41,370
Rackspace Hosting, Inc.*	1,246	40,557
ARRIS Group, Inc.*	1,383	39,215
TIBCO Software, Inc.*	1,600	37,808
AOL, Inc.*	826	37,129
Fortinet, Inc.*	1,444	36,482
AMC Networks, Inc. — Class A*	621	36,279
RF Micro Devices, Inc.*	3,020	34,850
Graham Holdings Co. — Class B	46	32,181
JDS Uniphase Corp.*	2,415	30,912
John Wiley & Sons, Inc. — Class A	493	27,662
Time, Inc.*	1,144	26,804
Telephone & Data Systems, Inc.	1,039	24,894
Conversant, Inc.*	632	21,646
Plantronics, Inc.	450	21,501
Ciena Corp.*	1,119	18,710
Polycom, Inc.*	1,438	17,666
InterDigital, Inc.	425	16,924
Meredith Corp.	383	16,392
New York Times Co. — Class A	1,373	15,405
NeuStar, Inc. — Class A*	589	14,625
ADTRAN, Inc.	574	11,784
Total Communications		829,857

BASIC MATERIALS - 3.9%
Ashland, Inc.	753	78,386
RPM International, Inc.	1,402	64,184
Valspar Corp.	800	63,192
United States Steel Corp.	1,524	59,694
Steel Dynamics, Inc.	2,520	56,977
Reliance Steel & Aluminum Co.	819	56,020
Albemarle Corp.	821	48,357
Royal Gold, Inc.	684	44,419
NewMarket Corp.	113	43,055
Cytec Industries, Inc.	754	35,657
PolyOne Corp.	969	34,477
Cabot Corp.	678	34,422
Compass Minerals International, Inc.	352	29,667
Sensient Technologies Corp.	506	26,489
Carpenter Technology Corp.	559	25,239
Domtar Corp.	682	23,959
Minerals Technologies, Inc.	362	22,339
Commercial Metals Co.	1,237	21,116
Olin Corp.	825	20,831
Cliffs Natural Resources, Inc.1	1,608	16,691
Rayonier Advanced Materials, Inc.1	447	14,711
Total Basic Materials		819,882

UTILITIES - 3.6%
OGE Energy Corp.	2,092	77,634
Alliant Energy Corp.	1,165	64,553
National Fuel Gas Co.	883	61,801
UGI Corp.	1,810	61,703
MDU Resources Group, Inc.	2,036	56,621
Atmos Energy Corp.	1,054	50,276
Westar Energy, Inc.	1,362	46,471
Aqua America, Inc.	1,860	43,766
Questar Corp.	1,840	41,014
Great Plains Energy, Inc.	1,618	39,107
Vectren Corp.	866	34,553
Cleco Corp.	634	30,527
Hawaiian Electric Industries, Inc.	1,077	28,594
IDACORP, Inc.	528	28,306
WGL Holdings, Inc.	545	22,955
Black Hills Corp.	469	22,456

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

PNM Resources, Inc.	836	$20,825
ONE Gas, Inc.	546	18,701
Total Utilities		749,863

Total Common Stocks
(Cost $10,738,183)		16,151,551

MUTUAL FUNDS† - 15.2%
Guggenheim Strategy Fund I2	128,746	3,207,066
Total Mutual Funds
(Cost $3,212,082)		3,207,066

	Face Amount

REPURCHASE AGREEMENT††,3 - 1.1%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	$230,789	230,789
Total Repurchase Agreement
(Cost $230,789)		230,789

SECURITIES LENDING COLLATERAL††,5 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	79,860	79,860
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	13,092	13,092
Total Securities Lending Collateral
(Cost $92,952)		92,952

Total Investments - 93.5%
(Cost $14,274,006)		$19,682,358
Other Assets & Liabilities, net - 6.5%		1,362,102
Total Net Assets - 100.0%		$21,044,460

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,091,120)	8	$(924)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 S&P MidCap 400 Index Swap, Terminating 10/29/146 (Notional Value $2,382,917)	1,738	$(8,004)
Goldman Sachs International October 2014 S&P MidCap 400 Index Swap, Terminating 10/28/146 (Notional Value $4,814,184)	3,512	(16,138)
Barclays Bank plc October 2014 S&P MidCap 400 Index Swap, Terminating 10/31/146 (Notional Value $7,219,208)	5,266	(77,667)
(Total Notional Value $14,416,309)		$(101,809)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
3	Repurchase Agreement — See Note 5.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Securities lending collateral— See Note 6.
6	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $102,320 of securities loaned (cost $13,950,265)	$19,358,617
Repurchase agreements, at value (cost $323,741)	323,741
Total investments (cost $14,274,006)	19,682,358
Segregated cash with broker	1,714,603
Receivables:
Fund shares sold	1,198,135
Securities sold	850,876
Dividends	17,755
Securities lending income	423
Total assets	23,464,150

Liabilities:
Overdraft due to custodian bank	1,247,952
Unrealized depreciation on swap agreements	101,809
Payable for:
Fund shares redeemed	852,053
Upon return of securities loaned	108,184
Securities purchased	54,022
Management fees	17,405
Distribution and service fees	7,529
Swap settlement	6,097
Transfer agent and administrative fees	4,835
Portfolio accounting fees	1,934
Variation margin	924
Miscellaneous	16,946
Total liabilities	2,419,690
Net assets	$21,044,460

Net assets consist of:
Paid in capital	$15,758,544
Accumulated net investment loss	(165,359)
Accumulated net realized gain on investments	145,656
Net unrealized appreciation on investments	5,305,619
Net assets	$21,044,460

A-Class:
Net assets	$1,258,027
Capital shares outstanding	21,751
Net asset value per share	$57.84
Maximum offering price per share (Net asset value divided by 95.25%)	$60.72

C-Class:
Net assets	$4,337,707
Capital shares outstanding	83,426
Net asset value per share	$51.99

H-Class:
Net assets	$15,448,726
Capital shares outstanding	266,765
Net asset value per share	$57.91

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$123,451
Income from securities lending, net	2,281
Interest	301
Total investment income	126,033

Expenses:
Management fees	110,984
Transfer agent and administrative fees	30,829
Distribution and service fees:
A-Class	2,107
C-Class	22,126
H-Class	23,190
Portfolio accounting fees	12,331
Registration fees	15,294
Custodian fees	1,439
Trustees’ fees*	1,342
Line of credit interest expense	24
Miscellaneous	2,893
Total expenses	222,559
Net investment loss	(96,526)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,149,076
Swap agreements	(286,562)
Futures contracts	291,085
Net realized gain	1,153,599
Net change in unrealized appreciation (depreciation) on:
Investments	(1,681,750)
Swap agreements	(250,106)
Futures contracts	(55,802)
Net change in unrealized appreciation (depreciation)	(1,987,658)
Net realized and unrealized loss	(834,059)
Net decrease in net assets resulting from operations	$(930,585)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(96,526)	$(349,121)
Net realized gain on investments	1,153,599	11,514,098
Net change in unrealized appreciation (depreciation) on investments	(1,987,658)	(2,648,721)
Net increase (decrease) in net assets resulting from operations	(930,585)	8,516,256

Capital share transactions:
Proceeds from sale of shares
A-Class	640,809	5,147,333
C-Class	848,919	2,786,279
H-Class	111,844,012	351,619,280
Cost of shares redeemed
A-Class	(1,942,882)	(5,193,473)
C-Class	(973,413)	(4,325,407)
H-Class	(115,035,856)	(396,329,575)
Net decrease from capital share transactions	(4,618,411)	(46,295,563)
Net decrease in net assets	(5,548,996)	(37,779,307)

Net assets:
Beginning of period	26,593,456	64,372,763
End of period	$21,044,460	$26,593,456
Accumulated net investment loss at end of period	$(165,359)	$(68,833)

Capital share activity:
Shares sold
A-Class	10,606	98,241
C-Class	15,934	61,396
H-Class	1,887,488	6,703,452
Shares redeemed
A-Class	(33,860)	(102,024)
C-Class	(18,712)	(99,832)
H-Class	(1,952,244)	(7,636,463)
Net decrease in shares	(90,788)	(975,230)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$58.48	$45.07	$36.23	$37.14	$26.89	$13.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.35)	(.16)	(.23)	(.26)	(.16)
Net gain (loss) on investments (realized and unrealized)	(.44)	13.76	9.00	(.68)	10.51	13.72
Total from investment operations	(.64)	13.41	8.84	(.91)	10.25	13.56
Net asset value, end of period	$57.84	$58.48	$45.07	$36.23	$37.14	$26.89

Total Return[c]	(1.09%)	29.75%	24.40%	(2.45%)	38.12%	101.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,258	$2,632	$2,199	$1,997	$1,877	$1,567
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.68%)	(0.43%)	(0.68%)	(0.88%)	(0.79%)
Total expenses[d]	1.67%	1.67%	1.66%	1.66%	1.70%	1.69%
Portfolio turnover rate	170%	563%	447%	141%	211%	219%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$52.77	$40.97	$33.18	$34.26	$24.98	$12.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.64)	(.41)	(.43)	(.43)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.41)	12.44	8.20	(.65)	9.71	12.78
Total from investment operations	(.78)	11.80	7.79	(1.08)	9.28	12.51
Net asset value, end of period	$51.99	$52.77	$40.97	$33.18	$34.26	$24.98

Total Return[c]	(1.48%)	28.80%	23.48%	(3.15%)	37.15%	100.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,338	$4,549	$5,107	$4,815	$6,045	$4,069
Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.40%)	(1.23%)	(1.42%)	(1.59%)	(1.43%)
Total expenses[d]	2.42%	2.42%	2.40%	2.41%	2.44%	2.44%
Portfolio turnover rate	170%	563%	447%	141%	211%	219%

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$58.56	$45.13	$36.27	$37.12	$26.89	$13.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.34)	(.15)	(.24)	(.28)	(.15)
Net gain (loss) on investments (realized and unrealized)	(.46)	13.77	9.01	(.61)	10.51	13.71
Total from investment operations	(.65)	13.43	8.86	(.85)	10.23	13.56
Net asset value, end of period	$57.91	$58.56	$45.13	$36.27	$37.12	$26.89

Total Return[c]	(1.11%)	29.76%	24.43%	(2.29%)	38.04%	101.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,449	$19,413	$57,067	$16,974	$42,647	$30,825
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.66%)	(0.41%)	(0.72%)	(0.91%)	(0.73%)
Total expenses[d]	1.67%	1.68%	1.67%	1.66%	1.70%	1.68%
Portfolio turnover rate	170%	563%	447%	141%	211%	219%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 19.8%
Guggenheim Strategy Fund I1	40,223	$1,001,960
Total Mutual Funds
(Cost $1,004,368)		1,001,960

	Face Amount

REPURCHASE AGREEMENTS††,2 - 73.8%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$1,640,487	1,640,487
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	959,210	959,210
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	678,309	678,309
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	423,260	423,260
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	43,052	43,052
Total Repurchase Agreements
(Cost $3,744,318)		3,744,318

Total Investments - 93.6%
(Cost $4,748,686)		$4,746,278
Other Assets & Liabilities, net - 6.4%		325,359
Total Net Assets - 100.0%		$5,071,637

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $136,390)	1	$3,045

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 S&P MidCap 400 Index Swap, Terminating 10/31/144 (Notional Value $3,462,676)	2,526	$36,373
Credit Suisse Capital, LLC October 2014 S&P MidCap 400 Index Swap, Terminating 10/29/144 (Notional Value $843,395)	615	2,833
Goldman Sachs International October 2014 S&P MidCap 400 Index Swap, Terminating 10/28/144 (Notional Value $584,645)	426	1,945
(Total Notional Value $4,890,716)		$41,151

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $1,004,368)	$1,001,960
Repurchase agreements, at value (cost $3,744,318)	3,744,318
Total investments (cost $4,748,686)	4,746,278
Segregated cash with broker	292,049
Unrealized appreciation on swap agreements	41,151
Receivables:
Variation margin	1,380
Dividends	815
Fund shares sold	410
Total assets	5,082,083

Liabilities:
Payable for:
Fund shares redeemed	3,837
Management fees	2,610
Distribution and service fees	802
Transfer agent and administrative fees	725
Portfolio accounting fees	290
Miscellaneous	2,182
Total liabilities	10,446
Net assets	$5,071,637

Net assets consist of:
Paid in capital	$22,004,167
Accumulated net investment loss	(42,713)
Accumulated net realized loss on investments	(16,931,605)
Net unrealized appreciation on investments	41,788
Net assets	$5,071,637

A-Class:
Net assets	$170,084
Capital shares outstanding	4,858
Net asset value per share	$35.01
Maximum offering price per share (Net asset value divided by 95.25%)	$36.76

C-Class:
Net assets	$132,717
Capital shares outstanding	4,127
Net asset value per share	$32.16

H-Class:
Net assets	$4,768,836
Capital shares outstanding	136,480
Net asset value per share	$34.94

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$5,183
Interest	212
Total investment income	5,395

Expenses:
Management fees	17,279
Transfer agent and administrative fees	4,800
Distribution and service fees:
A-Class	247
C-Class	652
H-Class	4,390
Portfolio accounting fees	1,920
Custodian fees	224
Trustees’ fees*	157
Miscellaneous	2,866
Total expenses	32,535
Net investment loss	(27,140)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(30,255)
Futures contracts	(28,607)
Net realized loss	(58,862)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,408)
Swap agreements	94,418
Futures contracts	3,045
Net change in unrealized appreciation (depreciation)	95,055
Net realized and unrealized gain	36,193
Net increase in net assets resulting from operations	$9,053

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(27,140)	$(65,876)
Net realized loss on investments	(58,862)	(1,019,261)
Net change in unrealized appreciation (depreciation) on investments	95,055	(18,278)
Net increase (decrease) in net assets resulting from operations	9,053	(1,103,415)

Capital share transactions:
Proceeds from sale of shares
A-Class	326,405	581,605
C-Class	4,000	465,260
H-Class	11,635,579	36,107,700
Cost of shares redeemed
A-Class	(237,131)	(499,127)
C-Class	—	(494,432)
H-Class	(10,715,328)	(32,658,493)
Net increase from capital share transactions	1,013,525	3,502,513
Net increase in net assets	1,022,578	2,399,098

Net assets:
Beginning of period	4,049,059	1,649,961
End of period	$5,071,637	$4,049,059
Accumulated net investment loss at end of period	$(42,713)	$(15,573)

Capital share activity:
Shares sold
A-Class	9,052	15,265 *
C-Class	128	11,703 *
H-Class	332,560	900,020 *
Shares redeemed
A-Class	(6,802)	(13,229)*
C-Class	—	(12,899)*
H-Class	(303,875)	(823,824)*
Net increase in shares	31,063	77,036 *

*
Capital share activity for the period presented through February 7, 2014 has been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$35.55	$44.64	$54.64	$61.14	$82.10	$144.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.64)	(.84)	(1.02)	(1.17)	(1.56)
Net gain (loss) on investments (realized and unrealized)	(.30)	(8.45)	(9.16)	(5.48)	(19.79)	(60.98)
Total from investment operations	(.54)	(9.09)	(10.00)	(6.50)	(20.96)	(62.54)
Net asset value, end of period	$35.01	$35.55	$44.64	$54.64	$61.14	$82.10

Total Return[c]	(1.52%)	(20.36%)	(18.29%)	(10.65%)	(25.54%)	(43.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$170	$93	$26	$115	$268	$733
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.65%)	(1.52%)	(1.63%)	(1.54%)	(1.56%)
Total expenses[d]	1.67%	1.67%	1.64%	1.66%	1.69%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$32.78	$41.49	$51.18	$57.72	$78.09	$138.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.90)	(1.14)	(1.44)	(1.65)	(2.25)
Net gain (loss) on investments (realized and unrealized)	(.28)	(7.81)	(8.55)	(5.10)	(18.72)	(58.38)
Total from investment operations	(.62)	(8.71)	(9.69)	(6.54)	(20.37)	(60.63)
Net asset value, end of period	$32.16	$32.78	$41.49	$51.18	$57.72	$78.09

Total Return[c]	(1.89%)	(20.99%)	(18.93%)	(11.33%)	(26.09%)	(43.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$133	$131	$216	$121	$337	$268
Ratios to average net assets:
Net investment income (loss)	(2.13%)	(2.40%)	(2.29%)	(2.39%)	(2.29%)	(2.30%)
Total expenses[d]	2.42%	2.42%	2.40%	2.42%	2.44%	2.43%
Portfolio turnover rate	—	—	—	—	—	—

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$35.49	$44.59	$54.57	$61.08	$82.06	$144.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.66)	(.81)	(1.05)	(1.20)	(1.65)
Net gain (loss) on investments (realized and unrealized)	(.31)	(8.44)	(9.17)	(5.46)	(19.78)	(60.91)
Total from investment operations	(.55)	(9.10)	(9.98)	(6.51)	(20.98)	(62.56)
Net asset value, end of period	$34.94	$35.49	$44.59	$54.57	$61.08	$82.06

Total Return[c]	(1.55%)	(20.39%)	(18.31%)	(10.66%)	(25.56%)	(43.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,769	$3,825	$1,409	$1,578	$1,845	$2,891
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.65%)	(1.53%)	(1.64%)	(1.53%)	(1.55%)
Total expenses[d]	1.67%	1.67%	1.65%	1.67%	1.69%	1.68%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

FUND PROFILE (Unaudited)	September 30, 2014

RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Puma Biotechnology, Inc.	0.1%
Isis Pharmaceuticals, Inc.	0.1%
WEX, Inc.	0.1%
Team Health Holdings, Inc.	0.1%
Graphic Packaging Holding Co.	0.1%
Prosperity Bancshares, Inc.	0.1%
Ultimate Software Group, Inc.	0.1%
Brunswick Corp.	0.1%
RLJ Lodging Trust	0.1%
CNO Financial Group, Inc.	0.1%
Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 33.3%

FINANCIAL - 7.9%
Prosperity Bancshares, Inc.	181	$10,347
RLJ Lodging Trust	339	9,651
CNO Financial Group, Inc.	565	9,582
Investors Bancorp, Inc.	929	9,410
LaSalle Hotel Properties	270	9,245
Highwoods Properties, Inc.	234	9,102
Stifel Financial Corp.*	170	7,972
FirstMerit Corp.	429	7,550
First American Financial Corp.	277	7,511
Strategic Hotels & Resorts, Inc.*	641	7,468
Sunstone Hotel Investors, Inc.	533	7,366
Geo Group, Inc.	188	7,184
Umpqua Holdings Corp.	432	7,116
Radian Group, Inc.	495	7,059
EPR Properties	139	7,044
MGIC Investment Corp.*	878	6,857
Primerica, Inc.	142	6,847
Hancock Holding Co.	213	6,828
Webster Financial Corp.	234	6,818
Cousins Properties, Inc.	570	6,812
Portfolio Recovery Associates, Inc.*	130	6,789
CubeSmart	374	6,724
Bank of the Ozarks, Inc.	206	6,493
Texas Capital Bancshares, Inc.*	112	6,460
DiamondRock Hospitality Co.	507	6,429
DCT Industrial Trust, Inc.	853	6,407
Sovran Self Storage, Inc.	85	6,321
Colony Financial, Inc.	278	6,221
Pebblebrook Hotel Trust	166	6,198
MarketAxess Holdings, Inc.	98	6,063
Healthcare Realty Trust, Inc.	249	5,896
Janus Capital Group, Inc.	388	5,642
PrivateBancorp, Inc. — Class A	186	5,563
United Bankshares, Inc.	179	5,536
Medical Properties Trust, Inc.	447	5,480
Wintrust Financial Corp.	121	5,405
FNB Corp.	450	5,396
Washington Federal, Inc.	263	5,356
Sun Communities, Inc.	106	5,353
UMB Financial Corp.	98	5,346
Ryman Hospitality Properties, Inc.	113	5,345
Lexington Realty Trust	533	5,218
Cathay General Bancorp	206	5,115
Glimcher Realty Trust	376	5,092
IBERIABANK Corp.	81	5,063
Valley National Bancorp	520	5,039
BancorpSouth, Inc.	249	5,015
Invesco Mortgage Capital, Inc.	319	5,014
Glacier Bancorp, Inc.	193	4,991
National Health Investors, Inc.	86	4,914
EastGroup Properties, Inc.	81	4,908
Susquehanna Bancshares, Inc.	486	4,860
First Industrial Realty Trust, Inc.	285	4,819
RLI Corp.	111	4,805
MB Financial, Inc.	172	4,761
Western Alliance Bancorporation*	196	4,684
Chambers Street Properties	614	4,623
First Financial Bankshares, Inc.	166	4,613
American Realty Capital Healthcare Trust, Inc.	439	4,601
Financial Engines, Inc.	133	4,550
Symetra Financial Corp.	195	4,549
Alexander & Baldwin, Inc.	126	4,532
Hatteras Financial Corp.	250	4,490
DuPont Fabros Technology, Inc.	165	4,462
Kennedy-Wilson Holdings, Inc.	186	4,457
American Equity Investment Life Holding Co.	193	4,416
Blackhawk Network Holdings, Inc.*	136	4,406
Mack-Cali Realty Corp.	230	4,395
Washington Real Estate Investment Trust	173	4,391
Capitol Federal Financial, Inc.	371	4,386
First Citizens BancShares, Inc. — Class A	20	4,332
New York REIT, Inc.	420	4,318
New Residential Investment Corp.	731	4,262
Platinum Underwriters Holdings Ltd.	70	4,262
Potlatch Corp.	105	4,222
EverBank Financial Corp.	236	4,168
WageWorks, Inc.*	91	4,144
Home BancShares, Inc.	140	4,117
PennyMac Mortgage Investment Trust	192	4,115
Acadia Realty Trust	149	4,108
Kemper Corp.	120	4,098
Evercore Partners, Inc. — Class A	86	4,042
Trustmark Corp.	175	4,031
CVB Financial Corp.	275	3,946
Home Loan Servicing Solutions Ltd.	184	3,898
Government Properties Income Trust	177	3,878
Old National Bancorp	297	3,852
Altisource Portfolio Solutions S.A.*	38	3,830
PS Business Parks, Inc.	50	3,807
Chesapeake Lodging Trust	130	3,790
Education Realty Trust, Inc.	362	3,722
Empire State Realty Trust, Inc. — Class A	238	3,575
ARMOUR Residential REIT, Inc.	926	3,565
Redwood Trust, Inc.	215	3,565
Altisource Residential Corp.	148	3,552
Pennsylvania Real Estate Investment Trust	178	3,549
Hilltop Holdings, Inc.*	176	3,529
Community Bank System, Inc.	105	3,527
South State Corp.	63	3,522
Hudson Pacific Properties, Inc.	142	3,502
International Bancshares Corp.	141	3,477
CYS Investments, Inc.	420	3,461
Parkway Properties, Inc.	184	3,456
Retail Opportunity Investments Corp.	234	3,440

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Equity One, Inc.	159	$3,439
Argo Group International Holdings Ltd.	68	3,421
Greenhill & Company, Inc.	73	3,394
Columbia Banking System, Inc.	136	3,373
BGC Partners, Inc. — Class A	452	3,358
Pinnacle Financial Partners, Inc.	92	3,320
LTC Properties, Inc.	90	3,320
Hersha Hospitality Trust	520	3,312
St. Joe Co.*	164	3,269
Ramco-Gershenson Properties Trust	200	3,250
Selective Insurance Group, Inc.	146	3,232
WisdomTree Investments, Inc.*	279	3,175
Montpelier Re Holdings Ltd.	102	3,171
Westamerica Bancorporation	68	3,163
First Midwest Bancorp, Inc.	195	3,138
Virtus Investment Partners, Inc.	18	3,127
AmTrust Financial Services, Inc.	78	3,106
American Assets Trust, Inc.	93	3,066
Capstead Mortgage Corp.	248	3,036
Horace Mann Educators Corp.	106	3,022
FelCor Lodging Trust, Inc.	322	3,014
BBCN Bancorp, Inc.	206	3,006
Enstar Group Ltd.*	22	2,999
Sabra Health Care REIT, Inc.	123	2,991
Outerwall, Inc.*	53	2,973
iStar Financial, Inc.*	220	2,970
Encore Capital Group, Inc.*	67	2,969
Northwest Bancshares, Inc.	245	2,964
National Penn Bancshares, Inc.	305	2,962
Astoria Financial Corp.	225	2,788
Sterling Bancorp	217	2,775
Union Bankshares Corp.	120	2,772
Aircastle Ltd.	168	2,749
Altisource Asset Management Corp.*	4	2,700
BofI Holding, Inc.*	37	2,690
Starwood Waypoint Residential Trust	101	2,627
Franklin Street Properties Corp.	233	2,614
STAG Industrial, Inc.	126	2,609
Associated Estates Realty Corp.	149	2,609
Ambac Financial Group, Inc.*	117	2,586
Boston Private Financial Holdings, Inc.	207	2,565
Provident Financial Services, Inc.	156	2,554
NBT Bancorp, Inc.	113	2,544
American Capital Mortgage Investment Corp.	133	2,503
ViewPoint Financial Group, Inc.	104	2,490
Park National Corp.	33	2,489
HFF, Inc. — Class A	85	2,462
Summit Hotel Properties, Inc.	222	2,393
Ellie Mae, Inc.*	73	2,380
First Financial Bancorp	150	2,375
Greenlight Capital Re Ltd. — Class A*	73	2,366
Nelnet, Inc. — Class A	54	2,327
Essent Group Ltd.*	108	2,312
Chemical Financial Corp.	85	2,286
Select Income REIT	95	2,285
Credit Acceptance Corp.*	18	2,269
Inland Real Estate Corp.	226	2,240
Investors Real Estate Trust	290	2,233
Renasant Corp.	82	2,218
Independent Bank Corp.	62	2,215
Piper Jaffray Cos.*	42	2,194
Walter Investment Management Corp.*	98	2,151
United Community Banks, Inc.	130	2,140
Third Point Reinsurance Ltd.*	147	2,139
WesBanco, Inc.	68	2,080
Kite Realty Group Trust	85	2,060
First Commonwealth Financial Corp.	244	2,047
Springleaf Holdings, Inc.*	64	2,044
CyrusOne, Inc.	85	2,043
Acacia Research Corp.	130	2,013
Banner Corp.	51	1,962
Cohen & Steers, Inc.	50	1,922
Infinity Property & Casualty Corp.	30	1,920
Northfield Bancorp, Inc.	139	1,893
Apollo Commercial Real Estate Finance, Inc.	120	1,885
First Merchants Corp.	93	1,880
Eagle Bancorp, Inc.*	59	1,877
AMERISAFE, Inc.	48	1,877
FXCM, Inc. — Class A	118	1,870
Alexander’s, Inc.	5	1,870
Ashford Hospitality Trust, Inc.	182	1,860
Excel Trust, Inc.	158	1,860
Safety Insurance Group, Inc.	34	1,833
S&T Bancorp, Inc.	77	1,806
First Potomac Realty Trust	152	1,786
CoreSite Realty Corp.	54	1,775
Gramercy Property Trust, Inc.	305	1,757
OFG Bancorp	117	1,753
United Financial Bancorp, Inc.	137	1,739
City Holding Co.	41	1,727
Tompkins Financial Corp.	39	1,719
New York Mortgage Trust, Inc.	235	1,699
Wilshire Bancorp, Inc.	182	1,680
Oritani Financial Corp.	119	1,677
Hanmi Financial Corp.	83	1,673
Navigators Group, Inc.*	27	1,661
WSFS Financial Corp.	23	1,647
Rexford Industrial Realty, Inc.	119	1,647
Stewart Information Services Corp.	56	1,644
Resource Capital Corp.	335	1,631
Southside Bancshares, Inc.	49	1,629
Silver Bay Realty Trust Corp.	100	1,621
Terreno Realty Corp.	86	1,620
Simmons First National Corp. — Class A	42	1,618
Forestar Group, Inc.*	91	1,612
Lakeland Financial Corp.	43	1,613

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Western Asset Mortgage Capital Corp.	108	$1,596
Anworth Mortgage Asset Corp.	332	1,590
RAIT Financial Trust	213	1,583
TrustCo Bank Corp. NY	245	1,578
Chatham Lodging Trust	68	1,569
Brookline Bancorp, Inc.	183	1,565
Employers Holdings, Inc.	81	1,559
National General Holdings Corp.	92	1,554
Rouse Properties, Inc.	96	1,552
Berkshire Hills Bancorp, Inc.	65	1,527
American Residential Properties, Inc.*	83	1,522
Capital Bank Financial Corp. — Class A*	63	1,504
Sandy Spring Bancorp, Inc.	65	1,488
National Western Life Insurance Co. — Class A	6	1,482
United Fire Group, Inc.	53	1,472
Monmouth Real Estate Investment Corp.	145	1,467
Investment Technology Group, Inc.*	93	1,466
Maiden Holdings Ltd.	130	1,440
Ameris Bancorp	65	1,427
Flushing Financial Corp.	78	1,425
Cardinal Financial Corp.	83	1,417
Community Trust Bancorp, Inc.	41	1,379
World Acceptance Corp.*	20	1,350
State Bank Financial Corp.	83	1,348
Aviv REIT, Inc.	51	1,344
Urstadt Biddle Properties, Inc. — Class A	65	1,320
AG Mortgage Investment Trust, Inc.	74	1,317
Universal Health Realty Income Trust	31	1,292
First BanCorp*	270	1,283
Apollo Residential Mortgage, Inc.	83	1,281
First NBC Bank Holding Co.*	39	1,277
Arlington Asset Investment Corp. — Class A	50	1,271
Washington Trust Bancorp, Inc.	38	1,254
First Interstate BancSystem, Inc. — Class A	47	1,249
Cass Information Systems, Inc.	30	1,242
Heritage Financial Corp.	78	1,236
Dime Community Bancshares, Inc.	85	1,224
Physicians Realty Trust	89	1,221
Cedar Realty Trust, Inc.	205	1,210
GAMCO Investors, Inc. — Class A	17	1,203
Customers Bancorp, Inc.*	66	1,185
KCG Holdings, Inc. — Class A*	117	1,185
AmREIT, Inc.	51	1,171
Saul Centers, Inc.	25	1,169
Dynex Capital, Inc.	142	1,147
Stock Yards Bancorp, Inc.	38	1,144
Independent Bank Group, Inc.	24	1,139
NMI Holdings, Inc. — Class A*	131	1,133
BancFirst Corp.	18	1,126
ConnectOne Bancorp, Inc.	59	1,124
Getty Realty Corp.	66	1,122
Cowen Group, Inc. — Class A*	299	1,121
FBL Financial Group, Inc. — Class A	25	1,118
Caesars Acquisition Co. — Class A*	118	1,117
1st Source Corp.	39	1,111
eHealth, Inc.*	46	1,110
Ladenburg Thalmann Financial Services, Inc.*	259	1,098
Westwood Holdings Group, Inc.	19	1,077
Campus Crest Communities, Inc.	168	1,075
GFI Group, Inc.	198	1,071
Agree Realty Corp.	39	1,068
Universal Insurance Holdings, Inc.	81	1,047
First Busey Corp.	188	1,047
Towne Bank/Portsmouth VA	77	1,046
CoBiz Financial, Inc.	93	1,040
Waterstone Financial, Inc.	89	1,028
Federated National Holding Co.	36	1,011
Ashford Hospitality Prime, Inc.	66	1,005
Bryn Mawr Bank Corp.	35	992
Heartland Financial USA, Inc.	41	979
Beneficial Mutual Bancorp, Inc.*	76	971
Yadkin Financial Corp.*	53	962
Blue Hills Bancorp, Inc.*	73	958
Lakeland Bancorp, Inc.	98	956
Centerstate Banks, Inc.	92	952
Trico Bancshares	42	950
QTS Realty Trust, Inc. — Class A	31	941
First Financial Corp.	30	929
Peoples Financial Services Corp.	20	920
MainSource Financial Group, Inc.	53	914
OneBeacon Insurance Group Ltd. — Class A	59	909
Metro Bancorp, Inc.*	37	897
Flagstar Bancorp, Inc.*	53	892
German American Bancorp, Inc.	34	878
Clifton Bancorp, Inc.	69	869
Federal Agricultural Mortgage Corp. — Class C	27	868
Ares Commercial Real Estate Corp.	74	865
Diamond Hill Investment Group, Inc.	7	861
Enterprise Financial Services Corp.	51	853
Phoenix Companies, Inc.*	15	841
Mercantile Bank Corp.	44	838
Banc of California, Inc.	72	837
Southwest Bancorp, Inc.	51	836
RE/MAX Holdings, Inc. — Class A	28	832
HCI Group, Inc.	23	828
Great Southern Bancorp, Inc.	27	819
First Bancorp	51	817
BNC Bancorp	52	814
Financial Institutions, Inc.	36	809
Whitestone REIT — Class B	58	809
State Auto Financial Corp.	39	800
HomeTrust Bancshares, Inc.*	54	789
Central Pacific Financial Corp.	44	789
Univest Corporation of Pennsylvania	42	788
Gladstone Commercial Corp.	46	782
OmniAmerican Bancorp, Inc.	30	780

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Bank Mutual Corp.	121	$776
NewStar Financial, Inc.*	69	775
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56	774
Park Sterling Corp.	116	769
Meadowbrook Insurance Group, Inc.	130	761
CareTrust REIT, Inc.*	52	744
Bank of Kentucky Financial Corp.	16	740
Bancorp, Inc.*	86	739
Ladder Capital Corp. — Class A*	39	737
Citizens, Inc.*	114	736
Arrow Financial Corp.	29	726
First of Long Island Corp.	21	723
Bridge Bancorp, Inc.	30	710
Independent Bank Corp.	59	703
International. FCStone, Inc.*	40	693
Hudson Valley Holding Corp.	38	690
Bank of Marin Bancorp	15	688
Preferred Bank/Los Angeles CA	30	676
First Defiance Financial Corp.	25	675
Stonegate Bank	26	670
Peoples Bancorp, Inc.	28	665
Camden National Corp.	19	665
FBR & Co.*	24	660
NewBridge Bancorp*	87	660
1st United Bancorp, Inc.	77	656
HomeStreet, Inc.	38	649
Moelis & Co.	19	649
One Liberty Properties, Inc.	32	647
United Insurance Holdings Corp.	43	645
Walker & Dunlop, Inc.*	48	638
Talmer Bancorp, Inc. — Class A	46	636
Marcus & Millichap, Inc.*	21	635
Pacific Premier Bancorp, Inc.*	45	632
Fidelity & Guaranty Life	29	619
Republic Bancorp, Inc. — Class A	26	616
CorEnergy Infrastructure Trust, Inc.	82	613
United Community Financial Corp.	131	613
First Connecticut Bancorp, Inc.	42	609
Citizens & Northern Corp.	32	608
Pacific Continental Corp.	47	604
Crawford & Co. — Class B	73	602
First Community Bancshares, Inc.	42	600
Baldwin & Lyons, Inc. — Class B	24	593
Fidelity Southern Corp.	43	589
Manning & Napier, Inc. — Class A	35	588
Suffolk Bancorp	30	582
CNB Financial Corp.	37	581
West Bancorporation, Inc.	41	579
Bridge Capital Holdings*	25	569
Meta Financial Group, Inc.	16	564
Meridian Bancorp, Inc.*	53	560
OceanFirst Financial Corp.	35	557
Horizon Bancorp	24	553
Seacoast Banking Corporation of Florida*	50	547
Peapack Gladstone Financial Corp.	31	543
RCS Capital Corp. — Class A	24	540
Consolidated-Tomoka Land Co.	11	540
CatchMark Timber Trust, Inc. — Class A	49	537
Charter Financial Corp.	50	535
Global Indemnity plc — Class A*	21	530
Oppenheimer Holdings, Inc. — Class A	26	527
SWS Group, Inc.*	76	524
Sierra Bancorp	31	520
TriState Capital Holdings, Inc.*	57	517
Guaranty Bancorp	38	513
PennyMac Financial Services, Inc. — Class A*	35	513
Penns Woods Bancorp, Inc.	12	507
Fox Chase Bancorp, Inc.	31	506
Regional Management Corp.*	28	503
National Interstate Corp.	18	502
National Bankshares, Inc.	18	500
BankFinancial Corp.	48	498
Calamos Asset Management, Inc. — Class A	44	496
CU Bancorp*	26	489
Stonegate Mortgage Corp.*	37	481
Kearny Financial Corp.*	36	480
Northrim BanCorp, Inc.	18	476
UMH Properties, Inc.	50	475
Ames National Corp.	21	469
Territorial Bancorp, Inc.	23	467
Franklin Financial Corp.*	25	465
American National Bankshares, Inc.	20	455
Armada Hoffler Properties, Inc.	50	454
Kansas City Life Insurance Co.	10	444
Heritage Commerce Corp.	54	443
First Business Financial Services, Inc.	10	439
First Bancorp, Inc.	25	417
Atlas Financial Holdings, Inc.*	30	415
MidWestOne Financial Group, Inc.	18	414
MidSouth Bancorp, Inc.	22	411
Heritage Oaks Bancorp	58	406
Cascade Bancorp*	80	404
Marlin Business Services Corp.	22	403
Owens Realty Mortgage, Inc.	28	399
Sun Bancorp, Inc.*	22	398
Opus Bank*	13	398
First Financial Northwest, Inc.	38	388
ESB Financial Corp.	33	385
JG Wentworth Co.*	31	384
Gain Capital Holdings, Inc.	60	382
Hallmark Financial Services, Inc.*	37	381
Capital City Bank Group, Inc.	28	379
EMC Insurance Group, Inc.	13	375
Merchants Bancshares, Inc.	13	366
BBX Capital Corp. — Class A*	21	366

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Enterprise Bancorp, Inc.	19	$358
Consumer Portfolio Services, Inc.*	54	346
Square 1 Financial, Inc. — Class A*	18	346
Trade Street Residential, Inc.	48	343
Old Line Bancshares, Inc.	22	341
Macatawa Bank Corp.	68	326
Donegal Group, Inc. — Class A	21	323
Nicholas Financial, Inc.*	27	313
Century Bancorp, Inc. — Class A	9	312
Republic First Bancorp, Inc.*	80	311
Pzena Investment Management, Inc. — Class A	29	277
Heritage Insurance Holdings, Inc.*	18	271
Independence Holding Co.	20	266
CommunityOne Bancorp*	30	265
Higher One Holdings, Inc.*	88	217
Green Bancorp, Inc.*	12	206
Silvercrest Asset Management Group, Inc. — Class A	15	204
Trupanion, Inc.*	22	187
Palmetto Bancshares, Inc.	12	170
C1 Financial, Inc.*	8	145
CIFC Corp.	16	145
ServisFirst Bancshares, Inc.	5	144
Hampton Roads Bankshares, Inc.*	88	135
Total Financial		987,383

CONSUMER, NON-CYCLICAL - 6.7%
Puma Biotechnology, Inc.*	60	14,325
Isis Pharmaceuticals, Inc.*	305	11,842
WEX, Inc.*	100	11,033
Team Health Holdings, Inc.*	182	10,555
PAREXEL International Corp.*	147	9,275
Pacira Pharmaceuticals, Inc.*	92	8,916
TreeHouse Foods, Inc.*	109	8,774
HealthSouth Corp.	228	8,414
STERIS Corp.	153	8,256
West Pharmaceutical Services, Inc.	183	8,191
Cepheid*	181	7,970
United Natural Foods, Inc.*	129	7,928
DexCom, Inc.*	194	7,757
NPS Pharmaceuticals, Inc.*	276	7,175
Deluxe Corp.	130	7,170
MAXIMUS, Inc.	175	7,022
WellCare Health Plans, Inc.*	114	6,879
Euronet Worldwide, Inc.*	132	6,308
Akorn, Inc.*	162	5,875
Sotheby’s	158	5,644
Air Methods Corp.*	101	5,611
Amsurg Corp. — Class A*	110	5,505
Acadia Healthcare Company, Inc.*	111	5,383
Insulet Corp.*	144	5,306
Corporate Executive Board Co.	88	5,286
Avanir Pharmaceuticals, Inc. — Class A*	443	5,280
Sanderson Farms, Inc.	60	5,277
Healthcare Services Group, Inc.	182	5,207
ACADIA Pharmaceuticals, Inc.*	204	5,051
Grand Canyon Education, Inc.*	121	4,932
Boston Beer Company, Inc. — Class A*	22	4,879
Haemonetics Corp.*	135	4,714
Vistaprint N.V.*	86	4,712
SUPERVALU, Inc.*	526	4,703
Convergys Corp.	263	4,687
Chemed Corp.	45	4,631
Andersons, Inc.	73	4,590
Heartland Payment Systems, Inc.	93	4,438
Advisory Board Co.*	95	4,426
OPKO Health, Inc.*	511	4,349
Prestige Brands Holdings, Inc.*	134	4,338
Impax Laboratories, Inc.*	182	4,315
HMS Holdings Corp.*	227	4,279
NuVasive, Inc.*	121	4,219
Exact Sciences Corp.*,1	215	4,167
Rent-A-Center, Inc.	137	4,158
Lancaster Colony Corp.	48	4,094
Cardtronics, Inc.*	115	4,048
Ironwood Pharmaceuticals, Inc. — Class A*	310	4,016
Vector Group Ltd.	180	3,989
Monro Muffler Brake, Inc.	82	3,979
Nektar Therapeutics*	329	3,971
Thoratec Corp.*	147	3,929
Wright Medical Group, Inc.*	129	3,909
Helen of Troy Ltd.*	74	3,887
Magellan Health, Inc.*	71	3,886
Auxilium Pharmaceuticals, Inc.*	130	3,881
Fresh Market, Inc.*	111	3,877
B&G Foods, Inc.	139	3,829
EVERTEC, Inc.	170	3,798
On Assignment, Inc.*	141	3,786
Synageva BioPharma Corp.*	55	3,783
Post Holdings, Inc.*	114	3,783
Medicines Co.*	169	3,772
Neogen Corp.*	95	3,752
ABM Industries, Inc.	145	3,725
Huron Consulting Group, Inc.*	61	3,719
FTI Consulting, Inc.*	106	3,706
Acorda Therapeutics, Inc.*	108	3,659
J&J Snack Foods Corp.	39	3,648
Theravance, Inc.	213	3,640
Cyberonics, Inc.*	70	3,581
Cal-Maine Foods, Inc.	40	3,573
Dyax Corp.*	352	3,561
MannKind Corp.*	591	3,493
HeartWare International, Inc.*	44	3,416
Matthews International Corp. — Class A	77	3,379
Bright Horizons Family Solutions, Inc.*	80	3,364
Globus Medical, Inc. — Class A*	171	3,364
PHH Corp.*	149	3,332

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Molina Healthcare, Inc.*	78	$3,299
H&E Equipment Services, Inc.	81	3,263
Snyder’s-Lance, Inc.	123	3,260
Keryx Biopharmaceuticals, Inc.*	237	3,259
Kindred Healthcare, Inc.	167	3,239
Integra LifeSciences Holdings Corp.*	65	3,227
Korn/Ferry International*	129	3,212
Dean Foods Co.	242	3,207
Catalent, Inc.*	126	3,154
PDL BioPharma, Inc.	416	3,108
Neurocrine Biosciences, Inc.*	197	3,087
Lannett Company, Inc.*	67	3,061
Brink’s Co.	126	3,029
Cantel Medical Corp.	88	3,025
Celldex Therapeutics, Inc.*	232	3,007
Fresh Del Monte Produce, Inc.	94	2,999
LifeLock, Inc.*	209	2,987
Receptos, Inc.*	48	2,981
ExamWorks Group, Inc.*	90	2,948
Abaxis, Inc.	58	2,941
Clovis Oncology, Inc.*	64	2,903
Spectranetics Corp.*	108	2,870
Civeo Corp.	243	2,821
Greatbatch, Inc.*	64	2,727
TrueBlue, Inc.*	107	2,703
Seaboard Corp.*	1	2,675
Tumi Holdings, Inc.*	131	2,666
Universal Corp.	60	2,663
Masimo Corp.*	125	2,660
WD-40 Co.	39	2,650
CONMED Corp.	71	2,616
ABIOMED, Inc.*	104	2,582
Novavax, Inc.*	617	2,573
PTC Therapeutics, Inc.*	58	2,552
Ligand Pharmaceuticals, Inc. — Class B*	54	2,537
Aegerion Pharmaceuticals, Inc.*	76	2,537
Achillion Pharmaceuticals, Inc.*	251	2,505
Select Medical Holdings Corp.	204	2,454
Natus Medical, Inc.*	83	2,449
Halozyme Therapeutics, Inc.*	268	2,439
Portola Pharmaceuticals, Inc.*	96	2,427
Arena Pharmaceuticals, Inc.*	569	2,384
ImmunoGen, Inc.*	222	2,351
ARIAD Pharmaceuticals, Inc.*	427	2,306
McGrath RentCorp	67	2,291
Depomed, Inc.*	150	2,279
ICU Medical, Inc.*	35	2,246
Merrimack Pharmaceuticals, Inc.*	255	2,238
Sarepta Therapeutics, Inc.*	105	2,216
Tornier N.V.*	92	2,199
Ascent Capital Group, Inc. — Class A*	36	2,167
Boulder Brands, Inc.*	158	2,154
Agios Pharmaceuticals, Inc.*	35	2,147
NxStage Medical, Inc.*	159	2,088
Anacor Pharmaceuticals, Inc.*	85	2,080
ExlService Holdings, Inc.*	85	2,075
Analogic Corp.	32	2,046
ACCO Brands Corp.*	296	2,042
Annie’s, Inc.*	44	2,020
Bluebird Bio, Inc.*	56	2,008
Team, Inc.*	53	2,009
Quidel Corp.*	74	1,988
Arrowhead Research Corp.*	134	1,979
Weight Watchers International, Inc.	72	1,976
IPC The Hospitalist Company, Inc.*	44	1,970
Chimerix, Inc.*	70	1,933
Meridian Bioscience, Inc.	108	1,911
SpartanNash Co.	98	1,906
PharMerica Corp.*	78	1,906
AMN Healthcare Services, Inc.*	121	1,900
Sangamo BioSciences, Inc.*	176	1,898
Luminex Corp.*	97	1,892
RPX Corp.*	137	1,881
Hanger, Inc.*	91	1,867
BioDelivery Sciences International, Inc.*	108	1,846
AMAG Pharmaceuticals, Inc.*	57	1,819
Ensign Group, Inc.	52	1,810
Bio-Reference Laboratories, Inc.*	64	1,796
BioCryst Pharmaceuticals, Inc.*	182	1,780
Sagent Pharmaceuticals, Inc.*	57	1,773
Navigant Consulting, Inc.*	127	1,767
Endologix, Inc.*	166	1,760
Xoom Corp.*	80	1,756
Capella Education Co.	28	1,753
Chiquita Brands International, Inc.*	122	1,732
MiMedx Group, Inc.*	241	1,718
Green Dot Corp. — Class A*	81	1,712
Intrexon Corp.*	92	1,709
Cardiovascular Systems, Inc.*	72	1,701
Zeltiq Aesthetics, Inc.*	75	1,697
Infinity Pharmaceuticals, Inc.*	126	1,691
Strayer Education, Inc.*	28	1,677
Insmed, Inc.*	128	1,670
Repligen Corp.*	83	1,653
Emergent Biosolutions, Inc.*	76	1,620
Insperity, Inc.	59	1,613
Diamond Foods, Inc.*	56	1,602
ICF International, Inc.*	52	1,601
Capital Senior Living Corp.*	75	1,592
Calavo Growers, Inc.	35	1,580
Raptor Pharmaceutical Corp.*	162	1,554
Inovio Pharmaceuticals, Inc.*	156	1,537
Prothena Corporation plc*	69	1,529
Affymetrix, Inc.*	189	1,508
National Healthcare Corp.	27	1,499
Orthofix International N.V.*	48	1,486

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Cambrex Corp.*	79	$1,476
KYTHERA Biopharmaceuticals, Inc.*	45	1,474
Multi-Color Corp.	32	1,455
Providence Service Corp.*	30	1,451
Accuray, Inc.*	199	1,445
Amedisys, Inc.*	71	1,432
K12, Inc.*	89	1,420
Momenta Pharmaceuticals, Inc.*	125	1,418
Volcano Corp.*	133	1,415
Theravance Biopharma, Inc.*	61	1,406
Ophthotech Corp.*	36	1,401
Resources Connection, Inc.	100	1,394
Kforce, Inc.	71	1,389
Quad/Graphics, Inc.	72	1,386
Spectrum Pharmaceuticals, Inc.*	170	1,384
Gentiva Health Services, Inc.*	82	1,376
Tootsie Roll Industries, Inc.	49	1,372
Anika Therapeutics, Inc.*	37	1,356
Orexigen Therapeutics, Inc.*	318	1,355
Albany Molecular Research, Inc.*	61	1,346
TESARO, Inc.*	50	1,346
LDR Holding Corp.*	43	1,339
Merit Medical Systems, Inc.*	111	1,319
Acceleron Pharma, Inc.*	43	1,300
Monster Worldwide, Inc.*	236	1,298
Healthways, Inc.*	81	1,298
TherapeuticsMD, Inc.*	279	1,295
Triple-S Management Corp. — Class B*	65	1,294
Accelerate Diagnostics, Inc.*	59	1,267
BioScrip, Inc.*	177	1,223
Karyopharm Therapeutics, Inc.*	35	1,223
Atrion Corp.	4	1,220
Cynosure, Inc. — Class A*	58	1,218
Genomic Health, Inc.*	43	1,217
American Public Education, Inc.*	45	1,215
Inter Parfums, Inc.	43	1,182
USANA Health Sciences, Inc.*	16	1,179
Array BioPharma, Inc.*	327	1,167
Global Cash Access Holdings, Inc.*	171	1,154
NutriSystem, Inc.	75	1,153
Tetraphase Pharmaceuticals, Inc.*	57	1,137
US Physical Therapy, Inc.	32	1,132
Weis Markets, Inc.	29	1,132
Elizabeth Arden, Inc.*	67	1,122
Omeros Corp.*	88	1,119
Medifast, Inc.*	34	1,116
Kelly Services, Inc. — Class A	71	1,113
TeleTech Holdings, Inc.*	45	1,106
Viad Corp.	53	1,094
NewLink Genetics Corp.*	51	1,092
MacroGenics, Inc.*	52	1,087
Vascular Solutions, Inc.*	44	1,087
Enanta Pharmaceuticals, Inc.*	27	1,068
STAAR Surgical Co.*	100	1,063
TriNet Group, Inc.*	41	1,056
OraSure Technologies, Inc.*	145	1,047
AtriCure, Inc.*	71	1,045
Forrester Research, Inc.	28	1,032
Organovo Holdings, Inc.*	162	1,032
Ultragenyx Pharmaceutical, Inc.*	18	1,019
Insys Therapeutics, Inc.*	26	1,008
CorVel Corp.*	29	987
Tejon Ranch Co.*	35	981
Invacare Corp.	83	980
Symmetry Medical, Inc.*	97	979
Dynavax Technologies Corp.*	681	974
Rockwell Medical, Inc.*	106	969
GenMark Diagnostics, Inc.*	108	969
Heidrick & Struggles International, Inc.	47	965
Great Lakes Dredge & Dock Corp.*	155	958
MoneyGram International, Inc.*	76	953
Progenics Pharmaceuticals, Inc.*	180	934
Relypsa, Inc.*	44	928
Revlon, Inc. — Class A*	29	919
SciClone Pharmaceuticals, Inc.*	133	916
Sunesis Pharmaceuticals, Inc.*	128	914
XOMA Corp.*	217	914
Vanda Pharmaceuticals, Inc.*	88	913
Senomyx, Inc.*	110	902
Central Garden and Pet Co. — Class A*	112	900
VIVUS, Inc.*	233	899
Sequenom, Inc.*	302	897
Ennis, Inc.	68	896
Coca-Cola Bottling Company Consolidated	12	896
Epizyme, Inc.*	33	895
Universal American Corp.*	110	884
Career Education Corp.*	174	884
Hyperion Therapeutics, Inc.*	35	883
Surgical Care Affiliates, Inc.*	33	882
AngioDynamics, Inc.*	64	878
ARC Document Solutions, Inc.*	107	867
Phibro Animal Health Corp. — Class A	38	851
CBIZ, Inc.*	108	850
CTI BioPharma Corp.*	348	842
Lexicon Pharmaceuticals, Inc.*	592	835
Landauer, Inc.	25	825
Geron Corp.*	407	814
XenoPort, Inc.*	150	807
Ingles Markets, Inc. — Class A	34	805
Immunomedics, Inc.*	214	796
IGI Laboratories, Inc.*	83	774
Exelixis, Inc.*	505	773
Chefs’ Warehouse, Inc.*	47	764
SP Plus Corp.*	40	758
Cerus Corp.*	188	754
Cross Country Healthcare, Inc.*	81	752

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Barrett Business Services, Inc.	19	$750
LHC Group, Inc.*	32	742
Pacific Biosciences of California, Inc.*	149	732
Carriage Services, Inc. — Class A	42	728
CryoLife, Inc.	73	721
ZS Pharma, Inc.*	18	706
RTI Surgical, Inc.*	147	703
Limoneira Co.	29	687
Foundation Medicine, Inc.*	36	683
John B Sanfilippo & Son, Inc.	21	680
Synergy Pharmaceuticals, Inc.*	243	677
Omega Protein Corp.*	54	675
OvaScience, Inc.*	40	664
CRA International, Inc.*	26	661
Pernix Therapeutics Holdings, Inc.*	86	660
Supernus Pharmaceuticals, Inc.*	76	660
TG Therapeutics, Inc.*	61	651
Cempra, Inc.*	59	647
SurModics, Inc.*	35	636
Aratana Therapeutics, Inc.*	63	633
Galena Biopharma, Inc.*	306	630
Kite Pharma, Inc.*	22	627
OncoMed Pharmaceuticals, Inc.*	33	625
Performant Financial Corp.*	77	622
Peregrine Pharmaceuticals, Inc.*	457	622
Osiris Therapeutics, Inc.*	49	617
Auspex Pharmaceuticals, Inc.*	24	616
Avalanche Biotechnologies, Inc.*	18	615
Unilife Corp.*,1	266	611
Tree.com, Inc.*	17	610
Intra-Cellular Therapies, Inc.*	44	603
Seneca Foods Corp. — Class A*	21	601
Almost Family, Inc.*	22	598
Dendreon Corp.*	415	598
Repros Therapeutics, Inc.*	60	594
Electro Rent Corp.	43	592
National Beverage Corp.*	30	585
Neuralstem, Inc.*	178	584
Endocyte, Inc.*	96	584
CSS Industries, Inc.	24	582
SFX Entertainment, Inc.*	115	577
Exactech, Inc.*	25	572
ServiceSource International, Inc.*	177	572
Pendrell Corp.*	425	570
RadNet, Inc.*	85	563
Aerie Pharmaceuticals, Inc.*	27	559
Antares Pharma, Inc.*	303	554
ZIOPHARM Oncology, Inc.*	210	554
Farmer Bros Co.*	19	550
Franklin Covey Co.*	28	549
CDI Corp.	37	537
Five Prime Therapeutics, Inc.*	45	528
Universal Technical Institute, Inc.	56	524
POZEN, Inc.	71	521
Oxford Immunotec Global plc*	34	519
Inventure Foods, Inc.*	40	518
Navidea Biopharmaceuticals, Inc.*	391	516
ANI Pharmaceuticals, Inc.*	18	509
Durata Therapeutics, Inc.*	40	507
Synta Pharmaceuticals Corp.*	168	506
Agenus, Inc.*	161	501
Heron Therapeutics, Inc.*	60	500
Retrophin, Inc.*	55	496
HealthEquity, Inc.*	27	494
Derma Sciences, Inc.*	59	491
Utah Medical Products, Inc.	10	488
Threshold Pharmaceuticals, Inc.*	135	487
Bridgepoint Education, Inc.*	43	480
Sage Therapeutics, Inc.*	15	473
Northwest Biotherapeutics, Inc.*	92	463
Verastem, Inc.*	54	460
Nutraceutical International Corp.*	22	460
Enzo Biochem, Inc.*	89	458
BioTelemetry, Inc.*	68	456
Otonomy, Inc.*	19	456
Potbelly Corp.*	39	455
Alliance One International, Inc.*	229	451
Akebia Therapeutics, Inc.*	20	443
Rigel Pharmaceuticals, Inc.*	227	440
Paylocity Holding Corp.*	22	432
Revance Therapeutics, Inc.*	22	425
BioTime, Inc.*	135	424
Five Star Quality Care, Inc.*	112	422
PRGX Global, Inc.*	72	422
Nature’s Sunshine Products, Inc.	28	415
Craft Brew Alliance, Inc.*	28	403
Merge Healthcare, Inc.*	183	403
Skilled Healthcare Group, Inc. — Class A*	61	403
Ohr Pharmaceutical, Inc.*	55	399
Collectors Universe, Inc.	18	396
Hackett Group, Inc.	65	387
Village Super Market, Inc. — Class A	17	387
Pain Therapeutics, Inc.*	99	387
Bio-Path Holdings, Inc.*	190	382
Radius Health, Inc.*	18	378
Natural Grocers by Vitamin Cottage, Inc.*	23	374
Ampio Pharmaceuticals, Inc.*	106	374
Stemline Therapeutics, Inc.*	30	374
Adeptus Health, Inc. — Class A*	15	374
Corcept Therapeutics, Inc.*	138	370
Alimera Sciences, Inc.*	68	369
Actinium Pharmaceuticals, Inc.*	55	369
CytRx Corp.*	145	368
Zogenix, Inc.*	318	366
Idera Pharmaceuticals, Inc.*	156	357
Cenveo, Inc.*	144	356

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Xencor, Inc.*	38	$354
Zafgen, Inc.*	18	354
Oncothyreon, Inc.*	183	351
AcelRx Pharmaceuticals, Inc.*	64	351
Versartis, Inc.*	18	342
National Research Corp. — Class A*	26	338
NeoStem, Inc.*	61	337
Mirati Therapeutics, Inc.*	19	333
K2M Group Holdings, Inc.*	23	332
Information Services Group, Inc.*	85	323
Liberty Tax, Inc.*	10	323
TransEnterix, Inc.*	74	323
ChemoCentryx, Inc.*	71	320
BioSpecifics Technologies Corp.*	9	318
Cytokinetics, Inc.*	90	317
Addus HomeCare Corp.*	16	314
Hill International, Inc.*	78	312
NanoViricides, Inc.*	104	312
Alico, Inc.	8	305
Sucampo Pharmaceuticals, Inc. — Class A*	46	299
Tandem Diabetes Care, Inc.*	22	295
Alliance HealthCare Services, Inc.*	13	294
Esperion Therapeutics, Inc.*	12	294
NanoString Technologies, Inc.*	26	284
Immune Design Corp.*	16	283
Amphastar Pharmaceuticals, Inc.*	24	280
Applied Genetic Technologies Corp.*	15	279
TriVascular Technologies, Inc.*	19	275
T2 Biosystems, Inc.*	15	271
22nd Century Group, Inc.*	107	270
Inogen, Inc.*	13	268
Alder Biopharmaceuticals, Inc.*	21	266
Vital Therapies, Inc.*	13	265
ITT Educational Services, Inc.*	61	262
Liberator Medical Holdings, Inc.	82	257
Kindred Biosciences, Inc.*	27	250
Regulus Therapeutics, Inc.*	36	246
Galectin Therapeutics, Inc.*	47	236
Intersect ENT, Inc.*	15	233
Ocular Therapeutix, Inc.*	15	225
Flexion Therapeutics, Inc.*	12	219
PhotoMedex, Inc.*	34	211
Synutra International, Inc.*	45	204
Female Health Co.	56	195
Ardelyx, Inc.*	13	185
Fairway Group Holdings Corp.*	48	180
Cellular Dynamics International, Inc.*	25	176
Lifeway Foods, Inc.*	12	166
Veracyte, Inc.*	17	166
Achaogen, Inc.*	18	161
Adamas Pharmaceuticals, Inc.*	8	149
Care.com, Inc.*	17	139
Eleven Biotherapeutics, Inc.*	12	134
Roka Bioscience, Inc.*	13	131
Cytori Therapeutics, Inc.*	175	118
Loxo Oncology, Inc.*	9	118
Cara Therapeutics, Inc.*	14	117
Dicerna Pharmaceuticals, Inc.*	9	115
Marrone Bio Innovations, Inc.*	36	96
Genocea Biosciences, Inc.*	10	91
Corporate Resource Services, Inc.*	46	69
Education Management Corp.*	55	60
Egalet Corp.*	10	57
Regado Biosciences, Inc.*	40	45
Total Consumer, Non-cyclical		846,836

INDUSTRIAL - 4.5%
Graphic Packaging Holding Co.*	848	10,540
Esterline Technologies Corp.*	82	9,125
Teledyne Technologies, Inc.*	97	9,119
Cognex Corp.*	225	9,061
FEI Co.	110	8,296
CLARCOR, Inc.	131	8,264
Curtiss-Wright Corp.	125	8,241
Woodward, Inc.	172	8,190
HEICO Corp.	172	8,033
Moog, Inc. — Class A*	115	7,867
Darling Ingredients, Inc.*	427	7,823
Belden, Inc.	113	7,235
Generac Holdings, Inc.*	178	7,215
EnerSys	122	7,154
EMCOR Group, Inc.	174	6,953
Bristow Group, Inc.	92	6,183
Berry Plastics Group, Inc.*	233	5,881
Actuant Corp. — Class A	184	5,616
Rexnord Corp.*	195	5,548
Greenbrier Companies, Inc.	72	5,283
MasTec, Inc.*	170	5,206
XPO Logistics, Inc.*	136	5,123
Hillenbrand, Inc.	163	5,035
Louisiana-Pacific Corp.*	366	4,974
Worthington Industries, Inc.	133	4,950
Littelfuse, Inc.	58	4,940
Applied Industrial Technologies, Inc.	108	4,931
Chart Industries, Inc.*	79	4,830
Swift Transportation Co. — Class A*	220	4,617
Polypore International, Inc.*	117	4,552
Harsco Corp.	209	4,475
Sanmina Corp.*	213	4,443
Orbital Sciences Corp.*	157	4,365
Watts Water Technologies, Inc. — Class A	74	4,311
Franklin Electric Company, Inc.	124	4,308
Barnes Group, Inc.	141	4,279
Knight Transportation, Inc.	155	4,246
Masonite International Corp.*	76	4,209
Tetra Tech, Inc.	168	4,197
Mueller Industries, Inc.	147	4,195

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Proto Labs, Inc.*	59	$4,071
Itron, Inc.*	102	4,009
Coherent, Inc.*	65	3,989
Hub Group, Inc. — Class A*	95	3,850
MSA Safety, Inc.	77	3,804
Scorpio Tankers, Inc.	446	3,705
Forward Air Corp.	81	3,631
InvenSense, Inc. — Class A*,1	184	3,630
TAL International Group, Inc.	88	3,630
Methode Electronics, Inc.	98	3,613
EnPro Industries, Inc.*	59	3,571
Measurement Specialties, Inc.*	41	3,510
Universal Display Corp.*	105	3,427
Mueller Water Products, Inc. — Class A	413	3,419
RBC Bearings, Inc.	60	3,402
Heartland Express, Inc.	141	3,378
OSI Systems, Inc.*	52	3,301
Plexus Corp.*	88	3,250
Tennant Co.	48	3,220
Granite Construction, Inc.	101	3,212
Saia, Inc.*	64	3,172
Simpson Manufacturing Company, Inc.	107	3,118
Benchmark Electronics, Inc.*	140	3,109
CIRCOR International, Inc.	46	3,097
Boise Cascade Co.*	102	3,074
Trex Company, Inc.*	87	3,008
Apogee Enterprises, Inc.	75	2,985
Werner Enterprises, Inc.	116	2,923
TriMas Corp.*	117	2,847
Kaman Corp.	71	2,790
Brady Corp. — Class A	124	2,782
Matson, Inc.	111	2,778
AZZ, Inc.	66	2,757
Dycom Industries, Inc.*	88	2,702
Calgon Carbon Corp.*	138	2,674
US Ecology, Inc.	56	2,618
Ship Finance International Ltd.	153	2,589
Rogers Corp.*	47	2,574
Drew Industries, Inc.	61	2,574
Tutor Perini Corp.*	97	2,561
UTI Worldwide, Inc.*	237	2,519
DXP Enterprises, Inc.*	34	2,505
ArcBest Corp.	67	2,499
AAR Corp.	103	2,487
Albany International Corp. — Class A	73	2,485
Cubic Corp.	53	2,480
GenCorp, Inc.*	155	2,475
Lindsay Corp.	33	2,467
Standex International Corp.	33	2,447
Sturm Ruger & Company, Inc.	50	2,435
Exponent, Inc.	34	2,410
ESCO Technologies, Inc.	69	2,400
GasLog Ltd.	109	2,399
Headwaters, Inc.*	190	2,383
Astronics Corp.*	49	2,336
Raven Industries, Inc.	94	2,294
FARO Technologies, Inc.*	45	2,284
Universal Forest Products, Inc.	52	2,221
Aegion Corp. — Class A*	98	2,181
Briggs & Stratton Corp.	121	2,180
Sun Hydraulics Corp.	58	2,180
Taser International, Inc.*	140	2,161
Federal Signal Corp.	163	2,158
Atlas Air Worldwide Holdings, Inc.*	65	2,146
John Bean Technologies Corp.	76	2,138
Altra Industrial Motion Corp.	70	2,041
Scorpio Bulkers, Inc.*	349	2,031
Advanced Energy Industries, Inc.*	107	2,011
Encore Wire Corp.	54	2,003
RTI International Metals, Inc.*	80	1,973
Blount International, Inc.*	128	1,937
Hyster-Yale Materials Handling, Inc.	27	1,934
General Cable Corp.	126	1,900
AAON, Inc.	110	1,871
Badger Meter, Inc.	37	1,867
Nordic American Tankers Ltd.	231	1,836
Newport Corp.*	103	1,825
Fluidigm Corp.*	73	1,789
Nortek, Inc.*	24	1,788
Astec Industries, Inc.	49	1,787
LSB Industries, Inc.*	50	1,786
American Railcar Industries, Inc.	24	1,774
Koppers Holdings, Inc.	53	1,757
Quanex Building Products Corp.	97	1,755
Textainer Group Holdings Ltd.	56	1,743
Rofin-Sinar Technologies, Inc.*	73	1,683
YRC Worldwide, Inc.*	81	1,646
Roadrunner Transportation Systems, Inc.*	72	1,641
II-VI, Inc.*	136	1,601
Aerovironment, Inc.*	49	1,473
Gorman-Rupp Co.	49	1,472
Haynes International, Inc.	32	1,472
Echo Global Logistics, Inc.*	61	1,437
NCI Building Systems, Inc.*	73	1,416
CTS Corp.	88	1,398
GrafTech International Ltd.*	305	1,397
PHI, Inc.*	33	1,358
Smith & Wesson Holding Corp.*	142	1,340
Fabrinet*	91	1,329
Comfort Systems USA, Inc.	98	1,328
MYR Group, Inc.*	55	1,324
Checkpoint Systems, Inc.*	108	1,321
Park Electrochemical Corp.	54	1,272
Myers Industries, Inc.	72	1,270
LB Foster Co. — Class A	27	1,240
Navios Maritime Holdings, Inc.	206	1,236

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

NN, Inc.	46	$1,229
Advanced Emissions Solutions, Inc.*	56	1,191
Lydall, Inc.*	44	1,188
Tredegar Corp.	64	1,178
Griffon Corp.	103	1,173
Era Group, Inc.*	53	1,153
PGT, Inc.*	122	1,137
Kadant, Inc.	29	1,132
Columbus McKinnon Corp.	51	1,121
DHT Holdings, Inc.	180	1,109
American Science & Engineering, Inc.	20	1,108
Marten Transport Ltd.	62	1,104
Park-Ohio Holdings Corp.	23	1,101
Gibraltar Industries, Inc.*	80	1,095
GP Strategies Corp.*	38	1,091
Argan, Inc.	32	1,068
Celadon Group, Inc.	54	1,050
FreightCar America, Inc.	31	1,032
Air Transport Services Group, Inc.*	135	983
Powell Industries, Inc.	24	981
US Concrete, Inc.*	37	967
Insteel Industries, Inc.	47	966
TTM Technologies, Inc.*	140	953
Capstone Turbine Corp.*	852	912
GSI Group, Inc.*	79	908
Quality Distribution, Inc.*	71	907
Patrick Industries, Inc.*	21	890
Mistras Group, Inc.*	42	857
Northwest Pipe Co.*	25	853
NVE Corp.*	13	839
Nordic American Offshore Ltd.	47	828
Power Solutions International, Inc.*	12	828
Stoneridge, Inc.*	73	823
Advanced Drainage Systems, Inc.*	39	817
CAI International, Inc.*	42	813
Global Brass & Copper Holdings, Inc.	55	807
National Presto Industries, Inc.	13	789
Knightsbridge Tankers Ltd.	87	770
Ducommun, Inc.*	28	767
Kratos Defense & Security Solutions, Inc.*	116	761
Graham Corp.	26	748
Alamo Group, Inc.	18	738
CECO Environmental Corp.	55	737
Orion Marine Group, Inc.*	71	709
Dynamic Materials Corp.	36	686
M/A-COM Technology Solutions Holdings, Inc.*	31	677
Safe Bulkers, Inc.	101	673
Furmanite Corp.*	97	656
Global Power Equipment Group, Inc.	44	656
Bel Fuse, Inc. — Class B	26	643
Builders FirstSource, Inc.*	118	643
Sparton Corp.*	26	641
Hurco Companies, Inc.	17	640
Applied Optoelectronics, Inc.*	38	612
Teekay Tankers Ltd. — Class A	161	601
Stock Building Supply Holdings, Inc.*	38	597
Ply Gem Holdings, Inc.*	55	596
Navios Maritime Acquisition Corp.	213	577
Patriot Transportation Holding, Inc.*	17	577
Nuverra Environmental Solutions, Inc.*	39	575
Twin Disc, Inc.	21	566
PowerSecure International, Inc.*	58	556
ExOne Co.*	26	543
VSE Corp.	11	539
Baltic Trading Ltd.	128	530
Chase Corp.	17	529
Ardmore Shipping Corp.	47	512
Layne Christensen Co.*	51	495
Olympic Steel, Inc.	24	494
Vishay Precision Group, Inc.*	33	493
CHC Group Ltd.*	87	487
KEMET Corp.*	118	486
Trinseo S.A.*	30	472
Ampco-Pittsburgh Corp.	22	440
Continental Building Products, Inc.*	30	438
Electro Scientific Industries, Inc.	63	428
AM Castle & Co.*	49	418
AEP Industries, Inc.*	11	417
Intevac, Inc.*	62	414
Universal Truckload Services, Inc.	17	412
Manitex International, Inc.*	36	406
Mesa Laboratories, Inc.	7	404
Vicor Corp.*	43	404
Casella Waste Systems, Inc. — Class A*	101	389
Control4 Corp.*	30	388
CUI Global, Inc.*	53	384
Astronics Corp. — Class B*	8	380
Sterling Construction Company, Inc.*	49	376
LMI Aerospace, Inc.*	28	358
Heritage-Crystal Clean, Inc.*	24	357
Energy Recovery, Inc.*	100	354
UFP Technologies, Inc.*	16	352
Handy & Harman Ltd.*	13	341
LSI Industries, Inc.	56	340
Dorian LPG Ltd.*	19	339
PAM Transportation Services, Inc.*	8	290
USA Truck, Inc.*	16	280
International Shipholding Corp.	15	268
General Finance Corp.*	29	257
Imprivata, Inc.*	15	233
Frontline Ltd.*	172	217
Multi-Fineline Electronix, Inc.*	23	215
SIFCO Industries, Inc.	7	211
Erickson, Inc.*	16	208
Viasystems Group, Inc.*	13	204
Ultrapetrol Bahamas Ltd.*	55	172

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Revolution Lighting Technologies, Inc.*	85	$143
Aspen Aerogels, Inc.*	14	141
Turtle Beach Corp.*	18	138
TCP International Holdings Ltd.*	18	137
Omega Flex, Inc.	7	136
NL Industries, Inc.	18	132
ARC Group Worldwide, Inc.*	8	125
Quest Resource Holding Corp.*	33	57
Total Industrial		568,965

CONSUMER, CYCLICAL - 4.3%
Brunswick Corp.	240	10,113
Tenneco, Inc.*	158	8,265
Vail Resorts, Inc.	94	8,155
Dana Holding Corp.	406	7,783
American Eagle Outfitters, Inc.	504	7,317
Casey’s General Stores, Inc.	100	7,170
Office Depot, Inc.*	1,386	7,124
Jack in the Box, Inc.	104	7,091
JetBlue Airways Corp.*	644	6,839
Wolverine World Wide, Inc.	263	6,590
Buffalo Wild Wings, Inc.*	49	6,578
Restoration Hardware Holdings, Inc.*	81	6,444
Pool Corp.	117	6,309
Cheesecake Factory, Inc.	129	5,869
Men’s Wearhouse, Inc.	124	5,854
Watsco, Inc.	67	5,774
Five Below, Inc.*	141	5,585
Skechers U.S.A., Inc. — Class A*	101	5,384
Owens & Minor, Inc.	164	5,369
Life Time Fitness, Inc.*	106	5,347
HSN, Inc.	86	5,278
Asbury Automotive Group, Inc.*	79	5,088
Cracker Barrel Old Country Store, Inc.	49	5,056
Texas Roadhouse, Inc. — Class A	181	5,039
ANN, Inc.*	121	4,977
TRI Pointe Homes, Inc.*	380	4,916
MWI Veterinary Supply, Inc.*	33	4,897
Steven Madden Ltd.*	151	4,867
Cooper Tire & Rubber Co.	165	4,736
Genesco, Inc.*	62	4,635
Marriott Vacations Worldwide Corp.	73	4,629
Herman Miller, Inc.	154	4,597
Group 1 Automotive, Inc.	63	4,581
Lithia Motors, Inc. — Class A	59	4,466
Allegiant Travel Co. — Class A	36	4,452
Iconix Brand Group, Inc.*	119	4,396
Mobile Mini, Inc.	121	4,232
HNI Corp.	117	4,211
First Cash Financial Services, Inc.*	75	4,199
PriceSmart, Inc.	49	4,196
G-III Apparel Group Ltd.*	50	4,143
Lumber Liquidators Holdings, Inc.*	71	4,074
Ryland Group, Inc.	122	4,055
Pinnacle Entertainment, Inc.*	154	3,864
Gentherm, Inc.*	91	3,843
United Stationers, Inc.	102	3,832
TiVo, Inc.*	298	3,814
UniFirst Corp.	38	3,670
Bloomin’ Brands, Inc.*	200	3,668
Meritage Homes Corp.*	101	3,586
Vitamin Shoppe, Inc.*	80	3,551
DineEquity, Inc.	43	3,508
Guess?, Inc.	159	3,493
Steelcase, Inc. — Class A	214	3,465
Fiesta Restaurant Group, Inc.*	69	3,428
Churchill Downs, Inc.	35	3,412
Express, Inc.*	218	3,403
Buckle, Inc.	73	3,313
Beacon Roofing Supply, Inc.*	128	3,261
KB Home	217	3,242
Cash America International, Inc.	73	3,197
Core-Mark Holding Company, Inc.	60	3,182
Papa John’s International, Inc.	79	3,159
Sonic Corp.	141	3,153
Finish Line, Inc. — Class A	125	3,129
Brown Shoe Company, Inc.	113	3,066
Bob Evans Farms, Inc.	64	3,030
Rush Enterprises, Inc. — Class A*	89	2,977
Select Comfort Corp.*	141	2,951
Burlington Stores, Inc.*	74	2,950
American Axle & Manufacturing Holdings, Inc.*	175	2,935
Belmond Ltd. — Class A*	250	2,915
Pier 1 Imports, Inc.	245	2,913
Krispy Kreme Doughnuts, Inc.*	169	2,900
G&K Services, Inc. — Class A	52	2,880
Hibbett Sports, Inc.*	67	2,857
Crocs, Inc.*	227	2,856
Standard Pacific Corp.*	375	2,809
Dorman Products, Inc.*	70	2,804
Interface, Inc. — Class A	172	2,776
Multimedia Games Holding Company, Inc.*	77	2,773
Meritor, Inc.*	254	2,756
Children’s Place, Inc.	57	2,717
La-Z-Boy, Inc.	136	2,691
Columbia Sportswear Co.	72	2,576
ScanSource, Inc.*	74	2,560
MDC Holdings, Inc.	101	2,557
Sonic Automotive, Inc. — Class A	103	2,525
Popeyes Louisiana Kitchen, Inc.*	61	2,471
Cato Corp. — Class A	71	2,447
Wabash National Corp.*	179	2,384
Wesco Aircraft Holdings, Inc.*	136	2,366
Mattress Firm Holding Corp.*	39	2,342
Oxford Industries, Inc.	38	2,318
iRobot Corp.*	76	2,314
National CineMedia, Inc.	158	2,293

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Penn National Gaming, Inc.*	204	$2,287
International Speedway Corp. — Class A	72	2,278
BJ’s Restaurants, Inc.*	61	2,195
Tuesday Morning Corp.*	113	2,193
Cooper-Standard Holding, Inc.*	35	2,184
La Quinta Holdings, Inc.*	115	2,184
Knoll, Inc.	126	2,181
Conn’s, Inc.*	72	2,179
Red Robin Gourmet Burgers, Inc.*	37	2,105
Diamond Resorts International, Inc.*	92	2,094
Barnes & Noble, Inc.*	106	2,092
Boyd Gaming Corp.*	201	2,042
Universal Electronics, Inc.*	41	2,024
Interval Leisure Group, Inc.	103	1,962
Carmike Cinemas, Inc.*	63	1,952
Regis Corp.	113	1,803
Standard Motor Products, Inc.	51	1,756
Caesars Entertainment Corp.*	133	1,673
Denny’s Corp.*	226	1,589
Movado Group, Inc.	48	1,587
Rentrak Corp.*	26	1,584
Hawaiian Holdings, Inc.*	117	1,574
Cavco Industries, Inc.*	23	1,564
Winnebago Industries, Inc.*	71	1,546
Francesca’s Holdings Corp.*	109	1,518
Zumiez, Inc.*	54	1,517
Ethan Allen Interiors, Inc.	65	1,482
Modine Manufacturing Co.*	124	1,472
Libbey, Inc.*	56	1,471
Callaway Golf Co.	201	1,455
Republic Airways Holdings, Inc.*	129	1,433
Steiner Leisure Ltd.*	38	1,428
Scientific Games Corp. — Class A*	131	1,411
Stage Stores, Inc.	82	1,403
Biglari Holdings, Inc.*	4	1,359
Chuy’s Holdings, Inc.*	43	1,350
Titan International, Inc.	114	1,347
Fred’s, Inc. — Class A	96	1,344
Kimball International, Inc. — Class B	89	1,339
Tower International, Inc.*	53	1,335
EZCORP, Inc. — Class A*	133	1,318
AMC Entertainment Holdings, Inc. — Class A	55	1,264
M/I Homes, Inc.*	63	1,249
Pantry, Inc.*	61	1,234
Pep Boys-Manny Moe & Jack*	138	1,230
Daktronics, Inc.	98	1,204
American Woodmark Corp.*	32	1,180
Vera Bradley, Inc.*	57	1,179
Del Frisco’s Restaurant Group, Inc.*	61	1,168
Beazer Homes USA, Inc.*	69	1,158
Arctic Cat, Inc.	33	1,150
Haverty Furniture Companies, Inc.	52	1,133
Douglas Dynamics, Inc.	58	1,131
ClubCorp Holdings, Inc.	57	1,130
Federal-Mogul Holdings Corp.*	75	1,115
Hovnanian Enterprises, Inc. — Class A*	303	1,112
DTS, Inc.*	44	1,111
MarineMax, Inc.*	64	1,078
Superior Industries International, Inc.	61	1,069
Motorcar Parts of America, Inc.*	39	1,061
SkyWest, Inc.	132	1,027
Ruth’s Hospitality Group, Inc.	93	1,027
LeapFrog Enterprises, Inc. — Class A*	169	1,012
William Lyon Homes — Class A*	45	995
Unifi, Inc.*	38	984
Container Store Group, Inc.*	45	980
Nautilus, Inc.*	81	970
Ruby Tuesday, Inc.*	159	937
Christopher & Banks Corp.*	94	930
Citi Trends, Inc.*	40	884
Vince Holding Corp.*	29	878
Eros International plc*	58	847
Stein Mart, Inc.	72	832
America’s Car-Mart, Inc.*	20	792
Remy International, Inc.	37	760
El Pollo Loco Holdings, Inc.*	21	754
Marcus Corp.	47	743
Strattec Security Corp.	9	732
PetMed Express, Inc.	52	707
Shoe Carnival, Inc.	39	695
LGI Homes, Inc.*	37	679
Tile Shop Holdings, Inc.*	73	675
Aeropostale, Inc.*	204	671
Perry Ellis International, Inc.*	32	651
Bravo Brio Restaurant Group, Inc.*	50	649
Carrols Restaurant Group, Inc.*	91	647
NACCO Industries, Inc. — Class A	13	646
Jamba, Inc.*	45	640
Morgans Hotel Group Co.*	76	613
Kirkland’s, Inc.*	38	612
Quiksilver, Inc.*	352	605
Einstein Noah Restaurant Group, Inc.	29	585
Titan Machinery, Inc.*	45	585
Destination Maternity Corp.	36	556
WCI Communities, Inc.*	30	553
Houston Wire & Cable Co.	46	551
Sequential Brands Group, Inc.*	44	550
Nathan’s Famous, Inc.*	8	542
Noodles & Co.*	28	537
PC Connection, Inc.	25	536
Speedway Motorsports, Inc.	30	512
Miller Industries, Inc.	29	490
VOXX International Corp. — Class A*	50	465
Sears Hometown and Outlet Stores, Inc.*	30	465
Zoe’s Kitchen, Inc.*	15	461
Big 5 Sporting Goods Corp.	48	450

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Fox Factory Holding Corp.*	29	$450
Black Diamond, Inc.*	59	446
Winmark Corp.	6	441
Flexsteel Industries, Inc.	13	438
Destination XL Group, Inc.*	91	430
Weyco Group, Inc.	17	427
Commercial Vehicle Group, Inc.*	69	426
AV Homes, Inc.*	29	425
Isle of Capri Casinos, Inc.*	56	420
Build-A-Bear Workshop, Inc. — Class A*	32	419
Culp, Inc.	23	418
Spartan Motors, Inc.	89	416
Lifetime Brands, Inc.	27	413
Malibu Boats, Inc. — Class A*	22	407
Skullcandy, Inc.*	52	405
West Marine, Inc.*	45	405
Accuride Corp.*	100	379
Reading International, Inc. — Class A*	45	378
Systemax, Inc.*	29	362
Speed Commerce, Inc.*	126	347
JAKKS Pacific, Inc.*	48	341
Intrawest Resorts Holdings, Inc.*	35	338
Dixie Group, Inc.*	39	338
Johnson Outdoors, Inc. — Class A	13	337
Fuel Systems Solutions, Inc.*	37	330
Famous Dave’s of America, Inc.*	12	323
Bon-Ton Stores, Inc.	38	318
Escalade, Inc.	26	314
Installed Building Products, Inc.*	22	309
Roundy’s, Inc.	102	305
Norcraft Companies, Inc.*	19	303
Monarch Casino & Resort, Inc.*	25	298
New Home Company, Inc.*	22	297
Gaiam, Inc. — Class A*	39	286
Empire Resorts, Inc.*	39	262
UCP, Inc. — Class A*	20	239
Pacific Sunwear of California, Inc.*	129	232
New York & Company, Inc.*	76	230
Marine Products Corp.	27	213
Tilly’s, Inc. — Class A*	27	203
hhgregg, Inc.*	31	196
bebe stores, Inc.	81	188
Century Communities, Inc.*	10	174
Sportsman’s Warehouse Holdings, Inc.*	25	168
Papa Murphy’s Holdings, Inc.*	15	153
Ignite Restaurant Group, Inc.*	20	120
Total Consumer, Cyclical		540,607

TECHNOLOGY - 3.5%
Ultimate Software Group, Inc.*	73	10,331
Aspen Technology, Inc.*	239	9,015
Verint Systems, Inc.*	155	8,620
TriQuint Semiconductor, Inc.*	444	8,466
Guidewire Software, Inc.*	176	7,805
SS&C Technologies Holdings, Inc.*	177	7,768
Tyler Technologies, Inc.*	86	7,603
International Rectifier Corp.*	185	7,258
Cavium, Inc.*	137	6,813
Synaptics, Inc.*	93	6,808
Manhattan Associates, Inc.*	196	6,549
Qlik Technologies, Inc.*	232	6,273
Microsemi Corp.*	246	6,251
Medidata Solutions, Inc.*	140	6,201
CommVault Systems, Inc.*	122	6,149
j2 Global, Inc.	123	6,071
Compuware Corp.	569	6,037
Dealertrack Technologies, Inc.*	139	6,034
ACI Worldwide, Inc.*	295	5,535
Integrated Device Technology, Inc.*	346	5,519
Electronics for Imaging, Inc.*	121	5,345
Mentor Graphics Corp.	251	5,144
Fairchild Semiconductor International, Inc. — Class A*	324	5,032
Take-Two Interactive Software, Inc.*	216	4,983
Science Applications International Corp.	109	4,821
SYNNEX Corp.	74	4,783
Cornerstone OnDemand, Inc.*	138	4,749
Intersil Corp. — Class A	334	4,746
Semtech Corp.*	174	4,724
Blackbaud, Inc.	120	4,715
MKS Instruments, Inc.	139	4,640
Silicon Laboratories, Inc.*	113	4,592
Fair Isaac Corp.	83	4,573
Monolithic Power Systems, Inc.	100	4,405
CACI International, Inc. — Class A*	61	4,347
NetScout Systems, Inc.*	94	4,306
Power Integrations, Inc.	79	4,259
Advent Software, Inc.	133	4,197
Synchronoss Technologies, Inc.*	91	4,166
Entegris, Inc.*	361	4,152
Cypress Semiconductor Corp.	409	4,039
EPAM Systems, Inc.*	92	4,029
Demandware, Inc.*	78	3,972
Envestnet, Inc.*	88	3,960
OmniVision Technologies, Inc.*	145	3,837
GT Advanced Technologies, Inc.*,1	354	3,834
Tessera Technologies, Inc.	139	3,695
Rambus, Inc.*	295	3,682
Veeco Instruments, Inc.*	104	3,635
Proofpoint, Inc.*	96	3,565
Spansion, Inc. — Class A*	156	3,555
Syntel, Inc.*	40	3,518
iGATE Corp.*	95	3,488
Cirrus Logic, Inc.*	161	3,357
PMC-Sierra, Inc.*	449	3,349
Acxiom Corp.*	199	3,293
Ambarella, Inc.*	75	3,275

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

MedAssets, Inc.*	158	$3,274
Progress Software Corp.*	133	3,180
MicroStrategy, Inc. — Class A*	24	3,140
Unisys Corp.*	132	3,090
FleetMatics Group plc*	97	2,959
Monotype Imaging Holdings, Inc.	102	2,889
Bottomline Technologies de, Inc.*	102	2,814
Cray, Inc.*	105	2,755
MTS Systems Corp.	39	2,662
Super Micro Computer, Inc.*	89	2,618
Cabot Microelectronics Corp.*	63	2,611
Omnicell, Inc.*	95	2,596
Insight Enterprises, Inc.*	106	2,399
Virtusa Corp.*	67	2,383
CSG Systems International, Inc.	88	2,313
Lattice Semiconductor Corp.*	305	2,287
Diodes, Inc.*	94	2,248
RealPage, Inc.*	134	2,077
QLogic Corp.*	226	2,070
Infoblox, Inc.*	140	2,065
Sykes Enterprises, Inc.*	102	2,038
Amkor Technology, Inc.*	221	1,859
Brooks Automation, Inc.	173	1,818
Interactive Intelligence Group, Inc.*	43	1,797
Quality Systems, Inc.	129	1,777
LivePerson, Inc.*	140	1,763
Pegasystems, Inc.	92	1,758
Actua Corp.*	107	1,714
ManTech International Corp. — Class A	62	1,671
Computer Programs & Systems, Inc.	29	1,667
Ultratech, Inc.*	73	1,661
Imperva, Inc.*	57	1,638
PROS Holdings, Inc.*	61	1,537
AVG Technologies N.V.*	90	1,492
Kofax Ltd.*	192	1,486
Engility Holdings, Inc.*	46	1,434
Callidus Software, Inc.*	119	1,430
Epiq Systems, Inc.	81	1,422
Applied Micro Circuits Corp.*	202	1,414
Micrel, Inc.	116	1,395
Qualys, Inc.*	52	1,383
inContact, Inc.*	157	1,365
Tangoe, Inc.*	100	1,355
Photronics, Inc.*	160	1,288
Digital River, Inc.*	85	1,234
Xcerra Corp.*	125	1,224
Glu Mobile, Inc.*	233	1,205
Cvent, Inc.*	47	1,192
Inphi Corp.*	81	1,165
Ebix, Inc.	79	1,120
Integrated Silicon Solution, Inc.	78	1,072
SciQuest, Inc.*	71	1,068
FormFactor, Inc.*	144	1,032
Silicon Image, Inc.*	203	1,023
Emulex Corp.*	206	1,018
Violin Memory, Inc.*	208	1,013
Eastman Kodak Co.*	46	1,011
PDF Solutions, Inc.*	79	996
RealD, Inc.*	104	974
Mercury Systems, Inc.*	86	947
KEYW Holding Corp.*	85	941
Nanometrics, Inc.*	62	936
Exar Corp.*	102	913
Peregrine Semiconductor Corp.*	72	891
Silver Spring Networks, Inc.*	91	878
Silicon Graphics International Corp.*	90	831
Rudolph Technologies, Inc.*	86	778
Cohu, Inc.	65	778
Rally Software Development Corp.*	64	769
Luxoft Holding, Inc.*	20	744
InnerWorkings, Inc.*	91	736
CEVA, Inc.*	54	726
Ciber, Inc.*	201	689
Ultra Clean Holdings, Inc.*	76	680
Maxwell Technologies, Inc.*	78	680
IXYS Corp.	63	662
Quantum Corp.*	569	660
Jive Software, Inc.*	110	641
Immersion Corp.*	73	626
Nimble Storage, Inc.*	24	623
Entropic Communications, Inc.*	230	612
Seachange International, Inc.*	85	592
Dot Hill Systems Corp.*	156	590
Kopin Corp.*	171	581
Axcelis Technologies, Inc.*	288	573
American Software, Inc. — Class A	64	564
E2open, Inc.*	60	559
Pericom Semiconductor Corp.*	57	555
Datalink Corp.*	51	542
Barracuda Networks, Inc.*	21	539
Alpha & Omega Semiconductor Ltd.*	56	526
Vitesse Semiconductor Corp.*	143	515
DSP Group, Inc.*	57	506
MaxLinear, Inc. — Class A*	72	495
Digi International, Inc.*	66	495
Model N, Inc.*	50	493
Vocera Communications, Inc.*	59	476
Sapiens International Corporation N.V.*	64	474
Carbonite, Inc.*	46	471
Actuate Corp.*	119	464
Agilysys, Inc.*	38	446
Rosetta Stone, Inc.*	55	443
Castlight Health, Inc. — Class B*	34	440
Computer Task Group, Inc.	39	433
QuickLogic Corp.*	143	428
2U, Inc.*	27	421

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Amber Road, Inc.*	23	$399
OPOWER, Inc.*	20	377
Mavenir Systems, Inc.*	30	377
MobileIron, Inc.*	32	356
Digimarc Corp.	17	352
Benefitfocus, Inc.*	13	350
Cascade Microtech, Inc.*	33	334
Guidance Software, Inc.*	46	310
A10 Networks, Inc.*	33	301
QAD, Inc. — Class A	16	298
Varonis Systems, Inc.*	14	295
Rubicon Technology, Inc.*	68	289
Paycom Software, Inc.*	17	282
Everyday Health, Inc.*	20	279
Audience, Inc.*	36	266
Park City Group, Inc.*	25	247
Globant SA*	17	239
Five9, Inc.*	32	209
Total Technology		437,729

COMMUNICATIONS - 2.2%
RF Micro Devices, Inc.*	742	8,562
Time, Inc.*	286	6,701
Aruba Networks, Inc.*	277	5,977
Conversant, Inc.*	174	5,959
Anixter International, Inc.	70	5,938
ViaSat, Inc.*	107	5,897
DigitalGlobe, Inc.*	196	5,585
Houghton Mifflin Harcourt Co.*	283	5,502
Plantronics, Inc.	110	5,257
Shutterfly, Inc.*	100	4,875
Trulia, Inc.*	96	4,693
Sinclair Broadcast Group, Inc. — Class A	178	4,643
Ciena Corp.*	272	4,548
Polycom, Inc.*	358	4,397
InterDigital, Inc.	105	4,181
WebMD Health Corp. — Class A*	100	4,181
Finisar Corp.*	251	4,174
Sapient Corp.*	297	4,158
Cogent Communications Holdings, Inc.	121	4,067
New York Times Co. — Class A	359	4,027
Meredith Corp.	93	3,980
NeuStar, Inc. — Class A*	145	3,600
Infinera Corp.*	318	3,393
comScore, Inc.*	90	3,277
Nexstar Broadcasting Group, Inc. — Class A	79	3,193
ADTRAN, Inc.	146	2,997
NETGEAR, Inc.*	95	2,969
West Corp.	100	2,946
NIC, Inc.	169	2,910
LogMeIn, Inc.*	63	2,902
Ubiquiti Networks, Inc.	77	2,890
Shutterstock, Inc.*	39	2,784
Web.com Group, Inc.*	134	2,675
Globalstar, Inc.*	712	2,606
Consolidated Communications Holdings, Inc.	104	2,605
Gogo, Inc.*	145	2,445
Loral Space & Communications, Inc.*	34	2,442
Ruckus Wireless, Inc.*	168	2,244
SPS Commerce, Inc.*	42	2,232
Scholastic Corp.	69	2,230
Constant Contact, Inc.*	81	2,198
Sonus Networks, Inc.*	637	2,179
Move, Inc.*	103	2,158
Marketo, Inc.*	66	2,132
MDC Partners, Inc. — Class A	110	2,111
Bankrate, Inc.*	174	1,976
Iridium Communications, Inc.*	209	1,850
Media General, Inc. — Class A*	141	1,849
Cincinnati Bell, Inc.*	542	1,826
Lands’ End, Inc.*	43	1,768
Blucora, Inc.*	110	1,676
FTD Companies, Inc.*	49	1,671
CalAmp Corp.*	93	1,639
Harmonic, Inc.*	246	1,561
BroadSoft, Inc.*	74	1,557
Shenandoah Telecommunications Co.	62	1,538
8x8, Inc.*	230	1,536
Cumulus Media, Inc. — Class A*	375	1,512
Premiere Global Services, Inc.*	125	1,496
Comtech Telecommunications Corp.	40	1,486
Vonage Holdings Corp.*	452	1,483
VASCO Data Security International, Inc.*	76	1,427
Ixia*	149	1,362
Perficient, Inc.*	90	1,349
EW Scripps Co. — Class A*	81	1,321
HealthStream, Inc.*	55	1,321
New Media Investment Group, Inc.	78	1,297
Comverse, Inc.*	58	1,295
Atlantic Tele-Network, Inc.	24	1,294
RetailMeNot, Inc.*	80	1,293
Endurance International Group Holdings, Inc.*	78	1,269
Textura Corp.*	48	1,267
RigNet, Inc.*	31	1,254
Intelsat S.A.*	71	1,217
Extreme Networks, Inc.*	250	1,198
Chegg, Inc.*	191	1,192
Stamps.com, Inc.*	37	1,175
Global Eagle Entertainment, Inc.*	99	1,111
ShoreTel, Inc.*	162	1,077
World Wrestling Entertainment, Inc. — Class A	77	1,060
Orbitz Worldwide, Inc.*	134	1,055
Inteliquent, Inc.	84	1,046
Calix, Inc.*	108	1,034
General Communication, Inc. — Class A*	93	1,015
Gray Television, Inc.*	128	1,009
Journal Communications, Inc. — Class A*	116	978

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Safeguard Scientifics, Inc.*	53	$975
Internap Network Services Corp.*	141	973
Bazaarvoice, Inc.*	130	961
Black Box Corp.	40	933
RingCentral, Inc. — Class A*	73	928
EarthLink Holdings Corp.	265	906
ChannelAdvisor Corp.*	54	886
Blue Nile, Inc.*	31	885
Liquidity Services, Inc.*	64	880
Dice Holdings, Inc.*	100	838
Intralinks Holdings, Inc.*	102	826
FairPoint Communications, Inc.*	54	819
Harte-Hanks, Inc.	128	816
Oplink Communications, Inc.	48	807
Lumos Networks Corp.	49	796
GrubHub, Inc.*	23	788
ePlus, Inc.*	14	785
XO Group, Inc.*	70	785
Rocket Fuel, Inc.*	48	758
Lionbridge Technologies, Inc.*	168	756
Spok Holdings, Inc.	56	729
Angie’s List, Inc.*	113	720
IDT Corp. — Class B	44	707
Hawaiian Telcom Holdco, Inc.*	27	694
ORBCOMM, Inc.*	115	661
VirnetX Holding Corp.*	110	660
Gigamon, Inc.*	63	660
Enventis Corp.	35	636
Zendesk, Inc.*	29	626
Entravision Communications Corp. — Class A	150	594
Wix.com Ltd.*	36	585
Marin Software, Inc.*	68	584
ValueVision Media, Inc. — Class A*	111	569
Daily Journal Corp.*	3	542
McClatchy Co. — Class A*	158	531
Zix Corp.*	154	527
AH Belo Corp. — Class A	49	523
Procera Networks, Inc.*	54	517
Entercom Communications Corp. — Class A*	64	514
Overstock.com, Inc.*	30	506
Reis, Inc.	21	495
Telenav, Inc.*	71	476
Unwired Planet, Inc.*	254	472
Lee Enterprises, Inc.*	139	470
NTELOS Holdings Corp.	44	468
KVH Industries, Inc.*	41	464
Brightcove, Inc.*	83	463
1-800-Flowers.com, Inc. — Class A*	64	460
magicJack VocalTec Ltd.*	46	453
Sizmek, Inc.*	57	441
GTT Communications, Inc.*	37	441
Tessco Technologies, Inc.	15	435
Boingo Wireless, Inc.*	60	428
RealNetworks, Inc.*	60	417
Central European Media Enterprises Ltd. — Class A*	183	412
Alliance Fiber Optic Products, Inc.	33	410
Numerex Corp. — Class A*	38	398
Clearfield, Inc.*	30	382
QuinStreet, Inc.*	90	374
Dex Media, Inc.*	39	373
Coupons.com, Inc.*	31	371
TechTarget, Inc.*	43	369
Preformed Line Products Co.	7	369
Limelight Networks, Inc.*	156	364
Q2 Holdings, Inc.*	26	364
Millennial Media, Inc.*	195	363
TrueCar, Inc.*	20	359
Marchex, Inc. — Class B	85	353
TeleCommunication Systems, Inc. — Class A*	125	349
Oclaro, Inc.*	243	347
ModusLink Global Solutions, Inc.*	96	343
Cinedigm Corp. — Class A*	198	307
Saga Communications, Inc. — Class A	9	302
Travelzoo, Inc.*	19	295
Crown Media Holdings, Inc. — Class A*	90	288
ParkerVision, Inc.*	251	286
Martha Stewart Living Omnimedia, Inc. — Class A*	77	277
Townsquare Media, Inc.*	23	276
Global Sources Ltd.*	39	262
Rubicon Project, Inc.*	21	246
YuMe, Inc.*	47	235
Hemisphere Media Group, Inc.*	22	235
Rightside Group Ltd.*	23	224
Cyan, Inc.*	71	222
Tremor Video, Inc.*	92	215
Salem Communications Corp. — Class A	28	213
Demand Media, Inc.*	23	204
Aerohive Networks, Inc.*	25	201
Borderfree, Inc.*	15	194
Radio One, Inc. — Class D*	60	191
Vringo, Inc.*	185	175
ReachLocal, Inc.*	34	123
TubeMogul, Inc.*	9	104
Covisint Corp.*	19	79
Total Communications		274,783

ENERGY - 1.8%
Kodiak Oil & Gas Corp.*	691	9,376
SemGroup Corp. — Class A	110	9,160
Diamondback Energy, Inc.*	109	8,150
Rosetta Resources, Inc.*	159	7,085
Exterran Holdings, Inc.	152	6,734
Carrizo Oil & Gas, Inc.*	118	6,351
Helix Energy Solutions Group, Inc.*	274	6,044
Western Refining, Inc.	138	5,795

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Delek US Holdings, Inc.	154	$5,100
Matador Resources Co.*	190	4,912
Bonanza Creek Energy, Inc.*	85	4,837
Forum Energy Technologies, Inc.*	154	4,714
PDC Energy, Inc.*	93	4,677
Stone Energy Corp.*	146	4,579
SunCoke Energy, Inc.*	181	4,063
SEACOR Holdings, Inc.*	53	3,964
C&J Energy Services, Inc.*	119	3,635
Green Plains, Inc.	97	3,626
Flotek Industries, Inc.*	139	3,624
McDermott International, Inc.*	616	3,524
Sanchez Energy Corp.*	132	3,466
Pattern Energy Group, Inc.	102	3,153
Hornbeck Offshore Services, Inc.*	94	3,077
CARBO Ceramics, Inc.	51	3,021
Parsley Energy, Inc. — Class A*	138	2,944
Magnum Hunter Resources Corp.*	515	2,869
Bill Barrett Corp.*	129	2,843
Energy XXI Bermuda Ltd.	243	2,758
Newpark Resources, Inc.*	220	2,737
Halcon Resources Corp.*	676	2,676
Primoris Services Corp.	98	2,630
Comstock Resources, Inc.	124	2,309
Pioneer Energy Services Corp.*	163	2,285
Northern Oil and Gas, Inc.*	158	2,247
TETRA Technologies, Inc.*	205	2,218
Gulfmark Offshore, Inc. — Class A	70	2,195
Penn Virginia Corp.*	170	2,161
Triangle Petroleum Corp.*	196	2,158
Synergy Resources Corp.*	173	2,109
Thermon Group Holdings, Inc.*	83	2,026
Cloud Peak Energy, Inc.*	158	1,994
Plug Power, Inc.*	433	1,986
Tesco Corp.	90	1,787
Basic Energy Services, Inc.*	82	1,779
TerraForm Power, Inc. — Class A*	59	1,703
Key Energy Services, Inc.*	340	1,646
Matrix Service Co.*	68	1,640
Rex Energy Corp.*	125	1,584
RSP Permian, Inc.*	61	1,559
Parker Drilling Co.*	314	1,551
Contango Oil & Gas Co.*	45	1,496
Approach Resources, Inc.*	102	1,479
Solazyme, Inc.*	197	1,470
Westmoreland Coal Co.*	39	1,459
Clayton Williams Energy, Inc.*	15	1,447
Alpha Natural Resources, Inc.*	574	1,424
Clean Energy Fuels Corp.*,1	182	1,420
Goodrich Petroleum Corp.*	90	1,334
EXCO Resources, Inc.1	394	1,316
Eclipse Resources Corp.*	78	1,296
Abraxas Petroleum Corp.*	240	1,267
Resolute Energy Corp.*	202	1,267
North Atlantic Drilling Ltd.	185	1,232
FuelCell Energy, Inc.*	573	1,198
Geospace Technologies Corp.*	34	1,195
REX American Resources Corp.*	16	1,166
Arch Coal, Inc.	550	1,166
VAALCO Energy, Inc.*	129	1,097
Swift Energy Co.*	114	1,094
Panhandle Oil and Gas, Inc. — Class A	18	1,075
Warren Resources, Inc.*	191	1,012
W&T Offshore, Inc.	91	1,001
Alon USA Energy, Inc.	68	976
ION Geophysical Corp.*	335	935
Callon Petroleum Co.*	105	925
Hercules Offshore, Inc.*	416	915
Renewable Energy Group, Inc.*	90	914
Emerald Oil, Inc.*	148	910
Willbros Group, Inc.*	104	866
Pacific Ethanol, Inc.*	62	866
PetroQuest Energy, Inc.*	152	854
Gastar Exploration, Inc.*	143	839
Natural Gas Services Group, Inc.*	32	770
Enphase Energy, Inc.*	47	705
Vantage Drilling Co.*	533	677
FutureFuel Corp.	56	666
Gulf Island Fabrication, Inc.	38	654
Trecora Resources*	51	631
BPZ Resources, Inc.*	307	586
Jones Energy, Inc. — Class A*	29	545
TransAtlantic Petroleum Ltd.*	59	530
Midstates Petroleum Company, Inc.*	96	485
Evolution Petroleum Corp.	51	468
FX Energy, Inc.*	140	426
Walter Energy, Inc.	171	400
Harvest Natural Resources, Inc.*	109	400
Dawson Geophysical Co.	21	382
Mitcham Industries, Inc.*	33	365
Forest Oil Corp.*	309	362
Miller Energy Resources, Inc.*	78	343
American Eagle Energy Corp.*	79	322
Hallador Energy Co.	27	320
Independence Contract Drilling, Inc.*	27	317
Apco Oil and Gas International, Inc.*	24	309
Adams Resources & Energy, Inc.	6	266
Amyris, Inc.*	70	265
Glori Energy, Inc.*	32	253
Isramco, Inc.*	2	244
Vertex Energy, Inc.*	34	237
Quicksilver Resources, Inc.*	326	197
Profire Energy, Inc.*	38	158
Total Energy		228,255

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

BASIC MATERIALS - 1.2%
US Silica Holdings, Inc.	139	$8,689
PolyOne Corp.	244	8,682
Sensient Technologies Corp.	128	6,701
Axiall Corp.	181	6,482
KapStone Paper and Packaging Corp.*	219	6,126
Minerals Technologies, Inc.	89	5,492
Chemtura Corp.*	235	5,483
Commercial Metals Co.	305	5,207
Olin Corp.	205	5,176
HB Fuller Co.	130	5,161
Stillwater Mining Co.*	311	4,674
Balchem Corp.	79	4,469
Tronox Ltd. — Class A	159	4,142
Kaiser Aluminum Corp.	47	3,582
Century Aluminum Co.*	133	3,454
Schweitzer-Mauduit International, Inc.	79	3,264
Clearwater Paper Corp.*	53	3,186
Innophos Holdings, Inc.	57	3,140
Globe Specialty Metals, Inc.	165	3,001
AK Steel Holding Corp.*	354	2,836
A. Schulman, Inc.	76	2,748
Ferro Corp.*	186	2,695
Resolute Forest Products, Inc.*	169	2,643
PH Glatfelter Co.	112	2,458
Quaker Chemical Corp.	34	2,437
Neenah Paper, Inc.	43	2,300
Innospec, Inc.	63	2,262
Intrepid Potash, Inc.*	145	2,240
Stepan Co.	50	2,219
Hecla Mining Co.	889	2,205
Horsehead Holding Corp.*	131	2,165
OM Group, Inc.	83	2,154
Taminco Corp.*	74	1,931
Deltic Timber Corp.	29	1,807
Schnitzer Steel Industries, Inc. — Class A	68	1,635
Materion Corp.	53	1,626
Kraton Performance Polymers, Inc.*	85	1,514
Aceto Corp.	74	1,430
Coeur Mining, Inc.*	268	1,329
Rentech, Inc.*	590	1,009
Hawkins, Inc.	28	1,007
Allied Nevada Gold Corp.*	270	893
Wausau Paper Corp.	109	864
Landec Corp.*	69	845
Zep, Inc.	60	841
American Vanguard Corp.	75	840
Ring Energy, Inc.*	52	766
Kronos Worldwide, Inc.	54	744
OMNOVA Solutions, Inc.*	123	661
Molycorp, Inc.*	472	562
Noranda Aluminum Holding Corp.	115	520
Orchids Paper Products Co.	21	516
Gold Resource Corp.	98	502
Universal Stainless & Alloy Products, Inc.*	18	474
Xerium Technologies, Inc.*	28	409
KMG Chemicals, Inc.	25	407
Shiloh Industries, Inc.*	22	374
Ryerson Holding Corp.*	28	358
Oil-Dri Corporation of America	13	339
United States Lime & Minerals, Inc.	5	291
Total Basic Materials		151,967

UTILITIES - 1.1%
Cleco Corp.	156	7,512
Dynegy, Inc.*	260	7,504
IDACORP, Inc.	130	6,970
Piedmont Natural Gas Company, Inc.	202	6,772
Portland General Electric Co.	203	6,520
Southwest Gas Corp.	121	5,878
WGL Holdings, Inc.	135	5,686
Black Hills Corp.	116	5,554
New Jersey Resources Corp.	109	5,506
UIL Holdings Corp.	147	5,204
Laclede Group, Inc.	112	5,197
PNM Resources, Inc.	206	5,131
ALLETE, Inc.	110	4,883
Avista Corp.	156	4,763
ONE Gas, Inc.	135	4,624
NorthWestern Corp.	101	4,581
South Jersey Industries, Inc.	85	4,536
El Paso Electric Co.	104	3,801
MGE Energy, Inc.	90	3,353
American States Water Co.	101	3,071
Northwest Natural Gas Co.	70	2,958
NRG Yield, Inc. — Class A	62	2,917
California Water Service Group	124	2,783
Empire District Electric Co.	112	2,705
Abengoa Yield plc*	74	2,633
Otter Tail Corp.	95	2,534
Chesapeake Utilities Corp.	38	1,583
Ormat Technologies, Inc.	46	1,208
EnerNOC, Inc.*	70	1,187
PICO Holdings, Inc.*	59	1,177
Unitil Corp.	36	1,119
SJW Corp.	41	1,102
Connecticut Water Service, Inc.	28	910
Pike Corp.*	71	844
Middlesex Water Co.	41	804
Atlantic Power Corp.	313	745
York Water Co.	34	680
Artesian Resources Corp. — Class A	20	403
Ameresco, Inc. — Class A*	51	349
Spark Energy, Inc. — Class A*	8	139
Total Utilities		135,826

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

DIVERSIFIED - 0.1%
Harbinger Group, Inc.*	216	$2,834
Horizon Pharma plc*	169	2,075
National Bank Holdings Corp. — Class A	107	2,046
FCB Financial Holdings, Inc. — Class A*	21	477
Resource America, Inc. — Class A	35	326
Tiptree Financial, Inc. — Class A*	20	165
Total Diversified		7,923

GOVERNMENT - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	77	2,362

Total Common Stocks
(Cost $2,454,081)		4,182,636

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	54	109
Magnum Hunter Resources Corp.
$8.50, 04/15/16*,1	282	—
Total Warrants
(Cost $344)		109

RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*,†††	513	1,294
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*,†††	46	449
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	729	80
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*,†††	57	34
Total Rights
(Cost $1,842)		1,857

MUTUAL FUNDS† - 26.3%
Guggenheim Strategy Fund I2	132,721	3,306,082
Total Mutual Funds
(Cost $3,307,774)		3,306,082

	Face Amount

REPURCHASE AGREEMENTS††,3 - 33.3%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$1,738,171	1,738,171
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,016,327	1,016,327
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	718,699	718,699
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	448,463	448,463
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	253,782	253,782
Total Repurchase Agreements
(Cost $4,175,442)		4,175,442

SECURITIES LENDING COLLATERAL††,5 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	6,850	6,850
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	1,123	1,123
Total Securities Lending Collateral
(Cost $7,973)		7,973

Total Investments - 93.0%
(Cost $9,947,456)		$11,674,099
Other Assets & Liabilities, net - 7.0%		875,611
Total Net Assets - 100.0%		$12,549,710

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
RUSSELL 2000® 1.5x STRATEGY FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,424,800)	13	$(75,363)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/146 (Notional Value $1,899,645)	1,724	$(13,246)
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/146 (Notional Value $5,648,733)	5,127	(45,608)
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/146 (Notional Value $5,788,499)	5,254	(92,078)
(Total Notional Value $13,336,877)		$(150,932)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
3	Repurchase Agreements — See Note 5.
4	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
5	Securities lending collateral — See Note 6.
6	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $8,838 of securities loaned (cost $5,764,041)	$7,490,684
Repurchase agreements, at value (cost $4,183,415)	4,183,415
Total investments (cost $9,947,456)	11,674,099
Foreign currency, at value (cost $16)	16
Segregated cash with broker	1,572,189
Cash	21,721
Receivables:
Dividends	8,997
Fund shares sold	3,131
Securities lending income	75
Total assets	13,280,228

Liabilities:
Unrealized depreciation on swap agreements	150,932
Payable for:
Fund shares redeemed	492,694
Securities purchased	22,311
Variation margin	21,060
Management fees	10,653
Upon return of securities loaned	9,280
Swap settlement	6,252
Distribution and service fees	3,974
Transfer agent and administrative fees	2,959
Portfolio accounting fees	1,184
Miscellaneous	9,219
Total liabilities	730,518
Net assets	$12,549,710

Net assets consist of:
Paid in capital	$9,010,291
Accumulated net investment loss	(134,740)
Accumulated net realized gain on investments	2,173,811
Net unrealized appreciation on investments	1,500,348
Net assets	$12,549,710

A-Class:
Net assets	$504,515
Capital shares outstanding	10,457
Net asset value per share	$48.24
Maximum offering price per share (Net asset value divided by 95.25%)	$50.65

C-Class:
Net assets	$1,592,220
Capital shares outstanding	36,676
Net asset value per share	$43.41

H-Class:
Net assets	$10,452,975
Capital shares outstanding	217,091
Net asset value per share	$48.15

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $63)	$73,596
Income from securities lending, net	1,379
Interest	145
Total investment income	75,120

Expenses:
Management fees	71,818
Transfer agent and administrative fees	19,950
Distribution and service fees:
A-Class	745
C-Class	8,666
H-Class	17,038
Portfolio accounting fees	7,980
Registration fees	11,582
Trustees’ fees*	1,000
Custodian fees	931
Line of credit interest expense	486
Miscellaneous	2,727
Total expenses	142,923
Net investment loss	(67,803)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,058,228
Swap agreements	(904,881)
Futures contracts	(138,592)
Net realized gain	3,014,755
Net change in unrealized appreciation (depreciation) on:
Investments	(4,614,316)
Swap agreements	(244,208)
Futures contracts	27,250
Net change in unrealized appreciation (depreciation)	(4,831,274)
Net realized and unrealized loss	(1,816,519)
Net decrease in net assets resulting from operations	$(1,884,322)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(67,803)	$(310,218)
Net realized gain on investments	3,014,755	7,120,234
Net change in unrealized appreciation (depreciation) on investments	(4,831,274)	2,110,677
Net increase (decrease) in net assets resulting from operations	(1,884,322)	8,920,693

Capital share transactions:
Proceeds from sale of shares
A-Class	1,641,496	1,668,443
C-Class	39,929	452,183
H-Class	47,303,653	344,982,687
Cost of shares redeemed
A-Class	(1,664,990)	(1,740,054)
C-Class	(136,450)	(787,292)
H-Class	(54,283,294)	(378,994,862)
Net decrease from capital share transactions	(7,099,656)	(34,418,895)
Net decrease in net assets	(8,983,978)	(25,498,202)

Net assets:
Beginning of period	21,533,688	47,031,890
End of period	$12,549,710	$21,533,688
Accumulated net investment loss at end of period	$(134,740)	$(66,937)

Capital share activity:
Shares sold
A-Class	32,808	37,199
C-Class	887	10,755
H-Class	928,106	7,350,452
Shares redeemed
A-Class	(33,885)	(35,645)
C-Class	(2,977)	(19,078)
H-Class	(1,069,684)	(8,137,425)
Net decrease in shares	(144,745)	(793,742)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$53.23	$39.32	$32.20	$34.37	$25.24	$12.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.37)	(.16)	(.39)	(.35)	(.11)
Net gain (loss) on investments (realized and unrealized)	(4.80)	14.28	7.28	(1.78)	9.48	12.86
Total from investment operations	(4.99)	13.91	7.12	(2.17)	9.13	12.75
Net asset value, end of period	$48.24	$53.23	$39.32	$32.20	$34.37	$25.24

Total Return[c]	(9.37%)	35.38%	22.11%	(6.31%)	36.17%	102.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$505	$614	$392	$1,355	$2,312	$585
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.78%)	(0.51%)	(1.24%)	(1.25%)	(0.59%)
Total expenses[d]	1.71%	1.72%	1.71%	1.73%	1.72%	1.71%
Portfolio turnover rate	246%	472%	527%	177%	211%	109%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$48.08	$35.78	$29.52	$31.75	$23.50	$11.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.35)	(.65)	(.34)	(.54)	(.47)	(.24)
Net gain (loss) on investments (realized and unrealized)	(4.32)	12.95	6.60	(1.69)	8.72	12.03
Total from investment operations	(4.67)	12.30	6.26	(2.23)	8.25	11.79
Net asset value, end of period	$43.41	$48.08	$35.78	$29.52	$31.75	$23.50

Total Return[c]	(9.71%)	34.38%	21.21%	(7.02%)	35.11%	100.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,592	$1,864	$1,685	$1,839	$2,786	$2,782
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.55%)	(1.15%)	(1.99%)	(1.90%)	(1.36%)
Total expenses[d]	2.46%	2.47%	2.46%	2.49%	2.47%	2.46%
Portfolio turnover rate	246%	472%	527%	177%	211%	109%

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$53.13	$39.24	$32.13	$34.29	$25.21	$12.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.37)	(.08)	(.37)	(.35)	(.19)
Net gain (loss) on investments (realized and unrealized)	(4.78)	14.26	7.19	(1.79)	9.43	12.93
Total from investment operations	(4.98)	13.89	7.11	(2.16)	9.08	12.74
Net asset value, end of period	$48.15	$53.13	$39.24	$32.13	$34.29	$25.21

Total Return[c]	(9.37%)	35.40%	22.13%	(6.30%)	36.02%	102.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,453	$19,056	$44,955	$14,902	$37,780	$23,320
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.81%)	(0.25%)	(1.24%)	(1.25%)	(0.94%)
Total expenses[d]	1.71%	1.72%	1.71%	1.73%	1.72%	1.71%
Portfolio turnover rate	246%	472%	527%	177%	211%	109%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

FUND PROFILE (Unaudited)	September 30, 2014

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Puma Biotechnology, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
WEX, Inc.	0.2%
Graphic Packaging Holding Co.	0.2%
Team Health Holdings, Inc.	0.2%
Ultimate Software Group, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%
Brunswick Corp.	0.2%
RLJ Lodging Trust	0.1%
CNO Financial Group, Inc.	0.1%
Top Ten Total	1.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

COMMON STOCKS† - 61.8%

FINANCIAL - 14.6%
Prosperity Bancshares, Inc.	539	$30,815
RLJ Lodging Trust	1,015	28,897
CNO Financial Group, Inc.	1,690	28,663
Investors Bancorp, Inc.	2,779	28,152
LaSalle Hotel Properties	807	27,632
Highwoods Properties, Inc.	699	27,191
Stifel Financial Corp.*	507	23,773
FirstMerit Corp.	1,283	22,581
First American Financial Corp.	829	22,483
Strategic Hotels & Resorts, Inc.*	1,918	22,345
Sunstone Hotel Investors, Inc.	1,590	21,974
Geo Group, Inc.	563	21,518
Umpqua Holdings Corp.	1,291	21,262
Radian Group, Inc.	1,478	21,076
EPR Properties	415	21,032
MGIC Investment Corp.*	2,626	20,509
Hancock Holding Co.	638	20,449
Primerica, Inc.	424	20,445
Webster Financial Corp.	701	20,427
Cousins Properties, Inc.	1,707	20,399
Portfolio Recovery Associates, Inc.*	388	20,264
CubeSmart	1,119	20,120
Bank of the Ozarks, Inc.	618	19,479
Texas Capital Bancshares, Inc.*	334	19,265
DiamondRock Hospitality Co.	1,514	19,198
DCT Industrial Trust, Inc.	2,551	19,158
Sovran Self Storage, Inc.	256	19,036
Colony Financial, Inc.	833	18,642
Pebblebrook Hotel Trust	496	18,521
MarketAxess Holdings, Inc.	293	18,125
Healthcare Realty Trust, Inc.	745	17,641
Janus Capital Group, Inc.	1,158	16,838
United Bankshares, Inc.	536	16,578
PrivateBancorp, Inc. — Class A	554	16,570
Medical Properties Trust, Inc.	1,338	16,404
Wintrust Financial Corp.	361	16,126
FNB Corp.	1,341	16,079
Sun Communities, Inc.	318	16,059
Washington Federal, Inc.	786	16,003
UMB Financial Corp.	293	15,983
Ryman Hospitality Properties, Inc.	337	15,940
Lexington Realty Trust	1,595	15,615
Cathay General Bancorp	618	15,345
Glimcher Realty Trust	1,126	15,246
IBERIABANK Corp.	243	15,190
Valley National Bancorp	1,555	15,068
Invesco Mortgage Capital, Inc.	955	15,012
BancorpSouth, Inc.	745	15,004
Glacier Bancorp, Inc.	578	14,947
EastGroup Properties, Inc.	243	14,724
National Health Investors, Inc.	255	14,571
Susquehanna Bancshares, Inc.	1,452	14,520
First Industrial Realty Trust, Inc.	854	14,441
RLI Corp.	333	14,416
MB Financial, Inc.	515	14,255
Western Alliance Bancorporation*	585	13,982
Chambers Street Properties	1,839	13,848
American Realty Capital Healthcare Trust, Inc.	1,313	13,760
First Financial Bankshares, Inc.	494	13,728
Financial Engines, Inc.	399	13,651
Symetra Financial Corp.	585	13,648
Alexander & Baldwin, Inc.	378	13,597
Hatteras Financial Corp.	749	13,452
DuPont Fabros Technology, Inc.	495	13,385
Kennedy-Wilson Holdings, Inc.	557	13,346
American Equity Investment Life Holding Co.	577	13,202
Blackhawk Network Holdings, Inc.*	406	13,154
Mack-Cali Realty Corp.	688	13,148
Washington Real Estate Investment Trust	517	13,121
Capitol Federal Financial, Inc.	1,110	13,120
New York REIT, Inc.	1,258	12,932
New Residential Investment Corp.	2,187	12,750
Platinum Underwriters Holdings Ltd.	209	12,723
Potlatch Corp.	315	12,666
First Citizens BancShares, Inc. — Class A	58	12,564
EverBank Financial Corp.	707	12,486
WageWorks, Inc.*	272	12,384
Kemper Corp.	361	12,328
Home BancShares, Inc.	419	12,323
PennyMac Mortgage Investment Trust	574	12,301
Acadia Realty Trust	443	12,217
Trustmark Corp.	523	12,047
Evercore Partners, Inc. — Class A	255	11,985
CVB Financial Corp.	820	11,767
Home Loan Servicing Solutions Ltd.	551	11,676
Government Properties Income Trust	529	11,590
Old National Bancorp	888	11,517
PS Business Parks, Inc.	151	11,497
Chesapeake Lodging Trust	388	11,310
Education Realty Trust, Inc.	1,078	11,082
Redwood Trust, Inc.	644	10,678
ARMOUR Residential REIT, Inc.	2,770	10,665
Altisource Residential Corp.	443	10,632
Empire State Realty Trust, Inc. — Class A	707	10,619
Community Bank System, Inc.	316	10,614
Pennsylvania Real Estate Investment Trust	531	10,588
Hilltop Holdings, Inc.*	524	10,506
Hudson Pacific Properties, Inc.	426	10,505
South State Corp.	187	10,456
International Bancshares Corp.	422	10,408
Equity One, Inc.	477	10,318
CYS Investments, Inc.	1,252	10,316
Parkway Properties, Inc.	549	10,310
Retail Opportunity Investments Corp.	700	10,290

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Argo Group International Holdings Ltd.	203	$10,213
Greenhill & Company, Inc.	219	10,181
Columbia Banking System, Inc.	406	10,072
BGC Partners, Inc. — Class A	1,352	10,045
LTC Properties, Inc.	270	9,960
Pinnacle Financial Partners, Inc.	275	9,928
Hersha Hospitality Trust	1,552	9,886
St. Joe Co.*	490	9,766
Ramco-Gershenson Properties Trust	599	9,734
Selective Insurance Group, Inc.	436	9,653
Altisource Portfolio Solutions S.A.	95	9,576
Virtus Investment Partners, Inc.	55	9,554
WisdomTree Investments, Inc.*	835	9,502
Westamerica Bancorporation	204	9,490
Montpelier Re Holdings Ltd.	304	9,451
First Midwest Bancorp, Inc.	584	9,397
AmTrust Financial Services, Inc.	232	9,238
American Assets Trust, Inc.	278	9,166
Capstead Mortgage Corp.	743	9,094
FelCor Lodging Trust, Inc.	963	9,014
Horace Mann Educators Corp.	316	9,009
BBCN Bancorp, Inc.	617	9,002
Enstar Group Ltd.	66	8,997
iStar Financial, Inc.*	658	8,883
Northwest Bancshares, Inc.	734	8,882
Sabra Health Care REIT, Inc.	365	8,877
Outerwall, Inc.*	158	8,864
National Penn Bancshares, Inc.	912	8,856
Encore Capital Group, Inc.*	199	8,818
Astoria Financial Corp.	672	8,326
Union Bankshares Corp.	359	8,293
Sterling Bancorp	648	8,288
Aircastle Ltd.	501	8,196
BofI Holding, Inc.*	110	7,998
Starwood Waypoint Residential Trust	302	7,855
STAG Industrial, Inc.	379	7,849
Franklin Street Properties Corp.	698	7,832
Associated Estates Realty Corp.	445	7,792
Boston Private Financial Holdings, Inc.	621	7,694
Ambac Financial Group, Inc.*	348	7,691
Provident Financial Services, Inc.	467	7,645
NBT Bancorp, Inc.	339	7,633
American Capital Mortgage Investment Corp.	397	7,472
Park National Corp.	99	7,466
Altisource Asset Management Corp.*	11	7,425
ViewPoint Financial Group, Inc.	310	7,420
HFF, Inc. — Class A	255	7,382
Summit Hotel Properties, Inc.	664	7,158
Greenlight Capital Re Ltd. — Class A	220	7,130
Ellie Mae, Inc.*	218	7,107
First Financial Bancorp	447	7,076
Nelnet, Inc. — Class A	161	6,937
Credit Acceptance Corp.*	55	6,934
Essent Group Ltd.	323	6,915
Select Income REIT	285	6,854
Chemical Financial Corp.	253	6,803
Inland Real Estate Corp.	677	6,709
Investors Real Estate Trust	868	6,684
Independent Bank Corp.	185	6,607
Renasant Corp.	243	6,573
Piper Jaffray Cos.*	125	6,530
Walter Investment Management Corp.*	292	6,409
Third Point Reinsurance Ltd.	440	6,402
United Community Banks, Inc.	387	6,370
WesBanco, Inc.	204	6,240
Kite Realty Group Trust	254	6,157
First Commonwealth Financial Corp.	729	6,116
CyrusOne, Inc.	254	6,106
Springleaf Holdings, Inc.*	190	6,067
Acacia Research Corp.	387	5,991
Alexander’s, Inc.	16	5,983
Banner Corp.	152	5,847
Cohen & Steers, Inc.	149	5,728
Infinity Property & Casualty Corp.	89	5,697
Northfield Bancorp, Inc.	415	5,652
First Merchants Corp.	279	5,639
Eagle Bancorp, Inc.*	177	5,632
AMERISAFE, Inc.	144	5,632
Apollo Commercial Real Estate Finance, Inc.	358	5,624
FXCM, Inc. — Class A	353	5,595
Excel Trust, Inc.	474	5,579
Ashford Hospitality Trust, Inc.	541	5,529
S&T Bancorp, Inc.	231	5,419
Safety Insurance Group, Inc.	100	5,391
First Potomac Realty Trust	456	5,358
CoreSite Realty Corp.	163	5,358
Gramercy Property Trust, Inc.	910	5,242
OFG Bancorp	348	5,213
United Financial Bancorp, Inc.	409	5,190
City Holding Co.	121	5,098
New York Mortgage Trust, Inc.	703	5,083
Tompkins Financial Corp.	115	5,069
Wilshire Bancorp, Inc.	542	5,003
Navigators Group, Inc.*	81	4,982
Hanmi Financial Corp.	247	4,980
Oritani Financial Corp.	353	4,974
Rexford Industrial Realty, Inc.	356	4,927
Stewart Information Services Corp.	167	4,901
Simmons First National Corp. — Class A	127	4,892
Resource Capital Corp.	1,000	4,870
WSFS Financial Corp.	68	4,869
Southside Bancshares, Inc.	146	4,855
Terreno Realty Corp.	257	4,839
Silver Bay Realty Trust Corp.	298	4,831
Lakeland Financial Corp.	128	4,800
Western Asset Mortgage Capital Corp.	324	4,789

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Forestar Group, Inc.*	270	$4,784
Anworth Mortgage Asset Corp.	992	4,752
RAIT Financial Trust	638	4,740
Chatham Lodging Trust	205	4,731
TrustCo Bank Corp. NY	734	4,727
Employers Holdings, Inc.	243	4,678
Brookline Bancorp, Inc.	546	4,668
Rouse Properties, Inc.	288	4,657
National General Holdings Corp.	274	4,628
American Residential Properties, Inc.*	250	4,585
Berkshire Hills Bancorp, Inc.	194	4,557
Capital Bank Financial Corp. — Class A*	188	4,489
United Fire Group, Inc.	160	4,443
Sandy Spring Bancorp, Inc.	194	4,441
Investment Technology Group, Inc.*	279	4,397
Monmouth Real Estate Investment Corp.	434	4,392
Maiden Holdings Ltd.	388	4,299
Flushing Financial Corp.	235	4,293
Ameris Bancorp	194	4,258
Cardinal Financial Corp.	247	4,216
World Acceptance Corp.*	61	4,118
Community Trust Bancorp, Inc.	121	4,069
State Bank Financial Corp.	249	4,044
Aviv REIT, Inc.	153	4,032
Universal Health Realty Income Trust	94	3,918
Urstadt Biddle Properties, Inc. — Class A	193	3,918
AG Mortgage Investment Trust, Inc.	220	3,916
Apollo Residential Mortgage, Inc.	249	3,842
First BanCorp*	806	3,829
First NBC Bank Holding Co.*	116	3,799
Arlington Asset Investment Corp. — Class A	147	3,735
Washington Trust Bancorp, Inc.	113	3,728
First Interstate BancSystem, Inc. — Class A	140	3,720
Heritage Financial Corp.	234	3,707
Cass Information Systems, Inc.	89	3,685
Dime Community Bancshares, Inc.	254	3,658
Physicians Realty Trust	266	3,650
Cedar Realty Trust, Inc.	611	3,605
Customers Bancorp, Inc.*	198	3,556
GAMCO Investors, Inc. — Class A	50	3,537
KCG Holdings, Inc. — Class A*	348	3,525
AmREIT, Inc.	153	3,514
Saul Centers, Inc.	74	3,459
BancFirst Corp.	55	3,441
Stock Yards Bancorp, Inc.	114	3,431
Dynex Capital, Inc.	424	3,426
NMI Holdings, Inc. — Class A*	391	3,382
Independent Bank Group, Inc.	71	3,369
Getty Realty Corp.	198	3,366
Cowen Group, Inc. — Class A*	895	3,356
Caesars Acquisition Co. — Class A*	353	3,343
ConnectOne Bancorp, Inc.	175	3,334
eHealth, Inc.*	138	3,330
FBL Financial Group, Inc. — Class A	74	3,308
1st Source Corp.	116	3,304
Ladenburg Thalmann Financial Services, Inc.*	774	3,282
National Western Life Insurance Co. — Class A	13	3,211
GFI Group, Inc.	592	3,203
Campus Crest Communities, Inc.	500	3,200
Agree Realty Corp.	116	3,176
Westwood Holdings Group, Inc.	56	3,175
First Busey Corp.	562	3,130
Universal Insurance Holdings, Inc.	241	3,116
CoBiz Financial, Inc.	278	3,108
Towne Bank/Portsmouth VA	228	3,096
Waterstone Financial, Inc.	267	3,084
Federated National Holding Co.	107	3,006
Bryn Mawr Bank Corp.	106	3,003
Ashford Hospitality Prime, Inc.	197	3,000
Beneficial Mutual Bancorp, Inc.*	228	2,914
Heartland Financial USA, Inc.	122	2,913
Blue Hills Bancorp, Inc.*	219	2,873
Lakeland Bancorp, Inc.	294	2,869
Centerstate Banks, Inc.	276	2,857
Yadkin Financial Corp.*	157	2,851
Trico Bancshares	125	2,828
QTS Realty Trust, Inc. — Class A	92	2,792
MainSource Financial Group, Inc.	158	2,726
First Financial Corp.	88	2,724
OneBeacon Insurance Group Ltd. — Class A	174	2,681
Metro Bancorp, Inc.*	110	2,668
Peoples Financial Services Corp.	58	2,667
German American Bancorp, Inc.	102	2,633
Flagstar Bancorp, Inc.*	156	2,625
Federal Agricultural Mortgage Corp. — Class C	81	2,603
Ares Commercial Real Estate Corp.	221	2,583
Clifton Bancorp, Inc.	205	2,581
Enterprise Financial Services Corp.	153	2,558
Southwest Bancorp, Inc.	153	2,509
Banc of California, Inc.	215	2,500
HCI Group, Inc.	69	2,483
Mercantile Bank Corp.	130	2,477
RE/MAX Holdings, Inc. — Class A	83	2,468
Phoenix Companies, Inc.*	44	2,467
First Bancorp	152	2,435
Great Southern Bancorp, Inc.	80	2,427
Whitestone REIT — Class B	174	2,426
BNC Bancorp	154	2,412
Financial Institutions, Inc.	107	2,405
State Auto Financial Corp.	117	2,400
Central Pacific Financial Corp.	132	2,367
Univest Corporation of Pennsylvania	126	2,363
HomeTrust Bancshares, Inc.*	161	2,352
OmniAmerican Bancorp, Inc.	90	2,339
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	169	2,335

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Gladstone Commercial Corp.	137	$2,328
NewStar Financial, Inc.*	207	2,327
Bank Mutual Corp.	361	2,314
Park Sterling Corp.	346	2,294
Meadowbrook Insurance Group, Inc.	387	2,264
Ladder Capital Corp. — Class A*	118	2,230
Bank of Kentucky Financial Corp.	48	2,219
Bancorp, Inc.*	257	2,208
Citizens, Inc.*	341	2,203
CareTrust REIT, Inc.*	154	2,202
First of Long Island Corp.	62	2,136
Bridge Bancorp, Inc.	90	2,129
Arrow Financial Corp.	85	2,122
Independent Bank Corp.	178	2,122
Bank of Marin Bancorp	46	2,111
Diamond Hill Investment Group, Inc.	17	2,092
Hudson Valley Holding Corp.	114	2,069
International. FCStone, Inc.*	119	2,061
Preferred Bank/Los Angeles CA*	91	2,049
Peoples Bancorp, Inc.	85	2,019
First Defiance Financial Corp.	74	1,999
Camden National Corp.	57	1,995
Stonegate Bank	77	1,983
FBR & Co.*	72	1,981
NewBridge Bancorp*	261	1,981
HomeStreet, Inc.	115	1,965
1st United Bancorp, Inc.	229	1,951
Moelis & Co.	57	1,947
United Insurance Holdings Corp.	129	1,935
One Liberty Properties, Inc.	95	1,922
Walker & Dunlop, Inc.*	144	1,914
Talmer Bancorp, Inc. — Class A	138	1,909
Marcus & Millichap, Inc.*	62	1,876
Pacific Premier Bancorp, Inc.*	133	1,869
Fidelity & Guaranty Life	87	1,857
United Community Financial Corp.	392	1,835
CorEnergy Infrastructure Trust, Inc.	244	1,825
Republic Bancorp, Inc. — Class A	77	1,824
Citizens & Northern Corp.	96	1,824
First Connecticut Bancorp, Inc.	125	1,813
First Community Bancshares, Inc.	126	1,801
Crawford & Co. — Class B	217	1,790
Pacific Continental Corp.	139	1,786
Baldwin & Lyons, Inc. — Class B	72	1,778
Manning & Napier, Inc. — Class A	105	1,763
CNB Financial Corp.	112	1,758
Fidelity Southern Corp.	128	1,754
Suffolk Bancorp	90	1,747
West Bancorporation, Inc.	123	1,738
Meta Financial Group, Inc.	48	1,692
Meridian Bancorp, Inc.*	158	1,668
RCS Capital Corp. — Class A	73	1,644
Seacoast Banking Corporation of Florida*	150	1,640
OceanFirst Financial Corp.	103	1,639
Horizon Bancorp	71	1,636
Peapack Gladstone Financial Corp.	93	1,628
CatchMark Timber Trust, Inc. — Class A	148	1,622
Consolidated-Tomoka Land Co.	33	1,619
Charter Financial Corp.	150	1,605
Oppenheimer Holdings, Inc. — Class A	79	1,600
Global Indemnity plc — Class A	63	1,589
Sierra Bancorp	94	1,575
SWS Group, Inc.*	227	1,564
Penns Woods Bancorp, Inc.	37	1,563
TriState Capital Holdings, Inc.*	171	1,551
Guaranty Bancorp	114	1,540
National Interstate Corp.	55	1,535
Fox Chase Bancorp, Inc.	94	1,533
PennyMac Financial Services, Inc. — Class A*	103	1,509
National Bankshares, Inc.	54	1,499
BankFinancial Corp.	144	1,495
Regional Management Corp.*	83	1,490
Calamos Asset Management, Inc. — Class A	132	1,488
Kearny Financial Corp.*	109	1,453
CU Bancorp*	77	1,448
Ames National Corp.	64	1,430
Stonegate Mortgage Corp.*	110	1,429
UMH Properties, Inc.	148	1,406
Franklin Financial Corp.*	75	1,396
American National Bankshares, Inc.	61	1,388
Territorial Bancorp, Inc.	68	1,380
Northrim BanCorp, Inc.	52	1,374
First Business Financial Services, Inc.	31	1,361
Armada Hoffler Properties, Inc.	149	1,353
Heritage Commerce Corp.	161	1,322
Kansas City Life Insurance Co.	29	1,286
MidWestOne Financial Group, Inc.	54	1,243
First Bancorp, Inc.	74	1,234
Atlas Financial Holdings, Inc.	89	1,232
Opus Bank*	40	1,225
Heritage Oaks Bancorp	174	1,218
Cascade Bancorp*	240	1,212
Owens Realty Mortgage, Inc.	84	1,197
Marlin Business Services Corp.	65	1,191
Sun Bancorp, Inc.*	65	1,177
First Financial Northwest, Inc.	114	1,164
ESB Financial Corp.	99	1,156
Gain Capital Holdings, Inc.	180	1,147
Bridge Capital Holdings*	50	1,137
Merchants Bancshares, Inc.	40	1,128
JG Wentworth Co.*	91	1,127
EMC Insurance Group, Inc.	39	1,126
Hallmark Financial Services, Inc.*	108	1,113
Enterprise Bancorp, Inc.	58	1,093
BBX Capital Corp. — Class A*	61	1,063
Consumer Portfolio Services, Inc.*	163	1,045

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Trade Street Residential, Inc.	144	$1,028
Square 1 Financial, Inc. — Class A*	53	1,019
Old Line Bancshares, Inc.	65	1,006
Macatawa Bank Corp.	203	974
Donegal Group, Inc. — Class A	63	968
Century Bancorp, Inc. — Class A	27	935
Republic First Bancorp, Inc.*	239	930
Nicholas Financial, Inc.*	80	927
MidSouth Bancorp, Inc.	45	842
Pzena Investment Management, Inc. — Class A	88	840
Heritage Insurance Holdings, Inc.*	54	813
Independence Holding Co.	60	797
CommunityOne Bancorp*	90	794
Capital City Bank Group, Inc.	54	731
Higher One Holdings, Inc.*	263	650
Green Bancorp, Inc.*	36	617
Silvercrest Asset Management Group, Inc. — Class A	44	599
Trupanion, Inc.*	64	544
Palmetto Bancshares, Inc.	35	495
C1 Financial, Inc.*	25	453
ServisFirst Bancshares, Inc.	15	432
CIFC Corp.	47	425
Hampton Roads Bankshares, Inc.*	181	277
Total Financial		2,945,991

CONSUMER, NON-CYCLICAL - 12.5%
Puma Biotechnology, Inc.*	180	42,942
Isis Pharmaceuticals, Inc.*	912	35,413
WEX, Inc.*	301	33,206
Team Health Holdings, Inc.*	543	31,488
PAREXEL International Corp.*	441	27,822
Pacira Pharmaceuticals, Inc.*	277	26,847
TreeHouse Foods, Inc.*	325	26,162
HealthSouth Corp.	683	25,202
STERIS Corp.	458	24,714
West Pharmaceutical Services, Inc.	548	24,527
Cepheid*	538	23,689
United Natural Foods, Inc.*	385	23,662
DexCom, Inc.*	581	23,234
NPS Pharmaceuticals, Inc.*	825	21,450
Deluxe Corp.	388	21,401
MAXIMUS, Inc.	525	21,068
WellCare Health Plans, Inc.*	339	20,456
Euronet Worldwide, Inc.*	393	18,781
Akorn, Inc.*	482	17,482
Sotheby’s	471	16,824
Air Methods Corp.*	302	16,776
Amsurg Corp. — Class A*	328	16,417
Acadia Healthcare Company, Inc.*	332	16,102
Insulet Corp.*	430	15,846
Avanir Pharmaceuticals, Inc. — Class A*	1,327	15,817
Sanderson Farms, Inc.	179	15,743
Corporate Executive Board Co.	262	15,738
Healthcare Services Group, Inc.	543	15,535
ACADIA Pharmaceuticals, Inc.*	611	15,128
Grand Canyon Education, Inc.*	362	14,760
Boston Beer Company, Inc. — Class A*	65	14,414
Vistaprint N.V.	258	14,135
Haemonetics Corp.*	404	14,107
SUPERVALU, Inc.*	1,573	14,062
Convergys Corp.	787	14,024
Chemed Corp.	136	13,994
Andersons, Inc.	219	13,771
Heartland Payment Systems, Inc.	278	13,266
Advisory Board Co.*	284	13,232
OPKO Health, Inc.*,1	1,529	13,012
Prestige Brands Holdings, Inc.*	400	12,948
Impax Laboratories, Inc.*	541	12,827
HMS Holdings Corp.*	680	12,818
NuVasive, Inc.*	361	12,588
Rent-A-Center, Inc.	410	12,444
Exact Sciences Corp.*	642	12,442
Cardtronics, Inc.*	345	12,144
Lancaster Colony Corp.	142	12,110
Ironwood Pharmaceuticals, Inc. — Class A*	927	12,009
Nektar Therapeutics*	984	11,877
Vector Group Ltd.	534	11,847
Monro Muffler Brake, Inc.	243	11,793
Thoratec Corp.*	441	11,788
Magellan Health, Inc.*	214	11,712
Wright Medical Group, Inc.*	385	11,666
Helen of Troy Ltd.	222	11,660
Auxilium Pharmaceuticals, Inc.*	388	11,582
Fresh Market, Inc.*	331	11,562
B&G Foods, Inc.	416	11,461
Synageva BioPharma Corp.*	166	11,417
EVERTEC, Inc.	509	11,371
Post Holdings, Inc.*	341	11,314
On Assignment, Inc.*	421	11,303
Medicines Co.*	504	11,249
Neogen Corp.*	284	11,218
ABM Industries, Inc.	433	11,124
Huron Consulting Group, Inc.*	182	11,097
FTI Consulting, Inc.*	317	11,082
Acorda Therapeutics, Inc.*	323	10,943
Theravance, Inc.	639	10,921
J&J Snack Foods Corp.	116	10,852
Cal-Maine Foods, Inc.	120	10,720
Dyax Corp.*	1,053	10,656
Cyberonics, Inc.*	208	10,641
MannKind Corp.*	1,769	10,455
HeartWare International, Inc.*	132	10,247
Matthews International Corp. — Class A	231	10,139
Globus Medical, Inc. — Class A*	510	10,032
Bright Horizons Family Solutions, Inc.*	238	10,010
PHH Corp.*	445	9,950

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Molina Healthcare, Inc.*	234	$9,898
H&E Equipment Services, Inc.	243	9,788
Snyder’s-Lance, Inc.	368	9,752
Keryx Biopharmaceuticals, Inc.*	709	9,749
Kindred Healthcare, Inc.	500	9,701
Integra LifeSciences Holdings Corp.*	194	9,630
Korn/Ferry International*	386	9,611
Dean Foods Co.	722	9,567
Catalent, Inc.*	376	9,412
PDL BioPharma, Inc.	1,246	9,308
Neurocrine Biosciences, Inc.*	589	9,230
Lannett Company, Inc.*	199	9,090
Brink’s Co.	376	9,039
Cantel Medical Corp.	261	8,973
Celldex Therapeutics, Inc.*	692	8,968
Receptos, Inc.*	144	8,944
Fresh Del Monte Produce, Inc.	280	8,931
LifeLock, Inc.*	622	8,888
ExamWorks Group, Inc.*	269	8,810
Abaxis, Inc.	173	8,773
Clovis Oncology, Inc.*	191	8,664
Spectranetics Corp.*	323	8,582
Civeo Corp.	726	8,429
Greatbatch, Inc.*	193	8,224
TrueBlue, Inc.*	320	8,083
Tumi Holdings, Inc.*	393	7,998
Universal Corp.	180	7,990
Masimo Corp.*	375	7,980
WD-40 Co.	116	7,883
CONMED Corp.	211	7,773
Novavax, Inc.*	1,847	7,702
ABIOMED, Inc.*	308	7,648
Aegerion Pharmaceuticals, Inc.*	229	7,644
PTC Therapeutics, Inc.*	172	7,569
Achillion Pharmaceuticals, Inc.*	751	7,495
Ligand Pharmaceuticals, Inc. — Class B*	159	7,471
Select Medical Holdings Corp.	611	7,350
Natus Medical, Inc.*	249	7,348
Halozyme Therapeutics, Inc.*	802	7,298
Portola Pharmaceuticals, Inc.*	286	7,230
Arena Pharmaceuticals, Inc.*	1,703	7,136
ImmunoGen, Inc.*	666	7,053
ARIAD Pharmaceuticals, Inc.*	1,279	6,907
McGrath RentCorp	201	6,874
Depomed, Inc.*	450	6,836
Merrimack Pharmaceuticals, Inc.*	761	6,681
ICU Medical, Inc.*	104	6,675
Sarepta Therapeutics, Inc.*	316	6,668
Tornier N.V.	276	6,596
Ascent Capital Group, Inc. — Class A*	108	6,502
Agios Pharmaceuticals, Inc.*	105	6,442
Boulder Brands, Inc.*	472	6,433
NxStage Medical, Inc.*	476	6,250
Anacor Pharmaceuticals, Inc.*	255	6,240
ExlService Holdings, Inc.*	253	6,176
Analogic Corp.	96	6,140
ACCO Brands Corp.*	881	6,079
Bluebird Bio, Inc.*	169	6,063
Annie’s, Inc.*	132	6,059
Team, Inc.*	159	6,028
IPC The Hospitalist Company, Inc.*	133	5,957
Quidel Corp.*	221	5,939
Arrowhead Research Corp.*	401	5,923
Weight Watchers International, Inc.	215	5,900
Chimerix, Inc.*	207	5,717
Meridian Bioscience, Inc.	322	5,696
Luminex Corp.*	291	5,675
AMN Healthcare Services, Inc.*	361	5,668
Sangamo BioSciences, Inc.*	525	5,662
SpartanNash Co.	291	5,660
PharMerica Corp.*	231	5,643
RPX Corp.*	411	5,643
Hanger, Inc.*	273	5,602
BioDelivery Sciences International, Inc.*	323	5,520
AMAG Pharmaceuticals, Inc.*	170	5,425
Bio-Reference Laboratories, Inc.*	191	5,359
Ensign Group, Inc.	154	5,359
Seaboard Corp.*	2	5,350
BioCryst Pharmaceuticals, Inc.*	544	5,320
Navigant Consulting, Inc.*	381	5,300
Endologix, Inc.*	497	5,268
Xoom Corp.*	240	5,268
Capella Education Co.	84	5,258
Sagent Pharmaceuticals, Inc.*	169	5,256
Chiquita Brands International, Inc.*	364	5,169
MiMedx Group, Inc.*	722	5,148
Intrexon Corp.*	276	5,128
Zeltiq Aesthetics, Inc.*	226	5,114
Cardiovascular Systems, Inc.*	215	5,080
Green Dot Corp. — Class A*	240	5,074
Infinity Pharmaceuticals, Inc.*	377	5,059
Strayer Education, Inc.*	84	5,030
Insmed, Inc.*	384	5,011
Repligen Corp.*	249	4,958
Emergent Biosolutions, Inc.*	227	4,837
Diamond Foods, Inc.*	169	4,835
Insperity, Inc.	175	4,785
ICF International, Inc.*	155	4,772
Capital Senior Living Corp.*	224	4,756
Calavo Growers, Inc.	104	4,695
Raptor Pharmaceutical Corp.*	486	4,661
Inovio Pharmaceuticals, Inc.*	467	4,600
Prothena Corporation plc	205	4,543
Affymetrix, Inc.*	564	4,501
Orthofix International N.V.	143	4,427
Cambrex Corp.*	237	4,427

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

KYTHERA Biopharmaceuticals, Inc.*	135	$4,423
National Healthcare Corp.	79	4,385
Multi-Color Corp.	96	4,366
Accuray, Inc.*	595	4,320
Amedisys, Inc.*	212	4,276
K12, Inc.*	267	4,261
Providence Service Corp.*	88	4,257
Momenta Pharmaceuticals, Inc.*	373	4,230
Volcano Corp.*	395	4,203
Theravance Biopharma, Inc.	182	4,195
Resources Connection, Inc.	300	4,182
Ophthotech Corp.*	107	4,166
Kforce, Inc.	212	4,149
Spectrum Pharmaceuticals, Inc.*	509	4,143
Quad/Graphics, Inc.	214	4,120
Anika Therapeutics, Inc.*	112	4,106
Gentiva Health Services, Inc.*	243	4,078
Tootsie Roll Industries, Inc.	145	4,059
Orexigen Therapeutics, Inc.*	951	4,051
TESARO, Inc.*	150	4,038
Albany Molecular Research, Inc.*	182	4,017
LDR Holding Corp.*	129	4,016
Merit Medical Systems, Inc.*	333	3,956
Healthways, Inc.*	244	3,909
Monster Worldwide, Inc.*	706	3,883
TherapeuticsMD, Inc.*	836	3,879
Acceleron Pharma, Inc.*	128	3,871
Triple-S Management Corp. — Class B*	193	3,841
Accelerate Diagnostics, Inc.*	176	3,780
American Public Education, Inc.*	136	3,671
Atrion Corp.	12	3,660
Genomic Health, Inc.*	129	3,652
BioScrip, Inc.*	528	3,648
Karyopharm Therapeutics, Inc.*	104	3,634
Cynosure, Inc. — Class A*	173	3,633
Inter Parfums, Inc.	129	3,547
Array BioPharma, Inc.*	974	3,477
Global Cash Access Holdings, Inc.*	509	3,436
NutriSystem, Inc.	222	3,412
Tetraphase Pharmaceuticals, Inc.*	171	3,411
USANA Health Sciences, Inc.*	46	3,388
Elizabeth Arden, Inc.*	201	3,365
Medifast, Inc.*	102	3,349
TeleTech Holdings, Inc.*	136	3,343
US Physical Therapy, Inc.	94	3,327
Kelly Services, Inc. — Class A	212	3,322
Omeros Corp.*	261	3,320
Weis Markets, Inc.	85	3,318
Vascular Solutions, Inc.*	133	3,285
Viad Corp.	158	3,263
NewLink Genetics Corp.*	152	3,256
MacroGenics, Inc.*	155	3,240
Enanta Pharmaceuticals, Inc.*	80	3,166
STAAR Surgical Co.*	297	3,157
TriNet Group, Inc.*	122	3,142
OraSure Technologies, Inc.*	433	3,126
AtriCure, Inc.*	212	3,121
Forrester Research, Inc.	84	3,096
Organovo Holdings, Inc.*	483	3,077
Ultragenyx Pharmaceutical, Inc.*	54	3,056
Insys Therapeutics, Inc.*	77	2,986
Invacare Corp.	249	2,941
Symmetry Medical, Inc.*	291	2,936
Tejon Ranch Co.*	104	2,916
Dynavax Technologies Corp.*	2,039	2,916
GenMark Diagnostics, Inc.*	323	2,897
CorVel Corp.*	85	2,894
Rockwell Medical, Inc.*	316	2,888
Heidrick & Struggles International, Inc.	140	2,876
Great Lakes Dredge & Dock Corp.*	464	2,868
MoneyGram International, Inc.*	226	2,834
Progenics Pharmaceuticals, Inc.*	540	2,803
Revlon, Inc. — Class A*	88	2,789
Relypsa, Inc.*	131	2,763
SciClone Pharmaceuticals, Inc.*	399	2,749
Sunesis Pharmaceuticals, Inc.*	384	2,742
XOMA Corp.*	651	2,741
Vanda Pharmaceuticals, Inc.*	261	2,709
Senomyx, Inc.*	330	2,706
VIVUS, Inc.*	697	2,690
Coca-Cola Bottling Company Consolidated	36	2,686
Central Garden and Pet Co. — Class A*	334	2,685
Epizyme, Inc.*	99	2,684
Sequenom, Inc.*	903	2,682
Ennis, Inc.	203	2,674
Hyperion Therapeutics, Inc.*	106	2,673
Universal American Corp.*	328	2,637
Career Education Corp.*	519	2,637
AngioDynamics, Inc.*	191	2,621
Surgical Care Affiliates, Inc.*	97	2,592
ARC Document Solutions, Inc.*	317	2,568
CBIZ, Inc.*	322	2,534
Phibro Animal Health Corp. — Class A	113	2,532
CTI BioPharma Corp.*	1,041	2,519
Landauer, Inc.	74	2,443
Geron Corp.*	1,217	2,434
Ingles Markets, Inc. — Class A	102	2,416
XenoPort, Inc.*	447	2,405
Immunomedics, Inc.*	641	2,385
IGI Laboratories, Inc.*	248	2,311
Cerus Corp.*	563	2,258
SP Plus Corp.*	119	2,256
Chefs’ Warehouse, Inc.*	138	2,244
Cross Country Healthcare, Inc.*	241	2,239
LHC Group, Inc.*	96	2,227
Barrett Business Services, Inc.	56	2,211

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Pacific Biosciences of California, Inc.*	446	$2,190
CryoLife, Inc.	218	2,152
Carriage Services, Inc. — Class A	124	2,149
RTI Surgical, Inc.*	439	2,098
ZS Pharma, Inc.*	53	2,079
John B Sanfilippo & Son, Inc.	64	2,071
Limoneira Co.	87	2,061
Foundation Medicine, Inc.*	107	2,029
Omega Protein Corp.*	162	2,025
Synergy Pharmaceuticals, Inc.*	727	2,025
Lexicon Pharmaceuticals, Inc.*	1,413	1,992
CRA International, Inc.*	78	1,984
Pernix Therapeutics Holdings, Inc.*	258	1,981
OvaScience, Inc.*	119	1,975
Supernus Pharmaceuticals, Inc.*	227	1,973
TG Therapeutics, Inc.*	182	1,942
Cempra, Inc.*	177	1,940
Aratana Therapeutics, Inc.*	190	1,908
SurModics, Inc.*	105	1,907
Galena Biopharma, Inc.*	916	1,887
Kite Pharma, Inc.*	66	1,881
Performant Financial Corp.*	231	1,866
OncoMed Pharmaceuticals, Inc.*	98	1,855
Osiris Therapeutics, Inc.*	147	1,851
Auspex Pharmaceuticals, Inc.*	72	1,848
Unilife Corp.*	797	1,829
Intra-Cellular Therapies, Inc.*	133	1,823
Avalanche Biotechnologies, Inc.*	53	1,812
Seneca Foods Corp. — Class A*	63	1,802
Tree.com, Inc.*	50	1,795
Almost Family, Inc.*	65	1,766
Repros Therapeutics, Inc.*	178	1,762
CSS Industries, Inc.	72	1,746
Endocyte, Inc.*	287	1,745
Neuralstem, Inc.*	531	1,742
National Beverage Corp.*	89	1,736
Electro Rent Corp.	126	1,735
Exelixis, Inc.*	1,132	1,732
Exactech, Inc.*	75	1,717
ServiceSource International, Inc.*	531	1,715
SFX Entertainment, Inc.*	341	1,712
Pendrell Corp.*	1,272	1,704
Aerie Pharmaceuticals, Inc.*	82	1,697
Farmer Bros Co.*	58	1,679
RadNet, Inc.*	253	1,675
Franklin Covey Co.*	85	1,665
ZIOPHARM Oncology, Inc.*	630	1,663
Antares Pharma, Inc.*	905	1,656
CDI Corp.	109	1,583
Universal Technical Institute, Inc.	167	1,561
Five Prime Therapeutics, Inc.*	133	1,560
POZEN, Inc.	212	1,556
Navidea Biopharmaceuticals, Inc.*	1,164	1,536
Durata Therapeutics, Inc.*	121	1,534
Inventure Foods, Inc.*	118	1,529
Oxford Immunotec Global plc	100	1,527
Synta Pharmaceuticals Corp.*	503	1,514
Agenus, Inc.*	483	1,502
Heron Therapeutics, Inc.*	180	1,499
Retrophin, Inc.*	165	1,488
ANI Pharmaceuticals, Inc.*	52	1,471
HealthEquity, Inc.*	80	1,465
Threshold Pharmaceuticals, Inc.*	405	1,462
Derma Sciences, Inc.*	175	1,458
Bridgepoint Education, Inc.*	128	1,428
Utah Medical Products, Inc.	29	1,414
Nutraceutical International Corp.*	67	1,401
Sage Therapeutics, Inc.*	44	1,386
Northwest Biotherapeutics, Inc.*	275	1,383
Verastem, Inc.*	162	1,380
Enzo Biochem, Inc.*	265	1,365
BioTelemetry, Inc.*	203	1,362
Potbelly Corp.*	116	1,353
Akebia Therapeutics, Inc.*	61	1,350
Alliance One International, Inc.*	684	1,347
Otonomy, Inc.*	55	1,320
Rigel Pharmaceuticals, Inc.*	679	1,317
Revance Therapeutics, Inc.*	67	1,295
Paylocity Holding Corp.*	65	1,277
Peregrine Pharmaceuticals, Inc.*	935	1,272
BioTime, Inc.*	404	1,269
PRGX Global, Inc.*	215	1,260
Five Star Quality Care, Inc.*	334	1,259
Nature’s Sunshine Products, Inc.	84	1,246
Craft Brew Alliance, Inc.*	85	1,224
Dendreon Corp.*	845	1,217
Merge Healthcare, Inc.*	548	1,206
Skilled Healthcare Group, Inc. — Class A*	182	1,201
Village Super Market, Inc. — Class A	52	1,185
Ohr Pharmaceutical, Inc.*	163	1,182
Collectors Universe, Inc.	53	1,166
Hackett Group, Inc.	195	1,162
Pain Therapeutics, Inc.*	294	1,150
Bio-Path Holdings, Inc.*	569	1,144
Radius Health, Inc.*	54	1,134
Natural Grocers by Vitamin Cottage, Inc.*	69	1,123
Stemline Therapeutics, Inc.*	90	1,121
Ampio Pharmaceuticals, Inc.*	316	1,115
Corcept Therapeutics, Inc.*	414	1,110
Actinium Pharmaceuticals, Inc.*	165	1,106
Zogenix, Inc.*	953	1,096
CytRx Corp.*	430	1,092
Adeptus Health, Inc. — Class A*	43	1,071
Idera Pharmaceuticals, Inc.*	465	1,065
Xencor, Inc.*	114	1,061
Cenveo, Inc.*	427	1,055

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

AcelRx Pharmaceuticals, Inc.*	192	$1,054
Oncothyreon, Inc.*	549	1,054
Zafgen, Inc.*	53	1,041
Versartis, Inc.*	54	1,025
NeoStem, Inc.*	183	1,012
BioSpecifics Technologies Corp.*	28	988
K2M Group Holdings, Inc.*	68	981
Mirati Therapeutics, Inc.*	56	981
Liberty Tax, Inc.*	30	969
TransEnterix, Inc.*	221	964
Addus HomeCare Corp.*	49	960
Information Services Group, Inc.*	252	958
ChemoCentryx, Inc.*	211	950
Cytokinetics, Inc.*	267	940
NanoViricides, Inc.*	311	933
Hill International, Inc.*	232	928
Sucampo Pharmaceuticals, Inc. — Class A*	137	891
Alliance HealthCare Services, Inc.*	39	882
Esperion Therapeutics, Inc.*	36	881
Alico, Inc.	23	876
Tandem Diabetes Care, Inc.*	65	872
NanoString Technologies, Inc.*	78	853
TriVascular Technologies, Inc.*	58	840
T2 Biosystems, Inc.*	46	832
Immune Design Corp.*	47	830
Amphastar Pharmaceuticals, Inc.*	71	827
Inogen, Inc.*	40	824
Applied Genetic Technologies Corp.*	44	819
22nd Century Group, Inc.*	319	804
Alder Biopharmaceuticals, Inc.*	62	786
ITT Educational Services, Inc.*	181	776
Liberator Medical Holdings, Inc.	244	764
Kindred Biosciences, Inc.*	81	749
Regulus Therapeutics, Inc.*	106	724
Galectin Therapeutics, Inc.*	140	704
Intersect ENT, Inc.*	45	698
Ocular Therapeutix, Inc.*	44	659
National Research Corp. — Class A*	50	651
Flexion Therapeutics, Inc.*	35	639
PhotoMedex, Inc.*	101	626
Synutra International, Inc.*	134	607
Female Health Co.	169	590
Vital Therapies, Inc.*	28	571
Ardelyx, Inc.*	38	540
Fairway Group Holdings Corp.*	142	531
Cellular Dynamics International, Inc.*	75	527
Lifeway Foods, Inc.*	36	499
Veracyte, Inc.*	50	488
Achaogen, Inc.*	54	484
Care.com, Inc.*	51	416
Adamas Pharmaceuticals, Inc.*	22	410
Roka Bioscience, Inc.*	39	392
Eleven Biotherapeutics, Inc.*	35	390
Loxo Oncology, Inc.*	28	368
Dicerna Pharmaceuticals, Inc.*	28	356
Cytori Therapeutics, Inc.*	524	354
Cara Therapeutics, Inc.*	42	352
Marrone Bio Innovations, Inc.*	108	287
Genocea Biosciences, Inc.*	30	272
Alimera Sciences, Inc.*	43	233
Corporate Resource Services, Inc.*	136	204
Education Management Corp.*	165	180
Egalet Corp.*	18	103
Regado Biosciences, Inc.*	83	94
Total Consumer, Non-cyclical		2,524,047

INDUSTRIAL - 8.4%
Graphic Packaging Holding Co.*	2,536	31,522
Esterline Technologies Corp.*	247	27,485
Teledyne Technologies, Inc.*	291	27,357
Cognex Corp.*	672	27,061
FEI Co.	328	24,738
CLARCOR, Inc.	391	24,664
Curtiss-Wright Corp.	374	24,654
Woodward, Inc.	514	24,477
HEICO Corp.	516	24,097
Moog, Inc. — Class A*	345	23,598
Darling Ingredients, Inc.*	1,277	23,395
Belden, Inc.	337	21,575
Generac Holdings, Inc.*	531	21,526
EnerSys	364	21,345
EMCOR Group, Inc.	522	20,859
Bristow Group, Inc.	275	18,479
Berry Plastics Group, Inc.*	698	17,618
Actuant Corp. — Class A	551	16,816
Rexnord Corp.*	583	16,586
Greenbrier Companies, Inc.	214	15,703
MasTec, Inc.*	508	15,554
XPO Logistics, Inc.*	406	15,294
Hillenbrand, Inc.	487	15,044
Littelfuse, Inc.	175	14,906
Worthington Industries, Inc.	399	14,851
Louisiana-Pacific Corp.*	1,090	14,813
Applied Industrial Technologies, Inc.	324	14,790
Chart Industries, Inc.*	236	14,427
Swift Transportation Co. — Class A*	660	13,846
Polypore International, Inc.*	350	13,619
Harsco Corp.	626	13,403
Sanmina Corp.*	639	13,330
Orbital Sciences Corp.*	470	13,066
Watts Water Technologies, Inc. — Class A	221	12,873
Franklin Electric Company, Inc.	369	12,819
Barnes Group, Inc.	420	12,747
Knight Transportation, Inc.	463	12,682
Masonite International Corp.*	228	12,626
Tetra Tech, Inc.	504	12,590
Mueller Industries, Inc.	440	12,558

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Proto Labs, Inc.*	176	$12,144
Itron, Inc.*	303	11,911
Coherent, Inc.*	192	11,784
Hub Group, Inc. — Class A*	285	11,551
MSA Safety, Inc.	228	11,263
Scorpio Tankers, Inc.	1,336	11,101
TAL International Group, Inc.	264	10,890
InvenSense, Inc. — Class A*	551	10,871
Forward Air Corp.	242	10,849
Methode Electronics, Inc.	294	10,840
EnPro Industries, Inc.*	175	10,593
Measurement Specialties, Inc.*	123	10,530
Universal Display Corp.*	315	10,281
Mueller Water Products, Inc. — Class A	1,234	10,218
RBC Bearings, Inc.	180	10,206
Heartland Express, Inc.	422	10,111
OSI Systems, Inc.*	155	9,839
Plexus Corp.*	262	9,676
Granite Construction, Inc.	303	9,638
Tennant Co.	142	9,527
Saia, Inc.*	191	9,466
Simpson Manufacturing Company, Inc.	321	9,358
Benchmark Electronics, Inc.*	417	9,262
CIRCOR International, Inc.	137	9,224
Boise Cascade Co.*	304	9,162
Apogee Enterprises, Inc.	225	8,955
Trex Company, Inc.*	259	8,954
Werner Enterprises, Inc.	345	8,694
TriMas Corp.*	350	8,516
Matson, Inc.	333	8,335
Brady Corp. — Class A	371	8,325
Kaman Corp.	211	8,292
AZZ, Inc.	198	8,270
Dycom Industries, Inc.*	263	8,077
Calgon Carbon Corp.*	413	8,004
US Ecology, Inc.	167	7,809
Drew Industries, Inc.	183	7,721
Ship Finance International Ltd.	456	7,716
Rogers Corp.*	140	7,666
Tutor Perini Corp.*	289	7,630
UTI Worldwide, Inc.*	710	7,547
ArcBest Corp.	202	7,535
Cubic Corp.	160	7,488
Lindsay Corp.	100	7,475
Albany International Corp. — Class A	218	7,421
GenCorp, Inc.*	464	7,410
AAR Corp.	306	7,390
DXP Enterprises, Inc.*	100	7,368
Sturm Ruger & Company, Inc.	150	7,304
Standex International Corp.	98	7,266
GasLog Ltd.	327	7,197
ESCO Technologies, Inc.	206	7,165
Exponent, Inc.	101	7,159
Headwaters, Inc.*	570	7,148
Astronics Corp.*	146	6,961
Raven Industries, Inc.	282	6,881
FARO Technologies, Inc.*	134	6,801
Universal Forest Products, Inc.	156	6,663
Aegion Corp. — Class A*	295	6,564
Briggs & Stratton Corp.	362	6,523
Sun Hydraulics Corp.	173	6,503
Atlas Air Worldwide Holdings, Inc.*	196	6,472
Federal Signal Corp.	488	6,461
Taser International, Inc.*	418	6,454
John Bean Technologies Corp.	225	6,329
Altra Industrial Motion Corp.	210	6,124
Scorpio Bulkers, Inc.	1,040	6,053
Advanced Energy Industries, Inc.*	319	5,994
Encore Wire Corp.	161	5,971
RTI International Metals, Inc.*	238	5,869
Blount International, Inc.*	384	5,810
Hyster-Yale Materials Handling, Inc.	80	5,729
General Cable Corp.	375	5,655
Badger Meter, Inc.	111	5,600
AAON, Inc.	328	5,579
Nordic American Tankers Ltd.	692	5,501
Newport Corp.*	309	5,475
American Railcar Industries, Inc.	73	5,396
LSB Industries, Inc.*	150	5,357
Fluidigm Corp.*	218	5,341
Astec Industries, Inc.	146	5,325
Nortek, Inc.*	71	5,290
Quanex Building Products Corp.	291	5,264
Koppers Holdings, Inc.	158	5,239
Textainer Group Holdings Ltd.	167	5,197
Rofin-Sinar Technologies, Inc.*	217	5,004
Roadrunner Transportation Systems, Inc.*	216	4,923
YRC Worldwide, Inc.*	242	4,917
II-VI, Inc.*	406	4,779
Aerovironment, Inc.*	148	4,450
Haynes International, Inc.	96	4,415
Gorman-Rupp Co.	146	4,386
Echo Global Logistics, Inc.*	181	4,263
NCI Building Systems, Inc.*	218	4,229
GrafTech International Ltd.*	912	4,177
CTS Corp.	261	4,147
PHI, Inc.*	98	4,033
Smith & Wesson Holding Corp.*	426	4,021
MYR Group, Inc.*	165	3,973
Fabrinet	271	3,957
Checkpoint Systems, Inc.*	323	3,950
Comfort Systems USA, Inc.	290	3,930
Park Electrochemical Corp.	162	3,815
Myers Industries, Inc.	214	3,775
Navios Maritime Holdings, Inc.	616	3,696
LB Foster Co. — Class A	80	3,675

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

NN, Inc.	137	$3,661
Advanced Emissions Solutions, Inc.*	169	3,595
Lydall, Inc.*	132	3,565
Tredegar Corp.	193	3,553
Griffon Corp.	309	3,520
Era Group, Inc.*	157	3,415
PGT, Inc.*	366	3,411
Columbus McKinnon Corp.	154	3,386
American Science & Engineering, Inc.	61	3,378
Kadant, Inc.	86	3,358
DHT Holdings, Inc.	538	3,314
Marten Transport Ltd.	184	3,277
GP Strategies Corp.*	114	3,274
Gibraltar Industries, Inc.*	238	3,258
Park-Ohio Holdings Corp.	68	3,254
Argan, Inc.	97	3,238
Celadon Group, Inc.	162	3,151
FreightCar America, Inc.	94	3,130
Powell Industries, Inc.	72	2,942
Air Transport Services Group, Inc.*	404	2,941
Insteel Industries, Inc.	142	2,920
US Concrete, Inc.*	110	2,875
TTM Technologies, Inc.*	418	2,847
Capstone Turbine Corp.*	2,551	2,730
Quality Distribution, Inc.*	213	2,722
GSI Group, Inc.*	236	2,712
Patrick Industries, Inc.*	63	2,669
Mistras Group, Inc.*	126	2,570
Northwest Pipe Co.*	73	2,489
Stoneridge, Inc.*	219	2,468
Nordic American Offshore Ltd.	140	2,467
Advanced Drainage Systems, Inc.*	117	2,451
CAI International, Inc.*	126	2,438
Global Brass & Copper Holdings, Inc.	165	2,421
Power Solutions International, Inc.*	35	2,415
NVE Corp.*	37	2,388
Ducommun, Inc.*	84	2,302
Knightsbridge Tankers Ltd.	260	2,301
Kratos Defense & Security Solutions, Inc.*	347	2,276
Alamo Group, Inc.	55	2,255
National Presto Industries, Inc.	37	2,246
Graham Corp.	78	2,243
CECO Environmental Corp.	163	2,184
Orion Marine Group, Inc.*	212	2,116
Dynamic Materials Corp.	108	2,057
M/A-COM Technology Solutions Holdings, Inc.*	93	2,031
Safe Bulkers, Inc.	301	2,005
Furmanite Corp.*	292	1,974
Global Power Equipment Group, Inc.	132	1,967
Sparton Corp.*	79	1,947
Bel Fuse, Inc. — Class B	78	1,930
Builders FirstSource, Inc.*	354	1,929
Hurco Companies, Inc.	50	1,883
Applied Optoelectronics, Inc.*	114	1,835
Teekay Tankers Ltd. — Class A	483	1,802
Ply Gem Holdings, Inc.*	166	1,799
Stock Building Supply Holdings, Inc.*	113	1,775
Patriot Transportation Holding, Inc.*	51	1,730
Navios Maritime Acquisition Corp.	638	1,729
Nuverra Environmental Solutions, Inc.*	117	1,726
Twin Disc, Inc.	64	1,725
PowerSecure International, Inc.*	173	1,657
Chase Corp.	52	1,618
ExOne Co.*	77	1,609
Baltic Trading Ltd.	382	1,581
VSE Corp.	32	1,569
Ardmore Shipping Corp.	139	1,515
Layne Christensen Co.*	154	1,495
Vishay Precision Group, Inc.*	99	1,479
CHC Group Ltd.	259	1,450
KEMET Corp.*	352	1,450
Olympic Steel, Inc.	70	1,440
Trinseo S.A.*	88	1,384
Continental Building Products, Inc.*	91	1,329
Electro Scientific Industries, Inc.	189	1,283
Ampco-Pittsburgh Corp.	64	1,280
AM Castle & Co.*	146	1,247
Intevac, Inc.*	185	1,234
Universal Truckload Services, Inc.	50	1,213
Manitex International, Inc.*	106	1,197
Vicor Corp.*	127	1,194
AEP Industries, Inc.*	31	1,174
Casella Waste Systems, Inc. — Class A*	303	1,167
CUI Global, Inc.*	160	1,158
Control4 Corp.*	88	1,138
Sterling Construction Company, Inc.*	145	1,112
LMI Aerospace, Inc.*	83	1,062
Energy Recovery, Inc.*	299	1,058
Heritage-Crystal Clean, Inc.*	71	1,055
Mesa Laboratories, Inc.	18	1,040
UFP Technologies, Inc.*	47	1,033
Dorian LPG Ltd.	57	1,016
LSI Industries, Inc.	166	1,008
Handy & Harman Ltd.*	37	972
PAM Transportation Services, Inc.*	25	906
USA Truck, Inc.*	49	859
International Shipholding Corp.	44	787
General Finance Corp.*	86	763
Imprivata, Inc.*	46	714
Multi-Fineline Electronix, Inc.*	69	645
Viasystems Group, Inc.*	40	628
Erickson, Inc.*	46	598
Ultrapetrol Bahamas Ltd.	166	518
SIFCO Industries, Inc.	16	482
Frontline Ltd.	352	444
Aspen Aerogels, Inc.*	43	433

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Omega Flex, Inc.	22	$428
Astronics Corp. — Class B*	9	428
Revolution Lighting Technologies, Inc.*	254	427
TCP International Holdings Ltd.	55	419
Turtle Beach Corp.*	54	413
NL Industries, Inc.	52	383
ARC Group Worldwide, Inc.*	24	375
Quest Resource Holding Corp.*	99	170
Total Industrial		1,699,428

CONSUMER, CYCLICAL - 8.0%
Brunswick Corp.	719	30,298
Tenneco, Inc.*	472	24,690
Vail Resorts, Inc.	279	24,206
Dana Holding Corp.	1,216	23,311
American Eagle Outfitters, Inc.	1,501	21,794
Casey’s General Stores, Inc.	299	21,438
Office Depot, Inc.*	4,148	21,321
Jack in the Box, Inc.	311	21,206
JetBlue Airways Corp.*	1,924	20,432
Wolverine World Wide, Inc.	787	19,722
Buffalo Wild Wings, Inc.*	146	19,602
Restoration Hardware Holdings, Inc.*	240	19,093
Pool Corp.	350	18,872
Cheesecake Factory, Inc.	387	17,609
Men’s Wearhouse, Inc.	372	17,565
Watsco, Inc.	200	17,236
Five Below, Inc.*	421	16,676
Skechers U.S.A., Inc. — Class A*	303	16,153
Owens & Minor, Inc.	489	16,010
Life Time Fitness, Inc.*	317	15,990
HSN, Inc.	257	15,773
Asbury Automotive Group, Inc.*	238	15,333
Cracker Barrel Old Country Store, Inc.	148	15,272
Texas Roadhouse, Inc. — Class A	541	15,061
ANN, Inc.*	363	14,929
TRI Pointe Homes, Inc.*	1,137	14,712
MWI Veterinary Supply, Inc.*	99	14,692
Steven Madden Ltd.*	452	14,568
Cooper Tire & Rubber Co.	492	14,120
Marriott Vacations Worldwide Corp.*	220	13,950
Genesco, Inc.*	186	13,904
Herman Miller, Inc.	458	13,670
Group 1 Automotive, Inc.	188	13,669
Lithia Motors, Inc. — Class A	176	13,321
Allegiant Travel Co. — Class A	107	13,232
Iconix Brand Group, Inc.*	354	13,077
Mobile Mini, Inc.	362	12,659
HNI Corp.	350	12,597
First Cash Financial Services, Inc.*	223	12,484
PriceSmart, Inc.	145	12,418
G-III Apparel Group Ltd.*	149	12,346
Lumber Liquidators Holdings, Inc.*	213	12,222
Ryland Group, Inc.	364	12,099
Pinnacle Entertainment, Inc.*	462	11,592
Gentherm, Inc.*	273	11,529
United Stationers, Inc.	304	11,421
TiVo, Inc.*	891	11,401
UniFirst Corp.	114	11,011
Bloomin’ Brands, Inc.*	596	10,931
Meritage Homes Corp.*	303	10,757
DineEquity, Inc.	129	10,525
Vitamin Shoppe, Inc.*	237	10,520
Guess?, Inc.	475	10,436
Steelcase, Inc. — Class A	641	10,378
Fiesta Restaurant Group, Inc.*	206	10,234
Express, Inc.*	654	10,209
Churchill Downs, Inc.	104	10,141
Buckle, Inc.	219	9,940
Beacon Roofing Supply, Inc.*	383	9,759
KB Home	650	9,711
Cash America International, Inc.	218	9,548
Core-Mark Holding Company, Inc.	179	9,494
Papa John’s International, Inc.	236	9,438
Sonic Corp.*	420	9,391
Finish Line, Inc. — Class A	374	9,361
Brown Shoe Company, Inc.	337	9,143
Bob Evans Farms, Inc.	192	9,089
Rush Enterprises, Inc. — Class A*	266	8,898
Burlington Stores, Inc.*	221	8,809
Select Comfort Corp.*	421	8,807
American Axle & Manufacturing Holdings, Inc.*	525	8,804
Belmond Ltd. — Class A	749	8,733
Pier 1 Imports, Inc.	733	8,715
Krispy Kreme Doughnuts, Inc.*	505	8,666
G&K Services, Inc. — Class A	155	8,584
Hibbett Sports, Inc.*	200	8,526
Crocs, Inc.*	676	8,504
Dorman Products, Inc.*	210	8,412
Standard Pacific Corp.*	1,122	8,404
Interface, Inc. — Class A	515	8,312
Multimedia Games Holding Company, Inc.*	230	8,282
Meritor, Inc.*	759	8,236
Children’s Place, Inc.	171	8,150
La-Z-Boy, Inc.	404	7,995
MDC Holdings, Inc.	303	7,672
ScanSource, Inc.*	221	7,644
Sonic Automotive, Inc. — Class A	309	7,574
Columbia Sportswear Co.	210	7,514
Popeyes Louisiana Kitchen, Inc.*	183	7,412
Cato Corp. — Class A	212	7,306
Wabash National Corp.*	532	7,086
Wesco Aircraft Holdings, Inc.*	407	7,082
iRobot Corp.*	227	6,912
Mattress Firm Holding Corp.*	115	6,907
Oxford Industries, Inc.	113	6,892
National CineMedia, Inc.	472	6,849

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Penn National Gaming, Inc.*	610	$6,838
International Speedway Corp. — Class A	216	6,834
BJ’s Restaurants, Inc.*	184	6,622
Cooper-Standard Holding, Inc.*	105	6,553
Tuesday Morning Corp.*	337	6,539
Knoll, Inc.	376	6,509
Conn’s, Inc.*	215	6,508
La Quinta Holdings, Inc.*	342	6,495
Barnes & Noble, Inc.*	318	6,277
Red Robin Gourmet Burgers, Inc.*	110	6,259
Diamond Resorts International, Inc.*	274	6,237
Boyd Gaming Corp.*	602	6,116
Universal Electronics, Inc.*	123	6,073
Interval Leisure Group, Inc.	308	5,867
Carmike Cinemas, Inc.*	187	5,793
Regis Corp.	338	5,394
Standard Motor Products, Inc.	154	5,302
Caesars Entertainment Corp.*	396	4,982
Denny’s Corp.*	676	4,752
Hawaiian Holdings, Inc.*	350	4,708
Rentrak Corp.*	77	4,692
Movado Group, Inc.	141	4,661
Cavco Industries, Inc.*	68	4,624
Winnebago Industries, Inc.*	211	4,593
Francesca’s Holdings Corp.*	327	4,555
Zumiez, Inc.*	160	4,496
Ethan Allen Interiors, Inc.	196	4,469
Biglari Holdings, Inc.*	13	4,417
Modine Manufacturing Co.*	370	4,392
Libbey, Inc.*	167	4,386
Callaway Golf Co.	601	4,351
Republic Airways Holdings, Inc.*	386	4,288
Steiner Leisure Ltd.	114	4,285
Scientific Games Corp. — Class A*	393	4,233
Stage Stores, Inc.	244	4,175
Titan International, Inc.	342	4,042
Tower International, Inc.*	160	4,030
Fred’s, Inc. — Class A	286	4,004
Kimball International, Inc. — Class B	266	4,003
Chuy’s Holdings, Inc.*	127	3,987
EZCORP, Inc. — Class A*	399	3,954
M/I Homes, Inc.*	190	3,766
AMC Entertainment Holdings, Inc. — Class A	163	3,747
Pep Boys-Manny Moe & Jack*	412	3,671
Pantry, Inc.*	181	3,662
Daktronics, Inc.	291	3,576
American Woodmark Corp.*	96	3,539
Del Frisco’s Restaurant Group, Inc.*	183	3,503
Arctic Cat, Inc.	100	3,482
Vera Bradley, Inc.*	168	3,474
Beazer Homes USA, Inc.*	207	3,473
Haverty Furniture Companies, Inc.	156	3,399
Douglas Dynamics, Inc.	173	3,374
ClubCorp Holdings, Inc.	169	3,351
DTS, Inc.*	132	3,333
Hovnanian Enterprises, Inc. — Class A*	906	3,325
Federal-Mogul Holdings Corp.*	223	3,316
MarineMax, Inc.*	192	3,235
Superior Industries International, Inc.	183	3,208
Motorcar Parts of America, Inc.*	116	3,156
SkyWest, Inc.	396	3,081
Ruth’s Hospitality Group, Inc.	279	3,080
LeapFrog Enterprises, Inc. — Class A*	507	3,036
William Lyon Homes — Class A*	135	2,984
Unifi, Inc.*	114	2,953
Nautilus, Inc.*	242	2,896
Container Store Group, Inc.*	133	2,895
Ruby Tuesday, Inc.*	477	2,810
Christopher & Banks Corp.*	282	2,789
Citi Trends, Inc.*	120	2,652
Vince Holding Corp.*	86	2,602
Eros International plc	172	2,513
Stein Mart, Inc.	215	2,483
America’s Car-Mart, Inc.*	60	2,375
Remy International, Inc.	111	2,279
El Pollo Loco Holdings, Inc.*	63	2,262
Strattec Security Corp.	27	2,196
Marcus Corp.	139	2,196
PetMed Express, Inc.	156	2,122
Shoe Carnival, Inc.	117	2,084
LGI Homes, Inc.*	111	2,038
Aeropostale, Inc.*	610	2,007
Tile Shop Holdings, Inc.*	216	1,998
Carrols Restaurant Group, Inc.*	273	1,941
Bravo Brio Restaurant Group, Inc.*	149	1,933
Perry Ellis International, Inc.*	94	1,913
Jamba, Inc.*	133	1,891
NACCO Industries, Inc. — Class A	37	1,840
Kirkland’s, Inc.*	113	1,820
Morgans Hotel Group Co.*	225	1,816
Titan Machinery, Inc.*	134	1,741
Einstein Noah Restaurant Group, Inc.	86	1,734
WCI Communities, Inc.*	91	1,678
Houston Wire & Cable Co.	137	1,641
Sequential Brands Group, Inc.*	131	1,638
Destination Maternity Corp.	106	1,637
Nathan’s Famous, Inc.*	24	1,625
Noodles & Co.*	83	1,593
PC Connection, Inc.	74	1,589
Speedway Motorsports, Inc.	90	1,535
Quiksilver, Inc.*	889	1,529
Miller Industries, Inc.	88	1,487
VOXX International Corp. — Class A*	150	1,395
Sears Hometown and Outlet Stores, Inc.*	90	1,395
Zoe’s Kitchen, Inc.*	45	1,384
Fox Factory Holding Corp.*	87	1,349

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Big 5 Sporting Goods Corp.	143	$1,340
Black Diamond, Inc.*	176	1,331
AV Homes, Inc.*	88	1,289
Weyco Group, Inc.	51	1,281
Destination XL Group, Inc.*	271	1,279
Commercial Vehicle Group, Inc.*	204	1,261
Isle of Capri Casinos, Inc.*	168	1,260
Build-A-Bear Workshop, Inc. — Class A*	96	1,256
Spartan Motors, Inc.	267	1,247
Lifetime Brands, Inc.	81	1,240
West Marine, Inc.*	136	1,224
Culp, Inc.	67	1,216
Skullcandy, Inc.*	155	1,207
Malibu Boats, Inc. — Class A*	65	1,204
Accuride Corp.*	299	1,133
Reading International, Inc. — Class A*	134	1,126
Systemax, Inc.*	87	1,085
Speed Commerce, Inc.*	376	1,034
JAKKS Pacific, Inc.*	145	1,030
Dixie Group, Inc.*	116	1,006
Intrawest Resorts Holdings, Inc.*	104	1,006
Johnson Outdoors, Inc. — Class A	38	984
Fuel Systems Solutions, Inc.*	110	980
Famous Dave’s of America, Inc.*	36	969
Winmark Corp.	13	956
Bon-Ton Stores, Inc.	113	945
Escalade, Inc.	77	929
Installed Building Products, Inc.*	66	927
Norcraft Companies, Inc.*	58	925
Roundy’s, Inc.	305	912
Monarch Casino & Resort, Inc.*	74	881
New Home Company, Inc.*	65	878
Gaiam, Inc. — Class A*	116	851
Flexsteel Industries, Inc.	24	810
Empire Resorts, Inc.*	117	785
UCP, Inc. — Class A*	61	729
Pacific Sunwear of California, Inc.*	385	693
New York & Company, Inc.*	225	682
Marine Products Corp.	82	647
Tilly’s, Inc. — Class A*	82	617
hhgregg, Inc.*	93	587
bebe stores, Inc.	243	564
Century Communities, Inc.*	31	538
Sportsman’s Warehouse Holdings, Inc.*	76	512
Papa Murphy’s Holdings, Inc.*	45	459
Ignite Restaurant Group, Inc.*	59	354
Total Consumer, Cyclical		1,614,467

TECHNOLOGY - 6.5%
Ultimate Software Group, Inc.*	220	31,132
Aspen Technology, Inc.*	714	26,932
Verint Systems, Inc.*	464	25,804
TriQuint Semiconductor, Inc.*	1,329	25,344
Guidewire Software, Inc.*	527	23,367
SS&C Technologies Holdings, Inc.*	528	23,173
Tyler Technologies, Inc.*	256	22,630
International Rectifier Corp.*	553	21,701
Cavium, Inc.*	408	20,291
Synaptics, Inc.*	277	20,276
Manhattan Associates, Inc.*	588	19,652
Qlik Technologies, Inc.*	695	18,793
Microsemi Corp.*	735	18,676
Medidata Solutions, Inc.*	418	18,513
CommVault Systems, Inc.*	366	18,447
j2 Global, Inc.	368	18,165
Compuware Corp.	1,704	18,080
Dealertrack Technologies, Inc.*	414	17,972
ACI Worldwide, Inc.*	883	16,565
Integrated Device Technology, Inc.*	1,031	16,444
Electronics for Imaging, Inc.*	361	15,945
Mentor Graphics Corp.	751	15,392
Fairchild Semiconductor International, Inc. — Class A*	965	14,986
Take-Two Interactive Software, Inc.*	644	14,858
Science Applications International Corp.	325	14,375
SYNNEX Corp.*	220	14,219
Intersil Corp. — Class A	999	14,196
Cornerstone OnDemand, Inc.*	412	14,177
Semtech Corp.*	521	14,145
Blackbaud, Inc.	357	14,027
MKS Instruments, Inc.	415	13,852
Fair Isaac Corp.	249	13,720
Silicon Laboratories, Inc.*	337	13,696
Monolithic Power Systems, Inc.	299	13,171
NetScout Systems, Inc.*	282	12,915
CACI International, Inc. — Class A*	181	12,900
Power Integrations, Inc.	235	12,669
Advent Software, Inc.	399	12,592
Synchronoss Technologies, Inc.*	273	12,498
Entegris, Inc.*	1,075	12,362
EPAM Systems, Inc.*	276	12,086
Cypress Semiconductor Corp.	1,223	12,077
Envestnet, Inc.*	264	11,880
Demandware, Inc.*	232	11,813
OmniVision Technologies, Inc.*	435	11,510
GT Advanced Technologies, Inc.*	1,058	11,458
Tessera Technologies, Inc.	415	11,031
Rambus, Inc.*	882	11,007
Veeco Instruments, Inc.*	311	10,869
Spansion, Inc. — Class A*	468	10,665
Proofpoint, Inc.*	287	10,659
Syntel, Inc.*	120	10,553
iGATE Corp.*	285	10,465
PMC-Sierra, Inc.*	1,345	10,033
Cirrus Logic, Inc.*	481	10,029
Acxiom Corp.*	597	9,880
MedAssets, Inc.*	473	9,801

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Ambarella, Inc.	223	$9,738
Progress Software Corp.*	398	9,516
Unisys Corp.*	396	9,270
MicroStrategy, Inc. — Class A*	70	9,159
FleetMatics Group plc	290	8,845
Monotype Imaging Holdings, Inc.	306	8,666
Bottomline Technologies de, Inc.*	305	8,415
Cray, Inc.*	316	8,292
MTS Systems Corp.	117	7,986
Super Micro Computer, Inc.*	268	7,885
Omnicell, Inc.*	284	7,762
Cabot Microelectronics Corp.*	186	7,710
Insight Enterprises, Inc.*	318	7,196
Virtusa Corp.*	200	7,112
CSG Systems International, Inc.	264	6,938
Lattice Semiconductor Corp.*	913	6,847
Diodes, Inc.*	282	6,745
RealPage, Inc.*	402	6,231
QLogic Corp.*	676	6,192
Infoblox, Inc.*	418	6,166
Sykes Enterprises, Inc.*	305	6,094
Amkor Technology, Inc.*	662	5,567
Brooks Automation, Inc.	518	5,444
Interactive Intelligence Group, Inc.*	130	5,434
Quality Systems, Inc.	385	5,301
LivePerson, Inc.*	419	5,275
Pegasystems, Inc.	275	5,255
Actua Corp.*	319	5,110
Computer Programs & Systems, Inc.	87	5,002
ManTech International Corp. — Class A	185	4,986
Ultratech, Inc.*	218	4,960
Imperva, Inc.*	171	4,913
PROS Holdings, Inc.*	182	4,586
AVG Technologies N.V.	270	4,477
Kofax Ltd.	573	4,435
Callidus Software, Inc.*	357	4,291
Applied Micro Circuits Corp.*	605	4,235
Epiq Systems, Inc.	241	4,232
Engility Holdings, Inc.*	135	4,208
Micrel, Inc.	345	4,150
inContact, Inc.*	471	4,095
Tangoe, Inc.*	300	4,065
Photronics, Inc.*	478	3,848
Digital River, Inc.*	253	3,674
Xcerra Corp.*	375	3,671
Glu Mobile, Inc.*	697	3,603
Cvent, Inc.*	139	3,526
Qualys, Inc.*	132	3,511
Inphi Corp.*	243	3,494
Ebix, Inc.	236	3,346
Integrated Silicon Solution, Inc.	234	3,215
SciQuest, Inc.*	213	3,204
FormFactor, Inc.*	430	3,083
Silicon Image, Inc.*	608	3,064
Emulex Corp.*	616	3,043
Violin Memory, Inc.*	622	3,029
Eastman Kodak Co.*	136	2,988
PDF Solutions, Inc.*	236	2,976
RealD, Inc.*	312	2,923
Mercury Systems, Inc.*	258	2,841
KEYW Holding Corp.*	254	2,812
Nanometrics, Inc.*	185	2,794
Exar Corp.*	305	2,730
Peregrine Semiconductor Corp.*	215	2,660
Silver Spring Networks, Inc.*	271	2,615
Silicon Graphics International Corp.*	267	2,464
Cohu, Inc.	196	2,346
Rudolph Technologies, Inc.*	258	2,335
Rally Software Development Corp.*	192	2,306
Luxoft Holding, Inc.	61	2,269
InnerWorkings, Inc.*	272	2,200
CEVA, Inc.*	162	2,177
Ciber, Inc.*	600	2,058
Ultra Clean Holdings, Inc.*	228	2,041
Maxwell Technologies, Inc.*	232	2,023
IXYS Corp.	189	1,985
Quantum Corp.*	1,697	1,969
Jive Software, Inc.*	330	1,923
Immersion Corp.*	220	1,888
Nimble Storage, Inc.*	71	1,844
Entropic Communications, Inc.*	689	1,833
Seachange International, Inc.*	255	1,775
Dot Hill Systems Corp.*	465	1,758
Kopin Corp.*	512	1,741
Axcelis Technologies, Inc.*	863	1,717
American Software, Inc. — Class A	190	1,676
Pericom Semiconductor Corp.*	172	1,675
E2open, Inc.*	179	1,666
Datalink Corp.*	153	1,626
Barracuda Networks, Inc.*	62	1,590
Alpha & Omega Semiconductor Ltd.	167	1,570
Vitesse Semiconductor Corp.*	428	1,541
DSP Group, Inc.*	172	1,526
MaxLinear, Inc. — Class A*	216	1,486
Model N, Inc.*	150	1,479
Digi International, Inc.*	197	1,478
Vocera Communications, Inc.*	174	1,404
Carbonite, Inc.*	137	1,403
Sapiens International Corporation N.V.*	189	1,399
Actuate Corp.*	356	1,388
Agilysys, Inc.*	114	1,337
Rosetta Stone, Inc.*	165	1,328
Computer Task Group, Inc.	117	1,299
Castlight Health, Inc. — Class B*	100	1,294
QuickLogic Corp.*	426	1,274
2U, Inc.*	79	1,232

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Amber Road, Inc.*	69	$1,196
OPOWER, Inc.*	60	1,132
Mavenir Systems, Inc.*	89	1,118
MobileIron, Inc.*	95	1,058
Benefitfocus, Inc.*	37	997
Cascade Microtech, Inc.*	98	993
Guidance Software, Inc.*	137	922
A10 Networks, Inc.*	99	902
QAD, Inc. — Class A	47	875
Varonis Systems, Inc.*	41	865
Rubicon Technology, Inc.*	202	859
Digimarc Corp.	41	849
Paycom Software, Inc.*	51	845
Everyday Health, Inc.*	58	810
Audience, Inc.*	109	807
Globant SA	52	732
Park City Group, Inc.*	74	730
Five9, Inc.*	95	621
Total Technology		1,307,538

COMMUNICATIONS - 4.1%
RF Micro Devices, Inc.*	2,220	25,619
Time, Inc.*	855	20,033
Anixter International, Inc.	211	17,900
Aruba Networks, Inc.*	828	17,868
Conversant, Inc.*	518	17,741
ViaSat, Inc.*	320	17,638
DigitalGlobe, Inc.*	584	16,643
Houghton Mifflin Harcourt Co.*	845	16,427
Plantronics, Inc.	330	15,768
Shutterfly, Inc.*	299	14,573
Trulia, Inc.*	286	13,986
Sinclair Broadcast Group, Inc. — Class A	530	13,828
Ciena Corp.*	811	13,560
Polycom, Inc.*	1,070	13,144
WebMD Health Corp. — Class A*	301	12,584
InterDigital, Inc.	314	12,503
Finisar Corp.*	751	12,489
Sapient Corp.*	889	12,446
Cogent Communications Holdings, Inc.	361	12,133
New York Times Co. — Class A	1,073	12,038
Meredith Corp.	279	11,942
NeuStar, Inc. — Class A*	435	10,801
Infinera Corp.*	946	10,094
comScore, Inc.*	268	9,758
Nexstar Broadcasting Group, Inc. — Class A	238	9,620
ADTRAN, Inc.	438	8,992
NETGEAR, Inc.*	282	8,813
West Corp.	299	8,809
NIC, Inc.	506	8,713
Ubiquiti Networks, Inc.*	231	8,669
LogMeIn, Inc.*	187	8,615
Shutterstock, Inc.*	117	8,352
Web.com Group, Inc.*	402	8,024
Consolidated Communications Holdings, Inc.	313	7,841
Globalstar, Inc.*	2,130	7,796
Gogo, Inc.*	433	7,300
Loral Space & Communications, Inc.*	101	7,253
Ruckus Wireless, Inc.*	502	6,707
Scholastic Corp.	206	6,658
SPS Commerce, Inc.*	124	6,590
Constant Contact, Inc.*	242	6,568
Sonus Networks, Inc.*	1,907	6,522
Marketo, Inc.*	198	6,395
Move, Inc.*	305	6,393
MDC Partners, Inc. — Class A	329	6,314
Bankrate, Inc.*	518	5,884
Media General, Inc. — Class A*	422	5,532
Iridium Communications, Inc.*	625	5,531
Cincinnati Bell, Inc.*	1,622	5,465
Lands’ End, Inc.*	128	5,263
FTD Companies, Inc.*	147	5,014
Blucora, Inc.*	328	4,999
CalAmp Corp.*	279	4,916
BroadSoft, Inc.*	222	4,671
Harmonic, Inc.*	735	4,661
Shenandoah Telecommunications Co.	186	4,615
8x8, Inc.*	687	4,589
Cumulus Media, Inc. — Class A*	1,121	4,518
Premiere Global Services, Inc.*	374	4,477
Vonage Holdings Corp.*	1,350	4,428
Comtech Telecommunications Corp.	119	4,421
VASCO Data Security International, Inc.*	228	4,282
Ixia*	444	4,058
Perficient, Inc.*	267	4,002
EW Scripps Co. — Class A*	242	3,947
HealthStream, Inc.*	164	3,938
Atlantic Tele-Network, Inc.	73	3,935
Comverse, Inc.*	174	3,885
New Media Investment Group, Inc.	232	3,858
RetailMeNot, Inc.*	238	3,846
Textura Corp.*	145	3,828
Endurance International Group Holdings, Inc.*	233	3,791
RigNet, Inc.*	92	3,721
Intelsat S.A.	211	3,617
Extreme Networks, Inc.*	749	3,588
Chegg, Inc.*	571	3,563
Stamps.com, Inc.*	109	3,462
Global Eagle Entertainment, Inc.*	296	3,321
ShoreTel, Inc.*	484	3,219
World Wrestling Entertainment, Inc. — Class A	231	3,181
Orbitz Worldwide, Inc.*	400	3,148
Inteliquent, Inc.	252	3,137
Calix, Inc.*	322	3,082
Gray Television, Inc.*	384	3,026
General Communication, Inc. — Class A*	277	3,022
Safeguard Scientifics, Inc.*	160	2,944

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Journal Communications, Inc. — Class A*	347	$2,925
Internap Network Services Corp.*	420	2,898
Bazaarvoice, Inc.*	388	2,867
Black Box Corp.	121	2,822
RingCentral, Inc. — Class A*	217	2,758
EarthLink Holdings Corp.	791	2,705
Blue Nile, Inc.*	94	2,684
ChannelAdvisor Corp.*	161	2,640
Liquidity Services, Inc.*	191	2,626
Dice Holdings, Inc.*	301	2,522
Intralinks Holdings, Inc.*	305	2,471
Harte-Hanks, Inc.	382	2,433
FairPoint Communications, Inc.*	160	2,427
Oplink Communications, Inc.	142	2,388
GrubHub, Inc.*	69	2,363
Lumos Networks Corp.	145	2,356
XO Group, Inc.*	208	2,332
Lionbridge Technologies, Inc.*	499	2,246
Rocket Fuel, Inc.*	142	2,244
ePlus, Inc.*	40	2,242
Spok Holdings, Inc.	167	2,173
Angie’s List, Inc.*	338	2,153
Hawaiian Telcom Holdco, Inc.*	82	2,107
IDT Corp. — Class B	131	2,104
ORBCOMM, Inc.*	345	1,984
VirnetX Holding Corp.*	330	1,980
Gigamon, Inc.*	188	1,968
Enventis Corp.	105	1,909
Zendesk, Inc.*	88	1,900
Entravision Communications Corp. — Class A	449	1,778
Marin Software, Inc.*	204	1,754
Wix.com Ltd.	107	1,739
McClatchy Co. — Class A*	474	1,593
Zix Corp.*	459	1,570
AH Belo Corp. — Class A	145	1,547
Entercom Communications Corp. — Class A*	191	1,534
Procera Networks, Inc.*	160	1,533
Reis, Inc.	64	1,510
Overstock.com, Inc.*	89	1,501
Daily Journal Corp.*	8	1,444
ValueVision Media, Inc. — Class A*	276	1,416
Telenav, Inc.*	211	1,414
NTELOS Holdings Corp.	131	1,394
Brightcove, Inc.*	249	1,389
1-800-Flowers.com, Inc. — Class A*	193	1,388
magicJack VocalTec Ltd.	138	1,359
Sizmek, Inc.*	171	1,324
GTT Communications, Inc.*	109	1,298
Boingo Wireless, Inc.*	180	1,283
Tessco Technologies, Inc.	44	1,276
RealNetworks, Inc.*	177	1,230
Central European Media Enterprises Ltd. — Class A	545	1,226
Alliance Fiber Optic Products, Inc.	98	1,218
Numerex Corp. — Class A*	113	1,184
Lee Enterprises, Inc.*	349	1,180
Unwired Planet, Inc.*	624	1,161
KVH Industries, Inc.*	102	1,155
Coupons.com, Inc.*	94	1,124
Clearfield, Inc.*	88	1,120
QuinStreet, Inc.*	269	1,116
TechTarget, Inc.*	129	1,108
Dex Media, Inc.*	115	1,099
Limelight Networks, Inc.*	467	1,090
Millennial Media, Inc.*	585	1,088
Q2 Holdings, Inc.*	77	1,078
TrueCar, Inc.*	60	1,077
Marchex, Inc. — Class B	254	1,054
TeleCommunication Systems, Inc. — Class A*	373	1,041
Oclaro, Inc.*	726	1,038
ModusLink Global Solutions, Inc.*	287	1,025
Saga Communications, Inc. — Class A	28	940
Cinedigm Corp. — Class A*	593	919
Preformed Line Products Co.	17	897
Travelzoo, Inc.*	57	884
Crown Media Holdings, Inc. — Class A*	268	858
ParkerVision, Inc.*	749	854
Martha Stewart Living Omnimedia, Inc. — Class A*	232	835
Townsquare Media, Inc.*	69	829
Global Sources Ltd.	118	792
Rubicon Project, Inc.*	61	716
YuMe, Inc.*	140	700
Hemisphere Media Group, Inc.*	64	682
Cyan, Inc.*	213	665
Rightside Group Ltd.*	67	653
Salem Communications Corp. — Class A	85	647
Borderfree, Inc.	46	593
Demand Media, Inc.*	67	593
Aerohive Networks, Inc.*	73	585
Radio One, Inc. — Class D*	179	569
Tremor Video, Inc.*	233	545
Vringo, Inc.*	554	524
ReachLocal, Inc.*	103	372
TubeMogul, Inc.*	27	311
Covisint Corp.*	58	241
Total Communications		819,732

ENERGY - 3.4%
Kodiak Oil & Gas Corp.*	2,067	28,082
SemGroup Corp. — Class A	331	27,562
Diamondback Energy, Inc.*	325	24,304
Rosetta Resources, Inc.*	477	21,255
Exterran Holdings, Inc.	453	20,072
Carrizo Oil & Gas, Inc.*	351	18,891
Helix Energy Solutions Group, Inc.*	816	18,001
Western Refining, Inc.	410	17,216

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

Delek US Holdings, Inc.	459	$15,202
Matador Resources Co.*	569	14,709
Bonanza Creek Energy, Inc.*	254	14,453
Forum Energy Technologies, Inc.*	462	14,142
PDC Energy, Inc.*	278	13,981
Stone Energy Corp.*	436	13,673
SunCoke Energy, Inc.*	541	12,144
SEACOR Holdings, Inc.*	160	11,968
C&J Energy Services, Inc.*	357	10,906
Flotek Industries, Inc.*	417	10,871
Green Plains, Inc.	290	10,843
McDermott International, Inc.*	1,843	10,542
Sanchez Energy Corp.*	395	10,373
Pattern Energy Group, Inc.	305	9,431
Hornbeck Offshore Services, Inc.*	280	9,164
CARBO Ceramics, Inc.	153	9,062
Parsley Energy, Inc. — Class A*	411	8,766
Magnum Hunter Resources Corp.*	1,542	8,589
Bill Barrett Corp.*	386	8,507
Energy XXI Bermuda Ltd.	727	8,251
Newpark Resources, Inc.*	658	8,186
Halcon Resources Corp.*	2,023	8,012
Primoris Services Corp.	295	7,918
Comstock Resources, Inc.	371	6,908
Pioneer Energy Services Corp.*	487	6,828
Northern Oil and Gas, Inc.*	474	6,741
TETRA Technologies, Inc.*	612	6,622
Gulfmark Offshore, Inc. — Class A	209	6,552
Triangle Petroleum Corp.*	587	6,463
Penn Virginia Corp.*	507	6,444
Synergy Resources Corp.*	516	6,290
Thermon Group Holdings, Inc.*	248	6,056
Plug Power, Inc.*	1,296	5,949
Cloud Peak Energy, Inc.*	471	5,944
Basic Energy Services, Inc.*	247	5,357
Tesco Corp.	269	5,340
TerraForm Power, Inc. — Class A*	177	5,108
Matrix Service Co.*	205	4,945
Key Energy Services, Inc.*	1,014	4,908
Rex Energy Corp.*	373	4,726
Parker Drilling Co.*	937	4,629
RSP Permian, Inc.*	180	4,601
Contango Oil & Gas Co.*	135	4,487
Clayton Williams Energy, Inc.*	46	4,437
Approach Resources, Inc.*	304	4,408
Solazyme, Inc.*	589	4,394
Westmoreland Coal Co.*	116	4,340
Alpha Natural Resources, Inc.*	1,714	4,251
Clean Energy Fuels Corp.*	544	4,243
Goodrich Petroleum Corp.*	269	3,987
EXCO Resources, Inc.	1,178	3,935
Eclipse Resources Corp.*	233	3,872
Abraxas Petroleum Corp.*	717	3,786
Resolute Energy Corp.*	602	3,775
North Atlantic Drilling Ltd.	553	3,683
FuelCell Energy, Inc.*,1	1,713	3,580
Geospace Technologies Corp.*	101	3,550
REX American Resources Corp.*	48	3,498
Arch Coal, Inc.	1,647	3,492
VAALCO Energy, Inc.*	387	3,290
Swift Energy Co.*	340	3,264
Panhandle Oil and Gas, Inc. — Class A	54	3,224
Warren Resources, Inc.*	569	3,016
W&T Offshore, Inc.	270	2,970
Alon USA Energy, Inc.	203	2,915
ION Geophysical Corp.*	1,000	2,790
Callon Petroleum Co.*	314	2,766
Hercules Offshore, Inc.*	1,243	2,735
Renewable Energy Group, Inc.*	268	2,720
Emerald Oil, Inc.*	442	2,718
Pacific Ethanol, Inc.*	185	2,583
Willbros Group, Inc.*	310	2,582
PetroQuest Energy, Inc.*	454	2,551
Gastar Exploration, Inc.*	427	2,506
Enphase Energy, Inc.*	141	2,114
Vantage Drilling Co.	1,594	2,024
FutureFuel Corp.	169	2,009
Natural Gas Services Group, Inc.*	81	1,950
Gulf Island Fabrication, Inc.	112	1,926
Trecora Resources*	152	1,882
BPZ Resources, Inc.*	919	1,755
Jones Energy, Inc. — Class A*	87	1,634
TransAtlantic Petroleum Ltd.	176	1,582
Midstates Petroleum Company, Inc.*	288	1,454
Evolution Petroleum Corp.	152	1,395
FX Energy, Inc.*	417	1,268
Harvest Natural Resources, Inc.*	326	1,196
Walter Energy, Inc.	508	1,189
Dawson Geophysical Co.	63	1,145
Mitcham Industries, Inc.*	98	1,083
Miller Energy Resources, Inc.*	233	1,025
American Eagle Energy Corp.*	236	961
Hallador Energy Co.	80	947
Independence Contract Drilling, Inc.*	79	928
Apco Oil and Gas International, Inc.	70	902
Amyris, Inc.*	210	796
Glori Energy, Inc.*	94	743
Forest Oil Corp.*	632	739
Vertex Energy, Inc.*	102	710
Quicksilver Resources, Inc.*	971	585
Adams Resources & Energy, Inc.	12	531
Isramco, Inc.*	4	489
Profire Energy, Inc.*	113	469
Total Energy		681,266

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

BASIC MATERIALS - 2.2%
US Silica Holdings, Inc.	416	$26,004
PolyOne Corp.	730	25,974
Sensient Technologies Corp.	384	20,101
Axiall Corp.	542	19,410
KapStone Paper and Packaging Corp.*	655	18,321
Minerals Technologies, Inc.	268	16,537
Chemtura Corp.*	700	16,331
Commercial Metals Co.	913	15,584
Olin Corp.	613	15,478
HB Fuller Co.	387	15,364
Stillwater Mining Co.*	929	13,963
Balchem Corp.	236	13,351
Tronox Ltd. — Class A	477	12,426
Kaiser Aluminum Corp.	139	10,594
Century Aluminum Co.*	399	10,362
Schweitzer-Mauduit International, Inc.	236	9,750
Clearwater Paper Corp.*	158	9,497
Innophos Holdings, Inc.	170	9,365
Globe Specialty Metals, Inc.	495	9,005
AK Steel Holding Corp.*	1,061	8,499
A. Schulman, Inc.	226	8,172
Ferro Corp.*	556	8,056
Resolute Forest Products, Inc.*	506	7,914
PH Glatfelter Co.	334	7,331
Quaker Chemical Corp.	102	7,312
Neenah Paper, Inc.	128	6,845
Innospec, Inc.	189	6,785
Intrepid Potash, Inc.*	433	6,690
Stepan Co.	149	6,613
Hecla Mining Co.	2,657	6,589
Horsehead Holding Corp.*	393	6,496
OM Group, Inc.	249	6,462
Taminco Corp.*	221	5,769
Deltic Timber Corp.	86	5,360
Materion Corp.	160	4,907
Schnitzer Steel Industries, Inc. — Class A	204	4,906
Kraton Performance Polymers, Inc.*	254	4,524
Aceto Corp.	223	4,308
Coeur Mining, Inc.*	803	3,983
Rentech, Inc.*	1,766	3,020
Hawkins, Inc.	82	2,949
Allied Nevada Gold Corp.*	809	2,678
Wausau Paper Corp.	327	2,593
Landec Corp.*	208	2,548
Zep, Inc.	178	2,496
American Vanguard Corp.	222	2,486
Ring Energy, Inc.*	157	2,314
Kronos Worldwide, Inc.	162	2,232
OMNOVA Solutions, Inc.*	367	1,971
Noranda Aluminum Holding Corp.	344	1,555
Orchids Paper Products Co.	63	1,547
Gold Resource Corp.	292	1,495
Universal Stainless & Alloy Products, Inc.*	54	1,423
Molycorp, Inc.*	1,068	1,271
Xerium Technologies, Inc.*	85	1,242
KMG Chemicals, Inc.	73	1,188
Shiloh Industries, Inc.*	64	1,089
Ryerson Holding Corp.*	85	1,088
Oil-Dri Corporation of America	37	965
United States Lime & Minerals, Inc.	14	814
Total Basic Materials		453,902

UTILITIES - 2.0%
Cleco Corp.	468	22,534
Dynegy, Inc.*	778	22,453
IDACORP, Inc.	389	20,854
Piedmont Natural Gas Company, Inc.	602	20,185
Portland General Electric Co.	606	19,465
Southwest Gas Corp.	361	17,537
WGL Holdings, Inc.	403	16,974
New Jersey Resources Corp.	327	16,517
Black Hills Corp.	344	16,471
Laclede Group, Inc.	335	15,544
UIL Holdings Corp.	439	15,541
PNM Resources, Inc.	618	15,394
ALLETE, Inc.	329	14,604
Avista Corp.	467	14,258
ONE Gas, Inc.	403	13,803
NorthWestern Corp.	304	13,789
South Jersey Industries, Inc.	256	13,660
El Paso Electric Co.	313	11,440
MGE Energy, Inc.	268	9,986
American States Water Co.	301	9,157
Northwest Natural Gas Co.	211	8,915
NRG Yield, Inc. — Class A	184	8,657
California Water Service Group	370	8,303
Empire District Electric Co.	335	8,090
Abengoa Yield plc	220	7,828
Otter Tail Corp.	282	7,521
Chesapeake Utilities Corp.	112	4,666
Ormat Technologies, Inc.	137	3,599
EnerNOC, Inc.*	209	3,544
PICO Holdings, Inc.*	176	3,511
Unitil Corp.	107	3,327
SJW Corp.	122	3,278
Connecticut Water Service, Inc.	84	2,730
Pike Corp.*	213	2,533
Middlesex Water Co.	124	2,430
Atlantic Power Corp.	932	2,218
York Water Co.	100	2,000
Artesian Resources Corp. — Class A	60	1,208
Ameresco, Inc. — Class A*	154	1,055
Spark Energy, Inc. — Class A*	23	400
Total Utilities		405,979

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® FUND

	Shares	Value

DIVERSIFIED - 0.1%
Harbinger Group, Inc.*	644	$8,450
Horizon Pharma plc	503	6,177
National Bank Holdings Corp. — Class A	319	6,099
FCB Financial Holdings, Inc. — Class A*	63	1,431
Resource America, Inc. — Class A	104	968
Tiptree Financial, Inc. — Class A*	43	355
Total Diversified		23,480

GOVERNMENT - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	230	7,056

Total Common Stocks
(Cost $12,248,157)		12,482,886

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16*,†	29	58
Magnum Hunter Resources Corp.
$8.50, 04/15/16*, 1	444	—
Total Warrants
(Cost $150)		58

RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*, †††	1,211	3,051
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*, †††	88	860
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	1,197	132
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*, †††	86	52
Total Rights
(Cost $4,135)		4,095

	Face Amount

REPURCHASE AGREEMENTS††,2 - 36.3%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$3,192,522	3,192,522
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,866,702	1,866,702
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,320,044	1,320,044
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	823,698	823,698
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	126,737	126,737
Total Repurchase Agreements
(Cost $7,329,703)		7,329,703

SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	3,056	3,056
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	501	501
Total Securities Lending Collateral
(Cost $3,557)		3,557

Total Investments - 98.1%
(Cost $19,585,702)		$19,820,299
Other Assets & Liabilities, net - 1.9%		386,518
Total Net Assets - 100.0%		$20,206,817

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
RUSSELL 2000® FUND

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,932,000)	45	$(180,520)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/145 (Notional Value $425,584)	386	$(2,933)
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/145 (Notional Value $423,364)	384	(6,735)
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/145 (Notional Value $1,945,227)	1,766	(12,615)
(Total Notional Value $2,794,175)		$(22,283)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Securities lending collateral — See Note 6.
5	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $2,848 of securities loaned (cost $12,252,442)	$12,487,039
Repurchase agreements, at value (cost $7,333,260)	7,333,260
Total investments (cost $19,585,702)	19,820,299
Foreign currency, at value (cost $40)	40
Segregated cash with broker	864,932
Cash	64,908
Receivables:
Fund shares sold	21,541
Dividends	10,083
Swap settlement	1,480
Securities lending income	475
Total assets	20,783,758

Liabilities:
Unrealized depreciation on swap agreements	22,283
Payable for:
Fund shares redeemed	334,082
Variation margin	87,462
Securities purchased	66,503
Management fees	20,946
Distribution and service fees	8,571
Transfer agent and administrative fees	6,982
Portfolio accounting fees	4,189
Upon return of securities loaned	4,140
Miscellaneous	21,783
Total liabilities	576,941
Net assets	$20,206,817

Net assets consist of:
Paid in capital	$12,867,716
Accumulated net investment loss	(268,418)
Accumulated net realized gain on investments	7,575,725
Net unrealized appreciation on investments	31,794
Net assets	$20,206,817

A-Class:
Net assets	$1,288,572
Capital shares outstanding	36,327
Net asset value per share	$35.47
Maximum offering price per share (Net asset value divided by 95.25%)	$37.24

C-Class:
Net assets	$2,536,843
Capital shares outstanding	76,738
Net asset value per share	$33.06

H-Class:
Net assets	$16,381,402
Capital shares outstanding	462,791
Net asset value per share	$35.40

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $152)	$141,910
Income from securities lending, net	5,990
Interest	810
Total investment income	148,710

Expenses:
Management fees	134,227
Transfer agent and administrative fees	44,743
Distribution and service fees:
A-Class	4,409
C-Class	14,119
H-Class	36,806
Portfolio accounting fees	26,846
Registration fees	23,025
Custodian fees	2,089
Trustees’ fees*	1,986
Line of credit interest expense	14
Miscellaneous	10,589
Total expenses	298,853
Net investment loss	(150,143)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,229,470
Swap agreements	387,178
Futures contracts	(466,783)
Net realized gain	9,149,865
Net change in unrealized appreciation (depreciation) on:
Investments	(10,887,223)
Swap agreements	(79,351)
Futures contracts	(110,100)
Net change in unrealized appreciation (depreciation)	(11,076,674)
Net realized and unrealized loss	(1,926,809)
Net decrease in net assets resulting from operations	$(2,076,952)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(150,143)	$(644,338)
Net realized gain on investments	9,149,865	9,558,159
Net change in unrealized appreciation (depreciation) on investments	(11,076,674)	1,984,823
Net increase (decrease) in net assets resulting from operations	(2,076,952)	10,898,644

Distributions to shareholders from:
Net realized gains
A-Class	—	(144,615)
C-Class	—	(188,715)
H-Class	—	(2,108,628)
Total distributions to shareholders	—	(2,441,958)

Capital share transactions:
Proceeds from sale of shares
A-Class	13,291,942	48,530,276
C-Class	7,619,410	36,005,575
H-Class	158,955,889	553,111,336
Distributions reinvested
A-Class	—	140,867
C-Class	—	182,177
H-Class	—	2,078,107
Cost of shares redeemed
A-Class	(15,111,084)	(49,593,502)
C-Class	(8,133,825)	(35,912,850)
H-Class	(184,987,630)	(619,725,426)
Net decrease from capital share transactions	(28,365,298)	(65,183,440)
Net decrease in net assets	(30,442,250)	(56,726,754)

Net assets:
Beginning of period	50,649,067	107,375,821
End of period	$20,206,817	$50,649,067
Accumulated net investment loss at end of period	$(268,418)	$(118,275)

Capital share activity:
Shares sold
A-Class	358,885	1,368,170
C-Class	219,444	1,080,807
H-Class	4,344,322	15,698,082
Shares issued from reinvestment of distributions
A-Class	—	3,960
C-Class	—	5,461
H-Class	—	58,522
Shares redeemed
A-Class	(407,727)	(1,402,362)
C-Class	(234,465)	(1,079,626)
H-Class	(5,052,591)	(17,719,218)
Net decrease in shares	(772,132)	(1,986,204)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$37.80	$32.26	$28.20	$28.54	$22.96	$14.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.27)	(.13)	(.23)	(.24)	(.15)
Net gain (loss) on investments (realized and unrealized)	(2.20)	7.54	4.19	(.11)	5.82	8.80
Total from investment operations	(2.33)	7.27	4.06	(.34)	5.58	8.65
Less distributions from:
Net realized gains	—	(1.73)	—	—	—	—
Total distributions	—	(1.73)	—	—	—	—
Net asset value, end of period	$35.47	$37.80	$32.26	$28.20	$28.54	$22.96

Total Return[c]	(6.16%)	22.87%	14.40%	(1.19%)	24.30%	60.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,289	$3,219	$3,723	$670	$755	$1,313
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.77%)	(0.44%)	(0.89%)	(1.01%)	(0.81%)
Total expenses	1.60%	1.60%	1.55%	1.58%	1.56%	1.57%
Portfolio turnover rate	304%	267%	160%	121%	284%	370%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$35.36	$30.54	$26.90	$27.46	$22.29	$14.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.48)	(.31)	(.46)	(.47)	(.34)
Net gain (loss) on investments (realized and unrealized)	(2.03)	7.03	3.95	(.10)	5.64	8.63
Total from investment operations	(2.30)	6.55	3.64	(.56)	5.17	8.29
Less distributions from:
Net realized gains	—	(1.73)	—	—	—	—
Total distributions	—	(1.73)	—	—	—	—
Net asset value, end of period	$33.06	$35.36	$30.54	$26.90	$27.46	$22.29

Total Return[c]	(6.50%)	21.78%	13.53%	(2.04%)	23.25%	59.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,537	$3,245	$2,599	$6,285	$7,068	$2,860
Ratios to average net assets:
Net investment income (loss)	(1.61%)	(1.47%)	(1.19%)	(1.83%)	(1.87%)	(1.56%)
Total expenses	2.49%	2.37%	2.31%	2.34%	2.31%	2.30%
Portfolio turnover rate	304%	267%	160%	121%	284%	370%

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$37.73	$32.25	$28.16	$28.52	$22.93	$14.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.27)	(.12)	(.22)	(.27)	(.16)
Net gain (loss) on investments (realized and unrealized)	(2.19)	7.48	4.21	(.14)	5.86	8.78
Total from investment operations	(2.33)	7.21	4.09	(.36)	5.59	8.62
Less distributions from:
Net realized gains	—	(1.73)	—	—	—	—
Total distributions	—	(1.73)	—	—	—	—
Net asset value, end of period	$35.40	$37.73	$32.25	$28.16	$28.52	$22.93

Total Return[c]	(6.18%)	22.69%	14.52%	(1.26%)	24.32%	60.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,381	$44,185	$101,053	$63,447	$32,389	$32,790
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.78%)	(0.42%)	(0.83%)	(1.09%)	(0.83%)
Total expenses	1.60%	1.59%	1.52%	1.58%	1.57%	1.56%
Portfolio turnover rate	304%	267%	160%	121%	284%	370%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 24.1%
Guggenheim Strategy Fund I1	317,906	$7,919,043
Total Mutual Funds
(Cost $7,938,065)		7,919,043

	Face Amount

REPURCHASE AGREEMENTS††,2 - 63.1%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$8,850,549	8,850,549
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	5,175,011	5,175,011
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	3,659,526	3,659,526
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,283,518	2,283,518
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	790,571	790,571
Total Repurchase Agreements
(Cost $20,759,175)		20,759,175

Total Investments - 87.2%
(Cost $28,697,240)		$28,678,218
Other Assets & Liabilities, net - 12.8%		4,207,071
Total Net Assets - 100.0%		$32,885,289

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $8,329,600)	76	$72,820

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/144 (Notional Value $19,813,956)	17,985	$139,468
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/144 (Notional Value $2,603,945)	2,364	41,443
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/144 (Notional Value $2,053,426)	1,864	16,283
(Total Notional Value $24,471,327)		$197,194

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $7,938,065)	$7,919,043
Repurchase agreements, at value (cost $20,759,175)	20,759,175
Total investments (cost $28,697,240)	28,678,218
Segregated cash with broker	3,603,189
Unrealized appreciation on swap agreements	197,194
Receivables:
Fund shares sold	390,262
Variation margin	50,311
Swap settlement	31,017
Dividends	7,953
Total assets	32,958,144

Liabilities:
Payable for:
Management fees	21,668
Fund shares redeemed	18,253
Distribution and service fees	6,916
Transfer agent and administrative fees	6,019
Portfolio accounting fees	2,407
Miscellaneous	17,592
Total liabilities	72,855
Net assets	$32,885,289

Net assets consist of:
Paid in capital	$96,572,776
Accumulated net investment loss	(282,009)
Accumulated net realized loss on investments	(63,656,470)
Net unrealized appreciation on investments	250,992
Net assets	$32,885,289

A-Class:
Net assets	$15,825,662
Capital shares outstanding	462,556
Net asset value per share	$34.21
Maximum offering price per share (Net asset value divided by 95.25%)	$35.92

C-Class:
Net assets	$1,877,327
Capital shares outstanding	59,450
Net asset value per share	$31.58

H-Class:
Net assets	$15,182,300
Capital shares outstanding	442,473
Net asset value per share	$34.31

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$50,594
Interest	1,566
Total investment income	52,160

Expenses:
Management fees	141,273
Transfer agent and administrative fees	39,243
Distribution and service fees:
A-Class	14,745
C-Class	4,619
H-Class	23,343
Portfolio accounting fees	15,697
Custodian fees	1,834
Trustees’ fees*	964
Miscellaneous	29,968
Total expenses	271,686
Net investment loss	(219,526)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,577)
Swap agreements	75,118
Futures contracts	222,534
Net realized gain	293,075
Net change in unrealized appreciation (depreciation) on:
Investments	(19,022)
Swap agreements	387,797
Futures contracts	72,820
Net change in unrealized appreciation (depreciation)	441,595
Net realized and unrealized gain	734,670
Net increase in net assets resulting from operations	$515,144

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(219,526)	$(299,337)
Net realized gain (loss) on investments	293,075	(6,281,506)
Net change in unrealized appreciation (depreciation) on investments	441,595	(167,687)
Net increase (decrease) in net assets resulting from operations	515,144	(6,748,530)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,753,862	23,165,472
C-Class	4,906,600	3,936,557
H-Class	62,399,340	92,194,810
Cost of shares redeemed
A-Class	(2,505,662)	(14,117,385)
C-Class	(3,677,513)	(3,635,185)
H-Class	(59,067,724)	(89,100,370)
Net increase from capital share transactions	12,808,903	12,443,899
Net increase in net assets	13,324,047	5,695,369

Net assets:
Beginning of period	19,561,242	13,865,873
End of period	$32,885,289	$19,561,242
Accumulated net investment loss at end of period	$(282,009)	$(62,483)

Capital share activity:
Shares sold
A-Class	315,839	617,161 *
C-Class	160,369	116,767 *
H-Class	1,866,675	2,419,872 *
Shares redeemed
A-Class	(74,491)	(410,651)*
C-Class	(119,485)	(108,355)*
H-Class	(1,777,327)	(2,363,113)*
Net increase in shares	371,580	271,681 *

*
Capital share activity for the period presented through February 7, 2014 has been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$33.01	$43.21	$52.38	$59.31	$81.01	$144.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.61)	(.81)	(1.02)	(1.14)	(1.62)
Net gain (loss) on investments (realized and unrealized)	1.43	(9.59)	(8.36)	(5.91)	(20.56)	(61.43)
Total from investment operations	1.20	(10.20)	(9.17)	(6.93)	(21.70)	(63.05)
Net asset value, end of period	$34.21	$33.01	$43.21	$52.38	$59.31	$81.01

Total Return[c]	3.64%	(23.59%)	(17.53%)	(11.68%)	(26.78%)	(43.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,826	$7,302	$635	$612	$1,114	$1,765
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.69%)	(1.60%)	(1.66%)	(1.53%)	(1.58%)
Total expenses[d]	1.71%	1.72%	1.72%	1.75%	1.71%	1.71%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$30.59	$40.30	$49.22	$56.14	$77.26	$138.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.83)	(1.14)	(1.41)	(1.65)	(2.28)
Net gain (loss) on investments (realized and unrealized)	1.32	(8.88)	(7.78)	(5.51)	(19.47)	(58.90)
Total from investment operations	.99	(9.71)	(8.92)	(6.92)	(21.12)	(61.18)
Net asset value, end of period	$31.58	$30.59	$40.30	$49.22	$56.14	$77.26

Total Return[c]	3.24%	(24.08%)	(18.16%)	(12.29%)	(27.34%)	(44.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,877	$568	$409	$837	$1,158	$2,003
Ratios to average net assets:
Net investment income (loss)	(2.13%)	(2.45%)	(2.35%)	(2.43%)	(2.28%)	(2.34%)
Total expenses[d]	2.46%	2.47%	2.47%	2.51%	2.46%	2.46%
Portfolio turnover rate	—	—	—	—	—	—

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$33.11	$43.26	$52.42	$59.37	$81.03	$144.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.65)	(.84)	(1.05)	(1.14)	(1.59)
Net gain (loss) on investments (realized and unrealized)	1.43	(9.50)	(8.32)	(5.90)	(20.52)	(61.52)
Total from investment operations	1.20	(10.15)	(9.16)	(6.95)	(21.66)	(63.11)
Net asset value, end of period	$34.31	$33.11	$43.26	$52.42	$59.37	$81.03

Total Return[c]	3.62%	(23.46%)	(17.46%)	(11.72%)	(26.73%)	(43.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,182	$11,691	$12,822	$17,283	$9,572	$25,924
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.69%)	(1.62%)	(1.70%)	(1.53%)	(1.58%)
Total expenses[d]	1.71%	1.72%	1.74%	1.77%	1.71%	1.71%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 14 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

FUND PROFILE (Unaudited)	September 30, 2014

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001
H-Class	September 18, 2014

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 11.9%
Guggenheim Strategy Fund I1	884,328	$22,028,609
Total Mutual Funds
(Cost $22,057,396)		22,028,609

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 53.9%
U.S. Treasury Bond
3.13% due 08/15/44	$101,792,000	100,169,690
Total U.S. Government Securities
(Cost $99,222,239)		100,169,690

REPURCHASE AGREEMENTS††,2 - 17.8%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	14,616,399	14,616,399
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	8,546,366	8,546,366
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	6,043,591	6,043,591
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	3,771,156	3,771,156
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	22,488	22,488
Total Repurchase Agreements
(Cost $33,000,000)		33,000,000

Total Investments - 83.6%
(Cost $154,279,635)		$155,198,299
Other Assets & Liabilities, net - 16.4%		30,493,807
Total Net Assets - 100.0%		$185,692,106

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $143,895,906)	943	$2,779,551

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
2	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $121,279,635)	$122,198,299
Repurchase agreements, at value (cost $33,000,000)	33,000,000
Total investments (cost $154,279,635)	155,198,299
Cash	26,853,758
Segregated cash with broker	2,546,100
Receivables:
Securities sold	4,133,063
Fund shares sold	1,509,334
Interest	439,773
Dividends	12,930
Securities lending income	1,701
Total assets	190,694,958
Liabilities:
Payable for:
Fund shares redeemed	4,116,438
Variation margin	648,312
Management fees	68,986
Distribution and service fees	41,895
Transfer agent and administrative fees	27,595
Portfolio accounting fees	13,795
Miscellaneous	85,831
Total liabilities	5,002,852
Net assets	$185,692,106
Net assets consist of:
Paid in capital	$225,521,487
Accumulated net investment loss	(430)
Accumulated net realized loss on investments	(43,527,166)
Net unrealized appreciation on investments	3,698,215
Net assets	$185,692,106
Investor Class:
Net assets	$128,665,696
Capital shares outstanding	2,558,762
Net asset value per share	$50.28
Advisor Class:
Net assets	$51,660,099
Capital shares outstanding	1,033,451
Net asset value per share	$49.99
A-Class:
Net assets	$3,148,928
Capital shares outstanding	62,265
Net asset value per share	$50.57
Maximum offering price per share (Net asset value divided by 95.25%)	$53.09
C-Class:
Net assets	$2,198,386
Capital shares outstanding	43,738
Net asset value per share	$50.26
H-Class:
Net assets	$18,997
Capital shares outstanding	376
Net asset value per share	$50.56

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014**

Investment Income:
Interest	$1,491,585
Dividends	70,366
Income from securities lending, net	1,701
Total investment income	1,563,652

Expenses:
Management fees	348,890
Transfer agent and administrative fees	139,557
Distribution and service fees:
Advisor Class	219,762
A-Class	2,929
C-Class	17,139
H-Class	78
Portfolio accounting fees	69,776
Registration fees	64,468
Custodian fees	8,152
Trustees’ fees*	6,218
Line of credit interest expense	3,939
Miscellaneous	35,750
Total expenses	916,658
Net investment income	646,994

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,183,575
Futures contracts	2,094,168
Net realized gain	6,277,743
Net change in unrealized appreciation (depreciation) on:
Investments	(112,247)
Futures contracts	2,490,203
Net change in unrealized appreciation (depreciation)	2,377,956
Net realized and unrealized gain	8,655,699
Net increase in net assets resulting from operations	$9,302,693

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: September 18, 2014 — H-Class.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$646,994	$1,710,481
Net realized gain (loss) on investments	6,277,743	(45,960,905)
Net change in unrealized appreciation (depreciation) on investments	2,377,956	(132,943)
Net increase (decrease) in net assets resulting from operations	9,302,693	(44,383,367)

Distributions to shareholders from:
Net investment income
Investor Class	(311,987)	(898,854)
Advisor Class	(315,369)	(703,095)
A-Class	(13,253)	(99,323)
C-Class	(6,643)	(9,209)
H-Class**	(172)	—
Return of capital
Investor Class	—	(7,266)
Advisor Class	—	(5,684)
A-Class	—	(803)
C-Class	—	(74)
H-Class**	—	—
Total distributions to shareholders	(647,424)	(1,724,308)

Capital share transactions:
Proceeds from sale of shares
Investor Class	327,621,963	1,219,761,863
Advisor Class	2,392,824,692	6,476,276,741
A-Class	9,543,433	103,303,063
C-Class	18,075,805	26,953,816
H-Class**	3,085,822	—
Distributions reinvested
Investor Class	309,244	874,942
Advisor Class	313,981	689,127
A-Class	12,417	43,748
C-Class	5,762	7,193
H-Class**	172	—
Cost of shares redeemed
Investor Class	(245,534,357)	(1,452,469,764)
Advisor Class	(2,476,711,605)	(6,413,503,973)
A-Class	(8,385,667)	(115,219,148)
C-Class	(19,333,979)	(28,044,431)
H-Class**	(3,070,249)	—
Net decrease from capital share transactions	(1,242,566)	(181,326,823)
Net increase (decrease) in net assets	7,412,703	(227,434,498)

Net assets:
Beginning of period	178,279,403	405,713,901
End of period	$185,692,106	$178,279,403
Accumulated net investment loss at end of period	$(430)	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Capital share activity:
Shares sold
Investor Class	$6,691,004	$26,724,760	*
Advisor Class	49,538,592	145,113,873	*
A-Class	194,665	2,253,656	*
C-Class	373,274	593,997	*
H-Class**	61,491	—
Shares issued from reinvestment of distributions
Investor Class	6,218	18,706	*
Advisor Class	6,369	15,528	*
A-Class	249	976	*
C-Class	117	163	*
H-Class**	3	—
Shares redeemed
Investor Class	(5,089,831)	(31,595,986	)*
Advisor Class	(51,365,182)	(144,429,030	)*
A-Class	(170,067)	(2,534,796	)*
C-Class	(399,501)	(619,014	)*
H-Class**	(61,118)	—
Net decrease in shares	(213,717)	(4,457,167	)*

*
Capital share activity for the period presented through February 7, 2014 has been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 14 in Notes to Financial Statements.

**	Since commencement of operations: September 18, 2014.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$45.80	$48.55	$44.73	$34.28	$32.88	$41.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.61	.57	.96	1.08	1.08
Net gain (loss) on investments (realized and unrealized)	4.48	(2.76)	4.21	10.45	1.40	(8.33)
Total from investment operations	4.81	(2.15)	4.78	11.41	2.48	(7.25)
Less distributions from:
Net investment income	(.33)	(.60)	(.72)	(.96)	(1.08)	(1.08)
Net realized gains	—	—	(.24)	—	—	—
Total distributions	(.33)	(.60)	(.96)	(.96)	(1.08)	(1.08)
Net asset value, end of period	$50.28	$45.80	$48.55	$44.73	$34.28	$32.88

Total Return[c]	10.52%	(4.37%)	10.63%	33.38%	7.42%	(17.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,666	$43,573	$281,800	$43,709	$44,707	$282,388
Ratios to average net assets:
Net investment income (loss)	1.36%	1.22%	1.15%	2.24%	3.03%	3.16%
Total expenses[d]	0.97%	0.97%	0.95%	0.95%	0.98%	0.98%
Portfolio turnover rate	1,273%	2,661%	1,759%	2,322%	1,930%	1,503%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$45.48	$48.23	$44.33	$34.08	$32.65	$40.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.25	.33	.75	.93	.96
Net gain (loss) on investments (realized and unrealized)	4.55	(2.63)	4.26	10.25	1.40	(8.38)
Total from investment operations	4.72	(2.38)	4.59	11.00	2.33	(7.42)
Less distributions from:
Net investment income	(.21)	(.37)	(.45)	(.75)	(.90)	(.90)
Net realized gains	—	—	(.24)	—	—	—
Total distributions	(.21)	(.37)	(.69)	(.75)	(.90)	(.90)
Net asset value, end of period	$49.99	$45.48	$48.23	$44.33	$34.08	$32.65

Total Return[c]	10.38%	(4.93%)	10.21%	32.56%	7.03%	(18.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,660	$129,785	$103,845	$11,600	$31,420	$28,990
Ratios to average net assets:
Net investment income (loss)	0.72%	0.64%	0.63%	1.77%	2.46%	2.76%
Total expenses[d]	1.47%	1.46%	1.43%	1.45%	1.48%	1.48%
Portfolio turnover rate	1,273%	2,661%	1,759%	2,322%	1,930%	1,503%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$46.07	$48.73	$44.77	$34.34	$32.89	$41.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.48	.48	.87	.99	.99
Net gain (loss) on investments (realized and unrealized)	4.50	(2.65)	4.29	10.43	1.45	(8.36)
Total from investment operations	4.78	(2.17)	4.77	11.30	2.44	(7.37)
Less distributions from:
Net investment income	(.28)	(.49)	(.57)	(.87)	(.99)	(.99)
Net realized gains	—	—	(.24)	—	—	—
Total distributions	(.28)	(.49)	(.81)	(.87)	(.99)	(.99)
Net asset value, end of period	$50.57	$46.07	$48.73	$44.77	$34.34	$32.89

Total Return[c]	10.38%	(4.40%)	10.62%	33.00%	7.35%	(17.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,149	$1,724	$15,476	$10,885	$2,753	$5,576
Ratios to average net assets:
Net investment income (loss)	1.13%	1.04%	0.94%	2.02%	2.75%	2.84%
Total expenses[d]	1.22%	1.22%	1.20%	1.20%	1.23%	1.24%
Portfolio turnover rate	1,273%	2,661%	1,759%	2,322%	1,930%	1,503%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$45.79	$48.51	$44.63	$34.25	$32.82	$41.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.12	.15	.57	.72	.75
Net gain (loss) on investments (realized and unrealized)	4.47	(2.71)	4.21	10.35	1.43	(8.34)
Total from investment operations	4.56	(2.59)	4.36	10.92	2.15	(7.59)
Less distributions from:
Net investment income	(.09)	(.13)	(.24)	(.54)	(.72)	(.75)
Net realized gains	—	—	(.24)	—	—	—
Total distributions	(.09)	(.13)	(.48)	(.54)	(.72)	(.75)
Net asset value, end of period	$50.26	$45.79	$48.51	$44.63	$34.25	$32.82

Total Return[c]	9.97%	(5.33%)	9.69%	32.01%	6.47%	(18.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,198	$3,198	$4,594	$4,451	$6,091	$12,695
Ratios to average net assets:
Net investment income (loss)	0.38%	0.34%	0.31%	1.32%	1.93%	2.17%
Total expenses[d]	1.97%	1.97%	1.94%	1.95%	1.97%	2.00%
Portfolio turnover rate	1,273%	2,661%	1,759%	2,322%	1,930%	1,503%

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[f]
Per Share Data
Net asset value, beginning of period	$48.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.01
Net gain (loss) on investments (realized and unrealized)	1.73
Total from investment operations	1.74
Less distributions from:
Net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$50.56

Total Return[c]	3.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19
Ratios to average net assets:
Net investment income (loss)	0.55%
Total expenses[d]	1.22%
Portfolio turnover rate	1,273%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 14 in Notes to Financial Statements.

[f]
Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

FUND PROFILE (Unaudited)	September 30, 2014

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
HIGH YIELD STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS - 17.9%
iShares iBoxx $ High Yield Corporate Bond ETF1	50,826	$4,673,451
Total Exchange-Traded Funds
(Cost $4,673,929)		4,673,451

MUTUAL FUNDS† - 43.9%
Guggenheim Strategy Fund II2	241,143	6,004,454
Guggenheim Strategy Fund I2	219,584	5,469,827
Total Mutual Funds
(Cost $11,479,467)		11,474,281

	Face Amount

REPURCHASE AGREEMENTS††,3 - 35.1%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$4,063,202	4,063,202
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,375,797	2,375,797
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,680,053	1,680,053
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,048,341	1,048,341
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	6,252	6,252
Total Repurchase Agreements
(Cost $9,173,645)		9,173,645

SECURITIES LENDING COLLATERAL††,4 - 4.6%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	1,037,412	1,037,412
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	170,068	170,068
Total Securities Lending Collateral
(Cost $1,207,480)		1,207,480

Total Investments - 101.5%
(Cost $26,534,521)		$26,528,857
Other Assets & Liabilities, net - (1.5)%		(396,150)
Total Net Assets - 100.0%		$26,132,707

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $17,978,750)	152	$25,718

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,5

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.NA.HY.22 Index	Barclays Bank plc	5.00%	06/20/19	$5,197,500	$(5,477,032)	$278,641	$37,189
CDX.NA.HY.22 Index	Goldman Sachs International	5.00%	06/20/19	14,850,000	(15,648,663)	984,965	(82,594)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
3	Repurchase Agreements — See Note 5.
4	Securities lending collateral — See Note 6.
5	Credit Default Swaps — See Note 7.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,379,250 of securities loaned (cost $16,153,396)	$16,147,732
Repurchase agreements, at value (cost $10,381,125)	10,381,125
Total investments (cost $26,534,521)	26,528,857
Unamortized upfront premiums paid on credit default swaps	1,263,606
Segregated cash with broker	338,270
Unrealized appreciation on swap agreements	37,189
Receivables:
Fund shares sold	1,158,090
Securities sold	65,289
Dividends	63,824
Protection fees on credit default swaps	26,838
Securities lending income	15,039
Total assets	29,497,002

Liabilities:
Unrealized depreciation on swap agreements	82,594
Payable for:
Fund shares redeemed	1,591,926
Upon return of securities loaned	1,405,350
Due to broker	81,345
Management fees	76,073
Distribution and service fees	27,757
Transfer agent and administrative fees	25,358
Portfolio accounting fees	10,142
Variation margin	3,653
Miscellaneous	60,097
Total liabilities	3,364,295
Net assets	$26,132,707

Net assets consist of:
Paid in capital	$28,068,463
Accumulated net investment loss	(326,061)
Accumulated net realized loss on investments	(1,584,344)
Net unrealized depreciation on investments	(25,351)
Net assets	$26,132,707

A-Class:
Net assets	$7,032,272
Capital shares outstanding	306,848
Net asset value per share	$22.92
Maximum offering price per share (Net asset value divided by 95.25%)	$24.06

C-Class:
Net assets	$4,836,763
Capital shares outstanding	227,848
Net asset value per share	$21.23

H-Class:
Net assets	$14,263,672
Capital shares outstanding	620,934
Net asset value per share	$22.97

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$616,025
Income from securities lending, net	49,028
Interest	4,405
Total investment income	669,458

Expenses:
Management fees	484,250
Transfer agent and administrative fees	161,417
Distribution and service fees:
A-Class	13,155
C-Class	23,634
H-Class	142,353
Portfolio accounting fees	64,556
Registration fees	62,311
Custodian fees	7,541
Trustees’ fees*	5,859
Line of credit interest expense	157
Miscellaneous	30,286
Total expenses	995,519
Net investment loss	(326,061)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(451,577)
Swap agreements	(983,494)
Futures contracts	(626,493)
Net realized loss	(2,061,564)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(168,996)
Investments in affiliated issuers	18,399
Swap agreements	(337,059)
Futures contracts	521,130
Net change in unrealized appreciation (depreciation)	33,474
Net realized and unrealized loss	(2,028,090)
Net decrease in net assets resulting from operations	$(2,354,151)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(326,061)	$(1,603,218)
Net realized gain (loss) on investments	(2,061,564)	9,208,805
Net change in unrealized appreciation (depreciation) on investments	33,474	(2,328,385)
Net increase (decrease) in net assets resulting from operations	(2,354,151)	5,277,202

Distributions to shareholders from:
Net investment income
A-Class	—	(1,483,249)
C-Class	—	(223,483)
H-Class	—	(4,204,914)
Net realized gains
A-Class	—	(3,838,006)
C-Class	—	(578,277)
H-Class	—	(10,880,499)
Total distributions to shareholders	—	(21,208,428)

Capital share transactions:
Proceeds from sale of shares
A-Class	13,599,350	191,756,789
C-Class	3,951,519	21,843,169
H-Class	426,277,909	546,082,437
Distributions reinvested
A-Class	—	2,855,693
C-Class	—	726,119
H-Class	—	12,967,381
Cost of shares redeemed
A-Class	(19,191,699)	(188,407,437)
C-Class	(4,215,796)	(23,916,955)
H-Class	(496,848,799)	(894,910,014)
Net decrease from capital share transactions	(76,427,516)	(331,002,818)
Net decrease in net assets	(78,781,667)	(346,934,044)

Net assets:
Beginning of period	104,914,374	451,848,418
End of period	$26,132,707	$104,914,374
Accumulated net investment loss at end of period	$(326,061)	$—

Capital share activity:
Shares sold
A-Class	588,636	7,639,730
C-Class	184,941	915,383
H-Class	18,339,912	21,905,501
Shares issued from reinvestment of distributions
A-Class	—	126,079
C-Class	—	34,397
H-Class	—	571,502
Shares redeemed
A-Class	(827,755)	(7,648,199)
C-Class	(196,678)	(1,002,209)
H-Class	(21,525,865)	(35,953,373)
Net decrease in shares	(3,436,809)	(13,411,189)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$22.89	$25.16	$22.93	$21.98	$20.42	$16.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.30)	(.22)	(.27)	(.30)	(.26)
Net gain (loss) on investments (realized and unrealized)	.09	2.13	3.13	1.77	3.37	5.39
Total from investment operations	.03	1.83	2.91	1.50	3.07	5.13
Less distributions from:
Net investment income	—	(1.14)	(.43)	(.55)	(1.51)	(1.35)
Net realized gains	—	(2.96)	(.25)	—	—	—
Total distributions	—	(4.10)	(.68)	(.55)	(1.51)	(1.35)
Net asset value, end of period	$22.92	$22.89	$25.16	$22.93	$21.98	$20.42

Total Return[c]	0.04%	7.53%	12.86%	6.94%	15.21%	31.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,032	$12,499	$10,777	$11,890	$14,561	$4,800
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(1.21%)	(0.92%)	(1.21%)	(1.40%)	(1.37%)
Total expenses[d]	1.51%	1.53%	1.50%	1.49%	1.54%	1.54%
Portfolio turnover rate	195%	205%	95%	583%	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$21.29	$23.83	$21.92	$21.19	$19.87	$16.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.44)	(.37)	(.45)	(.45)	(.40)
Net gain (loss) on investments (realized and unrealized)	.07	2.00	2.96	1.73	3.28	5.29
Total from investment operations	(.06)	1.56	2.59	1.28	2.83	4.89
Less distributions from:
Net investment income	—	(1.14)	(.43)	(.55)	(1.51)	(1.35)
Net realized gains	—	(2.96)	(.25)	—	—	—
Total distributions	—	(4.10)	(.68)	(.55)	(1.51)	(1.35)
Net asset value, end of period	$21.23	$21.29	$23.83	$21.92	$21.19	$19.87

Total Return[c]	(0.33%)	6.74%	11.98%	6.16%	14.40%	30.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,837	$5,100	$6,958	$7,343	$6,129	$3,351
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.89%)	(1.62%)	(2.10%)	(2.13%)	(2.13%)
Total expenses[d]	2.26%	2.28%	2.27%	2.25%	2.28%	2.29%
Portfolio turnover rate	195%	205%	95%	583%	—	—

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$22.94	$25.12	$22.90	$21.95	$20.38	$16.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.24)	(.24)	(.28)	(.30)	(.26)
Net gain (loss) on investments (realized and unrealized)	.09	2.16	3.14	1.78	3.38	5.38
Total from investment operations	.03	1.92	2.90	1.50	3.08	5.12
Less distributions from:
Net investment income	—	(1.14)	(.43)	(.55)	(1.51)	(1.35)
Net realized gains	—	(2.96)	(.25)	—	—	—
Total distributions	—	(4.10)	(.68)	(.55)	(1.51)	(1.35)
Net asset value, end of period	$22.97	$22.94	$25.12	$22.90	$21.95	$20.38

Total Return[c]	0.09%	7.86%	12.83%	6.95%	15.29%	31.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,264	$87,315	$434,113	$266,950	$116,106	$16,368
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.97%)	(0.99%)	(1.26%)	(1.38%)	(1.37%)
Total expenses[d]	1.51%	1.53%	1.51%	1.49%	1.53%	1.53%
Portfolio turnover rate	195%	205%	95%	583%	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 44.5%
Guggenheim Strategy Fund II1	823,473	$20,504,475
Guggenheim Strategy Fund I2	807,126	20,105,498
Total Mutual Funds
(Cost $40,638,933)		40,609,973

	Face Amount

REPURCHASE AGREEMENTS††,3 - 54.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$22,067,343	22,067,343
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	12,903,012	12,903,012
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	9,124,408	9,124,408
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	5,693,564	5,693,564
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	33,952	33,952
Total Repurchase Agreements
(Cost $49,822,280)		49,822,280

Total Investments - 99.2%
(Cost $90,461,213)		$90,432,253
Other Assets & Liabilities, net - 0.8%		699,312
Total Net Assets - 100.0%		$91,131,565

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $77,474,219)	655	$86,347

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.22 Index	Barclays Bank plc	5.00%	06/20/19	$86,179,500	$90,814,406	$(5,981,465)	$744,708

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Affiliated issuer — See Note 12.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
3	Repurchase Agreements — See Note 5.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $20,116,976)	$20,105,498
Investments in affiliated issuers, at value (cost $20,521,957)	20,504,475
Repurchase agreements, at value (cost $49,822,280)	49,822,280
Total investments (cost $90,461,213)	90,432,253
Segregated cash with broker	8,133,917
Unrealized appreciation on swap agreements	744,708
Receivables:
Fund shares sold	4,613,279
Securities sold	249,287
Dividends	26,718
Variation margin	15,059
Total assets	104,215,221

Liabilities:
Unamortized upfront premiums received on credit default swaps	5,981,465
Payable for:
Fund shares redeemed	6,575,067
Securities purchased	330,220
Protection fees on credit default swaps	109,333
Management fees	39,054
Distribution and service fees	13,783
Transfer agent and administrative fees	13,018
Portfolio accounting fees	5,207
Miscellaneous	16,509
Total liabilities	13,083,656
Net assets	$91,131,565

Net assets consist of:
Paid in capital	$107,060,431
Accumulated net investment loss	(285,282)
Accumulated net realized loss on investments	(16,445,679)
Net unrealized appreciation on investments	802,095
Net assets	$91,131,565

A-Class:
Net assets	$69,726,883
Capital shares outstanding	3,349,098
Net asset value per share	$20.82
Maximum offering price per share (Net asset value divided by 95.25%)	$21.86

C-Class:
Net assets	$804,470
Capital shares outstanding	40,793
Net asset value per share	$19.72

H-Class:
Net assets	$20,600,212
Capital shares outstanding	985,206
Net asset value per share	$20.91

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends from securities of unaffiliated issuers	$29,313
Dividends from securities of affiliated issuers	37,907
Interest	694
Total investment income	67,914

Expenses:
Management fees	82,199
Transfer agent and administrative fees	27,400
Distribution and service fees:
A-Class	18,398
C-Class	7,101
H-Class	7,226
Portfolio accounting fees	10,960
Custodian fees	1,285
Trustees’ fees*	509
Miscellaneous	16,853
Total expenses	171,931
Net investment loss	(104,017)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(160)
Investments in affiliated issuers	(1,408)
Swap agreements	(775,638)
Futures contracts	(218,464)
Net realized loss	(995,670)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(11,478)
Investments in affiliated issuers	(17,482)
Swap agreements	768,411
Futures contracts	60,686
Net change in unrealized appreciation (depreciation)	800,137
Net realized and unrealized loss	(195,533)
Net decrease in net assets resulting from operations	$(299,550)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(104,017)	$(457,841)
Net realized loss on investments	(995,670)	(1,803,174)
Net change in unrealized appreciation (depreciation) on investments	800,137	31,991
Net decrease in net assets resulting from operations	(299,550)	(2,229,024)

Capital share transactions:
Proceeds from sale of shares
A-Class	91,131,801	143,759,590
C-Class	1,426,569	10,211,762
H-Class	49,034,990	283,765,472
Cost of shares redeemed
A-Class	(26,557,061)	(137,648,553)
C-Class	(2,143,937)	(10,474,214)
H-Class	(30,630,304)	(289,618,110)
Net increase (decrease) from capital share transactions	82,262,058	(4,053)
Net increase (decrease) in net assets	81,962,508	(2,233,077)

Net assets:
Beginning of period	9,169,057	11,402,134
End of period	$91,131,565	$9,169,057
Accumulated net investment loss at end of period	$(285,282)	$(181,265)

Capital share activity:
Shares sold
A-Class	4,379,405	6,275,459
C-Class	72,061	459,566
H-Class	2,346,590	12,130,203
Shares redeemed
A-Class	(1,272,655)	(6,039,639)
C-Class	(108,417)	(471,060)
H-Class	(1,476,172)	(12,398,442)
Net increase (decrease) in shares	3,940,812	(43,913)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$21.27	$23.98	$28.15	$31.99	$38.51	$55.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.35)	(.37)	(.43)	(.47)	(.63)
Net gain (loss) on investments (realized and unrealized)	(.35)	(2.36)	(3.80)	(3.41)	(6.05)	(15.60)
Total from investment operations	(.45)	(2.71)	(4.17)	(3.84)	(6.52)	(16.23)
Less distributions from:
Net realized gains	—	—	—	—	—	(.39)
Total distributions	—	—	—	—	—	(.39)
Net asset value, end of period	$20.82	$21.27	$23.98	$28.15	$31.99	$38.51

Total Return[c]	(2.35%)	(11.30%)	(14.81%)	(11.98%)	(16.96%)	(29.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,727	$5,155	$157	$556	$1,512	$2,269
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(1.52%)	(1.38%)	(1.39%)	(1.39%)	(1.43%)
Total expenses[d]	1.52%	1.54%	1.49%	1.51%	1.53%	1.54%
Portfolio turnover rate	9%	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$20.23	$22.98	$27.21	$31.12	$37.77	$54.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.50)	(.53)	(.55)	(.72)	(.95)
Net gain (loss) on investments (realized and unrealized)	(.37)	(2.25)	(3.70)	(3.36)	(5.93)	(15.38)
Total from investment operations	(.51)	(2.75)	(4.23)	(3.91)	(6.65)	(16.33)
Less distributions from:
Net realized gains	—	—	—	—	—	(.39)
Total distributions	—	—	—	—	—	(.39)
Net asset value, end of period	$19.72	$20.23	$22.98	$27.21	$31.12	$37.77

Total Return[c]	(2.76%)	(11.97%)	(15.51%)	(12.60%)	(17.61%)	(30.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$804	$1,561	$2,037	$693	$2,535	$2,055
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(2.28%)	(2.13%)	(1.87%)	(2.13%)	(2.18%)
Total expenses[d]	2.27%	2.30%	2.25%	2.26%	2.28%	2.29%
Portfolio turnover rate	9%	—	—	—	—	—

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$21.37	$24.04	$28.22	$32.04	$38.60	$55.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.35)	(.36)	(.47)	(.50)	(.61)
Net gain (loss) on investments (realized and unrealized)	(.37)	(2.32)	(3.82)	(3.35)	(6.06)	(15.66)
Total from investment operations	(.46)	(2.67)	(4.18)	(3.82)	(6.56)	(16.27)
Less distributions from:
Net realized gains	—	—	—	—	—	(.39)
Total distributions	—	—	—	—	—	(.39)
Net asset value, end of period	$20.91	$21.37	$24.04	$28.22	$32.04	$38.60

Total Return[c]	(2.34%)	(11.11%)	(14.81%)	(11.92%)	(16.99%)	(29.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,600	$2,453	$9,208	$13,357	$9,699	$27,954
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(1.50%)	(1.38%)	(1.51%)	(1.38%)	(1.43%)
Total expenses[d]	1.52%	1.52%	1.50%	1.51%	1.53%	1.53%
Portfolio turnover rate	9%	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

FUND PROFILE (Unaudited)	September 30, 2014

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN - Federal Agency Discount Notes
 FAN - Federal Agency Notes

Inception Date:	December 1, 1993

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 20.6%
Farmer Mac1
0.01% due 10/02/14	$100,000,000	$99,999,972
0.15% due 09/01/15	15,000,000	14,980,738
0.15% due 12/10/14	10,000,000	9,997,083
0.17% due 02/04/15	10,000,000	9,994,050
0.12% due 09/01/15	10,000,000	9,987,158
0.17% due 09/23/15	10,000,000	9,983,142
Total Farmer Mac		154,942,143
Freddie Mac2
0.10% due 02/10/15	10,000,000	9,996,516
0.10% due 02/11/15	10,000,000	9,996,306
Total Freddie Mac		19,992,822
Federal Farm Credit Bank1
0.08% due 11/21/14	10,000,000	9,998,867
Total Federal Agency Discount Notes
(Cost $184,933,832)		184,933,832

FEDERAL AGENCY NOTES†† - 6.7%
Federal Home Loan Bank[1]
0.17% due 07/22/15	10,000,000	10,000,000
0.19% due 01/06/15	10,000,000	9,999,934
0.12% due 07/17/15	10,000,000	9,996,651
0.12% due 09/08/15	10,000,000	9,992,652
Total Federal Home Loan Bank		39,989,237
Federal Farm Credit Bank[1]
0.13% due 06/17/15	10,000,000	9,999,999
Farmer Mac[1]
0.19% due 09/09/15	10,000,000	9,996,402
Total Federal Agency Notes
(Cost $59,985,638)		59,985,638

COMMERCIAL PAPER†† - 16.7%
Abbott Laboratories
0.09% due 10/28/14	15,000,000	14,998,988
Barton Capital LLC
0.18% due 11/03/14	15,000,000	14,997,525
General Electric Capital Corp.
0.16% due 12/01/14	15,000,000	14,995,933
Coca-Cola Co.
0.20% due 02/05/153	15,000,000	14,989,417
Sheffield Receivables Corp.
0.24% due 01/23/15	15,000,000	14,988,600
ING US Funding LLC
0.30% due 02/11/15	10,000,000	9,988,917
0.30% due 10/16/14	5,000,000	4,999,375
Total ING US Funding LLC		14,988,292
Toyota Motor Credit Corp.
0.20% due 03/11/15	15,000,000	14,986,583
Societe Generale North America, Inc.
0.37% due 02/02/15	15,000,000	14,980,953
UBS Finance Delaware LLC
0.27% due 04/17/15	15,000,000	14,977,725
Prudential plc
0.20% due 10/09/143	10,000,000	9,999,556
BNP Paribas Finance, Inc.
0.20% due 11/18/14	5,000,000	4,998,667
Total Commercial Paper
(Cost $149,902,239)		149,902,239

REPURCHASE AGREEMENTS†† - 58.2%
Individual Repurchase Agreement
HSBC Group issued 09/30/14 at 0.00% due 10/01/14 to be repurchased at $159,922,691 secured by: U.S. Treasury Strips, 0.00% 02/15/16 - 08/15/18 with a par value of $164,635,000, and fair value of $163,121,195	159,922,691	159,922,691

Joint Repurchase Agreements4
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	159,844,441	159,844,441
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	93,462,760	93,462,760
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	66,092,502	66,092,502
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	41,241,237	41,241,327

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	$245,931	$245,931
Total Repurchase Agreements
(Cost $520,809,563)		520,809,563

Total Investments - 102.2%
(Cost $915,631,272)		$915,631,272
Other Assets & Liabilities, net - (2.2)%		(20,140,055)
Total Net Assets - 100.0%		$895,491,217

††	Value determined based on Level 2 inputs — See Note 4.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $24,988,972 (cost $24,988,972), or 2.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Repurchase Agreements — See Note 5.
plc — Public Limited Company

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $394,821,709)	$394,821,709
Repurchase agreements, at value (cost $520,809,563)	520,809,563
Total investments (cost $915,631,272)	915,631,272
Receivables:
Fund shares sold	7,288,270
Interest	15,862
Total assets	922,935,404

Liabilities:
Overdraft due to custodian bank	1,841
Payable for:
Fund shares redeemed	27,081,103
Miscellaneous	361,243
Total liabilities	27,444,187
Net assets	$895,491,217

Net assets consist of:
Paid in capital	$895,469,074
Undistributed net investment income	225
Accumulated net realized gain on investments	21,918
Net assets	$895,491,217
Capital shares outstanding	896,045,106
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Interest	$309,807
Total investment income	309,807

Expenses:
Management fees	1,961,890
Transfer agent and administrative fees	784,765
Portfolio accounting fees	285,678
Registration fees	324,032
Custodian fees	45,819
Trustees’ fees*	32,845
Line of credit interest expense	5
Miscellaneous	242,692
Total expenses	3,677,726
Less:
Expenses waived by service company	(1,070,456)
Expenses waived by Adviser	(2,297,606)
Total waived expenses	(3,368,062)
Net expenses	309,664
Net investment income	143

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(25)
Net realized loss	(25)
Net increase in net assets resulting from operations	$118

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$143	$337
Net realized gain (loss) on investments	(25)	21,943
Net increase in net assets resulting from operations	118	22,280

Distributions to shareholders from:
Net investment income	(143)	(335)
Net realized gains	—	(1,204)
Total distributions to shareholders	(143)	(1,539)

Capital share transactions:
Proceeds from sale of shares	4,482,186,643	12,276,487,338
Distributions reinvested	100	1,240
Cost of shares redeemed	(4,366,830,314)	(12,344,744,809)
Net increase (decrease) from capital share transactions	115,356,429	(68,256,231)
Net increase (decrease) in net assets	115,356,404	(68,235,490)

Net assets:
Beginning of period	780,134,813	848,370,303
End of period	$895,491,217	$780,134,813
Undistributed net investment income at end of period	$225	$225

Capital share activity:
Shares sold	4,482,186,642	12,276,487,140
Shares issued from reinvestment of distributions	100	1,240
Shares redeemed	(4,366,830,313)	(12,344,744,809)
Net increase (decrease) in shares	115,356,429	(68,256,429)

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
Money Market Class[a]	Period Ended September 30, 2014[b]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	—
Total from investment operations	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net realized gains	—	(—)[c]	—	(—)[c]	(—)[c]	—
Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$895,491	$780,135	$848,370	$607,565	$833,899	$872,765
Ratios to average net assets:
Net investment income (loss)	0.00%[f]	0.00%[f]	0.00%[f]	0.00%[f]	0.01%	0.01%
Total expenses	0.94%	0.93%	0.95%	0.91%	0.94%	0.93%
Net expenses[e]	0.08%	0.09%	0.17%	0.11%	0.22%	0.37%
Portfolio turnover rate	64%	—	—	—	—	—

[a]
Effective June 15, 2012, the Fund’s Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares and Investor2 Class shares were converted into the newly created Money Market Class. The financial highlights for periods prior to that date reflect the performance of the former Investor Class.

[b]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Less than 0.01%.

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1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At September 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Nova Fund, S&P 500® Fund, Inverse S&P 500® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and U.S. Government Money Market Fund (the “Funds”). Only Investor Class, Advisor Class, A-Class, C-Class, H-Class and Money Market Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2014, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation

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Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

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C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

G. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made

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against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000® 1.5x Strategy Fund and Government Long Bond 1.2x Strategy Fund use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Fund	Transfer Agent and Administrative Fees (as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
S&P 500® Fund	0.15%
Russell 2000® Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. The Funds pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, GFD will receive shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. If a Service Provider provides shareholder services, GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

For the period ended September 30, 2014, GFD retained sales charges of $161,615 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Nova Fund	$112,678,800	$—	$8,773,212	$7,581	$—	$121,459,593
S&P 500® Fund	225,306,518	—	32,302,452	7,147	—	257,616,117
Inverse S&P 500® Strategy Fund	21,639,562	3,463	54,856,294	5,887	—	76,505,206
Inverse NASDAQ-100® Strategy Fund	3,706,990	64,317	11,077,632	1,712	—	14,850,651
Mid-Cap 1.5x Strategy Fund	19,358,617	—	323,741	—	—	19,682,358
Inverse Mid-Cap Strategy Fund	1,001,960	3,045	3,744,318	41,151	—	4,790,474
Russell 2000® 1.5x Strategy Fund	7,488,907	—	4,183,415	—	1,777	11,674,099
Russell 2000® Fund	12,483,076	—	7,333,260	—	3,963	19,820,299
Inverse Russell 2000® Strategy Fund	7,919,043	72,820	20,759,175	197,194	—	28,948,232
Government Long Bond 1.2x Strategy Fund	22,028,609	2,779,551	133,169,690	—	—	157,977,850
High Yield Strategy Fund	16,147,732	25,718	10,381,125	37,189	—	26,591,764
Inverse High Yield Strategy Fund	40,609,973	86,347	49,822,280	744,708	—	91,263,308
U.S. Government Money Market Fund	—	—	915,631,272	—	—	915,631,272

Liabilities
Nova Fund	$—	$686,745	$—	$278,588	$—	$965,333
S&P 500® Fund	—	42,745	—	95,862	—	138,607
Inverse S&P 500® Strategy Fund	—	—	—	288,388	—	288,388
Inverse NASDAQ-100® Strategy Fund	—	—	—	65,966	—	65,966
Mid-Cap 1.5x Strategy Fund	—	924	—	101,809	—	102,733
Russell 2000® 1.5x Strategy Fund	—	75,363	—	150,932	—	226,295
Russell 2000® Fund	—	180,520	—	22,283	—	202,803
High Yield Strategy Fund	—	—	—	82,594	—	82,594

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of September 30, 2014, Russell 2000® 1.5x Strategy Fund and Russell 2000® Fund had securities with a total value of $1,328 and $3,103 transfer from Level 2 to Level 3, respectively, due to stale trade prices. There were no other securities that transferred between levels.

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. TIP Notes
(0.05)%			0.13% - 2.50%
Due 10/01/14	$339,522,378	$339,521,906	01/15/16 - 01/15/23	$285,293,500	$346,312,829

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.00% - 3.25%
Due 10/01/14	140,385,761	140,385,761	09/30/16 - 12/31/16	137,466,300	143,193,502

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			2.13%
Due 10/01/14	198,522,378	198,522,406	09/30/21	136,520,000	135,760,728
			U.S. TIP Notes
			0.13% - 1.63%
			01/15/15 - 04/15/16	57,126,400	66,732,140

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	87,599,687	87,599,687	08/15/18	94,804,900	89,351,722

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	7,283,778	7,283,768	05/15/16	7,435,100	7,429,556

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next

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business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Nova Fund	$6,854	$7,200
S&P 500® Fund	127,162	131,550
Mid-Cap 1.5x Strategy Fund	102,320	108,184
Russell 2000® 1.5x Strategy Fund	8,838	9,280
Russell 2000® Fund	2,848	4,140
High Yield Strategy Fund	1,379,250	1,405,350

Cash collateral received was invested in the following joint repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$1,229,603	$1,229,603	11/15/19 - 11/15/30	$1,491,829	$1,028,110
			U.S. Treasury Note
			1.38%
			11/30/18	226,986	226,183

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	201,574	201,574	02/15/41	150,817	205,618

There is also $234,528 in segregated cash held as collateral.

7. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal refl ects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The table on page 131 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2014.

8. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Nova Fund	x	x	x
S&P 500 Fund	x	x	—
Inverse S&P 500 Strategy Fund	x	x	—
Inverse NASDAQ-100® Strategy Fund	x	x	—
Mid-Cap 1.5x Strategy Fund	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	—
Russell 2000® 1.5x Strategy Fund	x	x	x
Russell 2000® Fund	x	x	—
Inverse Russell 2000® Strategy Fund	x	x	—
Government Long Bond 1.2x Strategy Fund	x	x	x
High Yield Strategy Fund	x	x	—
Inverse High Yield Strategy Fund	x	x	—

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's Net Assets on a daily basis
Fund	Long	Short
Nova Fund	90%	—
S&P 500® Fund	20%	—
Inverse S&P 500® Strategy Fund	—	100%
Inverse NASDAQ-100® Strategy Fund	—	100%
Mid-Cap 1.5x Strategy Fund	75%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 1.5x Strategy Fund	120%	—
Russell 2000® Fund	40%	—
Inverse Russell 2000® Strategy Fund	—	100%
Government Long Bond 1.2x Strategy Fund	75%	—
High Yield Strategy Fund*	80%	—
Inverse High Yield Strategy Fund*	—	100%

*
These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross derivative instrument exposure is 150% and 185% for the High Yield Strategy Fund and Inverse High Yield Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2014
Nova Fund	$—	$7,581	$—	$—	$7,581
S&P 500® Fund	—	7,147	—	—	7,147
Inverse S&P 500® Strategy Fund	3,463	5,887	—	—	9,350
Inverse NASDAQ-100® Strategy Fund	64,317	1,712	—	—	66,029
Inverse Mid-Cap Strategy Fund	3,045	41,151	—	—	44,196
Inverse Russell 2000® Strategy Fund	72,820	197,194	—	—	270,014
Government Long Bond 1.2x Strategy Fund	—	—	2,779,551	—	2,779,551
High Yield Strategy Fund	—	—	25,718	37,189	62,907
Inverse High Yield Strategy Fund	—	—	86,347	744,708	831,055

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2014
Nova Fund	$686,745	$278,588	$—	$—	$965,333
S&P 500® Fund	42,745	95,862	—	—	138,607
Inverse S&P 500® Strategy Fund	—	288,388	—	—	288,388
Inverse NASDAQ-100® Strategy Fund	—	65,966	—	—	65,966
Mid-Cap 1.5x Strategy Fund	924	101,809	—	—	102,733
Russell 2000® 1.5x Strategy Fund	75,363	150,932	—	—	226,295
Russell 2000® Fund	180,520	22,283	—	—	202,803
High Yield Strategy Fund	—	—	—	82,594	82,594

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended September 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$3,737,986	$3,500,877	$—	$—	$7,238,863
S&P 500® Fund	262,484	2,597,009	—	—	2,859,493
Inverse S&P 500® Strategy Fund	(129,732)	(7,424,255)	—	—	(7,553,987)
Inverse NASDAQ-100® Strategy Fund	9,892	(1,661,582)	—	—	(1,651,690)
Mid-Cap 1.5x Strategy Fund	291,085	(286,562)	—	—	4,523
Inverse Mid-Cap Strategy Fund	(28,607)	(30,255)	—	—	(58,862)
Russell 2000® 1.5x Strategy Fund	(138,592)	(904,881)	—	—	(1,043,473)
Russell 2000® Fund	(466,783)	387,178	—	—	(79,605)
Inverse Russell 2000® Strategy Fund	222,534	75,118	—	—	297,652
Government Long Bond 1.2x Strategy Fund	—	—	2,094,168	—	2,094,168
High Yield Strategy Fund	—	—	(626,493)	(983,494)	(1,609,987)
Inverse High Yield Strategy Fund	—	—	(218,464)	(775,638)	(994,102)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$(959,002)	$(607,610)	$—	$—	$(1,566,612)
S&P 500® Fund	(517,616)	(699,081)	—	—	(1,216,697)
Inverse S&P 500® Strategy Fund	66,454	306,618	—	—	373,072
Inverse NASDAQ-100® Strategy Fund	64,317	(84,579)	—	—	(20,262)
Mid-Cap 1.5x Strategy Fund	(55,802)	(250,106)	—	—	(305,908)
Inverse Mid-Cap Strategy Fund	3,045	94,418	—	—	97,463
Russell 2000® 1.5x Strategy Fund	27,250	(244,208)	—	—	(216,958)
Russell 2000® Fund	(110,100)	(79,351)	—	—	(189,451)
Inverse Russell 2000® Strategy Fund	72,820	387,797	—	—	460,617
Government Long Bond 1.2x Strategy Fund	—	—	2,490,203	—	2,490,203
High Yield Strategy Fund	—	—	521,130	(337,059)	184,071
Inverse High Yield Strategy Fund	—	—	60,686	768,411	829,097

9. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[2]	Net Amount
Nova Fund	Swap equity contracts	$7,581	$—	$7,581	$—	$—	$7,581
S&P 500® Fund	Swap equity contracts	7,147	—	7,147	—	—	7,147
Inverse S&P 500® Strategy Fund	Swap equity contracts	5,887	—	5,887	—	—	5,887
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	1,712	—	1,712	—	—	1,712
Inverse Mid-Cap Strategy Fund	Swap equity contracts	41,151	—	41,151	—	—	41,151
Inverse Russell 2000® Strategy Fund	Swap equity contracts	197,194	—	197,194	—	—	197,194

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount
Nova Fund	Swap equity contracts	$278,588	$—	$278,588	$—	$—	$278,588
S&P 500® Fund	Swap equity contracts	95,862	—	95,862	—	—	95,862
Inverse S&P 500® Strategy Fund	Swap equity contracts	288,388	—	288,388	—	—	288,388
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	65,966	—	65,966	—	—	65,966
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	101,809	—	101,809	—	—	101,809
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	150,932	—	150,932	—	—	150,932
Russell 2000® Fund	Swap equity contracts	22,283	—	22,283	—	—	22,283

[1]	Exchange–traded futures and centrally cleared swaps are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

10. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Nova Fund	$97,497,611	$24,237,285	$(282,884)	$23,954,401
S&P 500® Fund	195,267,416	63,753,968	(1,412,414)	62,341,554
Inverse S&P 500® Strategy Fund	76,561,074	2,502	(67,720)	(65,218)
NASDAQ-100® Fund	414,818,886	356,385,639	(899,483)	355,486,156
Inverse NASDAQ-100® Strategy Fund	14,792,328	—	(7,706)	(7,706)
Mid-Cap 1.5x Strategy Fund	15,715,522	4,260,462	(293,625)	3,966,837
Inverse Mid-Cap Strategy Fund	4,748,686	—	(2,408)	(2,408)
Russell 2000® 1.5x Strategy Fund	10,781,016	927,002	(33,919)	893,083
Russell 2000® Fund	20,916,415	—	(1,096,116)	(1,096,116)
Inverse Russell 2000® Strategy Fund	28,697,240	—	(19,022)	(19,022)
Government Long Bond 1.2x Strategy Fund	158,022,531	—	(2,824,232)	(2,824,232)
High Yield Strategy Fund	26,541,504	68,272	(80,919)	(12,647)
Inverse High Yield Strategy Fund	90,461,213	1	(28,961)	(28,960)
U.S. Government Money Market Fund	915,631,272	1,675	(1,675)	—

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$153,815,120	$173,054,020
S&P 500® Fund	339,737,484	291,467,208
Inverse S&P 500® Strategy Fund	—	—
Inverse NASDAQ-100® Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	26,827,831	30,300,181
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 1.5x Strategy Fund	25,138,069	36,113,724
Russell 2000® Fund	71,336,856	94,357,609
Inverse Russell 2000® Strategy Fund	—	—
High Yield Strategy Fund	73,620,948	91,147,767
Inverse High Yield Strategy Fund	21,023,364	500,000
U.S. Government Money Market Fund	9,995,888	20,000,000

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of government securities were:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$1,131,185,880	$1,119,337,776

12. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

Transactions during the period ended September 30, 2014, in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 03/31/14	Additions	Reductions	Value 09/30/14	Shares 09/30/14	Investment Income	Realized Loss
Inverse High Yield Strategy Fund
Guggenheim Strategy Fund II	$—	$21,023,364	$500,000	$20,504,475	823,473	$37,907	$(1,408)

13. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. On September 30, 2014, the Mid-Cap 1.5x Strategy Fund borrowed $1,249,000 under this agreement. The Funds did not have any borrowings under this agreement at September 30, 2014.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2014, were as follows:

Fund	Average Daily Balance
Nova Fund	$7,601
S&P 500® Fund	26,446
Inverse S&P 500® Strategy Fund	112,371
Mid-Cap 1.5x Strategy Fund	7,081
Inverse Mid-Cap Strategy Fund	11,810
Russell 2000® 1.5x Strategy Fund	58,369
Russell 2000® Fund	61,846
Inverse Russell 2000® Strategy Fund	14,788
Government Long Bond 1.2x Strategy Fund	415,537
High Yield Strategy Fund	16,527
U.S. Government Money Market Fund	110,428

14. Reverse Share Splits

A reverse share split occurred for the following funds:

Fund	Effective Date	Split Type
Inverse NASDAQ-100® Strategy Fund	February 21, 2014	One-for-Five Reverse Split
Inverse Mid-Cap Strategy Fund	February 7, 2014	One-for-Three Reverse Split
Inverse Russell 2000® Strategy Fund	February 7, 2014	One-for-Three Reverse Split
Government Long Bond 1.2x Strategy Fund	February 7, 2014	One-for-Three Reverse Split

15. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. If the Court agrees to certify a defendant class, a judgment could bind all members of the group (whether or not individually named in the litigation). The defendants plan to oppose the motion.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion in late December 2014.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
 (Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
 Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
 Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement

At in-person meetings of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 15 and June 4, 2014 (each, a “Meeting” and, together, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board’s consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board’s responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Advisor’s profitability with respect to its Fund-related operations; (h) the Advisor’s compliance systems; (i) the Advisor’s policies and compliance procedures applicable to personal securities transactions; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds’ fees, expenses and total return performance to those of comparable funds in the Funds’ peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds’ and peer funds’ actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor’s representation

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

OTHER INFORMATION (Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•	Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor’s affiliates and the fees paid to the Advisor’s affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 171

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9.30.2014

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund

Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

RBENF2-SEMI-0914x0315	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® PURE GROWTH FUND	9
S&P 500® PURE VALUE FUND	16
S&P MIDCAP 400® PURE GROWTH FUND	23
S&P MIDCAP 400® PURE VALUE FUND	30
S&P SMALLCAP 600® PURE GROWTH FUND	37
S&P SMALLCAP 600® PURE VALUE FUND	45
EUROPE 1.25x STRATEGY FUND	53
JAPAN 2x STRATEGY FUND	60
STRENGTHENING DOLLAR 2x STRATEGY FUND	66
WEAKENING DOLLAR 2x STRATEGY FUND	72
NOTES TO FINANCIAL STATEMENTS	78
OTHER INFORMATION	91
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	94
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	97

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ended September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was, on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor’s.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund
A-Class	1.52%	5.39%	$1,000.00	$1,053.90	$7.83
C-Class	2.27%	4.99%	1,000.00	1,049.90	11.67
H-Class	1.52%	5.39%	1,000.00	1,053.90	7.83
S&P 500® Pure Value Fund
A-Class	1.52%	3.20%	1,000.00	1,032.00	7.74
C-Class	2.27%	2.82%	1,000.00	1,028.20	11.54
H-Class	1.52%	3.20%	1,000.00	1,032.00	7.74
S&P MidCap 400® Pure Growth Fund
A-Class	1.52%	(1.11%)	1,000.00	988.90	7.58
C-Class	2.27%	(1.48%)	1,000.00	985.20	11.30
H-Class	1.52%	(1.11%)	1,000.00	988.90	7.58
S&P MidCap 400® Pure Value Fund
A-Class	1.52%	(0.67%)	1,000.00	993.30	7.60
C-Class	2.27%	(1.04%)	1,000.00	989.60	11.32
H-Class	1.52%	(0.67%)	1,000.00	993.30	7.60
S&P SmallCap 600® Pure Growth Fund
A-Class	1.52%	(4.36%)	1,000.00	956.40	7.45
C-Class	2.27%	(4.73%)	1,000.00	952.70	11.11
H-Class	1.52%	(4.38%)	1,000.00	956.20	7.45
S&P SmallCap 600® Pure Value Fund
A-Class	1.52%	(7.56%)	1,000.00	924.40	7.33
C-Class	2.27%	(7.89%)	1,000.00	921.10	10.93
H-Class	1.52%	(7.55%)	1,000.00	924.50	7.33
Europe 1.25x Strategy Fund
A-Class	1.74%	(4.02%)	1,000.00	959.80	8.55
C-Class	2.49%	(4.38%)	1,000.00	956.20	12.21
H-Class	1.73%	(4.06%)	1,000.00	959.40	8.50
Japan 2x Strategy Fund
A-Class	1.57%	3.99%	1,000.00	1,039.90	8.03
C-Class	2.32%	3.95%	1,000.00	1,039.50	11.86
H-Class	1.57%	3.97%	1,000.00	1,039.70	8.03
Strengthening Dollar 2x Strategy Fund
A-Class	1.71%	13.19%	1,000.00	1,131.90	9.14
C-Class	2.46%	12.76%	1,000.00	1,127.60	13.12
H-Class	1.72%	13.19%	1,000.00	1,131.90	9.19
Weakening Dollar 2x Strategy Fund
A-Class	1.71%	(13.16%)	1,000.00	868.40	8.01
C-Class	2.46%	(13.45%)	1,000.00	865.50	11.50
H-Class	1.71%	(13.12%)	1,000.00	868.80	8.01

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund
A-Class	1.52%	5.00%	$1,000.00	$1,017.45	$7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P 500® Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P MidCap 400® Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P MidCap 400® Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P SmallCap 600® Pure Growth Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
S&P SmallCap 600® Pure Value Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.27%	5.00%	1,000.00	1,013.69	11.46
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Europe 1.25x Strategy Fund
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Japan 2x Strategy Fund
A-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
C-Class	2.32%	5.00%	1,000.00	1,013.44	11.71
H-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
Strengthening Dollar 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Weakening Dollar 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2014

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Southwest Airlines Co.	2.2%
Vertex Pharmaceuticals, Inc.	2.2%
Facebook, Inc. — Class A	2.2%
Keurig Green Mountain, Inc.	2.1%
Actavis plc	2.0%
Netflix, Inc.	1.9%
Huntington Bancshares, Inc.	1.9%
Chipotle Mexican Grill, Inc. — Class A	1.8%
Safeway, Inc.	1.8%
Celgene Corp.	1.8%
Top Ten Total	19.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER, NON-CYCLICAL - 27.0%
Vertex Pharmaceuticals, Inc.*	31,283	$3,513,393
Keurig Green Mountain, Inc.	25,550	3,324,822
Actavis plc*	13,010	3,139,053
Safeway, Inc.	84,030	2,882,229
Celgene Corp.*	30,362	2,877,710
Gilead Sciences, Inc.*	26,288	2,798,358
Regeneron Pharmaceuticals, Inc.*	7,175	2,586,731
Constellation Brands, Inc. — Class A*	25,688	2,238,966
Biogen Idec, Inc.*	6,299	2,083,772
United Rentals, Inc.*	16,200	1,799,820
Allergan, Inc.	9,860	1,756,953
Universal Health Services, Inc. — Class B	16,100	1,682,450
Alliance Data Systems Corp.*	6,620	1,643,547
Alexion Pharmaceuticals, Inc.*	8,820	1,462,532
Moody’s Corp.	15,123	1,429,124
Boston Scientific Corp.*	116,720	1,378,463
Cigna Corp.	13,660	1,238,825
Robert Half International, Inc.	24,200	1,185,800
MasterCard, Inc. — Class A	14,190	1,048,925
Monster Beverage Corp.*	10,646	975,919
Perrigo Company plc	5,490	824,543
St. Jude Medical, Inc.	11,160	671,051
Coca-Cola Enterprises, Inc.	13,140	582,890
Total Consumer, Non-cyclical		43,125,876

CONSUMER, CYCLICAL - 19.4%
Southwest Airlines Co.	105,724	3,570,298
Chipotle Mexican Grill, Inc. — Class A*	4,410	2,939,662
Under Armour, Inc. — Class A*	38,190	2,638,929
Delta Air Lines, Inc.	61,870	2,236,601
Michael Kors Holdings Ltd.*	28,300	2,020,337
Wynn Resorts Ltd.	9,901	1,852,279
Harman International Industries, Inc.	18,640	1,827,466
Goodyear Tire & Rubber Co.	72,250	1,631,766
Wyndham Worldwide Corp.	15,940	1,295,284
PACCAR, Inc.	20,750	1,180,156
Fossil Group, Inc.*	12,220	1,147,458
Tractor Supply Co.	17,260	1,061,663
NIKE, Inc. — Class B	11,250	1,003,500
BorgWarner, Inc.	15,298	804,828
Johnson Controls, Inc.	18,180	799,920
VF Corp.	12,070	796,982
Dollar Tree, Inc.*	12,440	697,511
O’Reilly Automotive, Inc.*	4,330	651,059
Starbucks Corp.	8,070	608,962
Bed Bath & Beyond, Inc.*	8,630	568,113
Mohawk Industries, Inc.*	4,040	544,673
TJX Companies, Inc.	8,848	523,536
Harley-Davidson, Inc.	8,820	513,324
Total Consumer, Cyclical		30,914,307

COMMUNICATIONS - 16.4%
Facebook, Inc. — Class A*	43,790	3,461,162
Netflix, Inc.*	6,835	3,083,814
TripAdvisor, Inc.*	30,867	2,821,861
Priceline Group, Inc.*	1,831	2,121,360
News Corp. — Class A*	125,170	2,046,530
VeriSign, Inc.*	32,180	1,773,762
DIRECTV*	19,809	1,713,875
Amazon.com, Inc.*	4,184	1,349,089
Comcast Corp. — Class A	24,190	1,300,938
Interpublic Group of Companies, Inc.	52,630	964,182
Google, Inc. — Class A*	1,499	882,026
Google, Inc. — Class C*	1,499	865,463
Yahoo!, Inc.*	18,249	743,647
CBS Corp. — Class B	13,280	710,480
Viacom, Inc. — Class B	8,950	688,613
Time Warner Cable, Inc.	4,530	650,010
Discovery Communications, Inc. — Class A*	11,883	449,177
Discovery Communications, Inc. — Class C*	11,883	442,998
Total Communications		26,068,987

FINANCIAL - 13.2%
Huntington Bancshares, Inc.	313,207	3,047,503
KeyCorp	163,480	2,179,188
Comerica, Inc.	40,510	2,019,829
Fifth Third Bancorp	92,060	1,843,041
Prudential Financial, Inc.	20,860	1,834,429
Discover Financial Services	25,210	1,623,272
Ameriprise Financial, Inc.	12,550	1,548,420
Charles Schwab Corp.	41,750	1,227,033
Affiliated Managers Group, Inc.*	5,500	1,101,980
Torchmark Corp.	14,890	779,789
BlackRock, Inc. — Class A	2,170	712,454
Invesco Ltd.	17,740	700,375
Macerich Co.	10,470	668,300
Visa, Inc. — Class A	3,079	656,966
American Express Co.	7,370	645,170
Intercontinental Exchange, Inc.	2,470	481,774
Total Financial		21,069,523

TECHNOLOGY - 9.2%
Seagate Technology plc	41,187	2,358,779
Western Digital Corp.	21,140	2,057,345
First Solar, Inc.*	25,150	1,655,122
Cognizant Technology Solutions Corp. — Class A*	28,402	1,271,558
Electronic Arts, Inc.*	31,890	1,135,603
SanDisk Corp.	10,550	1,033,373
salesforce.com, Inc.*	16,506	949,590
QUALCOMM, Inc.	11,868	887,370
Micron Technology, Inc.*	25,640	878,426
Cerner Corp.*	14,544	866,386
Pitney Bowes, Inc.	30,420	760,196

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P 500® PURE GROWTH FUND

	Shares	Value

Fidelity National Information Services, Inc.	13,160	$740,908
Total Technology		14,594,656

ENERGY - 7.6%
Halliburton Co.	28,860	1,861,759
Helmerich & Payne, Inc.	17,660	1,728,384
EOG Resources, Inc.	17,060	1,689,280
Pioneer Natural Resources Co.	8,548	1,683,700
Cabot Oil & Gas Corp. — Class A	44,920	1,468,435
Noble Energy, Inc.	11,960	817,586
Range Resources Corp.	11,990	813,042
Schlumberger Ltd.	7,310	743,354
Kinder Morgan, Inc.1	17,280	662,515
Equities Corp.	7,090	649,019
Total Energy		12,117,074

INDUSTRIAL - 3.7%
Textron, Inc.	43,850	1,578,161
Sealed Air Corp.	36,320	1,266,842
Boeing Co.	7,050	898,029
Thermo Fisher Scientific, Inc.	7,120	866,504
Flowserve Corp.	9,490	669,235
Precision Castparts Corp.	2,780	658,526
Total Industrial		5,937,297

BASIC MATERIALS - 3.0%
LyondellBasell Industries N.V. — Class A	20,820	2,262,301
Ecolab, Inc.	10,104	1,160,242
Eastman Chemical Co.	10,122	818,769
PPG Industries, Inc.	3,113	612,452
Total Basic Materials		4,853,764

Total Common Stocks
(Cost $125,326,809)		158,681,484

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$486,002	486,002
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	284,170	284,170
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	200,952	200,952
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	125,393	125,393
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	748	748
Total Repurchase Agreements
(Cost $1,097,265)		1,097,265

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	373,228	373,228
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	61,185	61,185
Total Securities Lending Collateral
(Cost $434,413)		434,413

Total Investments - 100.5%
(Cost $126,858,487)		$160,213,162
Other Assets & Liabilities, net - (0.5)%		(824,046)
Total Net Assets - 100.0%		$159,389,116

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $490,752 of securities loaned (cost $125,326,809)	$158,681,484
Repurchase agreements, at value (cost $1,531,678)	1,531,678
Total investments (cost $126,858,487)	160,213,162
Segregated cash with broker	71,187
Receivables:
Fund shares sold	96,343
Dividends	93,684
Securities lending income	34
Total assets	160,474,410

Liabilities:
Payable for:
Upon return of securities loaned	505,600
Fund shares redeemed	288,637
Management fees	102,661
Distribution and service fees	46,504
Transfer agent and administrative fees	34,220
Portfolio accounting fees	13,688
Miscellaneous	93,984
Total liabilities	1,085,294
Net assets	$159,389,116

Net assets consist of:
Paid in capital	$132,938,644
Accumulated net investment loss	(634,532)
Accumulated net realized loss on investments	(6,269,671)
Net unrealized appreciation on investments	33,354,675
Net assets	$159,389,116

A-Class:
Net assets	$22,188,438
Capital shares outstanding	414,360
Net asset value per share	$53.55
Maximum offering price per share (Net asset value divided by 95.25%)	$56.22

C-Class:
Net assets	$20,019,735
Capital shares outstanding	405,071
Net asset value per share	$49.42

H-Class:
Net assets	$117,180,943
Capital shares outstanding	2,188,656
Net asset value per share	$53.54

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$668,404
Interest	93
Income from securities lending, net	33
Total investment income	668,530

Expenses:
Management fees	609,214
Transfer agent and administrative fees	203,071
Distribution and service fees:
A-Class	33,538
C-Class	90,530
H-Class	146,901
Portfolio accounting fees	81,228
Custodian fees	9,481
Trustees’ fees*	6,123
Line of credit interest expense	144
Miscellaneous	122,832
Total expenses	1,303,062
Net investment loss	(634,532)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,669,855)
Net realized loss	(2,669,855)
Net change in unrealized appreciation (depreciation) on:
Investments	7,421,216
Net change in unrealized appreciation (depreciation)	7,421,216
Net realized and unrealized gain	4,751,361
Net increase in net assets resulting from operations	$4,116,829

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(634,532)	$(647,036)
Net realized gain (loss) on investments	(2,669,855)	9,974,053
Net change in unrealized appreciation (depreciation) on investments	7,421,216	8,963,993
Net increase in net assets resulting from operations	4,116,829	18,291,010

Capital share transactions:
Proceeds from sale of shares
A-Class	25,268,854	37,301,868
C-Class	7,963,491	12,501,975
H-Class	216,599,490	636,709,145
Cost of shares redeemed
A-Class	(24,375,481)	(35,975,939)
C-Class	(5,780,998)	(7,186,094)
H-Class	(204,925,689)	(597,296,078)
Net increase from capital share transactions	14,749,667	46,054,877
Net increase in net assets	18,866,496	64,345,887

Net assets:
Beginning of period	140,522,620	76,176,733
End of period	$159,389,116	$140,522,620
Accumulated net investment loss/Undistributed net investment income at end of period	$(634,532)	$—

Capital share activity:
Shares sold
A-Class	482,562	826,973
C-Class	162,881	292,518
H-Class	4,097,369	14,083,714
Shares redeemed
A-Class	(461,419)	(819,808)
C-Class	(119,883)	(170,107)
H-Class	(3,946,264)	(13,397,258)
Net increase in shares	215,246	816,032

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$50.81	$38.86	$34.54	$33.15	$26.51	$15.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.23)	(.13)	(.20)	(.18)	(.18)
Net gain (loss) on investments (realized and unrealized)	2.91	12.18	4.45	1.82	6.82	10.87
Total from investment operations	2.74	11.95	4.32	1.62	6.64	10.69
Less distributions from:
Net realized gains	—	—	—	(.23)	—	—
Total distributions	—	—	—	(.23)	—	—
Net asset value, end of period	$53.55	$50.81	$38.86	$34.54	$33.15	$26.51

Total Return[c]	5.39%	30.75%	12.51%	4.96%	25.05%	67.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,188	$19,978	$15,001	$2,846	$2,704	$1,774
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.51%)	(0.38%)	(0.62%)	(0.65%)	(0.81%)
Total expenses	1.52%	1.52%	1.51%	1.52%	1.53%	1.52%
Portfolio turnover rate	112%	594%	421%	586%	808%	699%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$47.07	$36.27	$32.48	$31.42	$25.32	$15.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.34)	(.52)	(.38)	(.41)	(.41)	(.30)
Net gain (loss) on investments (realized and unrealized)	2.69	11.32	4.17	1.70	6.51	10.39
Total from investment operations	2.35	10.80	3.79	1.29	6.10	10.09
Less distributions from:
Net realized gains	—	—	—	(.23)	—	—
Total distributions	—	—	—	(.23)	—	—
Net asset value, end of period	$49.42	$47.07	$36.27	$32.48	$31.42	$25.32

Total Return[c]	4.99%	29.78%	11.70%	4.15%	24.09%	66.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,020	$17,042	$8,692	$11,623	$8,384	$6,494
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.24%)	(1.19%)	(1.35%)	(1.53%)	(1.40%)
Total expenses	2.27%	2.27%	2.25%	2.26%	2.29%	2.28%
Portfolio turnover rate	112%	594%	421%	586%	808%	699%

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$50.80	$38.84	$34.52	$33.13	$26.50	$15.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.23)	(.15)	(.19)	(.26)	(.14)
Net gain (loss) on investments (realized and unrealized)	2.93	12.19	4.47	1.81	6.89	10.83
Total from investment operations	2.74	11.96	4.32	1.62	6.63	10.69
Less distributions from:
Net realized gains	—	—	—	(.23)	—	—
Total distributions	—	—	—	(.23)	—	—
Net asset value, end of period	$53.54	$50.80	$38.84	$34.52	$33.13	$26.50

Total Return[c]	5.39%	30.79%	12.51%	4.96%	25.02%	67.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,181	$103,502	$52,483	$36,627	$38,831	$15,874
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.50%)	(0.43%)	(0.59%)	(0.89%)	(0.60%)
Total expenses	1.52%	1.52%	1.50%	1.51%	1.55%	1.53%
Portfolio turnover rate	112%	594%	421%	586%	808%	699%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	September 30, 2014

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Alcoa, Inc.	2.9%
Berkshire Hathaway, Inc. — Class B	2.4%
WellPoint, Inc.	2.4%
Archer-Daniels-Midland Co.	1.8%
Humana, Inc.	1.8%
Nabors Industries Ltd.	1.7%
Valero Energy Corp.	1.6%
Tyson Foods, Inc. — Class A	1.6%
Assurant, Inc.	1.6%
Xerox Corp.	1.5%
Top Ten Total	19.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

FINANCIAL - 25.4%
Berkshire Hathaway, Inc. — Class B*	27,180	$3,754,645
Assurant, Inc.	37,983	2,442,306
Hartford Financial Services Group, Inc.	54,463	2,028,747
American International Group, Inc.	36,986	1,997,984
XL Group plc — Class A	58,394	1,936,929
Unum Group	56,307	1,935,835
Allstate Corp.	31,500	1,933,155
Genworth Financial, Inc. — Class A*	144,690	1,895,439
MetLife, Inc.	34,584	1,857,852
Capital One Financial Corp.	18,455	1,506,297
Morgan Stanley	41,856	1,446,961
SunTrust Banks, Inc.	35,237	1,340,063
Bank of America Corp.	77,755	1,325,723
Loews Corp.	31,206	1,300,042
Goldman Sachs Group, Inc.	6,703	1,230,470
PNC Financial Services Group, Inc.	14,245	1,219,087
JPMorgan Chase & Co.	19,999	1,204,740
Travelers Companies, Inc.	12,610	1,184,583
Bank of New York Mellon Corp.	27,734	1,074,138
ACE Ltd.	10,240	1,073,869
NASDAQ OMX Group, Inc.	25,085	1,064,106
Hudson City Bancorp, Inc.	84,320	819,590
BB&T Corp.	20,650	768,387
Wells Fargo & Co.	12,980	673,273
Chubb Corp.	7,090	645,757
Cincinnati Financial Corp.	12,810	602,711
M&T Bank Corp.	4,570	563,435
Progressive Corp.	21,870	552,874
Aflac, Inc.	8,840	514,930
Total Financial		39,893,928

UTILITIES - 16.3%
NRG Energy, Inc.	71,745	2,186,788
Exelon Corp.	60,585	2,065,344
Pepco Holdings, Inc.	72,697	1,945,372
Entergy Corp.	24,795	1,917,397
Integrys Energy Group, Inc.	25,940	1,681,431
FirstEnergy Corp.	35,820	1,202,477
Edison International	21,352	1,194,004
AES Corp.	76,969	1,091,420
PG&E Corp.	23,704	1,067,628
Consolidated Edison, Inc.	18,182	1,030,192
Xcel Energy, Inc.	32,445	986,328
DTE Energy Co.	12,602	958,760
SCANA Corp.	19,280	956,481
Public Service Enterprise Group, Inc.	25,600	953,344
PPL Corp.	27,306	896,729
AGL Resources, Inc.	17,420	894,343
Pinnacle West Capital Corp.	15,845	865,771
Duke Energy Corp.	11,433	854,845
Northeast Utilities	18,338	812,373
American Electric Power Company, Inc.	14,783	771,820
TECO Energy, Inc.	41,090	714,144
CMS Energy Corp.	21,857	648,279
Total Utilities		25,695,270

CONSUMER, NON-CYCLICAL - 14.8%
WellPoint, Inc.	31,278	3,741,474
Archer-Daniels-Midland Co.	54,950	2,807,945
Humana, Inc.	21,451	2,794,851
Tyson Foods, Inc. — Class A	62,213	2,449,326
Aetna, Inc.	23,618	1,913,058
Kroger Co.	35,170	1,828,840
UnitedHealth Group, Inc.	15,887	1,370,254
Cardinal Health, Inc.	17,089	1,280,308
Sysco Corp.	33,732	1,280,129
Express Scripts Holding Co.*	17,368	1,226,702
Molson Coors Brewing Co. — Class B	15,118	1,125,384
ConAgra Foods, Inc.	16,450	543,508
Quest Diagnostics, Inc.	8,660	525,489
Avery Dennison Corp.	10,420	465,253
Total Consumer, Non-cyclical		23,352,521

ENERGY - 14.3%
Nabors Industries Ltd.	118,448	2,695,876
Valero Energy Corp.	53,739	2,486,503
Phillips 66	28,741	2,336,931
Hess Corp.	23,491	2,215,671
Murphy Oil Corp.	38,050	2,165,426
Tesoro Corp.	34,510	2,104,420
Apache Corp.	12,470	1,170,559
Baker Hughes, Inc.	15,735	1,023,719
Chevron Corp.	7,920	945,014
Marathon Oil Corp.	24,981	939,036
Denbury Resources, Inc.	58,700	882,261
Transocean Ltd.1	24,294	776,679
Ensco plc — Class A	18,347	757,915
ConocoPhillips	9,702	742,397
Noble Corporation plc	28,978	643,891
Exxon Mobil Corp.	6,500	611,325
Total Energy		22,497,623

CONSUMER, CYCLICAL - 10.1%
General Motors Co.	49,239	1,572,693
AutoNation, Inc.*	30,538	1,536,367
Staples, Inc.	126,579	1,531,606
Kohl’s Corp.	23,381	1,426,943
Ford Motor Co.	89,769	1,327,683
CVS Health Corp.	15,218	1,211,201
Target Corp.	18,612	1,166,600
DR Horton, Inc.	52,670	1,080,788
Carnival Corp.	23,851	958,095
Whirlpool Corp.	6,368	927,499
Wal-Mart Stores, Inc.	12,000	917,640
PulteGroup, Inc.	48,130	849,976

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P 500® PURE VALUE FUND

	Shares	Value

Costco Wholesale Corp.	6,031	$755,805
Macy’s, Inc.	11,884	691,411
Total Consumer, Cyclical		15,954,307

INDUSTRIAL - 6.5%
Jabil Circuit, Inc.	110,361	2,225,981
Ryder System, Inc.	19,193	1,726,794
L-3 Communications Holdings, Inc.	13,864	1,648,707
Fluor Corp.	15,600	1,041,924
Jacobs Engineering Group, Inc.*	20,165	984,455
Joy Global, Inc.	13,800	752,652
Bemis Company, Inc.	16,780	637,976
Stanley Black & Decker, Inc.	6,580	584,238
Deere & Co.	7,110	582,949
Total Industrial		10,185,676

BASIC MATERIALS - 5.7%
Alcoa, Inc.	283,751	4,565,553
Allegheny Technologies, Inc.	26,770	993,167
Dow Chemical Co.	17,379	911,355
International Paper Co.	15,120	721,829
Mosaic Co.	15,410	684,358
Freeport-McMoRan, Inc.	16,624	542,774
Nucor Corp.	9,680	525,430
Total Basic Materials		8,944,466

TECHNOLOGY - 4.1%
Xerox Corp.	182,417	2,413,377
Hewlett-Packard Co.	68,037	2,413,272
Computer Sciences Corp.	25,592	1,564,951
Total Technology		6,391,600

COMMUNICATIONS - 2.4%
Frontier Communications Corp.1	226,586	1,475,075
CenturyLink, Inc.	30,183	1,234,183
Corning, Inc.	53,594	1,036,508
Total Communications		3,745,766

Total Common Stocks
(Cost $133,440,170)		156,661,157

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.4%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$270,686	270,686
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	158,274	158,274
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	111,923	111,923
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	69,839	69,839
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	416	416
Total Repurchase Agreements
(Cost $611,138)		611,138

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	1,289,153	1,289,153
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	211,337	211,337
Total Securities Lending Collateral
(Cost $1,500,490)		1,500,490

Total Investments - 101.0%
(Cost $135,551,798)		$158,772,785
Other Assets & Liabilities, net - (1.0)%		(1,639,045)
Total Net Assets - 100.0%		$157,133,740

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
plc — Public Limited Company

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,682,463 of securities loaned (cost $133,440,170)	$156,661,157
Repurchase agreements, at value (cost $2,111,628)	2,111,628
Total investments (cost $135,551,798)	158,772,785
Segregated cash with broker	245,885
Cash	18,854
Receivables:
Dividends	187,148
Fund shares sold	80,757
Securities lending income	741
Total assets	159,306,170

Liabilities:
Payable for:
Upon return of securities loaned	1,746,375
Fund shares redeemed	121,092
Management fees	108,772
Distribution and service fees	40,786
Transfer agent and administrative fees	36,257
Portfolio accounting fees	14,503
Miscellaneous	104,645
Total liabilities	2,172,430
Net assets	$157,133,740

Net assets consist of:
Paid in capital	$135,088,661
Undistributed net investment income	701,901
Accumulated net realized loss on investments	(1,877,809)
Net unrealized appreciation on investments	23,220,987
Net assets	$157,133,740

A-Class:
Net assets	$21,636,550
Capital shares outstanding	148,276
Net asset value per share	$145.92
Maximum offering price per share (Net asset value divided by 95.25%)	$153.20

C-Class:
Net assets	$7,532,491
Capital shares outstanding	57,148
Net asset value per share	$131.81

H-Class:
Net assets	$127,964,699
Capital shares outstanding	873,870
Net asset value per share	$146.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$2,159,536
Income from securities lending, net	4,249
Interest	109
Total investment income	2,163,894

Expenses:
Management fees	772,647
Transfer agent and administrative fees	257,549
Distribution and service fees:
A-Class	30,411
C-Class	36,176
H-Class	218,094
Portfolio accounting fees	102,833
Custodian fees	12,034
Trustees’ fees*	6,083
Line of credit interest expense	140
Miscellaneous	156,870
Total expenses	1,592,837
Net investment income	571,057

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,239,845)
Net realized loss	(2,239,845)
Net change in unrealized appreciation (depreciation) on:
Investments	7,278,299
Net change in unrealized appreciation (depreciation)	7,278,299
Net realized and unrealized gain	5,038,454
Net increase in net assets resulting from operations	$5,609,511

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$571,057	$298,766
Net realized gain (loss) on investments	(2,239,845)	17,670,652
Net change in unrealized appreciation (depreciation) on investments	7,278,299	1,013,121
Net increase in net assets resulting from operations	5,609,511	18,982,539

Distributions to shareholders from:
Net investment income
A-Class	—	(4,543)
C-Class	—	(9,295)
H-Class	—	(154,084)
Net realized gains
A-Class	—	(112,508)
C-Class	—	(230,200)
H-Class	—	(3,815,942)
Total distributions to shareholders	—	(4,326,572)

Capital share transactions:
Proceeds from sale of shares
A-Class	42,240,163	5,628,794
C-Class	7,378,025	5,902,053
H-Class	317,205,775	369,062,897
Distributions reinvested
A-Class	—	106,616
C-Class	—	225,859
H-Class	—	3,914,756
Cost of shares redeemed
A-Class	(25,769,042)	(3,047,246)
C-Class	(5,061,540)	(5,327,015)
H-Class	(308,978,550)	(349,827,346)
Net increase from capital share transactions	27,014,831	26,639,368
Net increase in net assets	32,624,342	41,295,335

Net assets:
Beginning of period	124,509,398	83,214,063
End of period	$157,133,740	$124,509,398
Undistributed net investment income at end of period	$701,901	$130,844

Capital share activity:
Shares sold
A-Class	292,203	42,301
C-Class	56,136	50,818
H-Class	2,175,702	2,933,227
Shares issued from reinvestment of distributions
A-Class	—	798
C-Class	—	1,860
H-Class	—	29,199
Shares redeemed
A-Class	(175,294)	(23,402)
C-Class	(38,696)	(46,452)
H-Class	(2,112,228)	(2,852,369)
Net increase in shares	197,823	135,980

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$141.39	$111.68	$93.49	$90.21	$79.66	$35.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.53	.61	.58	.30	.01	.26
Net gain (loss) on investments (realized and unrealized)	4.00	35.01	17.75	2.98	11.87	44.60
Total from investment operations	4.53	35.62	18.33	3.28	11.88	44.86
Less distributions from:
Net investment income	—	(.23)	(.14)	—	(1.33)	(.78)
Net realized gains	—	(5.68)	—	—	—	—
Total distributions	—	(5.91)	(.14)	—	(1.33)	(.78)
Net asset value, end of period	$145.92	$141.39	$111.68	$93.49	$90.21	$79.66

Total Return[c]	3.20%	32.21%	19.63%	3.64%	15.14%	126.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,637	$4,435	$1,303	$1,846	$2,329	$8,156
Ratios to average net assets:
Net investment income (loss)	0.72%	0.47%	0.61%	0.34%	0.01%	0.39%
Total expenses	1.52%	1.52%	1.51%	1.51%	1.54%	1.52%
Portfolio turnover rate	120%	410%	669%	762%	820%	673%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$128.19	$102.46	$86.42	$83.99	$74.81	$33.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.30)	(.19)	(.36)	(.51)	(.02)
Net gain (loss) on investments (realized and unrealized)	3.68	31.94	16.37	2.79	11.02	41.95
Total from investment operations	3.62	31.64	16.18	2.43	10.51	41.93
Less distributions from:
Net investment income	—	(.23)	(.14)	—	(1.33)	(.78)
Net realized gains	—	(5.68)	—	—	—	—
Total distributions	—	(5.91)	(.14)	—	(1.33)	(.78)
Net asset value, end of period	$131.81	$128.19	$102.46	$86.42	$83.99	$74.81

Total Return[c]	2.82%	31.21%	18.76%	2.88%	14.28%	124.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,532	$5,090	$3,430	$2,128	$5,690	$4,876
Ratios to average net assets:
Net investment income (loss)	(0.09%)	(0.26%)	(0.22%)	(0.45%)	(0.68%)	(0.03%)
Total expenses	2.27%	2.27%	2.26%	2.27%	2.29%	2.27%
Portfolio turnover rate	120%	410%	669%	762%	820%	673%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$141.89	$112.06	$93.80	$90.50	$79.91	$35.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.51	.57	.33	(.02)	.32
Net gain (loss) on investments (realized and unrealized)	4.13	35.23	17.83	2.97	11.94	44.70
Total from investment operations	4.54	35.74	18.40	3.30	11.92	45.02
Less distributions from:
Net investment income	—	(.23)	(.14)	—	(1.33)	(.78)
Net realized gains	—	(5.68)	—	—	—	—
Total distributions	—	(5.91)	(.14)	—	(1.33)	(.78)
Net asset value, end of period	$146.43	$141.89	$112.06	$93.80	$90.50	$79.91

Total Return[c]	3.20%	32.21%	19.64%	3.65%	15.14%	126.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$127,965	$114,984	$78,480	$68,886	$26,852	$148,578
Ratios to average net assets:
Net investment income (loss)	0.56%	0.40%	0.58%	0.38%	(0.03%)	0.47%
Total expenses	1.52%	1.52%	1.52%	1.51%	1.54%	1.54%
Portfolio turnover rate	120%	410%	669%	762%	820%	673%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Reverse share split — Per share amounts for the period presented through April 20, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Salix Pharmaceuticals Ltd.	3.9%
Trinity Industries, Inc.	3.2%
United Therapeutics Corp.	2.4%
Patterson-UTI Energy, Inc.	2.3%
Synovus Financial Corp.	2.3%
Deckers Outdoor Corp.	2.0%
Tempur Sealy International, Inc.	2.0%
Endo International plc	1.9%
Kirby Corp.	1.9%
SVB Financial Group	1.9%
Top Ten Total	23.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.4%

INDUSTRIAL - 21.9%
Trinity Industries, Inc.	161,100	$7,526,592
Kirby Corp.*	37,300	4,395,805
AO Smith Corp.	85,800	4,056,624
B/E Aerospace, Inc.*	41,700	3,500,298
Wabtec Corp.	41,660	3,376,126
Old Dominion Freight Line, Inc.*	46,400	3,277,696
Eagle Materials, Inc.	24,940	2,539,640
Worthington Industries, Inc.	58,149	2,164,306
Terex Corp.	67,700	2,150,829
Packaging Corporation of America	31,600	2,016,712
Graco, Inc.	26,900	1,963,162
Belden, Inc.	30,200	1,933,404
Genesee & Wyoming, Inc. — Class A*	18,600	1,772,766
Gentex Corp.	64,466	1,725,755
Fortune Brands Home & Security, Inc.	41,000	1,685,510
Lincoln Electric Holdings, Inc.	22,600	1,562,451
Cognex Corp.*	38,000	1,530,260
FEI Co.	16,600	1,251,972
IDEX Corp.	16,900	1,223,053
Trimble Navigation Ltd.*	36,694	1,119,167
J.B. Hunt Transport Services, Inc.	14,200	1,051,510
Total Industrial		51,823,638

FINANCIAL - 20.1%
Synovus Financial Corp.	226,075	5,344,413
SVB Financial Group*	39,200	4,393,929
Umpqua Holdings Corp.	261,600	4,308,552
Cathay General Bancorp	156,507	3,886,069
BancorpSouth, Inc.	183,900	3,703,746
Associated Banc-Corp.	195,300	3,402,126
Old Republic International Corp.	235,408	3,361,626
PacWest Bancorp	76,500	3,154,095
SLM Corp.	269,620	2,307,947
Signature Bank*	20,501	2,297,342
CBOE Holdings, Inc.	40,600	2,173,115
Waddell & Reed Financial, Inc. — Class A	41,300	2,134,797
Washington Federal, Inc.	97,297	1,980,967
City National Corp.	21,308	1,612,376
East West Bancorp, Inc.	40,300	1,370,200
Omega Healthcare Investors, Inc.	33,200	1,135,108
Alexander & Baldwin, Inc.	29,300	1,053,921
Total Financial		47,620,329

CONSUMER, NON-CYCLICAL - 19.3%
Salix Pharmaceuticals Ltd.*	58,900	9,202,536
United Therapeutics Corp.*	44,352	5,705,885
Endo International plc*	64,600	4,414,764
Corporate Executive Board Co.	50,000	3,003,500
WEX, Inc.*	25,169	2,776,644
Align Technology, Inc.*	48,100	2,485,808
Jarden Corp.*	39,700	2,386,367
SUPERVALU, Inc.*	250,300	2,237,682
Hain Celestial Group, Inc.*	21,200	2,169,820
Towers Watson & Co. — Class A	20,100	1,999,950
Cubist Pharmaceuticals, Inc.*	26,800	1,777,912
Charles River Laboratories International, Inc.*	26,700	1,595,058
CoreLogic, Inc.*	51,100	1,383,277
Global Payments, Inc.	19,400	1,355,672
Covance, Inc.*	15,600	1,227,720
Deluxe Corp.	21,900	1,208,004
Sotheby’s	24,700	882,284
Total Consumer, Non-cyclical		45,812,883

CONSUMER, CYCLICAL - 17.3%
Deckers Outdoor Corp.*	49,000	4,761,820
Tempur Sealy International, Inc.*	84,600	4,751,982
Wendy’s Co.1	454,600	3,754,996
Bally Technologies, Inc.*	44,500	3,591,150
Polaris Industries, Inc.	23,233	3,480,071
Toll Brothers, Inc.*	102,800	3,203,248
Hanesbrands, Inc.	24,800	2,664,512
Alaska Air Group, Inc.	61,030	2,657,246
LKQ Corp.*	91,970	2,445,482
Brinker International, Inc.	41,200	2,092,548
HNI Corp.	46,300	1,666,337
Brunswick Corp.	37,600	1,584,464
Copart, Inc.*	40,374	1,264,312
Domino’s Pizza, Inc.	16,100	1,239,056
Carter’s, Inc.	14,000	1,085,280
DreamWorks Animation SKG, Inc. — Class A*	30,600	834,462
Total Consumer, Cyclical		41,076,966

TECHNOLOGY - 10.2%
Ultimate Software Group, Inc.*	21,386	3,026,333
PTC, Inc.*	77,600	2,863,440
3D Systems Corp.*,1	61,700	2,861,029
Concur Technologies, Inc.*	19,270	2,443,821
Mentor Graphics Corp.	112,000	2,295,440
ACI Worldwide, Inc.*	117,937	2,212,498
MSCI, Inc. — Class A*	37,600	1,767,952
Advent Software, Inc.	44,100	1,391,796
Fair Isaac Corp.	24,000	1,322,400
Cree, Inc.*	30,900	1,265,355
Broadridge Financial Solutions, Inc.	28,800	1,198,944
CommVault Systems, Inc.*	17,300	871,920
Acxiom Corp.*	38,400	635,520
Total Technology		24,156,448

ENERGY - 8.1%
Patterson-UTI Energy, Inc.	168,512	5,481,695
SM Energy Co.	46,300	3,611,400
Oil States International, Inc.*	42,800	2,649,320
Rosetta Resources, Inc.*	52,200	2,326,032
Oceaneering International, Inc.	28,877	1,881,914
Dril-Quip, Inc.*	13,400	1,197,960

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Gulfport Energy Corp.*	22,100	$1,180,140
CARBO Ceramics, Inc.1	15,000	888,450
Total Energy		19,216,911

COMMUNICATIONS - 2.5%
Conversant, Inc.*	71,100	2,435,175
Graham Holdings Co. — Class B	1,900	1,329,221
Ciena Corp.*	70,151	1,172,925
NeuStar, Inc. — Class A*,1	38,176	947,910
Total Communications		5,885,231

Total Common Stocks
(Cost $197,011,146)		235,592,406

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$787,126	787,126
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	460,240	460,240
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	325,460	325,460
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	203,085	203,085
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	1,211	1,211
Total Repurchase Agreements
(Cost $1,777,122)		1,777,122

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	4,015,319	4,015,319
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	658,249	658,249
Total Securities Lending Collateral
(Cost $4,673,568)		4,673,568

Total Investments - 102.1%
(Cost $203,461,836)		$242,043,096
Other Assets & Liabilities, net - (2.1)%		(5,062,074)
Total Net Assets - 100.0%		$236,981,022

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $5,210,838 of securities loaned (cost $197,011,146)	$235,592,406
Repurchase agreements, at value (cost $6,450,690)	6,450,690
Total investments (cost $203,461,836)	242,043,096
Segregated cash with broker	765,857
Receivables:
Dividends	105,557
Fund shares sold	55,162
Securities lending income	36,893
Total assets	243,006,565

Liabilities:
Payable for:
Upon return of securities loaned	5,439,425
Management fees	149,931
Fund shares redeemed	148,781
Distribution and service fees	66,589
Transfer agent and administrative fees	49,977
Portfolio accounting fees	19,908
Miscellaneous	150,932
Total liabilities	6,025,543
Net assets	$236,981,022

Net assets consist of:
Paid in capital	$161,207,697
Accumulated net investment loss	(847,902)
Accumulated net realized gain on investments	38,039,967
Net unrealized appreciation on investments	38,581,260
Net assets	$236,981,022

A-Class:
Net assets	$44,287,532
Capital shares outstanding	763,412
Net asset value per share	$58.01
Maximum offering price per share (Net asset value divided by 95.25%)	$60.90

C-Class:
Net assets	$27,216,966
Capital shares outstanding	510,326
Net asset value per share	$53.33

H-Class:
Net assets	$165,476,524
Capital shares outstanding	2,849,935
Net asset value per share	$58.06

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$980,107
Income from securities lending, net	144,122
Interest	93
Total investment income	1,124,322

Expenses:
Management fees	921,333
Transfer agent and administrative fees	307,111
Distribution and service fees:
A-Class	66,635
C-Class	138,093
H-Class	205,953
Portfolio accounting fees	122,611
Registration fees	104,251
Custodian fees	14,341
Trustees’ fees*	10,782
Tax expense	2,114
Line of credit interest expense	72
Miscellaneous	78,928
Total expenses	1,972,224
Net investment loss	(847,902)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,251,831
Net realized gain	8,251,831
Net change in unrealized appreciation (depreciation) on:
Investments	(11,522,451)
Net change in unrealized appreciation (depreciation)	(11,522,451)
Net realized and unrealized loss	(3,270,620)
Net decrease in net assets resulting from operations	$(4,118,522)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(847,902)	$(1,185,523)
Net realized gain on investments	8,251,831	55,085,731
Net change in unrealized appreciation (depreciation) on investments	(11,522,451)	(4,970,041)
Net increase (decrease) in net assets resulting from operations	(4,118,522)	48,930,167

Distributions to shareholders from:
Net realized gains
A-Class	—	(1,952,757)
C-Class	—	(948,399)
H-Class	—	(6,562,447)
Total distributions to shareholders	—	(9,463,603)

Capital share transactions:
Proceeds from sale of shares
A-Class	13,736,051	36,744,483
C-Class	2,840,727	12,268,993
H-Class	74,813,613	228,779,489
Distributions reinvested
A-Class	—	1,901,016
C-Class	—	922,659
H-Class	—	6,298,116
Cost of shares redeemed
A-Class	(28,365,626)	(33,701,785)
C-Class	(3,752,179)	(6,985,331)
H-Class	(92,896,711)	(317,602,501)
Net decrease from capital share transactions	(33,624,125)	(71,374,861)
Net decrease in net assets	(37,742,647)	(31,908,297)

Net assets:
Beginning of period	274,723,669	306,631,966
End of period	$236,981,022	$274,723,669
Accumulated net investment loss/Undistributed net investment income at end of period	$(847,902)	$—

Capital share activity:
Shares sold
A-Class	239,825	700,297
C-Class	53,395	242,805
H-Class	1,281,310	4,249,934
Shares issued from reinvestment of distributions
A-Class	—	33,658
C-Class	—	17,659
H-Class	—	111,412
Shares redeemed
A-Class	(487,168)	(640,363)
C-Class	(70,789)	(138,844)
H-Class	(1,613,953)	(6,041,405)
Net decrease in shares	(597,380)	(1,464,847)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$58.66	$49.76	$44.11	$42.76	$32.21	$18.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.22)	(.19)	(.45)	(.38)	(.28)
Net gain (loss) on investments (realized and unrealized)	(.47)	11.05	5.84	1.80	10.93	14.30
Total from investment operations	(.65)	10.83	5.65	1.35	10.55	14.02
Less distributions from:
Net realized gains	—	(1.93)	—	—	—	—
Total distributions	—	(1.93)	—	—	—	—
Net asset value, end of period	$58.01	$58.66	$49.76	$44.11	$42.76	$32.21

Total Return[c]	(1.11%)	21.90%	12.81%	3.16%	32.75%	77.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,288	$59,293	$45,638	$36,052	$25,237	$2,242
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.40%)	(0.43%)	(1.09%)	(1.04%)	(1.03%)
Total expenses	1.52%	1.52%	1.50%	1.50%	1.54%	1.53%
Portfolio turnover rate	33%	131%	188%	226%	448%	626%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$54.13	$46.39	$41.43	$40.47	$30.71	$17.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.58)	(.49)	(.71)	(.63)	(.44)
Net gain (loss) on investments (realized and unrealized)	(.44)	10.25	5.45	1.67	10.39	13.67
Total from investment operations	(.80)	9.67	4.96	.96	9.76	13.23
Less distributions from:
Net realized gains	—	(1.93)	—	—	—	—
Total distributions	—	(1.93)	—	—	—	—
Net asset value, end of period	$53.33	$54.13	$46.39	$41.43	$40.47	$30.71

Total Return[c]	(1.48%)	20.98%	12.00%	2.35%	31.78%	75.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,217	$28,567	$18,837	$16,228	$10,102	$3,780
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.15%)	(1.19%)	(1.83%)	(1.83%)	(1.77%)
Total expenses	2.27%	2.27%	2.25%	2.25%	2.29%	2.28%
Portfolio turnover rate	33%	131%	188%	226%	448%	626%

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$58.71	$49.80	$44.14	$42.81	$32.25	$18.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.18)	(.20)	(.44)	(.38)	(.26)
Net gain (loss) on investments (realized and unrealized)	(.47)	11.02	5.86	1.77	10.94	14.30
Total from investment operations	(.65)	10.84	5.66	1.33	10.56	14.04
Less distributions from:
Net realized gains	—	(1.93)	—	—	—	—
Total distributions	—	(1.93)	—	—	—	—
Net asset value, end of period	$58.06	$58.71	$49.80	$44.14	$42.81	$32.25

Total Return[c]	(1.11%)	21.91%	12.82%	3.11%	32.74%	77.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,477	$186,863	$242,157	$312,510	$212,654	$64,449
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.33%)	(0.45%)	(1.08%)	(1.02%)	(0.99%)
Total expenses	1.52%	1.52%	1.50%	1.50%	1.55%	1.54%
Portfolio turnover rate	33%	131%	188%	226%	448%	626%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	September 30, 2014

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Tech Data Corp.	2.6%
URS Corp.	2.6%
Health Net, Inc.	2.6%
Ingram Micro, Inc. — Class A	2.5%
Community Health Systems, Inc.	2.3%
AECOM Technology Corp.	2.2%
Reinsurance Group of America, Inc. — Class A	2.1%
Arrow Electronics, Inc.	2.0%
JetBlue Airways Corp.	2.0%
Avnet, Inc.	1.9%
Top Ten Total	22.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

FINANCIAL - 19.7%
Reinsurance Group of America, Inc. — Class A	4,063	$325,568
Protective Life Corp.	3,979	276,183
Hanover Insurance Group, Inc.	4,090	251,208
First American Financial Corp.	8,940	242,453
Aspen Insurance Holdings Ltd.	4,756	203,414
Kemper Corp.	4,931	168,394
American Financial Group, Inc.	2,867	165,971
WR Berkley Corp.	3,438	164,336
Alleghany Corp.*	380	158,897
Everest Re Group Ltd.	957	155,044
StanCorp Financial Group, Inc.	2,112	133,436
HCC Insurance Holdings, Inc.	2,380	114,930
First Niagara Financial Group, Inc.	12,366	103,008
Mercury General Corp.	1,950	95,180
Astoria Financial Corp.	6,672	82,666
Janus Capital Group, Inc.	5,471	79,548
Hancock Holding Co.	2,000	64,100
International Bancshares Corp.	2,597	64,055
Fulton Financial Corp.	5,170	57,284
Valley National Bancorp	5,670	54,942
New York Community Bancorp, Inc.	3,411	54,133
Total Financial		3,014,750

INDUSTRIAL - 18.7%
Tech Data Corp.*	6,771	398,548
URS Corp.	6,827	393,303
AECOM Technology Corp.*	9,864	332,910
Avnet, Inc.	7,174	297,721
Vishay Intertechnology, Inc.	15,616	223,153
AGCO Corp.	3,615	164,338
Granite Construction, Inc.	4,580	145,690
TimkenSteel Corp.	2,960	137,610
Greif, Inc. — Class A	2,717	119,032
Exelis, Inc.	6,891	113,977
Esterline Technologies Corp.*	890	99,030
Triumph Group, Inc.	1,330	86,517
Regal-Beloit Corp.	1,250	80,313
Tidewater, Inc.	1,982	77,357
KBR, Inc.	3,668	69,068
Itron, Inc.*	1,750	68,793
Werner Enterprises, Inc.	2,530	63,756
Total Industrial		2,871,116

CONSUMER, NON-CYCLICAL - 18.6%
Health Net, Inc.*	8,499	391,888
Community Health Systems, Inc.*	6,458	353,834
LifePoint Hospitals, Inc.*	4,110	284,371
Universal Corp.	5,538	245,832
Centene Corp.*	2,200	181,962
Rent-A-Center, Inc.	5,980	181,493
Leidos Holdings, Inc.	5,100	175,083
WellCare Health Plans, Inc.*	2,790	168,349
Dean Foods Co.	11,670	154,628
Manpowergroup, Inc.	2,155	151,066
Ingredion, Inc.	1,410	106,864
United Natural Foods, Inc.*	1,350	82,971
Apollo Education Group, Inc. — Class A*	3,270	82,240
DeVry Education Group, Inc.	1,850	79,199
Convergys Corp.	4,370	77,873
Aaron’s, Inc.	3,120	75,878
Post Holdings, Inc.*	1,610	53,420
Total Consumer, Non-cyclical		2,846,951

CONSUMER, CYCLICAL - 16.9%
Ingram Micro, Inc. — Class A*	15,016	387,563
Arrow Electronics, Inc.*	5,535	306,362
JetBlue Airways Corp.*	28,652	304,284
Big Lots, Inc.	6,030	259,592
World Fuel Services Corp.	5,657	225,827
Abercrombie & Fitch Co. — Class A	4,700	170,797
CST Brands, Inc.	4,510	162,135
Owens & Minor, Inc.	4,765	156,006
MDC Holdings, Inc.	5,730	145,084
Oshkosh Corp.	3,279	144,768
Foot Locker, Inc.	1,830	101,840
JC Penney Company, Inc.*	8,150	81,826
ANN, Inc.*	1,930	79,381
Ascena Retail Group, Inc.*	4,710	62,643
Total Consumer, Cyclical		2,588,108

BASIC MATERIALS - 7.0%
Steel Dynamics, Inc.	8,880	200,777
Domtar Corp.	5,080	178,460
Commercial Metals Co.	10,063	171,775
Reliance Steel & Aluminum Co.	2,289	156,568
Ashland, Inc.	1,400	145,740
Olin Corp.	4,590	115,898
Cabot Corp.	2,011	102,098
Total Basic Materials		1,071,316

UTILITIES - 6.8%
UGI Corp.	5,140	175,223
Great Plains Energy, Inc.	5,984	144,633
PNM Resources, Inc.	5,630	140,243
Hawaiian Electric Industries, Inc.1	5,210	138,326
Westar Energy, Inc.	3,120	106,454
WGL Holdings, Inc.	2,500	105,300
Atmos Energy Corp.	2,147	102,412
IDACORP, Inc.	1,330	71,301
ONE Gas, Inc.	1,700	58,225
Total Utilities		1,042,117

ENERGY - 6.8%
Superior Energy Services, Inc.	8,742	287,350
HollyFrontier Corp.	5,040	220,147

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

Murphy USA, Inc.*	3,830	$203,220
Rowan Companies plc — Class A	5,420	137,180
Unit Corp.*	1,844	108,150
WPX Energy, Inc.*	3,430	82,526
Total Energy		1,038,573

TECHNOLOGY - 3.5%
Science Applications International Corp.	5,270	233,092
Lexmark International, Inc. — Class A	4,780	203,150
Fairchild Semiconductor International, Inc. — Class A*	6,090	94,578
Total Technology		530,820

COMMUNICATIONS - 1.5%
Telephone & Data Systems, Inc.	9,819	235,263

Total Common Stocks
(Cost $12,069,039)		15,239,014

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.6%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$105,130	105,130
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	61,471	61,471
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	43,469	43,469
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	27,124	27,124
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	162	162
Total Repurchase Agreements
(Cost $237,356)		237,356

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	42,243	42,243
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	6,925	6,925
Total Securities Lending Collateral
(Cost $49,168)		49,168

Total Investments - 101.4%
(Cost $12,355,563)		$15,525,538
Other Assets & Liabilities, net - (1.4)%		(217,792)
Total Net Assets - 100.0%		$15,307,746

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
plc — Public Limited Company

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $55,755 of securities loaned (cost $12,069,039)	$15,239,014
Repurchase agreements, at value (cost $286,524)	286,524
Total investments (cost $12,355,563)	15,525,538
Segregated cash with broker	8,057
Receivables:
Securities sold	853,609
Dividends	17,803
Fund shares sold	8,784
Securities lending income	348
Total assets	16,414,139

Liabilities:
Payable for:
Fund shares redeemed	1,012,600
Upon return of securities loaned	57,225
Management fees	11,865
Distribution and service fees	6,049
Transfer agent and administrative fees	3,955
Portfolio accounting fees	1,582
Miscellaneous	13,117
Total liabilities	1,106,393
Net assets	$15,307,746

Net assets consist of:
Paid in capital	$17,156,812
Undistributed net investment income	20,214
Accumulated net realized loss on investments	(5,039,255)
Net unrealized appreciation on investments	3,169,975
Net assets	$15,307,746

A-Class:
Net assets	$1,359,651
Capital shares outstanding	31,811
Net asset value per share	$42.75
Maximum offering price per share (Net asset value divided by 95.25%)	$44.88

C-Class:
Net assets	$3,564,763
Capital shares outstanding	91,245
Net asset value per share	$39.07

H-Class:
Net assets	$10,383,332
Capital shares outstanding	243,238
Net asset value per share	$42.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$179,863
Income from securities lending, net	1,826
Interest	13
Total investment income	181,702

Expenses:
Management fees	82,897
Transfer agent and administrative fees	27,633
Distribution and service fees:
A-Class	3,074
C-Class	16,449
H-Class	20,446
Portfolio accounting fees	11,053
Registration fees	9,703
Custodian fees	1,291
Trustees’ fees*	960
Line of credit interest expense	124
Miscellaneous	6,803
Total expenses	180,433
Net investment income	1,269

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(449,868)
Net realized loss	(449,868)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,697)
Net change in unrealized appreciation (depreciation)	(11,697)
Net realized and unrealized loss	(461,565)
Net decrease in net assets resulting from operations	$(460,296)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,269	$18,945
Net realized gain (loss) on investments	(449,868)	3,292,740
Net change in unrealized appreciation (depreciation) on investments	(11,697)	(2,272,142)
Net increase (decrease) in net assets resulting from operations	(460,296)	1,039,543

Distributions to shareholders from:
Net investment income
A-Class	—	(6,418)
C-Class	—	(10,279)
H-Class	—	(35,413)
Total distributions to shareholders	—	(52,110)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,411,029	10,210,160
C-Class	2,776,010	2,956,353
H-Class	47,989,021	180,329,694
Distributions reinvested
A-Class	—	5,904
C-Class	—	10,187
H-Class	—	33,473
Cost of shares redeemed
A-Class	(2,366,135)	(9,772,932)
C-Class	(1,353,792)	(4,562,781)
H-Class	(47,814,980)	(248,292,026)
Net increase (decrease) from capital share transactions	641,153	(69,081,968)
Net increase (decrease) in net assets	180,857	(68,094,535)

Net assets:
Beginning of period	15,126,889	83,221,424
End of period	$15,307,746	$15,126,889
Undistributed net investment income at end of period	$20,214	$18,945

Capital share activity:
Shares sold
A-Class	31,921	259,238
C-Class	69,275	81,786
H-Class	1,092,329	4,580,797
Shares issued from reinvestment of distributions
A-Class	—	142
C-Class	—	266
H-Class	—	805
Shares redeemed
A-Class	(54,873)	(248,039)
C-Class	(33,925)	(128,153)
H-Class	(1,094,877)	(6,499,596)
Net increase (decrease) in shares	9,850	(1,952,754)

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$43.04	$36.18	$30.88	$31.43	$30.45	$13.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.03)	.07	.06	.02	.12
Net gain (loss) on investments (realized and unrealized)	(.32)	7.08	5.23	(.61)	3.64	16.75
Total from investment operations	(.29)	7.05	5.30	(.55)	3.66	16.87
Less distributions from:
Net investment income	—	(.19)	—	—	(.17)	(.10)
Net realized gains	—	—	—	—	(2.51)	—
Total distributions	—	(.19)	—	—	(2.68)	(.10)
Net asset value, end of period	$42.75	$43.04	$36.18	$30.88	$31.43	$30.45

Total Return[c]	(0.67%)	19.49%	17.16%	(1.75%)	12.81%	123.41%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,360	$2,357	$1,571	$6,817	$785	$10,888
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.06%)	0.23%	0.22%	0.08%	0.43%
Total expenses	1.52%	1.52%	1.51%	1.49%	1.53%	1.52%
Portfolio turnover rate	214%	506%	757%	619%	407%	443%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$39.48	$33.46	$28.78	$29.53	$28.96	$13.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.25)	(.13)	(.16)	(.23)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.30)	6.46	4.81	(.59)	3.48	16.00
Total from investment operations	(.41)	6.21	4.68	(.75)	3.25	15.94
Less distributions from:
Net investment income	—	(.19)	—	—	(.17)	(.10)
Net realized gains	—	—	—	—	(2.51)	—
Total distributions	—	(.19)	—	—	(2.68)	(.10)
Net asset value, end of period	$39.07	$39.48	$33.46	$28.78	$29.53	$28.96

Total Return[c]	(1.04%)	18.57%	16.26%	(2.54%)	12.03%	121.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,565	$2,207	$3,413	$2,194	$2,311	$2,478
Ratios to average net assets:
Net investment income (loss)	(0.56%)	(0.71%)	(0.45%)	(0.60%)	(0.83%)	(0.24%)
Total expenses	2.27%	2.28%	2.26%	2.26%	2.30%	2.29%
Portfolio turnover rate	214%	506%	757%	619%	407%	443%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$42.98	$36.16	$30.86	$31.42	$30.43	$13.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.06	.08	.01	(.06)	.10
Net gain (loss) on investments (realized and unrealized)	(.31)	6.95	5.22	(.57)	3.73	16.76
Total from investment operations	(.29)	7.01	5.30	(.56)	3.67	16.86
Less distributions from:
Net investment income	—	(.19)	—	—	(.17)	(.10)
Net realized gains	—	—	—	—	(2.51)	—
Total distributions	—	(.19)	—	—	(2.68)	(.10)
Net asset value, end of period	$42.69	$42.98	$36.16	$30.86	$31.42	$30.43

Total Return[c]	(0.67%)	19.39%	17.17%	(1.78%)	12.85%	123.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,383	$10,563	$78,237	$18,838	$54,206	$199,458
Ratios to average net assets:
Net investment income (loss)	0.11%	0.15%	0.24%	0.02%	(0.19%)	0.37%
Total expenses	1.52%	1.52%	1.52%	1.51%	1.54%	1.53%
Portfolio turnover rate	214%	506%	757%	619%	407%	443%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
US Silica Holdings, Inc.	3.3%
Akorn, Inc.	2.2%
Repligen Corp.	2.0%
Saia, Inc.	1.6%
Multimedia Games Holding Company, Inc.	1.5%
Matrix Service Co.	1.5%
Carrizo Oil & Gas, Inc.	1.4%
Electronics for Imaging, Inc.	1.4%
Lithia Motors, Inc. — Class A	1.4%
Synergy Resources Corp.	1.3%
Top Ten Total	17.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIAL - 20.2%
MB Financial, Inc.	5,158	$142,773
United Community Banks, Inc.	7,827	128,833
PrivateBancorp, Inc. — Class A	4,181	125,054
HCI Group, Inc.	3,359	120,890
Forestar Group, Inc.*	6,456	114,400
Pinnacle Financial Partners, Inc.	3,154	113,859
HFF, Inc. — Class A	3,757	108,765
BBCN Bancorp, Inc.	7,420	108,258
Virtus Investment Partners, Inc.	615	106,825
CoreSite Realty Corp.	3,220	105,841
Portfolio Recovery Associates, Inc.*	1,972	102,997
First Midwest Bancorp, Inc.	5,809	93,467
Encore Capital Group, Inc.*	2,105	93,273
Retail Opportunity Investments Corp.	6,303	92,654
Home BancShares, Inc.	3,044	89,524
Bank of the Ozarks, Inc.	2,800	88,256
MarketAxess Holdings, Inc.	1,390	85,985
BofI Holding, Inc.*	1,168	84,925
Oritani Financial Corp.	5,852	82,455
Sabra Health Care REIT, Inc.	3,360	81,715
Boston Private Financial Holdings, Inc.	5,971	73,981
Wilshire Bancorp, Inc.	7,679	70,877
Employers Holdings, Inc.	3,630	69,878
Evercore Partners, Inc. — Class A	1,325	62,275
Glacier Bancorp, Inc.	2,250	58,185
Texas Capital Bancshares, Inc.*	916	52,835
First Financial Bankshares, Inc.	1,082	30,069
Financial Engines, Inc.	780	26,688
eHealth, Inc.*	1,031	24,878
Total Financial		2,540,415

CONSUMER, NON-CYCLICAL - 18.3%
Akorn, Inc.*	7,511	272,424
Repligen Corp.*	12,639	251,642
Natus Medical, Inc.*	4,504	132,913
On Assignment, Inc.*	4,631	124,342
ABIOMED, Inc.*	4,535	112,604
Cambrex Corp.*	6,023	112,510
Anika Therapeutics, Inc.*	2,943	107,890
Acorda Therapeutics, Inc.*	3,140	106,383
Boston Beer Company, Inc. — Class A*	422	93,583
Cantel Medical Corp.	2,557	87,910
Prestige Brands Holdings, Inc.*	2,586	83,709
CryoLife, Inc.	7,410	73,137
Ligand Pharmaceuticals, Inc. — Class B*	1,498	70,391
Inter Parfums, Inc.	2,455	67,513
Capella Education Co.	1,076	67,357
CorVel Corp.*	1,728	58,838
Lannett Company, Inc.*	1,277	58,333
NuVasive, Inc.*	1,645	57,361
Cardtronics, Inc.*	1,448	50,970
Air Methods Corp.*	887	49,273
IPC The Hospitalist Company, Inc.*	1,066	47,746
Medicines Co.*	1,895	42,296
MAXIMUS, Inc.	974	39,087
SurModics, Inc.*	2,063	37,464
West Pharmaceutical Services, Inc.	755	33,794
American Public Education, Inc.*	1,145	30,904
Neogen Corp.*	623	24,609
Total Consumer, Non-cyclical		2,294,983

CONSUMER, CYCLICAL - 15.1%
Multimedia Games Holding Company, Inc.*	5,186	186,748
Lithia Motors, Inc. — Class A	2,301	174,163
MarineMax, Inc.*	7,884	132,845
Buffalo Wild Wings, Inc.*	833	111,846
Universal Electronics, Inc.*	2,187	107,972
Iconix Brand Group, Inc.*	2,340	86,440
Winnebago Industries, Inc.*	3,555	77,392
MWI Veterinary Supply, Inc.*	475	70,490
Arctic Cat, Inc.	1,980	68,944
Daktronics, Inc.	5,601	68,836
Pinnacle Entertainment, Inc.*	2,581	64,757
Red Robin Gourmet Burgers, Inc.*	1,073	61,054
Ruth’s Hospitality Group, Inc.	5,440	60,058
Sonic Corp.*	2,460	55,006
Wolverine World Wide, Inc.	2,171	54,405
Monarch Casino & Resort, Inc.*	4,364	51,975
Lumber Liquidators Holdings, Inc.*	889	51,011
Allegiant Travel Co. — Class A	396	48,969
Steven Madden Ltd.*	1,501	48,377
Scientific Games Corp. — Class A*	4,380	47,173
Movado Group, Inc.	1,414	46,747
Texas Roadhouse, Inc. — Class A	1,678	46,716
Papa John’s International, Inc.	1,125	44,989
La-Z-Boy, Inc.	2,003	39,639
Kirkland’s, Inc.*	2,393	38,551
First Cash Financial Services, Inc.*	559	31,293
Mobile Mini, Inc.	800	27,976
Total Consumer, Cyclical		1,904,372

INDUSTRIAL - 13.8%
Saia, Inc.*	3,948	195,663
Taser International, Inc.*	10,188	157,303
GenCorp, Inc.*	8,472	135,298
Dycom Industries, Inc.*	4,323	132,759
Methode Electronics, Inc.	3,175	117,062
PGT, Inc.*	12,152	113,257
Measurement Specialties, Inc.*	1,166	99,821
Federal Signal Corp.	7,491	99,181
DXP Enterprises, Inc.*	1,203	88,637
Era Group, Inc.*	3,556	77,343
AAON, Inc.	4,312	73,347
CIRCOR International, Inc.	963	64,839
EnerSys	976	57,233

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

Drew Industries, Inc.	1,285	$54,214
Hillenbrand, Inc.	1,661	51,308
Advanced Energy Industries, Inc.*	2,652	49,831
FARO Technologies, Inc.*	921	46,741
Sturm Ruger & Company, Inc.1	819	39,877
Apogee Enterprises, Inc.	998	39,720
AZZ, Inc.	851	35,546
Total Industrial		1,728,980

TECHNOLOGY - 11.4%
Electronics for Imaging, Inc.*	3,945	174,251
iGATE Corp.*	3,440	126,316
Synchronoss Technologies, Inc.*	2,653	121,454
Virtusa Corp.*	3,310	117,704
Omnicell, Inc.*	3,940	107,680
Dealertrack Technologies, Inc.*	2,429	105,443
Manhattan Associates, Inc.*	3,140	104,939
Synaptics, Inc.*	1,429	104,603
j2 Global, Inc.	1,781	87,910
Monotype Imaging Holdings, Inc.	2,974	84,224
Tyler Technologies, Inc.*	843	74,521
Interactive Intelligence Group, Inc.*	1,636	68,385
Medidata Solutions, Inc.*	1,462	64,752
Blackbaud, Inc.	1,131	44,437
MTS Systems Corp.	650	44,369
Total Technology		1,430,988

ENERGY - 9.3%
Matrix Service Co.*	7,585	182,949
Carrizo Oil & Gas, Inc.*	3,273	176,153
Synergy Resources Corp.*	12,912	157,397
C&J Energy Services, Inc.*	4,580	139,919
Tesco Corp.	6,440	127,834
Stone Energy Corp.*	3,342	104,805
Newpark Resources, Inc.*	8,127	101,100
Flotek Industries, Inc.*	3,498	91,193
Northern Oil and Gas, Inc.*	5,116	72,750
Geospace Technologies Corp.*	490	17,224
Total Energy		1,171,324

COMMUNICATIONS - 6.7%
XO Group, Inc.*	11,836	132,683
CalAmp Corp.*	6,270	110,477
Harmonic, Inc.*	13,535	85,812
Blucora, Inc.*	5,108	77,846
Perficient, Inc.*	5,000	74,950
LogMeIn, Inc.*	1,488	68,552
EW Scripps Co. — Class A*	4,151	67,703
Stamps.com, Inc.*	1,812	57,549
NIC, Inc.	2,629	45,271
comScore, Inc.*	1,103	40,160
8x8, Inc.*	5,708	38,129
Lumos Networks Corp.	1,680	27,300
HealthStream, Inc.*	897	21,537
Total Communications		847,969

BASIC MATERIALS - 5.1%
US Silica Holdings, Inc.	6,650	415,692
KapStone Paper and Packaging Corp.*	4,576	127,991
HB Fuller Co.	933	37,040
Balchem Corp.	523	29,586
American Vanguard Corp.	2,596	29,075
Total Basic Materials		639,384

Total Common Stocks
(Cost $10,022,415)		12,558,415

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.2%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$10,779	10,779
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	6,301	6,301
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	4,456	4,456
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,781	2,781
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	17	17
Total Repurchase Agreements
(Cost $24,334)		24,334

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P SMALLCAP 600® PURE GROWTH FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$22,589	$22,589
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	3,703	3,703
Total Securities Lending Collateral
(Cost $26,292)		26,292

Total Investments - 100.3%
(Cost $10,073,041)		$12,609,041
Other Assets & Liabilities, net - (0.3)%		(32,298)
Total Net Assets - 100.0%		$12,576,743

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
REIT — Real Estate Investment Trust

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $29,214 of securities loaned (cost $10,022,415)	$12,558,415
Repurchase agreements, at value (cost $50,626)	50,626
Total investments (cost $10,073,041)	12,609,041
Segregated cash with broker	4,308
Receivables:
Securities sold	19,654
Dividends	5,070
Fund shares sold	4,480
Securities lending income	10
Total assets	12,642,563

Liabilities:
Payable for:
Upon return of securities loaned	30,600
Management fees	9,159
Fund shares redeemed	5,088
Distribution and service fees	4,728
Transfer agent and administrative fees	3,053
Portfolio accounting fees	1,222
Miscellaneous	11,970
Total liabilities	65,820
Net assets	$12,576,743

Net assets consist of:
Paid in capital	$13,586,421
Accumulated net investment loss	(190,340)
Accumulated net realized loss on investments	(3,355,338)
Net unrealized appreciation on investments	2,536,000
Net assets	$12,576,743

A-Class:
Net assets	$2,085,216
Capital shares outstanding	41,144
Net asset value per share	$50.68
Maximum offering price per share (Net asset value divided by 95.25%)	$53.21

C-Class:
Net assets	$2,702,530
Capital shares outstanding	57,651
Net asset value per share	$46.88

H-Class:
Net assets	$7,788,997
Capital shares outstanding	153,708
Net asset value per share	$50.67

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $211)	$45,344
Income from securities lending, net	729
Interest	9
Total investment income	46,082

Expenses:
Management fees	64,133
Transfer agent and administrative fees	21,378
Distribution and service fees:
A-Class	6,170
C-Class	13,780
H-Class	11,763
Portfolio accounting fees	8,551
Registration fees	14,749
Trustees’ fees*	1,239
Custodian fees	997
Line of credit interest expense	235
Miscellaneous	(2,543)
Total expenses	140,452
Net investment loss	(94,370)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,681,666
Net realized gain	1,681,666
Net change in unrealized appreciation (depreciation) on:
Investments	(2,624,342)
Net change in unrealized appreciation (depreciation)	(2,624,342)
Net realized and unrealized loss	(942,676)
Net decrease in net assets resulting from operations	$(1,037,046)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(94,370)	$(399,977)
Net realized gain on investments	1,681,666	5,014,825
Net change in unrealized appreciation (depreciation) on investments	(2,624,342)	3,155,012
Net increase (decrease) in net assets resulting from operations	(1,037,046)	7,769,860

Capital share transactions:
Proceeds from sale of shares
A-Class	376,145	10,306,511
C-Class	870,447	6,653,049
H-Class	29,001,636	342,094,749
Cost of shares redeemed
A-Class	(5,399,095)	(4,376,811)
C-Class	(2,249,651)	(6,385,674)
H-Class	(37,514,329)	(337,494,514)
Net increase (decrease) from capital share transactions	(14,914,847)	10,797,310
Net increase (decrease) in net assets	(15,951,893)	18,567,170

Net assets:
Beginning of period	28,528,636	9,961,466
End of period	$12,576,743	$28,528,636
Accumulated net investment loss at end of period	$(190,340)	$(95,970)

Capital share activity:
Shares sold
A-Class	7,205	199,801
C-Class	17,830	143,830
H-Class	552,668	7,053,262
Shares redeemed
A-Class	(103,159)	(86,422)
C-Class	(46,912)	(136,657)
H-Class	(719,706)	(6,871,867)
Net increase (decrease) in shares	(292,074)	301,947

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$52.99	$41.94	$37.97	$36.06	$28.49	$16.93
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.31)	(.12)	(.35)	(.34)	(.28)
Net gain (loss) on investments (realized and unrealized)	(2.05)	11.36	4.09	2.26	7.91	11.84
Total from investment operations	(2.31)	11.05	3.97	1.91	7.57	11.56
Net asset value, end of period	$50.68	$52.99	$41.94	$37.97	$36.06	$28.49

Total Return[c]	(4.36%)	26.35%	10.46%	5.30%	26.57%	68.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,085	$7,265	$995	$1,018	$2,115	$750
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(0.60%)	(0.31%)	(1.00%)	(1.15%)	(1.15%)
Total expenses	1.52%	1.53%	1.51%	1.52%	1.54%	1.54%
Portfolio turnover rate	138%	677%	645%	500%	732%	1,476%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$49.21	$39.24	$35.79	$34.25	$27.25	$16.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.42)	(.66)	(.42)	(.57)	(.54)	(.42)
Net gain (loss) on investments (realized and unrealized)	(1.91)	10.63	3.87	2.11	7.54	11.35
Total from investment operations	(2.33)	9.97	3.45	1.54	7.00	10.93
Net asset value, end of period	$46.88	$49.21	$39.24	$35.79	$34.25	$27.25

Total Return[c]	(4.73%)	25.41%	9.64%	4.50%	25.69%	66.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,703	$4,268	$3,122	$2,568	$3,072	$1,658
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.46%)	(1.17%)	(1.71%)	(1.80%)	(1.82%)
Total expenses	2.27%	2.28%	2.26%	2.26%	2.29%	2.28%
Portfolio turnover rate	138%	677%	645%	500%	732%	1,476%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$52.99	$41.94	$37.97	$36.07	$28.48	$16.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.38)	(.31)	(.39)	(.34)	(.25)
Net gain (loss) on investments (realized and unrealized)	(2.06)	11.43	4.28	2.29	7.93	11.79
Total from investment operations	(2.32)	11.05	3.97	1.90	7.59	11.54
Net asset value, end of period	$50.67	$52.99	$41.94	$37.97	$36.07	$28.48

Total Return[c]	(4.38%)	26.35%	10.46%	5.27%	26.65%	68.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,789	$16,996	$5,844	$29,214	$92,084	$10,072
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(0.77%)	(0.81%)	(1.10%)	(1.07%)	(1.05%)
Total expenses	1.52%	1.52%	1.50%	1.52%	1.55%	1.53%
Portfolio turnover rate	138%	677%	645%	500%	732%	1,476%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Green Plains, Inc.	2.9%
Century Aluminum Co.	2.2%
Perry Ellis International, Inc.	1.9%
Pioneer Energy Services Corp.	1.7%
Sanmina Corp.	1.7%
Central Garden and Pet Co. — Class A	1.6%
ManTech International Corp. — Class A	1.5%
Cash America International, Inc.	1.4%
Seneca Foods Corp. — Class A	1.4%
Stewart Information Services Corp.	1.3%
Top Ten Total	17.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

CONSUMER, CYCLICAL - 21.3%
Perry Ellis International, Inc.*	8,985	$182,845
Cash America International, Inc.	3,015	132,057
EZCORP, Inc. — Class A*	10,970	108,713
Group 1 Automotive, Inc.	1,429	103,903
Regis Corp.	5,572	88,929
M/I Homes, Inc.*	4,369	86,594
Sonic Automotive, Inc. — Class A	3,410	83,579
Fred’s, Inc. — Class A	5,720	80,080
Brown Shoe Company, Inc.	2,700	73,250
SkyWest, Inc.	9,269	72,113
Stage Stores, Inc.	4,190	71,691
Titan International, Inc.	6,059	71,618
United Stationers, Inc.	1,864	70,030
ScanSource, Inc.*	2,010	69,526
Superior Industries International, Inc.	3,944	69,138
VOXX International Corp. — Class A*	7,411	68,922
Ruby Tuesday, Inc.*	10,803	63,630
Marcus Corp.	3,920	61,936
Pep Boys-Manny Moe & Jack*	6,654	59,287
Christopher & Banks Corp.*	5,800	57,361
Biglari Holdings, Inc.*	138	46,887
Stein Mart, Inc.	3,998	46,177
Genesco, Inc.*	605	45,224
Big 5 Sporting Goods Corp.	4,567	42,793
Standard Pacific Corp.*	4,970	37,225
Children’s Place, Inc.	706	33,648
Crocs, Inc.*	2,393	30,104
Meritage Homes Corp.*	820	29,110
Finish Line, Inc. — Class A	923	23,103
Aeropostale, Inc.*	2,683	8,827
Total Consumer, Cyclical		2,018,300

CONSUMER, NON-CYCLICAL - 19.5%
Central Garden and Pet Co. — Class A*	18,461	148,426
Seneca Foods Corp. — Class A*	4,591	131,303
Molina Healthcare, Inc.*	2,668	112,856
CDI Corp.	7,576	110,004
PharMerica Corp.*	4,371	106,784
Cross Country Healthcare, Inc.*	9,979	92,705
Kindred Healthcare, Inc.	4,558	88,425
Magellan Health, Inc.*	1,553	84,996
Kelly Services, Inc. — Class A	5,334	83,584
ABM Industries, Inc.	3,218	82,670
SpartanNash Co.	4,242	82,507
Monster Worldwide, Inc.*	14,622	80,421
LHC Group, Inc.*	2,964	68,765
Almost Family, Inc.*	2,248	61,078
Sanderson Farms, Inc.	680	59,806
Brink’s Co.	2,440	58,658
Heidrick & Struggles International, Inc.	2,787	57,245
Viad Corp.	2,431	50,200
Career Education Corp.*	9,878	50,180
Insperity, Inc.	1,645	44,974
AMN Healthcare Services, Inc.*	2,260	35,482
Invacare Corp.	2,957	34,922
Healthways, Inc.*	2,173	34,811
Alliance One International, Inc.*	14,932	29,416
Resources Connection, Inc.	1,991	27,755
Korn/Ferry International*	990	24,651
Total Consumer, Non-cyclical		1,842,624

INDUSTRIAL - 17.0%
Sanmina Corp.*	7,500	156,451
Benchmark Electronics, Inc.*	4,563	101,344
Atlas Air Worldwide Holdings, Inc.*	3,058	100,975
Griffon Corp.	8,269	94,184
Boise Cascade Co.*	2,784	83,910
EMCOR Group, Inc.	2,028	81,039
Olympic Steel, Inc.	3,888	79,976
Hub Group, Inc. — Class A*	1,878	76,116
Aegion Corp. — Class A*	3,401	75,672
Universal Forest Products, Inc.	1,697	72,479
Bel Fuse, Inc. — Class B	2,834	70,113
AAR Corp.	2,651	64,021
TTM Technologies, Inc.*	8,890	60,541
AM Castle & Co.*	5,687	48,567
Plexus Corp.*	1,292	47,714
Astec Industries, Inc.	1,170	42,670
Kaman Corp.	1,050	41,265
Briggs & Stratton Corp.	2,261	40,743
Gibraltar Industries, Inc.*	2,890	39,564
Curtiss-Wright Corp.	553	36,454
Matson, Inc.	1,370	34,291
Rofin-Sinar Technologies, Inc.*	1,380	31,823
Mueller Industries, Inc.	1,110	31,679
Quanex Building Products Corp.	1,568	28,365
UTI Worldwide, Inc.*	2,623	27,882
National Presto Industries, Inc.	395	23,980
Orion Marine Group, Inc.*	2,200	21,956
Total Industrial		1,613,774

FINANCIAL - 10.6%
Stewart Information Services Corp.	4,230	124,150
Piper Jaffray Cos.*	1,895	98,995
United Fire Group, Inc.	2,834	78,700
Calamos Asset Management, Inc. — Class A	6,755	76,129
Navigators Group, Inc.*	1,210	74,414
Infinity Property & Casualty Corp.	1,095	70,091
Horace Mann Educators Corp.	2,057	58,645
Safety Insurance Group, Inc.	950	51,215
Wintrust Financial Corp.	1,086	48,512
Meadowbrook Insurance Group, Inc.	7,663	44,829
Susquehanna Bancshares, Inc.	4,458	44,580
Capstead Mortgage Corp.	3,634	44,480
Selective Insurance Group, Inc.	1,945	43,062

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Brookline Bancorp, Inc.	4,338	$37,090
SWS Group, Inc.*	4,048	27,891
ProAssurance Corp.	616	27,147
Provident Financial Services, Inc.	1,658	27,141
FNB Corp.	2,140	25,659
Total Financial		1,002,730

TECHNOLOGY - 10.0%
ManTech International Corp. — Class A	5,200	140,140
Engility Holdings, Inc.*	3,608	112,461
CACI International, Inc. — Class A*	1,465	104,411
Super Micro Computer, Inc.*	3,499	102,941
Insight Enterprises, Inc.*	4,336	98,124
Ciber, Inc.*	25,843	88,641
SYNNEX Corp.*	1,363	88,091
Kulicke & Soffa Industries, Inc.*	2,556	36,372
Ebix, Inc.1	2,330	33,039
Diodes, Inc.*	1,340	32,053
Brooks Automation, Inc.	2,920	30,689
Rudolph Technologies, Inc.*	3,186	28,833
Mercury Systems, Inc.*	2,426	26,710
Digi International, Inc.*	3,231	24,233
Total Technology		946,738

ENERGY - 7.8%
Green Plains, Inc.	7,467	279,192
Pioneer Energy Services Corp.*	11,338	158,959
Exterran Holdings, Inc.	1,940	85,961
Swift Energy Co.*,1	6,579	63,158
Cloud Peak Energy, Inc.*	4,982	62,872
Gulf Island Fabrication, Inc.	2,364	40,661
Arch Coal, Inc.	11,646	24,690
SEACOR Holdings, Inc.*	285	21,318
Total Energy		736,811

BASIC MATERIALS - 6.8%
Century Aluminum Co.*	7,910	205,422
Materion Corp.	3,174	97,347
Kaiser Aluminum Corp.	960	73,171
A. Schulman, Inc.	1,923	69,536
Clearwater Paper Corp.*	680	40,876
Neenah Paper, Inc.	605	32,355
PH Glatfelter Co.	1,413	31,015
Zep, Inc.	2,044	28,658
Kraton Performance Polymers, Inc.*	1,430	25,468
OM Group, Inc.	753	19,540
Stepan Co.	380	16,864
Total Basic Materials		640,252

COMMUNICATIONS - 4.8%
Black Box Corp.	4,983	116,203
Scholastic Corp.	3,024	97,736
Anixter International, Inc.	689	58,455
Spok Holdings, Inc.	3,498	45,509
Oplink Communications, Inc.	2,456	41,310
NETGEAR, Inc.*	1,273	39,781
Atlantic Tele-Network, Inc.	701	37,784
Sizmek, Inc.*	2,418	18,715
Total Communications		455,493

UTILITIES - 2.1%
New Jersey Resources Corp.	1,154	58,288
Avista Corp.	1,887	57,610
Laclede Group, Inc.	722	33,501
NorthWestern Corp.	625	28,350
UIL Holdings Corp.	687	24,320
Total Utilities		202,069

Total Common Stocks
(Cost $7,061,380)		9,458,791

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.4%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$17,519	17,519
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	10,244	10,244
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	7,244	7,244
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	4,520	4,520
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	27	27
Total Repurchase Agreements
(Cost $39,554)		39,554

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P SMALLCAP 600® PURE VALUE FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$55,696	$55,696
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	9,131	9,131
Total Securities Lending Collateral
(Cost $64,827)		64,827

Total Investments - 101.0%
(Cost $7,165,761)		$9,563,172
Other Assets & Liabilities, net - (1.0)%		(98,626)
Total Net Assets - 100.0%		$9,464,546

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $69,728 of securities loaned (cost $7,061,380)	$9,458,791
Repurchase agreements, at value (cost $104,381)	104,381
Total investments (cost $7,165,761)	9,563,172
Segregated cash with broker	10,623
Receivables:
Fund shares sold	9,894
Dividends	6,363
Securities lending income	306
Total assets	9,590,358

Liabilities:
Payable for:
Upon return of securities loaned	75,450
Fund shares redeemed	25,098
Management fees	7,439
Distribution and service fees	4,062
Transfer agent and administrative fees	2,480
Portfolio accounting fees	992
Miscellaneous	10,291
Total liabilities	125,812
Net assets	$9,464,546

Net assets consist of:
Paid in capital	$36,340,428
Accumulated net investment loss	(99,477)
Accumulated net realized loss on investments	(29,173,816)
Net unrealized appreciation on investments	2,397,411
Net assets	$9,464,546

A-Class:
Net assets	$865,997
Capital shares outstanding	36,516
Net asset value per share	$23.72
Maximum offering price per share (Net asset value divided by 95.25%)	$24.90

C-Class:
Net assets	$2,470,750
Capital shares outstanding	117,600
Net asset value per share	$21.01

H-Class:
Net assets	$6,127,799
Capital shares outstanding	259,395
Net asset value per share	$23.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$83,109
Income from securities lending, net	2,033
Interest	8
Total investment income	85,150

Expenses:
Management fees	64,725
Transfer agent and administrative fees	21,575
Distribution and service fees:
A-Class	1,362
C-Class	17,376
H-Class	15,869
Portfolio accounting fees	8,630
Registration fees	10,125
Custodian fees	1,006
Trustees’ fees*	959
Line of credit interest expense	234
Miscellaneous	2,422
Total expenses	144,283
Net investment loss	(59,133)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,265,202
Net realized gain	1,265,202
Net change in unrealized appreciation (depreciation) on:
Investments	(2,425,029)
Net change in unrealized appreciation (depreciation)	(2,425,029)
Net realized and unrealized loss	(1,159,827)
Net decrease in net assets resulting from operations	$(1,218,960)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(59,133)	$(127,130)
Net realized gain on investments	1,265,202	4,060,418
Net change in unrealized appreciation (depreciation) on investments	(2,425,029)	346,408
Net increase (decrease) in net assets resulting from operations	(1,218,960)	4,279,696

Capital share transactions:
Proceeds from sale of shares
A-Class	583,398	1,058,772
C-Class	1,081,587	4,733,420
H-Class	48,945,692	217,271,980
Cost of shares redeemed
A-Class	(651,407)	(1,936,024)
C-Class	(2,832,866)	(5,294,994)
H-Class	(64,353,565)	(228,428,263)
Net decrease from capital share transactions	(17,227,161)	(12,595,109)
Net decrease in net assets	(18,446,121)	(8,315,413)

Net assets:
Beginning of period	27,910,667	36,226,080
End of period	$9,464,546	$27,910,667
Accumulated net investment loss at end of period	$(99,477)	$(40,344)

Capital share activity:
Shares sold
A-Class	23,167	47,370
C-Class	48,562	232,036
H-Class	1,960,728	9,393,903
Shares redeemed
A-Class	(26,268)	(87,067)
C-Class	(128,843)	(258,641)
H-Class	(2,577,187)	(10,096,699)
Net decrease in shares	(699,841)	(769,098)

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$25.66	$19.55	$17.07	$17.42	$19.60	$11.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.09)	(.01)	(.12)	(.13)	(.13)
Net gain (loss) on investments (realized and unrealized)	(1.87)	6.20	2.49	(.23)	1.20	15.44
Total from investment operations	(1.94)	6.11	2.48	(.35)	1.07	15.31
Less distributions from:
Net investment income	—	—	—	—	—	(.03)
Net realized gains	—	—	—	—	(3.25)	(6.76)
Total distributions	—	—	—	—	(3.25)	(6.79)
Net asset value, end of period	$23.72	$25.66	$19.55	$17.07	$17.42	$19.60

Total Return[c]	(7.56%)	31.25%	14.53%	(2.01%)	6.98%	150.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$866	$1,016	$1,551	$961	$8,845	$5,529
Ratios to average net assets:
Net investment income (loss)	(0.52%)	(0.39%)	(0.08%)	(0.71%)	(0.73%)	(0.62%)
Total expenses	1.52%	1.52%	1.51%	1.53%	1.53%	1.53%
Portfolio turnover rate	237%	658%	655%	744%	692%	443%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$22.81	$17.51	$15.40	$15.85	$18.27	$10.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.22)	(.13)	(.20)	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	(1.65)	5.52	2.24	(.25)	1.06	14.71
Total from investment operations	(1.80)	5.30	2.11	(.45)	.83	14.44
Less distributions from:
Net investment income	—	—	—	—	—	(.03)
Net realized gains	—	—	—	—	(3.25)	(6.76)
Total distributions	—	—	—	—	(3.25)	(6.79)
Net asset value, end of period	$21.01	$22.81	$17.51	$15.40	$15.85	$18.27

Total Return[c]	(7.89%)	30.27%	13.70%	(2.84%)	6.12%	148.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,471	$4,514	$3,932	$1,955	$2,243	$8,999
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.10%)	(0.84%)	(1.39%)	(1.37%)	(1.39%)
Total expenses	2.27%	2.27%	2.26%	2.26%	2.28%	2.28%
Portfolio turnover rate	237%	658%	655%	744%	692%	443%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$25.55	$19.47	$17.00	$17.38	$19.57	$11.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.06)	(.06)	(.11)	(.11)	(.12)
Net gain (loss) on investments (realized and unrealized)	(1.86)	6.14	2.53	(.27)	1.17	15.41
Total from investment operations	(1.93)	6.08	2.47	(.38)	1.06	15.29
Less distributions from:
Net investment income	—	—	—	—	—	(.03)
Net realized gains	—	—	—	—	(3.25)	(6.76)
Total distributions	—	—	—	—	(3.25)	(6.79)
Net asset value, end of period	$23.62	$25.55	$19.47	$17.00	$17.38	$19.57

Total Return[c]	(7.55%)	31.23%	14.53%	(2.19%)	6.94%	150.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,128	$22,380	$30,743	$24,298	$15,980	$216,500
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.25%)	(0.32%)	(0.69%)	(0.56%)	(0.62%)
Total expenses	1.52%	1.53%	1.51%	1.49%	1.54%	1.54%
Portfolio turnover rate	237%	658%	655%	744%	692%	443%
[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX Europe 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)
Nestle S.A. ADR	2.3%
Novartis AG ADR	2.3%
Roche Holding AG ADR	1.9%
HSBC Holdings plc ADR	1.8%
Total S.A. ADR	1.5%
Royal Dutch Shell plc — Class A ADR	1.4%
Sanofi ADR	1.3%
BP plc ADR	1.3%
Bayer AG ADR	1.1%
Banco Santander S.A, ADR	1.1%
Top Ten Total	16.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

COUNTRY DIVERSIFICATION

At September 30, 2014, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United Kingdom	35.4%	$1,178,311
Switzerland	22.7%	757,979
Germany	15.2%	505,225
France	11.2%	373,783
Spain	6.2%	205,492
Netherlands	2.9%	98,024
Belgium	2.1%	70,168
Other	4.3%	143,167
Total Common Stocks	100.0%	$3,332,149

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 38.9%

CONSUMER, NON-CYCLICAL - 15.1%
Nestle S.A. ADR	2,647	$194,898
Novartis AG ADR	2,061	194,001
Roche Holding AG ADR	4,484	165,863
Sanofi ADR	1,981	111,788
Bayer AG ADR	690	96,676
GlaxoSmithKline plc ADR	2,016	92,676
British American Tobacco plc ADR	779	88,089
AstraZeneca plc ADR	1,064	76,012
Anheuser-Busch InBev N.V. ADR	633	70,168
Diageo plc ADR	522	60,239
Unilever N.V. — Class Y	1,326	52,616
Reckitt Benckiser Group plc ADR	2,726	47,405
Unilever plc ADR	1,123	47,054
Total Consumer, Non-cyclical		1,297,485

FINANCIAL - 9.3%
HSBC Holdings plc ADR	3,101	157,778
Banco Santander S.A. ADR1	10,014	95,133
BNP Paribas S.A. ADR	1,893	62,318
Allianz SE ADR	3,776	60,869
Banco Bilbao Vizcaya Argentaria S.A. ADR	4,998	59,976
Lloyds Banking Group plc ADR*,1	10,972	55,299
UBS AG	2,990	51,936
Barclays plc ADR	3,350	49,614
Prudential plc ADR	1,081	48,115
ING Groep N.V. ADR*	3,200	45,408
Credit Suisse Group AG ADR	1,376	38,033
Deutsche Bank AG	1,024	35,697
Zurich Insurance Group AG ADR	1,183	35,264
Total Financial		795,440

ENERGY - 5.4%
Total S.A. ADR	1,951	125,741
Royal Dutch Shell plc — Class A ADR	1,610	122,569
BP plc ADR	2,508	110,227
BG Group plc ADR	2,831	52,487
Eni SpA ADR	1,107	52,306
Total Energy		463,330

BASIC MATERIALS - 2.4%
BASF SE ADR	775	70,967
Rio Tinto plc ADR	1,013	49,819
BHP Billiton Ltd. ADR	830	48,870
Air Liquide S.A. ADR	1,562	37,988
Total Basic Materials		207,644

COMMUNICATIONS - 2.4%
Vodafone Group plc ADR	2,254	74,134
Telefonica S.A. ADR	3,278	50,383
BT Group plc ADR	683	41,991
Deutsche Telekom AG ADR	2,460	37,195
Total Communications		203,703

INDUSTRIAL - 1.9%
Siemens AG ADR	681	81,087
ABB Ltd. ADR	1,925	43,139
Schneider Electric SE ADR	2,358	35,948
Total Industrial		160,174

CONSUMER, CYCLICAL - 1.2%
Daimler AG ADR	836	63,779
Cie Financiere Richemont S.A. ADR	4,286	34,845
Total Consumer, Cyclical		98,624

TECHNOLOGY - 0.7%
SAP SE ADR	817	58,955

UTILITIES - 0.5%
National Grid plc ADR	651	46,794

Total Common Stocks
(Cost $2,750,188)		3,332,149

MUTUAL FUNDS†,2 - 21.6%
Guggenheim Strategy Fund I	74,544	1,856,879
Total Mutual Funds
(Cost $1,857,483)		1,856,879

	Face Amount

REPURCHASE AGREEMENTS††,3 - 23.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$901,287	901,287
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	526,991	526,991
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	372,664	372,664
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	232,540	232,540
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	1,387	1,387
Total Repurchase Agreements
(Cost $2,034,869)		2,034,869

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
EUROPE 1.25x STRATEGY FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,4 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$67,622	$67,622
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	11,086	11,086
Total Securities Lending Collateral
(Cost $78,708)		78,708

Total Investments - 85.1%
(Cost $6,721,248)		$7,302,605
Other Assets & Liabilities, net - 14.9%		1,279,338
Total Net Assets - 100.0%		$8,581,943

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED††
December 2014 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $7,401,124)	192	$(5,522)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 Euro FX Futures Contracts (Aggregate Value of Contracts $7,424,238)	47	$(133,894)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
3	Repurchase Agreements — See Note 5.
4	Securities lending collateral — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $88,986 of securities loaned (cost $4,607,671)	$5,189,028
Repurchase agreements, at value (cost $2,113,577)	2,113,577
Total investments (cost $6,721,248)	7,302,605
Segregated cash with broker	604,586
Cash	118,198
Receivables:
Fund shares sold	774,431
Foreign taxes reclaim	14,941
Dividends	12,965
Swap settlement	7,771
Securities lending income	50
Total assets	8,835,547

Liabilities:
Foreign currency, at value (cost $118,161)	117,674
Payable for:
Upon return of securities loaned	91,606
Fund shares redeemed	19,213
Management fees	7,387
Variation margin	7,373
Distribution and service fees	2,427
Transfer agent and administrative fees	2,052
Portfolio accounting fees	821
Miscellaneous	5,051
Total liabilities	253,604
Net assets	$8,581,943

Net assets consist of:
Paid in capital	$19,327,209
Undistributed net investment income	83,764
Accumulated net realized loss on investments and foreign currency	(11,271,458)
Net unrealized appreciation on investments and foreign currency	442,428
Net assets	$8,581,943

A-Class:
Net assets	$1,044,109
Capital shares outstanding	62,532
Net asset value per share	$16.70
Maximum offering price per share (Net asset value divided by 95.25%)	$17.53

C-Class:
Net assets	$1,440,930
Capital shares outstanding	97,117
Net asset value per share	$14.84

H-Class:
Net assets	$6,096,904
Capital shares outstanding	368,173
Net asset value per share	$16.56

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $7,946)	$180,785
Income from securities lending, net	498
Interest	241
Total investment income	181,524

Expenses:
Management fees	62,256
Transfer agent and administrative fees	17,293
Distribution and service fees:
A-Class	1,783
C-Class	5,615
H-Class	14,107
Portfolio accounting fees	6,917
Registration fees	8,083
Custodian fees	809
Trustees’ fees*	759
Line of credit interest expense	120
Tax expense	85
Miscellaneous	6,368
Total expenses	124,195
Net investment income	57,329

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	565,384
Swap agreements	5,462
Futures contracts	167,637
Foreign currency	(5,828)
Net realized gain	732,655
Net change in unrealized appreciation (depreciation) on:
Investments	(746,511)
Futures contracts	(303,694)
Foreign currency	392
Net change in unrealized appreciation (depreciation)	(1,049,813)
Net realized and unrealized loss	(317,158)
Net decrease in net assets resulting from operations	$(259,829)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$57,329	$62,852
Net realized gain on investments and foreign currency	732,655	1,358,485
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,049,813)	1,364,932
Net increase (decrease) in net assets resulting from operations	(259,829)	2,786,269

Capital share transactions:
Proceeds from sale of shares
A-Class	857,582	52,743,507
C-Class	10,779,961	7,218,044
H-Class	94,356,124	207,864,838
Cost of shares redeemed
A-Class	(2,312,770)	(54,374,701)
C-Class	(9,798,649)	(7,224,756)
H-Class	(99,679,790)	(209,443,547)
Net decrease from capital share transactions	(5,797,542)	(3,216,615)
Net decrease in net assets	(6,057,371)	(430,346)

Net assets:
Beginning of period	14,639,314	15,069,660
End of period	$8,581,943	$14,639,314
Undistributed net investment income at end of period	$83,764	$26,435

Capital share activity:
Shares sold
A-Class	48,255	3,372,060
C-Class	679,375	497,359
H-Class	5,364,768	13,214,764
Shares redeemed
A-Class	(132,362)	(3,501,903)
C-Class	(616,728)	(494,056)
H-Class	(5,665,920)	(13,302,797)
Net decrease in shares	(322,612)	(214,573)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$17.40	$14.16	$12.57	$14.06	$14.18	$8.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.16	(.03)	.10	.08	.04
Net gain (loss) on investments (realized and unrealized)	(.77)	3.08	1.65	(1.59)	(.20)	5.78
Total from investment operations	(.70)	3.24	1.62	(1.49)	(.12)	5.82
Less distributions from:
Net investment income	—	—	(.03)	—	—	—
Total distributions	—	—	(.03)	—	—	—
Net asset value, end of period	$16.70	$17.40	$14.16	$12.57	$14.06	$14.18

Total Return[c]	(4.02%)	22.88%	12.92%	(10.60%)	(0.85%)	69.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,044	$2,551	$3,916	$694	$455	$463
Ratios to average net assets:
Net investment income (loss)	0.83%	1.00%	(0.23%)	0.77%	0.66%	0.33%
Total expenses[d]	1.74%	1.72%	1.67%	1.67%	1.69%	1.66%
Portfolio turnover rate	208%	654%	903%	318%	515%	1,353%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$15.52	$12.89	$11.53	$12.97	$13.17	$7.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.07)	(.10)	— [e]	.03	(.04)
Net gain (loss) on investments (realized and unrealized)	(.65)	2.70	1.49	(1.44)	(.23)	5.38
Total from investment operations	(.68)	2.63	1.39	(1.44)	(.20)	5.34
Less distributions from:
Net investment income	—	—	(.03)	—	—	—
Total distributions	—	—	(.03)	—	—	—
Net asset value, end of period	$14.84	$15.52	$12.89	$11.53	$12.97	$13.17

Total Return[c]	(4.38%)	20.40%	12.09%	(11.10%)	(1.52%)	68.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,441	$535	$402	$439	$638	$2,111
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.48%)	(0.83%)	0.03%	0.22%	(0.36%)
Total expenses[d]	2.49%	2.47%	2.42%	2.43%	2.43%	2.42%
Portfolio turnover rate	208%	654%	903%	318%	515%	1,353%

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$17.26	$14.20	$12.59	$14.06	$14.20	$8.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.03	(.02)	.16	.09	.03
Net gain (loss) on investments (realized and unrealized)	(.78)	3.03	1.66	(1.63)	(.23)	5.81
Total from investment operations	(.70)	3.06	1.64	(1.47)	(.14)	5.84
Less distributions from:
Net investment income	—	—	(.03)	—	—	—
Total distributions	—	—	(.03)	—	—	—
Net asset value, end of period	$16.56	$17.26	$14.20	$12.59	$14.06	$14.20

Total Return[c]	(4.06%)	21.55%	13.06%	(10.46%)	(0.99%)	69.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,097	$11,553	$10,752	$7,759	$23,238	$6,989
Ratios to average net assets:
Net investment income (loss)	0.95%	0.19%	(0.18%)	1.22%	0.70%	0.21%
Total expenses[d]	1.73%	1.71%	1.67%	1.68%	1.69%	1.70%
Portfolio turnover rate	208%	654%	903%	318%	515%	1,353%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net investment income is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	September 30, 2014

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as futures contracts.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
JAPAN 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 26.4%
Guggenheim Strategy Fund I	52,256	$1,301,707
Total Mutual Funds
(Cost $1,302,590)		1,301,707

	Face Amount

REPURCHASE AGREEMENTS††,2 - 79.7%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$1,737,356	1,737,356
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,015,850	1,015,850
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	718,362	718,362
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	448,253	448,253
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	2,673	2,673
Total Repurchase Agreements
(Cost $3,922,494)		3,922,494

Total Investments - 106.1%
(Cost $5,225,084)		$5,224,201
Other Assets & Liabilities, net - (6.1)%		(301,554)
Total Net Assets - 100.0%		$4,922,647

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Nikkei-225 (CME) Index Futures Contracts (Aggregate Value of Contracts $9,813,100)	121	$301,784

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 Japanese Yen Futures Contracts (Aggregate Value of Contracts $9,808,300)	86	(209,694)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
2	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $1,302,590)	$1,301,707
Repurchase agreements, at value (cost $3,922,494)	3,922,494
Total investments (cost $5,225,084)	5,224,201
Segregated cash with broker	232,869
Receivables:
Fund shares sold	77,754
Swap settlement	9,434
Dividends	1,222
Total assets	5,545,480

Liabilities:
Payable for:
Fund shares redeemed	541,536
Variation margin	72,637
Management fees	2,821
Distribution and service fees	1,008
Transfer agent and administrative fees	940
Portfolio accounting fees	376
Miscellaneous	3,515
Total liabilities	622,833
Net assets	$4,922,647

Net assets consist of:
Paid in capital	$6,218,814
Accumulated net investment loss	(49,362)
Accumulated net realized loss on investments	(1,338,012)
Net unrealized appreciation on investments	91,207
Net assets	$4,922,647

A-Class:
Net assets	$1,996,100
Capital shares outstanding	99,396
Net asset value per share	$20.08
Maximum offering price per share (Net asset value divided by 95.25%)	$21.08

C-Class:
Net assets	$325,133
Capital shares outstanding	16,919
Net asset value per share	$19.22

H-Class:
Net assets	$2,601,414
Capital shares outstanding	129,066
Net asset value per share	$20.15

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$5,417
Interest	227
Total investment income	5,644

Expenses:
Management fees	15,699
Transfer agent and administrative fees	5,233
Distribution and service fees:
A-Class	731
C-Class	841
H-Class	4,292
Portfolio accounting fees	2,093
Registration fees	2,497
Custodian fees	245
Trustees’ fees*	221
Miscellaneous	1,664
Total expenses	33,516
Net investment loss	(27,872)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,605)
Swap agreements	6,633
Futures contracts	332,577
Net realized gain	337,605
Net change in unrealized appreciation (depreciation) on:
Investments	(883)
Futures contracts	(173,712)
Net change in unrealized appreciation (depreciation)	(174,595)
Net realized and unrealized gain	163,010
Net increase in net assets resulting from operations	$135,138

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(27,872)	$(137,800)
Net realized gain on investments	337,605	1,292,015
Net change in unrealized appreciation (depreciation) on investments	(174,595)	(1,252,929)
Net increase (decrease) in net assets resulting from operations	135,138	(98,714)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,476,337	8,428,575
C-Class	5,255,437	9,557,083
H-Class	28,762,135	130,777,601
Cost of shares redeemed
A-Class	(2,102,240)	(10,200,315)
C-Class	(5,038,363)	(9,548,823)
H-Class	(29,398,155)	(136,373,860)
Net increase (decrease) from capital share transactions	955,151	(7,359,739)
Net increase (decrease) in net assets	1,090,289	(7,458,453)

Net assets:
Beginning of period	3,832,358	11,290,811
End of period	$4,922,647	$3,832,358
Accumulated net investment loss at end of period	$(49,362)	$(21,490)

Capital share activity:
Shares sold
A-Class	170,936	414,164
C-Class	277,072	492,346
H-Class	1,454,366	6,516,305
Shares redeemed
A-Class	(103,881)	(498,277)
C-Class	(265,752)	(501,406)
H-Class	(1,485,488)	(6,873,237)
Net increase (decrease) in shares	47,253	(450,105)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$19.31	$17.39	$15.45	$14.95	$16.49	$9.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.31)	(.20)	(.22)	(.24)	(.19)
Net gain (loss) on investments (realized and unrealized)	.90	2.23	2.14	.72	(1.30)	7.67
Total from investment operations	.77	1.92	1.94	.50	(1.54)	7.48
Net asset value, end of period	$20.08	$19.31	$17.39	$15.45	$14.95	$16.49

Total Return[c]	3.99%	11.04%	12.56%	3.34%	(9.34%)	83.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,996	$624	$2,025	$1,428	$5,931	$2,234
Ratios to average net assets:
Net investment income (loss)	(1.29%)	(1.50%)	(1.40%)	(1.49%)	(1.45%)	(1.42%)
Total expenses[d]	1.57%	1.52%	1.51%	1.51%	1.55%	1.53%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$18.49	$16.76	$14.99	$14.60	$16.23	$8.94
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.43)	(.29)	(.31)	(.31)	(.31)
Net gain (loss) on investments (realized and unrealized)	.93	2.16	2.06	.70	(1.32)	7.60
Total from investment operations	.73	1.73	1.77	.39	(1.63)	7.29
Net asset value, end of period	$19.22	$18.49	$16.76	$14.99	$14.60	$16.23

Total Return[c]	3.95%	10.32%	11.81%	2.67%	(10.04%)	81.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$325	$104	$246	$140	$189	$432
Ratios to average net assets:
Net investment income (loss)	(2.07%)	(2.25%)	(2.15%)	(2.23%)	(2.18%)	(2.20%)
Total expenses[d]	2.32%	2.27%	2.25%	2.26%	2.29%	2.28%
Portfolio turnover rate	—	—	—	—	—	—

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$19.38	$17.44	$15.49	$14.98	$16.48	$9.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.30)	(.20)	(.22)	(.23)	(.21)
Net gain (loss) on investments (realized and unrealized)	.90	2.24	2.15	.73	(1.27)	7.68
Total from investment operations	.77	1.94	1.95	.51	(1.50)	7.47
Net asset value, end of period	$20.15	$19.38	$17.44	$15.49	$14.98	$16.48

Total Return[c]	3.97%	11.12%	12.59%	3.40%	(9.10%)	82.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,601	$3,104	$9,020	$4,574	$5,356	$5,414
Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.50%)	(1.40%)	(1.48%)	(1.44%)	(1.44%)
Total expenses[d]	1.57%	1.52%	1.50%	1.51%	1.54%	1.53%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FUND PROFILE (Unaudited)	September 30, 2014

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 49.3%
Guggenheim Strategy Fund II1	621,837	$15,483,749
Guggenheim Strategy Fund I2	620,132	15,447,484
Total Mutual Funds
(Cost $30,947,633)		30,931,233

	Face Amount

REPURCHASE AGREEMENTS††,3 - 23.5%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$6,347,091	6,347,091
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	3,711,213	3,711,213
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	2,624,396	2,624,396
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,637,604	1,637,604
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	409,765	409,765
Total Repurchase Agreements
(Cost $14,730,069)		14,730,069

Total Investments - 72.8%
(Cost $45,677,702)		$45,661,302
Other Assets & Liabilities, net - 27.2%		17,047,755
Total Net Assets - 100.0%		$62,709,057

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $93,869,640)	1,091	$1,757,945

	Units

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2014 U.S. Dollar Index Swap, Terminating 11/28/145 (Notional Value $31,829,725)	370,235	$1,295,161

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Affiliated issuer — See Note 11.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
3	Repurchase Agreements — See Note 5.
4	All or a portion of this security is pledged as currency index swap collateral at September 30, 2014.
5	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments in unaffiliated issuers, at value (cost $15,453,696)	$15,447,484
Investments in affiliated issuers, at value (cost $15,493,937)	15,483,749
Repurchase agreements, at value (cost $14,730,069)	14,730,069
Total investments (cost $45,677,702)	45,661,302
Cash	12,335,217
Segregated cash with broker	2,981,878
Unrealized appreciation on swap agreements	1,295,161
Receivables:
Fund shares sold	426,415
Variation margin	350,831
Swap settlement	142,739
Dividends	24,101
Total assets	63,217,644

Liabilities:
Payable for:
Fund shares redeemed	372,127
Management fees	49,027
Distribution and service fees	14,846
Transfer agent and administrative fees	13,619
Portfolio accounting fees	5,447
Miscellaneous	53,521
Total liabilities	508,587
Net assets	$62,709,057

Net assets consist of:
Paid in capital	$79,302,247
Accumulated net investment loss	(365,227)
Accumulated net realized loss on investments	(19,264,669)
Net unrealized appreciation on investments	3,036,706
Net assets	$62,709,057

A-Class:
Net assets	$8,492,117
Capital shares outstanding	195,595
Net asset value per share	$43.42
Maximum offering price per share (Net asset value divided by 95.25%)	$45.59

C-Class:
Net assets	$2,702,976
Capital shares outstanding	67,077
Net asset value per share	$40.30

H-Class:
Net assets	$51,513,964
Capital shares outstanding	1,191,087
Net asset value per share	$43.25

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends from securities of unaffiliated issuers	$62,740
Dividends from securities of affiliated issuers	8,269
Interest	2,026
Total investment income	73,035

Expenses:
Management fees	173,556
Transfer agent and administrative fees	48,210
Distribution and service fees:
A-Class	5,623
C-Class	9,967
H-Class	40,095
Portfolio accounting fees	19,284
Custodian fees	2,256
Trustees’ fees*	908
Miscellaneous	38,786
Total expenses	338,685
Net investment loss	(265,650)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(18,212)
Investments in affiliated issuers	(6,063)
Swap agreements	558,684
Futures contracts	3,686,123
Net realized gain	4,220,532
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,212)
Investments in affiliated issuers	(10,188)
Swap agreements	1,312,710
Futures contracts	1,584,620
Net change in unrealized appreciation (depreciation)	2,880,930
Net realized and unrealized gain	7,101,462
Net increase in net assets resulting from operations	$6,835,812

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(265,650)	$(387,321)
Net realized gain (loss) on investments	4,220,532	(3,258,413)
Net change in unrealized appreciation (depreciation) on investments	2,880,930	(133,507)
Net increase (decrease) in net assets resulting from operations	6,835,812	(3,779,241)

Capital share transactions:
Proceeds from sale of shares
A-Class	20,403,664	32,997,383
C-Class	4,383,938	13,018,069
H-Class	233,148,425	97,506,138
Cost of shares redeemed
A-Class	(16,183,902)	(38,741,873)
C-Class	(4,012,341)	(14,153,109)
H-Class	(197,275,997)	(97,374,129)
Net increase (decrease) from capital share transactions	40,463,787	(6,747,521)
Net increase (decrease) in net assets	47,299,599	(10,526,762)

Net assets:
Beginning of period	15,409,458	25,936,220
End of period	$62,709,057	$15,409,458
Accumulated net investment loss at end of period	$(365,227)	$(99,577)

Capital share activity:
Shares sold
A-Class	514,957	815,939 *
C-Class	118,945	341,309 *
H-Class	5,886,547	2,436,518 *
Shares redeemed
A-Class	(411,829)	(967,356)*
C-Class	(110,589)	(370,508)*
H-Class	(4,951,012)	(2,462,181)*
Net increase (decrease) in shares	1,047,019	(206,279)*

*
Reverse share split — Capital share activity for the period presented through February 7, 2014 has been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 13 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$38.36	$42.75	$40.35	$40.39	$49.15	$58.93
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.69)	(.63)	(.66)	(.75)	(.75)
Net gain (loss) on investments (realized and unrealized)	5.33	(3.70)	3.03	.62	(8.01)	(9.03)
Total from investment operations	5.06	(4.39)	2.40	(.04)	(8.76)	(9.78)
Net asset value, end of period	$43.42	$38.36	$42.75	$40.35	$40.39	$49.15

Total Return[c]	13.19%	(10.27%)	5.95%	(0.07%)	(17.83%)	(16.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,492	$3,547	$10,427	$6,875	$6,115	$16,833
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.72%)	(1.53%)	(1.62%)	(1.55%)	(1.57%)
Total expenses[d]	1.71%	1.74%	1.66%	1.68%	1.71%	1.67%
Portfolio turnover rate	552%	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$35.74	$40.15	$38.14	$38.48	$47.21	$57.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(.94)	(.90)	(.90)	(1.05)	(1.08)
Net gain (loss) on investments (realized and unrealized)	4.94	(3.47)	2.91	.56	(7.68)	(8.73)
Total from investment operations	4.56	(4.41)	2.01	(.34)	(8.73)	(9.81)
Net asset value, end of period	$40.30	$35.74	$40.15	$38.14	$38.48	$47.21

Total Return[c]	12.76%	(10.96%)	5.27%	(0.94%)	(18.49%)	(17.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,703	$2,099	$3,530	$4,091	$4,028	$10,594
Ratios to average net assets:
Net investment income (loss)	(2.11%)	(2.48%)	(2.29%)	(2.36%)	(2.29%)	(2.31%)
Total expenses[d]	2.46%	2.50%	2.42%	2.44%	2.46%	2.42%
Portfolio turnover rate	552%	—	—	—	—	—

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]	Year Ended March 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$38.21	$42.60	$40.17	$40.20	$48.92	$58.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.69)	(.63)	(.66)	(.75)	(.75)
Net gain (loss) on investments (realized and unrealized)	5.30	(3.70)	3.06	.63	(7.97)	(9.00)
Total from investment operations	5.04	(4.39)	2.43	(.03)	(8.72)	(9.75)
Net asset value, end of period	$43.25	$38.21	$42.60	$40.17	$40.20	$48.92

Total Return[c]	13.19%	(10.31%)	6.05%	(0.07%)	(17.84%)	(16.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,514	$9,764	$11,979	$21,982	$20,733	$60,944
Ratios to average net assets:
Net investment income (loss)	(1.33%)	(1.72%)	(1.53%)	(1.62%)	(1.55%)	(1.57%)
Total expenses[d]	1.72%	1.74%	1.66%	1.69%	1.72%	1.67%
Portfolio turnover rate	552%	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014. See Note 13 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

FUND PROFILE (Unaudited)	September 30, 2014

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 - 49.8%
Guggenheim Strategy Fund I	56,489	$1,407,147
Guggenheim Strategy Fund II	56,185	1,398,997
Total Mutual Funds
(Cost $2,810,297)		2,806,144

	Face Amount

REPURCHASE AGREEMENTS††,2 - 49.3%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$1,225,884	1,225,884
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	716,787	716,787
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	506,879	506,879
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	316,289	316,289
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	10,778	10,778
Total Repurchase Agreements
(Cost $2,776,617)		2,776,617

Total Investments - 99.1%
(Cost $5,586,914)		$5,582,761
Other Assets & Liabilities, net - 0.9%		51,236
Total Net Assets - 100.0%		$5,633,997

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2014 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $10,582,920)	123	$(142,208)

	Units

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2014 U.S. Dollar Index Swap, Terminating 11/28/144 (Notional Value $734,261)	8,541	$(5,759)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as currency index swap collateral at September 30, 2014.
4	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $2,810,297)	$2,806,144
Repurchase agreements, at value (cost $2,776,617)	2,776,617
Total investments (cost $5,586,914)	5,582,761
Segregated cash with broker	169,058
Receivables:
Fund shares sold	33,986
Dividends	2,459
Total assets	5,788,264

Liabilities:
Unrealized depreciation on swap agreements	5,759
Payable for:
Fund shares redeemed	43,580
Variation margin	40,515
Swap settlement	40,147
Management fees	4,264
Distribution and service fees	1,583
Transfer agent and administrative fees	1,185
Portfolio accounting fees	474
Miscellaneous	16,760
Total liabilities	154,267
Net assets	$5,633,997

Net assets consist of:
Paid in capital	$22,039,423
Accumulated net investment loss	(102,971)
Accumulated net realized loss on investments	(16,150,335)
Net unrealized depreciation on investments	(152,120)
Net assets	$5,633,997

A-Class:
Net assets	$746,464
Capital shares outstanding	48,123
Net asset value per share	$15.51
Maximum offering price per share (Net asset value divided by 95.25%)	$16.28

C-Class:
Net assets	$652,284
Capital shares outstanding	45,657
Net asset value per share	$14.29

H-Class:
Net assets	$4,235,249
Capital shares outstanding	273,404
Net asset value per share	$15.49

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$17,672
Interest	410
Total investment income	18,082

Expenses:
Management fees	38,534
Transfer agent and administrative fees	10,704
Distribution and service fees:
A-Class	1,993
C-Class	3,708
H-Class	7,784
Portfolio accounting fees	4,281
Registration fees	4,112
Custodian fees	500
Trustees’ fees*	409
Miscellaneous	4,100
Total expenses	76,125
Net investment loss	(58,043)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,916)
Swap agreements	(182,164)
Futures contracts	(786,173)
Net realized loss	(973,253)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,153)
Swap agreements	(21,588)
Futures contracts	(75,895)
Net change in unrealized appreciation (depreciation)	(101,636)
Net realized and unrealized loss	(1,074,889)
Net decrease in net assets resulting from operations	$(1,132,932)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(58,043)	$(188,856)
Net realized gain (loss) on investments	(973,253)	175,390
Net change in unrealized appreciation (depreciation) on investments	(101,636)	64,739
Net increase (decrease) in net assets resulting from operations	(1,132,932)	51,273

Capital share transactions:
Proceeds from sale of shares
A-Class	9,673,808	24,041,632
C-Class	107,779	6,428,661
H-Class	20,979,028	31,158,919
Cost of shares redeemed
A-Class	(9,972,574)	(24,071,521)
C-Class	(175,341)	(7,316,759)
H-Class	(21,244,659)	(35,984,350)
Net decrease from capital share transactions	(631,959)	(5,743,418)
Net decrease in net assets	(1,764,891)	(5,692,145)

Net assets:
Beginning of period	7,398,888	13,091,033
End of period	$5,633,997	$7,398,888
Accumulated net investment loss at end of period	$(102,971)	$(44,928)

Capital share activity:
Shares sold
A-Class	547,804	1,367,080
C-Class	6,823	398,681
H-Class	1,182,954	1,777,634
Shares redeemed
A-Class	(562,913)	(1,383,231)
C-Class	(10,870)	(455,811)
H-Class	(1,215,120)	(2,066,133)
Net decrease in shares	(51,322)	(361,780)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$17.86	$16.95	$18.95	$20.34	$17.98	$16.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.30)	(.28)	(.33)	(.28)	(.30)
Net gain (loss) on investments (realized and unrealized)	(2.24)	1.21	(1.72)	(1.06)	2.64	1.90
Total from investment operations	(2.35)	.91	(2.00)	(1.39)	2.36	1.60
Net asset value, end of period	$15.51	$17.86	$16.95	$18.95	$20.34	$17.98

Total Return[c]	(13.16%)	5.37%	(10.55%)	(6.83%)	13.13%	9.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$746	$1,129	$1,346	$2,881	$5,576	$6,753
Ratios to average net assets:
Net investment income (loss)	(1.28%)	(1.73%)	(1.53%)	(1.62%)	(1.54%)	(1.57%)
Total expenses[d]	1.71%	1.75%	1.65%	1.70%	1.71%	1.68%
Portfolio turnover rate	225%	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$16.51	$15.79	$17.79	$19.23	$17.12	$15.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.40)	(.38)	(.44)	(.39)	(.43)
Net gain (loss) on investments (realized and unrealized)	(2.06)	1.12	(1.62)	(1.00)	2.50	1.82
Total from investment operations	(2.22)	.72	(2.00)	(1.44)	2.11	1.39
Net asset value, end of period	$14.29	$16.51	$15.79	$17.79	$19.23	$17.12

Total Return[c]	(13.45%)	4.56%	(11.24%)	(7.49%)	12.32%	8.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$652	$821	$1,687	$2,826	$3,963	$5,314
Ratios to average net assets:
Net investment income (loss)	(2.01%)	(2.49%)	(2.27%)	(2.36%)	(2.29%)	(2.32%)
Total expenses[d]	2.46%	2.52%	2.39%	2.44%	2.46%	2.43%
Portfolio turnover rate	225%	—	—	—	—	—

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$17.83	$16.93	$18.93	$20.32	$17.96	$16.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.30)	(.27)	(.32)	(.28)	(.30)
Net gain (loss) on investments (realized and unrealized)	(2.23)	1.20	(1.73)	(1.07)	2.64	1.89
Total from investment operations	(2.34)	.90	(2.00)	(1.39)	2.36	1.59
Net asset value, end of period	$15.49	$17.83	$16.93	$18.93	$20.32	$17.96

Total Return[c]	(13.12%)	5.32%	(10.57%)	(6.84%)	13.14%	9.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,235	$5,449	$10,058	$13,551	$23,432	$30,036
Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.74%)	(1.52%)	(1.61%)	(1.54%)	(1.57%)
Total expenses[d]	1.71%	1.76%	1.64%	1.69%	1.71%	1.68%
Portfolio turnover rate	225%	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At September 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strenghtening Dollar 2x Strategy Fund and the Weakening Dollar 2x Strategy Fund (the “Funds”). Only A-Class, C-Class and H-Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

C. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

D. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. The Funds pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2014, GFD retained sales charges of $161,615 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500® Pure Growth Fund	$158,681,484	$—	$1,531,678	$—	$—	$160,213,162
S&P 500® Pure Value Fund	156,661,157	—	2,111,628	—	—	158,772,785
S&P MidCap 400® Pure Growth Fund	235,592,406	—	6,450,690	—	—	242,043,096
S&P MidCap 400® Pure Value Fund	15,239,014	—	286,524	—	—	15,525,538
S&P SmallCap 600® Pure Growth Fund	12,558,415	—	50,626	—	—	12,609,041
S&P SmallCap 600® Pure Value Fund	9,458,791	—	104,381	—	—	9,563,172
Europe 1.25x Strategy Fund	5,189,028	—	2,113,577	—	—	7,302,605
Japan 2x Strategy Fund	1,301,707	301,784	3,922,494	—	—	5,525,985
Strengthening Dollar 2x Strategy Fund	30,931,233	1,757,945	14,730,069	1,295,161	—	48,714,408
Weakening Dollar 2x Strategy Fund	2,806,144	—	2,776,617	—	—	5,582,761

Liabilities
Europe 1.25x Strategy Fund	$—	$133,894	$—	$5,522	$—	$139,416
Japan 2x Strategy Fund	—	209,694	—	—	—	209,694
Weakening Dollar 2x Strategy Fund	—	142,208	—	5,759	—	147,967

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

For the period ended September 30, 2014, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. TIP Notes
(0.05)%			0.13% - 2.50%
Due 10/01/14	$339,522,378	$339,521,906	01/15/16 - 01/15/23	$285,293,500	$346,312,829

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.00% - 3.25%
Due 10/01/14	140,385,761	140,385,761	09/30/16 - 12/31/16	137,466,300	143,193,502

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			2.13%
Due 10/01/14	198,522,378	198,522,406	09/30/21	136,520,000	135,760,728
			U.S. TIP Notes
			0.13% - 1.63%
			01/15/15 - 04/15/16	57,126,400	66,732,140

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	87,599,687	87,599,687	08/15/18	94,804,900	89,351,722

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	7,283,778	7,283,768	05/15/16	7,435,100	7,429,556

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
S&P 500® Pure Growth Fund	$490,752	$505,600
S&P 500® Pure Value Fund	1,682,463	1,746,375
S&P MidCap 400® Pure Growth Fund	5,210,838	5,439,425
S&P MidCap 400® Pure Value Fund	55,755	57,225
S&P SmallCap 600® Pure Growth Fund	29,214	30,600
S&P SmallCap 600® Pure Value Fund	69,728	75,450
Europe 1.25x Strategy Fund	88,986	91,606

Cash collateral received was invested in the following joint repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$5,865,850	$5,865,850	11/15/19 - 11/15/30	$7,116,809	$4,904,625
			U.S. Treasury Note
			1.38%
			11/30/18	1,082,843	1,079,014

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	961,615	961,615	02/15/41	719,475	980,907

There is also $1,118,815 in segregated cash held as collateral.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Europe 1.25x Strategy Fund	x	x	x
Japan 2x Strategy Fund	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's net assets on a daily basis
Fund	Long	Short
Europe 1.25x Strategy Fund*	85%	—
Japan 2x Strategy Fund*	200%	—
Strengthening Dollar 2x Strategy Fund	200%	—
Weakening Dollar 2x Strategy Fund	—	200%

*
These funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmark. The gross derivative instrument exposure is 170% and 400% for the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at September 30, 2014
Japan 2x Strategy Fund	$301,784	$—	$—	$301,784
Strengthening Dollar 2x Strategy Fund	—	1,757,945	1,295,161	3,053,106

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at September 30, 2014
Europe 1.25x Strategy Fund	$5,522	$133,894	$—	$139,416
Japan 2x Strategy Fund	—	209,694	—	209,694
Weakening Dollar 2x Strategy Fund	—	142,208	5,759	147,967

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended September 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$845,928	$5,462	$(678,291)	$—	$173,099
Japan 2x Strategy Fund	704,064	6,633	(371,487)	—	339,210
Strengthening Dollar 2x Strategy Fund	—	—	3,686,123	558,684	4,244,807
Weakening Dollar 2x Strategy Fund	—	—	(786,173)	(182,164)	(968,337)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$(216,773)	$—	$(86,921)	$—	$(303,694)
Japan 2x Strategy Fund	(7,810)	—	(165,902)	—	(173,712)
Strengthening Dollar 2x Strategy Fund	—	—	1,584,620	1,312,710	2,897,330
Weakening Dollar 2x Strategy Fund	—	—	(75,895)	(21,588)	(97,483)

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[2]	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$1,295,161	$—	$1,295,161	$—	$—	$1,295,161

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$5,759	$—	$5,759	$—	$—	$5,759

[1]	Exchange-traded futures are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statements of Assets and Liabilities.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® Pure Growth Fund	$135,060,674	$27,161,243	$(2,008,755)	$25,152,488
S&P 500® Pure Value Fund	142,979,451	17,885,626	(2,092,292)	15,793,334
S&P MidCap 400® Pure Growth Fund	208,937,150	43,157,009	(10,051,063)	33,105,946
S&P MidCap 400® Pure Value Fund	14,521,996	1,310,091	(306,549)	1,003,542
S&P SmallCap 600® Pure Growth Fund	11,828,865	1,059,807	(279,631)	780,176
S&P SmallCap 600® Pure Value Fund	8,945,956	787,953	(170,737)	617,216
Europe 1.25x Strategy Fund	7,189,097	129,169	(15,661)	113,508
Japan 2x Strategy Fund	5,226,689	—	(2,488)	(2,488)
Strengthening Dollar 2x Strategy Fund	45,677,702	—	(16,400)	(16,400)
Weakening Dollar 2x Strategy Fund	5,586,914	—	(4,153)	(4,153)

10. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$195,268,598	$181,069,840
S&P 500® Pure Value Fund	262,348,679	234,380,319
S&P MidCap 400® Pure Growth Fund	80,807,923	115,366,726
S&P MidCap 400® Pure Value Fund	44,985,143	44,334,937
S&P SmallCap 600® Pure Growth Fund	25,036,320	39,987,040
S&P SmallCap 600® Pure Value Fund	42,821,928	60,057,722
Europe 1.25x Strategy Fund	14,523,197	20,580,153
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	27,700,000	12,200,000
Weakening Dollar 2x Strategy Fund	1,850,000	450,000

11. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended September 30, 2014, in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 3/31/2014	Additions	Reductions	Value 9/30/2014	Shares 9/30/2014	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund II	$—	$27,700,000	$12,206,063	$15,483,749	621,837	$8,269	$(6,063)	$—

12. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. The Funds did not have any borrowings under this agreement at September 30, 2014.

The average daily balances borrowed for the period ended September 30, 2014, were as follows:

Fund	Amount
S&P 500® Pure Growth Fund	$31,365
S&P 500® Pure Value Fund	2,388
S&P MidCap 400® Pure Growth Fund	38,427
S&P MidCap 400® Pure Value Fund	2,912
S&P SmallCap 600® Pure Growth Fund	63,110
S&P SmallCap 600® Pure Value Fund	15,233
Europe 1.25x Strategy Fund	12,649

13. Reverse Share Splits

Effective February 7, 2014, the Strengthening Dollar 2x Strategy Fund underwent a one-for-three reverse share split.

The effect of this transaction was to divide the number of outstanding shares of the Fund by the split ratio, resulting in a corresponding increase in net asset value per share. The share transactions presented in the statement of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

14. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. If the Court agrees to certify a defendant class, a judgment could bind all members of the group (whether or not individually named in the litigation). The defendants plan to oppose the motion.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion in late December 2014.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
 (Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
 Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
 Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

OTHER INFORMATION (Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement
At in-person meetings of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 15 and June 4, 2014 (each, a “Meeting” and, together, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board’s consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board’s responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Advisor’s profitability with respect to its Fund-related operations; (h) the Advisor’s compliance systems; (i) the Advisor’s policies and compliance procedures applicable to personal securities transactions; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•
Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•
Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds’ fees, expenses and total return performance to those of comparable funds in the Funds’ peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds’ and peer funds’ actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor’s representation

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•
Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis.

•
Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•
Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor’s affiliates and the fees paid to the Advisor’s affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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9.30.2014

Rydex Funds Semi-Annual Report

Domestic Equity Fund
NASDAQ-100® Fund

ROTCF-SEMI-0914x0315	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NASDAQ-100® FUND	7
NOTES TO FINANCIAL STATEMENTS	16
OTHER INFORMATION	28
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	31
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	34

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Funds”) for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for the Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ended September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was, on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor’s.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
NASDAQ-100® Fund
Investor Class	1.28%	12.63%	$1,000.00	$1,126.30	$6.82
Advisor Class	1.77%	12.33%	1,000.00	1,123.30	9.42
A-Class	1.53%	12.49%	1,000.00	1,124.90	8.15
C-Class	2.28%	12.11%	1,000.00	1,121.10	12.12
H-Class[4]	1.54%	(1.27%)	1,000.00	987.30	0.50

Table 2. Based on hypothetical 5% return (before expenses)
NASDAQ-100® Fund
Investor Class	1.28%	5.00%	$1,000.00	$1,018.65	$6.48
Advisor Class	1.77%	5.00%	1,000.00	1,016.19	8.95
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.28%	5.00%	1,000.00	1,013.64	11.51
H-Class[4]	1.54%	5.00%	1,000.00	1,017.35	7.79

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.
[4]
Since commencement of operations: September 18, 2014. Expenses paid based on actual fund return are calculated using 12 days from the commencement of operations. Expenses paid based on the hypothetical 5% return are calculated using 183 days.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2014

NASDAQ-100® FUND
OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).
Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.
Inception Dates:
Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	9.2%
Microsoft Corp.	5.8%
Google, Inc. — Class C	3.0%
Guggenheim Strategy Fund II	2.7%
Intel Corp.	2.6%
Google, Inc. — Class A	2.5%
Gilead Sciences, Inc.	2.4%
Facebook, Inc. — Class A	2.4%
Amazon.com, Inc.	2.3%
Cisco Systems, Inc.	2.0%
Top Ten Total	34.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 68.6%

TECHNOLOGY - 27.9%
Apple, Inc.	724,894	$73,033,070
Microsoft Corp.	997,520	46,245,028
Intel Corp.	599,370	20,870,063
QUALCOMM, Inc.	202,901	15,170,908
Texas Instruments, Inc.	129,239	6,163,408
Micron Technology, Inc.*	129,635	4,441,295
Adobe Systems, Inc.*	60,213	4,166,137
Cognizant Technology Solutions Corp. — Class A*	73,596	3,294,893
Applied Materials, Inc.	147,500	3,187,475
Intuit, Inc.	34,368	3,012,355
Western Digital Corp.	28,330	2,757,076
SanDisk Corp.	27,145	2,658,853
Avago Technologies Ltd.	30,473	2,651,151
Broadcom Corp. — Class A	65,497	2,647,389
Cerner Corp.*	41,288	2,459,526
Seagate Technology plc	39,564	2,265,830
NXP Semiconductor N.V.	28,893	1,977,148
Fiserv, Inc.*	30,170	1,950,038
Paychex, Inc.	43,957	1,942,899
Analog Devices, Inc.	38,039	1,882,550
Activision Blizzard, Inc.	86,859	1,805,799
NetApp, Inc.	38,649	1,660,361
Check Point Software Technologies Ltd.	23,097	1,599,236
KLA-Tencor Corp.	20,019	1,577,097
Autodesk, Inc.*	27,585	1,519,934
CA, Inc.	53,879	1,505,379
Citrix Systems, Inc.*	19,911	1,420,451
Xilinx, Inc.	32,502	1,376,460
Altera Corp.	37,405	1,338,351
Akamai Technologies, Inc.*	21,569	1,289,826
Linear Technology Corp.	28,874	1,281,717
NVIDIA Corp.	65,605	1,210,412
Maxim Integrated Products, Inc.	34,374	1,039,470
Automatic Data Processing, Inc.*	8,098	590,749
Total Technology		221,992,334

COMMUNICATIONS - 22.7%
Google, Inc. — Class C*	40,943	23,638,850
Google, Inc. — Class A*	34,303	20,184,228
Facebook, Inc. — Class A*	243,943	19,281,255
Amazon.com, Inc.*	55,935	18,035,682
Cisco Systems, Inc.	620,155	15,609,301
Comcast Corp. — Class A	260,229	13,995,116
eBay, Inc.*	150,262	8,509,337
Priceline Group, Inc.*	6,349	7,355,824
Baidu, Inc. ADR*	33,511	7,313,106
Twenty-First Century Fox, Inc. — Class A	168,461	5,776,528
DIRECTV*	60,800	5,260,416
Yahoo!, Inc.*	120,407	4,906,585
Viacom, Inc. — Class B	45,043	3,465,608
Netflix, Inc.*	7,275	3,282,335
Sirius XM Holdings, Inc.*,1	686,639	2,396,370
Vodafone Group plc ADR	60,675	1,995,601
Charter Communications, Inc. — Class A*	13,153	1,990,970
Symantec Corp.	83,588	1,965,154
DISH Network Corp. — Class A*	26,902	1,737,331
SBA Communications Corp. — Class A*	15,618	1,732,036
Liberty Interactive Corp. — Class A*	54,800	1,562,896
VimpelCom Ltd. ADR	200,004	1,444,029
TripAdvisor, Inc.*	15,736	1,438,585
Equinix, Inc.*	6,440	1,368,371
Liberty Media Corp. — Class C*	27,683	1,300,825
Expedia, Inc.	13,847	1,213,274
Liberty Global plc — Class A	26,017	1,106,763
F5 Networks, Inc.*	8,969	1,064,979
Discovery Communications, Inc. — Class C*	18,248	680,285
Discovery Communications, Inc. — Class A*	17,960	678,888
Liberty Media Corp. — Class A*	12,646	596,638
Total Communications		180,887,166

CONSUMER, NON-CYCLICAL - 12.7%
Gilead Sciences, Inc.*	183,005	19,480,883
Amgen, Inc.	91,959	12,916,561
Biogen Idec, Inc.*	28,588	9,457,196
Celgene Corp.*	96,789	9,173,661
Mondelez International, Inc. — Class A	204,095	6,993,315
Express Scripts Holding Co.*	90,245	6,374,004
Automatic Data Processing, Inc.	58,220	4,836,918
Regeneron Pharmaceuticals, Inc.*	11,995	4,324,437
Kraft Foods Group, Inc.	71,907	4,055,555
Alexion Pharmaceuticals, Inc.*	23,948	3,971,057
Vertex Pharmaceuticals, Inc.*	28,822	3,236,999
Illumina, Inc.*	16,876	2,766,314
Keurig Green Mountain, Inc.	19,663	2,558,746
Mylan, Inc.*	45,283	2,059,924
Intuitive Surgical, Inc.*	4,352	2,009,841
Monster Beverage Corp.*	20,239	1,855,309
Whole Foods Market, Inc.	43,733	1,666,665
Verisk Analytics, Inc. — Class A*	20,154	1,227,177
Henry Schein, Inc.*	10,270	1,196,147
Catamaran Corp.*	25,109	1,058,344
Total Consumer, Non-cyclical		101,219,053

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
NASDAQ-100® FUND

	Shares	Value

CONSUMER, CYCLICAL - 4.5%
Starbucks Corp.	90,940	$6,862,333
Costco Wholesale Corp.	53,060	6,649,479
Tesla Motors, Inc.*,1	15,088	3,661,556
Marriott International, Inc. — Class A	35,177	2,458,872
PACCAR, Inc.	42,949	2,442,724
Wynn Resorts Ltd.	12,269	2,295,285
Ross Stores, Inc.	25,616	1,936,057
O’Reilly Automotive, Inc.*	12,562	1,888,822
Fastenal Co.	35,927	1,613,122
Bed Bath & Beyond, Inc.*	24,449	1,609,478
Dollar Tree, Inc.*	24,893	1,395,751
Mattel, Inc.	40,900	1,253,585
Tractor Supply Co.	16,667	1,025,187
Staples, Inc.	77,987	943,643
Total Consumer, Cyclical		36,035,894

INDUSTRIAL - 0.6%
Garmin Ltd.1	23,318	1,212,303
Stericycle, Inc.*	10,267	1,196,722
CH Robinson Worldwide, Inc.	17,815	1,181,490
Expeditors International of Washington, Inc.	23,620	958,500
Total Industrial		4,549,015

BASIC MATERIALS - 0.2%
Sigma-Aldrich Corp.	14,403	1,958,952

Total Common Stocks
(Cost $173,313,952)		546,642,414

MUTUAL FUNDS† - 26.9%
Guggenheim Strategy Fund I2,3	7,734,722	192,671,915
Guggenheim Strategy Fund II3	867,115	21,591,171
Total Mutual Funds
(Cost $214,549,120)		214,263,086

	Face Amount

REPURCHASE AGREEMENTS††,4 - 0.8%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$2,214,605	2,214,605
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,294,905	1,294,905
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/145	1,003,407	1,003,407
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	915,696	915,696
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	571,387	571,387
Total Repurchase Agreements
(Cost $6,000,000)		6,000,000

SECURITIES LENDING COLLATERAL††,6 - 0.4%

Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	2,920,733	2,920,733
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	478,809	478,809
Total Securities Lending Collateral
(Cost $3,399,542)		3,399,542

Total Investments - 96.7%
(Cost $397,262,614)		$770,305,042

	Shares

COMMON STOCKS SOLD SHORT† - (0.1)%

TECHNOLOGY - (0.1)%
CDK Global, Inc.*	19,406	(593,630)
Total Common Stocks Sold Short
(Proceeds $593,671)		(593,630)
Other Assets & Liabilities, net - 3.4%		27,491,570
Total Net Assets - 100.0%		$797,202,982

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
NASDAQ-100® FUND

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $134,907,840)	1,668	$(1,255,124)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/147 (Notional Value $47,631,701)	11,763	$328,191
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/147 (Notional Value $20,158,187)	4,978	213,786
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/147 (Notional Value $54,303,306)	13,410	(40,977)
(Total Notional Value $122,093,194)		$501,000

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Affiliated issuer — See Note 12.
3	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 12.
4	Repurchase Agreements — See Note 5.
5	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
6	Securities lending collateral — See Note 6.
7	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments in unaffiliated issuers, at value - including $3,773,301 of securities loaned (cost $194,911,142)	$568,233,585
Investments in affiliated issuers, at value (cost $192,951,930)	192,671,915
Repurchase agreements, at value (cost $9,399,542)	9,399,542
Total investments (cost $397,262,614)	770,305,042
Segregated cash with broker	19,484,460
Cash	11,027,451
Unrealized appreciation on swap agreements	541,977
Receivables:
Fund shares sold	1,076,509
Securities sold	593,671
Dividends	429,276
Variation margin	283,560
Swap settlement	39,145
Foreign taxes reclaim	7,907
Securities lending income	593
Total assets	803,789,591
Liabilities:
Securities sold short, at value (proceeds $593,671)	593,630
Unrealized depreciation on swap agreements	40,977
Payable for:
Upon return of securities loaned	3,956,625
Securities purchased	590,725
Management fees	462,965
Fund shares redeemed	259,774
Transfer agent and administrative fees	154,322
Portfolio accounting fees	45,334
Distribution and service fees	44,208
Miscellaneous	438,049
Total liabilities	6,586,609
Net assets	$797,202,982
Net assets consist of:
Paid in capital	$360,229,899
Accumulated net investment loss	(502,927)
Accumulated net realized gain on investments	65,187,665
Net unrealized appreciation on investments	372,288,345
Net assets	$797,202,982
Investor Class:
Net assets	$657,355,977
Capital shares outstanding	27,298,273
Net asset value per share	$24.08
Advisor Class:
Net assets	$75,499,975
Capital shares outstanding	3,437,496
Net asset value per share	$21.96
A-Class:
Net assets	$42,354,203
Capital shares outstanding	1,873,010
Net asset value per share	$22.61
Maximum offering price per share (Net asset value divided by 95.25%)	$23.74
C-Class:
Net assets	$21,982,952
Capital shares outstanding	1,064,533
Net asset value per share	$20.65
H-Class:
Net assets	$9,875
Capital shares outstanding	436
Net asset value per share	$22.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014**

Investment Income:
Dividends from securities of unaffiliated issuers	$4,238,491
Dividends from securities of affiliated issuers	694,593
Income from securities lending, net	7,008
Interest	1,618
Total investment income	4,941,710

Expenses:
Management fees	2,979,772
Transfer agent and administrative fees	993,257
Distribution and service fees:
Advisor Class	229,482
A-Class	44,110
C-Class	100,553
H-Class	4
Portfolio accounting fees	287,341
Custodian fees	46,395
Trustees’ fees*	30,432
Line of credit interest expense	452
Miscellaneous	732,839
Total expenses	5,444,637
Net investment loss	(502,927)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	51,689,526
Investments in affiliated issuers	(63,669)
Swap agreements	7,380,491
Futures contracts	12,183,680
Net realized gain	71,190,028
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	27,465,528
Investments in affiliated issuers	(280,015)
Securities sold short	41
Swap agreements	434,036
Futures contracts	(1,203,289)
Net change in unrealized appreciation (depreciation)	26,416,301
Net realized and unrealized gain	97,606,329
Net increase in net assets resulting from operations	$97,103,402

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: September 18, 2014 — H-Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(502,927)	$358,208
Net realized gain on investments	71,190,028	94,903,636
Net change in unrealized appreciation (depreciation) on investments	26,416,301	67,794,671
Net increase in net assets resulting from operations	97,103,402	163,056,515

Distributions to shareholders from:
Net realized gains
Investor Class	—	(52,374,827)
Advisor Class	—	(3,185,736)
A-Class	—	(2,215,102)
C-Class	—	(1,712,829)
Total distributions to shareholders	—	(59,488,494)

Capital share transactions:
Proceeds from sale of shares
Investor Class	422,214,865	797,805,960
Advisor Class	454,912,584	747,398,780
A-Class	38,933,240	65,905,567
C-Class	12,619,239	26,628,147
H-Class*	88,789	—
Distributions reinvested
Investor Class	—	46,546,535
Advisor Class	—	3,164,981
A-Class	—	2,113,562
C-Class	—	1,686,286
Cost of shares redeemed
Investor Class	(472,563,328)	(743,050,821)
Advisor Class	(431,989,159)	(761,022,258)
A-Class	(22,327,453)	(71,718,486)
C-Class	(11,986,575)	(23,621,291)
H-Class*	(77,933)	—
Net increase (decrease) from capital share transactions	(10,175,731)	91,836,962
Net increase in net assets	86,927,671	195,404,983

Net assets:
Beginning of period	710,275,311	514,870,328
End of period	$797,202,982	$710,275,311
Accumulated net investment loss at end of period	$(502,927)	$—

Capital share activity:
Shares sold
Investor Class	18,550,074	38,652,000
Advisor Class	22,754,294	40,432,732
A-Class	1,797,847	3,476,725
C-Class	641,896	1,472,390
H-Class*	3,876	—
Shares issued from reinvestment of distributions
Investor Class	—	2,248,625
Advisor Class	—	166,841
A-Class	—	108,499
C-Class	—	94,206
Shares redeemed
Investor Class	(20,842,459)	(36,409,149)
Advisor Class	(21,196,533)	(39,713,114)
A-Class	(1,007,006)	(3,861,027)
C-Class	(618,085)	(1,328,165)
H-Class*	(3,440)	—
Net increase in shares	80,464	5,340,563

*	Since commencement of operations: September 18, 2014.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$21.38	$18.38	$17.92	$15.23	$12.83	$8.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.02	.02	(.05)	(.07)	(.07)
Net gain (loss) on investments (realized and unrealized)	2.71	5.01	.44	2.74	2.47	4.75
Total from investment operations	2.70	5.03	.46	2.69	2.40	4.68
Less distributions from:
Net realized gains	—	(2.03)	—	—	—	—
Total distributions	—	(2.03)	—	—	—	—
Net asset value, end of period	$24.08	$21.38	$18.38	$17.92	$15.23	$12.83

Total Return[c]	12.63%	27.74%	2.57%	17.66%	18.71%	57.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$657,356	$632,598	$461,269	$770,626	$579,925	$571,761
Ratios to average net assets:
Net investment income (loss)	(0.06%)	0.10%	0.13%	(0.34%)	(0.50%)	(0.63%)
Total expenses[d]	1.28%	1.29%	1.26%	1.27%	1.31%	1.30%
Portfolio turnover rate	58%	141%	94%	94%	39%	34%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$19.55	$17.04	$16.70	$14.27	$12.09	$7.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.01)	(.08)	(.13)	(.12)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.44	4.55	.42	2.56	2.30	4.49
Total from investment operations	2.41	4.54	.34	2.43	2.18	4.37
Less distributions from:
Net realized gains	—	(2.03)	—	—	—	—
Total distributions	—	(2.03)	—	—	—	—
Net asset value, end of period	$21.96	$19.55	$17.04	$16.70	$14.27	$12.09

Total Return[c]	12.33%	27.02%	2.04%	17.03%	18.03%	56.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,500	$36,751	$16,930	$65,970	$120,277	$17,859
Ratios to average net assets:
Net investment income (loss)	(0.32%)	(0.05%)	(0.51%)	(0.87%)	(1.00%)	(1.13%)
Total expenses[d]	1.77%	1.79%	1.75%	1.76%	1.80%	1.80%
Portfolio turnover rate	58%	141%	94%	94%	39%	34%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$20.10	$17.42	$17.03	$14.52	$12.27	$7.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.03)	(.02)	(.09)	(.11)	(.09)
Net gain (loss) on investments (realized and unrealized)	2.54	4.74	.41	2.60	2.36	4.54
Total from investment operations	2.51	4.71	.39	2.51	2.25	4.45
Less distributions from:
Net realized gains	—	(2.03)	—	—	—	—
Total distributions	—	(2.03)	—	—	—	—
Net asset value, end of period	$22.61	$20.10	$17.42	$17.03	$14.52	$12.27

Total Return[c]	12.49%	27.42%	2.29%	17.29%	18.34%	56.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,354	$21,751	$23,656	$14,553	$19,806	$15,128
Ratios to average net assets:
Net investment income (loss)	(0.32%)	(0.14%)	(0.09%)	(0.61%)	(0.81%)	(0.86%)
Total expenses[d]	1.53%	1.54%	1.52%	1.53%	1.56%	1.55%
Portfolio turnover rate	58%	141%	94%	94%	39%	34%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$18.42	$16.22	$15.97	$13.72	$11.67	$7.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.16)	(.13)	(.19)	(.19)	(.16)
Net gain (loss) on investments (realized and unrealized)	2.33	4.39	.38	2.44	2.24	4.34
Total from investment operations	2.23	4.23	.25	2.25	2.05	4.18
Less distributions from:
Net realized gains	—	(2.03)	—	—	—	—
Total distributions	—	(2.03)	—	—	—	—
Net asset value, end of period	$20.65	$18.42	$16.22	$15.97	$13.72	$11.67

Total Return[c]	12.11%	26.46%	1.57%	16.40%	17.57%	55.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,983	$19,175	$13,015	$15,177	$11,864	$12,216
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(0.89%)	(0.84%)	(1.35%)	(1.52%)	(1.63%)
Total expenses[d]	2.28%	2.29%	2.26%	2.27%	2.31%	2.30%
Portfolio turnover rate	58%	141%	94%	94%	39%	34%

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[e]
Per Share Data
Net asset value, beginning of period	$22.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)
Net gain (loss) on investments (realized and unrealized)	(.28)
Total from investment operations	(.29)
Net asset value, end of period	$22.62

Total Return[c]	(1.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10
Ratios to average net assets:
Net investment income (loss)	(1.08%)
Total expenses[d]	1.54%
Portfolio turnover rate	58%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]
Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At September 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the NASDAQ-100® Fund (the “Fund”). Only Investor Class, Advisor Class, A-Class, C-Class and H-Class shares had been issued by the Fund.

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Fund uses derivative instruments to achieve leveraged exposure to its underlying index. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

RFS provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.25% of the average daily net assets of the Fund.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. The Fund pays distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, GFD receives shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. If a Service Provider provides shareholder services, GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2014, GFD retained sales charges of $161,615 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1  —  quoted prices in active markets for identical assets or liabilities.

Level 2  —  significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3  —  significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table summarizes the inputs used to value the Fund's net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
NASDAQ-100® Fund	$760,905,500	$—	$9,399,542	$541,977	$—	$770,847,019

Liabilities
NASDAQ-100® Fund	$593,630	$1,255,124	$—	$40,977	$—	$1,889,731

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. TIP Notes
(0.05)%			0.13% - 2.50%
Due 10/01/14	$339,522,378	$339,521,906	01/15/16 - 01/15/23	$285,293,500	$346,312,829

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.00% - 3.25%
Due 10/01/14	140,385,761	140,385,761	09/30/16 - 12/31/16	137,466,300	143,193,502

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			2.13%
Due 10/01/14	198,522,378	198,522,406	09/30/21	136,520,000	135,760,728
			U.S. TIP Notes
			0.13% - 1.63%
			01/15/15 - 04/15/16	57,126,400	66,732,140

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	87,599,687	87,599,687	08/15/18	94,804,900	89,351,722

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	7,283,778	7,283,768	05/15/16	7,435,100	7,429,556

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Fund may lend its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund acts as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Fund receives cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Fund's securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Fund bears the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates the risk, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2014, the Fund participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
NASDAQ-100® Fund	$3,773,301	$3,956,625

Cash collateral received was invested in the following joint repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$2,920,733	$2,920,733	11/15/19 - 11/15/30	$3,543,613	$2,442,119
			U.S. Treasury Note
			1.38%
			11/30/18	539,171	537,264

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	478,809	478,809	02/15/41	358,242	488,415

There is also $557,083 in segregated cash held as collateral.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity
NASDAQ-100® Fund	x	x

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a daily basis.

	Approximate percentage of Fund's Net Assets on a daily basis
Fund	Long	Short
NASDAQ-100® Fund	30%	—

The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at September 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2014
NASDAQ-100® Fund	$—	$541,977	$541,977

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2014
NASDAQ-100® Fund	$1,255,124	$40,977	$1,296,101

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the period ended September 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
NASDAQ-100® Fund	$12,183,680	$7,380,491	$19,564,171

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total
NASDAQ-100® Fund	$(1,203,289)	$434,036	$(769,253)

8. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset In the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received[2]	Net Amount
NASDAQ-100® Fund	Swap equity contracts	$541,977	$—	$541,977	$—	$—	$541,977

					Gross Amounts Not Offset In the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount
NASDAQ-100® Fund	Swap equity contracts	$40,977	$—	$40,977	$—	$—	$40,977

[1]	Exchange-traded futures are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statement of Assets and Liabilities.

9. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:
Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
NASDAQ-100® Fund	$414,818,886	$356,385,639	$(899,483)	$355,486,156

10. Securities Transactions
For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
NASDAQ-100® Fund	$359,422,277	$518,963,785

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. The Fund did not have any borrowings under this agreement at September 30, 2014.

The average daily balances borrowed for the period ended September 30, 2014, were as follows:

Fund	Amount
NASDAQ-100® Fund	$47,649

12. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended September 30, 2014, in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 03/31/2014	Additions	Reductions	Value 09/30/2014	Shares 09/30/2014	Investment Income	Realized Loss
NASDAQ-100® Fund
Guggenheim Strategy Fund I	$—	$253,665,599	$(60,713,669)	$192,671,915	7,734,722	$694,593	$(63,669)

13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. If the Court agrees to certify a defendant class, a judgment could bind all members of the group (whether or not individually named in the litigation). The defendants plan to oppose the motion.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion in late December 2014.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
 (Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
 Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
 Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement

At in-person meetings of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 15 and June 4, 2014 (each, a “Meeting” and, together, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board’s consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board’s responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Advisor’s profitability with respect to its Fund-related operations; (h) the Advisor’s compliance systems; (i) the Advisor’s policies and compliance procedures applicable to personal securities transactions; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•
Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•
Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds’ fees, expenses and total return performance to those of comparable funds in the Funds’ peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds’ and peer funds’ actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor’s representation

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

OTHER INFORMATION (Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•
Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis.

•
Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•
Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor’s affiliates and the fees paid to the Advisor’s affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

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9.30.2014
Rydex Funds Semi-Annual Report
Fixed Income Fund
Inverse Government Long Bond Strategy Fund

RJUNF-SEMI-0914x0315	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	8
NOTES TO FINANCIAL STATEMENTS	15
OTHER INFORMATION	24
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	27
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	30

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:
Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ending September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was, on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor’s.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Inverse Government Long Bond Strategy Fund described in this report is benchmarked daily to an inverse leveraged version of a published index. To properly evaluate the performance of this fund, it is essential to understand the effect of mathematical compounding on its respective return.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.
	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Inverse Government Long Bond Strategy Fund
Investor Class	3.20%	(9.02%)	$1,000.00	$909.80	$15.32
Advisor Class	3.65%	(9.33%)	1,000.00	906.70	17.45
A-Class	3.43%	(9.15%)	1,000.00	908.50	16.41
C-Class	4.19%	(9.47%)	1,000.00	905.30	20.01
H-Class[4]	3.26%	(3.03%)	1,000.00	969.70	1.06

Table 2. Based on hypothetical 5% return (before expenses)
Inverse Government Long Bond Strategy Fund
Investor Class	3.20%	5.00%	$1,000.00	$1,009.02	$16.12
Advisor Class	3.65%	5.00%	1,000.00	1,006.77	18.36
A-Class	3.43%	5.00%	1,000.00	1,007.87	17.26
C-Class	4.19%	5.00%	1,000.00	1,004.06	21.05
H-Class[4]	3.26%	5.00%	1,000.00	1,008.72	16.42

[1]
This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.41%, 1.91%, 1.66%, 2.41% and 1.67% for the Investor Class, Advisor Class, A-Class, C-Class and H-Class, respectively.

[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.
[4]
Since commencement of operations: September 18, 2014. Expenses paid based on actual fund return are calculated using 12 days from the commencement of operations. Expenses paid based on the hypothetical 5% return are calculated using 183 days.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.
Inception Dates:
Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001
H-Class	September 18, 2014

The Fund invests principally in short sales and derivative investments such as futures contracts.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 28.0%
Guggenheim Strategy Fund I1	4,065,104	$101,261,742
Total Mutual Funds
(Cost $101,489,024)		101,261,742

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 29.3%
Farmer Mac2
0.08% due 12/10/14	$25,000,000	24,999,275
0.10% due 10/27/14	15,000,000	14,999,865
0.07% due 10/01/14	11,000,000	11,000,000
Total Farmer Mac		50,999,140
Freddie Mac3
0.09% due 10/29/14	15,000,000	14,999,865
0.10% due 10/29/14	15,000,000	14,999,865
0.09% due 01/16/15	15,000,000	14,999,190
Total Freddie Mac		44,998,920
Federal Farm Credit Bank2
0.12% due 04/10/15	10,000,000	9,997,880
Total Federal Agency Discount Notes
(Cost $105,982,247)		105,995,940

REPURCHASE AGREEMENTS†† - 85.8%
Individual Repurchase Agreement4
Barclays Capital issued 09/30/14 at 0.60% due 10/01/14 (secured by U.S. Treasury Bond, at a rate of 3.13% and maturing 08/15/44 as collateral, with a value of $165,700,364) to be repurchased at $161,820,724	161,818,027	161,818,027

Joint Repurchase Agreements5
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	66,060,063	66,060,063
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	38,626,028	38,626,028
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	27,314,524	27,314,524
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	17,044,063	17,044,063
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	101,638	101,638
Total Repurchase Agreements
(Cost $310,964,343)		310,964,343

Total Investments - 143.1%
(Cost $518,435,614)		$518,222,025

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (47.8)%
U.S. Treasury Bonds
3.12% due 08/15/44	175,506,000	(172,708,874)
Total U.S. Government Securities Sold Short
(Proceeds $174,482,328)		(172,708,874)
Other Assets & Liabilities, net - 4.6%		16,554,915
Total Net Assets - 100.0%		$362,068,066

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2014 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $223,702,438)	1,466	$1,495,549

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Affiliated issuer.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
4	All or portion of this security is pledged as short collateral at September 30, 2014.
5	Repurchase Agreements — See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments in unaffiliated issuers, at value(cost $105,982,247)	$105,995,940
Investments in affiliated issuers, at value(cost $101,489,024)	101,261,742
Repurchase agreements, at value (cost $310,964,343)	310,964,343
Total investments (cost $518,435,614)	518,222,025
Segregated cash with broker	3,958,200
Receivables:
Securities sold	8,462,937
Fund shares sold	4,923,707
Variation margin	1,007,875
Dividends	82,378
Interest	31,541
Total assets	536,688,663

Liabilities:
Securities sold short, at value (proceeds $174,482,328)	172,708,874
Payable for:
Fund shares redeemed	653,802
Management fees	226,360
Distribution and service fees	80,243
Transfer agent and administrative fees	62,878
Portfolio accounting fees	23,821
Miscellaneous	864,619
Total liabilities	174,620,597
Net assets	$362,068,066

Net assets consist of:
Paid in capital	$766,760,187
Accumulated net investment loss	(9,844,488)
Accumulated net realized loss on investments	(397,903,047)
Net unrealized appreciation on investments	3,055,414
Net assets	$362,068,066

Investor Class:
Net assets	$147,099,479
Capital shares outstanding	3,514,213
Net asset value per share	$41.86

Advisor Class:
Net assets	$128,473,560
Capital shares outstanding	3,240,550
Net asset value per share	$39.65

A-Class:
Net assets	$33,793,113
Capital shares outstanding	832,451
Net asset value per share	$40.59
Maximum offering price per share (Net asset value divided by 95.25%)	$42.61

C-Class:
Net assets	$50,660,261
Capital shares outstanding	1,386,896
Net asset value per share	$36.53

H-Class:
Net assets	$2,041,653
Capital shares outstanding	50,310
Net asset value per share	$40.58

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014**

Investment Income:
Dividends from securities of affiliated issuers	$471,522
Interest	54,360
Total investment income	525,882

Expenses:
Management fees	1,578,394
Transfer agent and administrative fees	438,443
Distribution and service fees:
Advisor Class	223,506
A-Class	48,656
C-Class	266,889
H-Class	35
Portfolio accounting fees	162,860
Short interest expense	3,114,204
Custodian fees	20,470
Trustees’ fees*	15,319
Miscellaneous	252,773
Total expenses	6,121,549
Net investment loss	(5,595,667)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(120)
Futures contracts	(17,251,599)
Securities sold short	(19,998,144)
Net realized loss	(37,249,863)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(19,543)
Investments in affiliated issuers	(227,282)
Securities sold short	4,214,843
Futures contracts	1,965,424
Net change in unrealized appreciation (depreciation)	5,933,442
Net realized and unrealized loss	(31,316,421)
Net decrease in net assets resulting from operations	$(36,912,088)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: September 18, 2014 — H-Class.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,595,667)	$(15,338,405)
Net realized gain (loss) on investments	(37,249,863)	11,531,426
Net change in unrealized appreciation (depreciation) on investments	5,933,442	(1,471,301)
Net decrease in net assets resulting from operations	(36,912,088)	(5,278,280)

Capital share transactions:
Proceeds from sale of shares
Investor Class	167,541,767	1,212,780,870
Advisor Class	2,432,577,983	5,382,740,545
A-Class	3,109,672	105,073,218
C-Class	20,773,110	28,159,469
H-Class**	4,077,459	—
Cost of shares redeemed
Investor Class	(181,634,485)	(1,181,336,410)
Advisor Class	(2,309,702,491)	(5,368,048,897)
A-Class	(15,251,215)	(88,137,870)
C-Class	(22,089,637)	(28,117,046)
H-Class**	(2,018,379)	—
Net increase from capital share transactions	97,383,784	63,113,879
Net increase in net assets	60,471,696	57,835,599

Net assets:
Beginning of period	301,596,370	243,760,771
End of period	$362,068,066	$301,596,370
Accumulated net investment loss at end of period	$(9,844,488)	$(4,248,821)

Capital share activity:*
Shares sold
Investor Class	3,844,888	25,688,339
Advisor Class	59,187,690	119,675,656
A-Class	74,164	2,241,652
C-Class	549,790	674,822
H-Class**	99,650	—
Shares redeemed
Investor Class	(4,193,643)	(25,096,700)
Advisor Class	(56,328,600)	(119,576,482)
A-Class	(357,669)	(1,893,603)
C-Class	(583,427)	(677,648)
H-Class**	(49,340)	—
Net increase in shares	2,243,503	1,036,036

*
Capital share activity for the periods presented through February 21, 2014 has been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

**	Since commencement of operations: September 18, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
Investor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$46.01	$43.94	$48.33	$65.42	$73.23	$66.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.62)	(1.65)	(1.20)	(2.15)	(3.10)	(1.65)
Net gain (loss) on investments (realized and unrealized)	(3.53)	3.72	(3.19)	(14.94)	(4.71)	8.27
Total from investment operations	(4.15)	2.07	(4.39)	(17.09)	(7.81)	6.62
Net asset value, end of period	$41.86	$46.01	$43.94	$48.33	$65.42	$73.23

Total Return[c]	(9.02%)	4.69%	(9.10%)	(26.07%)	(10.72%)	9.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$147,099	$177,735	$143,739	$247,454	$406,031	$376,574
Ratios to average net assets:
Net investment income (loss)	(2.84%)	(3.46%)	(2.82%)	(3.99%)	(4.78%)	(2.23%)
Total expenses[f]	3.20%	3.50%	2.99%	4.13%	5.06%	2.53%
Portfolio turnover rate	603%	1,097%	1,309%	1,107%	771%	985%

Advisor Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$43.73	$41.72	$46.17	$62.98	$70.84	$64.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(1.67)	(1.35)	(2.05)	(3.30)	(1.95)
Net gain (loss) on investments (realized and unrealized)	(3.35)	3.68	(3.10)	(14.76)	(4.56)	8.03
Total from investment operations	(4.08)	2.01	(4.45)	(16.81)	(7.86)	6.08
Net asset value, end of period	$39.65	$43.73	$41.72	$46.17	$62.98	$70.84

Total Return[c]	(9.33%)	4.87%	(9.64%)	(26.75%)	(11.08%)	9.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,474	$16,679	$11,776	$199,137	$44,798	$66,668
Ratios to average net assets:
Net investment income (loss)	(3.54%)	(3.69%)	(3.29%)	(4.22%)	(5.28%)	(2.79%)
Total expenses[f]	3.65%	3.72%	3.45%	4.38%	5.56%	3.09%
Portfolio turnover rate	603%	1,097%	1,309%	1,107%	771%	985%

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$44.68	$42.77	$47.18	$64.00	$71.82	$65.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.65)	(1.73)	(1.35)	(2.25)	(3.20)	(1.75)
Net gain (loss) on investments (realized and unrealized)	(3.44)	3.64	(3.06)	(14.57)	(4.62)	8.08
Total from investment operations	(4.09)	1.91	(4.41)	(16.82)	(7.82)	6.33
Net asset value, end of period	$40.59	$44.68	$42.77	$47.18	$64.00	$71.82

Total Return[c]	(9.15%)	4.51%	(9.43%)	(26.25%)	(10.86%)	9.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,793	$49,859	$32,842	$37,607	$73,475	$80,151
Ratios to average net assets:
Net investment income (loss)	(3.07%)	(3.73%)	(3.20%)	(4.24%)	(5.03%)	(2.47%)
Total expenses[f]	3.43%	3.78%	3.37%	4.38%	5.31%	2.77%
Portfolio turnover rate	603%	1,097%	1,309%	1,107%	771%	985%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]	Year Ended March 31, 2010[d]
Per Share Data
Net asset value, beginning of period	$40.35	$38.92	$43.25	$59.09	$66.81	$61.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(1.86)	(1.50)	(2.40)	(3.40)	(2.15)
Net gain (loss) on investments (realized and unrealized)	(3.09)	3.29	(2.83)	(13.44)	(4.32)	7.57
Total from investment operations	(3.82)	1.43	(4.33)	(15.84)	(7.72)	5.42
Net asset value, end of period	$36.53	$40.35	$38.92	$43.25	$59.09	$66.81

Total Return[c]	(9.47%)	3.73%	(10.06%)	(26.82%)	(11.53%)	8.79%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,660	$57,323	$55,404	$69,472	$114,470	$140,451
Ratios to average net assets:
Net investment income (loss)	(3.82%)	(4.45%)	(3.96%)	(4.98%)	(5.78%)	(3.17%)
Total expenses[f]	4.19%	4.49%	4.13%	5.12%	6.06%	3.47%
Portfolio turnover rate	603%	1,097%	1,309%	1,107%	771%	985%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[e]
Per Share Data
Net asset value, beginning of period	$41.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)
Net gain (loss) on investments (realized and unrealized)	(1.23)
Total from investment operations	(1.27)
Net asset value, end of period	$40.58

Total Return[c]	(3.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,042
Ratios to average net assets:
Net investment income (loss)	(3.04%)
Total expenses[f]	3.26%
Portfolio turnover rate	603%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]
Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 11 in Notes to Financial Statements.

[e]
Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the Class.

[f]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratio for the period and years ended would be:

	09/30/14	03/31/14	03/28/13	03/31/12	03/31/11	03/31/10
Investor Class	1.41%	1.41%	1.39%	1.39%	1.42%	1.41%
Advisor Class	1.91%	1.91%	1.88%	1.87%	1.91%	1.91%
A-Class	1.66%	1.66%	1.64%	1.65%	1.67%	1.66%
C-Class	2.41%	2.41%	2.39%	2.40%	2.42%	2.41%
H-Class	1.67%	—	—	—	—	—

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At September 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Inverse Government Long Bond Strategy Fund (the “Fund”).

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. Valuations of the Fund's securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The Fund uses derivative instruments to achieve leveraged exposure to its underlying index. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

RFS provides transfer agent and administrative services to the Fund calculated at the annualized rate of 0.25% of the average daily net assets of the Fund.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.
Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. The Fund pays distribution fees to GFD at an annual rate not to exceed 0.25% of average

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, GFD receives shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. If a Service Provider provides shareholder services, GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2014, GFD retained sales charges of $161,615 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's net assets at September 30, 2014:
	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Inverse Government Long Bond Strategy Fund	$101,261,742	$1,495,549	$416,960,283	$—	$519,717,574

Liabilities
Inverse Government Long Bond Strategy Fund	$—	$—	$172,708,874	$—	$172,708,874

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2014, there were no transfers between levels.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:
Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. TIP Notes
(0.05)%			0.13% - 2.50%
Due 10/01/14	$339,522,378	$339,521,906	01/15/16 - 01/15/23	$285,293,500	$346,312,829

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.00% - 3.25%
Due 10/01/14	140,385,761	140,385,761	09/30/16 - 12/31/16	137,466,300	143,193,502

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			2.13%
Due 10/01/14	198,522,378	198,522,406	09/30/21	136,520,000	135,760,728
			U.S. TIP Notes
			0.13% - 1.63%
			01/15/15 - 04/15/16	57,126,400	66,732,140

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	87,599,687	87,599,687	08/15/18	94,804,900	89,351,722

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	7,283,778	7,283,768	05/15/16	7,435,100	7,429,556

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund utilized derivatives for the following purposes:
Fund	Index Exposure	Liquidity
Inverse Government Long Bond Strategy Fund	x	x

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a daily basis.
	Approximate percentage of Fund's Net Assets on a daily basis
Fund	Long	Short
Inverse Government Long Bond Strategy Fund	—	60%

The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of September 30, 2014:
Derivative Investment Type	Asset Derivatives
Interest Rate contracts	Variation margin

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at September 30, 2014:
Asset Derivative Investments Value
Fund	Futures Interest Rate Contracts*
Inverse Government Long Bond Strategy Fund	$1,495,549

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the period ended September 30, 2014:
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2014:
Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Interest Rate Contracts
Inverse Government Long Bond Strategy Fund	$(17,251,599)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Interest Rate Contracts
Inverse Government Long Bond Strategy Fund	$1,965,424

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Fund was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:
Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Inverse Government Long Bond Strategy Fund	$518,435,734	$13,686	$(227,395)	$(213,709)

8. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of government securities were:
Fund	Purchases	Sales
Inverse Government Long Bond Strategy Fund	$(1,137,387,359)	$(1,132,437,316)

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. The Fund did not have any borrowings under this agreement at September 30, 2014.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

10. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

Transactions during the period ended September 30, 2014 in which the portfolio company is an “affiliated person” are as follows:
Affiliated issuers by Fund	Value 03/31/2014	Additions	Reductions	Value 09/30/2014	Shares 09/30/2014	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	$—	$101,589,144	$(100,120)	$101,261,742	4,065,104	$471,522	$(120)	$—
	$—	$101,589,144	$(100,120)	$101,261,742	4,065,104	$471,522	$(120)	$—

11. Reverse Share Split

The Inverse Government Long Bond Strategy Fund underwent a one-for-five reverse share split effective February 21, 2014. The effect of the transaction was to divide the number of outstanding shares of the Fund by five, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statement of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to February 21, 2014 have been restated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. If the Court agrees to certify a defendant class, a judgment could bind all members of the group (whether or not individually named in the litigation). The defendants plan to oppose the motion.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion in late December 2014.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
 (Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
 Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
 Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement

At in-person meetings of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 15 and June 4, 2014 (each, a “Meeting” and, together, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board’s consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board’s responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Advisor’s profitability with respect to its Fund-related operations; (h) the Advisor’s compliance systems; (i) the Advisor’s policies and compliance procedures applicable to personal securities transactions; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•
Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•
Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds’ fees, expenses and total return performance to those of comparable funds in the Funds’ peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds’ and peer funds’ actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor’s representation

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

OTHER INFORMATION (Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•
Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis.

•
Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•
Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor’s affiliates and the fees paid to the Advisor’s affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

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9.30.2014

Rydex Funds Semi-Annual Report

Guggenheim Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Event Driven and Distressed Strategies Fund
Rydex International Equity Funds
Rydex Emerging Markets 2x Strategy Fund
Rydex Inverse Emerging Markets 2x Strategy Fund
Rydex Fixed Income Fund
Rydex Emerging Markets Bond Strategy Fund

RSTF-SEMI-0914x0315	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
LONG SHORT EQUITY FUND	9
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	20
EMERGING MARKETS 2x STRATEGY FUND	28
INVERSE EMERGING MARKETS 2x STRATEGY FUND	35
EMERGING MARKETS BOND STRATEGY FUND	41
NOTES TO FINANCIAL STATEMENTS	47
OTHER INFORMATION	62
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	65
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	68

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ended September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was, on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor’s.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Rydex Emerging Markets 2x Strategy Fund and Rydex Inverse Emerging Markets 2x Strategy Fund described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund
A-Class	2.15%	(2.85%)	$1,000.00	$971.50	$10.63
C-Class	2.90%	(3.27%)	1,000.00	967.30	14.30
H-Class	2.14%	(2.91%)	1,000.00	970.90	10.57
Institutional Class	1.97%	(2.76%)	1,000.00	972.40	9.74
Event Driven and Distressed Strategies Fund
A-Class	1.90%	(2.74%)	1,000.00	972.60	9.40
C-Class	2.65%	(3.09%)	1,000.00	969.10	13.08
H-Class	1.90%	(2.71%)	1,000.00	972.90	9.40
Institutional Class	1.65%	(2.61%)	1,000.00	973.90	8.16
Emerging Markets 2x Strategy Fund
A-Class	1.76%	15.10%	1,000.00	1,151.00	9.49
C-Class	2.50%	14.73%	1,000.00	1,147.30	13.46
H-Class	1.76%	15.16%	1,000.00	1,151.60	9.49
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.75%	(19.03%)	1,000.00	809.70	7.94
C-Class	2.51%	(19.29%)	1,000.00	807.10	11.37
H-Class	1.76%	(18.99%)	1,000.00	810.10	7.99
Emerging Markets Bond Strategy Fund
A-Class	1.57%	(1.79%)	1,000.00	982.10	7.80
C-Class	2.36%	(2.35%)	1,000.00	976.50	11.69
H-Class	1.61%	(2.18%)	1,000.00	978.20	7.98

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund
A-Class	2.15%	5.00%	$1,000.00	$1,014.29	$10.86
C-Class	2.90%	5.00%	1,000.00	1,010.53	14.62
H-Class	2.14%	5.00%	1,000.00	1,014.34	10.81
Institutional Class	1.97%	5.00%	1,000.00	1,015.19	9.95
Event Driven and Distressed Strategies Fund
A-Class	1.90%	5.00%	1,000.00	1,015.54	9.60
C-Class	2.65%	5.00%	1,000.00	1,011.78	13.36
H-Class	1.90%	5.00%	1,000.00	1,015.54	9.60
Institutional Class	1.65%	5.00%	1,000.00	1,016.80	8.34
Emerging Markets 2x Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.51%	5.00%	1,000.00	1,012.48	12.66
H-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
Emerging Markets Bond Strategy Fund
A-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14

[1]
Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes interest and dividend expense. Excluding these expenses the operating expense ratios would be:

Long Short Equity Fund
A-Class	1.67%
C-Class	2.42%
H-Class	1.67%
Institutional Class	1.43%

[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2014

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 31, 2004
C-Class	March 22, 2002
H-Class	March 22, 2002
Institutional Class	November 30, 2011

Ten Largest Long Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	4.5%
Perrigo Company plc	0.6%
zulily, Inc. — Class A	0.6%
Graham Holdings Co. — Class B	0.6%
Darden Restaurants, Inc.	0.6%
Myriad Genetics, Inc.	0.6%
AOL, Inc.	0.6%
Johnson & Johnson	0.5%
Centene Corp.	0.5%
Hawaiian Electric Industries Inc.	0.5%
Top Ten Total	9.6%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
LONG SHORT EQUITY FUND

	Shares	Value

COMMON STOCKS† - 85.2%

CONSUMER, NON-CYCLICAL - 26.5%
Perrigo Company plc1	1,699	$255,170
Myriad Genetics, Inc.*,2	6,421	247,658
Johnson & Johnson1	2,300	245,156
Centene Corp.*,1	2,959	244,739
Endo International plc*,1	3,563	243,494
United Therapeutics Corp.*,1	1,882	242,119
PepsiCo, Inc.1	2,600	242,034
AmerisourceBergen Corp. — Class A1	3,100	239,630
Salix Pharmaceuticals Ltd.*,1	1,532	239,360
Premier, Inc. — Class A*,1	7,260	238,564
Dr Pepper Snapple Group, Inc.1	3,706	238,333
Molson Coors Brewing Co. — Class B1	3,200	238,208
Zoetis, Inc.1	6,423	237,330
Tyson Foods, Inc. — Class A1	5,997	236,102
Patterson Companies, Inc.1	5,696	235,985
Constellation Brands, Inc. — Class A*,1	2,700	235,332
Pinnacle Foods, Inc.1	7,194	234,884
Coca-Cola Co.1	5,500	234,630
Monster Beverage Corp.*,1	2,558	234,492
Humana, Inc.1	1,798	234,261
Pfizer, Inc.1	7,900	233,603
Archer-Daniels-Midland Co.1	4,570	233,527
Eli Lilly & Co.1	3,600	233,460
Cardinal Health, Inc.1	3,100	232,252
McCormick & Company, Inc.1	3,471	232,210
Mallinckrodt plc*,1	2,566	231,325
Merck & Company, Inc.1	3,900	231,192
Pilgrim’s Pride Corp.*,1	7,549	230,697
Hospira, Inc.*,1	4,386	228,203
Health Net, Inc.*,1	4,937	227,645
WellPoint, Inc.1	1,900	227,278
Flowers Foods, Inc.1	12,316	226,122
Scotts Miracle-Gro Co. — Class A1	4,104	225,720
Kraft Foods Group, Inc.1	4,000	225,600
Mylan, Inc.*,1	4,957	225,494
Aetna, Inc.1	2,781	225,261
Coca-Cola Enterprises, Inc.1	5,067	224,772
DeVry Education Group, Inc.1	5,241	224,367
Quest Diagnostics, Inc.1	3,691	223,970
JM Smucker Co.1	2,254	223,123
Ingredion, Inc.1	2,934	222,368
H&R Block, Inc.1	7,170	222,342
Hill-Rom Holdings, Inc.1	5,362	222,148
RR Donnelley & Sons Co.1	13,390	220,399
Jazz Pharmaceuticals plc*,1	1,321	212,100
Avis Budget Group, Inc.*,1	3,677	201,831
Seattle Genetics, Inc.*,1	5,427	201,776
Apollo Education Group, Inc. — Class A*,1	7,938	199,641
Clorox Co.1	1,539	147,806
Bristol-Myers Squibb Co.1	2,859	146,324
Gilead Sciences, Inc.*,1	1,000	106,450
Cubist Pharmaceuticals, Inc.*,1	1,356	89,957
McKesson Corp.1	400	77,868
Catamaran Corp.*,1	1,811	76,334
Henry Schein, Inc.*,1	461	53,693
Alnylam Pharmaceuticals, Inc.*,1	456	35,614
ConAgra Foods, Inc.1	860	28,414
Campbell Soup Co.1	657	28,074
Vectrus, Inc.*	712	13,909
Total Consumer, Non-cyclical		11,870,350

INDUSTRIAL - 11.9%
Kansas City Southern1	2,012	243,855
TransDigm Group, Inc.1	1,312	241,841
Union Pacific Corp.1	2,200	238,524
CSX Corp.1	7,400	237,244
Landstar System, Inc.1	3,260	235,340
Norfolk Southern Corp.1	2,100	234,360
J.B. Hunt Transport Services, Inc.1	3,162	234,146
Old Dominion Freight Line, Inc.*,1	3,289	232,335
Martin Marietta Materials, Inc.1	1,800	232,092
Covanta Holding Corp.1	10,913	231,574
Ryder System, Inc.1	2,557	230,054
Genesee & Wyoming, Inc. — Class A*,1	2,396	228,363
AMERCO1	854	223,654
AVX Corp.1	16,837	223,595
Kirby Corp.*,1	1,890	222,736
Clean Harbors, Inc.*,1	4,019	216,704
Exelis, Inc.1	12,819	212,026
Gentex Corp.1	7,898	211,429
SunPower Corp. — Class A*	6,125	207,515
Vishay Intertechnology, Inc.1	14,406	205,862
Con-way, Inc.1	4,329	205,628
Knowles Corp.*,1	7,533	199,625
Tech Data Corp.*,1	3,371	198,417
National Instruments Corp.1	5,139	158,949
Hexcel Corp.*,1	1,186	47,084
Total Industrial		5,352,952

TECHNOLOGY - 10.8%
Apple, Inc.1	2,300	231,725
NCR Corp.*,1	6,926	231,397
Maxim Integrated Products, Inc.1	7,627	230,641
IPG Photonics Corp.*	3,353	230,619
Microchip Technology, Inc.1	4,861	229,585
Western Digital Corp.1	2,326	226,367
Marvell Technology Group Ltd.1	16,789	226,316
Linear Technology Corp.1	5,098	226,300
Avago Technologies Ltd.1	2,600	226,200
Stratasys Ltd.*,1	1,852	223,685
Hewlett-Packard Co.1	6,300	223,461
Teradyne, Inc.1	11,273	218,583
Atmel Corp.*,1	26,589	214,839
ON Semiconductor Corp.*,1	23,981	214,390
Diebold, Inc.1	6,052	213,757

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
LONG SHORT EQUITY FUND

	Shares	Value

Freescale Semiconductor Ltd.*,1	10,934	$213,541
Pitney Bowes, Inc.1	8,521	212,940
First Solar, Inc.*,1	3,200	210,592
Cree, Inc.*,1	4,985	204,136
Lexmark International, Inc. — Class A1	4,747	201,748
Advanced Micro Devices, Inc.*,2	56,476	192,583
Altera Corp.1	5,177	185,233
EMC Corp.1	1,520	44,475
Total Technology		4,833,113

CONSUMER, CYCLICAL - 10.4%
Darden Restaurants, Inc.1	4,820	248,036
Wendy’s Co.1	29,333	242,291
Southwest Airlines Co.1	6,930	234,025
Wynn Resorts Ltd.1	1,250	233,850
Brinker International, Inc.1	4,559	231,552
Spirit Airlines, Inc.*,1	3,349	231,550
TRW Automotive Holdings Corp.*,1	2,246	227,408
Gaming and Leisure Properties, Inc.1	7,183	221,955
Regal Entertainment Group — Class A1	11,004	218,760
Dolby Laboratories, Inc. — Class A*,1	5,226	218,395
American Airlines Group, Inc.1	6,110	216,783
Ingram Micro, Inc. — Class A*,1	8,393	216,623
Delta Air Lines, Inc.1	5,944	214,876
United Continental Holdings, Inc.*,1	4,590	214,766
Alaska Air Group, Inc.1	4,909	213,738
Goodyear Tire & Rubber Co.1	9,404	212,389
Visteon Corp.*,1	2,120	206,170
BorgWarner, Inc.1	3,780	198,866
Copa Holdings S.A. — Class A1	1,826	195,912
Lear Corp.1	2,230	192,694
McDonald’s Corp.1	1,400	132,734
Taylor Morrison Home Corp. — Class A*,1	7,732	125,413
Coach, Inc.1	426	15,170
SeaWorld Entertainment, Inc.1	337	6,481
Total Consumer, Cyclical		4,670,437

FINANCIAL - 8.6%
American National Insurance Co.1	2,103	236,377
Interactive Brokers Group, Inc. — Class A1	9,458	235,977
NorthStar Realty Finance Corp.1	13,100	231,477
Bank of New York Mellon Corp.1	5,900	228,507
Eaton Vance Corp.1	5,978	225,550
Artisan Partners Asset Management, Inc. — Class A1	4,290	223,295
Federated Investors, Inc. — Class B1	7,576	222,431
Waddell & Reed Financial, Inc. — Class A1	4,299	222,215
SLM Corp.1	25,879	221,524
Starwood Property Trust, Inc.1	9,900	217,404
MFA Financial, Inc.1	27,875	216,868
American Realty Capital Properties, Inc.	17,900	215,874
Chimera Investment Corp.1	70,743	215,059
Rayonier, Inc.1	6,863	213,714
Two Harbors Investment Corp.1	21,981	212,556
Annaly Capital Management, Inc.1	19,900	212,532
American Capital Agency Corp.1	10,000	212,500
Realogy Holdings Corp.*,1	1,600	59,520
HCP, Inc.1	500	19,855
Total Financial		3,843,235

COMMUNICATIONS - 7.2%
zulily, Inc. — Class A*,2	6,689	253,446
Graham Holdings Co. — Class B1	357	249,754
AOL, Inc.*,1	5,504	247,404
CenturyLink, Inc.1	5,804	237,325
Facebook, Inc. — Class A*,1	3,000	237,120
Verizon Communications, Inc.1	4,700	234,953
Frontier Communications Corp.2	35,940	233,969
Yahoo!, Inc.*,1	5,600	228,200
Clear Channel Outdoor Holdings, Inc. — Class A1	33,090	223,027
Windstream Holdings, Inc.2	20,611	222,187
Liberty Ventures*,1	5,835	221,497
Pandora Media, Inc.*,1	8,606	207,921
Yelp, Inc. — Class A*,1	2,799	191,032
F5 Networks, Inc.*,1	1,271	150,919
Motorola Solutions, Inc.1	921	58,281
Rackspace Hosting, Inc.*,1	1,131	36,814
Total Communications		3,233,849

BASIC MATERIALS - 5.0%
Ashland, Inc.1	2,253	234,537
Reliance Steel & Aluminum Co.1	3,286	224,762
Alcoa, Inc.1	13,800	222,042
Compass Minerals International, Inc.1	2,627	221,404
Cabot Corp.1	4,306	218,616
Southern Copper Corp.1	7,300	216,445
Royal Gold, Inc.1	3,178	206,380
Tahoe Resources, Inc.*,1	9,917	201,315
Carpenter Technology Corp.1	4,400	198,660
Cliffs Natural Resources, Inc.2	16,696	173,304
United States Steel Corp.1	1,200	47,004
LyondellBasell Industries N.V. — Class A1	400	43,464
Newmont Mining Corp.1	1,087	25,055
Total Basic Materials		2,232,988

UTILITIES - 2.5%
Hawaiian Electric Industries, Inc.2	9,199	244,233
TECO Energy, Inc.1	12,995	225,853
Questar Corp.1	10,012	223,167
Pinnacle West Capital Corp.1	4,068	222,276
Public Service Enterprise Group, Inc.1	2,800	104,272
Consolidated Edison, Inc.1	1,492	84,537
Great Plains Energy, Inc.1	1,306	31,566
Total Utilities		1,135,904

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
LONG SHORT EQUITY FUND

	Shares	Value

ENERGY - 1.8%
CVR Energy, Inc.2	4,816	$215,420
PBF Energy, Inc. — Class A1	8,535	204,840
Valero Energy Corp.1	4,400	203,588
Seadrill Ltd.	6,370	170,461
Total Energy		794,309

DIVERSIFIED - 0.5%
Liberty TripAdvisor Holdings, Inc. — Class A*,1	6,600	223,740

Total Common Stocks
(Cost $38,084,714)		38,190,877

MUTUAL FUNDS†,3 - 11.2%
Guggenheim Strategy Fund I	120,890	3,010,161
Guggenheim Strategy Fund II	80,854	2,013,266
Total Mutual Funds
(Cost $5,038,288)		5,023,427

	Face Amount

REPURCHASE AGREEMENTS††,4 - 3.0%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$602,608	602,608
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	352,352	352,352
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	249,166	249,166
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	155,478	155,478
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	927	927
Total Repurchase Agreements
(Cost $1,360,531)		1,360,531

SECURITIES LENDING COLLATERAL††,5 - 3.0%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	1,179,403	1,179,403
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	193,345	193,345
Total Securities Lending Collateral
(Cost $1,372,748)		1,372,748

Total Investments - 102.4%
(Cost $45,856,281)		$45,947,583

	Shares

COMMON STOCKS SOLD SHORT† - (31.8)%
BASIC MATERIALS - (0.3)%
Domtar Corp.	190	(6,675)
Freeport-McMoRan, Inc.	4,211	(137,489)
Total Basic Materials		(144,164)

UTILITIES - (0.5)%
Calpine Corp.*	4,940	(107,198)
AES Corp.	7,980	(113,156)
Total Utilities		(220,354)

TECHNOLOGY - (1.2)%
Rovi Corp.*	380	(7,503)
Solera Holdings, Inc.	1,830	(103,139)
salesforce.com, Inc.*	1,889	(108,674)
Oracle Corp.	2,853	(109,213)
Nuance Communications, Inc.*	7,090	(109,292)
Microsoft Corp.	2,462	(114,139)
Total Technology		(551,960)

COMMUNICATIONS - (1.8)%
Liberty Global plc — Class A*	1,325	(56,366)
Liberty Global plc*	1,379	(56,559)
Google, Inc. — Class C*	102	(58,891)
Liberty Media Corp. — Class C*	1,870	(87,871)
United States Cellular Corp.*	3,010	(106,795)
T-Mobile US, Inc.*	3,810	(109,995)
Sprint Corp.*	17,640	(111,837)
SBA Communications Corp. — Class A*	1,020	(113,118)
Walt Disney Co.	1,286	(114,493)
Total Communications		(815,925)

ENERGY - (2.7)%
Oasis Petroleum, Inc.*	870	(36,375)
Peabody Energy Corp.	6,140	(76,013)
Williams Companies, Inc.	1,821	(100,792)
Continental Resources, Inc.*	1,528	(101,581)
National Oilwell Varco, Inc.	1,402	(106,692)
Dril-Quip, Inc.*	1,200	(107,280)
Unit Corp.*	1,830	(107,330)
FMC Technologies, Inc.*	2,013	(109,326)
Concho Resources, Inc.*	872	(109,340)
QEP Resources, Inc.	3,600	(110,808)
Cheniere Energy, Inc.*	1,391	(111,322)
Antero Resources Corp.*	2,047	(112,360)
Total Energy		(1,189,219)

CONSUMER, NON-CYCLICAL - (3.0)%
Avery Dennison Corp.	2,380	(106,267)
Avon Products, Inc.	8,470	(106,722)
Coty, Inc. — Class A	6,600	(109,230)
Sprouts Farmers Market, Inc.*	3,780	(109,885)
United Rentals, Inc.*	998	(110,878)
Abbott Laboratories	2,721	(113,166)

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
LONG SHORT EQUITY FUND

	Shares	Value

Moody’s Corp.	1,207	$(114,062)
Estee Lauder Companies, Inc. — Class A	1,549	(115,741)
Procter & Gamble Co.	1,390	(116,399)
Kimberly-Clark Corp.	1,086	(116,821)
Colgate-Palmolive Co.	1,797	(117,200)
Altria Group, Inc.	2,684	(123,303)
Total Consumer, Non-cyclical		(1,359,674)

CONSUMER, CYCLICAL - (4.8)%
Ross Stores, Inc.	310	(23,430)
Rite Aid Corp.*	17,700	(85,668)
Ascena Retail Group, Inc.*	6,758	(89,881)
Kate Spade & Co.*	3,620	(94,953)
CarMax, Inc.*	2,204	(102,376)
The Gap, Inc.	2,617	(109,103)
LKQ Corp.*	4,107	(109,205)
Allison Transmission Holdings, Inc.	3,875	(110,399)
Tiffany & Co.	1,148	(110,564)
O’Reilly Automotive, Inc.*	744	(111,868)
Advance Auto Parts, Inc.	859	(111,928)
AutoZone, Inc.*	223	(113,654)
TJX Companies, Inc.	1,923	(113,784)
Lowe’s Companies, Inc.	2,185	(115,630)
Genuine Parts Co.	1,330	(116,654)
Bed Bath & Beyond, Inc.*	1,775	(116,848)
Home Depot, Inc.	1,294	(118,712)
Nu Skin Enterprises, Inc. — Class A	2,806	(126,354)
DreamWorks Animation SKG, Inc. — Class A*	5,100	(139,077)
Ulta Salon Cosmetics & Fragrance, Inc.*	1,192	(140,859)
Total Consumer, Cyclical		(2,160,947)

FINANCIAL - (8.2)%
Crown Castle International Corp.	260	(20,938)
SunTrust Banks, Inc.	700	(26,621)
BankUnited, Inc.	1,120	(34,149)
General Growth Properties, Inc.	1,801	(42,414)
Markel Corp.*	126	(80,155)
People’s United Financial, Inc.	7,240	(104,763)
Prologis, Inc.	2,864	(107,973)
Ocwen Financial Corp.*	4,132	(108,176)
AvalonBay Communities, Inc.	774	(109,111)
PacWest Bancorp	2,650	(109,260)
Popular, Inc.*	3,730	(109,793)
CIT Group, Inc.	2,390	(109,844)
Synovus Financial Corp.	4,660	(110,162)
Genworth Financial, Inc. — Class A*	8,410	(110,171)
Equity Residential	1,790	(110,228)
Signature Bank*	990	(110,940)
American Tower Corp. — Class A	1,188	(111,232)
Public Storage	677	(112,274)
Simon Property Group, Inc.	684	(112,463)
Boston Properties, Inc.	973	(112,634)
American International Group, Inc.	2,089	(112,848)
SVB Financial Group*	1,010	(113,210)
Loews Corp.	2,720	(113,315)
MetLife, Inc.	2,116	(113,672)
New York Community Bancorp, Inc.	7,164	(113,692)
Visa, Inc. — Class A	535	(114,153)
First Horizon National Corp.	9,300	(114,204)
TFS Financial Corp.	8,000	(114,560)
American Express Co.	1,310	(114,677)
Zions Bancorporation	3,960	(115,078)
Citigroup, Inc.	2,222	(115,144)
ACE Ltd.	1,101	(115,461)
Wells Fargo & Co.	2,242	(116,293)
JPMorgan Chase & Co.	1,934	(116,504)
Travelers Companies, Inc.	1,250	(117,425)
Bank of America Corp.	6,991	(119,197)
Total Financial		(3,692,734)

INDUSTRIAL - (9.3)%
Thermo Fisher Scientific, Inc.	349	(42,473)
Caterpillar, Inc.	831	(82,294)
Xylem, Inc.	2,513	(89,186)
Owens-Illinois, Inc.*	3,650	(95,083)
Manitowoc Company, Inc.	4,110	(96,380)
Trinity Industries, Inc.	2,180	(101,850)
Colfax Corp.*	1,819	(103,628)
Crown Holdings, Inc.*	2,330	(103,732)
Greif, Inc. — Class A	2,380	(104,268)
Jacobs Engineering Group, Inc.*	2,160	(105,451)
USG Corp.*	3,860	(106,111)
Packaging Corporation of America	1,670	(106,579)
Rock-Tenn Co. — Class A	2,250	(107,055)
Silgan Holdings, Inc.	2,290	(107,629)
Fluor Corp.	1,617	(108,000)
Lennox International, Inc.	1,410	(108,387)
Flowserve Corp.	1,539	(108,531)
Sealed Air Corp.	3,150	(109,872)
Zebra Technologies Corp. — Class A*	1,550	(110,004)
Sonoco Products Co.	2,800	(110,012)
Bemis Company, Inc.	2,900	(110,258)
AMETEK, Inc.	2,199	(110,412)
AptarGroup, Inc.	1,820	(110,474)
Ball Corp.	1,750	(110,722)
Acuity Brands, Inc.	942	(110,883)
Carlisle Companies, Inc.	1,380	(110,924)
Snap-on, Inc.	926	(112,120)
Wabtec Corp.	1,386	(112,321)
Armstrong World Industries, Inc.*	2,007	(112,392)
3M Co.	800	(113,344)
Danaher Corp.	1,496	(113,666)
General Electric Co.	4,448	(113,958)
Agilent Technologies, Inc.	2,010	(114,530)
Roper Industries, Inc.	785	(114,838)
Masco Corp.	4,831	(115,558)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
LONG SHORT EQUITY FUND

	Shares	Value

United Parcel Service, Inc. — Class B	1,186	$(116,572)
Middleby Corp.*	1,332	(117,389)
FedEx Corp.	757	(122,218)
Teekay Corp.	1,926	(127,806)
Total Industrial		(4,176,910)

Total Common Stock Sold Short
(Proceeds $14,476,013)		(14,311,887)

Total Securities Sold Short - (31.8)%
(Proceeds $14,476,013)		$(14,311,887)
Other Assets & Liabilities, net - 29.4%		13,234,611
Total Net Assets - 100.0%		$44,870,307

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or a portion of this security is pledged as short security collateral at September 30, 2014.
2	All or portion of this security is on loan at September 30, 2014 — See Note 12.
3	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
4	Repurchase Agreements — See Note 5.
5	Securities lending collateral — See Note 12.
plc — Public Limited Company

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,533,820 of securities loaned (cost $43,123,002)	$43,214,304
Repurchase agreements, at value (cost $2,733,279)	2,733,279
Total investments (cost $45,856,281)	45,947,583
Segregated cash with broker	14,993,884
Cash	1,387
Receivables:
Dividends	59,622
Fund shares sold	5,726
Securities lending income	4,124
Total assets	61,012,326

Liabilities:
Securities sold short, at value (proceeds $14,476,010)	14,311,887
Payable for:
Upon return of securities loaned	1,597,700
Fund shares redeemed	114,100
Management fees	33,023
Distribution and service fees	21,142
Transfer agent and administrative fees	9,173
Portfolio accounting fees	3,669
Miscellaneous	51,325
Total liabilities	16,142,019
Net assets	$44,870,307

Net assets consist of:
Paid in capital	$113,461,341
Accumulated net investment loss	(396,291)
Accumulated net realized loss on investments	(68,450,168)
Net unrealized appreciation on investments	255,425
Net assets	$44,870,307

A-Class:
Net assets	$5,361,106
Capital shares outstanding	366,313
Net asset value per share	$14.64
Maximum offering price per share (Net asset value divided by 95.25%)	$15.37

C-Class:
Net assets	$19,604,394
Capital shares outstanding	1,472,908
Net asset value per share	$13.31

H-Class:
Net assets	$19,632,257
Capital shares outstanding	1,336,986
Net asset value per share	$14.68

Institutional Class:
Net assets	$272,550
Capital shares outstanding	18,391
Net asset value per share	$14.82

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $367)	$443,593
Income from securities lending, net	23,147
Interest	564
Total investment income	467,304

Expenses:
Management fees	229,280
Transfer agent and administrative fees	63,689
Distribution and service fees:
A-Class	7,845
C-Class	104,992
H-Class	29,461
Portfolio accounting fees	25,475
Short sales dividend expense	82,387
Prime broker interest expense	38,859
Custodian fees	3,373
Trustees’ fees*	2,315
Miscellaneous	37,817
Total expenses	625,493
Net investment loss	(158,189)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,183,545
Futures contracts	(64,507)
Securities sold short	(745,390)
Net realized gain	1,373,648
Net change in unrealized appreciation (depreciation) on:
Investments	(3,147,187)
Securities sold short	418,548
Net change in unrealized appreciation (depreciation)	(2,728,639)
Net realized and unrealized loss	(1,354,991)
Net decrease in net assets resulting from operations	$(1,513,180)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(158,189)	$(773,445)
Net realized gain on investments	1,373,648	7,362,587
Net change in unrealized appreciation (depreciation) on investments	(2,728,639)	(488,800)
Net increase (decrease) in net assets resulting from operations	(1,513,180)	6,100,342

Capital share transactions:
Proceeds from sale of shares
A-Class	919,853	4,913,621
C-Class	364,288	1,459,676
H-Class	1,685,847	16,322,796
Institutional Class	268,538	1,001
Cost of shares redeemed
A-Class	(2,947,763)	(11,324,362)
C-Class	(2,430,623)	(5,045,687)
H-Class	(10,679,265)	(16,148,434)
Institutional Class	(2,655)	(1,055)
Net decrease from capital share transactions	(12,821,780)	(9,822,444)
Net decrease in net assets	(14,334,960)	(3,722,102)

Net assets:
Beginning of period	59,205,267	62,927,369
End of period	$44,870,307	$59,205,267
Accumulated net investment loss at end of period	$(396,291)	$(238,102)

Capital share activity:
Shares sold
A-Class	61,795	345,762
C-Class	26,855	110,051
H-Class	112,719	1,125,572
Institutional Class	17,759	69
Shares redeemed
A-Class	(196,646)	(816,705)
C-Class	(179,055)	(384,136)
H-Class	(712,868)	(1,129,156)
Institutional Class	(176)	(69)
Net decrease in shares	(869,617)	(748,612)

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$15.07	$13.48	$13.28	$14.28	$12.59	$8.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.13)	(.05)	.03	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.41)	1.72	.30	(1.03)	1.73	4.04
Total from investment operations	(.43)	1.59	.25	(1.00)	1.69	3.97
Less distributions from:
Net investment income	—	—	(.05)	—	—	—
Total distributions	—	—	(.05)	—	—	—
Redemption fees collected	—	—	—	—	— [c]	— [c]
Net asset value, end of period	$14.64	$15.07	$13.48	$13.28	$14.28	$12.59

Total Return[d]	(2.85%)	11.80%	1.89%	(7.00%)	13.42%	46.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,361	$7,552	$13,106	$16,510	$25,447	$36,231
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.91%)	(0.35%)	0.21%	(0.33%)	(0.62%)
Total expenses[f]	2.15%	2.34%	1.92%	1.66%	1.71%	1.68%
Portfolio turnover rate	188%	256%	183%	190%	231%	375%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$13.76	$12.40	$12.31	$13.33	$11.85	$8.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.24)	(.14)	(.07)	(.13)	(.14)
Net gain (loss) on investments (realized and unrealized)	(.38)	1.60	.28	(.95)	1.61	3.82
Total from investment operations	(.45)	1.36	.14	(1.02)	1.48	3.68
Less distributions from:
Net investment income	—	—	(.05)	—	—	—
Total distributions	—	—	(.05)	—	—	—
Redemption fees collected	—	—	—	—	— [c]	— [c]
Net asset value, end of period	$13.31	$13.76	$12.40	$12.31	$13.33	$11.85

Total Return[d]	(3.27%)	10.97%	1.14%	(7.65%)	12.49%	45.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,604	$22,354	$23,554	$32,503	$50,381	$64,918
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.79%)	(1.12%)	(0.54%)	(1.08%)	(1.37%)
Total expenses[f]	2.90%	3.11%	2.69%	2.41%	2.46%	2.43%
Portfolio turnover rate	188%	256%	183%	190%	231%	375%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010
Per Share Data
Net asset value, beginning of period	$15.12	$13.53	$13.33	$14.32	$12.63	$8.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.16)	(.04)	.03	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.42)	1.75	.29	(1.02)	1.73	4.05
Total from investment operations	(.44)	1.59	.25	(.99)	1.69	3.98
Less distributions from:
Net investment income	—	—	(.05)	—	—	—
Total distributions	—	—	(.05)	—	—	—
Redemption fees collected	—	—	—	—	— [c]	— [c]
Net asset value, end of period	$14.68	$15.12	$13.53	$13.33	$14.32	$12.63

Total Return[d]	(2.91%)	11.75%	1.88%	(6.91%)	13.38%	46.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,632	$29,287	$26,257	$54,589	$87,212	$99,418
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(1.07%)	(0.29%)	0.20%	(0.31%)	(0.63%)
Total expenses[f]	2.14%	2.36%	1.88%	1.66%	1.70%	1.68%
Portfolio turnover rate	188%	256%	183%	190%	231%	375%

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Period Ended March 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$15.24	$13.60	$13.33	$12.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.12)	(.02)	.06
Net gain (loss) on investments (realized and unrealized)	(.44)	1.76	.31	.88
Total from investment operations	(.42)	1.64	.29	.94
Less distributions from:
Net investment income	—	—	(.02)	—
Total distributions	—	—	(.02)	—
Net asset value, end of period	$14.82	$15.24	$13.60	$13.33

Total Return[d]	(2.76%)	12.06%	2.15%	7.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$273	$12	$11	$11
Ratios to average net assets:
Net investment income (loss)	0.31%	(0.82%)	(0.17%)	1.29%
Total expenses[f]	1.97%	2.11%	1.72%	1.36%
Portfolio turnover rate	188%	256%	183%	190%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Redemption fees collected are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Excluding interest and dividend expense related to short sales, the operating ratios for the years or periods presented would be:

	9/30/14	3/31/14	3/28/13	3/31/12	3/31/11	3/31/10
A-Class	1.67%	1.68%	1.65%	1.66%	1.69%	1.68%
C-Class	2.42%	2.42%	2.40%	2.41%	2.44%	2.43%
H-Class	1.67%	1.67%	1.65%	1.66%	1.69%	1.68%
Institutional Class	1.43%	1.42%	1.41%	N/A	N/A	N/A

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	September 30, 2014

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

OBJECTIVE: Seeks to achieve capital growth.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 30, 2010
C-Class	June 30, 2010
H-Class	June 30, 2010
Institutional Class	June 30, 2010

The fund invests principally in derivative investments such as swap agreements and futures contracts.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

EXCHANGE-TRADED FUNDS - 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF1	1,700	$156,315
Total Exchange-Traded Funds
(Cost $160,123)		156,315

MUTUAL FUNDS†,2 - 49.4%
Guggenheim Strategy Fund II	120,967	3,012,073
Guggenheim Strategy Fund I	120,722	3,007,197
Total Mutual Funds
(Cost $6,034,745)		6,019,270

	Face Amount

REPURCHASE AGREEMENTS††,3 - 33.6%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$1,636,048	1,636,048
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	956,615	956,615
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	676,473	676,473
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	422,114	422,114
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/144	402,517	402,517
Total Repurchase Agreements
(Cost $4,093,767)		4,093,767

SECURITIES LENDING COLLATERAL††,5 - 1.1%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	111,023	111,023
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	18,201	18,201
Total Securities Lending Collateral
(Cost $129,224)		129,224

Total Investments - 85.4%
(Cost $10,417,859)		$10,398,576
Other Assets & Liabilities, net - 14.6%		1,781,706
Total Net Assets - 100.0%		$12,180,282

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,731,250)	40	$(11,405)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,096,000)	10	$(63,191)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International, LLC December 2014 Credit Suisse Illiquidity Premium Liquid Index Swap, Terminating 12/19/147 (Notional Value $7,905,470)	6,522	$(3,317)
Credit Suisse International, LLC December 2014 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 12/19/148 (Notional Value $5,749,427)	5,199	(79,732)
(Total Notional Value $13,654,897)		$(83,049)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,6
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.HY-22 Index	Goldman Sachs International	5.00%	06/20/19	$891,000	$(938,920)	$57,499	$(3,357)
CDX HY-22 Index	Barclays Bank plc	5.00%	06/20/19	5,049,000	(5,320,545)	323,474	(16,668)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 12.
2	Investment in a product that is managed by and/or pays a management fee to a party related to the Adviser — See Note 11.
3	Repurchase Agreements — See Note 5.
4	All or a portion of this security is pledged as short security collateral at September 30, 2014.
5	Securities lending collateral — See Note 12.
6	Credit Default Swaps — See Note 6.
7	Total Return based on Credit Suisse Illiquidity Premium Liquid Index +/- financing at a variable rate.
8	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate.
plc — Public Limited Company

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $147,120 of securities loaned (cost $6,194,868)	$6,175,585
Repurchase agreements, at value (cost $4,222,991)	4,222,991
Total investments (cost $10,417,859)	10,398,576
Segregated cash with broker	1,725,392
Unamortized upfront premiums paid on credit default swaps	380,973
Receivables:
Interest	7,423
Dividends	6,211
Investment adviser	1,203
Securities lending income	180
Fund shares sold	149
Total assets	12,520,107

Liabilities:
Unrealized depreciation on swap agreements	103,074
Payable for:
Due to broker	23,719
Upon return of securities loaned	150,400
Variation margin	17,138
Management fees	8,877
Distribution and service fees	2,600
Transfer agent and administrative fees	2,466
Portfolio accounting fees	986
Miscellaneous	30,565
Total liabilities	339,825
Net assets	$12,180,282

Net assets consist of:
Paid in capital	$12,130,035
Accumulated net investment loss	(62,975)
Accumulated net realized gain on investments	310,175
Net unrealized depreciation on investments	(196,953)
Net assets	$12,180,282

A-Class:
Net assets	$2,312,307
Capital shares outstanding	83,647
Net asset value per share	$27.64
Maximum offering price per share (Net asset value divided by 95.25%)	$29.02

C-Class:
Net assets	$1,355,913
Capital shares outstanding	50,827
Net asset value per share	$26.68

H-Class:
Net assets	$5,176,713
Capital shares outstanding	187,256
Net asset value per share	$27.65

Institutional Class:
Net assets	$3,335,349
Capital shares outstanding	119,296
Net asset value per share	$27.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$47,527
Income from securities lending, net	901
Interest	410
Total investment income	48,838

Expenses:
Management fees	62,132
Transfer agent and administrative fees	17,259
Distribution and service fees:
A-Class	5,219
C-Class	6,700
H-Class	7,945
Portfolio accounting fees	6,903
Licensing fees	24,162
Custodian fees	806
Trustees’ fees*	533
Miscellaneous	9,993
Total expenses	141,652
Less:
Expenses waived by Adviser	(7,904)
Net expenses	133,748
Net investment loss	(84,910)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,853)
Swap agreements	(149,528)
Futures contracts	(26,696)
Net realized loss	(179,077)
Net change in unrealized appreciation (depreciation) on:
Investments	(19,283)
Swap agreements	(77,966)
Futures contracts	(3,801)
Net change in unrealized appreciation (depreciation)	(101,050)
Net realized and unrealized loss	(280,127)
Net decrease in net assets resulting from operations	$(365,037)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(84,910)	$(198,852)
Net realized gain (loss) on investments	(179,077)	1,377,099
Net change in unrealized appreciation (depreciation) on investments	(101,050)	(170,825)
Net increase (decrease) in net assets resulting from operations	(365,037)	1,007,422

Distributions to shareholders from:
Net realized gains
A-Class	—	(170,099)
C-Class	—	(44,651)
H-Class	—	(394,614)
Institutional Class	—	(60,484)
Total distributions to shareholders	—	(669,848)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,923,349	3,375,449
C-Class	477,858	843,617
H-Class	1,773,889	2,523,264
Institutional Class	2,561,454	256,708
Distributions reinvested
A-Class	—	163,722
C-Class	—	44,596
H-Class	—	389,688
Institutional Class	—	59,898
Cost of shares redeemed
A-Class	(3,819,901)	(1,418,770)
C-Class	(332,856)	(690,580)
H-Class	(3,247,296)	(2,423,769)
Institutional Class	(132,173)	(263,890)
Net increase (decrease) from capital share transactions	(795,676)	2,859,933
Net increase (decrease) in net assets	(1,160,713)	3,197,507

Net assets:
Beginning of period	13,340,995	10,143,488
End of period	$12,180,282	$13,340,995
Accumulated net investment loss/Undistributed net investment income at end of period	$(62,975)	$21,935

Capital share activity:
Shares sold
A-Class	67,883	119,577
C-Class	17,534	30,556
H-Class	62,907	89,167
Institutional Class	89,956	8,974
Shares issued from reinvestment of distributions
A-Class	—	5,879
C-Class	—	1,649
H-Class	—	13,992
Institutional Class	—	2,130
Shares redeemed
A-Class	(135,639)	(49,520)
C-Class	(12,221)	(25,215)
H-Class	(115,216)	(86,131)
Institutional Class	(4,633)	(9,210)
Net increase (decrease) in shares	(29,429)	101,848

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$28.42	$27.56	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.17)	(.49)	(.21)	(.37)	(.33)
Net gain (loss) on investments (realized and unrealized)	(.61)	3.09	2.40	(.36)	4.27
Total from investment operations	(.78)	2.60	2.19	(.73)	3.94
Less distributions from:
Net realized gains	—	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$27.64	$28.42	$27.56	$25.37	$26.86

Total Return[d]	(2.74%)	9.58%	8.63%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,312	$4,303	$2,080	$2,595	$11,591
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(1.73%)	(0.80%)	(1.43%)	(1.65%)
Total expenses[e]	2.01%	2.02%	2.03%	1.93%	2.03%
Net expenses[f]	1.90%	1.90%	1.91%	1.85%	1.89%
Portfolio turnover rate	20%	161%	228%	513%	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$27.53	$26.95	$24.99	$26.67	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.27)	(.67)	(.43)	(.52)	(.48)
Net gain (loss) on investments (realized and unrealized)	(.58)	2.99	2.39	(.40)	4.23
Total from investment operations	(.85)	2.32	1.96	(.92)	3.75
Less distributions from:
Net realized gains	—	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$26.68	$27.53	$26.95	$24.99	$26.67

Total Return[d]	(3.09%)	8.74%	7.89%	(3.38%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,356	$1,253	$1,038	$1,022	$1,363
Ratios to average net assets:
Net investment income (loss)	(1.94%)	(2.45%)	(1.67%)	(2.04%)	(2.42%)
Total expenses[e]	2.76%	2.77%	2.79%	2.66%	2.79%
Net expenses[f]	2.65%	2.65%	2.66%	2.60%	2.65%
Portfolio turnover rate	20%	161%	228%	513%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$28.42	$27.57	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.17)	(.49)	(.23)	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	(.60)	3.08	2.43	(.39)	4.27
Total from investment operations	(.77)	2.59	2.20	(.73)	3.94
Less distributions from:
Net realized gains	—	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$27.65	$28.42	$27.57	$25.37	$26.86

Total Return[d]	(2.71%)	9.54%	8.67%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,177	$6,809	$6,134	$6,183	$8,886
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.72%)	(0.88%)	(1.33%)	(1.67%)
Total expenses[e]	2.01%	2.02%	2.03%	1.91%	2.04%
Net expenses[f]	1.90%	1.90%	1.91%	1.85%	1.90%
Portfolio turnover rate	20%	161%	228%	513%	—

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$28.71	$27.76	$25.49	$26.91	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.42)	(.19)	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.62)	3.11	2.46	(.43)	4.26
Total from investment operations	(.75)	2.69	2.27	(.66)	3.99
Less distributions from:
Net realized gains	—	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$27.96	$28.71	$27.76	$25.49	$26.91

Total Return[d]	(2.61%)	9.84%	8.91%	(2.34%)	16.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,335	$975	$891	$329	$59
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(1.46%)	(0.70%)	(0.90%)	(1.42%)
Total expenses[e]	1.77%	1.77%	1.80%	1.61%	1.79%
Net expenses[f]	1.65%	1.65%	1.67%	1.58%	1.65%
Portfolio turnover rate	20%	161%	228%	513%	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

FUND PROFILE (Unaudited)	September 30, 2014

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6.6%
China Mobile Ltd. ADR	5.6%
Baidu, Inc. ADR	5.3%
America Movil SAB de CV ADR	4.1%
Itau Unibanco Holding S.A. ADR	3.4%
Petroleo Brasileiro S.A. ADR	2.7%
Banco Bradesco S.A. ADR	2.6%
AMBEV S.A. ADR	2.6%
Infosys Ltd. ADR	2.6%
CNOOC Ltd. ADR	2.4%
Top Ten Total	37.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

COUNTRY DIVERSIFICATION

At September 30, 2014, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
Brazil	25%	$10,281,794
Hong Kong	11%	4,406,085
Taiwan, Province of China	10%	4,218,792
Mexico	10%	4,007,790
Republic of Korea	10%	4,001,622
Cayman Islands	9%	3,528,699
China	9%	3,525,915
Other	16%	7,190,821
Total Common Stocks	100%	$41,161,518

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 81.0%

COMMUNICATIONS - 23.9%
China Mobile Ltd. ADR	48,683	$2,860,126
Baidu, Inc. ADR*	12,253	2,673,972
America Movil SAB de CV ADR	83,190	2,096,388
Grupo Televisa SAB ADR	19,394	657,069
Telekomunikasi Indonesia Persero Tbk PT ADR	11,077	532,804
Chunghwa Telecom Company Ltd. ADR	17,050	510,989
SK Telecom Company Ltd. ADR	15,971	484,560
China Telecom Corp., Ltd. ADR	6,224	382,340
Mobile Telesystems OJSC ADR	22,707	339,243
Ctrip.com International Ltd. ADR*	5,805	329,492
China Unicom Hong Kong Ltd. ADR	20,101	302,118
NetEase, Inc. ADR	3,289	281,736
Qihoo 360 Technology Company Ltd. ADR*	3,609	243,499
Telefonica Brasil S.A. ADR	11,680	229,862
Philippine Long Distance Telephone Co. ADR	3,270	225,565
Total Communications		12,149,763

FINANCIAL - 14.4%
Itau Unibanco Holding S.A. ADR	123,826	1,718,705
Banco Bradesco S.A. ADR	94,351	1,344,502
Shinhan Financial Group Company Ltd. ADR	21,270	966,934
China Life Insurance Company Ltd. ADR	22,250	927,825
HDFC Bank Ltd. ADR	17,472	813,846
KB Financial Group, Inc. ADR	17,328	627,620
ICICI Bank Ltd. ADR	12,619	619,593
Bancolombia S.A. ADR	5,070	287,570
Total Financial		7,306,595

ENERGY - 12.7%
Petroleo Brasileiro S.A. ADR	91,710	1,365,562
CNOOC Ltd. ADR	7,209	1,243,841
PetroChina Company Ltd. ADR1	9,463	1,216,090
China Petroleum & Chemical Corp. ADR	11,443	999,660
Petroleo Brasileiro S.A. ADR	66,761	947,338
Ecopetrol S.A. ADR1	11,065	346,003
YPF S.A. ADR	8,644	319,742
Total Energy		6,438,236

TECHNOLOGY - 10.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	167,436	3,378,858
Infosys Ltd. ADR	21,619	1,307,733
Advanced Semiconductor Engineering, Inc. ADR	55,659	328,945
Wipro Ltd. ADR	26,336	320,246
Total Technology		5,335,782

BASIC MATERIALS - 9.0%
Sasol Ltd. ADR	22,435	1,222,483
POSCO ADR	14,390	1,092,201
Vale S.A. ADR	90,920	882,833
Vale S.A. ADR1	66,376	730,800
Ultrapar Participacoes S.A. ADR	19,465	411,101
AngloGold Ashanti Ltd. ADR	18,034	216,408
Total Basic Materials		4,555,826

CONSUMER, NON-CYCLICAL - 5.7%
AMBEV S.A. ADR	204,137	1,337,096
BRF S.A. ADR	29,740	707,515
Fomento Economico Mexicano SAB de CV ADR	5,913	544,292
Cia Brasileira de Distribuicao ADR	7,411	323,194
Total Consumer, Non-cyclical		2,912,097

INDUSTRIAL - 2.6%
Cemex SAB de CV ADR*	54,451	710,041
LG Display Company Ltd. ADR	19,900	313,425
Embraer S.A. ADR	7,223	283,286
Total Industrial		1,306,752

UTILITIES - 1.5%
Korea Electric Power Corp. ADR	23,034	516,882
Enersis S.A. ADR	17,175	271,022
Total Utilities		787,904

CONSUMER, CYCLICAL - 0.7%
Tata Motors Ltd. ADR	8,432	368,563

Total Common Stocks
(Cost $41,322,250)		41,161,518

	Face Amount

REPURCHASE AGREEMENTS††,2 - 5.1%
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	$1,001,090	1,001,090
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/143	708,451	708,451
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	414,239	414,239
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	292,931	292,931
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	182,787	182,787
Total Repurchase Agreements
(Cost $2,599,498)		2,599,498

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,4 - 2.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	$1,017,316	$1,017,316
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	166,773	166,773
Total Securities Lending Collateral
(Cost $1,184,089)		1,184,089

Total Investments - 88.4%
(Cost $45,105,837)		$44,945,105
Other Assets & Liabilities, net - 11.6%		5,901,805
Total Net Assets - 100.0%		$50,846,910

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $11,726,910)	234	$(454,917)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 10/28/145 (Notional Value $48,963,663)	19,855	$(1,009,024)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 12.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Securities lending collateral — See Note 12.
5	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,343,154 of securities loaned (cost $41,322,250)	$41,161,518
Repurchase agreements, at value (cost $3,783,587)	3,783,587
Total investments (cost $45,105,837)	44,945,105
Segregated cash with broker	7,552,058
Cash	38,028
Receivables:
Fund shares sold	728,121
Dividends	152,631
Swap settlement	112,504
Variation margin	9,278
Securities lending income	1,157
Foreign taxes reclaim	338
Total assets	53,539,220

Liabilities:
Unrealized depreciation on swap agreements	1,009,024
Payable for:
Upon return of securities loaned	1,378,125
Fund shares redeemed	150,166
Management fees	65,640
Distribution and service fees	18,829
Transfer agent and administrative fees	18,234
Portfolio accounting fees	10,940
Miscellaneous	41,352
Total liabilities	2,692,310
Net assets	$50,846,910

Net assets consist of:
Paid in capital	$54,343,996
Undistributed net investment income	126,130
Accumulated net realized loss on investments	(1,998,543)
Net unrealized depreciation on investments	(1,624,673)
Net assets	$50,846,910

A-Class:
Net assets	$718,865
Capital shares outstanding	9,424
Net asset value per share	$76.28
Maximum offering price per share (Net asset value divided by 95.25%)	$80.08

C-Class:
Net assets	$825,486
Capital shares outstanding	10,992
Net asset value per share	$75.10

H-Class:
Net assets	$49,302,559
Capital shares outstanding	645,049
Net asset value per share	$76.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $14,486)	$694,371
Income from securities lending, net	2,776
Interest	772
Total investment income	697,919

Expenses:
Management fees	278,920
Transfer agent and administrative fees	77,478
Distribution and service fees:
A-Class	901
C-Class	5,049
H-Class	75,316
Portfolio accounting fees	46,488
Custodian fees	3,626
Trustees’ fees*	1,021
Line of credit interest expense	521
Miscellaneous	59,173
Total expenses	548,493
Net investment income	149,426

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(910,802)
Swap agreements	2,775,643
Futures contracts	(443,157)
Net realized gain	1,421,684
Net change in unrealized appreciation (depreciation) on:
Investments	(423,144)
Swap agreements	(1,226,699)
Futures contracts	(454,917)
Net change in unrealized appreciation (depreciation)	(2,104,760)
Net realized and unrealized loss	(683,076)
Net decrease in net assets resulting from operations	$(533,650)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$149,426	$(34,514)
Net realized gain (loss) on investments	1,421,684	(1,947,172)
Net change in unrealized appreciation (depreciation) on investments	(2,104,760)	348,749
Net decrease in net assets resulting from operations	(533,650)	(1,632,937)

Capital share transactions:
Proceeds from sale of shares
A-Class	11,033,665	8,531,963
C-Class	26,772,019	34,714,451
H-Class	290,735,287	183,477,671
Cost of shares redeemed
A-Class	(11,193,599)	(7,561,718)
C-Class	(26,417,340)	(34,363,190)
H-Class	(245,420,766)	(179,596,460)
Net increase from capital share transactions	45,509,266	5,202,717
Net increase in net assets	44,975,616	3,569,780

Net assets:
Beginning of period	5,871,294	2,301,514
End of period	$50,846,910	$5,871,294
Undistributed net investment income/Accumulated net investment loss at end of period	$126,130	$(23,296)

Capital share activity:
Shares sold
A-Class	141,644	126,244
C-Class	349,749	529,047
H-Class	3,723,420	2,825,051
Shares redeemed
A-Class	(143,446)	(116,456)
C-Class	(345,000)	(524,287)
H-Class	(3,149,471)	(2,782,209)
Net increase in shares	576,896	57,390

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Year Ended March 28, 2013[g]	Year Ended March 31, 2012[g]	Period Ended March 31, 2011[b,g]
Per Share Data
Net asset value, beginning of period	$66.27	$73.59	$87.40	$134.76	$125.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.15	(.54)	(.35)	(—)[f]	(.65)
Net gain (loss) on investments (realized and unrealized)	9.86	(6.78)	(13.46)	(41.76)	10.41
Total from investment operations	10.01	(7.32)	(13.81)	(41.76)	9.76
Less distributions from:
Net realized gains	—	—	—	(5.60)	—
Total distributions	—	—	—	(5.60)	—
Net asset value, end of period	$76.28	$66.27	$73.59	$87.40	$134.76

Total Return[e]	15.10%	(9.96%)	(15.79%)	(30.00%)	7.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$719	$744	$106	$363	$992
Ratios to average net assets:
Net investment income (loss)	0.38%	(0.82%)	(0.51%)	(0.01%)	(1.42%)
Total expenses	1.76%	1.81%	1.88%	1.77%	1.85%
Net expenses[e]	1.76%	1.76%	1.75%	1.69%	1.73%
Portfolio turnover rate	342%	1,412%	730%	883%	58%
C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Year Ended March 28, 2013[g]	Year Ended March 31, 2012[g]	Period Ended March 31, 2011[b,g]
Per Share Data
Net asset value, beginning of period	$65.46	$72.92	$87.31	$134.13	$125.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.15)	(1.04)	(1.25)	(.90)	(1.55)
Net gain (loss) on investments (realized and unrealized)	9.79	(6.42)	(13.14)	(40.32)	10.68
Total from investment operations	9.64	(7.46)	(14.39)	(41.22)	9.13
Less distributions from:
Net realized gains	—	—	—	(5.60)	—
Total distributions	—	—	—	(5.60)	—
Net asset value, end of period	$75.10	$65.46	$72.92	$87.31	$134.13

Total Return[d]	14.73%	(10.21%)	(16.49%)	(29.75%)	7.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$825	$409	$108	$62	$726
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(1.73%)	(1.61%)	(0.87%)	(1.98%)
Total expenses	2.50%	2.66%	2.59%	2.54%	2.60%
Net expenses[e]	2.50%	2.61%	2.46%	2.46%	2.49%
Portfolio turnover rate	342%	1,412%	730%	883%	58%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Year Ended March 28, 2013[g]	Year Ended March 31, 2012[g]	Period Ended March 31, 2011[b,g]
Per Share Data
Net asset value, beginning of period	$66.37	$73.87	$87.74	$134.69	$125.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.20	(.34)	(.35)	(.35)	(.55)
Net gain (loss) on investments (realized and unrealized)	9.86	(7.16)	(13.52)	(41.00)	10.24
Total from investment operations	10.06	(7.50)	(13.87)	(41.35)	9.69
Less distributions from:
Net realized gains	—	—	—	(5.60)	—
Total distributions	—	—	—	(5.60)	—
Net asset value, end of period	$76.43	$66.37	$73.87	$87.74	$134.69

Total Return[d]	15.16%	(10.19%)	(15.78%)	(29.70%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,303	$4,719	$2,087	$4,713	$3,705
Ratios to average net assets:
Net investment income (loss)	0.50%	(0.51%)	(0.49%)	(0.37%)	(1.05%)
Total expenses	1.76%	1.80%	1.83%	1.77%	1.85%
Net expenses[e]	1.76%	1.74%	1.69%	1.69%	1.74%
Portfolio turnover rate	342%	1,412%	730%	883%	58%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net investment income is less than $0.01 per share.
[g]	Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 66.2%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$701,860	$701,860
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	410,384	410,384
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	290,205	290,205
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	181,086	181,086
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/142	151,080	151,080
Total Repurchase Agreements
(Cost $1,734,615)		1,734,615

Total Investments - 66.2%
(Cost $1,734,615)		$1,734,615
Other Assets & Liabilities, net - 33.8%		887,097
Total Net Assets - 100.0%		$2,621,712

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $150,345)	3	$1,862

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2014 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 10/28/14 3 (Notional Value $5,029,572)	2,040	$80,097

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
3	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Repurchase agreements, at value (cost $1,734,615)	$1,734,615
Segregated cash with broker	507,617
Unrealized appreciation on swap agreements	80,097
Receivables:
Fund shares sold	842,498
Swap settlement	4,918
Total assets	3,169,745

Liabilities:
Payable for:
Fund shares redeemed	539,193
Management fees	2,860
Distribution and service fees	1,255
Transfer agent and administrative fees	795
Portfolio accounting fees	477
Variation margin	129
Miscellaneous	3,324
Total liabilities	548,033
Net assets	$2,621,712

Net assets consist of:
Paid in capital	$11,302,301
Accumulated net investment loss	(159,598)
Accumulated net realized loss on investments	(8,602,950)
Net unrealized appreciation on investments	81,959
Net assets	$2,621,712

A-Class:
Net assets	$188,869
Capital shares outstanding	12,720
Net asset value per share	$14.85
Maximum offering price per share (Net asset value divided by 95.25%)	$15.59

C-Class:
Net assets	$1,103,429
Capital shares outstanding	71,840
Net asset value per share	$15.36

H-Class:
Net assets	$1,329,414
Capital shares outstanding	89,502
Net asset value per share	$14.85

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Interest	$378
Total investment income	378

Expenses:
Management fees	25,567
Transfer agent and administrative fees	7,103
Distribution and service fees:
A-Class	1,789
C-Class	2,466
H-Class	4,698
Portfolio accounting fees	4,262
Registration fees	5,078
Trustees’ fees*	490
Custodian fees	331
Miscellaneous	(115)
Total expenses	51,669
Net investment loss	(51,291)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(2,992,706)
Futures contracts	(36,016)
Net realized loss	(3,028,722)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	738,070
Futures contracts	948
Net change in unrealized appreciation (depreciation)	739,018
Net realized and unrealized loss	(2,289,704)
Net decrease in net assets resulting from operations	$(2,340,995)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(51,291)	$(151,694)
Net realized loss on investments	(3,028,722)	(4,448,146)
Net change in unrealized appreciation (depreciation) on investments	739,018	(632,299)
Net decrease in net assets resulting from operations	(2,340,995)	(5,232,139)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,023,207	8,057,592
C-Class	18,606,760	43,930,520
H-Class	61,017,521	163,931,981
Cost of shares redeemed
A-Class	(6,094,267)	(2,627,231)
C-Class	(17,666,278)	(43,874,699)
H-Class	(63,859,501)	(155,566,471)
Net increase (decrease) from capital share transactions	(5,972,558)	13,851,692
Net increase (decrease) in net assets	(8,313,553)	8,619,553

Net assets:
Beginning of period	10,935,265	2,315,712
End of period	$2,621,712	$10,935,265
Accumulated net investment loss at end of period	$(159,598)	$(108,307)

Capital share activity:
Shares sold
A-Class	128,867	380,799
C-Class	1,165,267	2,127,776
H-Class	4,081,388	8,074,671
Shares redeemed
A-Class	(381,117)	(129,267)
C-Class	(1,107,172)	(2,119,778)
H-Class	(4,309,133)	(7,858,474)
Net increase (decrease) in shares	(421,900)	475,727

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$18.34	$19.23	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.15)	(.35)	(.33)	(.39)	(.16)
Net gain (loss) on investments (realized and unrealized)	(3.34)	(.54)	.27	(1.47)	(3.69)
Total from investment operations	(3.49)	(.89)	(.06)	(1.86)	(3.85)
Net asset value, end of period	$14.85	$18.34	$19.23	$19.29	$21.15

Total Return[d]	(19.03%)	(4.63%)	(0.26%)	(8.84%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$189	$4,859	$258	$8	$34
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.74%)	(1.60%)	(1.66%)	(1.61%)
Total expenses	1.75%	1.78%	1.85%	1.78%	1.85%
Net expenses [e]	1.75%	1.75%	1.71%	1.69%	1.73%
Portfolio turnover rate	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$19.03	$20.07	$20.25	$21.33	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.52)	(.49)	(.55)	(.25)
Net gain (loss) on investments (realized and unrealized)	(3.48)	(.52)	.31	(.53)	(3.42)
Total from investment operations	(3.67)	(1.04)	(.18)	(1.08)	(3.67)
Net asset value, end of period	$15.36	$19.03	$20.07	$20.25	$21.33

Total Return[d]	(19.29%)	(5.23%)	(0.84%)	(5.06%)[f]	(14.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,103	$262	$115	$1,261	$15
Ratios to average net assets:
Net investment income (loss)	(2.49%)	(2.44%)	(2.41%)	(2.41%)	(2.37%)
Total expenses	2.51%	2.48%	2.65%	2.53%	2.57%
Net expenses [e]	2.51%	2.46%	2.51%	2.44%	2.46%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$18.33	$19.22	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.35)	(.33)	(.38)	(.16)
Net gain (loss) on investments (realized and unrealized)	(3.35)	(.54)	.26	(1.48)	(3.69)
Total from investment operations	(3.48)	(.89)	(.07)	(1.86)	(3.85)
Net asset value, end of period	$14.85	$18.33	$19.22	$19.29	$21.15

Total Return[d]	(18.99%)	(4.63%)	(0.36%)	(8.79%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,329	$5,815	$1,942	$2,215	$2,892
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.74%)	(1.56%)	(1.67%)	(1.63%)
Total expenses	1.76%	1.78%	1.82%	1.79%	1.85%
Net expenses [e]	1.76%	1.76%	1.68%	1.70%	1.74%
Portfolio turnover rate	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]
Generally, the performance of the Fund’s C-Class shares will underperform the Fund’s H-Class shares and A-Class shares due to the C-Class shares’ higher expense ratio. However, the performance of the Fund’s C-Class shares is greater than that of the H-Class shares and A-Class shares due to the impact large redemptions of C-Class shares had on the expense accruals for C-Class shares. The effect of the expense accruals on the performance of the C-Class shares of the Fund was magnified by the small asset base of the C-Class shares.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

EMERGING MARKETS BOND STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Advisor.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 8, 2013
C-Class	October 8, 2013
H-Class	October 8, 2013

The fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
EMERGING MARKETS BOND STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 8.9%
iShares JP Morgan USD Emerging Markets Bond ETF	160	$18,056
PowerShares Emerging Markets Sovereign Debt Portfolio	620	17,645
Total Exchange-Traded Funds
(Cost $35,933)		35,701

	Face Amount

REPURCHASE AGREEMENTS††,1 - 68.4%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$120,699	120,699
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	70,573	70,573
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	49,906	49,906
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	31,141	31,141
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/14	186	186
Total Repurchase Agreements
(Cost $272,505)		272,505

Total Investments - 77.3%
(Cost $308,438)		$308,206
Other Assets & Liabilities, net - 22.7%		90,411
Total Net Assets - 100.0%		$398,617

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2014 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $124,688)	1	$(298)
December 2014 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $354,843)	3	(849)
(Total Aggregate Value of Contracts $479,531)		$(1,147)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,2
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.EM-21 Index	Barclays Bank plc	5.00%	06/20/19	$528,000	$(577,500)	$39,885	$9,326

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	Credit Default Swaps — See Note 6.
plc — Public Limited Company

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $35,933)	$35,701
Repurchase agreements, at value (cost $272,505)	272,505
Total investments (cost $308,438)	308,206
Segregated cash with broker	58,478
Unamortized upfront premiums paid on credit default swaps	39,885
Unrealized appreciation on swap agreements	9,326
Receivables:
Interest	660
Total assets	416,555

Liabilities:
Payable for:
Fund shares redeemed	9,912
Management fees	1,815
Distribution and service fees	616
Transfer agent and administrative fees	605
Portfolio accounting fees	363
Variation margin	148
Miscellaneous	4479
Total liabilities	17,938
Net assets	$398,617

Net assets consist of:
Paid in capital	$667,415
Accumulated net investment loss	(2,821)
Accumulated net realized loss on investments	(273,924)
Net unrealized appreciation on investments	7,947
Net assets	$398,617

A-Class:
Net assets	$70,501
Capital shares outstanding	2,852
Net asset value per share	$24.72
Maximum offering price per share (Net asset value divided by 95.25%)	$25.95

C-Class:
Net assets	$17,064
Capital shares outstanding	697
Net asset value per share	$24.50

H-Class:
Net assets	$311,052
Capital shares outstanding	12,629
Net asset value per share	$24.63

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$6,335
Interest	750
Total investment income	7,085

Expenses:
Management fees	39,216
Transfer agent and administrative fees	13,073
Distribution and service fees:
A-Class	6,711
C-Class	118
H-Class	6,333
Portfolio accounting fees	7,844
Tax expense	1,431
Custodian fees	651
Trustees’ fees*	371
Miscellaneous	7,656
Total expenses	83,404
Net investment loss	(76,319)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(13,299)
Swap agreements	(241,617)
Futures contracts	58,381
Net realized loss	(196,535)
Net change in unrealized appreciation (depreciation) on:
Investments	(232)
Swap agreements	(71,670)
Futures contracts	40,086
Net change in unrealized appreciation (depreciation)	(31,816)
Net realized and unrealized loss	(228,351)
Net decrease in net assets resulting from operations	$(304,670)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Period Ended March 31, 2014[a]
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(76,319)	$(42,569)
Net realized gain (loss) on investments	(196,535)	34,169
Net change in unrealized appreciation (depreciation) on investments	(31,816)	39,763
Net increase (decrease) in net assets resulting from operations	(304,670)	31,363

Capital share transactions:
Proceeds from sale of shares
A-Class	18,246,217	650,358
C-Class	1,126,978	10,789
H-Class	1,721,420	12,337,077
Cost of shares redeemed
A-Class	(18,379,117)	(147,681)
C-Class	(1,123,287)	(759)
H-Class	(6,977,793)	(6,792,278)
Net increase (decrease) from capital share transactions	(5,385,582)	6,057,506
Net increase (decrease) in net assets	(5,690,252)	6,088,869

Net assets:
Beginning of year	6,088,869	—
End of year	$398,617	$6,088,869
Accumulated net investment loss/Undistributed net investment income at end of year	$(2,821)	$73,498

Capital share activity:
Shares sold
A-Class	689,509	25,874
C-Class	43,446	431
H-Class	66,318	490,331
Shares redeemed
A-Class	(706,493)	(6,038)
C-Class	(43,149)	(31)
H-Class	(275,259)	(268,761)
Net increase (decrease) in shares	(225,628)	241,806

[a]	Since commencement of operations: October 8, 2013.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Period Ended March 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.17	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.27)	.38
Total from investment operations	(.45)	.17
Net asset value, end of period	$24.72	$25.17

Total Return[d]	(1.79%)	0.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$71	$499
Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.78%)
Total expenses[e]	1.57%	1.83%
Portfolio turnover rate	377%	—

C-Class	Period Ended September 30, 2014[a]	Period Ended March 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.09	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.29)	(.28)
Net gain (loss) on investments (realized and unrealized)	(.30)	.37
Total from investment operations	(.59)	.09
Net asset value, end of period	$24.50	$25.09

Total Return[d]	(2.35%)	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17	$10
Ratios to average net assets:
Net investment income (loss)	(2.10%)	(2.34%)
Total expenses[e]	2.36%	2.39%
Portfolio turnover rate	377%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Period Ended March 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.18	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.20)	(.19)
Net gain (loss) on investments (realized and unrealized)	(.35)	.37
Total from investment operations	(.55)	.18
Net asset value, end of period	$24.63	$25.18

Total Return[d]	(2.18%)	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$311	$5,580
Ratios to average net assets:
Net investment income (loss)	(1.54%)	(1.62%)
Total expenses[e]	1.61%	1.64%
Portfolio turnover rate	377%	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 8, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.
[e]	Total expenses may include interest expense. Excluding interest expense, the operating expense ratios for the period presented would be:

	9/30/14	3/31/14
A-Class	1.57%	1.58%
C-Class	2.36%	2.32%
H-Class	1.61%	1.57%

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Y-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or CDSC. At September 30, 2014, the Trust consisted of fifty-one Funds.

This report covers the Long Short Equity Fund, Event Driven and Distressed Strategies Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund (the “Funds”). Only A-Class, C-Class, H-Class and Institutional Class shares had been issued by the Funds.

The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Emerging Markets Bond Strategy Fund, and Inverse Emerging Markets 2x Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2014, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation procedures. The Valuation Committee convenes monthly, or more frequently

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as aresult of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Emerging Markets Bond Strategy Fund	0.75%

GI has contractually agreed to reduce fees and/or reimburse expenses reimburse expenses for the Event Driven and Distressed Strategies Fund to the extent necessary to keep net operating expenses relative to the average daily net assets of A-Class, C-Class, H-Class, and Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends on securities sold short, and extraordinary expenses) ("Excluded Expenses") from exceeding 1.90%, 2.65%, 1.90%,and 1.65%, respectively. Total Expenses include Excluded Expenses (as defined by U.S. GAAP) and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90% and 1.65%, respectively. This Agreement may be terminated only with the approval of the Fund’s Board of Trustees.

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund. Effective August 1, 2013, Emerging Markets 2x Strategy Fund and Inverse Emerging Markets 2x Strategy Fund increased their fund accounting fees to 0.15% of fund net assets.

Fund Accounting Fees	(as a % of Net Assets)
Emerging Markets 2x Strategy Fund	0.15%
Inverse Emerging Markets 2x Strategy Fund	0.15%
Emerging Markets Bond Strategy Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. The Funds pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2014, GFD retained sales charges of $161,615 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Long Short Equity Fund	$43,214,304	$—	$2,733,279	$—	$—	$45,947,583
Event Driven and Distressed Strategies Fund	6,175,585	—	4,222,991	—	—	10,398,576
Emerging Markets 2x Strategy Fund	41,161,518	—	3,783,587	—	—	44,945,105
Inverse Emerging Markets 2x Strategy Fund	—	1,862	1,734,615	80,097	—	1,816,574
Emerging Markets Bond Strategy Fund	35,701	—	272,505	9,326	—	317,532

Liabilities
Long Short Equity Fund	$14,311,887	$—	$—	$—	$—	$14,311,887
Event Driven and Distressed Strategies Fund	—	74,596	—	103,074	—	177,670
Emerging Markets 2x Strategy Fund	—	454,917	—	1,009,024	—	1,463,941
Emerging Markets Bond Strategy Fund	—	1,147	—	—	—	1,147

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2014, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. TIP Notes
(0.05)%			0.13% - 2.50%
Due 10/01/14	$339,522,378	$339,521,906	01/15/16 - 01/15/23	$285,293,500	$346,312,829

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.00% - 3.25%
Due 10/01/14	140,385,761	140,385,761	09/30/16 - 12/31/16	137,466,300	143,193,502

Mizuho Financial Group, Inc.			U.S. Treasury Note
0.01%			2.13%
Due 10/01/14	198,522,378	198,522,406	09/30/21	136,520,000	135,760,728
			U.S. TIP Notes
			0.13% - 1.63%
			01/15/15 - 04/15/16	57,126,400	66,732,140

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	87,599,687	87,599,687	08/15/18	94,804,900	89,351,722

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	7,283,778	7,283,768	05/15/16	7,435,100	7,429,556

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Disclosures about Credit Derivatives

In accordance with their principal investment strategies, the Event Driven and Distressed Strategies Fund and the Emerging Markets Bond Strategy Fund enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The tables on pages 22 and 42 included in the Schedules of Investments summarize the information with regard to sold protection on credit default swap contracts as of September 30, 2014.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Long Short Equity Fund	—	x	—
Event Driven and Distressed Strategies Fund	x	x	—
Emerging Markets 2x Strategy Fund	x	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x	x
Emerging Markets Bond Strategy Fund	x	x	—

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's net assets on a daily basis
Fund	Long	Short
Long Short Equity Fund	—	—
Event Driven and Distressed Strategies Fund*	160%	—
Emerging Markets 2x Strategy Fund	120%	—
Inverse Emerging Markets 2x Strategy Fund	—	200%
Emerging Markets Bond Strategy Fund*	120%	—

*
These Funds utilize a combination of interest rate and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross derivative instrument exposure is 210% and 265% for the Event Driven and Distressed Strategies Fund and the Emerging Markets Bond Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2014
Inverse Emerging Markets 2x Strategy Fund	$1,862	$80,097	$—	$—	$81,959
Emerging Markets Bond Strategy Fund	—	—	—	9,326	9,326

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2014
Event Driven and Distressed Strategies Fund	$63,191	$83,049	$11,405	$20,025	$177,670
Emerging Markets 2x Strategy Fund	454,917	1,009,024	—	—	1,463,941
Emerging Markets Bond Strategy Fund	—	—	1,147	—	1,147

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended September 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Long Short Equity Fund	$(64,507)	$—	$—	$—	$(64,507)
Event Driven and Distressed Strategies Fund	(56,663)	(247,022)	29,967	97,494	(176,224)
Emerging Markets 2x Strategy Fund	(443,157)	2,775,643	—	—	2,332,486
Inverse Emerging Markets 2x Strategy Fund	(36,016)	(2,992,706)	—	—	(3,028,722)
Emerging Markets Bond Strategy Fund	—	—	58,381	(241,617)	(183,236)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Event Driven and Distressed Strategies Fund	$(34,786)	$(34,031)	$30,985	$(43,935)	$(81,767)
Emerging Markets 2x Strategy Fund	(454,917)	(1,226,699)	—	—	(1,681,616)
Inverse Emerging Markets 2x Strategy Fund	948	738,070	—	—	739,018
Emerging Markets Bond Strategy Fund	—	—	40,086	(71,670)	(31,584)

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[2]	Net Amount
Inverse Emerging Markets 2x Strategy Fund	Swap equity contracts	$80,097	$—	$80,097	$—	$—	$80,097

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount
Event Driven and Distressed Strategies Fund	Swap equity contracts	$83,049	$—	$83,049	$—	$—	$83,049
Emerging Markets 2x Strategy Fund	Swap equity contracts	1,009,024	—	1,009,024	—	—	1,009,024

[1]	Exchange traded futures and centrally cleared swaps are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Long Short Equity Fund	$45,868,433	$1,793,010	$(1,713,860)	$79,150
Event Driven and Distressed Strategies Fund	10,417,957	—	(19,381)	(19,381)
Emerging Markets 2x Strategy Fund	47,604,227	337,142	(2,996,264)	(2,659,122)
Inverse Emerging Markets 2x Strategy Fund	1,734,615	—	—	—
Emerging Markets Bond Strategy Fund	308,438	—	(232)	(232)

10. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$53,963,384	$53,248,200
Event Driven and Distressed Strategies Fund	3,782,215	600,000
Emerging Markets 2x Strategy Fund	184,916,048	146,199,803
Inverse Emerging Markets 2x Strategy Fund	—	—
Emering Markets Bond Stratregy Fund	1,313,630	1,264,398

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Related Transactions

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 will be available publicly or upon request.

12. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse,cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Long Short Equity Fund	$1,533,820	$1,597,700
Event Driven and Distressed Strategies Fund	147,120	150,400
Emerging Markets 2x Strategy Fund	1,343,154	1,378,125

Cash collateral received was invested in the following repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$2,307,742	$2,307,742	11/15/19 - 11/15/30	$2,799,894	$1,929,577
			U.S. Treasury Note
			1.38%
			11/30/18	426,012	424,505

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	378,318	378,318	02/15/41	283,056	385,908

There is also $440,164 in segregated cash held as collateral.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

13. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. The Funds did not have any borrowings under this agreement at September 30, 2014.

The average daily balances borrowed for the period ended September 30, 2014, were as follows:

Fund	Average Daily Balance
Emerging Markets 2x Strategy Fund	$54,939
Inverse Emerging Markets 2x Strategy Fund	15,797

14. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction. If the Court agrees to certify a defendant class, a judgment could bind all members of the group (whether or not individually named in the litigation). The defendants plan to oppose the motion.

On July 30, 2014, the defendants filed a motion to dismiss all three lawsuits. The Court will hold an oral argument on the motions to dismiss and on the motion for class certification on January 14, and, if necessary, January 15, 2015. The Court further ordered that, with certain exceptions, all discovery in the actions shall be stayed until the briefing of the class certification motion has concluded. Discovery shall begin promptly after the completion of all briefing on the class certification motion in late December 2014.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
 (Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
 Rockville, MD 20850

9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
 Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement

At in-person meetings of the Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”) held on May 15 and June 4, 2014 (each, a “Meeting” and, together, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board’s consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board’s responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Advisor’s profitability with respect to its Fund-related operations; (h) the Advisor’s compliance systems; (i) the Advisor’s policies and compliance procedures applicable to personal securities transactions; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•
Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•
Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds’ fees, expenses and total return performance to those of comparable funds in the Funds’ peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds’ and peer funds’ actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor’s representation

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OTHER INFORMATION (Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•
Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis.

•
Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•
Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor’s affiliates and the fees paid to the Advisor’s affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 9, 2014

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	December 9, 2014

* Print the name and title of each signing officer under his or her signature.